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                                       Registration Numbers 333-152194/811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4




           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 6
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 164


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 656-3000


                                 ------------
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT
                                GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 28, 2014 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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


                             GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company", "Our", "Us" or "We"). The Contract was available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and -non-qualified deferred compensation Plans. - The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Dynamic Capital Appreciation Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund

JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
  Global Research Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I

  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Value Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio -- Class C
  American Funds(R) Growth Allocation Portfolio -- Class C
  American Funds(R) Moderate Allocation Portfolio -- Class C

  BlackRock High Yield Portfolio -- Class A

  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class B
  Harris Oakmark International Portfolio -- Class A

  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A

  JPMorgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A


  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B

  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B

  WMC Large Cap Research Portfolio -- Class E

METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A

  BlackRock Capital Appreciation Portfolio -- Class A

  BlackRock Large Cap Value Portfolio -- Class B

  BlackRock Money Market Portfolio -- Class E

  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A

  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B

  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 28, 2014

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   14
  Other Plan Terminations.....................................   14
The Annuity Contract..........................................   14
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   16
  Accumulation Units..........................................   16
  Valuation of Assets.........................................   16
  The Funding Options.........................................   17
  Underlying Funds Which Are Fund of Funds....................   22
Charges and Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   24
  Free Withdrawal Allowance...................................   25
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Income Taxes................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   27
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   29
Access to Your Money..........................................   30
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   31
  Types of Ownership..........................................   31
  Contract Owner..............................................   31
  Beneficiary.................................................   31
  Annuitant...................................................   31
  Abandoned Property Requirements.............................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   32
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   33


                                                               PAGE
                                                               -----
  Total Control Account.......................................   33
The Annuity Period............................................   34
  Maturity Date...............................................   34
  Variable Annuity............................................   34
  Fixed Annuity...............................................   34
  Election of Options.........................................   35
  Retired Life Certificate....................................   35
  Allocation of Cash Value During the Annuity Period..........   35
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   37
  Right to Return.............................................   37
  Termination of Allocated Contracts..........................   37
  Contract Exchanges..........................................   38
  Contract Value..............................................   38
  Suspension of Payments......................................   39
  Misstatement................................................   39
  Funding Options.............................................   39
The Separate Account..........................................   39
  Performance Information.....................................   40
Federal Tax Considerations....................................   40
  Qualified Annuity Contracts.................................   41
Other Information.............................................   46
  The Insurance Company.......................................   46
  Financial Statements........................................   46
  Distribution of the Contracts...............................   46
  Conformity with State and Federal Laws......................   48
  Voting Rights...............................................   48
  Contract Modification.......................................   49
  Postponement of Payment (the "Emergency
    Procedure")...............................................   49
  Restrictions on Financial Transactions......................   49
  Legal Proceedings...........................................   49
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND --- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE --- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES




ADMINISTRATIVE CHARGES



SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)....... $15

                                   AND / OR


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(3)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%



(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. -Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.60%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................    0.52%         0.25%        0.03%
 American Funds Growth Fund........................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund.................    0.27%         0.25%        0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%         0.25%        0.09%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................    0.55%         0.25%        0.22%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................      --          0.80%           --           0.80%
 American Funds Growth Fund........................      --          0.60%           --           0.60%
 American Funds Growth-Income Fund.................      --          0.54%           --           0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........      --          0.89%           --           0.89%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................      --          1.02%           --           1.02%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Equity-Income Portfolio -- Initial Class.........    0.45%       --           0.10%
 High Income Portfolio -- Initial Class+..........    0.56%       --           0.12%
 Mid Cap Portfolio -- Service Class 2.............    0.55%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............    1.10%     0.25%          0.25%
 Templeton Foreign VIP Fund.......................    0.64%     0.25%          0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.............................    0.64%     0.25%          0.05%
 Global Research Portfolio........................    0.48%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --           0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --           0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --           0.18%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................    0.60%       --           0.14%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.59%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.59%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................    0.70%       --           0.08%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.67%       --           0.08%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
 Equity-Income Portfolio -- Initial Class......... 0.02%            0.57%       --               0.57%
 High Income Portfolio -- Initial Class+..........   --             0.68%       --               0.68%
 Mid Cap Portfolio -- Service Class 2.............   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............   --             1.60%       --               1.60%
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.............................   --             0.94%       --               0.94%
 Global Research Portfolio........................   --             0.78%       --               0.78%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --               1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --               1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --               1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.61%     0.00%              0.61%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.86%     0.00%              0.86%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................   --             0.78%       --               0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.75%     0.03%              0.72%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A.................    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A..........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B..........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class E..........................................    0.33%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B...........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A.................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A..........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B..........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%              0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.01%              0.70%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.06%              0.84%
 BlackRock Money Market Portfolio --
  Class E..........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%              0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%              0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%              0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.01%              0.82%
 Russell 2000(R) Index Portfolio -- Class A........ 0.11%            0.42%     0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.11%              0.61%


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.





                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 1                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $809    $1,394    $2,050     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $677    $  994    $1,382     $2,000     $177      $544    $  932    $2,000







                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 2                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $809    $1,304    $1,870     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $677    $  904    $1,202     $2,000     $177      $544    $  932    $2,000


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.

403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.


If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender -charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender -charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. - There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.


The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.



UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan



PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. - The -initial Purchase Payment is due and payable before the Contract becomes effective. - We may refuse to accept total Purchase Payments over $3,000,000. - Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.



VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). - (See "Distribution of the Contracts".)


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



             UNDERLYING FUND                        INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation              Seeks capital appreciation.             Fidelity Management & Research
 Portfolio -- Service Class 2                                                     Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial        Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
High Income Portfolio -- Initial       Seeks a high level of current income,   Fidelity Management & Research
 Class+                                while also considering growth of        Company
                                       capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
Legg Mason Investment Counsel          Seeks capital appreciation and          Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.     LLC
                                                                               Subadviser: Legg Mason Investment
                                                                               Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its        Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital           LLC
                                       appreciation as its secondary           Subadvisers: Western Asset
                                       objective.                              Management Company; Western
                                                                               Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level    MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio -- Class C

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- -------------------------------------
American Funds(R) Moderate           Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C     of income and growth of capital, with
                                     a greater emphasis on income.
BlackRock High Yield Portfolio --    Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                             consistent with income generation         Subadviser: BlackRock Financial
                                     and prudent investment management.        Management, Inc.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A+                                                         Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
Loomis Sayles Global Markets         Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class A                through a combination of capital          Subadviser: Loomis, Sayles &
                                     appreciation and income.                  Company, L.P.
Lord Abbett Bond Debenture           Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                     to produce a high total return.
MetLife Asset Allocation 100         Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity       Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Research International        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Third Avenue
                                                                                 Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company, LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index           Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                   Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio --      Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20             Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":


MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio

American Funds(R) Moderate Allocation Portfolio


"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;


   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.


We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE



Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:


   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.


We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:


   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree


   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE



For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to " The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.


As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES



We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.



INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.

                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen Series Global Research Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets -VIP Fund, Templeton Foreign -VIP Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, -We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on -amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on -funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your -Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. -We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.

                             ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract. -

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. - For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. - (Escheatment is the formal, legal name of this process.) - However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. - To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. - Please call 1-800-842-9406 to make such changes.




                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                            NON-QUALIFIED CONTRACTS


                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                            PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS...                 APPLY*
 OWNER (WHO IS NOT THE       The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 OWNER (WHO IS THE           The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 ANNUITANT (WHO IS NOT THE   The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)             none, to the Contract          continue the Contract rather
                             Owner.                         than receive the distribution.
 ANNUITANT (WHO IS THE       See death of "owner who is                                        Yes
 CONTRACT OWNER)             the Annuitant" above.

                                                                                MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                         PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:       UNLESS...          APPLY*
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                 Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the               Annuitant is treated
                              owner.                                      as death of the
                                                                          owner in these
                                                                          circumstances.)
 BENEFICIARY                  No death proceeds are                       N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                       N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE


During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity

Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. - However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)
SPECIAL RULES REGARDING EXCHANGES
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. - Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. - You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS
If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2. Is exchanged to another permissible investment under your 403(b) plan;
3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4. Occurs after You die, leave your job or become disabled (as defined by the Code);
5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7. Relates to rollover or after-tax contributions; or
8. Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER


Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds' shares in connection with the Contract: the American Funds(R) Growth Fund, the American Funds(R) Global Growth Fund, the American Funds(R) -Growth-Income Fund, the American Funds(R) -Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) -Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.217           2.342                      --
                                                                       2006   1.931           2.217                 391,031
                                                                       2005   1.855           1.931                 425,802
                                                                       2004   1.687           1.855                 493,699
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.087           1.168                      --
                                                                       2006   1.000           1.087                 347,442
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.847           0.892                      --
                                                                       2005   0.806           0.847                 398,147
                                                                       2004   0.767           0.806                 396,007
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.930           0.889                      --
                                                                       2007   0.802           0.930                 109,960
                                                                       2006   0.786           0.802                 238,818
                                                                       2005   0.735           0.786                 164,175
                                                                       2004   0.692           0.735                 174,046
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2013   1.826           2.345               1,550,822
                                                                       2012   1.499           1.826               2,004,861
                                                                       2011   1.655           1.499               3,069,218
                                                                       2010   1.490           1.655               2,735,685
                                                                       2009   1.053           1.490               1,876,048
                                                                       2008   1.657           1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08).................... 2013   1.567           2.027               2,778,224
                                                                       2012   1.337           1.567               3,190,950
                                                                       2011   1.406           1.337               4,214,472
                                                                       2010   1.191           1.406               4,328,492
                                                                       2009   0.860           1.191               3,306,607
                                                                       2008   1.479           0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2013   1.387           1.840               1,531,460
                                                                       2012   1.188           1.387               1,847,248
                                                                       2011   1.217           1.188               2,709,698
                                                                       2010   1.099           1.217               2,252,078
                                                                       2009   0.842           1.099               1,552,987
                                                                       2008   1.308           0.842               1,185,410
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.329           2.312                      --
                                                                       2005   1.982           2.329               3,178,807
                                                                       2004   1.668           1.982               3,007,532
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............. 2007   3.090           3.248                      --
                                                                       2006   2.346           3.090                 242,036
                                                                       2005   1.845           2.346                  81,085
                                                                       2004   1.485           1.845                 101,326

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.603
                                                                                       2005   2.444
                                                                                       2004   1.871
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.415
                                                                                       2007   1.329
                                                                                       2006   1.147
                                                                                       2005   1.106
                                                                                       2004   1.059
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.723
                                                                                       2007   1.949
                                                                                       2006   1.889
                                                                                       2005   1.797
                                                                                       2004   1.623
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.780
                                                                                       2006   1.669
                                                                                       2005   1.613
                                                                                       2004   1.539
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2013   1.857
                                                                                       2012   1.609
                                                                                       2011   1.665
                                                                                       2010   1.432
                                                                                       2009   1.064
                                                                                       2008   1.867
                                                                                       2007   1.601
                                                                                       2006   1.446
                                                                                       2005   1.247
                                                                                       2004   1.089
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.520
                                                                                       2012   1.251
                                                                                       2011   1.294
                                                                                       2010   1.104
                                                                                       2009   0.818
                                                                                       2008   1.403
                                                                                       2007   1.322
                                                                                       2006   1.169
                                                                                       2005   0.974
                                                                                       2004   0.968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.361
                                                                                       2012   2.024
                                                                                       2011   2.017
                                                                                       2010   1.762
                                                                                       2009   1.362
                                                                                       2008   2.389
                                                                                       2007   2.367
                                                                                       2006   1.981
                                                                                       2005   1.882
                                                                                       2004   1.698
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.225
                                                                                       2007   1.763
                                                                                       2006   1.660
                                                                                       2005   1.578
                                                                                       2004   1.536
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2013   1.899
                                                                                       2012   1.672
                                                                                       2011   1.617
                                                                                       2010   1.429
                                                                                       2009   0.999
                                                                                       2008   1.339
                                                                                       2007   1.311
                                                                                       2006   1.186
                                                                                       2005   1.161
                                                                                       2004   1.066



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.432                      --
                                                                                       2.603                 732,600
                                                                                       2.444                 725,473
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.358                      --
                                                                                       1.415                 367,420
                                                                                       1.329                 729,558
                                                                                       1.147                 470,417
                                                                                       1.106                 461,716
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.632                      --
                                                                                       1.723                 854,724
                                                                                       1.949               1,750,689
                                                                                       1.889               1,323,461
                                                                                       1.797               1,353,337
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.870                      --
                                                                                       1.780                  48,905
                                                                                       1.669                  48,905
                                                                                       1.613                  71,906
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2.418               3,479,929
                                                                                       1.857               4,080,504
                                                                                       1.609               5,678,027
                                                                                       1.665               5,177,190
                                                                                       1.432               4,323,092
                                                                                       1.064               3,733,850
                                                                                       1.867               3,698,163
                                                                                       1.601               8,304,547
                                                                                       1.446               7,103,809
                                                                                       1.247               5,358,276
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2.089                  24,844
                                                                                       1.520                  60,314
                                                                                       1.251                  68,707
                                                                                       1.294                 104,921
                                                                                       1.104                 100,461
                                                                                       0.818                  88,755
                                                                                       1.403                  48,915
                                                                                       1.322                 146,543
                                                                                       1.169                  74,681
                                                                                       0.974                  54,968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 3.007                  42,878
                                                                                       2.361                  51,226
                                                                                       2.024                  61,065
                                                                                       2.017                  56,240
                                                                                       1.762                  53,238
                                                                                       1.362                 146,959
                                                                                       2.389                 138,732
                                                                                       2.367                 169,656
                                                                                       1.981                 138,209
                                                                                       1.882                 149,510
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2.048                      --
                                                                                       2.225                 290,247
                                                                                       1.763                 275,368
                                                                                       1.660                 313,797
                                                                                       1.578                 375,289
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2.000                      --
                                                                                       1.899                      --
                                                                                       1.672                   1,867
                                                                                       1.617                  34,927
                                                                                       1.429                  34,927
                                                                                       0.999                  37,512
                                                                                       1.339                  37,524
                                                                                       1.311                  37,524
                                                                                       1.186                  37,524
                                                                                       1.161                  37,524

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.544
                                                                                   2012   2.234
                                                                                   2011   2.521
                                                                                   2010   1.973
                                                                                   2009   1.420
                                                                                   2008   2.366
                                                                                   2007   2.064
                                                                                   2006   1.847
                                                                                   2005   1.574
                                                                                   2004   1.270
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.262
                                                                                   2012   2.011
                                                                                   2011   2.404
                                                                                   2010   2.057
                                                                                   2009   1.199
                                                                                   2008   2.550
                                                                                   2007   1.992
                                                                                   2006   1.565
                                                                                   2005   1.235
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.596
                                                                                   2012   1.358
                                                                                   2011   1.528
                                                                                   2010   1.418
                                                                                   2009   1.041
                                                                                   2008   1.757
                                                                                   2007   1.531
                                                                                   2006   1.268
                                                                                   2005   1.158
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.548
                                                                                   2006   2.112
                                                                                   2005   2.046
                                                                                   2004   1.775
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.187
                                                                                   2005   2.017
                                                                                   2004   1.746
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   2.088
                                                                                   2005   2.073
                                                                                   2004   1.917
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 2006   1.164
                                                                                   2005   1.088
                                                                                   2004   1.011
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2013   1.529
                                                                                   2012   1.315
                                                                                   2011   1.345
                                                                                   2010   1.078
                                                                                   2009   0.751
                                                                                   2008   1.346
                                                                                   2007   1.112
                                                                                   2006   0.987
                                                                                   2005   0.887
                                                                                   2004   0.740
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................... 2013   0.929
                                                                                   2012   0.780
                                                                                   2011   0.913
                                                                                   2010   0.795
                                                                                   2009   0.582
                                                                                   2008   1.060
                                                                                   2007   0.976
                                                                                   2006   0.832
                                                                                   2005   0.793
                                                                                   2004   0.763



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 3.436               1,564,598
                                                                                   2.544               1,879,494
                                                                                   2.234               2,584,570
                                                                                   2.521               2,275,753
                                                                                   1.973               1,786,511
                                                                                   1.420               1,535,912
                                                                                   2.366               1,743,249
                                                                                   2.064               5,803,109
                                                                                   1.847               5,046,318
                                                                                   1.574               3,259,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.228                 166,678
                                                                                   2.262                 199,065
                                                                                   2.011                 189,511
                                                                                   2.404                 212,374
                                                                                   2.057                 209,376
                                                                                   1.199                 387,232
                                                                                   2.550                 317,595
                                                                                   1.992                 413,332
                                                                                   1.565                 311,013
                                                                                   1.235                 100,959
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.950                 358,682
                                                                                   1.596                 354,335
                                                                                   1.358                 383,587
                                                                                   1.528                 393,940
                                                                                   1.418                 429,606
                                                                                   1.041                 350,061
                                                                                   1.757                 451,650
                                                                                   1.531               1,114,119
                                                                                   1.268                 640,891
                                                                                   1.158                 272,618
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.706                      --
                                                                                   2.548                 232,359
                                                                                   2.112                 147,663
                                                                                   2.046                 121,205
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.568                      --
                                                                                   2.187                 556,302
                                                                                   2.017                 515,737
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.141                      --
                                                                                   2.088                 487,875
                                                                                   2.073                 457,164
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 1.207                      --
                                                                                   1.164               2,073,047
                                                                                   1.088               2,094,227
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2.007                 243,706
                                                                                   1.529                 271,968
                                                                                   1.315                 469,253
                                                                                   1.345                 450,604
                                                                                   1.078                 383,306
                                                                                   0.751                 354,214
                                                                                   1.346                 424,858
                                                                                   1.112                 847,311
                                                                                   0.987                 733,827
                                                                                   0.887                 775,607
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................... 1.183                  60,230
                                                                                   0.929                  76,860
                                                                                   0.780                  99,145
                                                                                   0.913                  87,463
                                                                                   0.795                 198,279
                                                                                   0.582                 350,259
                                                                                   1.060                 495,129
                                                                                   0.976               1,314,948
                                                                                   0.832               1,293,969
                                                                                   0.793               1,355,881

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 2013   1.332
                                                                               2012   1.129
                                                                               2011   1.108
                                                                               2010   0.892
                                                                               2009   0.667
                                                                               2008   1.126
                                                                               2007   1.116
                                                                               2006   1.032
                                                                               2005   0.930
                                                                               2004   0.851
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.308
                                                                               2012   1.145
                                                                               2011   1.227
                                                                               2010   1.059
                                                                               2009   0.824
                                                                               2008   1.306
                                                                               2007   1.355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........ 2013   1.658
                                                                               2012   1.461
                                                                               2011   1.362
                                                                               2010   1.221
                                                                               2009   0.999
                                                                               2008   1.547
                                                                               2007   1.529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)..... 2013   1.948
                                                                               2012   1.629
                                                                               2011   1.649
                                                                               2010   1.510
                                                                               2009   1.067
                                                                               2008   1.712
                                                                               2007   1.636
                                                                               2006   1.573
                                                                               2005   1.504
                                                                               2004   1.508
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)..... 2013   2.159
                                                                               2012   1.865
                                                                               2011   1.787
                                                                               2010   1.643
                                                                               2009   1.327
                                                                               2008   2.074
                                                                               2007   2.008
                                                                               2006   1.709
                                                                               2005   1.613
                                                                               2004   1.471
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2013   1.705
                                                                               2012   1.437
                                                                               2011   1.426
                                                                               2010   1.146
                                                                               2009   0.807
                                                                               2008   1.370
                                                                               2007   1.253
                                                                               2006   1.117
                                                                               2005   1.072
                                                                               2004   0.937
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 2011   1.135
                                                                               2010   1.101
                                                                               2009   0.861
                                                                               2008   1.531
                                                                               2007   1.449
                                                                               2006   1.158
                                                                               2005   1.043
                                                                               2004   0.890



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 1.957               1,020,430
                                                                               1.332               1,045,273
                                                                               1.129               1,101,481
                                                                               1.108               1,195,312
                                                                               0.892               1,413,503
                                                                               0.667               1,539,345
                                                                               1.126               2,013,129
                                                                               1.116               3,439,553
                                                                               1.032               1,964,545
                                                                               0.930               2,160,052
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 1.718                 790,982
                                                                               1.308                 815,069
                                                                               1.145                 893,033
                                                                               1.227                 990,582
                                                                               1.059               1,203,817
                                                                               0.824               1,249,595
                                                                               1.306               1,331,029
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........ 2.076                  46,440
                                                                               1.658                  52,386
                                                                               1.461                  28,342
                                                                               1.362                  29,937
                                                                               1.221                  21,190
                                                                               0.999                  19,862
                                                                               1.547                  17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)..... 2.669                  83,114
                                                                               1.948                  82,769
                                                                               1.629                 166,723
                                                                               1.649                 154,347
                                                                               1.510                  74,119
                                                                               1.067                  93,392
                                                                               1.712                 138,898
                                                                               1.636                 243,806
                                                                               1.573                 289,180
                                                                               1.504                 366,579
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)..... 2.841                 288,201
                                                                               2.159                 488,434
                                                                               1.865                 790,456
                                                                               1.787                 783,808
                                                                               1.643                 585,486
                                                                               1.327                 604,312
                                                                               2.074               1,012,376
                                                                               2.008                 504,118
                                                                               1.709                 545,968
                                                                               1.613                 599,717
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2.493                 211,622
                                                                               1.705                 369,677
                                                                               1.437                 546,075
                                                                               1.426                 470,162
                                                                               1.146                 402,831
                                                                               0.807                 347,536
                                                                               1.370                 217,352
                                                                               1.253                 875,141
                                                                               1.117                 961,768
                                                                               1.072               1,020,306
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 1.226                      --
                                                                               1.135                  95,905
                                                                               1.101                  84,537
                                                                               0.861                  89,068
                                                                               1.531                 176,856
                                                                               1.449                 162,942
                                                                               1.158                 255,434
                                                                               1.043                 231,552

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2013   2.254
                                                                             2012   2.048
                                                                             2011   2.061
                                                                             2010   1.849
                                                                             2009   1.514
                                                                             2008   2.036
                                                                             2007   1.847
                                                                             2006   1.726
                                                                             2005   1.663
                                                                             2004   1.575
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 2011   1.061
                                                                             2010   0.977
                                                                             2009   0.837
                                                                             2008   1.069
                                                                             2007   1.061
                                                                             2006   1.025
                                                                             2005   1.007
                                                                             2004   1.002
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2013   2.414
                                                                             2012   2.061
                                                                             2011   2.024
                                                                             2010   1.746
                                                                             2009   1.098
                                                                             2008   1.578
                                                                             2007   1.583
                                                                             2006   1.435
                                                                             2005   1.407
                                                                             2004   1.281
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 2010   1.419
                                                                             2009   1.424
                                                                             2008   1.397
                                                                             2007   1.339
                                                                             2006   1.288
                                                                             2005   1.260
                                                                             2004   1.257
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2007   2.230
                                                                             2006   1.899
                                                                             2005   1.836
                                                                             2004   1.706
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2007   1.913
                                                                             2006   1.627
                                                                             2005   1.537
                                                                             2004   1.398
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2006   1.968
                                                                             2005   1.907
                                                                             2004   1.753
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   2.609
                                                                             2007   2.475
                                                                             2006   2.581
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2013   2.363
                                                                             2012   2.033
                                                                             2011   1.993
                                                                             2010   1.725
                                                                             2009   1.178
                                                                             2008   1.561
                                                                             2007   1.593
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 2007   1.446
                                                                             2006   1.357



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2.660                 114,854
                                                                             2.254                 112,453
                                                                             2.048                 111,826
                                                                             2.061                 110,723
                                                                             1.849                 123,343
                                                                             1.514                  78,316
                                                                             2.036                 130,963
                                                                             1.847                 401,523
                                                                             1.726                 401,078
                                                                             1.663                 410,937
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 1.051                      --
                                                                             1.061                  26,071
                                                                             0.977                  62,855
                                                                             0.837                  59,470
                                                                             1.069                  64,549
                                                                             1.061                  23,302
                                                                             1.025                  77,851
                                                                             1.007                  20,413
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2.621                  24,862
                                                                             2.414                  21,055
                                                                             2.061                  32,924
                                                                             2.024                  36,777
                                                                             1.746                  30,623
                                                                             1.098                  46,937
                                                                             1.578                  52,111
                                                                             1.583                  81,352
                                                                             1.435                  62,659
                                                                             1.407                  78,885
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 1.416                      --
                                                                             1.419                      58
                                                                             1.424               1,026,538
                                                                             1.397                 238,696
                                                                             1.339                 261,916
                                                                             1.288                  45,638
                                                                             1.260                  35,778
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2.347                      --
                                                                             2.230               1,637,520
                                                                             1.899               1,691,857
                                                                             1.836               1,808,280
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2.017                      --
                                                                             1.913               3,257,332
                                                                             1.627               3,231,849
                                                                             1.537               3,173,539
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2.037                      --
                                                                             1.968               3,755,343
                                                                             1.907               3,701,526
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2.522                      --
                                                                             2.609                 467,961
                                                                             2.475               1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2.581                 787,944
                                                                             2.363                 973,227
                                                                             2.033               1,126,789
                                                                             1.993               1,313,771
                                                                             1.725                 963,309
                                                                             1.178                 822,732
                                                                             1.561                 863,101
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 1.522                      --
                                                                             1.446                 178,204

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.421
                                                                                      2012   1.260
                                                                                      2011   1.265
                                                                                      2010   1.130
                                                                                      2009   0.954
                                                                                      2008   1.531
                                                                                      2007   1.509
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.109
                                                                                      2012   0.883
                                                                                      2011   0.938
                                                                                      2010   0.812
                                                                                      2009   0.604
                                                                                      2008   1.040
                                                                                      2007   1.228
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   3.122
                                                                                      2012   2.557
                                                                                      2011   2.776
                                                                                      2010   2.546
                                                                                      2009   1.789
                                                                                      2008   3.094
                                                                                      2007   2.386
                                                                                      2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.991
                                                                                      2012   0.840
                                                                                      2011   0.818
                                                                                      2010   0.665
                                                                                      2009   0.503
                                                                                      2008   0.794
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.110
                                                                                      2012   0.984
                                                                                      2011   1.011
                                                                                      2010   0.907
                                                                                      2009   0.705
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.051
                                                                                      2012   0.911
                                                                                      2011   0.962
                                                                                      2010   0.853
                                                                                      2009   0.640
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.137
                                                                                      2012   1.032
                                                                                      2011   1.036
                                                                                      2010   0.948
                                                                                      2009   0.773
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2013   2.210
                                                                                      2012   1.717
                                                                                      2011   2.008
                                                                                      2010   1.732
                                                                                      2009   1.121
                                                                                      2008   1.793
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).............................. 2013   1.460
                                                                                      2012   1.281
                                                                                      2011   1.338
                                                                                      2010   1.072
                                                                                      2009   0.852
                                                                                      2008   1.287
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2013   1.565
                                                                                      2012   1.328
                                                                                      2011   1.348
                                                                                      2010   1.072
                                                                                      2009   0.804
                                                                                      2008   1.231



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.896                  50,660
                                                                                      1.421                  36,638
                                                                                      1.260                  32,311
                                                                                      1.265                 107,948
                                                                                      1.130                   2,953
                                                                                      0.954                  14,770
                                                                                      1.531                 128,068
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.144                 916,710
                                                                                      1.109               1,221,078
                                                                                      0.883               1,353,015
                                                                                      0.938               1,375,066
                                                                                      0.812               1,220,900
                                                                                      0.604               1,101,186
                                                                                      1.040               1,321,364
                                                                                      1.228               2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 4.007               3,405,847
                                                                                      3.122               3,624,544
                                                                                      2.557               4,592,561
                                                                                      2.776               4,426,605
                                                                                      2.546               4,099,024
                                                                                      1.789               3,609,955
                                                                                      3.094               3,498,318
                                                                                      2.386               5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.436                  67,355
                                                                                      0.991                  63,878
                                                                                      0.840                  32,487
                                                                                      0.818                   6,983
                                                                                      0.665                   1,778
                                                                                      0.503                   2,336
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.308                 299,645
                                                                                      1.110                 239,198
                                                                                      0.984                 199,530
                                                                                      1.011                 135,545
                                                                                      0.907                  48,287
                                                                                      0.705                  42,820
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.308                 295,693
                                                                                      1.051                 243,506
                                                                                      0.911                 207,415
                                                                                      0.962                 137,462
                                                                                      0.853                  53,093
                                                                                      0.640                  18,406
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.283                 235,122
                                                                                      1.137                 188,467
                                                                                      1.032                  88,986
                                                                                      1.036                  58,626
                                                                                      0.948                  24,467
                                                                                      0.773                  20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.873                      --
                                                                                      2.210                      --
                                                                                      1.717                      --
                                                                                      2.008                      --
                                                                                      1.732                      --
                                                                                      1.121                      --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).............................. 1.891                 127,930
                                                                                      1.460                 155,462
                                                                                      1.281                 159,576
                                                                                      1.338                 184,167
                                                                                      1.072                 186,511
                                                                                      0.852                 162,716
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2.186                  25,614
                                                                                      1.565                  23,532
                                                                                      1.328                  14,554
                                                                                      1.348                  31,634
                                                                                      1.072                  34,852
                                                                                      0.804                  31,883

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2013   1.273
                                                                            2012   1.108
                                                                            2011   1.240
                                                                            2010   1.044
                                                                            2009   0.813
                                                                            2008   1.090
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.703
                                                                            2008   2.292
                                                                            2007   2.168
                                                                            2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.696
                                                                            2010   0.652
                                                                            2009   0.476
                                                                            2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013   3.841
                                                                            2012   3.296
                                                                            2011   3.358
                                                                            2010   2.760
                                                                            2009   1.969
                                                                            2008   3.253
                                                                            2007   2.688
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.590
                                                                            2012   2.302
                                                                            2011   2.209
                                                                            2010   1.964
                                                                            2009   1.441
                                                                            2008   1.776
                                                                            2007   1.673
                                                                            2006   1.585
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.651
                                                                            2008   1.142
                                                                            2007   1.027
                                                                            2006   1.033
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   1.092
                                                                            2012   0.941
                                                                            2011   1.093
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.613
                                                                            2012   3.052
                                                                            2011   3.764
                                                                            2010   3.054
                                                                            2009   1.816
                                                                            2008   4.094
                                                                            2007   3.227
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.438
                                                                            2012   1.240
                                                                            2011   1.397
                                                                            2010   1.262
                                                                            2009   0.965
                                                                            2008   1.684
                                                                            2007   1.593
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.650
                                                                            2012   2.525
                                                                            2011   2.677
                                                                            2010   2.185
                                                                            2009   1.603
                                                                            2008   2.518
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2013   1.098
                                                                            2012   1.011
                                                                            2011   1.093
                                                                            2010   0.832
                                                                            2009   0.532
                                                                            2008   0.953
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012   0.917
                                                                            2011   0.932
                                                                            2010   0.855
                                                                            2009   0.597
                                                                            2008   1.059



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 1.687                  25,884
                                                                            1.273                  27,942
                                                                            1.108                   3,579
                                                                            1.240                  17,365
                                                                            1.044                  30,638
                                                                            0.813                  36,448
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.690                      --
                                                                            1.703               1,040,406
                                                                            2.292               1,708,065
                                                                            2.168               4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.742                      --
                                                                            0.696                  14,550
                                                                            0.652                  10,962
                                                                            0.476                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 4.481                  11,156
                                                                            3.841                  10,178
                                                                            3.296                   9,132
                                                                            3.358                   8,250
                                                                            2.760                   8,766
                                                                            1.969                 161,441
                                                                            3.253                 169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.785                  82,766
                                                                            2.590                  84,506
                                                                            2.302                  89,531
                                                                            2.209                 100,445
                                                                            1.964                 101,707
                                                                            1.441                 164,857
                                                                            1.776                 182,051
                                                                            1.673                 601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.621                      --
                                                                            0.651                  38,830
                                                                            1.142                  39,331
                                                                            1.027                 173,133
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.406                 588,824
                                                                            1.092                 444,050
                                                                            0.941                 373,843
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.419                  55,029
                                                                            3.613                  81,629
                                                                            3.052                  95,800
                                                                            3.764                 111,897
                                                                            3.054                 216,834
                                                                            1.816                 208,396
                                                                            4.094                 165,682
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.705                 251,790
                                                                            1.438                 297,984
                                                                            1.240                 407,878
                                                                            1.397                 374,668
                                                                            1.262                 416,642
                                                                            0.965                 451,543
                                                                            1.684                 505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.881                      --
                                                                            2.650                 429,948
                                                                            2.525                 527,129
                                                                            2.677                 496,271
                                                                            2.185                 514,501
                                                                            1.603                 445,991
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.517                  59,753
                                                                            1.098                  66,561
                                                                            1.011                 100,028
                                                                            1.093                 108,020
                                                                            0.832                  61,048
                                                                            0.532                  30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 1.034                      --
                                                                            0.917                 321,699
                                                                            0.932                 279,044
                                                                            0.855                 248,181
                                                                            0.597                 348,272

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 2013   1.180
                                                                            2012   0.977
                                                                            2011   1.071
                                                                            2010   0.927
                                                                            2009   0.665
                                                                            2008   1.122
                                                                            2007   1.060
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2013   1.549
                                                                            2012   1.425
                                                                            2011   1.286
                                                                            2010   1.198
                                                                            2009   1.018
                                                                            2008   1.133
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   2.065
                                                                            2012   1.901
                                                                            2011   1.854
                                                                            2010   1.724
                                                                            2009   1.537
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.682
                                                                            2012   1.530
                                                                            2011   1.613
                                                                            2010   1.396
                                                                            2009   1.134
                                                                            2008   1.698
                                                                            2007   1.627
                                                                            2006   1.503
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.684
                                                                            2012   2.419
                                                                            2011   2.348
                                                                            2010   2.106
                                                                            2009   1.592
                                                                            2008   1.794
                                                                            2007   1.692
                                                                            2006   1.623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   6.299
                                                                            2012   5.372
                                                                            2011   5.630
                                                                            2010   4.840
                                                                            2009   4.113
                                                                            2008   6.150
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.443
                                                                            2012   1.231
                                                                            2011   1.360
                                                                            2010   1.141
                                                                            2009   0.908
                                                                            2008   1.302
                                                                            2007   1.416
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762
                                                                            2006   1.700
                                                                            2005   1.675
                                                                            2004   1.610
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   2.000
                                                                            2006   1.591
                                                                            2005   1.396
                                                                            2004   1.223
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448
                                                                            2006   1.294
                                                                            2005   1.221
                                                                            2004   1.116
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907
                                                                            2006   1.688
                                                                            2005   1.583
                                                                            2004   1.386



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 1.495                 470,321
                                                                            1.180                 504,363
                                                                            0.977                 485,285
                                                                            1.071                 547,136
                                                                            0.927                 523,869
                                                                            0.665                 733,293
                                                                            1.122                 925,817
                                                                            1.060               1,099,185
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 1.401                 691,395
                                                                            1.549               1,037,515
                                                                            1.425                 694,688
                                                                            1.286                 707,526
                                                                            1.198                 654,510
                                                                            1.018                 879,320
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2.014               3,186,971
                                                                            2.065               5,255,625
                                                                            1.901               6,897,380
                                                                            1.854               5,348,047
                                                                            1.724               2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2.225                  91,623
                                                                            1.682                  99,137
                                                                            1.530                 106,516
                                                                            1.613                 181,948
                                                                            1.396                 208,590
                                                                            1.134                 161,779
                                                                            1.698                 167,853
                                                                            1.627                 276,112
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2.709                 433,932
                                                                            2.684                 538,851
                                                                            2.419                 684,209
                                                                            2.348                 714,453
                                                                            2.106                 586,022
                                                                            1.592                 323,848
                                                                            1.794                 190,481
                                                                            1.692                 327,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 8.377                      --
                                                                            6.299                      --
                                                                            5.372                      --
                                                                            5.630                      --
                                                                            4.840                      --
                                                                            4.113                      --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 1.900               1,025,730
                                                                            1.443               1,230,951
                                                                            1.231               1,680,695
                                                                            1.360               1,755,586
                                                                            1.141               1,622,276
                                                                            0.908               1,412,540
                                                                            1.302               1,323,664
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.830                      --
                                                                            1.762               1,089,845
                                                                            1.700                 764,679
                                                                            1.675                 742,031
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2.159                      --
                                                                            2.000               1,663,353
                                                                            1.591               1,025,647
                                                                            1.396               1,014,954
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.521                      --
                                                                            1.448               1,450,173
                                                                            1.294                 779,759
                                                                            1.221                 702,789
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.916                      --
                                                                            1.907               1,380,843
                                                                            1.688               1,192,206
                                                                            1.583               1,129,046

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2013   2.377           2.308                 466,638
                                                                          2012   2.302           2.377                 564,487
                                                                          2011   2.154           2.302               1,164,754
                                                                          2010   2.043           2.154                 924,433
                                                                          2009   1.954           2.043                 841,340
                                                                          2008   1.855           1.954                 809,872
                                                                          2007   1.828           1.855                 799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   2.035           2.007                 343,249
                                                                          2012   1.903           2.035                 615,261
                                                                          2011   1.797           1.903                 860,094
                                                                          2010   1.669           1.797                 701,280
                                                                          2009   1.534           1.669                 385,373
                                                                          2008   1.597           1.534                 367,198
                                                                          2007   1.512           1.597                 361,988
                                                                          2006   1.446           1.512                 426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.353           1.805                 705,131
                                                                          2012   1.190           1.353               1,020,932
                                                                          2011   1.315           1.190               1,624,034
                                                                          2010   1.104           1.315               1,335,805
                                                                          2009   0.871           1.104                 807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08).......... 2009   2.238           2.335                      --
                                                                          2008   3.441           2.238                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................... 2013   2.068           2.479                 689,360
                                                                          2012   1.852           2.068                 768,061
                                                                          2011   1.795           1.852               1,093,351
                                                                          2010   1.647           1.795               1,182,794
                                                                          2009   1.412           1.647               1,273,020
                                                                          2008   1.889           1.412                  37,614
                                                                          2007   1.862           1.889                  37,628
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.360           1.781                 726,311
                                                                          2012   1.200           1.360                 686,276
                                                                          2011   1.183           1.200                 622,195
                                                                          2010   1.093           1.183                 577,571
                                                                          2009   0.990           1.093                 553,093
                                                                          2008   1.443           0.990                  57,091
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2013   1.394           1.386                      --
                                                                          2012   1.402           1.394                      --
                                                                          2011   1.411           1.402                      --
                                                                          2010   1.416           1.411                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.655           0.650                      --
                                                                          2008   1.102           0.655                  97,511
                                                                          2007   1.156           1.102                  96,900
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.314           1.747                 234,518
                                                                          2012   1.172           1.314                 289,203
                                                                          2011   1.228           1.172                 370,706
                                                                          2010   1.103           1.228                 380,539
                                                                          2009   0.841           1.103                 368,495
                                                                          2008   1.353           0.841                 324,641
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.810           0.848                      --
                                                                          2008   1.476           0.810                 820,592
                                                                          2007   1.429           1.476                 886,897
                                                                          2006   1.400           1.429               1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/08)........................ 2013   1.589           1.754                      --
                                                                          2012   1.382           1.589                 761,482
                                                                          2011   1.483           1.382               1,141,787
                                                                          2010   1.304           1.483               1,118,553
                                                                          2009   1.078           1.304                 912,029
                                                                          2008   1.647           1.078                 832,281
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2013   1.595           2.103                  60,383
                                                                          2012   1.447           1.595                  58,097
                                                                          2011   1.503           1.447                  55,452
                                                                          2010   1.313           1.503                  78,418
                                                                          2009   0.885           1.313                  87,510
                                                                          2008   1.641           0.885                 166,185
                                                                          2007   1.371           1.641                 185,965
                                                                          2006   1.395           1.371                 370,903

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.999
                                                                                    2012   1.030
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.909
                                                                                    2011   0.913
                                                                                    2010   0.825
                                                                                    2009   0.595
                                                                                    2008   0.892
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   1.008
                                                                                    2010   0.877
                                                                                    2009   0.671
                                                                                    2008   1.133
                                                                                    2007   1.104
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.378
                                                                                    2012   1.270
                                                                                    2011   1.237
                                                                                    2010   1.131
                                                                                    2009   0.944
                                                                                    2008   1.109
                                                                                    2007   1.057
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.324
                                                                                    2012   1.195
                                                                                    2011   1.190
                                                                                    2010   1.073
                                                                                    2009   0.873
                                                                                    2008   1.120
                                                                                    2007   1.075
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.255
                                                                                    2012   1.115
                                                                                    2011   1.137
                                                                                    2010   1.011
                                                                                    2009   0.804
                                                                                    2008   1.133
                                                                                    2007   1.092
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.186
                                                                                    2012   1.034
                                                                                    2011   1.081
                                                                                    2010   0.948
                                                                                    2009   0.739
                                                                                    2008   1.146
                                                                                    2007   1.110
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.421
                                                                                    2012   2.104
                                                                                    2011   2.078
                                                                                    2010   1.820
                                                                                    2009   1.450
                                                                                    2008   2.319
                                                                                    2007   2.323
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.620
                                                                                    2012   2.367
                                                                                    2011   2.330
                                                                                    2010   2.133
                                                                                    2009   1.813
                                                                                    2008   2.348
                                                                                    2007   2.268
                                                                                    2006   2.107
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.597
                                                                                    2012   1.378
                                                                                    2011   1.374
                                                                                    2010   1.241
                                                                                    2009   1.033
                                                                                    2008   1.540
                                                                                    2007   1.440
                                                                                    2006   1.294



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.361                 385,728
                                                                                    0.999                 384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 1.044                      --
                                                                                    0.909                  44,597
                                                                                    0.913                  46,826
                                                                                    0.825                  91,416
                                                                                    0.595                  88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.096                      --
                                                                                    1.008                 652,513
                                                                                    0.877                 452,347
                                                                                    0.671                 353,152
                                                                                    1.133                 184,278
                                                                                    1.104                  68,049
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.429                 317,837
                                                                                    1.378                 276,080
                                                                                    1.270                 105,207
                                                                                    1.237                 335,414
                                                                                    1.131                 230,078
                                                                                    0.944                 159,419
                                                                                    1.109                 116,509
                                                                                    1.057                  42,701
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.460                 749,425
                                                                                    1.324                 668,656
                                                                                    1.195                 569,123
                                                                                    1.190                 943,691
                                                                                    1.073                 647,874
                                                                                    0.873                 554,788
                                                                                    1.120                 379,547
                                                                                    1.075                 341,858
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.472               3,018,608
                                                                                    1.255               2,473,745
                                                                                    1.115               2,288,618
                                                                                    1.137               2,752,499
                                                                                    1.011               1,815,955
                                                                                    0.804               1,607,447
                                                                                    1.133               1,362,538
                                                                                    1.092                 458,707
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.466               1,779,260
                                                                                    1.186               1,409,873
                                                                                    1.034               1,205,580
                                                                                    1.081               2,750,499
                                                                                    0.948               2,516,836
                                                                                    0.739               2,123,002
                                                                                    1.146               2,019,152
                                                                                    1.110                 593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 3.178               1,961,035
                                                                                    2.421               2,205,793
                                                                                    2.104               2,985,130
                                                                                    2.078               3,205,205
                                                                                    1.820               3,424,479
                                                                                    1.450               1,173,180
                                                                                    2.319               1,244,922
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 3.093               2,105,540
                                                                                    2.620               2,321,778
                                                                                    2.367               2,608,318
                                                                                    2.330               2,877,524
                                                                                    2.133               2,873,547
                                                                                    1.813               2,878,662
                                                                                    2.348               3,607,412
                                                                                    2.268               6,182,766
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2.155                 611,594
                                                                                    1.597                 260,281
                                                                                    1.378                 426,155
                                                                                    1.374                 269,028
                                                                                    1.241                 316,110
                                                                                    1.033                 335,922
                                                                                    1.540                 377,227
                                                                                    1.440                 431,997

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2013   1.726
                                                                                   2012   1.467
                                                                                   2011   1.687
                                                                                   2010   1.569
                                                                                   2009   1.226
                                                                                   2008   2.130
                                                                                   2007   2.180
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.901
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   2.192
                                                                                   2012   1.896
                                                                                   2011   1.989
                                                                                   2010   1.576
                                                                                   2009   1.258
                                                                                   2008   1.904
                                                                                   2007   1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.800
                                                                                   2012   1.526
                                                                                   2011   1.556
                                                                                   2010   1.341
                                                                                   2009   0.943
                                                                                   2008   1.535
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.319
                                                                                   2012   2.013
                                                                                   2011   1.996
                                                                                   2010   1.491
                                                                                   2009   1.082
                                                                                   2008   1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290
                                                                                   2006   2.141
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.224
                                                                                   2012   2.161
                                                                                   2011   2.057
                                                                                   2010   1.953
                                                                                   2009   1.880
                                                                                   2008   1.896
                                                                                   2007   1.825
                                                                                   2006   1.752
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.479
                                                                                   2008   1.420
                                                                                   2007   1.313
                                                                                   2006   1.272
                                                                                   2005   1.249
                                                                                   2004   1.198
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.027
                                                                                   2007   0.936
                                                                                   2006   0.848
                                                                                   2005   0.796
                                                                                   2004   0.744
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.474
                                                                                   2006   1.161
                                                                                   2005   1.041
                                                                                   2004   0.901
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.058
                                                                                   2006   1.765
                                                                                   2005   1.659
                                                                                   2004   1.322
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967
                                                                                   2005   0.894
                                                                                   2004   0.845
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483
                                                                                   2005   1.486
                                                                                   2004   1.407



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2.091                 653,976
                                                                                   1.726                 763,665
                                                                                   1.467               1,017,526
                                                                                   1.687               1,053,491
                                                                                   1.569               1,082,312
                                                                                   1.226               1,077,589
                                                                                   2.130               1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.648                 367,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 3.020                 556,896
                                                                                   2.192                 589,600
                                                                                   1.896                 746,055
                                                                                   1.989                 809,535
                                                                                   1.576                 769,787
                                                                                   1.258                 692,763
                                                                                   1.904                 673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.483                  35,410
                                                                                   1.800                  19,728
                                                                                   1.526                  17,174
                                                                                   1.556                   6,522
                                                                                   1.341                   2,051
                                                                                   0.943                  18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 3.323                 574,025
                                                                                   2.319                 518,324
                                                                                   2.013                 661,884
                                                                                   1.996                 600,423
                                                                                   1.491                 593,019
                                                                                   1.082                 683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.385                      --
                                                                                   2.290                 735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.197                 208,259
                                                                                   2.224                 246,951
                                                                                   2.161                 286,013
                                                                                   2.057                 313,579
                                                                                   1.953                 374,483
                                                                                   1.880                 442,793
                                                                                   1.896                 351,999
                                                                                   1.825                 760,014
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.533                      --
                                                                                   1.479               1,631,914
                                                                                   1.420                 783,061
                                                                                   1.313               2,580,553
                                                                                   1.272               2,017,831
                                                                                   1.249               1,808,655
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.956                      --
                                                                                   1.027                  75,092
                                                                                   0.936                  69,420
                                                                                   0.848                  67,921
                                                                                   0.796                  71,306
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.601                      --
                                                                                   1.474               1,359,619
                                                                                   1.161               1,294,451
                                                                                   1.041               1,206,751
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.205                      --
                                                                                   2.058               1,819,487
                                                                                   1.765               1,767,557
                                                                                   1.659               1,856,242
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 1.033                      --
                                                                                   0.967                 156,849
                                                                                   0.894                 145,832
 Travelers Convertible Securities Subaccount (8/99)............................... 1.585                      --
                                                                                   1.483                 511,555
                                                                                   1.486                 473,032

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).......... 2006   2.356           2.581                      --
                                                                 2005   2.108           2.356               2,238,649
                                                                 2004   1.821           2.108               2,198,288
 Travelers Mercury Large Cap Core Subaccount (10/98)............ 2006   1.274           1.357                      --
                                                                 2005   1.144           1.274                 180,104
                                                                 2004   0.993           1.144                 157,515
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............. 2006   1.314           1.395                      --
                                                                 2005   1.283           1.314                 383,071
                                                                 2004   1.131           1.283                 405,733
 Travelers MFS(R) Total Return Subaccount (10/96)............... 2006   2.035           2.107                      --
                                                                 2005   1.988           2.035               3,410,646
                                                                 2004   1.794           1.988               2,807,363
 Travelers MFS(R) Value Subaccount (5/04)....................... 2006   1.194           1.294                      --
                                                                 2005   1.128           1.194                 115,971
                                                                 2004   1.000           1.128                  75,452
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.412           1.503                      --
                                                                 2005   1.340           1.412                 213,115
                                                                 2004   1.213           1.340                 303,851
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.602           1.623                      --
                                                                 2005   1.554           1.602                 218,148
                                                                 2004   1.409           1.554                 144,266
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.454           1.446                      --
                                                                 2005   1.440           1.454                 325,404
                                                                 2004   1.402           1.440                 316,329
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.560           1.633                      --
                                                                 2005   1.538           1.560                 622,816
                                                                 2004   1.404           1.538                 669,603
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.811           1.752                      --
                                                                 2005   1.746           1.811                 786,487
                                                                 2004   1.655           1.746                 754,697
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.593           0.610                      --
                                                                 2008   1.048           0.593                   3,421
                                                                 2007   0.938           1.048                   3,421
                                                                 2006   0.884           0.938                  46,218
                                                                 2005   0.824           0.884                  32,816
                                                                 2004   0.799           0.824                  28,823





                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.063           2.175                      --
                                                                       2006   1.810           2.063               2,006,190
                                                                       2005   1.751           1.810               2,036,362
                                                                       2004   1.604           1.751               2,117,372
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.082           1.160                      --
                                                                       2006   1.000           1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.820           0.862                      --
                                                                       2005   0.786           0.820                  99,039
                                                                       2004   0.753           0.786                  86,354
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887           0.847                      --
                                                                       2007   0.771           0.887                  70,008
                                                                       2006   0.761           0.771                  70,659
                                                                       2005   0.716           0.761                  63,792
                                                                       2004   0.679           0.716                  52,461

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................. 2013   1.719
                                                                                       2012   1.421
                                                                                       2011   1.580
                                                                                       2010   1.432
                                                                                       2009   1.020
                                                                                       2008   1.611
 American Funds Growth Subaccount (Class 2) (4/08).................................... 2013   1.475
                                                                                       2012   1.268
                                                                                       2011   1.342
                                                                                       2010   1.145
                                                                                       2009   0.832
                                                                                       2008   1.438
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2013   1.305
                                                                                       2012   1.126
                                                                                       2011   1.162
                                                                                       2010   1.056
                                                                                       2009   0.815
                                                                                       2008   1.272
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.183
                                                                                       2005   1.871
                                                                                       2004   1.586
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 2007   2.918
                                                                                       2006   2.231
                                                                                       2005   1.766
                                                                                       2004   1.432
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.479
                                                                                       2005   2.343
                                                                                       2004   1.807
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.324
                                                                                       2007   1.253
                                                                                       2006   1.089
                                                                                       2005   1.057
                                                                                       2004   1.020
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.615
                                                                                       2007   1.839
                                                                                       2006   1.796
                                                                                       2005   1.719
                                                                                       2004   1.564
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.657
                                                                                       2006   1.564
                                                                                       2005   1.523
                                                                                       2004   1.463
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2013   1.711
                                                                                       2012   1.493
                                                                                       2011   1.556
                                                                                       2010   1.348
                                                                                       2009   1.008
                                                                                       2008   1.782
                                                                                       2007   1.539
                                                                                       2006   1.399
                                                                                       2005   1.215
                                                                                       2004   1.069
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.401
                                                                                       2012   1.161
                                                                                       2011   1.210
                                                                                       2010   1.039
                                                                                       2009   0.775
                                                                                       2008   1.339
                                                                                       2007   1.271
                                                                                       2006   1.131
                                                                                       2005   0.949
                                                                                       2004   0.950



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................. 2.192                  82,883
                                                                                       1.719                  84,267
                                                                                       1.421                  85,429
                                                                                       1.580                  65,853
                                                                                       1.432                  54,642
                                                                                       1.020                  45,655
 American Funds Growth Subaccount (Class 2) (4/08).................................... 1.894                 116,128
                                                                                       1.475                 109,157
                                                                                       1.268                 129,610
                                                                                       1.342                 109,771
                                                                                       1.145                  77,057
                                                                                       0.832                  55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 1.720                 151,662
                                                                                       1.305                 155,654
                                                                                       1.126                 162,036
                                                                                       1.162                 152,334
                                                                                       1.056                 118,071
                                                                                       0.815                  97,515
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2.162                      --
                                                                                       2.183               1,911,719
                                                                                       1.871               2,228,849
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 3.060                      --
                                                                                       2.918                  15,151
                                                                                       2.231                   9,868
                                                                                       1.766                   9,802
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.246                      --
                                                                                       2.479                  97,716
                                                                                       2.343                 117,011
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.269                      --
                                                                                       1.324                 363,261
                                                                                       1.253                 347,700
                                                                                       1.089                 293,073
                                                                                       1.057                 313,740
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.526                      --
                                                                                       1.615                 164,568
                                                                                       1.839                 196,574
                                                                                       1.796                 209,178
                                                                                       1.719                 308,645
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.736                      --
                                                                                       1.657                 423,048
                                                                                       1.564                 439,178
                                                                                       1.523                 500,491
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2.212                 130,147
                                                                                       1.711                 120,704
                                                                                       1.493                 133,212
                                                                                       1.556                 209,389
                                                                                       1.348                 214,758
                                                                                       1.008                 282,048
                                                                                       1.782                 288,948
                                                                                       1.539                 234,945
                                                                                       1.399                 133,024
                                                                                       1.215                  80,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 1.912                  31,531
                                                                                       1.401                  28,213
                                                                                       1.161                  48,406
                                                                                       1.210                  24,596
                                                                                       1.039                  19,451
                                                                                       0.775                  15,185
                                                                                       1.339                  15,556
                                                                                       1.271                   8,865
                                                                                       1.131                   5,565
                                                                                       0.949                  12,403

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96).................... 2013   2.107
                                                                                   2012   1.820
                                                                                   2011   1.826
                                                                                   2010   1.606
                                                                                   2009   1.250
                                                                                   2008   2.208
                                                                                   2007   2.203
                                                                                   2006   1.857
                                                                                   2005   1.777
                                                                                   2004   1.614
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 2008   2.056
                                                                                   2007   1.641
                                                                                   2006   1.556
                                                                                   2005   1.490
                                                                                   2004   1.460
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 2013   1.695
                                                                                   2012   1.503
                                                                                   2011   1.464
                                                                                   2010   1.303
                                                                                   2009   0.917
                                                                                   2008   1.238
                                                                                   2007   1.220
                                                                                   2006   1.112
                                                                                   2005   1.096
                                                                                   2004   1.014
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.345
                                                                                   2012   2.074
                                                                                   2011   2.356
                                                                                   2010   1.857
                                                                                   2009   1.346
                                                                                   2008   2.258
                                                                                   2007   1.983
                                                                                   2006   1.788
                                                                                   2005   1.534
                                                                                   2004   1.247
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.129
                                                                                   2012   1.906
                                                                                   2011   2.295
                                                                                   2010   1.977
                                                                                   2009   1.160
                                                                                   2008   2.486
                                                                                   2007   1.956
                                                                                   2006   1.547
                                                                                   2005   1.230
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.502
                                                                                   2012   1.287
                                                                                   2011   1.459
                                                                                   2010   1.363
                                                                                   2009   1.008
                                                                                   2008   1.712
                                                                                   2007   1.503
                                                                                   2006   1.253
                                                                                   2005   1.153
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.372
                                                                                   2006   1.980
                                                                                   2005   1.931
                                                                                   2004   1.688
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.050
                                                                                   2005   1.904
                                                                                   2004   1.660
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   1.957
                                                                                   2005   1.957
                                                                                   2004   1.823



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96).................... 2.665                 349,880
                                                                                   2.107                 323,093
                                                                                   1.820                 505,375
                                                                                   1.826                 903,638
                                                                                   1.606               1,021,111
                                                                                   1.250               1,027,207
                                                                                   2.208               1,083,001
                                                                                   2.203               1,286,371
                                                                                   1.857               1,512,625
                                                                                   1.777               1,487,531
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 1.889                      --
                                                                                   2.056                 952,149
                                                                                   1.641               1,261,066
                                                                                   1.556               1,277,223
                                                                                   1.490               1,304,854
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 1.772                  55,277
                                                                                   1.695                  52,953
                                                                                   1.503                  58,445
                                                                                   1.464                  68,416
                                                                                   1.303                  64,998
                                                                                   0.917                  77,680
                                                                                   1.238                  98,762
                                                                                   1.220                  98,035
                                                                                   1.112                  96,394
                                                                                   1.096                 168,222
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 3.144                 124,953
                                                                                   2.345                 121,079
                                                                                   2.074                 126,174
                                                                                   2.356                 184,734
                                                                                   1.857                 181,117
                                                                                   1.346                 162,285
                                                                                   2.258                 151,413
                                                                                   1.983                 178,427
                                                                                   1.788                 182,486
                                                                                   1.534                  90,732
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.082                  24,901
                                                                                   2.129                  22,903
                                                                                   1.906                  54,704
                                                                                   2.295                  53,879
                                                                                   1.977                  50,596
                                                                                   1.160                  49,087
                                                                                   2.486                  53,670
                                                                                   1.956                  59,079
                                                                                   1.547                  18,275
                                                                                   1.230                   5,761
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.823                  33,373
                                                                                   1.502                  29,663
                                                                                   1.287                  86,855
                                                                                   1.459                  90,670
                                                                                   1.363                  78,947
                                                                                   1.008                  74,098
                                                                                   1.712                  54,244
                                                                                   1.503                  61,918
                                                                                   1.253                  43,325
                                                                                   1.153                   6,608
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.513                      --
                                                                                   2.372                 665,934
                                                                                   1.980                 709,734
                                                                                   1.931                 700,415
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.393                      --
                                                                                   2.050                 871,027
                                                                                   1.904                 891,046
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.003                      --
                                                                                   1.957                 100,315
                                                                                   1.957                 138,305

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 2006   1.127
                                                                                 2005   1.060
                                                                                 2004   0.992
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 2013   1.409
                                                                                 2012   1.220
                                                                                 2011   1.257
                                                                                 2010   1.015
                                                                                 2009   0.712
                                                                                 2008   1.284
                                                                                 2007   1.069
                                                                                 2006   0.956
                                                                                 2005   0.864
                                                                                 2004   0.727
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 2013   0.856
                                                                                 2012   0.724
                                                                                 2011   0.853
                                                                                 2010   0.748
                                                                                 2009   0.551
                                                                                 2008   1.012
                                                                                 2007   0.938
                                                                                 2006   0.805
                                                                                 2005   0.773
                                                                                 2004   0.749
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.228
                                                                                 2012   1.048
                                                                                 2011   1.036
                                                                                 2010   0.839
                                                                                 2009   0.632
                                                                                 2008   1.074
                                                                                 2007   1.072
                                                                                 2006   0.998
                                                                                 2005   0.906
                                                                                 2004   0.835
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2013   1.205
                                                                                 2012   1.062
                                                                                 2011   1.147
                                                                                 2010   0.997
                                                                                 2009   0.781
                                                                                 2008   1.247
                                                                                 2007   1.299
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.500
                                                                                 2012   1.331
                                                                                 2011   1.250
                                                                                 2010   1.128
                                                                                 2009   0.930
                                                                                 2008   1.449
                                                                                 2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2013   1.762
                                                                                 2012   1.483
                                                                                 2011   1.512
                                                                                 2010   1.395
                                                                                 2009   0.993
                                                                                 2008   1.604
                                                                                 2007   1.543
                                                                                 2006   1.494
                                                                                 2005   1.439
                                                                                 2004   1.452
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
                                                                                 2006   1.624
                                                                                 2005   1.544
                                                                                 2004   1.418



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 1.165                     --
                                                                                 1.127                 81,014
                                                                                 1.060                 65,970
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 1.837                 62,612
                                                                                 1.409                 58,358
                                                                                 1.220                 64,934
                                                                                 1.257                 92,750
                                                                                 1.015                 97,000
                                                                                 0.712                142,443
                                                                                 1.284                129,806
                                                                                 1.069                101,889
                                                                                 0.956                 83,501
                                                                                 0.864                 61,510
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 1.083                 57,991
                                                                                 0.856                 49,144
                                                                                 0.724                 48,590
                                                                                 0.853                 61,176
                                                                                 0.748                107,849
                                                                                 0.551                148,854
                                                                                 1.012                118,666
                                                                                 0.938                 99,991
                                                                                 0.805                 77,901
                                                                                 0.773                 67,791
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 1.791                131,465
                                                                                 1.228                138,583
                                                                                 1.048                146,999
                                                                                 1.036                138,345
                                                                                 0.839                148,908
                                                                                 0.632                115,021
                                                                                 1.074                100,609
                                                                                 1.072                 63,436
                                                                                 0.998                 52,977
                                                                                 0.906                 39,325
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 1.573                235,882
                                                                                 1.205                233,310
                                                                                 1.062                238,079
                                                                                 1.147                226,004
                                                                                 0.997                249,234
                                                                                 0.781                254,177
                                                                                 1.247                268,175
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 1.865                121,088
                                                                                 1.500                 92,498
                                                                                 1.331                116,186
                                                                                 1.250                 39,025
                                                                                 1.128                 42,471
                                                                                 0.930                 39,244
                                                                                 1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2.397                 61,057
                                                                                 1.762                 59,038
                                                                                 1.483                 62,707
                                                                                 1.512                 81,645
                                                                                 1.395                 96,714
                                                                                 0.993                 92,139
                                                                                 1.604                 91,748
                                                                                 1.543                 80,092
                                                                                 1.494                 89,255
                                                                                 1.439                120,657
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
                                                                                 1.896                 99,277
                                                                                 1.624                100,824
                                                                                 1.544                105,464

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2013   1.572
                                                                               2012   1.333
                                                                               2011   1.332
                                                                               2010   1.078
                                                                               2009   0.765
                                                                               2008   1.307
                                                                               2007   1.204
                                                                               2006   1.082
                                                                               2005   1.045
                                                                               2004   0.919
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 2011   1.028
                                                                               2010   1.004
                                                                               2009   0.791
                                                                               2008   1.415
                                                                               2007   1.349
                                                                               2006   1.085
                                                                               2005   0.984
                                                                               2004   0.846
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)....... 2013   2.012
                                                                               2012   1.841
                                                                               2011   1.865
                                                                               2010   1.685
                                                                               2009   1.390
                                                                               2008   1.882
                                                                               2007   1.720
                                                                               2006   1.618
                                                                               2005   1.570
                                                                               2004   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.008
                                                                               2010   0.935
                                                                               2009   0.807
                                                                               2008   1.037
                                                                               2007   1.036
                                                                               2006   1.009
                                                                               2005   0.998
                                                                               2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2013   2.156
                                                                               2012   1.853
                                                                               2011   1.833
                                                                               2010   1.592
                                                                               2009   1.009
                                                                               2008   1.460
                                                                               2007   1.474
                                                                               2006   1.346
                                                                               2005   1.329
                                                                               2004   1.219
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.293
                                                                               2009   1.307
                                                                               2008   1.291
                                                                               2007   1.247
                                                                               2006   1.207
                                                                               2005   1.189
                                                                               2004   1.194
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2007   2.106
                                                                               2006   1.806
                                                                               2005   1.759
                                                                               2004   1.645
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 2007   1.780
                                                                               2006   1.525
                                                                               2005   1.451
                                                                               2004   1.328
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 2006   1.845
                                                                               2005   1.800
                                                                               2004   1.666



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2.281                 49,415
                                                                               1.572                 40,878
                                                                               1.333                 38,525
                                                                               1.332                 39,688
                                                                               1.078                 68,765
                                                                               0.765                 58,207
                                                                               1.307                 70,682
                                                                               1.204                 26,278
                                                                               1.082                 20,740
                                                                               1.045                 15,275
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 1.107                     --
                                                                               1.028                120,547
                                                                               1.004                117,401
                                                                               0.791                116,334
                                                                               1.415                108,407
                                                                               1.349                 98,761
                                                                               1.085                127,139
                                                                               0.984                139,310
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)....... 2.357                315,666
                                                                               2.012                314,990
                                                                               1.841                319,925
                                                                               1.865                659,896
                                                                               1.685                680,013
                                                                               1.390                679,310
                                                                               1.882                769,082
                                                                               1.720                757,675
                                                                               1.618                716,575
                                                                               1.570                657,162
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.997                     --
                                                                               1.008                     --
                                                                               0.935                     --
                                                                               0.807                     --
                                                                               1.037                     --
                                                                               1.036                     --
                                                                               1.009                     --
                                                                               0.998                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2.324                 40,612
                                                                               2.156                 30,343
                                                                               1.853                 28,211
                                                                               1.833                 28,165
                                                                               1.592                 28,625
                                                                               1.009                 25,296
                                                                               1.460                 34,413
                                                                               1.474                 76,861
                                                                               1.346                 77,954
                                                                               1.329                 98,700
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 1.288                     --
                                                                               1.293                797,136
                                                                               1.307                721,587
                                                                               1.291                475,987
                                                                               1.247                576,158
                                                                               1.207                568,405
                                                                               1.189                620,598
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2.212                     --
                                                                               2.106                 98,927
                                                                               1.806                112,801
                                                                               1.759                113,026
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 1.873                     --
                                                                               1.780                 96,421
                                                                               1.525                101,024
                                                                               1.451                260,880
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 1.906                     --
                                                                               1.845                403,436
                                                                               1.800                550,241

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.445
                                                                                      2007   2.335
                                                                                      2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................. 2013   2.124
                                                                                      2012   1.841
                                                                                      2011   1.817
                                                                                      2010   1.584
                                                                                      2009   1.089
                                                                                      2008   1.454
                                                                                      2007   1.490
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.365
                                                                                      2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.287
                                                                                      2012   1.148
                                                                                      2011   1.161
                                                                                      2010   1.045
                                                                                      2009   0.888
                                                                                      2008   1.435
                                                                                      2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.058
                                                                                      2012   0.849
                                                                                      2011   0.908
                                                                                      2010   0.791
                                                                                      2009   0.593
                                                                                      2008   1.028
                                                                                      2007   1.223
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.787
                                                                                      2012   2.299
                                                                                      2011   2.513
                                                                                      2010   2.321
                                                                                      2009   1.642
                                                                                      2008   2.861
                                                                                      2007   2.221
                                                                                      2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.913
                                                                                      2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2013   2.046
                                                                                      2012   1.601
                                                                                      2011   1.886
                                                                                      2010   1.637
                                                                                      2009   1.067
                                                                                      2008   1.716



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.359                      --
                                                                                      2.445                  85,888
                                                                                      2.335                  92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................. 2.304                 148,930
                                                                                      2.124                 148,831
                                                                                      1.841                 152,276
                                                                                      1.817                 184,386
                                                                                      1.584                 185,304
                                                                                      1.089                 181,264
                                                                                      1.454                 178,313
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.433                      --
                                                                                      1.365                  14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.704                  31,757
                                                                                      1.287                  25,085
                                                                                      1.148                  31,214
                                                                                      1.161                  28,934
                                                                                      1.045                  26,056
                                                                                      0.888                  23,421
                                                                                      1.435                  19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.084                 178,324
                                                                                      1.058                 165,001
                                                                                      0.849                 214,722
                                                                                      0.908                 263,805
                                                                                      0.791                 243,514
                                                                                      0.593                 248,206
                                                                                      1.028                 213,355
                                                                                      1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.552                 625,958
                                                                                      2.787                 699,447
                                                                                      2.299                 859,758
                                                                                      2.513               1,131,047
                                                                                      2.321               1,277,230
                                                                                      1.642               1,430,148
                                                                                      2.861               1,471,307
                                                                                      2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.313                  42,409
                                                                                      0.913                  20,207
                                                                                      0.779                  22,183
                                                                                      0.763                   6,496
                                                                                      0.625                   3,644
                                                                                      0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.257                 384,231
                                                                                      1.074                  41,987
                                                                                      0.959                  25,097
                                                                                      0.992                  75,423
                                                                                      0.896                  66,385
                                                                                      0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.257                 531,216
                                                                                      1.017                  45,760
                                                                                      0.888                  28,125
                                                                                      0.944                  43,396
                                                                                      0.843                  24,672
                                                                                      0.637                   3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.233                 271,055
                                                                                      1.100                  39,818
                                                                                      1.006                  32,628
                                                                                      1.017                  26,388
                                                                                      0.937                  15,010
                                                                                      0.770                     145
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.642                      --
                                                                                      2.046                      --
                                                                                      1.601                      --
                                                                                      1.886                      --
                                                                                      1.637                      --
                                                                                      1.067                      --

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 2013   1.374
                                                                            2012   1.214
                                                                            2011   1.277
                                                                            2010   1.030
                                                                            2009   0.825
                                                                            2008   1.251
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2013   1.485
                                                                            2012   1.270
                                                                            2011   1.297
                                                                            2010   1.039
                                                                            2009   0.784
                                                                            2008   1.207
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2013   1.214
                                                                            2012   1.064
                                                                            2011   1.199
                                                                            2010   1.016
                                                                            2009   0.798
                                                                            2008   1.074
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.563
                                                                            2008   2.118
                                                                            2007   2.018
                                                                            2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.671
                                                                            2010   0.634
                                                                            2009   0.465
                                                                            2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013   3.429
                                                                            2012   2.963
                                                                            2011   3.040
                                                                            2010   2.516
                                                                            2009   1.808
                                                                            2008   3.007
                                                                            2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.359
                                                                            2012   2.112
                                                                            2011   2.041
                                                                            2010   1.827
                                                                            2009   1.350
                                                                            2008   1.676
                                                                            2007   1.589
                                                                            2006   1.513
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.617
                                                                            2008   1.090
                                                                            2007   0.987
                                                                            2006   0.997
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   1.040
                                                                            2012   0.903
                                                                            2011   1.053
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.272
                                                                            2012   2.783
                                                                            2011   3.456
                                                                            2010   2.824
                                                                            2009   1.691
                                                                            2008   3.840
                                                                            2007   3.041
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.325
                                                                            2012   1.151
                                                                            2011   1.306
                                                                            2010   1.187
                                                                            2009   0.914
                                                                            2008   1.607
                                                                            2007   1.527
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.398
                                                                            2012   2.301
                                                                            2011   2.457
                                                                            2010   2.019
                                                                            2009   1.492
                                                                            2008   2.354



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 1.767                 34,761
                                                                            1.374                 21,182
                                                                            1.214                 16,045
                                                                            1.277                 12,960
                                                                            1.030                  5,966
                                                                            0.825                  3,087
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2.060                  4,802
                                                                            1.485                  4,547
                                                                            1.270                  3,694
                                                                            1.297                  4,360
                                                                            1.039                  3,637
                                                                            0.784                  5,046
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 1.597                 14,271
                                                                            1.214                 11,860
                                                                            1.064                 12,151
                                                                            1.199                 12,115
                                                                            1.016                 10,625
                                                                            0.798                 10,544
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.548                     --
                                                                            1.563                328,174
                                                                            2.118                315,159
                                                                            2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.714                     --
                                                                            0.671                  2,362
                                                                            0.634                  2,277
                                                                            0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 3.972                271,724
                                                                            3.429                315,831
                                                                            2.963                406,829
                                                                            3.040                494,426
                                                                            2.516                570,598
                                                                            1.808                617,505
                                                                            3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.519                  9,018
                                                                            2.359                  7,210
                                                                            2.112                  8,728
                                                                            2.041                 15,352
                                                                            1.827                 12,783
                                                                            1.350                 14,697
                                                                            1.676                  9,769
                                                                            1.589                  9,399
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.587                     --
                                                                            0.617                 30,150
                                                                            1.090                 32,511
                                                                            0.987                 40,412
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.330                265,628
                                                                            1.040                258,006
                                                                            0.903                254,455
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.074                 25,381
                                                                            3.272                 13,368
                                                                            2.783                 11,908
                                                                            3.456                 15,231
                                                                            2.824                 12,933
                                                                            1.691                 17,589
                                                                            3.840                 17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.560                 64,389
                                                                            1.325                 72,131
                                                                            1.151                 84,500
                                                                            1.306                 67,115
                                                                            1.187                 76,705
                                                                            0.914                 85,883
                                                                            1.607                 55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.601                     --
                                                                            2.398                 75,156
                                                                            2.301                 75,624
                                                                            2.457                 83,337
                                                                            2.019                100,690
                                                                            1.492                100,242

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2013   1.012
                                                                            2012   0.938
                                                                            2011   1.021
                                                                            2010   0.783
                                                                            2009   0.504
                                                                            2008   0.907
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012   0.850
                                                                            2011   0.870
                                                                            2010   0.803
                                                                            2009   0.565
                                                                            2008   1.007
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 2013   1.126
                                                                            2012   0.939
                                                                            2011   1.037
                                                                            2010   0.904
                                                                            2009   0.652
                                                                            2008   1.108
                                                                            2007   1.055
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2013   1.472
                                                                            2012   1.364
                                                                            2011   1.240
                                                                            2010   1.163
                                                                            2009   0.995
                                                                            2008   1.112
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   1.903
                                                                            2012   1.765
                                                                            2011   1.733
                                                                            2010   1.623
                                                                            2009   1.453
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.502
                                                                            2012   1.376
                                                                            2011   1.460
                                                                            2010   1.273
                                                                            2009   1.041
                                                                            2008   1.570
                                                                            2007   1.515
                                                                            2006   1.406
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.395
                                                                            2012   2.174
                                                                            2011   2.125
                                                                            2010   1.920
                                                                            2009   1.461
                                                                            2008   1.658
                                                                            2007   1.576
                                                                            2006   1.518
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   5.360
                                                                            2012   4.603
                                                                            2011   4.858
                                                                            2010   4.206
                                                                            2009   3.599
                                                                            2008   5.407
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.358
                                                                            2012   1.166
                                                                            2011   1.298
                                                                            2010   1.097
                                                                            2009   0.879
                                                                            2008   1.269
                                                                            2007   1.387
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.641
                                                                            2006   1.593
                                                                            2005   1.581
                                                                            2004   1.531
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.862
                                                                            2006   1.491
                                                                            2005   1.318
                                                                            2004   1.162



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.389                  51,655
                                                                            1.012                  40,501
                                                                            0.938                  46,266
                                                                            1.021                  45,006
                                                                            0.783                  43,628
                                                                            0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 0.956                      --
                                                                            0.850               1,216,956
                                                                            0.870               1,393,892
                                                                            0.803               1,500,889
                                                                            0.565               1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 1.417                 501,373
                                                                            1.126                 549,562
                                                                            0.939                 730,186
                                                                            1.037               1,097,209
                                                                            0.904               1,526,194
                                                                            0.652               1,630,843
                                                                            1.108               1,593,176
                                                                            1.055               1,844,071
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 1.323                   9,209
                                                                            1.472                   5,411
                                                                            1.364                   1,650
                                                                            1.240                   8,354
                                                                            1.163                   2,466
                                                                            0.995                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.843                 294,287
                                                                            1.903                 342,357
                                                                            1.765                 380,614
                                                                            1.733                 382,898
                                                                            1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.972                 162,487
                                                                            1.502                 158,327
                                                                            1.376                 168,628
                                                                            1.460                 164,021
                                                                            1.273                 157,246
                                                                            1.041                  69,902
                                                                            1.570                  65,572
                                                                            1.515                  51,249
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2.401                  83,835
                                                                            2.395                  51,624
                                                                            2.174                  59,778
                                                                            2.125                  74,688
                                                                            1.920                  93,983
                                                                            1.461                  92,649
                                                                            1.658                  85,230
                                                                            1.576                  87,171
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 7.078                      --
                                                                            5.360                      --
                                                                            4.603                      --
                                                                            4.858                      --
                                                                            4.206                      --
                                                                            3.599                      --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 1.776                 117,899
                                                                            1.358                 113,154
                                                                            1.166                 133,300
                                                                            1.298                 151,085
                                                                            1.097                 143,498
                                                                            0.879                 185,616
                                                                            1.269                 152,474
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.693                      --
                                                                            1.641                 144,941
                                                                            1.593                 171,443
                                                                            1.581                 387,341
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 1.998                      --
                                                                            1.862                  88,285
                                                                            1.491                 120,444
                                                                            1.318                 202,492

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.348
                                                                            2006   1.213
                                                                            2005   1.152
                                                                            2004   1.061
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.775
                                                                            2006   1.582
                                                                            2005   1.494
                                                                            2004   1.317
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.122
                                                                            2012   2.069
                                                                            2011   1.949
                                                                            2010   1.862
                                                                            2009   1.794
                                                                            2008   1.715
                                                                            2007   1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.828
                                                                            2012   1.723
                                                                            2011   1.638
                                                                            2010   1.531
                                                                            2009   1.417
                                                                            2008   1.487
                                                                            2007   1.417
                                                                            2006   1.361
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.214
                                                                            2012   1.076
                                                                            2011   1.197
                                                                            2010   1.012
                                                                            2009   0.802
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.027
                                                                            2008   3.130
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.846
                                                                            2012   1.664
                                                                            2011   1.624
                                                                            2010   1.501
                                                                            2009   1.296
                                                                            2008   1.746
                                                                            2007   1.729
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.262
                                                                            2012   1.122
                                                                            2011   1.114
                                                                            2010   1.036
                                                                            2009   0.945
                                                                            2008   1.384
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2013   1.244
                                                                            2012   1.260
                                                                            2011   1.277
                                                                            2010   1.288
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.643
                                                                            2008   1.089
                                                                            2007   1.148
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.188
                                                                            2012   1.067
                                                                            2011   1.126
                                                                            2010   1.019
                                                                            2009   0.782
                                                                            2008   1.264
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.747
                                                                            2008   1.372
                                                                            2007   1.337
                                                                            2006   1.317
 MSF FI Value Leaders Subaccount (Class D) (4/08).......................... 2013   1.426
                                                                            2012   1.249
                                                                            2011   1.350
                                                                            2010   1.195
                                                                            2009   0.995
                                                                            2008   1.527



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.408                      --
                                                                            1.348                 325,586
                                                                            1.213                 362,097
                                                                            1.152                 560,256
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.773                      --
                                                                            1.775                 167,102
                                                                            1.582                 160,201
                                                                            1.494                 228,047
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2.046                 103,637
                                                                            2.122                  97,107
                                                                            2.069                  94,698
                                                                            1.949                  87,113
                                                                            1.862                  74,362
                                                                            1.794                  61,878
                                                                            1.715                  70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.791                 157,458
                                                                            1.828                 149,848
                                                                            1.723                 172,061
                                                                            1.638                 200,641
                                                                            1.531                 276,815
                                                                            1.417                 253,364
                                                                            1.487                 280,087
                                                                            1.417                 263,661
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.609                 470,785
                                                                            1.214                 484,756
                                                                            1.076                 511,043
                                                                            1.197                 522,827
                                                                            1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.110                      --
                                                                            2.027                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2.197                 355,932
                                                                            1.846                 430,541
                                                                            1.664                 459,023
                                                                            1.624                 573,368
                                                                            1.501                 739,755
                                                                            1.296                 355,777
                                                                            1.746                 349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.641                  10,872
                                                                            1.262                   3,983
                                                                            1.122                   2,090
                                                                            1.114                      --
                                                                            1.036                      --
                                                                            0.945                      --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 1.228                 802,403
                                                                            1.244               2,023,451
                                                                            1.260                 343,240
                                                                            1.277                 587,116
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 0.636                      --
                                                                            0.643                 128,473
                                                                            1.089                 109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 1.568                 454,461
                                                                            1.188                 443,884
                                                                            1.067                 410,888
                                                                            1.126                 423,913
                                                                            1.019                 417,916
                                                                            0.782                 408,659
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 0.781                      --
                                                                            0.747                 588,245
                                                                            1.372                 544,538
                                                                            1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/08).......................... 1.571                      --
                                                                            1.426                 246,063
                                                                            1.249                 226,609
                                                                            1.350                 223,988
                                                                            1.195                 194,083
                                                                            0.995                 198,176

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.444
                                                                                    2012   1.319
                                                                                    2011   1.380
                                                                                    2010   1.213
                                                                                    2009   0.824
                                                                                    2008   1.538
                                                                                    2007   1.294
                                                                                    2006   1.323
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.919
                                                                                    2012   0.950
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.844
                                                                                    2011   0.853
                                                                                    2010   0.776
                                                                                    2009   0.563
                                                                                    2008   0.849
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   0.974
                                                                                    2010   0.853
                                                                                    2009   0.657
                                                                                    2008   1.118
                                                                                    2007   1.097
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.313
                                                                                    2012   1.219
                                                                                    2011   1.196
                                                                                    2010   1.101
                                                                                    2009   0.925
                                                                                    2008   1.095
                                                                                    2007   1.051
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.262
                                                                                    2012   1.147
                                                                                    2011   1.150
                                                                                    2010   1.044
                                                                                    2009   0.856
                                                                                    2008   1.105
                                                                                    2007   1.069
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.196
                                                                                    2012   1.070
                                                                                    2011   1.099
                                                                                    2010   0.984
                                                                                    2009   0.788
                                                                                    2008   1.118
                                                                                    2007   1.086
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.130
                                                                                    2012   0.992
                                                                                    2011   1.045
                                                                                    2010   0.923
                                                                                    2009   0.724
                                                                                    2008   1.131
                                                                                    2007   1.103
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.161
                                                                                    2012   1.891
                                                                                    2011   1.881
                                                                                    2010   1.659
                                                                                    2009   1.331
                                                                                    2008   2.144
                                                                                    2007   2.157
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.339
                                                                                    2012   2.128
                                                                                    2011   2.109
                                                                                    2010   1.945
                                                                                    2009   1.665
                                                                                    2008   2.171
                                                                                    2007   2.111
                                                                                    2006   1.971



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.890                 184,222
                                                                                    1.444                 211,548
                                                                                    1.319                 198,483
                                                                                    1.380                 213,606
                                                                                    1.213                 209,357
                                                                                    0.824                 214,108
                                                                                    1.538                 197,240
                                                                                    1.294                 209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.244               1,020,172
                                                                                    0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.962                      --
                                                                                    0.844                  39,416
                                                                                    0.853                  59,441
                                                                                    0.776                  59,653
                                                                                    0.563                  65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.057                      --
                                                                                    0.974                 297,464
                                                                                    0.853                 235,664
                                                                                    0.657                 230,643
                                                                                    1.118                 182,529
                                                                                    1.097                  35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.352                 400,895
                                                                                    1.313                 487,443
                                                                                    1.219                 416,019
                                                                                    1.196                 351,068
                                                                                    1.101                 332,614
                                                                                    0.925                  59,992
                                                                                    1.095                  36,688
                                                                                    1.051                     384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.382                 498,423
                                                                                    1.262                 476,914
                                                                                    1.147                 313,840
                                                                                    1.150                 265,434
                                                                                    1.044                 142,450
                                                                                    0.856                 102,061
                                                                                    1.105                  71,310
                                                                                    1.069                   8,556
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.393               1,759,331
                                                                                    1.196               1,496,215
                                                                                    1.070               1,453,446
                                                                                    1.099               2,025,755
                                                                                    0.984               1,525,132
                                                                                    0.788                 853,929
                                                                                    1.118                 518,236
                                                                                    1.086                  27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.387                 352,449
                                                                                    1.130                 253,815
                                                                                    0.992                 221,593
                                                                                    1.045                 195,363
                                                                                    0.923                 128,468
                                                                                    0.724                  88,977
                                                                                    1.131                  49,754
                                                                                    1.103                  28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2.817                 771,828
                                                                                    2.161                 735,441
                                                                                    1.891                 891,119
                                                                                    1.881               1,554,435
                                                                                    1.659               1,822,506
                                                                                    1.331               1,837,935
                                                                                    2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.741                 592,698
                                                                                    2.339                 604,644
                                                                                    2.128                 664,709
                                                                                    2.109                 769,355
                                                                                    1.945                 804,617
                                                                                    1.665                 837,337
                                                                                    2.171                 807,111
                                                                                    2.111                 760,953

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2013   1.503
                                                                                   2012   1.306
                                                                                   2011   1.312
                                                                                   2010   1.193
                                                                                   2009   1.000
                                                                                   2008   1.501
                                                                                   2007   1.413
                                                                                   2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2013   1.540
                                                                                   2012   1.319
                                                                                   2011   1.527
                                                                                   2010   1.430
                                                                                   2009   1.126
                                                                                   2008   1.969
                                                                                   2007   2.017
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   1.957
                                                                                   2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.630
                                                                                   2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.098
                                                                                   2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.401
                                                                                   2008   1.355
                                                                                   2007   1.262
                                                                                   2006   1.231
                                                                                   2005   1.218
                                                                                   2004   1.176
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.980
                                                                                   2007   0.900
                                                                                   2006   0.821
                                                                                   2005   0.775
                                                                                   2004   0.730
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.417
                                                                                   2006   1.124
                                                                                   2005   1.015
                                                                                   2004   0.885
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.978
                                                                                   2006   1.708
                                                                                   2005   1.617
                                                                                   2004   1.298



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.014                247,754
                                                                                   1.503                  2,442
                                                                                   1.306                 15,183
                                                                                   1.312                 15,688
                                                                                   1.193                  2,671
                                                                                   1.000                  2,953
                                                                                   1.501                  2,337
                                                                                   1.413                    511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.853                 49,477
                                                                                   1.540                 51,778
                                                                                   1.319                 54,300
                                                                                   1.527                 66,861
                                                                                   1.430                 69,826
                                                                                   1.126                 58,762
                                                                                   1.969                 53,552
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.278                 72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.676                 69,787
                                                                                   1.957                 66,734
                                                                                   1.704                 76,687
                                                                                   1.800                102,370
                                                                                   1.437                120,346
                                                                                   1.155                118,331
                                                                                   1.760                114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.233                 33,363
                                                                                   1.630                 24,842
                                                                                   1.392                 17,990
                                                                                   1.429                 15,781
                                                                                   1.240                 11,048
                                                                                   0.878                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.986                149,571
                                                                                   2.098                143,990
                                                                                   1.834                157,641
                                                                                   1.831                176,999
                                                                                   1.378                163,816
                                                                                   1.007                171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                     --
                                                                                   2.132                115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.948                195,372
                                                                                   1.985                200,692
                                                                                   1.942                205,750
                                                                                   1.862                212,057
                                                                                   1.780                238,592
                                                                                   1.726                250,086
                                                                                   1.752                244,047
                                                                                   1.699                250,537
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.449                     --
                                                                                   1.401                260,317
                                                                                   1.355                131,730
                                                                                   1.262                188,291
                                                                                   1.231                176,667
                                                                                   1.218                 99,924
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.910                     --
                                                                                   0.980                 24,709
                                                                                   0.900                 21,340
                                                                                   0.821                 18,531
                                                                                   0.775                 16,954
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.535                     --
                                                                                   1.417                 46,362
                                                                                   1.124                 41,099
                                                                                   1.015                 38,089
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.114                     --
                                                                                   1.978                112,489
                                                                                   1.708                 87,228
                                                                                   1.617                 99,131

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........... 2006   0.936           0.997                     --
                                                                 2005   0.872           0.936                 33,734
                                                                 2004   0.829           0.872                 33,691
 Travelers Convertible Securities Subaccount (8/99)............. 2006   1.418           1.513                     --
                                                                 2005   1.432           1.418                  8,176
                                                                 2004   1.364           1.432                  8,581
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).......... 2006   2.239           2.448                     --
                                                                 2005   2.017           2.239                 94,671
                                                                 2004   1.755           2.017                188,652
 Travelers Mercury Large Cap Core Subaccount (10/98)............ 2006   1.211           1.287                     --
                                                                 2005   1.095           1.211                 11,733
                                                                 2004   0.957           1.095                 26,198
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............. 2006   1.249           1.323                     --
                                                                 2005   1.228           1.249                192,771
                                                                 2004   1.090           1.228                229,344
 Travelers MFS(R) Total Return Subaccount (10/96)............... 2006   1.907           1.971                     --
                                                                 2005   1.877           1.907                696,378
                                                                 2004   1.706           1.877                728,163
 Travelers MFS(R) Value Subaccount (5/04)....................... 2006   1.180           1.276                     --
                                                                 2005   1.123           1.180                  3,791
                                                                 2004   1.000           1.123                     --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.324           1.406                     --
                                                                 2005   1.265           1.324                 74,740
                                                                 2004   1.153           1.265                 82,200
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.501           1.518                     --
                                                                 2005   1.467           1.501                140,375
                                                                 2004   1.340           1.467                119,798
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.373           1.361                     --
                                                                 2005   1.368           1.373                237,104
                                                                 2004   1.342           1.368                264,155
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.462           1.527                     --
                                                                 2005   1.452           1.462                368,572
                                                                 2004   1.334           1.452                445,637
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.698           1.638                     --
                                                                 2005   1.649           1.698                317,572
                                                                 2004   1.574           1.649                343,548
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.562           0.577                     --
                                                                 2008   1.000           0.562                 34,977
                                                                 2007   0.901           1.000                 48,019
                                                                 2006   0.855           0.901                 54,019
                                                                 2005   0.803           0.855                 46,501
                                                                 2004   0.784           0.803                 35,761


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                               NEW NAME
---------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -            Templeton Developing Markets VIP Fund - Class 2
  Class 2
 Templeton Foreign Securities Fund - Class 2               Templeton Foreign VIP Fund - Class 2
MET INVESTORS SERIES TRUST                                 MET INVESTORS SERIES TRUST
 Blackrock Large Cap Core Portfolio - Class E              WMC Large Cap Research Portfolio - Class E
 Janus Forty Portfolio - Class A                           ClearBridge Aggressive Growth Portfolio II - Class A
 MetLife Aggressive Strategy Portfolio - Class B           MetLife Asset Allocation 100 Portfolio - Class B
 Lord Abbett Mid Cap Value Portfolio - Class B             Invesco Mid Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                   METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio - Class A                 WMC Balanced Portfolio - Class A
 MetLife Conservative Allocation Portfolio - Class B       MetLife Asset Allocation 20 Portfolio - Class B
 MetLife Conservative to Moderate Allocation Portfolio -   MetLife Asset Allocation 40 Portfolio - Class B
  Class B
 MetLife Moderate Allocation Portfolio - Class B           MetLife Asset Allocation 60 Portfolio - Class B
 MetLife Moderate to Aggressive Allocation Portfolio -     MetLife Asset Allocation 80 Portfolio - Class B
  Class B
 Davis Venture Value Portfolio - Class A                   WMC Core Equity Opportunities Portfolio - Class A



UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.



                 FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
------------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II - Class A   ClearBridge Aggressive Growth Portfolio - Class A




UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.




                  FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio - Class I   T. Rowe Price Large Cap Value Portfolio - Class E

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


                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Distribution and Principal Underwriting Agreement


Calculation of Annuity Unit Value


Calculation of Money Market Yield

ERISA

Taxes

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

4

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


                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   Barclays Aggregate Bond Index Portfolio

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Fidelity(R) VIP High Income Portfolio

   o   Western Asset Variable High Income Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%


------------

1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).

2 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.

5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company", "Our", "Us" or "We"). - The Contract -is available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and -non-qualified deferred compensation Plans. - Effective January 1, 2014, this Contract is no longer available to new Plans in New York State.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund

JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Appreciation Portfolio -- Class I
  ClearBridge Variable Equity Income Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio -- Class C
  American Funds(R) Growth Allocation Portfolio -- Class C
  American Funds(R) Moderate Allocation Portfolio -- Class C

  BlackRock High Yield Portfolio -- Class A

  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class B
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B

  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A

  JPMorgan Small Cap Value Portfolio -- Class A

  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B


  MetLife Multi-Index Targeted Risk Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  Pyramis(R) Managed Risk Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B

  WMC Large Cap Research Portfolio -- Class E

METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A

  BlackRock Capital Appreciation Portfolio -- Class A

  BlackRock Large Cap Value Portfolio -- Class B

  BlackRock Money Market Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A

  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Mid Cap Stock Index Portfolio -- Class G

  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 28, 2014

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   13
  Other Plan Terminations.....................................   14
The Annuity Contract..........................................   14
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   15
  Accumulation Units..........................................   16
  Valuation of Assets.........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   22
Charges And Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   24
  Free Withdrawal Allowance...................................   25
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Income Taxes................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   26
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   29
Access to Your Money..........................................   29
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   30
  Types of Ownership..........................................   30
  Contract Owner..............................................   30
  Beneficiary.................................................   31
  Abandoned Property Requirements.............................   31
  Annuitant...................................................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   31
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   32


                                                               PAGE
                                                               -----
  Total Control Account.......................................   32
The Annuity Period............................................   33
  Maturity Date...............................................   33
  Allocation of Annuity.......................................   33
  Variable Annuity............................................   33
  Fixed Annuity...............................................   34
  Election of Options.........................................   34
  Retired Life Certificate....................................   34
  Allocation of Contract Value During the Annuity Period         34
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Contract Exchanges..........................................   37
  Suspension of Payments......................................   38
  Misstatement................................................   38
  Funding Options.............................................   38
The Separate Account..........................................   38
  Performance Information.....................................   39
Federal Tax Considerations....................................   39
  Qualified Annuity Contracts.................................   40
Other Information.............................................   45
  The Insurance Company.......................................   45
  Financial Statements........................................   45
  Distribution of the Contracts...............................   45
  Conformity with State and Federal Laws......................   47
  Voting Rights...............................................   47
  Contract Modification.......................................   47
  Postponement of Payment (the "Emergency
    Procedure")...............................................   47
  Restrictions on Financial Transactions......................   48
  Legal Proceedings...........................................   48
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut ("MetLife").


COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.


CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.


CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.


DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.


DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract.


INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).


NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.


PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403 or 457(b) of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.


YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457(b) of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.


WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.


Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A funding option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.


If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.



CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES




ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(4)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%



(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:



 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%


(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an
   amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio --
   Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.61%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........    0.72%       --             0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio+........    0.55%     0.25%            0.22%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........    1.10%     0.25%            0.25%
 Templeton Foreign VIP Fund.....................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.05%
 Global Research Portfolio+.....................    0.48%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I+.........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I..........................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................    0.75%       --           0.10%



                                                                   TOTAL                      NET TOTAL
                                                    ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                    FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............      --          0.80%       --               0.80%
 American Funds Growth Fund.....................      --          0.60%       --               0.60%
 American Funds Growth-Income Fund..............      --          0.54%       --               0.54%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........      --          0.80%       --               0.80%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................      --          0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio+........      --          1.02%       --               1.02%
 Mid Cap Portfolio..............................      --          0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........      --          1.60%       --               1.60%
 Templeton Foreign VIP Fund.....................      --          1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................      --          0.94%       --               0.94%
 Global Research Portfolio+.....................      --          0.78%       --               0.78%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I+.........................      --          0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................      --          0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio -- Class I..........................      --          0.82%     0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................      --          0.85%     0.00%              0.85%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+...........................    0.65%       --           0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --           0.18%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................    0.60%       --           0.14%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.59%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.59%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%          0.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................    0.18%     0.25%          0.11%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --           0.06%
 Pyramis(R) Managed Risk Portfolio --
  Class B.........................................    0.45%     0.25%          0.45%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+........................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.73%     0.25%          0.03%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+...........................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --               1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --               1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --               1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.61%     0.00%              0.61%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.86%     0.00%              0.86%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................ 0.22%            0.76%       --               0.76%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --               0.63%
 Pyramis(R) Managed Risk Portfolio --
  Class B......................................... 0.46%            1.61%     0.35%              1.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+........................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --             1.01%     0.02%              0.99%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class A..........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.06%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class G..........................................    0.25%     0.30%          0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+..........................    0.75%     0.25%          0.35%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- -----------
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%              0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.01%              0.70%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.06%              0.84%
 BlackRock Money Market Portfolio --
  Class A..........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.66%            0.98%       --               0.98%
 MetLife Mid Cap Stock Index Portfolio --
  Class G.......................................... 0.02%            0.62%     0.00%              0.62%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%              0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%              0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%              0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.01%              0.82%
 Russell 2000(R) Index Portfolio -- Class A........ 0.11%            0.42%     0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.11%              0.61%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+.......................... 0.01%            1.36%     0.21%              1.15%


+ Not available under all Contracts. Availability depends on Contract issue date.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $781    $1,222    $1,738     $3,104     $281      $862    $1,468    $3,104
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.


If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender -charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender -charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. - There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.


The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES



Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.



UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan



PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. - The -initial Purchase Payment is due and payable before the Contract becomes effective. - We may refuse to accept total Purchase Payments over $3,000,000. - Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.



VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying

Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). - (See "Distribution of the Contracts".)


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio+                                                                     Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I+                                                   LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Appreciation      Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                 LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Long-term capital appreciation is a      LLC
                                       secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I+                 Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
Legg Mason Investment Counsel          Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.      LLC
                                                                                Subadviser: Legg Mason Investment
                                                                                Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital            LLC
                                       appreciation as its secondary            Subadvisers: Western Asset
                                       objective.                               Management Company; Western
                                                                                Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level     MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate             Seeks a high total return in the form    MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Multi-Index Targeted Risk       Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio -- Class B                   capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                        greater emphasis on growth of             Investment Management, LLC
                                        capital.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                            Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                      MetLife Advisers, LLC
 Class B                                                                        Subadviser: Pyramis Global Advisors,
                                                                                LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E+                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Third Avenue
                                                                                Management LLC
WMC Large Cap Research                 Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: Wellington Management
                                                                                Company, LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                  Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                Management, LLC
BlackRock Bond Income Portfolio --     Seeks a competitive total return         MetLife Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --    Seeks a high level of current income     MetLife Advisers, LLC
 Class A                               consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20            Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40            Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Mid Cap Stock Index                Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class G                      Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                           Composite Stock Price Index.              Management, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.
WELLS FARGO VARIABLE TRUST -- CLASS 2
VT Small Cap Value Fund+                   Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
                                                                                     Subadviser: Wells Capital
                                                                                     Management Incorporated


+ Not available under all Contracts. Availability depends on Contract issue date.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":


MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio

American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio

Pyramis (R) Managed Risk Portfolio


"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;


   o   the death benefit paid on the death of the Contract Owner or Annuitant;



   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.


We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE



We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:


   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.


We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:


   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.


   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.


For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

FREE WITHDRAWAL ALLOWANCE



For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:



 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%


Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE



We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.


As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES



We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.



INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. - We will provide advance written notice if this restriction is subsequently lifted.


Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Delaware VIP Small Cap Value Series, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Global Research Portfolio, JP Morgan Small Cap Value Portfolio, Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets -VIP Fund, Templeton Foreign -VIP Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. - A process has been implemented to enforce the American Funds restrictions. - There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy. -

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.

DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs -will generally have different credited interest rates. Under -each Program, the interest rate can accrue up to -the applicable number of -months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in -the applicable time period. - For example, -under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. - We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We -may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, -and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.


The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.



ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD



At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS



Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.


IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007 AND PRIOR TO JANUARY 1, 2014:


If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.


If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.


On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.


   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. - However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)
SPECIAL RULES REGARDING EXCHANGES
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. - Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. - You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2. Is exchanged to another permissible investment under your 403(b) plan;
3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4. Occurs after You die, leave your job or become disabled (as defined by the Code);
5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7. Relates to rollover or after-tax contributions; or
8. Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. -It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. -The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. - MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. -These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



FINANCIAL STATEMENTS



The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF THE CONTRACTS



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through Company licensed sales representatives who are associated with our affiliated broker-dealers MetLife Securities, Inc. ("MSI") and New England Securities Corporation ("NES"), which are paid compensation for the promotion and sale of the Contracts. MSI and NES are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through Company representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the Contract: American Funds Global Growth Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, the American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.



POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")



Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   1.322           1.398                      --
                                                                       2006   1.148           1.322              12,633,367
                                                                       2005   1.100           1.148              12,702,852
                                                                       2004   1.000           1.100              13,025,078
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.089           1.171                      --
                                                                       2006   1.000           1.089                   7,441
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   1.155           1.219                      --
                                                                       2005   1.097           1.155                      --
                                                                       2004   1.000           1.097                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   1.434           1.373                      --
                                                                       2007   1.233           1.434                  33,514
                                                                       2006   1.205           1.233                      --
                                                                       2005   1.123           1.205                      --
                                                                       2004   1.000           1.123                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.902           2.450               2,728,006
                                                                       2012   1.557           1.902               2,886,059
                                                                       2011   1.714           1.557               2,852,663
                                                                       2010   1.538           1.714               2,724,456
                                                                       2009   1.084           1.538               2,563,147
                                                                       2008   1.765           1.084               2,317,539
                                                                       2007   1.541           1.765               1,422,141
                                                                       2006   1.284           1.541                      --
                                                                       2005   1.129           1.284                      --
                                                                       2004   1.000           1.129                      --
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.669           2.165               4,987,086
                                                                       2012   1.420           1.669               5,517,061
                                                                       2011   1.488           1.420               5,463,701
                                                                       2010   1.257           1.488               5,331,596
                                                                       2009   0.905           1.257               5,040,443
                                                                       2008   1.619           0.905               4,385,050
                                                                       2007   1.446           1.619               2,658,286
                                                                       2006   1.316           1.446                      --
                                                                       2005   1.136           1.316                      --
                                                                       2004   1.000           1.136                      --
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2013   1.437           1.912               2,740,611
                                                                       2012   1.226           1.437               3,057,629
                                                                       2011   1.253           1.226               2,985,433
                                                                       2010   1.128           1.253               2,838,157
                                                                       2009   0.862           1.128               2,658,398
                                                                       2008   1.391           0.862               2,240,317
                                                                       2007   1.328           1.391               1,795,305
                                                                       2006   1.157           1.328                      --
                                                                       2005   1.096           1.157                      --
                                                                       2004   1.000           1.096                      --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   1.409
                                                                                       2005   1.196
                                                                                       2004   1.000
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   2.051
                                                                                       2006   1.553
                                                                                       2005   1.217
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   1.221
                                                                                       2005   1.143
                                                                                       2004   1.000
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 2013   1.889
                                                                                       2012   1.663
                                                                                       2011   1.691
                                                                                       2010   1.282
                                                                                       2009   0.976
                                                                                       2008   1.395
                                                                                       2007   1.499
                                                                                       2006   1.294
                                                                                       2005   1.186
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.357
                                                                                       2007   1.270
                                                                                       2006   1.094
                                                                                       2005   1.051
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.087
                                                                                       2007   1.226
                                                                                       2006   1.185
                                                                                       2005   1.123
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.169
                                                                                       2006   1.092
                                                                                       2005   1.053
                                                                                       2004   1.000
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2013   1.724
                                                                                       2012   1.489
                                                                                       2011   1.536
                                                                                       2010   1.318
                                                                                       2009   0.975
                                                                                       2008   1.707
                                                                                       2007   1.460
                                                                                       2006   1.314
                                                                                       2005   1.130
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.877
                                                                                       2012   1.540
                                                                                       2011   1.588
                                                                                       2010   1.350
                                                                                       2009   0.997
                                                                                       2008   1.706
                                                                                       2007   1.603
                                                                                       2006   1.413
                                                                                       2005   1.174
                                                                                       2004   1.000
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   1.410
                                                                                       2012   1.206
                                                                                       2011   1.198
                                                                                       2010   1.043
                                                                                       2009   0.804
                                                                                       2008   1.405
                                                                                       2007   1.388
                                                                                       2006   1.159
                                                                                       2005   1.098
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 1.401                      --
                                                                                       1.409              34,078,290
                                                                                       1.196              32,746,008
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2.158                      --
                                                                                       2.051                      --
                                                                                       1.553                      --
                                                                                       1.217                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 1.615                      --
                                                                                       1.221                      --
                                                                                       1.143                      --
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 2.514               2,950,287
                                                                                       1.889               3,154,087
                                                                                       1.663               3,235,759
                                                                                       1.691               3,156,510
                                                                                       1.282               2,999,041
                                                                                       0.976               2,725,428
                                                                                       1.395               2,368,826
                                                                                       1.499                      --
                                                                                       1.294                      --
                                                                                       1.186                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.304                      --
                                                                                       1.357                 191,848
                                                                                       1.270                      --
                                                                                       1.094                      --
                                                                                       1.051                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.031                      --
                                                                                       1.087               2,912,629
                                                                                       1.226               1,764,552
                                                                                       1.185               2,140,789
                                                                                       1.123               2,182,428
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 1.229                      --
                                                                                       1.169               7,009,717
                                                                                       1.092               7,352,458
                                                                                       1.053               8,060,351
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2.251               6,244,974
                                                                                       1.724               6,534,121
                                                                                       1.489               6,306,029
                                                                                       1.536               6,059,250
                                                                                       1.318               5,556,240
                                                                                       0.975               5,237,732
                                                                                       1.707               4,778,682
                                                                                       1.460                      --
                                                                                       1.314                      --
                                                                                       1.130                      --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2.587                 102,890
                                                                                       1.877                 101,694
                                                                                       1.540                 100,954
                                                                                       1.588                  83,216
                                                                                       1.350                  46,484
                                                                                       0.997                  38,637
                                                                                       1.706                  28,812
                                                                                       1.603                      --
                                                                                       1.413                      --
                                                                                       1.174                      --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 1.801                  56,121
                                                                                       1.410                  98,358
                                                                                       1.206                 130,864
                                                                                       1.198                 103,438
                                                                                       1.043              13,588,022
                                                                                       0.804              13,778,552
                                                                                       1.405              14,773,307
                                                                                       1.388              15,197,568
                                                                                       1.159              15,652,636
                                                                                       1.098              15,832,603

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 2008   1.560
                                                                                   2007   1.232
                                                                                   2006   1.157
                                                                                   2005   1.097
                                                                                   2004   1.000
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 2013   1.777
                                                                                   2012   1.560
                                                                                   2011   1.504
                                                                                   2010   1.326
                                                                                   2009   0.924
                                                                                   2008   1.235
                                                                                   2007   1.205
                                                                                   2006   1.087
                                                                                   2005   1.061
                                                                                   2004   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   1.979
                                                                                   2012   1.733
                                                                                   2011   1.949
                                                                                   2010   1.521
                                                                                   2009   1.092
                                                                                   2008   1.813
                                                                                   2007   1.576
                                                                                   2006   1.407
                                                                                   2005   1.195
                                                                                   2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.207
                                                                                   2005   1.095
                                                                                   2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.250
                                                                                   2012   1.994
                                                                                   2011   2.377
                                                                                   2010   2.028
                                                                                   2009   1.178
                                                                                   2008   2.499
                                                                                   2007   1.946
                                                                                   2006   1.524
                                                                                   2005   1.200
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.625
                                                                                   2012   1.379
                                                                                   2011   1.548
                                                                                   2010   1.432
                                                                                   2009   1.048
                                                                                   2008   1.763
                                                                                   2007   1.531
                                                                                   2006   1.265
                                                                                   2005   1.151
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   1.444
                                                                                   2006   1.193
                                                                                   2005   1.152
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   1.148
                                                                                   2005   1.100
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.225
                                                                                   2005   1.128
                                                                                   2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   1.063
                                                                                   2005   1.053
                                                                                   2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.154
                                                                                   2005   1.075
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 1.438                      --
                                                                                   1.560              19,414,425
                                                                                   1.232              19,603,528
                                                                                   1.157              21,090,383
                                                                                   1.097              22,829,808
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 1.877                      --
                                                                                   1.777                      --
                                                                                   1.560                      --
                                                                                   1.504                      --
                                                                                   1.326               1,929,209
                                                                                   0.924               1,851,856
                                                                                   1.235               1,865,547
                                                                                   1.205               1,881,872
                                                                                   1.087               1,705,182
                                                                                   1.061               1,741,580
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2.681               7,901,009
                                                                                   1.979               8,305,073
                                                                                   1.733               8,339,810
                                                                                   1.949               8,237,681
                                                                                   1.521               7,993,670
                                                                                   1.092               7,407,254
                                                                                   1.813               5,980,366
                                                                                   1.576                      --
                                                                                   1.407                      --
                                                                                   1.195                      --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 1.425                      --
                                                                                   1.207                      --
                                                                                   1.095                      --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.223                 385,690
                                                                                   2.250                 439,136
                                                                                   1.994                 424,056
                                                                                   2.377                 399,355
                                                                                   2.028                 341,011
                                                                                   1.178                 308,192
                                                                                   2.499                 204,563
                                                                                   1.946                      --
                                                                                   1.524                      --
                                                                                   1.200                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.993                 945,897
                                                                                   1.625                 996,289
                                                                                   1.379               1,094,936
                                                                                   1.548               1,015,476
                                                                                   1.432                 932,080
                                                                                   1.048                 869,498
                                                                                   1.763                 713,223
                                                                                   1.531                      --
                                                                                   1.265                      --
                                                                                   1.151                      --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 1.535                      --
                                                                                   1.444               6,087,115
                                                                                   1.193               5,371,617
                                                                                   1.152               5,197,684
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 1.322                      --
                                                                                   1.148              12,702,852
                                                                                   1.100              13,025,078
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 1.487                      --
                                                                                   1.225                      --
                                                                                   1.128                      --
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 1.092                      --
                                                                                   1.063               1,084,602
                                                                                   1.053               1,392,610
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 1.197                      --
                                                                                   1.154                      --
                                                                                   1.075                      --

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   2.094
                                                                                  2012   1.795
                                                                                  2011   1.831
                                                                                  2010   1.463
                                                                                  2009   1.016
                                                                                  2008   1.815
                                                                                  2007   1.495
                                                                                  2006   1.324
                                                                                  2005   1.185
                                                                                  2004   1.000
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   1.338
                                                                                  2012   1.120
                                                                                  2011   1.306
                                                                                  2010   1.134
                                                                                  2009   0.828
                                                                                  2008   1.504
                                                                                  2007   1.379
                                                                                  2006   1.173
                                                                                  2005   1.115
                                                                                  2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.176
                                                                                  2005   1.134
                                                                                  2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.254
                                                                                  2006   1.172
                                                                                  2005   1.106
                                                                                  2004   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.642
                                                                                  2012   1.387
                                                                                  2011   1.358
                                                                                  2010   1.090
                                                                                  2009   0.812
                                                                                  2008   1.367
                                                                                  2007   1.351
                                                                                  2006   1.245
                                                                                  2005   1.119
                                                                                  2004   1.000
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.368
                                                                                  2012   1.193
                                                                                  2011   1.276
                                                                                  2010   1.097
                                                                                  2009   0.851
                                                                                  2008   1.345
                                                                                  2007   1.333
                                                                                  2006   1.144
                                                                                  2005   1.095
                                                                                  2004   1.000
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.581
                                                                                  2012   1.368
                                                                                  2011   1.337
                                                                                  2010   1.191
                                                                                  2009   0.978
                                                                                  2008   1.388
                                                                                  2007   1.284
                                                                                  2006   1.122
                                                                                  2005   1.079
                                                                                  2004   1.000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   1.283
                                                                                  2010   1.150
                                                                                  2009   0.945
                                                                                  2008   1.327
                                                                                  2007   1.250
                                                                                  2006   1.063
                                                                                  2005   1.069
                                                                                  2004   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2.756                 560,918
                                                                                  2.094                 612,915
                                                                                  1.795                 606,912
                                                                                  1.831                 726,865
                                                                                  1.463                 727,333
                                                                                  1.016                 741,312
                                                                                  1.815                 294,544
                                                                                  1.495                      --
                                                                                  1.324                      --
                                                                                  1.185                      --
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.709                 425,658
                                                                                  1.338                 416,129
                                                                                  1.120                 390,947
                                                                                  1.306                 412,847
                                                                                  1.134                 385,458
                                                                                  0.828                 358,193
                                                                                  1.504                 349,164
                                                                                  1.379                      --
                                                                                  1.173                      --
                                                                                  1.115                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.334                      --
                                                                                  1.176                      --
                                                                                  1.134                      --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.341                      --
                                                                                  1.254                      --
                                                                                  1.172                      --
                                                                                  1.106                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.419               1,097,251
                                                                                  1.642               1,071,403
                                                                                  1.387               1,097,469
                                                                                  1.358               1,027,734
                                                                                  1.090                 984,624
                                                                                  0.812                 976,852
                                                                                  1.367               1,041,254
                                                                                  1.351                      --
                                                                                  1.245                      --
                                                                                  1.119                      --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.802               1,798,622
                                                                                  1.368               1,889,308
                                                                                  1.193               1,869,530
                                                                                  1.276               1,855,505
                                                                                  1.097               1,786,894
                                                                                  0.851               1,770,695
                                                                                  1.345               1,899,164
                                                                                  1.333                      --
                                                                                  1.144                      --
                                                                                  1.095                      --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.050                     485
                                                                                  1.581                     239
                                                                                  1.368                      --
                                                                                  1.337                      --
                                                                                  1.191                      --
                                                                                  0.978                  10,867
                                                                                  1.388                  13,862
                                                                                  1.284                      --
                                                                                  1.122                      --
                                                                                  1.079                      --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 1.400                      --
                                                                                  1.283                  17,210
                                                                                  1.150                  13,565
                                                                                  0.945                  10,572
                                                                                  1.327                   9,880
                                                                                  1.250                      --
                                                                                  1.063                      --
                                                                                  1.069                      --

                GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)....... 2013   1.394
                                                                              2012   1.224
                                                                              2011   1.138
                                                                              2010   1.017
                                                                              2009   0.830
                                                                              2008   1.281
                                                                              2007   1.264
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98).... 2013   1.460
                                                                              2012   1.217
                                                                              2011   1.229
                                                                              2010   1.122
                                                                              2009   0.790
                                                                              2008   1.264
                                                                              2007   1.204
                                                                              2006   1.155
                                                                              2005   1.101
                                                                              2004   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98).... 2013   1.496
                                                                              2012   1.288
                                                                              2011   1.231
                                                                              2010   1.128
                                                                              2009   0.909
                                                                              2008   1.416
                                                                              2007   1.367
                                                                              2006   1.159
                                                                              2005   1.091
                                                                              2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 2013   1.970
                                                                              2012   1.654
                                                                              2011   1.636
                                                                              2010   1.311
                                                                              2009   0.921
                                                                              2008   1.558
                                                                              2007   1.421
                                                                              2006   1.264
                                                                              2005   1.208
                                                                              2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.854
                                                                              2008   1.371
                                                                              2007   1.310
                                                                              2006   1.142
                                                                              2005   1.099
                                                                              2004   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 2011   1.295
                                                                              2010   1.252
                                                                              2009   0.977
                                                                              2008   1.731
                                                                              2007   1.632
                                                                              2006   1.301
                                                                              2005   1.168
                                                                              2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 2013   1.576
                                                                              2012   1.428
                                                                              2011   1.433
                                                                              2010   1.281
                                                                              2009   1.046
                                                                              2008   1.403
                                                                              2007   1.269
                                                                              2006   1.182
                                                                              2005   1.135
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   1.075
                                                                              2010   0.987
                                                                              2009   0.843
                                                                              2008   1.073
                                                                              2007   1.062
                                                                              2006   1.023
                                                                              2005   1.003
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)....... 1.750                 162,584
                                                                              1.394                 179,126
                                                                              1.224                  73,017
                                                                              1.138                     403
                                                                              1.017                     403
                                                                              0.830                     403
                                                                              1.281                   5,800
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98).... 2.007                 116,186
                                                                              1.460                 112,626
                                                                              1.217                 111,959
                                                                              1.229                 110,712
                                                                              1.122                 127,423
                                                                              0.790                  85,876
                                                                              1.264                  84,831
                                                                              1.204                      --
                                                                              1.155                      --
                                                                              1.101                      --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98).... 1.975                 516,191
                                                                              1.496                 512,895
                                                                              1.288                 503,867
                                                                              1.231                 528,791
                                                                              1.128               1,469,016
                                                                              0.909               1,646,790
                                                                              1.416               1,659,898
                                                                              1.367                      --
                                                                              1.159                      --
                                                                              1.091                      --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 2.888                 800,895
                                                                              1.970                 857,162
                                                                              1.654                 895,676
                                                                              1.636                 878,024
                                                                              1.311                 841,665
                                                                              0.921                 834,719
                                                                              1.558                 859,761
                                                                              1.421                      --
                                                                              1.264                      --
                                                                              1.208                      --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 0.835                      --
                                                                              0.854               1,588,820
                                                                              1.371               1,383,906
                                                                              1.310                      --
                                                                              1.142                      --
                                                                              1.099                      --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 1.400                      --
                                                                              1.295                   6,905
                                                                              1.252               1,091,272
                                                                              0.977               1,059,412
                                                                              1.731               1,185,465
                                                                              1.632               1,324,463
                                                                              1.301                 872,130
                                                                              1.168                 713,721
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 1.866                  72,747
                                                                              1.576                 135,551
                                                                              1.428                 144,047
                                                                              1.433                 141,325
                                                                              1.281               1,150,887
                                                                              1.046               1,212,473
                                                                              1.403               1,262,755
                                                                              1.269               1,106,063
                                                                              1.182               1,212,612
                                                                              1.135               1,305,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 1.067                      --
                                                                              1.075                  23,331
                                                                              0.987                  21,135
                                                                              0.843                  33,064
                                                                              1.073                  22,540
                                                                              1.062                      --
                                                                              1.023                      --
                                                                              1.003                      --

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............ 2013   1.852           2.017                 104,674
                                                                          2012   1.576           1.852                  93,953
                                                                          2011   1.544           1.576                  75,330
                                                                          2010   1.328           1.544                  73,696
                                                                          2009   0.833           1.328                 608,588
                                                                          2008   1.193           0.833                 228,174
                                                                          2007   1.193           1.193                 300,202
                                                                          2006   1.078           1.193                 159,262
                                                                          2005   1.054           1.078                 111,166
                                                                          2004   1.000           1.054                 196,344
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.147           1.146                      --
                                                                          2009   1.148           1.147               2,174,244
                                                                          2008   1.122           1.148               3,502,978
                                                                          2007   1.073           1.122               2,110,589
                                                                          2006   1.029           1.073               1,657,937
                                                                          2005   1.004           1.029                 875,334
                                                                          2004   1.000           1.004                 866,201
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   1.338           1.410                      --
                                                                          2006   1.137           1.338                      --
                                                                          2005   1.096           1.137                      --
                                                                          2004   1.000           1.096                      --
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.228           1.269                      --
                                                                          2006   1.094           1.228                      --
                                                                          2005   1.062           1.094                      --
                                                                          2004   1.000           1.062                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.368           1.444                      --
                                                                          2006   1.160           1.368               1,247,352
                                                                          2005   1.093           1.160               1,012,417
                                                                          2004   1.000           1.093                 965,434
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.425           1.527                      --
                                                                          2006   1.266           1.425                      --
                                                                          2005   1.210           1.266                      --
                                                                          2004   1.000           1.210                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.348           1.407                      --
                                                                          2006   1.153           1.348                      --
                                                                          2005   1.120           1.153                      --
                                                                          2004   1.000           1.120                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.395           1.544                      --
                                                                          2006   1.247           1.395                      --
                                                                          2005   1.156           1.247                      --
                                                                          2004   1.000           1.156                      --
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.115           1.155                      --
                                                                          2005   1.077           1.115               4,329,664
                                                                          2004   1.000           1.077               4,660,460
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.427           1.381                      --
                                                                          2007   1.350           1.427               4,987,929
                                                                          2006   1.405           1.350               3,442,501
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.847           2.024               1,048,440
                                                                          2012   1.585           1.847                 989,105
                                                                          2011   1.549           1.585                 937,244
                                                                          2010   1.337           1.549                 816,308
                                                                          2009   0.910           1.337               2,273,463
                                                                          2008   1.203           0.910               1,635,894
                                                                          2007   1.174           1.203               1,630,624
                                                                          2006   1.104           1.174                      --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.478           1.557                      --
                                                                          2006   1.384           1.478                      --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.479
                                                                                      2012   1.307
                                                                                      2011   1.308
                                                                                      2010   1.166
                                                                                      2009   0.981
                                                                                      2008   1.569
                                                                                      2007   1.544
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.132
                                                                                      2012   0.899
                                                                                      2011   0.952
                                                                                      2010   0.821
                                                                                      2009   0.609
                                                                                      2008   1.046
                                                                                      2007   1.231
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   1.930
                                                                                      2012   1.576
                                                                                      2011   1.705
                                                                                      2010   1.560
                                                                                      2009   1.092
                                                                                      2008   1.884
                                                                                      2007   1.448
                                                                                      2006   1.401
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   1.027
                                                                                      2012   0.868
                                                                                      2011   0.843
                                                                                      2010   0.683
                                                                                      2009   0.515
                                                                                      2008   0.811
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.126
                                                                                      2012   0.995
                                                                                      2011   1.019
                                                                                      2010   0.911
                                                                                      2009   0.707
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.066
                                                                                      2012   0.921
                                                                                      2011   0.969
                                                                                      2010   0.857
                                                                                      2009   0.641
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.153
                                                                                      2012   1.043
                                                                                      2011   1.045
                                                                                      2010   0.953
                                                                                      2009   0.775
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.886
                                                                                      2012   1.461
                                                                                      2011   1.704
                                                                                      2010   1.465
                                                                                      2009   0.945
                                                                                      2008   1.599
                                                                                      2007   1.617
                                                                                      2006   1.455
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.411
                                                                                      2012   1.194
                                                                                      2011   1.215
                                                                                      2010   1.061
                                                                                      2009   0.843
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 2013   1.482
                                                                                      2012   1.296
                                                                                      2011   1.350
                                                                                      2010   1.078
                                                                                      2009   0.855
                                                                                      2008   1.400
                                                                                      2007   1.529



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.979                 148,940
                                                                                      1.479                 158,148
                                                                                      1.307                 168,600
                                                                                      1.308                 155,092
                                                                                      1.166                 156,736
                                                                                      0.981                 117,188
                                                                                      1.569                  72,507
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.171               2,122,127
                                                                                      1.132               2,100,849
                                                                                      0.899               1,869,503
                                                                                      0.952               1,601,331
                                                                                      0.821               1,933,975
                                                                                      0.609               1,237,039
                                                                                      1.046                 903,529
                                                                                      1.231                  20,798
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.484               2,174,436
                                                                                      1.930               2,243,365
                                                                                      1.576               2,207,792
                                                                                      1.705               2,320,705
                                                                                      1.560              31,683,592
                                                                                      1.092              32,541,062
                                                                                      1.884              31,190,027
                                                                                      1.448              30,060,809
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.492                  61,338
                                                                                      1.027                  82,620
                                                                                      0.868                  69,509
                                                                                      0.843                  22,655
                                                                                      0.683                 140,135
                                                                                      0.515                  57,743
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.330               1,035,021
                                                                                      1.126               1,046,401
                                                                                      0.995                 887,624
                                                                                      1.019                 432,757
                                                                                      0.911                 474,891
                                                                                      0.707                 225,575
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.330                 982,225
                                                                                      1.066                 850,421
                                                                                      0.921                 590,386
                                                                                      0.969                 374,616
                                                                                      0.857                 372,357
                                                                                      0.641                 203,854
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.305                 439,017
                                                                                      1.153                 321,756
                                                                                      1.043                 271,370
                                                                                      1.045                 249,221
                                                                                      0.953                 151,787
                                                                                      0.775                  58,926
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.459                 468,126
                                                                                      1.886                 509,237
                                                                                      1.461                 407,091
                                                                                      1.704                 354,738
                                                                                      1.465                 351,004
                                                                                      0.945                 245,138
                                                                                      1.599                 248,508
                                                                                      1.617                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 1.904                 102,458
                                                                                      1.411                 140,936
                                                                                      1.194                 129,032
                                                                                      1.215                 115,519
                                                                                      1.061                 108,692
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 1.925                 325,001
                                                                                      1.482                 441,992
                                                                                      1.296                 495,119
                                                                                      1.350                 492,045
                                                                                      1.078                 749,936
                                                                                      0.855                 660,394
                                                                                      1.400                 471,238

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013    1.600
                                                                            2012    1.354
                                                                            2011    1.370
                                                                            2010    1.087
                                                                            2009    0.812
                                                                            2008    1.327
                                                                            2007    1.194
                                                                            2006    1.193
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013    1.300
                                                                            2012    1.127
                                                                            2011    1.258
                                                                            2010    1.055
                                                                            2009    0.820
                                                                            2008    1.100
                                                                            2007    1.114
                                                                            2006    1.036
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    0.974
                                                                            2008    1.306
                                                                            2007    1.232
                                                                            2006    1.155
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011    0.707
                                                                            2010    0.661
                                                                            2009    0.480
                                                                            2008    0.913
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013    2.216
                                                                            2012    1.896
                                                                            2011    1.926
                                                                            2010    1.578
                                                                            2009    1.123
                                                                            2008    1.849
                                                                            2007    1.525
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013    1.864
                                                                            2012    1.652
                                                                            2011    1.580
                                                                            2010    1.400
                                                                            2009    1.024
                                                                            2008    1.259
                                                                            2007    1.182
                                                                            2006    1.118
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009    0.831
                                                                            2008    1.452
                                                                            2007    1.302
                                                                            2006    1.306
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013    1.115
                                                                            2012    0.958
                                                                            2011    1.110
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 2013   10.855
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013    2.442
                                                                            2012    2.057
                                                                            2011    2.529
                                                                            2010    2.046
                                                                            2009    1.213
                                                                            2008    2.726
                                                                            2007    2.145
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013    1.649
                                                                            2012    1.418
                                                                            2011    1.592
                                                                            2010    1.434
                                                                            2009    1.093
                                                                            2008    1.902
                                                                            2007    1.795
 MIST MLA Mid Cap Subaccount (Class A) (4/07).............................. 2013    1.472
                                                                            2012    1.398
                                                                            2011    1.478
                                                                            2010    1.203
                                                                            2009    0.880
                                                                            2008    1.111
                                                                            2007    1.243



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................  2.242                 93,734
                                                                             1.600                 58,010
                                                                             1.354                 72,744
                                                                             1.370                 76,120
                                                                             1.087                 75,752
                                                                             0.812                 71,825
                                                                             1.327                 41,892
                                                                             1.194                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................  1.727                190,047
                                                                             1.300                175,244
                                                                             1.127                185,457
                                                                             1.258                158,561
                                                                             1.055                137,429
                                                                             0.820                112,111
                                                                             1.100                 83,775
                                                                             1.114                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  0.967                     --
                                                                             0.974              4,002,448
                                                                             1.306              4,357,232
                                                                             1.232              3,999,340
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................  0.754                     --
                                                                             0.707                  2,935
                                                                             0.661                175,156
                                                                             0.480                 52,234
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *...........  2.593                     --
                                                                             2.216                     --
                                                                             1.896                     --
                                                                             1.926                     --
                                                                             1.578              6,355,819
                                                                             1.123              6,598,997
                                                                             1.849              6,779,807
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...............  2.010                695,435
                                                                             1.864                924,400
                                                                             1.652                922,399
                                                                             1.580                993,773
                                                                             1.400                878,291
                                                                             1.024                880,865
                                                                             1.259                775,065
                                                                             1.182                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............  0.793                     --
                                                                             0.831                 55,291
                                                                             1.452                 68,911
                                                                             1.302                     --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)..............  1.439                266,036
                                                                             1.115                289,737
                                                                             0.958                236,788
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 11.435                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)...........  2.318                289,652
                                                                             2.442                277,305
                                                                             2.057                271,432
                                                                             2.529                253,541
                                                                             2.046                239,892
                                                                             1.213                169,907
                                                                             2.726                141,104
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *..........  1.961                992,176
                                                                             1.649                976,888
                                                                             1.418                917,161
                                                                             1.592                912,832
                                                                             1.434                898,346
                                                                             1.093                811,831
                                                                             1.902                685,662
 MIST MLA Mid Cap Subaccount (Class A) (4/07)..............................  1.602                     --
                                                                             1.472              1,402,897
                                                                             1.398              1,436,321
                                                                             1.478              1,409,057
                                                                             1.203              4,903,627
                                                                             0.880              4,797,394
                                                                             1.111                    338

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013    1.632           2.263                 33,699
                                                                          2012    1.498           1.632                 14,437
                                                                          2011    1.614           1.498                 24,180
                                                                          2010    1.226           1.614                 37,191
                                                                          2009    0.782           1.226                 46,234
                                                                          2008    1.397           0.782                  3,142
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.948           1.070                     --
                                                                          2011    0.960           0.948                 38,490
                                                                          2010    0.878           0.960                 63,820
                                                                          2009    0.611           0.878             23,801,991
                                                                          2008    1.082           0.611             24,455,157
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013    1.204           1.530                     --
                                                                          2012    0.994           1.204                     --
                                                                          2011    1.086           0.994                     --
                                                                          2010    0.938           1.086                     --
                                                                          2009    0.670           0.938             16,663,530
                                                                          2008    1.127           0.670             16,740,537
                                                                          2007    1.062           1.127             18,165,029
                                                                          2006    0.996           1.062             18,132,926
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013    1.183           1.499                722,050
                                                                          2012    0.979           1.183                934,800
                                                                          2011    1.072           0.979                987,500
                                                                          2010    0.928           1.072                898,878
                                                                          2009    0.666           0.928                805,882
                                                                          2008    1.123           0.666                789,509
                                                                          2007    1.060           1.123                599,658
                                                                          2006    0.996           1.060                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013    1.583           1.436              1,745,017
                                                                          2012    1.452           1.583              2,219,301
                                                                          2011    1.306           1.452              2,120,426
                                                                          2010    1.213           1.306              1,757,509
                                                                          2009    1.028           1.213              1,399,112
                                                                          2008    1.104           1.028                954,466
                                                                          2007    1.034           1.104                313,967
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013    1.716           1.679              3,757,537
                                                                          2012    1.576           1.716              4,164,103
                                                                          2011    1.532           1.576              3,739,202
                                                                          2010    1.420           1.532              3,456,170
                                                                          2009    1.264           1.420              3,109,514
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013    1.427           1.894                219,348
                                                                          2012    1.295           1.427                224,053
                                                                          2011    1.360           1.295                225,784
                                                                          2010    1.174           1.360                209,660
                                                                          2009    0.951           1.174                846,391
                                                                          2008    1.419           0.951                687,425
                                                                          2007    1.356           1.419                674,198
                                                                          2006    1.250           1.356                544,281
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.134           1.257                     --
                                                                          2006    1.068           1.134                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013    1.885           1.909              1,041,879
                                                                          2012    1.694           1.885              1,165,024
                                                                          2011    1.640           1.694                873,978
                                                                          2010    1.466           1.640                731,378
                                                                          2009    1.105           1.466              1,613,249
                                                                          2008    1.241           1.105              1,277,116
                                                                          2007    1.168           1.241                915,788
                                                                          2006    1.117           1.168                613,810
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13)................ 2013   10.219          10.836                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013    1.110           1.481              3,448,115
                                                                          2012    0.944           1.110              3,686,610
                                                                          2011    0.986           0.944              3,864,415
                                                                          2010    0.845           0.986              3,779,589
                                                                          2009    0.716           0.845              3,734,790
                                                                          2008    1.127           0.716              3,568,485
                                                                          2007    1.087           1.127              3,517,870
                                                                          2006    1.001           1.087                     --

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013   1.486
                                                                            2012   1.263
                                                                            2011   1.392
                                                                            2010   1.164
                                                                            2009   0.924
                                                                            2008   1.320
                                                                            2007   1.365
                                                                            2006   1.334
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.071
                                                                            2006   1.030
                                                                            2005   1.012
                                                                            2004   1.000
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.663
                                                                            2006   1.318
                                                                            2005   1.153
                                                                            2004   1.000
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.326
                                                                            2006   1.181
                                                                            2005   1.111
                                                                            2004   1.000
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.421
                                                                            2006   1.254
                                                                            2005   1.173
                                                                            2004   1.000
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   1.471
                                                                            2012   1.420
                                                                            2011   1.325
                                                                            2010   1.253
                                                                            2009   1.195
                                                                            2008   1.131
                                                                            2007   1.114
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.459
                                                                            2012   1.361
                                                                            2011   1.281
                                                                            2010   1.186
                                                                            2009   1.087
                                                                            2008   1.129
                                                                            2007   1.065
                                                                            2006   1.016
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.218
                                                                            2012   1.068
                                                                            2011   1.177
                                                                            2010   0.985
                                                                            2009   0.775
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.335
                                                                            2008   3.583
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.383
                                                                            2012   1.234
                                                                            2011   1.193
                                                                            2010   1.091
                                                                            2009   0.933
                                                                            2008   1.244
                                                                            2007   1.224
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.404
                                                                            2012   1.236
                                                                            2011   1.214
                                                                            2010   1.118
                                                                            2009   1.010
                                                                            2008   1.469



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 1.962               1,165,398
                                                                            1.486               1,195,054
                                                                            1.263               1,157,623
                                                                            1.392               1,155,178
                                                                            1.164               1,107,323
                                                                            0.924               1,167,667
                                                                            1.320                 834,148
                                                                            1.365                      --
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.115                      --
                                                                            1.071              12,563,328
                                                                            1.030              12,090,903
                                                                            1.012              11,539,699
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 1.799                      --
                                                                            1.663              11,472,119
                                                                            1.318              10,216,570
                                                                            1.153              10,462,067
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.396                      --
                                                                            1.326              17,778,565
                                                                            1.181              17,686,950
                                                                            1.111              17,674,137
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.432                      --
                                                                            1.421              11,459,808
                                                                            1.254              11,051,101
                                                                            1.173              11,527,537
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 1.432                 288,123
                                                                            1.471                 277,892
                                                                            1.420                 217,628
                                                                            1.325                 219,887
                                                                            1.253               4,560,267
                                                                            1.195               4,514,473
                                                                            1.131               4,326,039
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.444                 227,492
                                                                            1.459                 235,827
                                                                            1.361                 177,173
                                                                            1.281                 194,644
                                                                            1.186               1,730,170
                                                                            1.087               1,629,438
                                                                            1.129               1,380,303
                                                                            1.065               1,173,382
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.630                 454,889
                                                                            1.218                 482,263
                                                                            1.068                 514,360
                                                                            1.177                 509,294
                                                                            0.985              11,477,609
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.439                      --
                                                                            2.335                   8,268
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 1.662                 527,860
                                                                            1.383                 666,483
                                                                            1.234                 689,568
                                                                            1.193                 623,452
                                                                            1.091               9,277,290
                                                                            0.933               6,061,839
                                                                            1.244               6,716,327
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.844                  28,599
                                                                            1.404                  29,229
                                                                            1.236                  33,472
                                                                            1.214                   5,270
                                                                            1.118                 243,684
                                                                            1.010                  67,256

                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013    1.147
                                                                                    2012    1.151
                                                                                    2011    1.154
                                                                                    2010    1.157
                                                                                    2009    1.156
                                                                                    2008    1.127
                                                                                    2007    1.076
                                                                                    2006    1.043
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 2009    0.660
                                                                                    2008    1.108
                                                                                    2007    1.160
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013    1.280
                                                                                    2012    1.138
                                                                                    2011    1.189
                                                                                    2010    1.065
                                                                                    2009    0.809
                                                                                    2008    1.299
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009    0.720
                                                                                    2008    1.309
                                                                                    2007    1.263
                                                                                    2006    1.235
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013    1.181
                                                                                    2012    1.025
                                                                                    2011    1.096
                                                                                    2010    0.961
                                                                                    2009    0.792
                                                                                    2008    1.302
                                                                                    2007    1.254
                                                                                    2006    1.212
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013    1.489
                                                                                    2012    1.347
                                                                                    2011    1.394
                                                                                    2010    1.214
                                                                                    2009    0.816
                                                                                    2008    1.509
                                                                                    2007    1.257
                                                                                    2006    1.276
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    1.036
                                                                                    2012    1.060
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    1.419
                                                                                    2011    1.420
                                                                                    2010    1.280
                                                                                    2009    0.920
                                                                                    2008    1.377
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    1.023
                                                                                    2010    0.887
                                                                                    2009    0.677
                                                                                    2008    1.140
                                                                                    2007    1.107
                                                                                    2006    1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.407
                                                                                    2012    1.293
                                                                                    2011    1.256
                                                                                    2010    1.144
                                                                                    2009    0.952
                                                                                    2008    1.116
                                                                                    2007    1.060
                                                                                    2006    1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.352
                                                                                    2012    1.216
                                                                                    2011    1.207
                                                                                    2010    1.086
                                                                                    2009    0.881
                                                                                    2008    1.127
                                                                                    2007    1.078
                                                                                    2006    1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   24.750



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................  1.144              1,117,109
                                                                                     1.147                791,937
                                                                                     1.151                883,564
                                                                                     1.154              1,125,280
                                                                                     1.157              1,911,212
                                                                                     1.156              1,298,859
                                                                                     1.127                183,935
                                                                                     1.076                     --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *....................  0.655                     --
                                                                                     0.660                183,092
                                                                                     1.108                158,136
 MSF Davis Venture Value Subaccount (Class A) (4/08)...............................  1.706                256,492
                                                                                     1.280                283,706
                                                                                     1.138                245,404
                                                                                     1.189                187,639
                                                                                     1.065                223,201
                                                                                     0.809                179,634
 MSF FI Large Cap Subaccount (Class A) (4/06)......................................  0.755                     --
                                                                                     0.720             11,531,504
                                                                                     1.309             11,997,079
                                                                                     1.263             12,379,073
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................................  1.306                     --
                                                                                     1.181              1,219,692
                                                                                     1.025              1,250,464
                                                                                     1.096              1,164,993
                                                                                     0.961              1,220,737
                                                                                     0.792              1,127,129
                                                                                     1.302              1,057,772
                                                                                     1.254                     --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)...........................  1.968                142,055
                                                                                     1.489                136,927
                                                                                     1.347                233,542
                                                                                     1.394                208,504
                                                                                     1.214                180,639
                                                                                     0.816                114,278
                                                                                     1.509                110,854
                                                                                     1.257                     --
 MSF Jennison Growth Subaccount (Class A) (4/12)...................................  1.415                136,861
                                                                                     1.036                157,704
 MSF Jennison Growth Subaccount (Class B) (4/08)...................................  1.635                     --
                                                                                     1.419                 31,717
                                                                                     1.420                 23,636
                                                                                     1.280                 22,357
                                                                                     0.920                 24,210
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).....................  1.114                     --
                                                                                     1.023                182,785
                                                                                     0.887              8,413,827
                                                                                     0.677              8,159,737
                                                                                     1.140              8,468,195
                                                                                     1.107                    723
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)...................  1.463                427,474
                                                                                     1.407                476,495
                                                                                     1.293                561,314
                                                                                     1.256                433,802
                                                                                     1.144                441,145
                                                                                     0.952                310,912
                                                                                     1.116                190,454
                                                                                     1.060                     19
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06).......  1.495                512,888
                                                                                     1.352                528,296
                                                                                     1.216                489,541
                                                                                     1.207                512,306
                                                                                     1.086                931,049
                                                                                     0.881                997,691
                                                                                     1.127                926,797
                                                                                     1.078                     21
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 29.033                    594

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 2013   1.281
                                                                                 2012   1.135
                                                                                 2011   1.154
                                                                                 2010   1.023
                                                                                 2009   0.811
                                                                                 2008   1.139
                                                                                 2007   1.095
                                                                                 2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 2013   1.211
                                                                                 2012   1.053
                                                                                 2011   1.097
                                                                                 2010   0.959
                                                                                 2009   0.745
                                                                                 2008   1.152
                                                                                 2007   1.113
                                                                                 2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2013   1.471
                                                                                 2012   1.274
                                                                                 2011   1.255
                                                                                 2010   1.096
                                                                                 2009   0.871
                                                                                 2008   1.388
                                                                                 2007   1.387
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2013   1.454
                                                                                 2012   1.310
                                                                                 2011   1.285
                                                                                 2010   1.173
                                                                                 2009   0.994
                                                                                 2008   1.284
                                                                                 2007   1.236
                                                                                 2006   1.146
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2013   1.619
                                                                                 2012   1.392
                                                                                 2011   1.385
                                                                                 2010   1.246
                                                                                 2009   1.035
                                                                                 2008   1.538
                                                                                 2007   1.433
                                                                                 2006   1.286
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2013   1.461
                                                                                 2012   1.238
                                                                                 2011   1.419
                                                                                 2010   1.316
                                                                                 2009   1.026
                                                                                 2008   1.776
                                                                                 2007   1.817
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2013   1.613
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2013   1.664
                                                                                 2012   1.435
                                                                                 2011   1.500
                                                                                 2010   1.186
                                                                                 2009   0.944
                                                                                 2008   1.423
                                                                                 2007   1.463
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.878
                                                                                 2012   1.587
                                                                                 2011   1.614
                                                                                 2010   1.386
                                                                                 2009   0.972
                                                                                 2008   1.579
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2013   1.485
                                                                                 2012   1.285
                                                                                 2011   1.271
                                                                                 2010   0.947
                                                                                 2009   0.685
                                                                                 2008   1.033
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.170
                                                                                 2006   1.092



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 1.507               2,346,619
                                                                                 1.281               2,184,403
                                                                                 1.135               1,890,503
                                                                                 1.154               1,350,594
                                                                                 1.023               6,710,885
                                                                                 0.811               6,704,457
                                                                                 1.139               6,173,758
                                                                                 1.095                     495
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 1.501               1,978,941
                                                                                 1.211               2,393,836
                                                                                 1.053               1,959,730
                                                                                 1.097               1,473,327
                                                                                 0.959              21,102,077
                                                                                 0.745              20,831,229
                                                                                 1.152              21,448,494
                                                                                 1.113                  18,006
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 1.936               2,032,656
                                                                                 1.471               2,386,327
                                                                                 1.274               2,373,112
                                                                                 1.255               2,094,316
                                                                                 1.096              19,465,688
                                                                                 0.871              17,552,054
                                                                                 1.388              18,642,402
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 1.721               4,289,452
                                                                                 1.454               4,319,060
                                                                                 1.310               4,361,625
                                                                                 1.285               4,402,339
                                                                                 1.173               6,295,017
                                                                                 0.994               6,264,248
                                                                                 1.284               6,360,233
                                                                                 1.236               1,859,839
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.191               1,460,191
                                                                                 1.619                 716,907
                                                                                 1.392                 660,907
                                                                                 1.385                 491,913
                                                                                 1.246                 394,125
                                                                                 1.035                 319,485
                                                                                 1.538                 261,420
                                                                                 1.433                      --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 1.775                 703,369
                                                                                 1.461                 743,262
                                                                                 1.238                 733,633
                                                                                 1.419                 630,946
                                                                                 1.316               6,136,197
                                                                                 1.026               6,084,847
                                                                                 1.776               6,603,147
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.032               1,287,270
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2.299               1,028,706
                                                                                 1.664               1,066,959
                                                                                 1.435               1,050,892
                                                                                 1.500                 973,326
                                                                                 1.186               8,016,780
                                                                                 0.944               7,650,046
                                                                                 1.423               7,521,631
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2.598                  73,682
                                                                                 1.878                  79,055
                                                                                 1.587                  76,179
                                                                                 1.614                  26,469
                                                                                 1.386                 298,300
                                                                                 0.972                 142,107
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2.135               1,293,392
                                                                                 1.485               1,418,389
                                                                                 1.285               1,373,038
                                                                                 1.271               1,281,693
                                                                                 0.947               2,918,179
                                                                                 0.685               2,800,320
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.220                      --
                                                                                 1.170               1,103,065

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.326
                                                                                   2012   1.284
                                                                                   2011   1.219
                                                                                   2010   1.154
                                                                                   2009   1.108
                                                                                   2008   1.113
                                                                                   2007   1.068
                                                                                   2006   1.023
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.030
                                                                                   2005   1.004
                                                                                   2004   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.150
                                                                                   2005   1.091
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.005
                                                                                   2006   1.001
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.214
                                                                                   2008   1.162
                                                                                   2007   1.072
                                                                                   2006   1.035
                                                                                   2005   1.014
                                                                                   2004   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.504
                                                                                   2007   1.367
                                                                                   2006   1.235
                                                                                   2005   1.155
                                                                                   2004   1.000
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.660
                                                                                   2006   1.304
                                                                                   2005   1.165
                                                                                   2004   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.484
                                                                                   2006   1.269
                                                                                   2005   1.189
                                                                                   2004   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.221
                                                                                   2005   1.127
                                                                                   2004   1.000
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.045
                                                                                   2005   1.044
                                                                                   2004   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   1.281
                                                                                   2005   1.143
                                                                                   2004   1.000
 Travelers Equity Income Subaccount (7/97)........................................ 2006   1.149
                                                                                   2005   1.103
                                                                                   2004   1.000
 Travelers Federated High Yield Subaccount (10/97)................................ 2006   1.072
                                                                                   2005   1.048
                                                                                   2004   1.000
 Travelers Federated Stock Subaccount (7/97)...................................... 2006   1.161
                                                                                   2005   1.106
                                                                                   2004   1.000
 Travelers Large Cap Subaccount (7/97)............................................ 2006   1.194
                                                                                   2005   1.102
                                                                                   2004   1.000
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.298
                                                                                   2005   1.162
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.314                 403,572
                                                                                   1.326                 558,437
                                                                                   1.284                 480,144
                                                                                   1.219                 414,070
                                                                                   1.154               2,178,183
                                                                                   1.108               1,975,493
                                                                                   1.113               1,971,396
                                                                                   1.068               1,682,086
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.043                      --
                                                                                   1.030                      --
                                                                                   1.004                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.220                      --
                                                                                   1.150                      --
                                                                                   1.091                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.030                      --
                                                                                   1.005                      --
                                                                                   1.001                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.260                      --
                                                                                   1.214               2,087,470
                                                                                   1.162               1,285,462
                                                                                   1.072                      --
                                                                                   1.035                      --
                                                                                   1.014                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 1.401                      --
                                                                                   1.504                   2,257
                                                                                   1.367                      --
                                                                                   1.235                      --
                                                                                   1.155                      --
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.805                      --
                                                                                   1.660                      --
                                                                                   1.304                      --
                                                                                   1.165                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 1.591                      --
                                                                                   1.484                      --
                                                                                   1.269                      --
                                                                                   1.189                      --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 1.306                      --
                                                                                   1.221                      --
                                                                                   1.127                      --
 Travelers Convertible Securities Subaccount (8/99)............................... 1.118                      --
                                                                                   1.045                      --
                                                                                   1.044                      --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 1.405                      --
                                                                                   1.281               3,620,205
                                                                                   1.143               2,900,688
 Travelers Equity Income Subaccount (7/97)........................................ 1.212                      --
                                                                                   1.149                      --
                                                                                   1.103                      --
 Travelers Federated High Yield Subaccount (10/97)................................ 1.104                      --
                                                                                   1.072                      --
                                                                                   1.048                      --
 Travelers Federated Stock Subaccount (7/97)...................................... 1.207                      --
                                                                                   1.161                      --
                                                                                   1.106                      --
 Travelers Large Cap Subaccount (7/97)............................................ 1.235                      --
                                                                                   1.194                      --
                                                                                   1.102                      --
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 1.384                      --
                                                                                   1.298                      --
                                                                                   1.162                      --

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)....................... 2006   1.201           1.276                      --
                                                                          2005   1.169           1.201                      --
                                                                          2004   1.000           1.169                      --
 Travelers MFS(R) Total Return Subaccount (3/97)......................... 2006   1.105           1.146                      --
                                                                          2005   1.077           1.105               1,904,939
                                                                          2004   1.000           1.077               1,537,962
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.185           1.286                      --
                                                                          2005   1.116           1.185                      --
                                                                          2004   1.000           1.116                      --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.261           1.455                      --
                                                                          2005   1.155           1.261                      --
                                                                          2004   1.000           1.155                      --
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.173           1.250                      --
                                                                          2005   1.110           1.173                 534,077
                                                                          2004   1.000           1.110                 558,000
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.010           1.068                      --
                                                                          2005   1.000           1.010                      --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.102           1.117                      --
                                                                          2005   1.066           1.102                 569,192
                                                                          2004   1.000           1.066                 331,070
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.022           1.016                      --
                                                                          2005   1.008           1.022               1,286,039
                                                                          2004   1.000           1.008               1,546,414
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.127           1.181                      --
                                                                          2005   1.108           1.127              14,030,052
                                                                          2004   1.000           1.108              15,242,832
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.032           1.193                      --
                                                                          2005   1.000           1.032                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.036                      --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.057           1.023                      --
                                                                          2005   1.016           1.057               2,083,980
                                                                          2004   1.000           1.016               1,851,528
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   0.837           0.815                      --
                                                                          2008   1.308           0.837                 136,665
                                                                          2007   1.343           1.308                 100,903
                                                                          2006   1.161           1.343                      --
                                                                          2005   1.118           1.161                      --
                                                                          2004   1.000           1.118                      --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.806           0.829                      --
                                                                          2008   1.420           0.806                  15,858
                                                                          2007   1.267           1.420                  14,071
                                                                          2006   1.190           1.267                      --
                                                                          2005   1.106           1.190                      --
                                                                          2004   1.000           1.106                      --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   1.718           1.965                 281,146
                                                                          2012   1.512           1.718                 275,677
                                                                          2011   1.635           1.512                 271,162
                                                                          2010   1.398           1.635                 251,649
                                                                          2009   0.876           1.398                 265,265
                                                                          2008   1.584           0.876                 240,931
                                                                          2007   1.600           1.584                 233,963
                                                                          2006   1.387           1.600                      --
                                                                          2005   1.194           1.387                      --
                                                                          2004   1.000           1.194                      --

GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30%                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................ 2007   1.082           1.160                      --
                                                                           2006   1.000           1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)..................... 2006   0.820           0.862                      --
                                                                           2005   0.786           0.820                  99,039
                                                                           2004   0.753           0.786                  86,354
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)............ 2008   0.887           0.847                      --
                                                                           2007   0.771           0.887                  70,008
                                                                           2006   0.761           0.771                  70,659
                                                                           2005   0.716           0.761                  63,792
                                                                           2004   0.679           0.716                  52,461
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2013   1.719           2.192                  82,883
                                                                           2012   1.421           1.719                  84,267
                                                                           2011   1.580           1.421                  85,429
                                                                           2010   1.432           1.580                  65,853
                                                                           2009   1.020           1.432                  54,642
                                                                           2008   1.677           1.020                  45,655
                                                                           2007   1.479           1.677                  36,814
                                                                           2006   1.244           1.479                  21,804
                                                                           2005   1.105           1.244                   8,933
                                                                           2004   1.000           1.105                   4,183
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2013   1.475           1.894                 116,128
                                                                           2012   1.268           1.475                 109,157
                                                                           2011   1.342           1.268                 129,610
                                                                           2010   1.145           1.342                 109,771
                                                                           2009   0.832           1.145                  77,057
                                                                           2008   1.505           0.832                  55,973
                                                                           2007   1.357           1.505                  40,623
                                                                           2006   1.247           1.357                  25,278
                                                                           2005   1.087           1.247                  11,246
                                                                           2004   1.000           1.087                   1,982
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2013   1.305           1.720                 151,662
                                                                           2012   1.126           1.305                 155,654
                                                                           2011   1.162           1.126                 162,036
                                                                           2010   1.056           1.162                 152,334
                                                                           2009   0.815           1.056                 118,071
                                                                           2008   1.329           0.815                  97,515
                                                                           2007   1.282           1.329                  63,299
                                                                           2006   1.127           1.282                  47,535
                                                                           2005   1.079           1.127                  36,452
                                                                           2004   1.000           1.079                  31,224
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)......................................... 2006   2.183           2.162                      --
                                                                           2005   1.871           2.183               1,911,719
                                                                           2004   1.586           1.871               2,228,849
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)................... 2007   2.918           3.060                      --
                                                                           2006   2.231           2.918                  15,151
                                                                           2005   1.766           2.231                   9,868
                                                                           2004   1.432           1.766                   9,802
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)..................... 2006   2.479           3.246                      --
                                                                           2005   2.343           2.479                  97,716
                                                                           2004   1.807           2.343                 117,011
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)....... 2013   3.115           4.105                  53,303
                                                                           2012   2.771           3.115                  49,292
                                                                           2011   2.845           2.771                  44,238
                                                                           2010   2.179           2.845                  38,914
                                                                           2009   1.675           2.179                  34,155
                                                                           2008   2.419           1.675                  43,453
                                                                           2007   2.625           2.419                  43,029
                                                                           2006   2.289           2.625                  40,016
                                                                           2005   2.119           2.289                  38,677
                                                                           2004   1.767           2.119                  43,068

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.324
                                                                                       2007   1.253
                                                                                       2006   1.089
                                                                                       2005   1.057
                                                                                       2004   1.020
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.615
                                                                                       2007   1.839
                                                                                       2006   1.796
                                                                                       2005   1.719
                                                                                       2004   1.564
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2013   1.711
                                                                                       2012   1.493
                                                                                       2011   1.556
                                                                                       2010   1.348
                                                                                       2009   1.008
                                                                                       2008   1.782
                                                                                       2007   1.539
                                                                                       2006   1.399
                                                                                       2005   1.215
                                                                                       2004   1.069
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.401
                                                                                       2012   1.161
                                                                                       2011   1.210
                                                                                       2010   1.039
                                                                                       2009   0.775
                                                                                       2008   1.339
                                                                                       2007   1.271
                                                                                       2006   1.131
                                                                                       2005   0.949
                                                                                       2004   0.950
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.107
                                                                                       2012   1.820
                                                                                       2011   1.826
                                                                                       2010   1.606
                                                                                       2009   1.250
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 2013   1.695
                                                                                       2012   1.503
                                                                                       2011   1.464
                                                                                       2010   1.303
                                                                                       2009   0.917
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................. 2013   2.345
                                                                                       2012   2.074
                                                                                       2011   2.356
                                                                                       2010   1.857
                                                                                       2009   1.346
                                                                                       2008   2.258
                                                                                       2007   1.983
                                                                                       2006   1.788
                                                                                       2005   1.534
                                                                                       2004   1.247
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03).......................... 2006   1.456
                                                                                       2005   1.334
                                                                                       2004   1.200
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2013   2.129
                                                                                       2012   1.906
                                                                                       2011   2.295
                                                                                       2010   1.977
                                                                                       2009   1.160
                                                                                       2008   2.486
                                                                                       2007   1.956
                                                                                       2006   1.547
                                                                                       2005   1.230
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.269                      --
                                                                                       1.324                 363,261
                                                                                       1.253                 347,700
                                                                                       1.089                 293,073
                                                                                       1.057                 313,740
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.526                      --
                                                                                       1.615                 164,568
                                                                                       1.839                 196,574
                                                                                       1.796                 209,178
                                                                                       1.719                 308,645
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2.212                 130,147
                                                                                       1.711                 120,704
                                                                                       1.493                 133,212
                                                                                       1.556                 209,389
                                                                                       1.348                 214,758
                                                                                       1.008                 282,048
                                                                                       1.782                 288,948
                                                                                       1.539                 234,945
                                                                                       1.399                 133,024
                                                                                       1.215                  80,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 1.912                  31,531
                                                                                       1.401                  28,213
                                                                                       1.161                  48,406
                                                                                       1.210                  24,596
                                                                                       1.039                  19,451
                                                                                       0.775                  15,185
                                                                                       1.339                  15,556
                                                                                       1.271                   8,865
                                                                                       1.131                   5,565
                                                                                       0.949                  12,403
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2.665                 349,880
                                                                                       2.107                 323,093
                                                                                       1.820                 505,375
                                                                                       1.826                 903,638
                                                                                       1.606               1,021,111
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 1.772                  55,277
                                                                                       1.695                  52,953
                                                                                       1.503                  58,445
                                                                                       1.464                  68,416
                                                                                       1.303                  64,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................. 3.144                 124,953
                                                                                       2.345                 121,079
                                                                                       2.074                 126,174
                                                                                       2.356                 184,734
                                                                                       1.857                 181,117
                                                                                       1.346                 162,285
                                                                                       2.258                 151,413
                                                                                       1.983                 178,427
                                                                                       1.788                 182,486
                                                                                       1.534                  90,732
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03).......................... 1.701                      --
                                                                                       1.456                   7,543
                                                                                       1.334                   5,052
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2.082                  24,901
                                                                                       2.129                  22,903
                                                                                       1.906                  54,704
                                                                                       2.295                  53,879
                                                                                       1.977                  50,596
                                                                                       1.160                  49,087
                                                                                       2.486                  53,670
                                                                                       1.956                  59,079
                                                                                       1.547                  18,275
                                                                                       1.230                   5,761

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 2013   1.502
                                                                                  2012   1.287
                                                                                  2011   1.459
                                                                                  2010   1.363
                                                                                  2009   1.008
                                                                                  2008   1.712
                                                                                  2007   1.503
                                                                                  2006   1.253
                                                                                  2005   1.153
                                                                                  2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.206
                                                                                  2005   1.122
                                                                                  2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   1.957
                                                                                  2005   1.957
                                                                                  2004   1.823
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.127
                                                                                  2005   1.060
                                                                                  2004   0.992
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
                                                                                  2007   1.069
                                                                                  2006   0.956
                                                                                  2005   0.864
                                                                                  2004   0.727
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
                                                                                  2007   0.938
                                                                                  2006   0.805
                                                                                  2005   0.773
                                                                                  2004   0.749
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.153
                                                                                  2005   1.123
                                                                                  2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.968
                                                                                  2006   0.913
                                                                                  2005   0.870
                                                                                  2004   0.857
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
                                                                                  2006   0.998
                                                                                  2005   0.906
                                                                                  2004   0.835



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 1.823                 33,373
                                                                                  1.502                 29,663
                                                                                  1.287                 86,855
                                                                                  1.459                 90,670
                                                                                  1.363                 78,947
                                                                                  1.008                 74,098
                                                                                  1.712                 54,244
                                                                                  1.503                 61,918
                                                                                  1.253                 43,325
                                                                                  1.153                  6,608
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 1.450                     --
                                                                                  1.206                 28,503
                                                                                  1.122                  8,964
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2.003                     --
                                                                                  1.957                100,315
                                                                                  1.957                138,305
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 1.165                     --
                                                                                  1.127                 81,014
                                                                                  1.060                 65,970
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
                                                                                  1.284                129,806
                                                                                  1.069                101,889
                                                                                  0.956                 83,501
                                                                                  0.864                 61,510
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
                                                                                  1.012                118,666
                                                                                  0.938                 99,991
                                                                                  0.805                 77,901
                                                                                  0.773                 67,791
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.297                     --
                                                                                  1.153                  1,394
                                                                                  1.123                     --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.031                     --
                                                                                  0.968                 35,386
                                                                                  0.913                 28,786
                                                                                  0.870                 20,968
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
                                                                                  1.072                 63,436
                                                                                  0.998                 52,977
                                                                                  0.906                 39,325

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2013   1.205
                                                                                 2012   1.062
                                                                                 2011   1.147
                                                                                 2010   0.997
                                                                                 2009   0.781
                                                                                 2008   1.247
                                                                                 2007   1.247
                                                                                 2006   1.082
                                                                                 2005   1.046
                                                                                 2004   0.979
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.368
                                                                                 2012   1.195
                                                                                 2011   1.180
                                                                                 2010   1.061
                                                                                 2009   0.880
                                                                                 2008   1.262
                                                                                 2007   1.179
                                                                                 2006   1.041
                                                                                 2005   1.011
                                                                                 2004   0.941
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.919
                                                                                 2010   0.832
                                                                                 2009   0.690
                                                                                 2008   0.979
                                                                                 2007   0.932
                                                                                 2006   0.800
                                                                                 2005   0.813
                                                                                 2004   0.796
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.500
                                                                                 2012   1.331
                                                                                 2011   1.250
                                                                                 2010   1.128
                                                                                 2009   0.930
                                                                                 2008   1.449
                                                                                 2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2013   1.762
                                                                                 2012   1.483
                                                                                 2011   1.512
                                                                                 2010   1.395
                                                                                 2009   0.993
                                                                                 2008   1.604
                                                                                 2007   1.543
                                                                                 2006   1.494
                                                                                 2005   1.439
                                                                                 2004   1.452
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
                                                                                 2006   1.624
                                                                                 2005   1.544
                                                                                 2004   1.418
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.572
                                                                                 2012   1.333
                                                                                 2011   1.332
                                                                                 2010   1.078
                                                                                 2009   0.765
                                                                                 2008   1.307
                                                                                 2007   1.204
                                                                                 2006   1.082
                                                                                 2005   1.045
                                                                                 2004   0.919
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.663
                                                                                 2008   1.074
                                                                                 2007   1.037
                                                                                 2006   0.913
                                                                                 2005   0.887
                                                                                 2004   0.815



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 1.573                235,882
                                                                                 1.205                233,310
                                                                                 1.062                238,079
                                                                                 1.147                226,004
                                                                                 0.997                249,234
                                                                                 0.781                254,177
                                                                                 1.247                268,175
                                                                                 1.247                 77,149
                                                                                 1.082                 65,171
                                                                                 1.046                 50,470
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 1.755                 13,835
                                                                                 1.368                 12,209
                                                                                 1.195                 10,802
                                                                                 1.180                  9,949
                                                                                 1.061                  9,833
                                                                                 0.880                 18,070
                                                                                 1.262                 33,910
                                                                                 1.179                 35,956
                                                                                 1.041                 31,724
                                                                                 1.011                 25,228
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 0.999                     --
                                                                                 0.919                 91,051
                                                                                 0.832                 83,702
                                                                                 0.690                 99,041
                                                                                 0.979                 98,986
                                                                                 0.932                 89,784
                                                                                 0.800                 76,474
                                                                                 0.813                 59,784
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 1.865                121,088
                                                                                 1.500                 92,498
                                                                                 1.331                116,186
                                                                                 1.250                 39,025
                                                                                 1.128                 42,471
                                                                                 0.930                 39,244
                                                                                 1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2.397                 61,057
                                                                                 1.762                 59,038
                                                                                 1.483                 62,707
                                                                                 1.512                 81,645
                                                                                 1.395                 96,714
                                                                                 0.993                 92,139
                                                                                 1.604                 91,748
                                                                                 1.543                 80,092
                                                                                 1.494                 89,255
                                                                                 1.439                120,657
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
                                                                                 1.896                 99,277
                                                                                 1.624                100,824
                                                                                 1.544                105,464
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.281                 49,415
                                                                                 1.572                 40,878
                                                                                 1.333                 38,525
                                                                                 1.332                 39,688
                                                                                 1.078                 68,765
                                                                                 0.765                 58,207
                                                                                 1.307                 70,682
                                                                                 1.204                 26,278
                                                                                 1.082                 20,740
                                                                                 1.045                 15,275
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.646                     --
                                                                                 0.663                138,819
                                                                                 1.074                116,547
                                                                                 1.037                105,163
                                                                                 0.913                353,048
                                                                                 0.887                365,342

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.028
                                                                                 2010   1.004
                                                                                 2009   0.791
                                                                                 2008   1.415
                                                                                 2007   1.349
                                                                                 2006   1.085
                                                                                 2005   0.984
                                                                                 2004   0.846
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)......... 2013   2.012
                                                                                 2012   1.841
                                                                                 2011   1.865
                                                                                 2010   1.685
                                                                                 2009   1.390
                                                                                 2008   1.882
                                                                                 2007   1.720
                                                                                 2006   1.618
                                                                                 2005   1.570
                                                                                 2004   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.008
                                                                                 2010   0.935
                                                                                 2009   0.807
                                                                                 2008   1.037
                                                                                 2007   1.036
                                                                                 2006   1.009
                                                                                 2005   0.998
                                                                                 2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2013   2.156
                                                                                 2012   1.853
                                                                                 2011   1.833
                                                                                 2010   1.592
                                                                                 2009   1.009
                                                                                 2008   1.460
                                                                                 2007   1.474
                                                                                 2006   1.346
                                                                                 2005   1.329
                                                                                 2004   1.219
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.293
                                                                                 2009   1.307
                                                                                 2008   1.291
                                                                                 2007   1.247
                                                                                 2006   1.207
                                                                                 2005   1.189
                                                                                 2004   1.194
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2007   2.106
                                                                                 2006   1.806
                                                                                 2005   1.759
                                                                                 2004   1.645
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 2007   1.404
                                                                                 2006   1.264
                                                                                 2005   1.239
                                                                                 2004   1.154
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 2007   1.780
                                                                                 2006   1.525
                                                                                 2005   1.451
                                                                                 2004   1.328
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 2007   1.281
                                                                                 2006   1.149
                                                                                 2005   1.110
                                                                                 2004   0.973
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 2007   1.306
                                                                                 2006   1.128
                                                                                 2005   1.107
                                                                                 2004   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.107                     --
                                                                                 1.028                120,547
                                                                                 1.004                117,401
                                                                                 0.791                116,334
                                                                                 1.415                108,407
                                                                                 1.349                 98,761
                                                                                 1.085                127,139
                                                                                 0.984                139,310
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)......... 2.357                315,666
                                                                                 2.012                314,990
                                                                                 1.841                319,925
                                                                                 1.865                659,896
                                                                                 1.685                680,013
                                                                                 1.390                679,310
                                                                                 1.882                769,082
                                                                                 1.720                757,675
                                                                                 1.618                716,575
                                                                                 1.570                657,162
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.997                     --
                                                                                 1.008                     --
                                                                                 0.935                     --
                                                                                 0.807                     --
                                                                                 1.037                     --
                                                                                 1.036                     --
                                                                                 1.009                     --
                                                                                 0.998                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2.324                 40,612
                                                                                 2.156                 30,343
                                                                                 1.853                 28,211
                                                                                 1.833                 28,165
                                                                                 1.592                 28,625
                                                                                 1.009                 25,296
                                                                                 1.460                 34,413
                                                                                 1.474                 76,861
                                                                                 1.346                 77,954
                                                                                 1.329                 98,700
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.288                     --
                                                                                 1.293                797,136
                                                                                 1.307                721,587
                                                                                 1.291                475,987
                                                                                 1.247                576,158
                                                                                 1.207                568,405
                                                                                 1.189                620,598
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2.212                     --
                                                                                 2.106                 98,927
                                                                                 1.806                112,801
                                                                                 1.759                113,026
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 1.446                     --
                                                                                 1.404                 50,357
                                                                                 1.264                 47,333
                                                                                 1.239                 57,649
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 1.873                     --
                                                                                 1.780                 96,421
                                                                                 1.525                101,024
                                                                                 1.451                260,880
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 1.368                     --
                                                                                 1.281                 20,231
                                                                                 1.149                 16,271
                                                                                 1.110                 10,172
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 1.359                     --
                                                                                 1.306                    331
                                                                                 1.128                    331
                                                                                 1.107                     --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 2007   1.374
                                                                                      2006   1.240
                                                                                      2005   1.161
                                                                                      2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 2006   1.845
                                                                                      2005   1.800
                                                                                      2004   1.666
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.445
                                                                                      2007   2.335
                                                                                      2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2013   2.124
                                                                                      2012   1.841
                                                                                      2011   1.817
                                                                                      2010   1.584
                                                                                      2009   1.089
                                                                                      2008   1.454
                                                                                      2007   1.433
                                                                                      2006   1.357
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.365
                                                                                      2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.287
                                                                                      2012   1.148
                                                                                      2011   1.161
                                                                                      2010   1.045
                                                                                      2009   0.888
                                                                                      2008   1.435
                                                                                      2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.058
                                                                                      2012   0.849
                                                                                      2011   0.908
                                                                                      2010   0.791
                                                                                      2009   0.593
                                                                                      2008   1.028
                                                                                      2007   1.223
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.787
                                                                                      2012   2.299
                                                                                      2011   2.513
                                                                                      2010   2.321
                                                                                      2009   1.642
                                                                                      2008   2.861
                                                                                      2007   2.221
                                                                                      2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.913
                                                                                      2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 1.516                      --
                                                                                      1.374                     151
                                                                                      1.240                     151
                                                                                      1.161                      --
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 1.906                      --
                                                                                      1.845                 403,436
                                                                                      1.800                 550,241
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.359                      --
                                                                                      2.445                  85,888
                                                                                      2.335                  92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2.304                 148,930
                                                                                      2.124                 148,831
                                                                                      1.841                 152,276
                                                                                      1.817                 184,386
                                                                                      1.584                 185,304
                                                                                      1.089                 181,264
                                                                                      1.454                 178,313
                                                                                      1.433                      --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.433                      --
                                                                                      1.365                  14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.704                  31,757
                                                                                      1.287                  25,085
                                                                                      1.148                  31,214
                                                                                      1.161                  28,934
                                                                                      1.045                  26,056
                                                                                      0.888                  23,421
                                                                                      1.435                  19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.084                 178,324
                                                                                      1.058                 165,001
                                                                                      0.849                 214,722
                                                                                      0.908                 263,805
                                                                                      0.791                 243,514
                                                                                      0.593                 248,206
                                                                                      1.028                 213,355
                                                                                      1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.552                 625,958
                                                                                      2.787                 699,447
                                                                                      2.299                 859,758
                                                                                      2.513               1,131,047
                                                                                      2.321               1,277,230
                                                                                      1.642               1,430,148
                                                                                      2.861               1,471,307
                                                                                      2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.313                  42,409
                                                                                      0.913                  20,207
                                                                                      0.779                  22,183
                                                                                      0.763                   6,496
                                                                                      0.625                   3,644
                                                                                      0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.257                 384,231
                                                                                      1.074                  41,987
                                                                                      0.959                  25,097
                                                                                      0.992                  75,423
                                                                                      0.896                  66,385
                                                                                      0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.257                 531,216
                                                                                      1.017                  45,760
                                                                                      0.888                  28,125
                                                                                      0.944                  43,396
                                                                                      0.843                  24,672
                                                                                      0.637                   3,272

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.562
                                                                                      2012   1.222
                                                                                      2011   1.440
                                                                                      2010   1.250
                                                                                      2009   0.815
                                                                                      2008   1.392
                                                                                      2007   1.422
                                                                                      2006   1.288
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.691
                                                                                      2012   1.445
                                                                                      2011   1.486
                                                                                      2010   1.310
                                                                                      2009   1.048
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).............................. 2013   1.374
                                                                                      2012   1.214
                                                                                      2011   1.277
                                                                                      2010   1.030
                                                                                      2009   0.825
                                                                                      2008   1.365
                                                                                      2007   1.500
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2013   1.485
                                                                                      2012   1.270
                                                                                      2011   1.297
                                                                                      2010   1.039
                                                                                      2009   0.784
                                                                                      2008   1.294
                                                                                      2007   1.177
                                                                                      2006   1.183
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 2013   1.214
                                                                                      2012   1.064
                                                                                      2011   1.199
                                                                                      2010   1.016
                                                                                      2009   0.798
                                                                                      2008   1.080
                                                                                      2007   1.105
                                                                                      2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   1.563
                                                                                      2008   2.118
                                                                                      2007   2.018
                                                                                      2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.671
                                                                                      2010   0.634
                                                                                      2009   0.465
                                                                                      2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 2013   3.429
                                                                                      2012   2.963
                                                                                      2011   3.040
                                                                                      2010   2.516
                                                                                      2009   1.808
                                                                                      2008   3.007
                                                                                      2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2013   2.359
                                                                                      2012   2.112
                                                                                      2011   2.041
                                                                                      2010   1.827
                                                                                      2009   1.350
                                                                                      2008   1.676
                                                                                      2007   1.589
                                                                                      2006   1.513
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 2009   0.617
                                                                                      2008   1.090
                                                                                      2007   0.987
                                                                                      2006   0.997



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.233                271,055
                                                                                      1.100                 39,818
                                                                                      1.006                 32,628
                                                                                      1.017                 26,388
                                                                                      0.937                 15,010
                                                                                      0.770                    145
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.017                108,631
                                                                                      1.562                 82,735
                                                                                      1.222                 61,776
                                                                                      1.440                 56,897
                                                                                      1.250                 42,289
                                                                                      0.815                 36,665
                                                                                      1.392                 29,024
                                                                                      1.422                 17,364
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2.260                 42,176
                                                                                      1.691                 38,986
                                                                                      1.445                 34,231
                                                                                      1.486                 29,316
                                                                                      1.310                 27,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).............................. 1.767                 34,761
                                                                                      1.374                 21,182
                                                                                      1.214                 16,045
                                                                                      1.277                 12,960
                                                                                      1.030                  5,966
                                                                                      0.825                  3,087
                                                                                      1.365                  1,316
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2.060                  4,802
                                                                                      1.485                  4,547
                                                                                      1.270                  3,694
                                                                                      1.297                  4,360
                                                                                      1.039                  3,637
                                                                                      0.784                  5,046
                                                                                      1.294                     --
                                                                                      1.177                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 1.597                 14,271
                                                                                      1.214                 11,860
                                                                                      1.064                 12,151
                                                                                      1.199                 12,115
                                                                                      1.016                 10,625
                                                                                      0.798                 10,544
                                                                                      1.080                     --
                                                                                      1.105                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 1.548                     --
                                                                                      1.563                328,174
                                                                                      2.118                315,159
                                                                                      2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.714                     --
                                                                                      0.671                  2,362
                                                                                      0.634                  2,277
                                                                                      0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 3.972                271,724
                                                                                      3.429                315,831
                                                                                      2.963                406,829
                                                                                      3.040                494,426
                                                                                      2.516                570,598
                                                                                      1.808                617,505
                                                                                      3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2.519                  9,018
                                                                                      2.359                  7,210
                                                                                      2.112                  8,728
                                                                                      2.041                 15,352
                                                                                      1.827                 12,783
                                                                                      1.350                 14,697
                                                                                      1.676                  9,769
                                                                                      1.589                  9,399
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 0.587                     --
                                                                                      0.617                 30,150
                                                                                      1.090                 32,511
                                                                                      0.987                 40,412

GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............. 2013    1.040           1.330                265,628
                                                                           2012    0.903           1.040                258,006
                                                                           2011    1.053           0.903                254,455
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 2013   10.803          11.303                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).......... 2013    3.272           3.074                 25,381
                                                                           2012    2.783           3.272                 13,368
                                                                           2011    3.456           2.783                 11,908
                                                                           2010    2.824           3.456                 15,231
                                                                           2009    1.691           2.824                 12,933
                                                                           2008    3.840           1.691                 17,589
                                                                           2007    3.041           3.840                 17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2013    1.325           1.560                 64,389
                                                                           2012    1.151           1.325                 72,131
                                                                           2011    1.306           1.151                 84,500
                                                                           2010    1.187           1.306                 67,115
                                                                           2009    0.914           1.187                 76,705
                                                                           2008    1.607           0.914                 85,883
                                                                           2007    1.527           1.607                 55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................. 2013    2.398           2.601                     --
                                                                           2012    2.301           2.398                 75,156
                                                                           2011    2.457           2.301                 75,624
                                                                           2010    2.019           2.457                 83,337
                                                                           2009    1.492           2.019                100,690
                                                                           2008    1.085           1.492                100,242
                                                                           2007    1.222           1.085                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2013    1.012           1.389                 51,655
                                                                           2012    0.938           1.012                 40,501
                                                                           2011    1.021           0.938                 46,266
                                                                           2010    0.783           1.021                 45,006
                                                                           2009    0.504           0.783                 43,628
                                                                           2008    0.907           0.504                 36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012    0.850           0.956                     --
                                                                           2011    0.870           0.850              1,216,956
                                                                           2010    0.803           0.870              1,393,892
                                                                           2009    0.565           0.803              1,500,889
                                                                           2008    1.007           0.565              1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............. 2013    1.126           1.417                501,373
                                                                           2012    0.939           1.126                549,562
                                                                           2011    1.037           0.939                730,186
                                                                           2010    0.904           1.037              1,097,209
                                                                           2009    0.652           0.904              1,526,194
                                                                           2008    1.108           0.652              1,630,843
                                                                           2007    1.055           1.108              1,593,176
                                                                           2006    0.996           1.055              1,844,071
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2013    1.106           1.388                 58,801
                                                                           2012    0.925           1.106                 47,746
                                                                           2011    1.023           0.925                 45,722
                                                                           2010    0.894           1.023                 41,501
                                                                           2009    0.648           0.894                 37,899
                                                                           2008    1.104           0.648                 37,390
                                                                           2007    1.053           1.104                 24,182
                                                                           2006    0.996           1.053                  3,827
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).......... 2013    1.472           1.323                  9,209
                                                                           2012    1.364           1.472                  5,411
                                                                           2011    1.240           1.364                  1,650
                                                                           2010    1.163           1.240                  8,354
                                                                           2009    0.995           1.163                  2,466
                                                                           2008    1.080           0.995                     --
                                                                           2007    1.018           1.080                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2013    1.903           1.843                294,287
                                                                           2012    1.765           1.903                342,357
                                                                           2011    1.733           1.765                380,614
                                                                           2010    1.623           1.733                382,898
                                                                           2009    1.453           1.623                327,323

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013    1.502
                                                                            2012    1.376
                                                                            2011    1.460
                                                                            2010    1.273
                                                                            2009    1.041
                                                                            2008    1.570
                                                                            2007    1.515
                                                                            2006    1.406
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.118
                                                                            2006    1.060
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.395
                                                                            2012    2.174
                                                                            2011    2.125
                                                                            2010    1.920
                                                                            2009    1.461
                                                                            2008    1.658
                                                                            2007    1.576
                                                                            2006    1.518
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 2013   10.216
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.038
                                                                            2012    0.892
                                                                            2011    0.941
                                                                            2010    0.815
                                                                            2009    0.697
                                                                            2008    1.108
                                                                            2007    1.080
                                                                            2006    1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.358
                                                                            2012    1.166
                                                                            2011    1.298
                                                                            2010    1.097
                                                                            2009    0.879
                                                                            2008    1.269
                                                                            2007    1.325
                                                                            2006    1.297
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.641
                                                                            2006    1.593
                                                                            2005    1.581
                                                                            2004    1.531
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.862
                                                                            2006    1.491
                                                                            2005    1.318
                                                                            2004    1.162
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.348
                                                                            2006    1.213
                                                                            2005    1.152
                                                                            2004    1.061
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.775
                                                                            2006    1.582
                                                                            2005    1.494
                                                                            2004    1.317
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.122
                                                                            2012    2.069
                                                                            2011    1.949
                                                                            2010    1.862
                                                                            2009    1.794
                                                                            2008    1.715
                                                                            2007    1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013    1.828
                                                                            2012    1.723
                                                                            2011    1.638
                                                                            2010    1.531
                                                                            2009    1.417
                                                                            2008    1.487
                                                                            2007    1.417
                                                                            2006    1.361



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06).............................  1.972               162,487
                                                                             1.502               158,327
                                                                             1.376               168,628
                                                                             1.460               164,021
                                                                             1.273               157,246
                                                                             1.041                69,902
                                                                             1.570                65,572
                                                                             1.515                51,249
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................  1.236                    --
                                                                             1.118                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................  2.401                83,835
                                                                             2.395                51,624
                                                                             2.174                59,778
                                                                             2.125                74,688
                                                                             1.920                93,983
                                                                             1.461                92,649
                                                                             1.658                85,230
                                                                             1.576                87,171
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 10.761                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *..........  1.371               100,867
                                                                             1.038                74,605
                                                                             0.892                58,415
                                                                             0.941                52,391
                                                                             0.815                50,742
                                                                             0.697                51,170
                                                                             1.108                66,852
                                                                             1.080                52,799
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *..........  1.776               117,899
                                                                             1.358               113,154
                                                                             1.166               133,300
                                                                             1.298               151,085
                                                                             1.097               143,498
                                                                             0.879               185,616
                                                                             1.269               152,474
                                                                             1.325                   305
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)..........  1.693                    --
                                                                             1.641               144,941
                                                                             1.593               171,443
                                                                             1.581               387,341
 MetLife Investment International Stock Subaccount (Class I) (3/97)........  1.998                    --
                                                                             1.862                88,285
                                                                             1.491               120,444
                                                                             1.318               202,492
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96).......  1.408                    --
                                                                             1.348               325,586
                                                                             1.213               362,097
                                                                             1.152               560,256
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96).......  1.773                    --
                                                                             1.775               167,102
                                                                             1.582               160,201
                                                                             1.494               228,047
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *..........  2.046               103,637
                                                                             2.122                97,107
                                                                             2.069                94,698
                                                                             1.949                87,113
                                                                             1.862                74,362
                                                                             1.794                61,878
                                                                             1.715                70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).....................  1.791               157,458
                                                                             1.828               149,848
                                                                             1.723               172,061
                                                                             1.638               200,641
                                                                             1.531               276,815
                                                                             1.417               253,364
                                                                             1.487               280,087
                                                                             1.417               263,661

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.214           1.609                 470,785
                                                                        2012   1.076           1.214                 484,756
                                                                        2011   1.197           1.076                 511,043
                                                                        2010   1.012           1.197                 522,827
                                                                        2009   0.802           1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027           2.110                      --
                                                                        2008   3.130           2.027                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   1.846           2.197                 355,932
                                                                        2012   1.664           1.846                 430,541
                                                                        2011   1.624           1.664                 459,023
                                                                        2010   1.501           1.624                 573,368
                                                                        2009   1.296           1.501                 739,755
                                                                        2008   1.746           1.296                 355,777
                                                                        2007   1.729           1.746                 349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.262           1.641                  10,872
                                                                        2012   1.122           1.262                   3,983
                                                                        2011   1.114           1.122                   2,090
                                                                        2010   1.036           1.114                      --
                                                                        2009   0.945           1.036                      --
                                                                        2008   1.384           0.945                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.177           1.162                  72,962
                                                                        2012   1.193           1.177                  97,700
                                                                        2011   1.208           1.193                 101,778
                                                                        2010   1.224           1.208                  82,960
                                                                        2009   1.235           1.224                  59,817
                                                                        2008   1.216           1.235                  69,646
                                                                        2007   1.173           1.216                  47,204
                                                                        2006   1.145           1.173                  29,607
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.643           0.636                      --
                                                                        2008   1.089           0.643                 128,473
                                                                        2007   1.148           1.089                 109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.188           1.568                 454,461
                                                                        2012   1.067           1.188                 443,884
                                                                        2011   1.126           1.067                 410,888
                                                                        2010   1.019           1.126                 423,913
                                                                        2009   0.782           1.019                 417,916
                                                                        2008   1.264           0.782                 408,659
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.747           0.781                      --
                                                                        2008   1.372           0.747                 588,245
                                                                        2007   1.337           1.372                 544,538
                                                                        2006   1.317           1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.426           1.571                      --
                                                                        2012   1.249           1.426                 246,063
                                                                        2011   1.350           1.249                 226,609
                                                                        2010   1.195           1.350                 223,988
                                                                        2009   0.995           1.195                 194,083
                                                                        2008   1.652           0.995                 198,176
                                                                        2007   1.608           1.652                 196,448
                                                                        2006   1.564           1.608                 201,863
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.444           1.890                 184,222
                                                                        2012   1.319           1.444                 211,548
                                                                        2011   1.380           1.319                 198,483
                                                                        2010   1.213           1.380                 213,606
                                                                        2009   0.824           1.213                 209,357
                                                                        2008   1.538           0.824                 214,108
                                                                        2007   1.294           1.538                 197,240
                                                                        2006   1.323           1.294                 209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.919           1.244               1,020,172
                                                                        2012   0.950           0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.844           0.962                      --
                                                                        2011   0.853           0.844                  39,416
                                                                        2010   0.776           0.853                  59,441
                                                                        2009   0.563           0.776                  59,653
                                                                        2008   0.849           0.563                  65,120

                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.974
                                                                                    2010    0.853
                                                                                    2009    0.657
                                                                                    2008    1.118
                                                                                    2007    1.097
                                                                                    2006    1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.313
                                                                                    2012    1.219
                                                                                    2011    1.196
                                                                                    2010    1.101
                                                                                    2009    0.925
                                                                                    2008    1.095
                                                                                    2007    1.051
                                                                                    2006    1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.262
                                                                                    2012    1.147
                                                                                    2011    1.150
                                                                                    2010    1.044
                                                                                    2009    0.856
                                                                                    2008    1.105
                                                                                    2007    1.069
                                                                                    2006    1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   21.771
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.196
                                                                                    2012    1.070
                                                                                    2011    1.099
                                                                                    2010    0.984
                                                                                    2009    0.788
                                                                                    2008    1.118
                                                                                    2007    1.086
                                                                                    2006    1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.130
                                                                                    2012    0.992
                                                                                    2011    1.045
                                                                                    2010    0.923
                                                                                    2009    0.724
                                                                                    2008    1.131
                                                                                    2007    1.103
                                                                                    2006    1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.161
                                                                                    2012    1.891
                                                                                    2011    1.881
                                                                                    2010    1.659
                                                                                    2009    1.331
                                                                                    2008    2.144
                                                                                    2007    2.161
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013    2.339
                                                                                    2012    2.128
                                                                                    2011    2.109
                                                                                    2010    1.945
                                                                                    2009    1.665
                                                                                    2008    2.171
                                                                                    2007    2.111
                                                                                    2006    1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013    1.503
                                                                                    2012    1.306
                                                                                    2011    1.312
                                                                                    2010    1.193
                                                                                    2009    1.000
                                                                                    2008    1.501
                                                                                    2007    1.413
                                                                                    2006    1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................. 2013    1.540
                                                                                    2012    1.319
                                                                                    2011    1.527
                                                                                    2010    1.430
                                                                                    2009    1.126
                                                                                    2008    1.969
                                                                                    2007    2.017



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).....................  1.057                     --
                                                                                     0.974                297,464
                                                                                     0.853                235,664
                                                                                     0.657                230,643
                                                                                     1.118                182,529
                                                                                     1.097                 35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)...................  1.352                400,895
                                                                                     1.313                487,443
                                                                                     1.219                416,019
                                                                                     1.196                351,068
                                                                                     1.101                332,614
                                                                                     0.925                 59,992
                                                                                     1.095                 36,688
                                                                                     1.051                    384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06).......  1.382                498,423
                                                                                     1.262                476,914
                                                                                     1.147                313,840
                                                                                     1.150                265,434
                                                                                     1.044                142,450
                                                                                     0.856                102,061
                                                                                     1.105                 71,310
                                                                                     1.069                  8,556
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 25.366                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).......................  1.393              1,759,331
                                                                                     1.196              1,496,215
                                                                                     1.070              1,453,446
                                                                                     1.099              2,025,755
                                                                                     0.984              1,525,132
                                                                                     0.788                853,929
                                                                                     1.118                518,236
                                                                                     1.086                 27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06).........  1.387                352,449
                                                                                     1.130                253,815
                                                                                     0.992                221,593
                                                                                     1.045                195,363
                                                                                     0.923                128,468
                                                                                     0.724                 88,977
                                                                                     1.131                 49,754
                                                                                     1.103                 28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............................  2.817                771,828
                                                                                     2.161                735,441
                                                                                     1.891                891,119
                                                                                     1.881              1,554,435
                                                                                     1.659              1,822,506
                                                                                     1.331              1,837,935
                                                                                     2.144              1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)...............................  2.741                592,698
                                                                                     2.339                604,644
                                                                                     2.128                664,709
                                                                                     2.109                769,355
                                                                                     1.945                804,617
                                                                                     1.665                837,337
                                                                                     2.171                807,111
                                                                                     2.111                760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06)......................................  2.014                247,754
                                                                                     1.503                  2,442
                                                                                     1.306                 15,183
                                                                                     1.312                 15,688
                                                                                     1.193                  2,671
                                                                                     1.000                  2,953
                                                                                     1.501                  2,337
                                                                                     1.413                    511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.............................  1.853                 49,477
                                                                                     1.540                 51,778
                                                                                     1.319                 54,300
                                                                                     1.527                 66,861
                                                                                     1.430                 69,826
                                                                                     1.126                 58,762
                                                                                     1.969                 53,552

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   1.957
                                                                                   2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.630
                                                                                   2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.098
                                                                                   2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.134
                                                                                   2005   1.116
                                                                                   2004   1.119
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.122
                                                                                   2005   1.075
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.993
                                                                                   2006   0.999
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.401
                                                                                   2008   1.355
                                                                                   2007   1.262
                                                                                   2006   1.231
                                                                                   2005   1.218
                                                                                   2004   1.176
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   0.980
                                                                                   2007   0.900
                                                                                   2006   0.821
                                                                                   2005   0.775
                                                                                   2004   0.730
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.417
                                                                                   2006   1.124
                                                                                   2005   1.015
                                                                                   2004   0.885
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.978
                                                                                   2006   1.708
                                                                                   2005   1.617
                                                                                   2004   1.298
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.936
                                                                                   2005   0.872
                                                                                   2004   0.829



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.278                 72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.676                 69,787
                                                                                   1.957                 66,734
                                                                                   1.704                 76,687
                                                                                   1.800                102,370
                                                                                   1.437                120,346
                                                                                   1.155                118,331
                                                                                   1.760                114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.233                 33,363
                                                                                   1.630                 24,842
                                                                                   1.392                 17,990
                                                                                   1.429                 15,781
                                                                                   1.240                 11,048
                                                                                   0.878                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.986                149,571
                                                                                   2.098                143,990
                                                                                   1.834                157,641
                                                                                   1.831                176,999
                                                                                   1.378                163,816
                                                                                   1.007                171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                     --
                                                                                   2.132                115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.948                195,372
                                                                                   1.985                200,692
                                                                                   1.942                205,750
                                                                                   1.862                212,057
                                                                                   1.780                238,592
                                                                                   1.726                250,086
                                                                                   1.752                244,047
                                                                                   1.699                250,537
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.145                     --
                                                                                   1.134                 22,097
                                                                                   1.116                 31,686
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.186                     --
                                                                                   1.122                    925
                                                                                   1.075                  1,172
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.014                     --
                                                                                   0.993                     --
                                                                                   0.999                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.449                     --
                                                                                   1.401                260,317
                                                                                   1.355                131,730
                                                                                   1.262                188,291
                                                                                   1.231                176,667
                                                                                   1.218                 99,924
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 0.910                     --
                                                                                   0.980                 24,709
                                                                                   0.900                 21,340
                                                                                   0.821                 18,531
                                                                                   0.775                 16,954
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.535                     --
                                                                                   1.417                 46,362
                                                                                   1.124                 41,099
                                                                                   1.015                 38,089
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2.114                     --
                                                                                   1.978                112,489
                                                                                   1.708                 87,228
                                                                                   1.617                 99,131
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 0.997                     --
                                                                                   0.936                 33,734
                                                                                   0.872                 33,691

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.418           1.513                     --
                                                                          2005   1.432           1.418                  8,176
                                                                          2004   1.364           1.432                  8,581
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.239           2.448                     --
                                                                          2005   2.017           2.239                 94,671
                                                                          2004   1.755           2.017                188,652
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.487           1.564                     --
                                                                          2005   1.442           1.487                185,477
                                                                          2004   1.330           1.442                303,955
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.322           1.357                     --
                                                                          2005   1.306           1.322                     --
                                                                          2004   1.199           1.306                 15,012
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.528           1.584                     --
                                                                          2005   1.470           1.528                 19,053
                                                                          2004   1.347           1.470                 30,999
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.276           1.317                     --
                                                                          2005   1.190           1.276                181,605
                                                                          2004   1.132           1.190                190,428
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.211           1.287                     --
                                                                          2005   1.095           1.211                 11,733
                                                                          2004   0.957           1.095                 26,198
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)....................... 2006   1.249           1.323                     --
                                                                          2005   1.228           1.249                192,771
                                                                          2004   1.090           1.228                229,344
 Travelers MFS(R) Total Return Subaccount (3/97)......................... 2006   1.907           1.971                     --
                                                                          2005   1.877           1.907                696,378
                                                                          2004   1.706           1.877                728,163
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.180           1.276                     --
                                                                          2005   1.123           1.180                  3,791
                                                                          2004   1.000           1.123                     --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.120           1.288                     --
                                                                          2005   1.036           1.120                 20,031
                                                                          2004   0.907           1.036                 33,953
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.324           1.406                     --
                                                                          2005   1.265           1.324                 74,740
                                                                          2004   1.153           1.265                 82,200
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.006           1.060                     --
                                                                          2005   1.000           1.006                     --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.501           1.518                     --
                                                                          2005   1.467           1.501                140,375
                                                                          2004   1.340           1.467                119,798
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.373           1.361                     --
                                                                          2005   1.368           1.373                237,104
                                                                          2004   1.342           1.368                264,155
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.462           1.527                     --
                                                                          2005   1.452           1.462                368,572
                                                                          2004   1.334           1.452                445,637
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.027           1.183                     --
                                                                          2005   1.000           1.027                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.035                     --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.698           1.638                     --
                                                                          2005   1.649           1.698                317,572
                                                                          2004   1.574           1.649                343,548
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.044           1.014                     --
                                                                          2008   1.648           1.044                 27,906
                                                                          2007   1.709           1.648                 26,405
                                                                          2006   1.492           1.709                 24,870
                                                                          2005   1.452           1.492                 27,721
                                                                          2004   1.253           1.452                 23,081

                         GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.562           0.577                    --
                                                                2008   1.000           0.562                34,977
                                                                2007   0.901           1.000                48,019
                                                                2006   0.855           0.901                54,019
                                                                2005   0.803           0.855                46,501
                                                                2004   0.784           0.803                35,761
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2013   2.145           2.430                14,089
                                                                2012   1.906           2.145                11,510
                                                                2011   2.082           1.906                12,686
                                                                2010   1.799           2.082                12,521
                                                                2009   1.138           1.799                12,850
                                                                2008   2.079           1.138                 9,344
                                                                2007   2.121           2.079                 9,954
                                                                2006   1.857           2.121                18,371
                                                                2005   1.615           1.857                16,116
                                                                2004   1.401           1.615                12,301


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a name change, merger or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                        FORMER NAME                                               NEW NAME
---------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -            Templeton Developing Markets VIP Fund - Class 2
  Class 2
 Templeton Foreign Securities Fund - Class 2               Templeton Foreign VIP Fund - Class 2
MET INVESTORS SERIES TRUST                                 MET INVESTORS SERIES TRUST
 Blackrock Large Cap Core Portfolio - Class E              WMC Large Cap Research Portfolio - Class E
 Janus Forty Portfolio - Class A                           ClearBridge Aggressive Growth Portfolio II - Class A
 MetLife Aggressive Strategy Portfolio - Class B           MetLife Asset Allocation 100 Portfolio - Class B
 Lord Abbett Mid Cap Value Portfolio - Class B             Invesco Mid Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                   METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio - Class A                 WMC Balanced Portfolio - Class A
 MetLife Conservative Allocation Portfolio - Class B       MetLife Asset Allocation 20 Portfolio - Class B
 MetLife Conservative to Moderate Allocation Portfolio -   MetLife Asset Allocation 40 Portfolio - Class B
  Class B
 MetLife Moderate Allocation Portfolio - Class B           MetLife Asset Allocation 60 Portfolio - Class B
 MetLife Moderate to Aggressive Allocation Portfolio -     MetLife Asset Allocation 80 Portfolio - Class B
  Class B
 Davis Venture Value Portfolio - Class A                   WMC Core Equity Opportunities Portfolio - Class A



UNDERLYING FUND MERGERS


The former Underlying Fund was merged with and into the new Underlying Fund.




                 FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
------------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II - Class A   ClearBridge Aggressive Growth Portfolio - Class A




UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.




                  FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio - Class I   T. Rowe Price Large Cap Value Portfolio - Class E

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Distribution and Principal Underwriting Agreement


Calculation of Annuity Unit Value


Calculation of Money Market Yield

ERISA

Taxes

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Western Asset Variable High Income Portfolio

   o   Barclays Aggregate Bond Index Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%


------------

1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).

2 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.

5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 28, 2014



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

28, 2014. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and

Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by

calling 1-800-842-9406, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").



























                                                                  MIC-Book-15-16

                              TABLE OF CONTENTS


                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
SERVICES.................................................    2
PRINCIPAL UNDERWRITER....................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    3
CALCULATION OF ANNUITY UNIT VALUE........................    4
CALCULATION OF MONEY MARKET YIELD........................    4
TAXES....................................................    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    7
FINANCIAL STATEMENTS.....................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. -It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. -The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. - MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. -These mergers are expected to occur towards the end of 2014, subject to regulatory approvals. The Company is a wholly-owned subsidiary of MetLife, Inc. -(NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                                    SERVICES


FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years:



              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2013........$2,105,413
 2012........$1,856,582
 2011........$1,832,430


                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2013 is $164,046*. The amount of commissions paid to selected broker-dealer firms during 2013 is $2,396,418. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2013 is $2,560,464*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.


The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2013 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Cetera Advisor Networks LLC


There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.



                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)



                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF -- ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

            Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.



                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.


ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever You elect to:


   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:




     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $17,500                 $5,500
  401(a)                     (Employer contributions only)
  403(b) (TSA)              $17,500                 $5,500
  457(b)                    $17,500                 $5,500



Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

 The financial statements of Exeter Reassurance Company, LTD ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes other matters related to a change in Exeter's presentation of insurance liabilities and to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

             CONDENSED FINANCIAL INFORMATION -- GOLD TRACK


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.172       2.293            --
                                                                          2006   1.895       2.172            --
                                                                          2005   1.825       1.895     1,552,335
                                                                          2004   1.663       1.825     1,690,996
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.086       1.166            --
                                                                          2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.839       0.883            --
                                                                          2005   0.800       0.839        42,257
                                                                          2004   0.763       0.800        77,434
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.917       0.877            --
                                                                          2007   0.793       0.917       128,916
                                                                          2006   0.779       0.793       107,961
                                                                          2005   0.729       0.779        54,699
                                                                          2004   0.688       0.729        93,510
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2013   1.795       2.300        58,786
                                                                          2012   1.476       1.795        43,491
                                                                          2011   1.633       1.476        61,935
                                                                          2010   1.473       1.633        68,332
                                                                          2009   1.044       1.473        69,361
                                                                          2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2013   1.540       1.988        80,589
                                                                          2012   1.317       1.540       182,911
                                                                          2011   1.387       1.317       253,411
                                                                          2010   1.178       1.387       233,275
                                                                          2009   0.852       1.178       222,115
                                                                          2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2013   1.363       1.805       101,424
                                                                          2012   1.170       1.363       108,938
                                                                          2011   1.201       1.170       118,697
                                                                          2010   1.086       1.201       135,008
                                                                          2009   0.834       1.086       123,680
                                                                          2008   1.298       0.834        97,490
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.286       2.268            --
                                                                          2005   1.950       2.286     5,433,855
                                                                          2004   1.644       1.950     5,510,261
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   3.040       3.193            --
                                                                          2006   2.312       3.040       239,778
                                                                          2005   1.822       2.312       250,748
                                                                          2004   1.470       1.822       247,726
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.567       3.378            --
                                                                          2005   2.415       2.567       296,129
                                                                          2004   1.853       2.415       295,879
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.388       1.332            --
                                                                          2007   1.306       1.388     4,769,937
                                                                          2006   1.131       1.306     5,398,065
                                                                          2005   1.092       1.131     6,399,684
                                                                          2004   1.048       1.092     7,461,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.691       1.601            --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2007   1.917       1.691     1,694,486
                                                                                       2006   1.862       1.917     1,787,672
                                                                                       2005   1.774       1.862     2,255,092
                                                                                       2004   1.606       1.774     2,350,402
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.744       1.830            --
                                                                                       2006   1.638       1.744            --
                                                                                       2005   1.587       1.638     1,369,326
                                                                                       2004   1.517       1.587     1,480,270
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................. 2013   1.814       2.357       745,118
                                                                                       2012   1.575       1.814       873,350
                                                                                       2011   1.633       1.575       979,830
                                                                                       2010   1.408       1.633     1,034,999
                                                                                       2009   1.048       1.408     1,169,601
                                                                                       2008   1.842       1.048     1,169,357
                                                                                       2007   1.583       1.842     1,010,307
                                                                                       2006   1.432       1.583     1,003,656
                                                                                       2005   1.238       1.432       875,070
                                                                                       2004   1.083       1.238       840,729
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.485       2.037        38,801
                                                                                       2012   1.225       1.485        31,972
                                                                                       2011   1.270       1.225        26,834
                                                                                       2010   1.085       1.270        40,243
                                                                                       2009   0.805       1.085        39,370
                                                                                       2008   1.384       0.805        43,976
                                                                                       2007   1.307       1.384        37,548
                                                                                       2006   1.158       1.307        55,352
                                                                                       2005   0.967       1.158        33,158
                                                                                       2004   0.962       0.967        39,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.285       2.905            --
                                                                                       2012   1.964       2.285            --
                                                                                       2011   1.960       1.964            --
                                                                                       2010   1.716       1.960            --
                                                                                       2009   1.329       1.716            --
                                                                                       2008   2.335       1.329            --
                                                                                       2007   2.319       2.335            79
                                                                                       2006   1.945       2.319            79
                                                                                       2005   1.852       1.945     2,120,920
                                                                                       2004   1.674       1.852     2,302,232
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.175       2.001            --
                                                                                       2007   1.727       2.175           142
                                                                                       2006   1.629       1.727           142
                                                                                       2005   1.552       1.629     3,378,817
                                                                                       2004   1.514       1.552     3,845,340
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2013   1.838       1.932            --
                                                                                       2012   1.622       1.838            --
                                                                                       2011   1.572       1.622            --
                                                                                       2010   1.392       1.572            --
                                                                                       2009   0.975       1.392            --
                                                                                       2008   1.310       0.975            --
                                                                                       2007   1.284       1.310            --
                                                                                       2006   1.164       1.284            --
                                                                                       2005   1.142       1.164       187,401
                                                                                       2004   1.051       1.142       256,356
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................. 2013   2.486       3.350       792,885
                                                                                       2012   2.187       2.486       673,835
                                                                                       2011   2.473       2.187       824,587
                                                                                       2010   1.939       2.473       926,233
                                                                                       2009   1.399       1.939       868,005
                                                                                       2008   2.334       1.399       778,711
                                                                                       2007   2.040       2.334       682,204
                                                                                       2006   1.830       2.040       653,948
                                                                                       2005   1.563       1.830       524,518
                                                                                       2004   1.264       1.563       473,022
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2013   2.223       2.185        49,596

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.980       2.223        46,457
                                                                                  2011   2.372       1.980        40,539
                                                                                  2010   2.034       2.372        34,292
                                                                                  2009   1.188       2.034        15,493
                                                                                  2008   2.532       1.188        13,032
                                                                                  2007   1.982       2.532        63,148
                                                                                  2006   1.559       1.982        48,998
                                                                                  2005   1.234       1.559            78
                                                                                  2004   1.000       1.234            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
                                                                                  2007   1.523       1.744        47,238
                                                                                  2006   1.264       1.523        30,802
                                                                                  2005   1.156       1.264        17,385
                                                                                  2004   1.000       1.156         7,482
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.497       2.649            --
                                                                                  2006   2.073       2.497            --
                                                                                  2005   2.012       2.073       373,925
                                                                                  2004   1.750       2.012       356,823
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.147       2.517            --
                                                                                  2005   1.984       2.147     1,139,783
                                                                                  2004   1.721       1.984     1,180,397
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.049       2.101            --
                                                                                  2005   2.039       2.049       681,925
                                                                                  2004   1.890       2.039       727,263
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.153       1.195            --
                                                                                  2005   1.080       1.153       208,490
                                                                                  2004   1.005       1.080       228,246
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
                                                                                  2006   0.978       1.099       146,078
                                                                                  2005   0.880       0.978       128,612
                                                                                  2004   0.736       0.880       134,271
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
                                                                                  2004   0.759       0.787       201,672
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
                                                                                  2004   0.846       0.923     2,306,943
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2013   1.278       1.675       946,918

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.120
                                                                                           2011   1.204
                                                                                           2010   1.041
                                                                                           2009   0.811
                                                                                           2008   1.289
                                                                                           2007   1.339
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
                                                                                           2004   1.492
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
                                                                                           2004   1.455
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
                                                                                           2004   0.932
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
                                                                                           2004   0.877
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.182
                                                                                           2012   1.987
                                                                                           2011   2.003
                                                                                           2010   1.800
                                                                                           2009   1.477
                                                                                           2008   1.991
                                                                                           2007   1.810
                                                                                           2006   1.694
                                                                                           2005   1.636
                                                                                           2004   1.552
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.278       997,587
                                                                                           1.120     1,014,699
                                                                                           1.204     1,134,861
                                                                                           1.041     1,279,307
                                                                                           0.811     1,554,778
                                                                                           1.289     1,950,355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
                                                                                           1.485     1,743,036
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
                                                                                           1.593       565,592
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
                                                                                           1.064        42,130
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
                                                                                           1.026     1,767,015
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.569       261,427
                                                                                           2.182       310,965
                                                                                           1.987       357,833
                                                                                           2.003       401,515
                                                                                           1.800       470,872
                                                                                           1.477       486,894
                                                                                           1.991       552,507
                                                                                           1.810       595,003
                                                                                           1.694       755,351
                                                                                           1.636       907,516
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2010   0.965       1.045        43,466
                                                                       2009   0.828       0.965        59,069
                                                                       2008   1.059       0.828            --
                                                                       2007   1.054       1.059            --
                                                                       2006   1.020       1.054            --
                                                                       2005   1.005       1.020            --
                                                                       2004   1.001       1.005            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)......... 2013   2.337       2.532       100,217
                                                                       2012   1.999       2.337       106,077
                                                                       2011   1.968       1.999       110,910
                                                                       2010   1.701       1.968       126,578
                                                                       2009   1.072       1.701       296,572
                                                                       2008   1.543       1.072       178,560
                                                                       2007   1.551       1.543       183,374
                                                                       2006   1.409       1.551       202,593
                                                                       2005   1.384       1.409       255,339
                                                                       2004   1.263       1.384       289,938
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)........ 2010   1.382       1.378            --
                                                                       2009   1.390       1.382       126,643
                                                                       2008   1.365       1.390        84,653
                                                                       2007   1.312       1.365        56,007
                                                                       2006   1.264       1.312        67,656
                                                                       2005   1.239       1.264       480,686
                                                                       2004   1.238       1.239       467,624
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).......................... 2007   2.194       2.308            --
                                                                       2006   1.872       2.194       774,965
                                                                       2005   1.814       1.872       876,893
                                                                       2004   1.688       1.814       994,556
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).......................... 2007   1.874       1.975            --
                                                                       2006   1.597       1.874         4,956
                                                                       2005   1.512       1.597       279,796
                                                                       2004   1.378       1.512       307,347
Managed Assets Trust
 Managed Assets Trust (10/96)......................................... 2006   1.932       1.999            --
                                                                       2005   1.876       1.932     2,925,625
                                                                       2004   1.728       1.876     3,344,096
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).......... 2008   2.561       2.475            --
                                                                       2007   2.434       2.561       398,951
                                                                       2006   2.542       2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.............. 2013   2.292       2.498       275,613
                                                                       2012   1.976       2.292       272,317
                                                                       2011   1.941       1.976       276,989
                                                                       2010   1.683       1.941       419,238
                                                                       2009   1.152       1.683       438,838
                                                                       2008   1.530       1.152       494,734
                                                                       2007   1.563       1.530       582,243
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............ 2007   1.423       1.496            --
                                                                       2006   1.336       1.423       478,768
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............ 2013   1.382       1.839       241,202
                                                                       2012   1.227       1.382       276,003
                                                                       2011   1.234       1.227       335,282
                                                                       2010   1.105       1.234       388,161
                                                                       2009   0.935       1.105       436,974
                                                                       2008   1.503       0.935       412,186
                                                                       2007   1.483       1.503       460,523
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).......... 2013   1.094       1.126       580,250
                                                                       2012   0.874       1.094       559,717
                                                                       2011   0.930       0.874       572,860
                                                                       2010   0.806       0.930       622,625
                                                                       2009   0.601       0.806       633,592
                                                                       2008   1.037       0.601       570,444
                                                                       2007   1.227       1.037       743,345
                                                                       2006   1.003       1.227       836,142

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.162
                                                                                           2012   1.683
                                                                                           2011   1.972
                                                                                           2010   1.704
                                                                                           2009   1.105
                                                                                           2008   1.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2013   1.435
                                                                                           2012   1.261
                                                                                           2011   1.320
                                                                                           2010   1.060
                                                                                           2009   0.845
                                                                                           2008   1.277
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.224
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.085
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.662
                                                                                           2008   2.241
                                                                                           2007   2.124
                                                                                           2006   1.999
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.689
                                                                                           2010   0.647
                                                                                           2009   0.473
                                                                                           2008   0.902
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.719



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.805            --
                                                                                           2.162            --
                                                                                           1.683            --
                                                                                           1.972            --
                                                                                           1.704            --
                                                                                           1.105            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.855       146,908
                                                                                           1.435       149,033
                                                                                           1.261       264,062
                                                                                           1.320       191,893
                                                                                           1.060       181,879
                                                                                           0.845       127,758
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.648            --
                                                                                           1.662     1,402,647
                                                                                           2.241     1,802,979
                                                                                           2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.734            --
                                                                                           0.689           636
                                                                                           0.647           849
                                                                                           0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.329            --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   3.197       3.719            --
                                                                                2011   3.264       3.197            --
                                                                                2010   2.688       3.264            --
                                                                                2009   1.922       2.688            --
                                                                                2008   3.181       1.922            --
                                                                                2007   2.632       3.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.522       2.706         3,394
                                                                                2012   2.246       2.522         6,794
                                                                                2011   2.160       2.246         6,125
                                                                                2010   1.924       2.160        25,786
                                                                                2009   1.414       1.924        22,337
                                                                                2008   1.747       1.414        22,931
                                                                                2007   1.648       1.747         6,247
                                                                                2006   1.564       1.648         5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.641       0.611            --
                                                                                2008   1.127       0.641       796,158
                                                                                2007   1.015       1.127       892,684
                                                                                2006   1.022       1.015     1,009,228
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.077       1.384     4,122,273
                                                                                2012   0.930       1.077     4,174,272
                                                                                2011   1.081       0.930     4,009,043
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.512       3.317       135,404
                                                                                2012   2.973       3.512       121,243
                                                                                2011   3.673       2.973       118,155
                                                                                2010   2.986       3.673       163,240
                                                                                2009   1.779       2.986       155,305
                                                                                2008   4.020       1.779       138,295
                                                                                2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.405       1.662       688,149
                                                                                2012   1.214       1.405       835,491
                                                                                2011   1.370       1.214       919,063
                                                                                2010   1.240       1.370       414,854
                                                                                2009   0.950       1.240       567,735
                                                                                2008   1.662       0.950       518,681
                                                                                2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.575       2.798            --
                                                                                2012   2.459       2.575       222,135
                                                                                2011   2.612       2.459       226,771
                                                                                2010   2.137       2.612       317,112
                                                                                2009   1.570       2.137       314,630
                                                                                2008   2.470       1.570       335,949
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.073       1.479         7,753
                                                                                2012   0.990       1.073         6,325
                                                                                2011   1.072       0.990         4,881
                                                                                2010   0.818       1.072        11,229
                                                                                2009   0.524       0.818        13,396
                                                                                2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.898       1.011            --
                                                                                2011   0.914       0.898        40,844
                                                                                2010   0.840       0.914        19,688
                                                                                2009   0.588       0.840         3,374
                                                                                2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.165       1.472            --
                                                                                2012   0.966       1.165            --
                                                                                2011   1.061       0.966            --
                                                                                2010   0.920       1.061            --
                                                                                2009   0.661       0.920            --
                                                                                2008   1.118       0.661            --
                                                                                2007   1.058       1.118            --
                                                                                2006   0.996       1.058            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............... 2013   1.526       1.378        88,452
                                                                                2012   1.407       1.526        48,917
                                                                                2011   1.273       1.407        38,489
                                                                                2010   1.188       1.273        27,151
                                                                                2009   1.012       1.188           146
                                                                                2008   1.127       1.012            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   2.017       1.963        623,867
                                                                            2012   1.861       2.017        746,860
                                                                            2011   1.819       1.861        692,215
                                                                            2010   1.695       1.819        986,894
                                                                            2009   1.513       1.695      1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.628       2.150        216,269
                                                                            2012   1.484       1.628        224,371
                                                                            2011   1.568       1.484        268,870
                                                                            2010   1.360       1.568        315,749
                                                                            2009   1.106       1.360        305,700
                                                                            2008   1.660       1.106        285,979
                                                                            2007   1.594       1.660        314,468
                                                                            2006   1.475       1.594        314,010
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.598       2.617        144,065
                                                                            2012   2.346       2.598        204,538
                                                                            2011   2.282       2.346        205,706
                                                                            2010   2.051       2.282        289,517
                                                                            2009   1.553       2.051        343,687
                                                                            2008   1.754       1.553        306,265
                                                                            2007   1.658       1.754        518,301
                                                                            2006   1.592       1.658        501,145
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   6.015       7.983             --
                                                                            2012   5.140       6.015             --
                                                                            2011   5.397       5.140             --
                                                                            2010   4.650       5.397             --
                                                                            2009   3.959       4.650             --
                                                                            2008   5.928       3.959             --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.418       1.864        230,924
                                                                            2012   1.212       1.418        308,692
                                                                            2011   1.342       1.212        335,134
                                                                            2010   1.128       1.342        373,183
                                                                            2009   0.900       1.128        381,485
                                                                            2008   1.292       0.900        394,187
                                                                            2007   1.408       1.292        372,815
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
                                                                            2004   1.587       1.648     22,087,466
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
                                                                            2004   1.205       1.373     18,423,024
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
                                                                            2004   1.100       1.201     31,136,353
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
                                                                            2004   1.366       1.557     12,192,341
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   2.002       2.395       781,560
                                                                        2012   1.796       2.002       863,177
                                                                        2011   1.744       1.796       970,067
                                                                        2010   1.604       1.744     1,111,066
                                                                        2009   1.378       1.604     1,294,596
                                                                        2008   1.847       1.378            --
                                                                        2007   1.823       1.847            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2013   1.349       1.338            --
                                                                        2012   1.360       1.349            --
                                                                        2011   1.371       1.360            --
                                                                        2010   1.378       1.371            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.277       1.694     2,573,273
                                                                        2012   1.141       1.277     2,888,276
                                                                        2011   1.198       1.141     3,131,196
                                                                        2010   1.078       1.198     3,497,472
                                                                        2009   0.824       1.078     3,633,309
                                                                        2008   1.327       0.824     3,950,051
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/08)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.612       1.053     1,716,197
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020            --
                                                                        2011   0.895       0.890        60,536
                                                                        2010   0.811       0.895       127,942
                                                                        2009   0.586       0.811       131,679
                                                                        2008   0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085            --
                                                                        2010   0.870       0.998     4,286,903
                                                                        2009   0.667       0.870     4,106,955
                                                                        2008   1.129       0.667     3,721,661
                                                                        2007   1.102       1.129     3,796,333
                                                                        2006   1.000       1.102        81,479

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.359       1.406        190,581
                                                                                    2012   1.255       1.359        182,322
                                                                                    2011   1.225       1.255        134,156
                                                                                    2010   1.122       1.225        170,454
                                                                                    2009   0.939       1.122        219,536
                                                                                    2008   1.105       0.939        168,100
                                                                                    2007   1.055       1.105        125,379
                                                                                    2006   1.000       1.055          2,110
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.306       1.437      1,860,925
                                                                                    2012   1.181       1.306      2,295,330
                                                                                    2011   1.178       1.181      2,276,532
                                                                                    2010   1.065       1.178      2,646,337
                                                                                    2009   0.868       1.065      3,407,282
                                                                                    2008   1.116       0.868      2,960,835
                                                                                    2007   1.073       1.116      3,635,110
                                                                                    2006   1.000       1.073          5,857
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.238       1.449     12,788,678
                                                                                    2012   1.102       1.238     13,723,391
                                                                                    2011   1.126       1.102     14,564,765
                                                                                    2010   1.003       1.126     14,648,560
                                                                                    2009   0.799       1.003     17,633,812
                                                                                    2008   1.129       0.799     21,968,516
                                                                                    2007   1.090       1.129     27,232,965
                                                                                    2006   1.000       1.090        141,308
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.170       1.443     13,714,799
                                                                                    2012   1.022       1.170     15,362,093
                                                                                    2011   1.071       1.022     16,177,775
                                                                                    2010   0.941       1.071     16,565,115
                                                                                    2009   0.735       0.941     18,592,958
                                                                                    2008   1.141       0.735     20,641,601
                                                                                    2007   1.108       1.141     26,253,065
                                                                                    2006   1.000       1.108        192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.344       3.070      4,187,993
                                                                                    2012   2.041       2.344      4,459,599
                                                                                    2011   2.020       2.041      4,734,786
                                                                                    2010   1.773       2.020      5,232,895
                                                                                    2009   1.415       1.773      5,530,262
                                                                                    2008   2.268       1.415      4,190,003
                                                                                    2007   2.275       2.268      4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   2.536       2.988      1,022,735
                                                                                    2012   2.296       2.536        976,550
                                                                                    2011   2.265       2.296      1,125,594
                                                                                    2010   2.078       2.265      1,293,733
                                                                                    2009   1.770       2.078      1,390,275
                                                                                    2008   2.296       1.770      1,515,607
                                                                                    2007   2.222       2.296      2,252,877
                                                                                    2006   2.067       2.222      2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.570       2.114      1,171,301
                                                                                    2012   1.357       1.570        205,950
                                                                                    2011   1.356       1.357        307,425
                                                                                    2010   1.227       1.356        294,778
                                                                                    2009   1.024       1.227        287,985
                                                                                    2008   1.529       1.024        172,127
                                                                                    2007   1.432       1.529         90,463
                                                                                    2006   1.289       1.432         80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *....................... 2013   1.671       2.020      2,543,216
                                                                                    2012   1.423       1.671      2,726,584
                                                                                    2011   1.640       1.423      2,946,444
                                                                                    2010   1.528       1.640      3,333,900
                                                                                    2009   1.197       1.528      3,488,293
                                                                                    2008   2.083       1.197      4,020,055
                                                                                    2007   2.132       2.083      4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.818       3.538        212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2013   2.122       2.917      2,162,980

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
                                                                                   2004   1.192       1.240       584,319
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
                                                                                   2004   0.740       0.790        23,413
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
                                                                                   2004   0.897       1.033       327,039
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017
                                                                                   2004   1.315       1.647       264,688
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.958       1.022            --
                                                                                   2005   0.888       0.958     1,052,801
                                                                                   2004   0.840       0.888     1,177,150
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.464       1.564            --
                                                                                   2005   1.470       1.464            --
                                                                                   2004   1.394       1.470            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.322       2.542            --
                                                                                   2005   2.082       2.322       560,555
                                                                                   2004   1.802       2.082       608,550
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.255       1.336            --
                                                                                   2005   1.129       1.255       569,742
                                                                                   2004   0.982       1.129       569,173
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.295       1.374            --

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
                                                                 2005   1.267       1.295     1,588,079
                                                                 2004   1.119       1.267     1,727,825
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)......... 2006   1.997       2.067            --
                                                                 2005   1.956       1.997     2,700,323
                                                                 2004   1.769       1.956     3,094,227
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................. 2006   1.190       1.289            --
                                                                 2005   1.127       1.190        19,967
                                                                 2004   1.000       1.127            --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.386       1.475            --
                                                                 2005   1.318       1.386       381,987
                                                                 2004   1.196       1.318       468,411
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.572       1.592            --
                                                                 2005   1.529       1.572       477,240
                                                                 2004   1.389       1.529       463,747
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.431       1.421            --
                                                                 2005   1.419       1.431       579,779
                                                                 2004   1.385       1.419       583,093
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.532       1.602            --
                                                                 2005   1.513       1.532     7,477,355
                                                                 2004   1.384       1.513     8,657,479
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.778       1.718            --
                                                                 2005   1.718       1.778     1,071,895
                                                                 2004   1.632       1.718     1,163,642
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.584       0.600            --
                                                                 2008   1.034       0.584         7,274
                                                                 2007   0.927       1.034         8,850
                                                                 2006   0.875       0.927         6,819
                                                                 2005   0.818       0.875         5,155
                                                                 2004   0.794       0.818         5,962





                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.139       2.257            --
                                                                       2006   1.869       2.139     1,499,652
                                                                       2005   1.803       1.869     1,602,497
                                                                       2004   1.645       1.803     1,854,057
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085         3,864
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.833       0.877            --
                                                                       2005   0.796       0.833         2,485
                                                                       2004   0.760       0.796           926
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868            --
                                                                       2007   0.786       0.908        10,244
                                                                       2006   0.773       0.786        11,676
                                                                       2005   0.725       0.773         6,141
                                                                       2004   0.686       0.725         1,289
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2013   1.772       2.267            --
                                                                       2012   1.459       1.772         3,206
                                                                       2011   1.617       1.459         2,570
                                                                       2010   1.461       1.617         1,062
                                                                       2009   1.036       1.461           431
                                                                       2008   1.634       1.036            --
 American Funds Growth Subaccount (Class 2) (4/08).................... 2013   1.520       1.959        18,384

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.302       1.520        25,062
                                                                                       2011   1.373       1.302        23,114
                                                                                       2010   1.168       1.373        16,763
                                                                                       2009   0.846       1.168         3,556
                                                                                       2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2013   1.345       1.779         4,592
                                                                                       2012   1.156       1.345         8,158
                                                                                       2011   1.189       1.156         7,197
                                                                                       2010   1.077       1.189        16,430
                                                                                       2009   0.829       1.077         7,960
                                                                                       2008   1.290       0.829            --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.255       2.236            --
                                                                                       2005   1.926       2.255     1,675,738
                                                                                       2004   1.627       1.926     1,842,364
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 2007   3.003       3.152            --
                                                                                       2006   2.288       3.003        16,687
                                                                                       2005   1.805       2.288         8,816
                                                                                       2004   1.459       1.805         7,024
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.541       3.338            --
                                                                                       2005   2.393       2.541        45,079
                                                                                       2004   1.839       2.393        48,685
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.369       1.313            --
                                                                                       2007   1.290       1.369        33,279
                                                                                       2006   1.118       1.290        33,414
                                                                                       2005   1.081       1.118        31,254
                                                                                       2004   1.039       1.081        34,428
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.668       1.578            --
                                                                                       2007   1.893       1.668       124,642
                                                                                       2006   1.842       1.893       131,283
                                                                                       2005   1.757       1.842       133,477
                                                                                       2004   1.594       1.757       149,484
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.717       1.802            --
                                                                                       2006   1.615       1.717       298,910
                                                                                       2005   1.567       1.615       359,301
                                                                                       2004   1.500       1.567       431,583
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................. 2013   1.783       2.313            --
                                                                                       2012   1.550       1.783        91,427
                                                                                       2011   1.609       1.550       120,586
                                                                                       2010   1.390       1.609        95,281
                                                                                       2009   1.036       1.390        76,652
                                                                                       2008   1.824       1.036        80,309
                                                                                       2007   1.570       1.824        36,241
                                                                                       2006   1.422       1.570        24,353
                                                                                       2005   1.231       1.422        14,933
                                                                                       2004   1.079       1.231         6,459
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.459       1.999            --
                                                                                       2012   1.205       1.459        16,938
                                                                                       2011   1.251       1.205        16,496
                                                                                       2010   1.071       1.251        16,024
                                                                                       2009   0.796       1.071        16,089
                                                                                       2008   1.370       0.796        16,338
                                                                                       2007   1.296       1.370        16,293
                                                                                       2006   1.150       1.296        15,017
                                                                                       2005   0.962       1.150        13,030
                                                                                       2004   0.959       0.962         6,053
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.230       2.831       334,037

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.919       2.230       506,988
                                                                                   2011   1.919       1.919       575,234
                                                                                   2010   1.682       1.919       616,171
                                                                                   2009   1.304       1.682       626,065
                                                                                   2008   2.296       1.304       668,770
                                                                                   2007   2.284       2.296       766,524
                                                                                   2006   1.918       2.284       944,281
                                                                                   2005   1.829       1.918     1,051,426
                                                                                   2004   1.656       1.829     1,124,786
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 2008   2.139       1.967            --
                                                                                   2007   1.701       2.139     1,790,641
                                                                                   2006   1.607       1.701     2,003,598
                                                                                   2005   1.533       1.607     2,226,912
                                                                                   2004   1.497       1.533     2,500,425
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 2013   1.794       1.883        83,526
                                                                                   2012   1.585       1.794       134,133
                                                                                   2011   1.539       1.585       152,855
                                                                                   2010   1.365       1.539       239,421
                                                                                   2009   0.957       1.365       249,420
                                                                                   2008   1.288       0.957       244,651
                                                                                   2007   1.265       1.288       232,893
                                                                                   2006   1.148       1.265       257,722
                                                                                   2005   1.128       1.148       302,677
                                                                                   2004   1.039       1.128       317,740
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.442       3.287            --
                                                                                   2012   2.152       2.442        25,039
                                                                                   2011   2.437       2.152        29,826
                                                                                   2010   1.914       2.437        25,414
                                                                                   2009   1.383       1.914        22,438
                                                                                   2008   2.311       1.383        17,488
                                                                                   2007   2.023       2.311        15,845
                                                                                   2006   1.817       2.023        11,575
                                                                                   2005   1.554       1.817         5,077
                                                                                   2004   1.259       1.554         2,603
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.194       2.153            --
                                                                                   2012   1.958       2.194            --
                                                                                   2011   2.349       1.958            --
                                                                                   2010   2.016       2.349            --
                                                                                   2009   1.180       2.016            --
                                                                                   2008   2.518       1.180            --
                                                                                   2007   1.974       2.518            --
                                                                                   2006   1.556       1.974            --
                                                                                   2005   1.232       1.556            --
                                                                                   2004   1.000       1.232            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.548       1.885            --
                                                                                   2012   1.322       1.548            --
                                                                                   2011   1.493       1.322            --
                                                                                   2010   1.390       1.493            --
                                                                                   2009   1.024       1.390            --
                                                                                   2008   1.734       1.024            --
                                                                                   2007   1.517       1.734            --
                                                                                   2006   1.261       1.517            --
                                                                                   2005   1.155       1.261            --
                                                                                   2004   1.000       1.155            --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.459       2.608            --
                                                                                   2006   2.045       2.459       236,400
                                                                                   2005   1.988       2.045       316,824
                                                                                   2004   1.731       1.988       315,353
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.117       2.479            --
                                                                                   2005   1.960       2.117     1,150,272
                                                                                   2004   1.702       1.960     1,298,956
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   2.021       2.071            --
                                                                                   2005   2.014       2.021        55,199
                                                                                   2004   1.870       2.014        52,879
Janus Aspen Series

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 2006   1.145       1.186            --
                                                                                 2005   1.074       1.145         5,884
                                                                                 2004   1.001       1.074         4,128
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 2013   1.468       1.920            --
                                                                                 2012   1.267       1.468        17,502
                                                                                 2011   1.300       1.267        16,598
                                                                                 2010   1.046       1.300        23,713
                                                                                 2009   0.731       1.046        22,182
                                                                                 2008   1.315       0.731        34,648
                                                                                 2007   1.090       1.315        19,807
                                                                                 2006   0.971       1.090         8,110
                                                                                 2005   0.875       0.971         5,559
                                                                                 2004   0.733       0.875         3,577
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 2013   0.892       1.132            --
                                                                                 2012   0.752       0.892         9,907
                                                                                 2011   0.882       0.752         7,620
                                                                                 2010   0.771       0.882         6,101
                                                                                 2009   0.566       0.771         4,960
                                                                                 2008   1.036       0.566        10,687
                                                                                 2007   0.956       1.036        12,444
                                                                                 2006   0.819       0.956         9,583
                                                                                 2005   0.783       0.819         2,195
                                                                                 2004   0.756       0.783         1,399
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.279       1.872            --
                                                                                 2012   1.087       1.279            --
                                                                                 2011   1.071       1.087            --
                                                                                 2010   0.865       1.071            --
                                                                                 2009   0.649       0.865            --
                                                                                 2008   1.100       0.649            --
                                                                                 2007   1.094       1.100            --
                                                                                 2006   1.015       1.094            --
                                                                                 2005   0.918       1.015            --
                                                                                 2004   0.843       0.918            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2013   1.256       1.644            --
                                                                                 2012   1.103       1.256        18,649
                                                                                 2011   1.187       1.103        18,284
                                                                                 2010   1.027       1.187        22,035
                                                                                 2009   0.802       1.027        21,203
                                                                                 2008   1.276       0.802        18,050
                                                                                 2007   1.327       1.276        14,139
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2013   1.853       2.530        29,734
                                                                                 2012   1.554       1.853        50,176
                                                                                 2011   1.579       1.554        57,718
                                                                                 2010   1.452       1.579        57,102
                                                                                 2009   1.029       1.452        54,960
                                                                                 2008   1.657       1.029        64,423
                                                                                 2007   1.589       1.657        80,817
                                                                                 2006   1.533       1.589        84,000
                                                                                 2005   1.471       1.533       102,460
                                                                                 2004   1.480       1.471       117,362
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   2.054       2.694       184,983
                                                                                 2012   1.780       2.054       223,098
                                                                                 2011   1.712       1.780       231,084
                                                                                 2010   1.579       1.712       231,684
                                                                                 2009   1.281       1.579       254,999
                                                                                 2008   2.008       1.281       265,191
                                                                                 2007   1.951       2.008       367,062
                                                                                 2006   1.666       1.951        41,378
                                                                                 2005   1.579       1.666        40,618
                                                                                 2004   1.444       1.579        39,848
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.637       2.385            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
                                                                                           2007   1.228
                                                                                           2006   1.099
                                                                                           2005   1.058
                                                                                           2004   0.928
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
                                                                                           2007   1.398
                                                                                           2006   1.121
                                                                                           2005   1.013
                                                                                           2004   0.868
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.129
                                                                                           2012   1.942
                                                                                           2011   1.961
                                                                                           2010   1.765
                                                                                           2009   1.451
                                                                                           2008   1.958
                                                                                           2007   1.782
                                                                                           2006   1.671
                                                                                           2005   1.616
                                                                                           2004   1.535
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
                                                                                           2007   1.048
                                                                                           2006   1.017
                                                                                           2005   1.003
                                                                                           2004   1.001
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
                                                                                           2007   1.527
                                                                                           2006   1.390
                                                                                           2005   1.367
                                                                                           2004   1.250
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
                                                                                           2007   1.292
                                                                                           2006   1.247
                                                                                           2005   1.224
                                                                                           2004   1.225
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.167
                                                                                           2006   1.852
                                                                                           2005   1.797
                                                                                           2004   1.675
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.845
                                                                                           2006   1.575
                                                                                           2005   1.493
                                                                                           2004   1.363
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.906
                                                                                           2005   1.853
                                                                                           2004   1.709



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
                                                                                           1.338        27,702
                                                                                           1.228        23,071
                                                                                           1.099        20,169
                                                                                           1.058        14,966
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
                                                                                           1.472       207,129
                                                                                           1.398       210,341
                                                                                           1.121       232,768
                                                                                           1.013       251,365
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.504        75,920
                                                                                           2.129       112,311
                                                                                           1.942       123,968
                                                                                           1.961       147,201
                                                                                           1.765       173,171
                                                                                           1.451       194,873
                                                                                           1.958       192,991
                                                                                           1.782       210,015
                                                                                           1.671       224,933
                                                                                           1.616       274,250
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
                                                                                           1.053            --
                                                                                           1.048            --
                                                                                           1.017            --
                                                                                           1.003            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
                                                                                           1.518        22,736
                                                                                           1.527        22,148
                                                                                           1.390        22,272
                                                                                           1.367        21,624
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
                                                                                           1.343       223,759
                                                                                           1.292       226,644
                                                                                           1.247       279,111
                                                                                           1.224       284,339
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.278            --
                                                                                           2.167        20,325
                                                                                           1.852        15,671
                                                                                           1.797        10,768
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.944            --
                                                                                           1.845       382,272
                                                                                           1.575       490,421
                                                                                           1.493       549,067
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.970            --
                                                                                           1.906       441,344
                                                                                           1.853       502,868

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.526
                                                                                           2007   2.404
                                                                                           2006   2.514
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2013   2.240
                                                                                           2012   1.934
                                                                                           2011   1.903
                                                                                           2010   1.653
                                                                                           2009   1.132
                                                                                           2008   1.507
                                                                                           2007   1.541
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.405
                                                                                           2006   1.321
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.352
                                                                                           2012   1.203
                                                                                           2011   1.212
                                                                                           2010   1.087
                                                                                           2009   0.920
                                                                                           2008   1.482
                                                                                           2007   1.464
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
                                                                                           2007   2.302
                                                                                           2006   2.236
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.118
                                                                                           2012   1.019
                                                                                           2011   1.026
                                                                                           2010   0.943
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.126
                                                                                           2012   1.658
                                                                                           2011   1.946
                                                                                           2010   1.684
                                                                                           2009   1.093
                                                                                           2008   1.754



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.439            --
                                                                                           2.526        85,865
                                                                                           2.404       118,565
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.439        39,281
                                                                                           2.240        64,669
                                                                                           1.934        67,242
                                                                                           1.903        66,223
                                                                                           1.653        60,511
                                                                                           1.132        62,334
                                                                                           1.507       104,607
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.477            --
                                                                                           1.405        12,834
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.797         2,922
                                                                                           1.352        12,830
                                                                                           1.203        21,167
                                                                                           1.212        21,330
                                                                                           1.087        19,647
                                                                                           0.920        19,793
                                                                                           1.482        15,347
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
                                                                                           1.034       128,581
                                                                                           1.225       140,127
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
                                                                                           2.975     1,267,816
                                                                                           2.302     1,476,734
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.258        10,296
                                                                                           1.118       180,497
                                                                                           1.019        22,838
                                                                                           1.026        13,247
                                                                                           0.943         9,201
                                                                                           0.771            --
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.755        17,258
                                                                                           2.126        18,222
                                                                                           1.658        18,791
                                                                                           1.946        14,371
                                                                                           1.684            --
                                                                                           1.093            --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)........................ 2013   1.416       1.828        38,795
                                                                                2012   1.247       1.416        38,002
                                                                                2011   1.307       1.247        37,553
                                                                                2010   1.051       1.307        33,884
                                                                                2009   0.839       1.051        21,891
                                                                                2008   1.269       0.839            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)..................... 2013   1.524       2.122         4,153
                                                                                2012   1.299       1.524         3,570
                                                                                2011   1.322       1.299         3,537
                                                                                2010   1.055       1.322         3,537
                                                                                2009   0.794       1.055         1,106
                                                                                2008   1.219       0.794         1,106
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)..................... 2013   1.244       1.641        35,767
                                                                                2012   1.086       1.244        39,054
                                                                                2011   1.219       1.086        55,644
                                                                                2010   1.030       1.219        46,202
                                                                                2009   0.805       1.030        34,135
                                                                                2008   1.082       0.805        15,614
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   1.632       1.617            --
                                                                                2008   2.203       1.632       308,422
                                                                                2007   2.092       2.203       333,644
                                                                                2006   1.970       2.092       399,824
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011   0.683       0.728            --
                                                                                2010   0.643       0.683        14,859
                                                                                2009   0.470       0.643         1,576
                                                                                2008   0.898       0.470            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............... 2013   3.629       4.218        72,366
                                                                                2012   3.125       3.629       148,703
                                                                                2011   3.195       3.125       245,229
                                                                                2010   2.635       3.195       223,531
                                                                                2009   1.887       2.635       227,773
                                                                                2008   3.128       1.887       231,911
                                                                                2007   2.591       3.128       242,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.472       2.649         2,980
                                                                                2012   2.205       2.472         9,897
                                                                                2011   2.123       2.205        11,981
                                                                                2010   1.894       2.123        11,472
                                                                                2009   1.395       1.894        11,987
                                                                                2008   1.725       1.395        14,949
                                                                                2007   1.630       1.725        19,803
                                                                                2006   1.549       1.630        17,181
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.634       0.604            --
                                                                                2008   1.116       0.634         4,618
                                                                                2007   1.007       1.116         3,681
                                                                                2006   1.015       1.007         2,982
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.066       1.367       165,997
                                                                                2012   0.922       1.066       192,328
                                                                                2011   1.073       0.922       191,702
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.438       3.242         4,543
                                                                                2012   2.914       3.438        34,464
                                                                                2011   3.607       2.914        43,278
                                                                                2010   2.936       3.607        56,484
                                                                                2009   1.752       2.936        30,634
                                                                                2008   3.965       1.752        41,236
                                                                                2007   3.133       3.965        24,137
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.381       1.631        94,220
                                                                                2012   1.195       1.381       130,922
                                                                                2011   1.351       1.195       128,809
                                                                                2010   1.224       1.351        14,240
                                                                                2009   0.939       1.224        21,186
                                                                                2008   1.645       0.939        15,152
                                                                                2007   1.560       1.645        13,517
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.521       2.738            --

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   2.410       2.521        43,370
                                                                          2011   2.565       2.410        46,725
                                                                          2010   2.101       2.565        46,353
                                                                          2009   1.546       2.101        43,297
                                                                          2008   2.435       1.546        39,544
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013   1.054       1.452            --
                                                                          2012   0.974       1.054         8,068
                                                                          2011   1.056       0.974         4,708
                                                                          2010   0.807       1.056         2,579
                                                                          2009   0.518       0.807         2,473
                                                                          2008   0.930       0.518         1,233
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                          2011   0.900       0.883     2,223,159
                                                                          2010   0.829       0.900     2,320,012
                                                                          2009   0.581       0.829     2,587,112
                                                                          2008   1.032       0.581     2,864,263
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013   1.153       1.455       936,790
                                                                          2012   0.958       1.153     1,158,227
                                                                          2011   1.054       0.958     1,263,293
                                                                          2010   0.915       1.054     1,330,900
                                                                          2009   0.659       0.915     1,554,458
                                                                          2008   1.115       0.659     1,805,472
                                                                          2007   1.057       1.115     2,005,191
                                                                          2006   0.996       1.057     2,278,990
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2013   1.510       1.361        65,498
                                                                          2012   1.394       1.510       110,666
                                                                          2011   1.263       1.394       121,981
                                                                          2010   1.180       1.263       104,954
                                                                          2009   1.007       1.180        73,726
                                                                          2008   1.122       1.007        33,072
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.983       1.926        65,941
                                                                          2012   1.832       1.983       206,468
                                                                          2011   1.792       1.832       163,487
                                                                          2010   1.673       1.792       150,555
                                                                          2009   1.495       1.673        83,978
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.589       2.095        31,368
                                                                          2012   1.451       1.589        41,956
                                                                          2011   1.535       1.451        43,154
                                                                          2010   1.333       1.535        43,522
                                                                          2009   1.086       1.333        44,124
                                                                          2008   1.633       1.086        51,967
                                                                          2007   1.570       1.633        54,333
                                                                          2006   1.454       1.570        65,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.535       2.550        12,708
                                                                          2012   2.293       2.535        27,460
                                                                          2011   2.234       2.293        27,681
                                                                          2010   2.010       2.234        28,819
                                                                          2009   1.525       2.010        26,619
                                                                          2008   1.725       1.525        24,688
                                                                          2007   1.633       1.725        36,881
                                                                          2006   1.570       1.633        41,468
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2013   5.811       7.700            --
                                                                          2012   4.973       5.811           723
                                                                          2011   5.230       4.973           455
                                                                          2010   4.512       5.230           179
                                                                          2009   3.847       4.512            --
                                                                          2008   5.767       3.847            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *......... 2013   1.400       1.837            --
                                                                          2012   1.198       1.400         5,879
                                                                          2011   1.329       1.198         5,040
                                                                          2010   1.119       1.329         4,814
                                                                          2009   0.893       1.119         6,774
                                                                          2008   1.285       0.893         8,732
                                                                          2007   1.401       1.285         5,638
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)........ 2007   1.700       1.760            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2006   1.646       1.700     1,358,038
                                                                            2005   1.628       1.646     1,398,395
                                                                            2004   1.570       1.628     2,008,155
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.930       2.077            --
                                                                            2006   1.540       1.930       876,170
                                                                            2005   1.356       1.540       980,677
                                                                            2004   1.192       1.356     1,672,409
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.397       1.463            --
                                                                            2006   1.253       1.397     1,699,421
                                                                            2005   1.186       1.253     1,823,574
                                                                            2004   1.088       1.186     3,040,380
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.840       1.843            --
                                                                            2006   1.634       1.840       982,626
                                                                            2005   1.538       1.634     1,035,695
                                                                            2004   1.351       1.538     1,569,801
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.246       2.173       152,068
                                                                            2012   2.182       2.246       174,755
                                                                            2011   2.049       2.182       198,142
                                                                            2010   1.951       2.049       201,885
                                                                            2009   1.873       1.951       230,865
                                                                            2008   1.784       1.873       276,106
                                                                            2007   1.758       1.784       278,549
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.929       1.896         2,087
                                                                            2012   1.811       1.929        35,627
                                                                            2011   1.715       1.811        31,444
                                                                            2010   1.599       1.715        44,528
                                                                            2009   1.474       1.599        98,080
                                                                            2008   1.541       1.474       132,541
                                                                            2007   1.464       1.541        92,155
                                                                            2006   1.403       1.464       104,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.282       1.704       148,163
                                                                            2012   1.131       1.282       268,096
                                                                            2011   1.254       1.131       343,116
                                                                            2010   1.057       1.254       378,795
                                                                            2009   0.836       1.057       395,971
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.130       2.219            --
                                                                            2008   3.282       2.130            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.954       2.334       314,901
                                                                            2012   1.756       1.954       375,447
                                                                            2011   1.707       1.756       400,644
                                                                            2010   1.572       1.707       413,597
                                                                            2009   1.353       1.572       569,347
                                                                            2008   1.816       1.353       211,775
                                                                            2007   1.795       1.816       272,024
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.310       1.709            --
                                                                            2012   1.160       1.310        21,013
                                                                            2011   1.148       1.160        16,864
                                                                            2010   1.064       1.148        12,521
                                                                            2009   0.967       1.064        10,704
                                                                            2008   1.413       0.967         9,568
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2013   1.317       1.304        82,054
                                                                            2012   1.329       1.317       416,830
                                                                            2011   1.342       1.329       355,483
                                                                            2010   1.350       1.342       336,911
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.649       0.643            --
                                                                            2008   1.096       0.649         8,660
                                                                            2007   1.152       1.096         7,232
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.250       1.655         7,477
                                                                            2012   1.118       1.250        13,866
                                                                            2011   1.176       1.118        11,964
                                                                            2010   1.060       1.176        37,003
                                                                            2009   0.811       1.060        34,179
                                                                            2008   1.308       0.811        31,070

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.778       0.814            --
                                                                                    2008   1.423       0.778       385,687
                                                                                    2007   1.382       1.423       420,978
                                                                                    2006   1.358       1.382       451,656
 MSF FI Value Leaders Subaccount (Class D) (4/08).................................. 2013   1.505       1.660            --
                                                                                    2012   1.314       1.505            --
                                                                                    2011   1.415       1.314            --
                                                                                    2010   1.248       1.415            --
                                                                                    2009   1.035       1.248            --
                                                                                    2008   1.586       1.035            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.518       1.994        35,828
                                                                                    2012   1.382       1.518        70,905
                                                                                    2011   1.440       1.382        73,221
                                                                                    2010   1.262       1.440        81,693
                                                                                    2009   0.854       1.262        95,033
                                                                                    2008   1.589       0.854        92,455
                                                                                    2007   1.332       1.589        95,038
                                                                                    2006   1.359       1.332       115,262
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.959       1.301     1,455,802
                                                                                    2012   0.990       0.959     1,976,009
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.876       1.002            --
                                                                                    2011   0.882       0.876        39,364
                                                                                    2010   0.800       0.882        40,206
                                                                                    2009   0.579       0.800        42,011
                                                                                    2008   0.870       0.579         8,983
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   0.991       1.076            --
                                                                                    2010   0.865       0.991       192,385
                                                                                    2009   0.664       0.865       191,992
                                                                                    2008   1.126       0.664       190,201
                                                                                    2007   1.100       1.126       235,665
                                                                                    2006   1.000       1.100            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.345       1.390            --
                                                                                    2012   1.244       1.345           538
                                                                                    2011   1.216       1.244           166
                                                                                    2010   1.116       1.216           122
                                                                                    2009   0.935       1.116            73
                                                                                    2008   1.102       0.935            17
                                                                                    2007   1.054       1.102            --
                                                                                    2006   1.000       1.054            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.293       1.420        68,673
                                                                                    2012   1.171       1.293        85,202
                                                                                    2011   1.170       1.171        78,809
                                                                                    2010   1.059       1.170        78,789
                                                                                    2009   0.864       1.059        82,019
                                                                                    2008   1.113       0.864        85,345
                                                                                    2007   1.072       1.113        91,195
                                                                                    2006   1.000       1.072            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.225       1.432     1,066,272
                                                                                    2012   1.092       1.225     1,213,664
                                                                                    2011   1.118       1.092     1,316,827
                                                                                    2010   0.997       1.118     1,438,370
                                                                                    2009   0.796       0.997     1,549,785
                                                                                    2008   1.125       0.796     1,732,829
                                                                                    2007   1.089       1.125     1,912,425
                                                                                    2006   1.000       1.089           269
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.158       1.426     1,565,886
                                                                                    2012   1.013       1.158     1,664,717
                                                                                    2011   1.063       1.013     1,765,459
                                                                                    2010   0.935       1.063     1,945,730
                                                                                    2009   0.732       0.935     2,049,095
                                                                                    2008   1.138       0.732     2,134,180
                                                                                    2007   1.107       1.138     2,314,413
                                                                                    2006   1.000       1.107            --
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.287       2.992       756,703

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.995       2.287     1,009,317
                                                                                   2011   1.977       1.995     1,092,450
                                                                                   2010   1.738       1.977     1,177,222
                                                                                   2009   1.390       1.738     1,247,086
                                                                                   2008   2.230       1.390     1,370,933
                                                                                   2007   2.239       2.230     1,554,241
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2013   2.475       2.912        23,722
                                                                                   2012   2.244       2.475        52,771
                                                                                   2011   2.217       2.244        47,753
                                                                                   2010   2.037       2.217        45,172
                                                                                   2009   1.737       2.037        65,430
                                                                                   2008   2.258       1.737        64,134
                                                                                   2007   2.188       2.258        78,629
                                                                                   2006   2.038       2.188        76,006
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.550       2.084        64,777
                                                                                   2012   1.341       1.550        81,153
                                                                                   2011   1.343       1.341        81,153
                                                                                   2010   1.216       1.343        78,722
                                                                                   2009   1.016       1.216        42,425
                                                                                   2008   1.521       1.016            --
                                                                                   2007   1.426       1.521            --
                                                                                   2006   1.285       1.426            --
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.630       1.968       141,031
                                                                                   2012   1.391       1.630       158,603
                                                                                   2011   1.605       1.391       201,141
                                                                                   2010   1.498       1.605       202,270
                                                                                   2009   1.175       1.498       201,555
                                                                                   2008   2.048       1.175       205,780
                                                                                   2007   2.097       2.048       263,077
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.757       3.458        15,810
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.071       2.843       342,985
                                                                                   2012   1.797       2.071       381,216
                                                                                   2011   1.892       1.797       400,547
                                                                                   2010   1.505       1.892       408,606
                                                                                   2009   1.206       1.505       444,461
                                                                                   2008   1.830       1.206       501,174
                                                                                   2007   1.883       1.830       563,590
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.713       2.354         4,256
                                                                                   2012   1.457       1.713         7,313
                                                                                   2011   1.491       1.457         6,259
                                                                                   2010   1.289       1.491         5,114
                                                                                   2009   0.910       1.289         4,252
                                                                                   2008   1.485       0.910            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.206       3.150        69,345
                                                                                   2012   1.921       2.206        83,116
                                                                                   2011   1.912       1.921        86,919
                                                                                   2010   1.433       1.912       107,762
                                                                                   2009   1.044       1.433       109,943
                                                                                   2008   1.581       1.044       108,746
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.210       2.299            --
                                                                                   2006   2.071       2.210        68,431
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.101       2.069        54,525
                                                                                   2012   2.049       2.101        86,034
                                                                                   2011   1.957       2.049        88,960
                                                                                   2010   1.865       1.957        88,089
                                                                                   2009   1.802       1.865       142,395
                                                                                   2008   1.823       1.802       140,117
                                                                                   2007   1.761       1.823       135,436
                                                                                   2006   1.694       1.761       152,444
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.440       1.491            --
                                                                                   2008   1.387       1.440        43,083
                                                                                   2007   1.287       1.387        49,731
                                                                                   2006   1.252       1.287        39,881
                                                                                   2005   1.233       1.252        31,439
                                                                                   2004   1.187       1.233        20,674

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   1.003       0.933            --
                                                                     2007   0.918       1.003           483
                                                                     2006   0.834       0.918           311
                                                                     2005   0.785       0.834           149
                                                                     2004   0.737       0.785            50
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.445       1.568            --
                                                                     2006   1.142       1.445        10,493
                                                                     2005   1.028       1.142         8,559
                                                                     2004   0.893       1.028         4,434
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   2.018       2.159            --
                                                                     2006   1.737       2.018         5,576
                                                                     2005   1.638       1.737         3,645
                                                                     2004   1.310       1.638         2,058
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.951       1.015            --
                                                                     2005   0.883       0.951         1,644
                                                                     2004   0.837       0.883           699
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.450       1.549            --
                                                                     2005   1.459       1.450        78,469
                                                                     2004   1.385       1.459        77,339
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.297       2.514            --
                                                                     2005   2.062       2.297       138,567
                                                                     2004   1.788       2.062        99,649
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.242       1.321            --
                                                                     2005   1.119       1.242         6,828
                                                                     2004   0.975       1.119         8,315
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)........... 2006   1.281       1.359            --
                                                                     2005   1.255       1.281       112,378
                                                                     2004   1.111       1.255       111,924
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)............. 2006   1.970       2.038            --
                                                                     2005   1.932       1.970        76,856
                                                                     2004   1.750       1.932        79,150
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................... 2006   1.187       1.285            --
                                                                     2005   1.125       1.187            --
                                                                     2004   1.000       1.125            --
 Travelers Pioneer Fund Subaccount (10/96).......................... 2006   1.367       1.454            --
                                                                     2005   1.302       1.367        76,572
                                                                     2004   1.183       1.302        74,373
 Travelers Pioneer Strategic Income Subaccount (10/96).............. 2006   1.551       1.570            --
                                                                     2005   1.510       1.551        38,214
                                                                     2004   1.374       1.510        40,442
 Travelers Quality Bond Subaccount (9/97)........................... 2006   1.413       1.403            --
                                                                     2005   1.404       1.413        91,268
                                                                     2004   1.372       1.404        82,834
 Travelers Strategic Equity Subaccount (10/96)...................... 2006   1.510       1.579            --
                                                                     2005   1.494       1.510       411,358
                                                                     2004   1.369       1.494       432,539
 Travelers U.S. Government Securities Subaccount (10/96)............ 2006   1.753       1.694            --
                                                                     2005   1.697       1.753       213,820
                                                                     2004   1.614       1.697       215,844
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............. 2009   0.577       0.593            --
                                                                     2008   1.024       0.577           416
                                                                     2007   0.919       1.024           416
                                                                     2006   0.869       0.919           407
                                                                     2005   0.813       0.869            95
                                                                     2004   0.791       0.813           625

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.095       2.209            --
                                                                          2006   1.835       2.095       757,168
                                                                          2005   1.773       1.835       779,772
                                                                          2004   1.621       1.773       874,253
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.083       1.162            --
                                                                          2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.825       0.868            --
                                                                          2005   0.790       0.825         4,831
                                                                          2004   0.756       0.790         2,999
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.896       0.856            --
                                                                          2007   0.777       0.896        34,411
                                                                          2006   0.766       0.777        29,553
                                                                          2005   0.720       0.766        23,475
                                                                          2004   0.682       0.720        31,707
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2013   1.741       2.224       323,600
                                                                          2012   1.437       1.741       337,993
                                                                          2011   1.596       1.437       383,744
                                                                          2010   1.444       1.596       425,037
                                                                          2009   1.027       1.444       438,603
                                                                          2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2013   1.494       1.922       828,979
                                                                          2012   1.282       1.494       901,938
                                                                          2011   1.355       1.282     1,046,208
                                                                          2010   1.155       1.355     1,070,611
                                                                          2009   0.838       1.155       979,478
                                                                          2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2013   1.322       1.745       622,325
                                                                          2012   1.139       1.322       736,990
                                                                          2011   1.173       1.139       910,550
                                                                          2010   1.065       1.173       951,371
                                                                          2009   0.821       1.065       948,808
                                                                          2008   1.280       0.821     1,334,238
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.214       2.194            --
                                                                          2005   1.894       2.214     2,477,295
                                                                          2004   1.603       1.894     1,739,170
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   2.954       3.099            --
                                                                          2006   2.255       2.954        54,320
                                                                          2005   1.783       2.255        47,608
                                                                          2004   1.444       1.783        68,011
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.505       3.285            --
                                                                          2005   2.365       2.505       130,738
                                                                          2004   1.821       2.365        68,411
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.343       1.287            --
                                                                          2007   1.268       1.343       431,791
                                                                          2006   1.102       1.268       483,463
                                                                          2005   1.068       1.102       478,623
                                                                          2004   1.028       1.068       488,966
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.637       1.548            --
                                                                          2007   1.862       1.637       629,952
                                                                          2006   1.815       1.862       703,315
                                                                          2005   1.736       1.815       667,057
                                                                          2004   1.577       1.736       520,898
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)........ 2007   1.682       1.764            --
                                                                          2006   1.586       1.682       603,024
                                                                          2005   1.542       1.586       605,856
                                                                          2004   1.479       1.542       572,513

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
                                                                                      2004   1.073       1.222       869,834
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
                                                                                      2004   0.953       0.955           545
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
                                                                                      2007   2.237       2.245       421,256
                                                                                      2006   1.883       2.237       430,908
                                                                                      2005   1.799       1.883       426,800
                                                                                      2004   1.632       1.799       400,554
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
                                                                                      2006   1.578       1.666       835,178
                                                                                      2005   1.508       1.578       821,849
                                                                                      2004   1.476       1.508       867,802
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
                                                                                      2008   1.259       0.934        82,633
                                                                                      2007   1.239       1.259        93,973
                                                                                      2006   1.127       1.239       175,445
                                                                                      2005   1.110       1.127       175,314
                                                                                      2004   1.025       1.110       167,884
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
                                                                                      2007   2.000       2.281     1,844,186
                                                                                      2006   1.800       2.000     1,882,423
                                                                                      2005   1.543       1.800     1,625,466
                                                                                      2004   1.252       1.543       151,955
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2013   2.156       2.112        66,829
                                                                                      2012   1.928       2.156        85,572
                                                                                      2011   2.318       1.928       175,694
                                                                                      2010   1.994       2.318       179,555
                                                                                      2009   1.169       1.994       165,409
                                                                                      2008   2.499       1.169       186,090
                                                                                      2007   1.963       2.499       164,958
                                                                                      2006   1.550       1.963       122,219
                                                                                      2005   1.231       1.550        33,302
                                                                                      2004   1.000       1.231            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 2013   1.521       1.849       318,412

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
                                                                                  2006   1.257       1.509       170,596
                                                                                  2005   1.154       1.257       160,940
                                                                                  2004   1.000       1.154       101,332
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.409       2.553            --
                                                                                  2006   2.007       2.409       424,117
                                                                                  2005   1.955       2.007       422,122
                                                                                  2004   1.706       1.955       425,846
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.079       2.429            --
                                                                                  2005   1.928       2.079       405,690
                                                                                  2004   1.678       1.928       445,332
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   1.984       2.032            --
                                                                                  2005   1.981       1.984       333,176
                                                                                  2004   1.843       1.981       284,411
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
                                                                                  2004   0.996       1.066        46,310
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
                                                                                  2004   0.729       0.869        44,929
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
                                                                                  2004   0.752       0.777        21,888
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
                                                                                  2004   0.838       0.911       242,272
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
                                                                                  2007   1.311       1.259       425,734
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.533       1.909        12,415

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2012   1.358       1.533        11,384
                                                                                          2011   1.273       1.358         4,058
                                                                                          2010   1.147       1.273         1,506
                                                                                          2009   0.944       1.147         9,035
                                                                                          2008   1.470       0.944        11,216
                                                                                          2007   1.458       1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................ 2013   1.800       2.453       323,922
                                                                                          2012   1.513       1.800       382,153
                                                                                          2011   1.541       1.513       412,388
                                                                                          2010   1.419       1.541       456,686
                                                                                          2009   1.008       1.419       507,985
                                                                                          2008   1.626       1.008       529,873
                                                                                          2007   1.562       1.626       635,361
                                                                                          2006   1.511       1.562       752,722
                                                                                          2005   1.453       1.511       813,934
                                                                                          2004   1.464       1.453       471,937
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 2013   1.997       2.613        67,510
                                                                                          2012   1.734       1.997        70,924
                                                                                          2011   1.671       1.734        88,492
                                                                                          2010   1.544       1.671        95,707
                                                                                          2009   1.255       1.544       219,616
                                                                                          2008   1.971       1.255       282,522
                                                                                          2007   1.919       1.971       331,598
                                                                                          2006   1.642       1.919       142,965
                                                                                          2005   1.559       1.642       120,447
                                                                                          2004   1.429       1.559       113,922
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................ 2013   1.599       2.325        64,137
                                                                                          2012   1.355       1.599       103,146
                                                                                          2011   1.352       1.355        98,991
                                                                                          2010   1.092       1.352       103,546
                                                                                          2009   0.774       1.092       144,323
                                                                                          2008   1.320       0.774       135,319
                                                                                          2007   1.214       1.320       127,089
                                                                                          2006   1.089       1.214        52,885
                                                                                          2005   1.050       1.089        47,796
                                                                                          2004   0.923       1.050        44,056
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96).... 2011   1.050       1.132            --
                                                                                          2010   1.024       1.050        96,385
                                                                                          2009   0.805       1.024       170,445
                                                                                          2008   1.440       0.805       216,559
                                                                                          2007   1.369       1.440       262,215
                                                                                          2006   1.101       1.369       261,654
                                                                                          2005   0.997       1.101       271,620
                                                                                          2004   0.855       0.997       293,359
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96).................. 2013   2.061       2.419       152,619
                                                                                          2012   1.884       2.061       185,737
                                                                                          2011   1.906       1.884       151,574
                                                                                          2010   1.719       1.906       163,185
                                                                                          2009   1.415       1.719       186,027
                                                                                          2008   1.914       1.415       257,988
                                                                                          2007   1.746       1.914       386,633
                                                                                          2006   1.640       1.746       363,311
                                                                                          2005   1.589       1.640       394,874
                                                                                          2004   1.513       1.589       439,540
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2011   1.019       1.008            --
                                                                                          2010   0.944       1.019            --
                                                                                          2009   0.813       0.944            --
                                                                                          2008   1.044       0.813         7,553
                                                                                          2007   1.042       1.044        32,555
                                                                                          2006   1.012       1.042        34,273
                                                                                          2005   1.000       1.012         9,179
                                                                                          2004   1.000       1.000            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................ 2013   2.209       2.385        21,704

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.896       2.209        21,190
                                                                          2011   1.873       1.896        22,363
                                                                          2010   1.624       1.873        36,615
                                                                          2009   1.027       1.624        53,049
                                                                          2008   1.484       1.027        62,411
                                                                          2007   1.497       1.484       141,056
                                                                          2006   1.364       1.497       132,466
                                                                          2005   1.345       1.364       123,485
                                                                          2004   1.232       1.345       108,361
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)........... 2010   1.319       1.314            --
                                                                          2009   1.332       1.319        77,076
                                                                          2008   1.313       1.332       680,677
                                                                          2007   1.266       1.313     1,032,571
                                                                          2006   1.224       1.266     1,014,016
                                                                          2005   1.204       1.224       865,878
                                                                          2004   1.207       1.204       548,407
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)............................. 2007   2.132       2.240            --
                                                                          2006   1.826       2.132       218,572
                                                                          2005   1.775       1.826       203,410
                                                                          2004   1.658       1.775       261,535
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)............................. 2007   1.808       1.903            --
                                                                          2006   1.546       1.808       217,521
                                                                          2005   1.469       1.546       233,308
                                                                          2004   1.343       1.469       325,091
Managed Assets Trust
 Managed Assets Trust (10/96)............................................ 2006   1.871       1.933            --
                                                                          2005   1.822       1.871       663,326
                                                                          2004   1.684       1.822       959,539
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.479       2.393            --
                                                                          2007   2.365       2.479       358,020
                                                                          2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................. 2013   2.173       2.361       153,193
                                                                          2012   1.880       2.173       175,421
                                                                          2011   1.854       1.880       189,908
                                                                          2010   1.613       1.854       228,281
                                                                          2009   1.107       1.613       382,881
                                                                          2008   1.476       1.107       452,850
                                                                          2007   1.512       1.476       610,595
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.382       1.452            --
                                                                          2006   1.301       1.382        41,400
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.314       1.743        76,800
                                                                          2012   1.171       1.314        71,598
                                                                          2011   1.182       1.171        55,400
                                                                          2010   1.063       1.182       100,710
                                                                          2009   0.902       1.063       108,152
                                                                          2008   1.455       0.902        92,630
                                                                          2007   1.440       1.455        49,767
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.069       1.097       571,386
                                                                          2012   0.856       1.069       580,431
                                                                          2011   0.914       0.856       576,141
                                                                          2010   0.795       0.914       582,009
                                                                          2009   0.596       0.795       664,240
                                                                          2008   1.031       0.596       754,036
                                                                          2007   1.224       1.031       645,652
                                                                          2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.855       3.645       916,963
                                                                          2012   2.352       2.855     1,059,779
                                                                          2011   2.567       2.352     1,162,410
                                                                          2010   2.367       2.567     1,309,700
                                                                          2009   1.672       2.367     1,633,919
                                                                          2008   2.909       1.672     2,021,781
                                                                          2007   2.256       2.909     2,304,913
                                                                          2006   2.194       2.256     2,506,161

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.080
                                                                                           2012   1.625
                                                                                           2011   1.911
                                                                                           2010   1.657
                                                                                           2009   1.078
                                                                                           2008   1.732
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.259
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.212
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592
                                                                                           2008   2.154
                                                                                           2007   2.049
                                                                                           2006   1.933
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.676
                                                                                           2010   0.638
                                                                                           2009   0.467
                                                                                           2008   0.894
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.513
                                                                                           2012   3.031
                                                                                           2011   3.105
                                                                                           2010   2.566
                                                                                           2009   1.841
                                                                                           2008   3.058
                                                                                           2007   2.537
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2013   2.407



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.690            --
                                                                                           2.080            --
                                                                                           1.625            --
                                                                                           1.911            --
                                                                                           1.657            --
                                                                                           1.078            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --
                                                                                           1.592       543,843
                                                                                           2.154       583,398
                                                                                           2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.720            --
                                                                                           0.676         2,108
                                                                                           0.638           143
                                                                                           0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.075         1,605
                                                                                           3.513         1,617
                                                                                           3.031        12,144
                                                                                           3.105        11,826
                                                                                           2.566        11,841
                                                                                           1.841        41,098
                                                                                           3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.574        47,102

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   2.151       2.407        34,473
                                                                                2011   2.076       2.151        34,933
                                                                                2010   1.855       2.076        39,173
                                                                                2009   1.369       1.855        34,059
                                                                                2008   1.697       1.369        30,128
                                                                                2007   1.606       1.697        62,141
                                                                                2006   1.528       1.606        23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.624       0.594            --
                                                                                2008   1.101       0.624        50,499
                                                                                2007   0.995       1.101        50,703
                                                                                2006   1.005       0.995        55,010
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.051       1.346       771,658
                                                                                2012   0.911       1.051       752,907
                                                                                2011   1.062       0.911       670,237
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.342       3.145        34,300
                                                                                2012   2.839       3.342        36,314
                                                                                2011   3.520       2.839        30,678
                                                                                2010   2.871       3.520        41,359
                                                                                2009   1.717       2.871        59,930
                                                                                2008   3.893       1.717        57,856
                                                                                2007   3.080       3.893        51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.349       1.590       122,906
                                                                                2012   1.169       1.349       119,081
                                                                                2011   1.325       1.169       110,476
                                                                                2010   1.203       1.325        64,304
                                                                                2009   0.925       1.203        62,342
                                                                                2008   1.623       0.925        73,269
                                                                                2007   1.541       1.623        61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.450       2.659            --
                                                                                2012   2.347       2.450       192,496
                                                                                2011   2.503       2.347       210,836
                                                                                2010   2.054       2.503       276,944
                                                                                2009   1.515       2.054       318,840
                                                                                2008   2.388       1.515       358,519
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.030       1.415        27,973
                                                                                2012   0.953       1.030        23,545
                                                                                2011   1.036       0.953        19,936
                                                                                2010   0.793       1.036        17,715
                                                                                2009   0.510       0.793        15,868
                                                                                2008   0.917       0.510         2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.864       0.972            --
                                                                                2011   0.883       0.864        84,132
                                                                                2010   0.814       0.883        79,814
                                                                                2009   0.572       0.814       137,194
                                                                                2008   1.018       0.572       478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.138       1.433        81,447
                                                                                2012   0.947       1.138        80,866
                                                                                2011   1.044       0.947       103,855
                                                                                2010   0.909       1.044       116,468
                                                                                2009   0.655       0.909       166,216
                                                                                2008   1.111       0.655       380,955
                                                                                2007   1.056       1.111       510,670
                                                                                2006   0.996       1.056       916,784
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............... 2013   1.488       1.339       232,880
                                                                                2012   1.377       1.488       284,516
                                                                                2011   1.249       1.377       233,791
                                                                                2010   1.170       1.249       233,097
                                                                                2009   1.000       1.170       259,025
                                                                                2008   1.117       1.000       201,107
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.937       1.878       610,215
                                                                                2012   1.793       1.937       524,687
                                                                                2011   1.758       1.793       508,642
                                                                                2010   1.644       1.758       578,756
                                                                                2009   1.471       1.644       532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.539       2.024        81,633

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.407       1.539        83,672
                                                                            2011   1.491       1.407        92,595
                                                                            2010   1.298       1.491        97,643
                                                                            2009   1.060       1.298       103,948
                                                                            2008   1.596       1.060       147,414
                                                                            2007   1.538       1.596       154,843
                                                                            2006   1.426       1.538       186,585
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.454       2.464        75,505
                                                                            2012   2.224       2.454       178,042
                                                                            2011   2.171       2.224       162,513
                                                                            2010   1.958       2.171       165,254
                                                                            2009   1.488       1.958       180,217
                                                                            2008   1.687       1.488       365,236
                                                                            2007   1.600       1.687       362,331
                                                                            2006   1.540       1.600       302,457
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   5.549       7.338            --
                                                                            2012   4.758       5.549            --
                                                                            2011   5.014       4.758            --
                                                                            2010   4.334       5.014            --
                                                                            2009   3.703       4.334            --
                                                                            2008   5.558       3.703            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.376       1.802       216,717
                                                                            2012   1.180       1.376       249,324
                                                                            2011   1.311       1.180       234,467
                                                                            2010   1.106       1.311       322,476
                                                                            2009   0.885       1.106       355,916
                                                                            2008   1.276       0.885       433,632
                                                                            2007   1.393       1.276       534,019
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
                                                                            2004   1.548       1.601     2,991,212
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
                                                                            2004   1.175       1.334     2,909,419
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
                                                                            2004   1.072       1.167     3,823,809
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
                                                                            2004   1.331       1.513     1,313,625
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.070       2.794            --
                                                                         2008   3.194       2.070            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07).................. 2013   1.892       2.255       246,649
                                                                         2012   1.703       1.892       308,424
                                                                         2011   1.659       1.703       307,575
                                                                         2010   1.531       1.659       354,602
                                                                         2009   1.320       1.531       475,581
                                                                         2008   1.776       1.320        80,729
                                                                         2007   1.757       1.776       188,221
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2013   1.282       1.670        24,187
                                                                         2012   1.138       1.282        29,043
                                                                         2011   1.128       1.138         9,497
                                                                         2010   1.048       1.128         6,667
                                                                         2009   0.954       1.048         5,411
                                                                         2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................. 2013   1.275       1.260        18,725
                                                                         2012   1.289       1.275        18,725
                                                                         2011   1.304       1.289        18,739
                                                                         2010   1.314       1.304        20,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.645       0.639            --
                                                                         2008   1.092       0.645         1,731
                                                                         2007   1.150       1.092         4,408
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2013   1.214       1.605       270,717
                                                                         2012   1.088       1.214       309,571
                                                                         2011   1.147       1.088       303,370
                                                                         2010   1.036       1.147       332,691
                                                                         2009   0.794       1.036       379,785
                                                                         2008   1.282       0.794       466,832
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.760       0.795            --
                                                                         2008   1.394       0.760     1,168,891
                                                                         2007   1.356       1.394     1,224,247
                                                                         2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/08)....................... 2013   1.459       1.609            --
                                                                         2012   1.277       1.459       125,105
                                                                         2011   1.377       1.277       152,347
                                                                         2010   1.217       1.377       164,483
                                                                         2009   1.012       1.217       269,013
                                                                         2008   1.552       1.012       274,630
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2013   1.475       1.934       161,467
                                                                         2012   1.346       1.475       173,731
                                                                         2011   1.405       1.346       177,509
                                                                         2010   1.234       1.405       218,821
                                                                         2009   0.837       1.234       316,288
                                                                         2008   1.560       0.837       356,043
                                                                         2007   1.310       1.560       332,537
                                                                         2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2013   0.936       1.268       104,348
                                                                         2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.857       0.979            --
                                                                         2011   0.865       0.857        31,904
                                                                         2010   0.786       0.865        34,134
                                                                         2009   0.570       0.786        30,990
                                                                         2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).......... 2011   0.981       1.065            --
                                                                         2010   0.858       0.981       376,649
                                                                         2009   0.660       0.858       385,597
                                                                         2008   1.121       0.660       417,149
                                                                         2007   1.098       1.121       310,613
                                                                         2006   1.000       1.098         2,538
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)........ 2013   1.327       1.368       440,115

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.229       1.327       347,794
                                                                                   2011   1.204       1.229       332,770
                                                                                   2010   1.107       1.204       368,759
                                                                                   2009   0.929       1.107       447,744
                                                                                   2008   1.098       0.929       200,478
                                                                                   2007   1.052       1.098       180,965
                                                                                   2006   1.000       1.052        25,702
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)...... 2013   1.275       1.398     1,357,838
                                                                                   2012   1.157       1.275     1,346,351
                                                                                   2011   1.158       1.157     1,487,486
                                                                                   2010   1.051       1.158     1,494,445
                                                                                   2009   0.859       1.051     1,374,926
                                                                                   2008   1.109       0.859     1,572,585
                                                                                   2007   1.070       1.109     1,363,809
                                                                                   2006   1.000       1.070        99,260
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)...................... 2013   1.208       1.409     4,848,741
                                                                                   2012   1.079       1.208     4,921,137
                                                                                   2011   1.107       1.079     4,808,567
                                                                                   2010   0.989       1.107     4,765,998
                                                                                   2009   0.791       0.989     4,738,265
                                                                                   2008   1.121       0.791     5,929,292
                                                                                   2007   1.087       1.121     5,364,482
                                                                                   2006   1.000       1.087       160,226
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)........ 2013   1.142       1.403     2,856,847
                                                                                   2012   1.001       1.142     3,128,957
                                                                                   2011   1.052       1.001     2,991,247
                                                                                   2010   0.928       1.052     3,104,348
                                                                                   2009   0.727       0.928     3,568,201
                                                                                   2008   1.134       0.727     4,543,502
                                                                                   2007   1.105       1.134     4,050,840
                                                                                   2006   1.000       1.105        97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 2013   2.214       2.891       701,377
                                                                                   2012   1.935       2.214       698,925
                                                                                   2011   1.921       1.935       715,941
                                                                                   2010   1.692       1.921       697,013
                                                                                   2009   1.356       1.692     1,021,123
                                                                                   2008   2.180       1.356       824,665
                                                                                   2007   2.192       2.180       892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2013   2.396       2.813     1,340,382
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.005       2.746       283,372

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.418       1.467            --
                                                                                   2008   1.368       1.418       315,874
                                                                                   2007   1.273       1.368       228,125
                                                                                   2006   1.240       1.273       198,678
                                                                                   2005   1.224       1.240       155,217
                                                                                   2004   1.181       1.224       137,113
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.990       0.920            --
                                                                                   2007   0.908       0.990            --
                                                                                   2006   0.827       0.908         8,677
                                                                                   2005   0.780       0.827        15,111
                                                                                   2004   0.733       0.780        13,080
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.429       1.549            --
                                                                                   2006   1.132       1.429        45,624
                                                                                   2005   1.020       1.132        44,320
                                                                                   2004   0.888       1.020        38,611
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.995       2.134            --
                                                                                   2006   1.721       1.995       232,931
                                                                                   2005   1.626       1.721       146,395
                                                                                   2004   1.303       1.626        91,130
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.942       1.005            --
                                                                                   2005   0.876       0.942        47,271
                                                                                   2004   0.832       0.876        60,480
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.432       1.528            --
                                                                                   2005   1.443       1.432        19,865
                                                                                   2004   1.373       1.443        16,992
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.264       2.476            --
                                                                                   2005   2.037       2.264       371,108
                                                                                   2004   1.769       2.037       101,002
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.224       1.301            --
                                                                                   2005   1.105       1.224        20,460
                                                                                   2004   0.964       1.105        25,111
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.263       1.338            --

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
                                                                 2005   1.239       1.263       340,916
                                                                 2004   1.099       1.239       372,161
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)......... 2006   1.934       1.999            --
                                                                 2005   1.900       1.934     2,332,491
                                                                 2004   1.724       1.900     1,400,796
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................. 2006   1.183       1.280            --
                                                                 2005   1.124       1.183     1,774,906
                                                                 2004   1.000       1.124            --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.342       1.426            --
                                                                 2005   1.281       1.342       174,734
                                                                 2004   1.166       1.281       160,136
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.522       1.540            --
                                                                 2005   1.485       1.522       218,154
                                                                 2004   1.354       1.485       139,939
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.390       1.379            --
                                                                 2005   1.383       1.390       429,437
                                                                 2004   1.355       1.383       344,205
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.483       1.550            --
                                                                 2005   1.470       1.483       757,966
                                                                 2004   1.349       1.470     1,025,980
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.721       1.662            --
                                                                 2005   1.669       1.721       648,697
                                                                 2004   1.591       1.669       496,882
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.569       0.584            --
                                                                 2008   1.010       0.569         8,318
                                                                 2007   0.909       1.010         6,848
                                                                 2006   0.861       0.909         5,763
                                                                 2005   0.807       0.861        10,445
                                                                 2004   0.787       0.807        19,930


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.





       CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT MICC


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)....................... 2007   2.217       2.342            --
                                                                               2006   1.931       2.217       391,031
                                                                               2005   1.855       1.931       425,802
                                                                               2004   1.687       1.855       493,699
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............................ 2007   1.087       1.168            --
                                                                               2006   1.000       1.087       347,442
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)......................... 2006   0.847       0.892            --
                                                                               2005   0.806       0.847       398,147
                                                                               2004   0.767       0.806       396,007
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)................ 2008   0.930       0.889            --
                                                                               2007   0.802       0.930       109,960
                                                                               2006   0.786       0.802       238,818
                                                                               2005   0.735       0.786       164,175
                                                                               2004   0.692       0.735       174,046
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)..................... 2013   1.826       2.345     1,550,822
                                                                               2012   1.499       1.826     2,004,861
                                                                               2011   1.655       1.499     3,069,218
                                                                               2010   1.490       1.655     2,735,685
                                                                               2009   1.053       1.490     1,876,048
                                                                               2008   1.720       1.053     1,242,629
                                                                               2007   1.507       1.720       912,511
                                                                               2006   1.259       1.507     1,716,847
                                                                               2005   1.110       1.259       772,016
                                                                               2004   1.000       1.110       554,952
 American Funds Growth Subaccount (Class 2) (5/04)............................ 2013   1.567       2.027     2,778,224
                                                                               2012   1.337       1.567     3,190,950
                                                                               2011   1.406       1.337     4,214,472
                                                                               2010   1.191       1.406     4,328,492
                                                                               2009   0.860       1.191     3,306,607
                                                                               2008   1.544       0.860     2,766,884
                                                                               2007   1.382       1.544     2,785,664
                                                                               2006   1.262       1.382     4,514,556
                                                                               2005   1.092       1.262     1,634,839
                                                                               2004   1.000       1.092     1,211,258
 American Funds Growth-Income Subaccount (Class 2) (5/04)..................... 2013   1.387       1.840     1,531,460
                                                                               2012   1.188       1.387     1,847,248
                                                                               2011   1.217       1.188     2,709,698
                                                                               2010   1.099       1.217     2,252,078
                                                                               2009   0.842       1.099     1,552,987
                                                                               2008   1.363       0.842     1,185,410
                                                                               2007   1.306       1.363     1,330,289
                                                                               2006   1.140       1.306     2,430,345
                                                                               2005   1.084       1.140     1,347,653
                                                                               2004   1.000       1.084       840,008
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................. 2006   2.329       2.312            --
                                                                               2005   1.982       2.329     3,178,807
                                                                               2004   1.668       1.982     3,007,532
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)....................... 2007   3.090       3.248            --
                                                                               2006   2.346       3.090       242,036
                                                                               2005   1.845       2.346        81,085
                                                                               2004   1.485       1.845       101,326
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)......................... 2006   2.603       3.432            --
                                                                               2005   2.444       2.603       732,600
                                                                               2004   1.871       2.444       725,473
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)..... 2013   3.443       4.569       217,744

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   3.041       3.443       290,183
                                                                                       2011   3.100       3.041       371,122
                                                                                       2010   2.358       3.100       559,517
                                                                                       2009   1.799       2.358       437,604
                                                                                       2008   2.582       1.799       391,923
                                                                                       2007   2.781       2.582       418,349
                                                                                       2006   2.408       2.781     1,618,529
                                                                                       2005   2.214       2.408     1,142,341
                                                                                       2004   1.834       2.214       890,056
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.415       1.358            --
                                                                                       2007   1.329       1.415       367,420
                                                                                       2006   1.147       1.329       729,558
                                                                                       2005   1.106       1.147       470,417
                                                                                       2004   1.059       1.106       461,716
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.723       1.632            --
                                                                                       2007   1.949       1.723       854,724
                                                                                       2006   1.889       1.949     1,750,689
                                                                                       2005   1.797       1.889     1,323,461
                                                                                       2004   1.623       1.797     1,353,337
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.780       1.870            --
                                                                                       2006   1.669       1.780        48,905
                                                                                       2005   1.613       1.669        48,905
                                                                                       2004   1.539       1.613        71,906
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.857       2.418     3,479,929
                                                                                       2012   1.609       1.857     4,080,504
                                                                                       2011   1.665       1.609     5,678,027
                                                                                       2010   1.432       1.665     5,177,190
                                                                                       2009   1.064       1.432     4,323,092
                                                                                       2008   1.867       1.064     3,733,850
                                                                                       2007   1.601       1.867     3,698,163
                                                                                       2006   1.446       1.601     8,304,547
                                                                                       2005   1.247       1.446     7,103,809
                                                                                       2004   1.089       1.247     5,358,276
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.520       2.089        24,844
                                                                                       2012   1.251       1.520        60,314
                                                                                       2011   1.294       1.251        68,707
                                                                                       2010   1.104       1.294       104,921
                                                                                       2009   0.818       1.104       100,461
                                                                                       2008   1.403       0.818        88,755
                                                                                       2007   1.322       1.403        48,915
                                                                                       2006   1.169       1.322       146,543
                                                                                       2005   0.974       1.169        74,681
                                                                                       2004   0.968       0.974        54,968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.361       3.007        42,878
                                                                                       2012   2.024       2.361        51,226
                                                                                       2011   2.017       2.024        61,065
                                                                                       2010   1.762       2.017        56,240
                                                                                       2009   1.362       1.762        53,238
                                                                                       2008   2.389       1.362       146,959
                                                                                       2007   2.367       2.389       138,732
                                                                                       2006   1.981       2.367       169,656
                                                                                       2005   1.882       1.981       138,209
                                                                                       2004   1.698       1.882       149,510
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 2008   2.225       2.048            --
                                                                                       2007   1.763       2.225       290,247
                                                                                       2006   1.660       1.763       275,368
                                                                                       2005   1.578       1.660       313,797
                                                                                       2004   1.536       1.578       375,289
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 2013   1.899       2.000            --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.672       1.899            --
                                                                                   2011   1.617       1.672         1,867
                                                                                   2010   1.429       1.617        34,927
                                                                                   2009   0.999       1.429        34,927
                                                                                   2008   1.339       0.999        37,512
                                                                                   2007   1.311       1.339        37,524
                                                                                   2006   1.186       1.311        37,524
                                                                                   2005   1.161       1.186        37,524
                                                                                   2004   1.066       1.161        37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.544       3.436     1,564,598
                                                                                   2012   2.234       2.544     1,879,494
                                                                                   2011   2.521       2.234     2,584,570
                                                                                   2010   1.973       2.521     2,275,753
                                                                                   2009   1.420       1.973     1,786,511
                                                                                   2008   2.366       1.420     1,535,912
                                                                                   2007   2.064       2.366     1,743,249
                                                                                   2006   1.847       2.064     5,803,109
                                                                                   2005   1.574       1.847     5,046,318
                                                                                   2004   1.270       1.574     3,259,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.483       1.745            --
                                                                                   2005   1.350       1.483     1,665,669
                                                                                   2004   1.205       1.350     1,066,543
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.262       2.228       166,678
                                                                                   2012   2.011       2.262       199,065
                                                                                   2011   2.404       2.011       189,511
                                                                                   2010   2.057       2.404       212,374
                                                                                   2009   1.199       2.057       209,376
                                                                                   2008   2.550       1.199       387,232
                                                                                   2007   1.992       2.550       317,595
                                                                                   2006   1.565       1.992       413,332
                                                                                   2005   1.235       1.565       311,013
                                                                                   2004   1.000       1.235       100,959
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.596       1.950       358,682
                                                                                   2012   1.358       1.596       354,335
                                                                                   2011   1.528       1.358       383,587
                                                                                   2010   1.418       1.528       393,940
                                                                                   2009   1.041       1.418       429,606
                                                                                   2008   1.757       1.041       350,061
                                                                                   2007   1.531       1.757       451,650
                                                                                   2006   1.268       1.531     1,114,119
                                                                                   2005   1.158       1.268       640,891
                                                                                   2004   1.000       1.158       272,618
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   2.548       2.706            --
                                                                                   2006   2.112       2.548       232,359
                                                                                   2005   2.046       2.112       147,663
                                                                                   2004   1.775       2.046       121,205
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.187       2.568            --
                                                                                   2005   2.017       2.187       556,302
                                                                                   2004   1.746       2.017       515,737
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.220       1.477            --
                                                                                   2005   1.127       1.220       528,621
                                                                                   2004   1.000       1.127        94,386
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   2.088       2.141            --
                                                                                   2005   2.073       2.088       487,875
                                                                                   2004   1.917       2.073       457,164
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.164       1.207            --
                                                                                   2005   1.088       1.164     2,073,047
                                                                                   2004   1.011       1.088     2,094,227
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2013   1.529       2.007       243,706

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.315       1.529       271,968
                                                                                  2011   1.345       1.315       469,253
                                                                                  2010   1.078       1.345       450,604
                                                                                  2009   0.751       1.078       383,306
                                                                                  2008   1.346       0.751       354,214
                                                                                  2007   1.112       1.346       424,858
                                                                                  2006   0.987       1.112       847,311
                                                                                  2005   0.887       0.987       733,827
                                                                                  2004   0.740       0.887       775,607
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.929       1.183        60,230
                                                                                  2012   0.780       0.929        76,860
                                                                                  2011   0.913       0.780        99,145
                                                                                  2010   0.795       0.913        87,463
                                                                                  2009   0.582       0.795       198,279
                                                                                  2008   1.060       0.582       350,259
                                                                                  2007   0.976       1.060       495,129
                                                                                  2006   0.832       0.976     1,314,948
                                                                                  2005   0.793       0.832     1,293,969
                                                                                  2004   0.763       0.793     1,355,881
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.166       1.320            --
                                                                                  2005   1.128       1.166       172,274
                                                                                  2004   1.000       1.128        53,428
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.007       1.075            --
                                                                                  2006   0.944       1.007         9,188
                                                                                  2005   0.893       0.944        13,859
                                                                                  2004   0.873       0.893        25,633
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
                                                                                  2007   1.116       1.126     2,013,129
                                                                                  2006   1.032       1.116     3,439,553
                                                                                  2005   0.930       1.032     1,964,545
                                                                                  2004   0.851       0.930     2,160,052
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
                                                                                  2007   1.298       1.306     1,331,029
                                                                                  2006   1.118       1.298       681,726
                                                                                  2005   1.073       1.118       635,740
                                                                                  2004   0.998       1.073       561,903
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.484       1.918       258,452
                                                                                  2012   1.288       1.484       246,424
                                                                                  2011   1.263       1.288       298,260
                                                                                  2010   1.128       1.263       300,382
                                                                                  2009   0.929       1.128       336,318
                                                                                  2008   1.322       0.929       343,279
                                                                                  2007   1.227       1.322       319,953
                                                                                  2006   1.075       1.227       280,494
                                                                                  2005   1.037       1.075       225,286
                                                                                  2004   0.959       1.037       197,045
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.983       1.072            --
                                                                                  2010   0.884       0.983        23,623
                                                                                  2009   0.728       0.884        24,242
                                                                                  2008   1.026       0.728        19,178
                                                                                  2007   0.970       1.026        19,159
                                                                                  2006   0.827       0.970        82,368
                                                                                  2005   0.834       0.827        82,624
                                                                                  2004   0.811       0.834        61,928
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.658       2.076        46,440

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2012   1.461       1.658        52,386
                                                                                         2011   1.362       1.461        28,342
                                                                                         2010   1.221       1.362        29,937
                                                                                         2009   0.999       1.221        21,190
                                                                                         2008   1.547       0.999        19,862
                                                                                         2007   1.529       1.547        17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............... 2013   1.948       2.669        83,114
                                                                                         2012   1.629       1.948        82,769
                                                                                         2011   1.649       1.629       166,723
                                                                                         2010   1.510       1.649       154,347
                                                                                         2009   1.067       1.510        74,119
                                                                                         2008   1.712       1.067        93,392
                                                                                         2007   1.636       1.712       138,898
                                                                                         2006   1.573       1.636       243,806
                                                                                         2005   1.504       1.573       289,180
                                                                                         2004   1.508       1.504       366,579
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2013   2.159       2.841       288,201
                                                                                         2012   1.865       2.159       488,434
                                                                                         2011   1.787       1.865       790,456
                                                                                         2010   1.643       1.787       783,808
                                                                                         2009   1.327       1.643       585,486
                                                                                         2008   2.074       1.327       604,312
                                                                                         2007   2.008       2.074     1,012,376
                                                                                         2006   1.709       2.008       504,118
                                                                                         2005   1.613       1.709       545,968
                                                                                         2004   1.471       1.613       599,717
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............... 2013   1.705       2.493       211,622
                                                                                         2012   1.437       1.705       369,677
                                                                                         2011   1.426       1.437       546,075
                                                                                         2010   1.146       1.426       470,162
                                                                                         2009   0.807       1.146       402,831
                                                                                         2008   1.370       0.807       347,536
                                                                                         2007   1.253       1.370       217,352
                                                                                         2006   1.117       1.253       875,141
                                                                                         2005   1.072       1.117       961,768
                                                                                         2004   0.937       1.072     1,020,306
 LMPVET Equity Index Subaccount (Class II) (5/99)....................................... 2009   0.709       0.693            --
                                                                                         2008   1.141       0.709     4,140,312
                                                                                         2007   1.094       1.141     4,736,684
                                                                                         2006   0.956       1.094     7,044,296
                                                                                         2005   0.923       0.956     5,040,773
                                                                                         2004   0.842       0.923     4,920,344
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97).... 2011   1.135       1.226            --
                                                                                         2010   1.101       1.135        95,905
                                                                                         2009   0.861       1.101        84,537
                                                                                         2008   1.531       0.861        89,068
                                                                                         2007   1.449       1.531       176,856
                                                                                         2006   1.158       1.449       162,942
                                                                                         2005   1.043       1.158       255,434
                                                                                         2004   0.890       1.043       231,552
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................. 2013   2.254       2.660       114,854
                                                                                         2012   2.048       2.254       112,453
                                                                                         2011   2.061       2.048       111,826
                                                                                         2010   1.849       2.061       110,723
                                                                                         2009   1.514       1.849       123,343
                                                                                         2008   2.036       1.514        78,316
                                                                                         2007   1.847       2.036       130,963
                                                                                         2006   1.726       1.847       401,523
                                                                                         2005   1.663       1.726       401,078
                                                                                         2004   1.575       1.663       410,937
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.061       1.051            --
                                                                                         2010   0.977       1.061        26,071
                                                                                         2009   0.837       0.977        62,855
                                                                                         2008   1.069       0.837        59,470
                                                                                         2007   1.061       1.069        64,549
                                                                                         2006   1.025       1.061        23,302
                                                                                         2005   1.007       1.025        77,851
                                                                                         2004   1.002       1.007        20,413

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............ 2013   2.414       2.621        24,862
                                                                          2012   2.061       2.414        21,055
                                                                          2011   2.024       2.061        32,924
                                                                          2010   1.746       2.024        36,777
                                                                          2009   1.098       1.746        30,623
                                                                          2008   1.578       1.098        46,937
                                                                          2007   1.583       1.578        52,111
                                                                          2006   1.435       1.583        81,352
                                                                          2005   1.407       1.435        62,659
                                                                          2004   1.281       1.407        78,885
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.419       1.416            --
                                                                          2009   1.424       1.419            58
                                                                          2008   1.397       1.424     1,026,538
                                                                          2007   1.339       1.397       238,696
                                                                          2006   1.288       1.339       261,916
                                                                          2005   1.260       1.288        45,638
                                                                          2004   1.257       1.260        35,778
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.230       2.347            --
                                                                          2006   1.899       2.230     1,637,520
                                                                          2005   1.836       1.899     1,691,857
                                                                          2004   1.706       1.836     1,808,280
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.488       1.535            --
                                                                          2006   1.330       1.488        16,137
                                                                          2005   1.295       1.330        13,795
                                                                          2004   1.198       1.295        20,280
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.913       2.017            --
                                                                          2006   1.627       1.913     3,257,332
                                                                          2005   1.537       1.627     3,231,849
                                                                          2004   1.398       1.537     3,173,539
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.333       1.427            --
                                                                          2006   1.187       1.333       424,031
                                                                          2005   1.139       1.187       458,883
                                                                          2004   0.991       1.139       485,743
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.331       1.387            --
                                                                          2006   1.141       1.331       938,693
                                                                          2005   1.112       1.141       676,218
                                                                          2004   1.000       1.112       118,943
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.400       1.548           683
                                                                          2006   1.255       1.400       529,247
                                                                          2005   1.166       1.255       348,775
                                                                          2004   1.000       1.166       145,040
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.968       2.037            --
                                                                          2005   1.907       1.968     3,755,343
                                                                          2004   1.753       1.907     3,701,526
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.609       2.522            --
                                                                          2007   2.475       2.609       467,961
                                                                          2006   2.581       2.475     1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.363       2.581       787,944
                                                                          2012   2.033       2.363       973,227
                                                                          2011   1.993       2.033     1,126,789
                                                                          2010   1.725       1.993     1,313,771
                                                                          2009   1.178       1.725       963,309
                                                                          2008   1.561       1.178       822,732
                                                                          2007   1.528       1.561       863,101
                                                                          2006   1.440       1.528       170,973
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.446       1.522            --
                                                                          2006   1.357       1.446       178,204
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.421       1.896        50,660

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.260
                                                                                           2011   1.265
                                                                                           2010   1.130
                                                                                           2009   0.954
                                                                                           2008   1.531
                                                                                           2007   1.509
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.109
                                                                                           2012   0.883
                                                                                           2011   0.938
                                                                                           2010   0.812
                                                                                           2009   0.604
                                                                                           2008   1.040
                                                                                           2007   1.228
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.122
                                                                                           2012   2.557
                                                                                           2011   2.776
                                                                                           2010   2.546
                                                                                           2009   1.789
                                                                                           2008   3.094
                                                                                           2007   2.386
                                                                                           2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
                                                                                           2007   1.519
                                                                                           2006   1.369
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2013   1.460
                                                                                           2012   1.281
                                                                                           2011   1.338
                                                                                           2010   1.072
                                                                                           2009   0.852
                                                                                           2008   1.401
                                                                                           2007   1.532
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.565



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.421        36,638
                                                                                           1.260        32,311
                                                                                           1.265       107,948
                                                                                           1.130         2,953
                                                                                           0.954        14,770
                                                                                           1.531       128,068
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.144       916,710
                                                                                           1.109     1,221,078
                                                                                           0.883     1,353,015
                                                                                           0.938     1,375,066
                                                                                           0.812     1,220,900
                                                                                           0.604     1,101,186
                                                                                           1.040     1,321,364
                                                                                           1.228     2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.007     3,405,847
                                                                                           3.122     3,624,544
                                                                                           2.557     4,592,561
                                                                                           2.776     4,426,605
                                                                                           2.546     4,099,024
                                                                                           1.789     3,609,955
                                                                                           3.094     3,498,318
                                                                                           2.386     5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
                                                                                           1.497       276,579
                                                                                           1.519       402,379
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.891       127,930
                                                                                           1.460       155,462
                                                                                           1.281       159,576
                                                                                           1.338       184,167
                                                                                           1.072       186,511
                                                                                           0.852       162,716
                                                                                           1.401       217,540
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.186        25,614

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    1.328       1.565       23,532
                                                                                2011    1.348       1.328       14,554
                                                                                2010    1.072       1.348       31,634
                                                                                2009    0.804       1.072       34,852
                                                                                2008    1.317       0.804       31,883
                                                                                2007    1.189       1.317       27,162
                                                                                2006    1.190       1.189       40,123
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013    1.273       1.687       25,884
                                                                                2012    1.108       1.273       27,942
                                                                                2011    1.240       1.108        3,579
                                                                                2010    1.044       1.240       17,365
                                                                                2009    0.813       1.044       30,638
                                                                                2008    1.094       0.813       36,448
                                                                                2007    1.111       1.094       60,249
                                                                                2006    1.036       1.111       83,233
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009    1.703       1.690           --
                                                                                2008    2.292       1.703    1,040,406
                                                                                2007    2.168       2.292    1,708,065
                                                                                2006    2.037       2.168    4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011    0.696       0.742           --
                                                                                2010    0.652       0.696       14,550
                                                                                2009    0.476       0.652       10,962
                                                                                2008    0.906       0.476           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............... 2013    3.841       4.481       11,156
                                                                                2012    3.296       3.841       10,178
                                                                                2011    3.358       3.296        9,132
                                                                                2010    2.760       3.358        8,250
                                                                                2009    1.969       2.760        8,766
                                                                                2008    3.253       1.969      161,441
                                                                                2007    2.688       3.253      169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013    2.590       2.785       82,766
                                                                                2012    2.302       2.590       84,506
                                                                                2011    2.209       2.302       89,531
                                                                                2010    1.964       2.209      100,445
                                                                                2009    1.441       1.964      101,707
                                                                                2008    1.776       1.441      164,857
                                                                                2007    1.673       1.776      182,051
                                                                                2006    1.585       1.673      601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.651       0.621           --
                                                                                2008    1.142       0.651       38,830
                                                                                2007    1.027       1.142       39,331
                                                                                2006    1.033       1.027      173,133
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013    1.092       1.406      588,824
                                                                                2012    0.941       1.092      444,050
                                                                                2011    1.093       0.941      373,843
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.840      11.395           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.613       3.419       55,029
                                                                                2012    3.052       3.613       81,629
                                                                                2011    3.764       3.052       95,800
                                                                                2010    3.054       3.764      111,897
                                                                                2009    1.816       3.054      216,834
                                                                                2008    4.094       1.816      208,396
                                                                                2007    3.227       4.094      165,682
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.438       1.705      251,790
                                                                                2012    1.240       1.438      297,984
                                                                                2011    1.397       1.240      407,878
                                                                                2010    1.262       1.397      374,668
                                                                                2009    0.965       1.262      416,642
                                                                                2008    1.684       0.965      451,543
                                                                                2007    1.593       1.684      505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.650       2.881           --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012    2.525       2.650      429,948
                                                                          2011    2.677       2.525      527,129
                                                                          2010    2.185       2.677      496,271
                                                                          2009    1.603       2.185      514,501
                                                                          2008    1.103       1.603      445,991
                                                                          2007    1.237       1.103       12,283
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013    1.098       1.517       59,753
                                                                          2012    1.011       1.098       66,561
                                                                          2011    1.093       1.011      100,028
                                                                          2010    0.832       1.093      108,020
                                                                          2009    0.532       0.832       61,048
                                                                          2008    0.953       0.532       30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.917       1.034           --
                                                                          2011    0.932       0.917      321,699
                                                                          2010    0.855       0.932      279,044
                                                                          2009    0.597       0.855      248,181
                                                                          2008    1.059       0.597      348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013    1.180       1.495      470,321
                                                                          2012    0.977       1.180      504,363
                                                                          2011    1.071       0.977      485,285
                                                                          2010    0.927       1.071      547,136
                                                                          2009    0.665       0.927      523,869
                                                                          2008    1.122       0.665      733,293
                                                                          2007    1.060       1.122      925,817
                                                                          2006    0.996       1.060    1,099,185
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013    1.159       1.465    2,335,741
                                                                          2012    0.963       1.159    2,272,882
                                                                          2011    1.057       0.963    2,574,150
                                                                          2010    0.917       1.057    2,786,874
                                                                          2009    0.660       0.917    2,944,426
                                                                          2008    1.117       0.660    2,276,973
                                                                          2007    1.058       1.117    2,995,606
                                                                          2006    0.996       1.058    3,198,641
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2013    1.549       1.401      691,395
                                                                          2012    1.425       1.549    1,037,515
                                                                          2011    1.286       1.425      694,688
                                                                          2010    1.198       1.286      707,526
                                                                          2009    1.018       1.198      654,510
                                                                          2008    1.097       1.018      879,320
                                                                          2007    1.029       1.097       57,179
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013    2.065       2.014    3,186,971
                                                                          2012    1.901       2.065    5,255,625
                                                                          2011    1.854       1.901    6,897,380
                                                                          2010    1.724       1.854    5,348,047
                                                                          2009    1.537       1.724    2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013    1.682       2.225       91,623
                                                                          2012    1.530       1.682       99,137
                                                                          2011    1.613       1.530      106,516
                                                                          2010    1.396       1.613      181,948
                                                                          2009    1.134       1.396      208,590
                                                                          2008    1.698       1.134      161,779
                                                                          2007    1.627       1.698      167,853
                                                                          2006    1.503       1.627      276,112
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.129       1.250           --
                                                                          2006    1.065       1.129       11,663
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013    2.684       2.709      433,932
                                                                          2012    2.419       2.684      538,851
                                                                          2011    2.348       2.419      684,209
                                                                          2010    2.106       2.348      714,453
                                                                          2009    1.592       2.106      586,022
                                                                          2008    1.794       1.592      323,848
                                                                          2007    1.692       1.794      190,481
                                                                          2006    1.623       1.692      327,220
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2013   10.218      10.814           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013    1.088       1.447      568,818

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.928       1.088       665,101
                                                                            2011   0.972       0.928       692,178
                                                                            2010   0.836       0.972       843,204
                                                                            2009   0.710       0.836       838,176
                                                                            2008   1.121       0.710       887,147
                                                                            2007   1.085       1.121       988,521
                                                                            2006   1.001       1.085     3,522,600
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013   1.443       1.900     1,025,730
                                                                            2012   1.231       1.443     1,230,951
                                                                            2011   1.360       1.231     1,680,695
                                                                            2010   1.141       1.360     1,755,586
                                                                            2009   0.908       1.141     1,622,276
                                                                            2008   1.302       0.908     1,412,540
                                                                            2007   1.350       1.302     1,323,664
                                                                            2006   1.320       1.350       285,980
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762       1.830            --
                                                                            2006   1.700       1.762     1,089,845
                                                                            2005   1.675       1.700       764,679
                                                                            2004   1.610       1.675       742,031
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   2.000       2.159            --
                                                                            2006   1.591       2.000     1,663,353
                                                                            2005   1.396       1.591     1,025,647
                                                                            2004   1.223       1.396     1,014,954
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448       1.521            --
                                                                            2006   1.294       1.448     1,450,173
                                                                            2005   1.221       1.294       779,759
                                                                            2004   1.116       1.221       702,789
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907       1.916            --
                                                                            2006   1.688       1.907     1,380,843
                                                                            2005   1.583       1.688     1,192,206
                                                                            2004   1.386       1.583     1,129,046
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.377       2.308       466,638
                                                                            2012   2.302       2.377       564,487
                                                                            2011   2.154       2.302     1,164,754
                                                                            2010   2.043       2.154       924,433
                                                                            2009   1.954       2.043       841,340
                                                                            2008   1.855       1.954       809,872
                                                                            2007   1.828       1.855       799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   2.035       2.007       343,249
                                                                            2012   1.903       2.035       615,261
                                                                            2011   1.797       1.903       860,094
                                                                            2010   1.669       1.797       701,280
                                                                            2009   1.534       1.669       385,373
                                                                            2008   1.597       1.534       367,198
                                                                            2007   1.512       1.597       361,988
                                                                            2006   1.446       1.512       426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.353       1.805       705,131
                                                                            2012   1.190       1.353     1,020,932
                                                                            2011   1.315       1.190     1,624,034
                                                                            2010   1.104       1.315     1,335,805
                                                                            2009   0.871       1.104       807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.238       2.335            --
                                                                            2008   3.441       2.238            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   2.068       2.479       689,360
                                                                            2012   1.852       2.068       768,061
                                                                            2011   1.795       1.852     1,093,351
                                                                            2010   1.647       1.795     1,182,794
                                                                            2009   1.412       1.647     1,273,020
                                                                            2008   1.889       1.412        37,614
                                                                            2007   1.862       1.889        37,628
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.360       1.781       726,311

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.200       1.360       686,276
                                                                                    2011   1.183       1.200       622,195
                                                                                    2010   1.093       1.183       577,571
                                                                                    2009   0.990       1.093       553,093
                                                                                    2008   1.443       0.990        57,091
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   1.301       1.294     4,637,156
                                                                                    2012   1.309       1.301     5,027,198
                                                                                    2011   1.317       1.309     5,331,105
                                                                                    2010   1.325       1.317     6,929,273
                                                                                    2009   1.327       1.325     7,240,947
                                                                                    2008   1.298       1.327     6,489,414
                                                                                    2007   1.243       1.298     4,676,190
                                                                                    2006   1.208       1.243     6,745,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 2009   0.655       0.650            --
                                                                                    2008   1.102       0.655        97,511
                                                                                    2007   1.156       1.102        96,900
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.314       1.747       234,518
                                                                                    2012   1.172       1.314       289,203
                                                                                    2011   1.228       1.172       370,706
                                                                                    2010   1.103       1.228       380,539
                                                                                    2009   0.841       1.103       368,495
                                                                                    2008   1.353       0.841       324,641
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.810       0.848            --
                                                                                    2008   1.476       0.810       820,592
                                                                                    2007   1.429       1.476       886,897
                                                                                    2006   1.400       1.429     1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.589       1.754            --
                                                                                    2012   1.382       1.589       761,482
                                                                                    2011   1.483       1.382     1,141,787
                                                                                    2010   1.304       1.483     1,118,553
                                                                                    2009   1.078       1.304       912,029
                                                                                    2008   1.777       1.078       832,281
                                                                                    2007   1.718       1.777       987,838
                                                                                    2006   1.663       1.718     2,168,353
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.595       2.103        60,383
                                                                                    2012   1.447       1.595        58,097
                                                                                    2011   1.503       1.447        55,452
                                                                                    2010   1.313       1.503        78,418
                                                                                    2009   0.885       1.313        87,510
                                                                                    2008   1.641       0.885       166,185
                                                                                    2007   1.371       1.641       185,965
                                                                                    2006   1.395       1.371       370,903
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.999       1.361       385,728
                                                                                    2012   1.030       0.999       384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.909       1.044            --
                                                                                    2011   0.913       0.909        44,597
                                                                                    2010   0.825       0.913        46,826
                                                                                    2009   0.595       0.825        91,416
                                                                                    2008   0.892       0.595        88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   1.008       1.096            --
                                                                                    2010   0.877       1.008       652,513
                                                                                    2009   0.671       0.877       452,347
                                                                                    2008   1.133       0.671       353,152
                                                                                    2007   1.104       1.133       184,278
                                                                                    2006   1.000       1.104        68,049
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.378       1.429       317,837
                                                                                    2012   1.270       1.378       276,080
                                                                                    2011   1.237       1.270       105,207
                                                                                    2010   1.131       1.237       335,414
                                                                                    2009   0.944       1.131       230,078
                                                                                    2008   1.109       0.944       159,419
                                                                                    2007   1.057       1.109       116,509
                                                                                    2006   1.000       1.057        42,701
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.324       1.460       749,425

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012    1.195       1.324      668,656
                                                                                 2011    1.190       1.195      569,123
                                                                                 2010    1.073       1.190      943,691
                                                                                 2009    0.873       1.073      647,874
                                                                                 2008    1.120       0.873      554,788
                                                                                 2007    1.075       1.120      379,547
                                                                                 2006    1.000       1.075      341,858
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 2013   23.816      27.880           10
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 2013    1.255       1.472    3,018,608
                                                                                 2012    1.115       1.255    2,473,745
                                                                                 2011    1.137       1.115    2,288,618
                                                                                 2010    1.011       1.137    2,752,499
                                                                                 2009    0.804       1.011    1,815,955
                                                                                 2008    1.133       0.804    1,607,447
                                                                                 2007    1.092       1.133    1,362,538
                                                                                 2006    1.000       1.092      458,707
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 2013    1.186       1.466    1,779,260
                                                                                 2012    1.034       1.186    1,409,873
                                                                                 2011    1.081       1.034    1,205,580
                                                                                 2010    0.948       1.081    2,750,499
                                                                                 2009    0.739       0.948    2,516,836
                                                                                 2008    1.146       0.739    2,123,002
                                                                                 2007    1.110       1.146    2,019,152
                                                                                 2006    1.000       1.110      593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2013    2.421       3.178    1,961,035
                                                                                 2012    2.104       2.421    2,205,793
                                                                                 2011    2.078       2.104    2,985,130
                                                                                 2010    1.820       2.078    3,205,205
                                                                                 2009    1.450       1.820    3,424,479
                                                                                 2008    2.319       1.450    1,173,180
                                                                                 2007    2.323       2.319    1,244,922
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2013    2.620       3.093    2,105,540
                                                                                 2012    2.367       2.620    2,321,778
                                                                                 2011    2.330       2.367    2,608,318
                                                                                 2010    2.133       2.330    2,877,524
                                                                                 2009    1.813       2.133    2,873,547
                                                                                 2008    2.348       1.813    2,878,662
                                                                                 2007    2.268       2.348    3,607,412
                                                                                 2006    2.107       2.268    6,182,766
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2013    1.597       2.155      611,594
                                                                                 2012    1.378       1.597      260,281
                                                                                 2011    1.374       1.378      426,155
                                                                                 2010    1.241       1.374      269,028
                                                                                 2009    1.033       1.241      316,110
                                                                                 2008    1.540       1.033      335,922
                                                                                 2007    1.440       1.540      377,227
                                                                                 2006    1.294       1.440      431,997
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2013    1.726       2.091      653,976
                                                                                 2012    1.467       1.726      763,665
                                                                                 2011    1.687       1.467    1,017,526
                                                                                 2010    1.569       1.687    1,053,491
                                                                                 2009    1.226       1.569    1,082,312
                                                                                 2008    2.130       1.226    1,077,589
                                                                                 2007    2.180       2.130    1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2013    2.901       3.648      367,028
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................. 2013    2.192       3.020      556,896
                                                                                 2012    1.896       2.192      589,600
                                                                                 2011    1.989       1.896      746,055
                                                                                 2010    1.576       1.989      809,535
                                                                                 2009    1.258       1.576      769,787
                                                                                 2008    1.904       1.258      692,763
                                                                                 2007    1.958       1.904      673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013    1.800       2.483       35,410

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.526       1.800        19,728
                                                                                   2011   1.556       1.526        17,174
                                                                                   2010   1.341       1.556         6,522
                                                                                   2009   0.943       1.341         2,051
                                                                                   2008   1.535       0.943        18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.319       3.323       574,025
                                                                                   2012   2.013       2.319       518,324
                                                                                   2011   1.996       2.013       661,884
                                                                                   2010   1.491       1.996       600,423
                                                                                   2009   1.082       1.491       593,019
                                                                                   2008   1.635       1.082       683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290       2.385            --
                                                                                   2006   2.141       2.290       735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.224       2.197       208,259
                                                                                   2012   2.161       2.224       246,951
                                                                                   2011   2.057       2.161       286,013
                                                                                   2010   1.953       2.057       313,579
                                                                                   2009   1.880       1.953       374,483
                                                                                   2008   1.896       1.880       442,793
                                                                                   2007   1.825       1.896       351,999
                                                                                   2006   1.752       1.825       760,014
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.193       1.208            --
                                                                                   2005   1.167       1.193     4,050,881
                                                                                   2004   1.162       1.167     3,978,797
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.135       1.203            --
                                                                                   2005   1.080       1.135        17,479
                                                                                   2004   1.000       1.080         5,160
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.001       1.025            --
                                                                                   2006   1.000       1.001       233,636
                                                                                   2005   1.000       1.000        13,021
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.479       1.533            --
                                                                                   2008   1.420       1.479     1,631,914
                                                                                   2007   1.313       1.420       783,061
                                                                                   2006   1.272       1.313     2,580,553
                                                                                   2005   1.249       1.272     2,017,831
                                                                                   2004   1.198       1.249     1,808,655
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.027       0.956            --
                                                                                   2007   0.936       1.027        75,092
                                                                                   2006   0.848       0.936        69,420
                                                                                   2005   0.796       0.848        67,921
                                                                                   2004   0.744       0.796        71,306
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.474       1.601            --
                                                                                   2006   1.161       1.474     1,359,619
                                                                                   2005   1.041       1.161     1,294,451
                                                                                   2004   0.901       1.041     1,206,751
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.058       2.205            --
                                                                                   2006   1.765       2.058     1,819,487
                                                                                   2005   1.659       1.765     1,767,557
                                                                                   2004   1.322       1.659     1,856,242
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967       1.033            --
                                                                                   2005   0.894       0.967       156,849
                                                                                   2004   0.845       0.894       145,832
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483       1.585            --
                                                                                   2005   1.486       1.483       511,555
                                                                                   2004   1.407       1.486       473,032
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.356       2.581            --
                                                                                   2005   2.108       2.356     2,238,649
                                                                                   2004   1.821       2.108     2,198,288
 Travelers Equity Income Subaccount (7/97)........................................ 2006   1.578       1.663            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.519       1.578     2,235,482
                                                                          2004   1.391       1.519     2,075,369
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.400       1.440            --
                                                                          2005   1.373       1.400           501
                                                                          2004   1.252       1.373           176
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.622       1.685            --
                                                                          2005   1.549       1.622       390,996
                                                                          2004   1.410       1.549       457,493
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.354       1.400            --
                                                                          2005   1.253       1.354       816,919
                                                                          2004   1.184       1.253       795,132
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.274       1.357            --
                                                                          2005   1.144       1.274       180,104
                                                                          2004   0.993       1.144       157,515
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.314       1.395            --
                                                                          2005   1.283       1.314       383,071
                                                                          2004   1.131       1.283       405,733
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   2.035       2.107            --
                                                                          2005   1.988       2.035     3,410,646
                                                                          2004   1.794       1.988     2,807,363
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.194       1.294            --
                                                                          2005   1.128       1.194       115,971
                                                                          2004   1.000       1.128        75,452
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.188       1.369            --
                                                                          2005   1.092       1.188       263,280
                                                                          2004   0.949       1.092       167,658
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.412       1.503            --
                                                                          2005   1.340       1.412       213,115
                                                                          2004   1.213       1.340       303,851
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.009       1.065            --
                                                                          2005   1.000       1.009         2,859
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.602       1.623            --
                                                                          2005   1.554       1.602       218,148
                                                                          2004   1.409       1.554       144,266
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.454       1.446            --
                                                                          2005   1.440       1.454       325,404
                                                                          2004   1.402       1.440       316,329
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.560       1.633            --
                                                                          2005   1.538       1.560       622,816
                                                                          2004   1.404       1.538       669,603
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.030       1.190            --
                                                                          2005   1.000       1.030           749
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.036            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.811       1.752            --
                                                                          2005   1.746       1.811       786,487
                                                                          2004   1.655       1.746       754,697
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.086       1.057            --
                                                                          2008   1.702       1.086       216,838
                                                                          2007   1.753       1.702       245,445
                                                                          2006   1.520       1.753       285,286
                                                                          2005   1.469       1.520       116,311
                                                                          2004   1.258       1.469        96,505
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.593       0.610            --
                                                                          2008   1.048       0.593         3,421
                                                                          2007   0.938       1.048         3,421
                                                                          2006   0.884       0.938        46,218
                                                                          2005   0.824       0.884        32,816
                                                                          2004   0.799       0.824        28,823
Wells Fargo Variable Trust

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2013   2.370       2.704         1,365
                                                          2012   2.092       2.370         6,837
                                                          2011   2.269       2.092        31,592
                                                          2010   1.947       2.269        39,119
                                                          2009   1.223       1.947       202,527
                                                          2008   2.219       1.223        29,497
                                                          2007   2.248       2.219        27,265
                                                          2006   1.954       2.248       181,917
                                                          2005   1.687       1.954       185,374
                                                          2004   1.454       1.687       194,987





                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   2.172       2.293            --
                                                                       2006   1.895       2.172            --
                                                                       2005   1.825       1.895     1,552,335
                                                                       2004   1.663       1.825     1,690,996
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.086       1.166            --
                                                                       2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.839       0.883            --
                                                                       2005   0.800       0.839        42,257
                                                                       2004   0.763       0.800        77,434
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.917       0.877            --
                                                                       2007   0.793       0.917       128,916
                                                                       2006   0.779       0.793       107,961
                                                                       2005   0.729       0.779        54,699
                                                                       2004   0.688       0.729        93,510
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.795       2.300        58,786
                                                                       2012   1.476       1.795        43,491
                                                                       2011   1.633       1.476        61,935
                                                                       2010   1.473       1.633        68,332
                                                                       2009   1.044       1.473        69,361
                                                                       2008   1.708       1.044       120,682
                                                                       2007   1.499       1.708       123,531
                                                                       2006   1.255       1.499        78,462
                                                                       2005   1.109       1.255         8,379
                                                                       2004   1.000       1.109         8,379
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.540       1.988        80,589
                                                                       2012   1.317       1.540       182,911
                                                                       2011   1.387       1.317       253,411
                                                                       2010   1.178       1.387       233,275
                                                                       2009   0.852       1.178       222,115
                                                                       2008   1.532       0.852       167,479
                                                                       2007   1.375       1.532       197,035
                                                                       2006   1.258       1.375       182,381
                                                                       2005   1.091       1.258       119,350
                                                                       2004   1.000       1.091            --
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2013   1.363       1.805       101,424
                                                                       2012   1.170       1.363       108,938
                                                                       2011   1.201       1.170       118,697
                                                                       2010   1.086       1.201       135,008
                                                                       2009   0.834       1.086       123,680
                                                                       2008   1.353       0.834        97,490
                                                                       2007   1.299       1.353       101,446
                                                                       2006   1.136       1.299        87,077
                                                                       2005   1.082       1.136        37,529
                                                                       2004   1.000       1.082           373
Capital Appreciation Fund

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Capital Appreciation Fund (1/97)..................................................... 2006   2.286       2.268            --
                                                                                       2005   1.950       2.286     5,433,855
                                                                                       2004   1.644       1.950     5,510,261
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   3.040       3.193            --
                                                                                       2006   2.312       3.040       239,778
                                                                                       2005   1.822       2.312       250,748
                                                                                       2004   1.470       1.822       247,726
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.567       3.378            --
                                                                                       2005   2.415       2.567       296,129
                                                                                       2004   1.853       2.415       295,879
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............. 2013   3.346       4.431       280,891
                                                                                       2012   2.961       3.346       320,646
                                                                                       2011   3.025       2.961       374,903
                                                                                       2010   2.305       3.025       397,309
                                                                                       2009   1.763       2.305       393,993
                                                                                       2008   2.534       1.763       377,676
                                                                                       2007   2.736       2.534       445,402
                                                                                       2006   2.373       2.736       448,108
                                                                                       2005   2.186       2.373       944,746
                                                                                       2004   1.814       2.186       977,812
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.388       1.332            --
                                                                                       2007   1.306       1.388     4,769,937
                                                                                       2006   1.131       1.306     5,398,065
                                                                                       2005   1.092       1.131     6,399,684
                                                                                       2004   1.048       1.092     7,461,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.691       1.601            --
                                                                                       2007   1.917       1.691     1,694,486
                                                                                       2006   1.862       1.917     1,787,672
                                                                                       2005   1.774       1.862     2,255,092
                                                                                       2004   1.606       1.774     2,350,402
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.744       1.830            --
                                                                                       2006   1.638       1.744            --
                                                                                       2005   1.587       1.638     1,369,326
                                                                                       2004   1.517       1.587     1,480,270
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.814       2.357       745,118
                                                                                       2012   1.575       1.814       873,350
                                                                                       2011   1.633       1.575       979,830
                                                                                       2010   1.408       1.633     1,034,999
                                                                                       2009   1.048       1.408     1,169,601
                                                                                       2008   1.842       1.048     1,169,357
                                                                                       2007   1.583       1.842     1,010,307
                                                                                       2006   1.432       1.583     1,003,656
                                                                                       2005   1.238       1.432       875,070
                                                                                       2004   1.083       1.238       840,729
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.485       2.037        38,801
                                                                                       2012   1.225       1.485        31,972
                                                                                       2011   1.270       1.225        26,834
                                                                                       2010   1.085       1.270        40,243
                                                                                       2009   0.805       1.085        39,370
                                                                                       2008   1.384       0.805        43,976
                                                                                       2007   1.307       1.384        37,548
                                                                                       2006   1.158       1.307        55,352
                                                                                       2005   0.967       1.158        33,158
                                                                                       2004   0.962       0.967        39,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.285       2.905            --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.964       2.285            --
                                                                                   2011   1.960       1.964            --
                                                                                   2010   1.716       1.960            --
                                                                                   2009   1.329       1.716            --
                                                                                   2008   2.335       1.329            --
                                                                                   2007   2.319       2.335            79
                                                                                   2006   1.945       2.319            79
                                                                                   2005   1.852       1.945     2,120,920
                                                                                   2004   1.674       1.852     2,302,232
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 2008   2.175       2.001            --
                                                                                   2007   1.727       2.175           142
                                                                                   2006   1.629       1.727           142
                                                                                   2005   1.552       1.629     3,378,817
                                                                                   2004   1.514       1.552     3,845,340
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 2013   1.838       1.932            --
                                                                                   2012   1.622       1.838            --
                                                                                   2011   1.572       1.622            --
                                                                                   2010   1.392       1.572            --
                                                                                   2009   0.975       1.392            --
                                                                                   2008   1.310       0.975            --
                                                                                   2007   1.284       1.310            --
                                                                                   2006   1.164       1.284            --
                                                                                   2005   1.142       1.164       187,401
                                                                                   2004   1.051       1.142       256,356
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.486       3.350       792,885
                                                                                   2012   2.187       2.486       673,835
                                                                                   2011   2.473       2.187       824,587
                                                                                   2010   1.939       2.473       926,233
                                                                                   2009   1.399       1.939       868,005
                                                                                   2008   2.334       1.399       778,711
                                                                                   2007   2.040       2.334       682,204
                                                                                   2006   1.830       2.040       653,948
                                                                                   2005   1.563       1.830       524,518
                                                                                   2004   1.264       1.563       473,022
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.475       1.732            --
                                                                                   2005   1.345       1.475        37,259
                                                                                   2004   1.204       1.345        35,258
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.223       2.185        49,596
                                                                                   2012   1.980       2.223        46,457
                                                                                   2011   2.372       1.980        40,539
                                                                                   2010   2.034       2.372        34,292
                                                                                   2009   1.188       2.034        15,493
                                                                                   2008   2.532       1.188        13,032
                                                                                   2007   1.982       2.532        63,148
                                                                                   2006   1.559       1.982        48,998
                                                                                   2005   1.234       1.559            78
                                                                                   2004   1.000       1.234            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.568       1.913        57,348
                                                                                   2012   1.337       1.568       100,488
                                                                                   2011   1.508       1.337        90,811
                                                                                   2010   1.402       1.508        95,027
                                                                                   2009   1.032       1.402       111,986
                                                                                   2008   1.744       1.032        41,486
                                                                                   2007   1.523       1.744        47,238
                                                                                   2006   1.264       1.523        30,802
                                                                                   2005   1.156       1.264        17,385
                                                                                   2004   1.000       1.156         7,482
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   2.497       2.649            --
                                                                                   2006   2.073       2.497            --
                                                                                   2005   2.012       2.073       373,925
                                                                                   2004   1.750       2.012       356,823
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.147       2.517            --
                                                                                   2005   1.984       2.147     1,139,783
                                                                                   2004   1.721       1.984     1,180,397
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.216       1.469            --

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2005   1.126       1.216        90,279
                                                                                 2004   1.000       1.126        12,517
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................... 2006   2.049       2.101            --
                                                                                 2005   2.039       2.049       681,925
                                                                                 2004   1.890       2.039       727,263
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)........................ 2006   1.153       1.195            --
                                                                                 2005   1.080       1.153       208,490
                                                                                 2004   1.005       1.080       228,246
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)...................... 2013   1.494       1.957       178,610
                                                                                 2012   1.287       1.494       113,604
                                                                                 2011   1.319       1.287       117,567
                                                                                 2010   1.060       1.319       144,776
                                                                                 2009   0.740       1.060       126,535
                                                                                 2008   1.328       0.740        96,775
                                                                                 2007   1.099       1.328       163,043
                                                                                 2006   0.978       1.099       146,078
                                                                                 2005   0.880       0.978       128,612
                                                                                 2004   0.736       0.880       134,271
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)................. 2013   0.908       1.154        52,881
                                                                                 2012   0.764       0.908        57,658
                                                                                 2011   0.895       0.764        71,744
                                                                                 2010   0.781       0.895       157,931
                                                                                 2009   0.573       0.781       151,838
                                                                                 2008   1.046       0.573       234,801
                                                                                 2007   0.965       1.046       185,888
                                                                                 2006   0.824       0.965       180,791
                                                                                 2005   0.787       0.824       182,884
                                                                                 2004   0.759       0.787       201,672
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04).................................. 2006   1.162       1.314            --
                                                                                 2005   1.127       1.162         4,680
                                                                                 2004   1.000       1.127           781
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)...................... 2007   0.996       1.063            --
                                                                                 2006   0.935       0.996        41,797
                                                                                 2005   0.887       0.935        43,968
                                                                                 2004   0.869       0.887        53,043
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.301       1.908       798,330
                                                                                 2012   1.105       1.301       818,588
                                                                                 2011   1.087       1.105       900,024
                                                                                 2010   0.877       1.087     1,110,105
                                                                                 2009   0.657       0.877     1,203,747
                                                                                 2008   1.111       0.657     1,460,329
                                                                                 2007   1.103       1.111     1,861,761
                                                                                 2006   1.022       1.103     2,035,461
                                                                                 2005   0.923       1.022     2,067,086
                                                                                 2004   0.846       0.923     2,306,943
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2013   1.278       1.675       946,918
                                                                                 2012   1.120       1.278       997,587
                                                                                 2011   1.204       1.120     1,014,699
                                                                                 2010   1.041       1.204     1,134,861
                                                                                 2009   0.811       1.041     1,279,307
                                                                                 2008   1.289       0.811     1,554,778
                                                                                 2007   1.283       1.289     1,950,355
                                                                                 2006   1.107       1.283       842,881
                                                                                 2005   1.065       1.107       911,292
                                                                                 2004   0.992       1.065     1,099,073
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.450       1.870       135,184

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.260
                                                                                           2011   1.238
                                                                                           2010   1.108
                                                                                           2009   0.915
                                                                                           2008   1.305
                                                                                           2007   1.213
                                                                                           2006   1.065
                                                                                           2005   1.029
                                                                                           2004   0.954
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 2011   0.964
                                                                                           2010   0.869
                                                                                           2009   0.717
                                                                                           2008   1.012
                                                                                           2007   0.959
                                                                                           2006   0.819
                                                                                           2005   0.828
                                                                                           2004   0.807
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
                                                                                           2004   1.492
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
                                                                                           2004   1.455
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
                                                                                           2004   0.932
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
                                                                                           2007   1.078
                                                                                           2006   0.944
                                                                                           2005   0.912
                                                                                           2004   0.834
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
                                                                                           2004   0.877



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.450       123,849
                                                                                           1.260       126,706
                                                                                           1.238       138,304
                                                                                           1.108       128,557
                                                                                           0.915       123,669
                                                                                           1.305       158,562
                                                                                           1.213       165,780
                                                                                           1.065       146,476
                                                                                           1.029       330,800
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 1.050            --
                                                                                           0.964        88,598
                                                                                           0.869        92,353
                                                                                           0.717        83,877
                                                                                           1.012        80,250
                                                                                           0.959        76,007
                                                                                           0.819        27,471
                                                                                           0.828        37,131
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
                                                                                           1.485     1,743,036
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
                                                                                           1.593       565,592
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
                                                                                           1.064        42,130
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
                                                                                           1.122     5,110,031
                                                                                           1.078     5,081,450
                                                                                           0.944     5,331,880
                                                                                           0.912     5,804,754
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
                                                                                           1.026     1,767,015

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........ 2013   2.182       2.569       261,427
                                                                                2012   1.987       2.182       310,965
                                                                                2011   2.003       1.987       357,833
                                                                                2010   1.800       2.003       401,515
                                                                                2009   1.477       1.800       470,872
                                                                                2008   1.991       1.477       486,894
                                                                                2007   1.810       1.991       552,507
                                                                                2006   1.694       1.810       595,003
                                                                                2005   1.636       1.694       755,351
                                                                                2004   1.552       1.636       907,516
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 2011   1.045       1.035            --
                                                                                2010   0.965       1.045        43,466
                                                                                2009   0.828       0.965        59,069
                                                                                2008   1.059       0.828            --
                                                                                2007   1.054       1.059            --
                                                                                2006   1.020       1.054            --
                                                                                2005   1.005       1.020            --
                                                                                2004   1.001       1.005            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96).................. 2013   2.337       2.532       100,217
                                                                                2012   1.999       2.337       106,077
                                                                                2011   1.968       1.999       110,910
                                                                                2010   1.701       1.968       126,578
                                                                                2009   1.072       1.701       296,572
                                                                                2008   1.543       1.072       178,560
                                                                                2007   1.551       1.543       183,374
                                                                                2006   1.409       1.551       202,593
                                                                                2005   1.384       1.409       255,339
                                                                                2004   1.263       1.384       289,938
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................. 2010   1.382       1.378            --
                                                                                2009   1.390       1.382       126,643
                                                                                2008   1.365       1.390        84,653
                                                                                2007   1.312       1.365        56,007
                                                                                2006   1.264       1.312        67,656
                                                                                2005   1.239       1.264       480,686
                                                                                2004   1.238       1.239       467,624
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................... 2007   2.194       2.308            --
                                                                                2006   1.872       2.194       774,965
                                                                                2005   1.814       1.872       876,893
                                                                                2004   1.688       1.814       994,556
 LMPVPI Total Return Subaccount (Class I) (9/98)............................... 2007   1.463       1.509            --
                                                                                2006   1.310       1.463        92,054
                                                                                2005   1.278       1.310        83,926
                                                                                2004   1.185       1.278        80,303
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).................................... 2007   1.874       1.975            --
                                                                                2006   1.597       1.874         4,956
                                                                                2005   1.512       1.597       279,796
                                                                                2004   1.378       1.512       307,347
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............. 2007   1.318       1.410            --
                                                                                2006   1.176       1.318        30,084
                                                                                2005   1.130       1.176        28,961
                                                                                2004   0.986       1.130        33,390
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).................... 2007   1.323       1.379            --
                                                                                2006   1.138       1.323        27,510
                                                                                2005   1.111       1.138        22,794
                                                                                2004   1.000       1.111        22,529
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)........................ 2007   1.392       1.539            --
                                                                                2006   1.251       1.392        24,859
                                                                                2005   1.165       1.251        16,831
                                                                                2004   1.000       1.165         3,684
Managed Assets Trust
 Managed Assets Trust (3/97)................................................... 2006   1.932       1.999            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2005   1.876
                                                                                           2004   1.728
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.501
                                                                                           2006   1.416
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.423
                                                                                           2006   1.336
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.382
                                                                                           2012   1.227
                                                                                           2011   1.234
                                                                                           2010   1.105
                                                                                           2009   0.935
                                                                                           2008   1.503
                                                                                           2007   1.483
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.687



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.932     2,925,625
                                                                                           1.876     3,344,096
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
                                                                                           1.501         8,875
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.496            --
                                                                                           1.423       478,768
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.839       241,202
                                                                                           1.382       276,003
                                                                                           1.227       335,282
                                                                                           1.234       388,161
                                                                                           1.105       436,974
                                                                                           0.935       412,186
                                                                                           1.503       460,523
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.189       629,412

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.314       1.687      658,953
                                                                            2011    1.539       1.314      631,730
                                                                            2010    1.330       1.539      750,109
                                                                            2009    0.862       1.330      757,256
                                                                            2008    1.466       0.862      754,532
                                                                            2007    1.491       1.466      849,683
                                                                            2006    1.346       1.491      727,494
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013    1.774       2.383       92,501
                                                                            2012    1.509       1.774       21,917
                                                                            2011    1.544       1.509       25,264
                                                                            2010    1.355       1.544       19,392
                                                                            2009    1.080       1.355       13,794
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).................... 2013    1.435       1.855      146,908
                                                                            2012    1.261       1.435      149,033
                                                                            2011    1.320       1.261      264,062
                                                                            2010    1.060       1.320      191,893
                                                                            2009    0.845       1.060      181,879
                                                                            2008    1.390       0.845      127,758
                                                                            2007    1.523       1.390       78,940
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013    1.541       2.149        6,791
                                                                            2012    1.311       1.541        2,378
                                                                            2011    1.333       1.311          978
                                                                            2010    1.063       1.333          167
                                                                            2009    0.798       1.063           --
                                                                            2008    1.310       0.798           --
                                                                            2007    1.186       1.310           --
                                                                            2006    1.188       1.186           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013    1.256       1.661       19,560
                                                                            2012    1.095       1.256       13,741
                                                                            2011    1.228       1.095        6,118
                                                                            2010    1.036       1.228        2,457
                                                                            2009    0.809       1.036           --
                                                                            2008    1.090       0.809           --
                                                                            2007    1.110       1.090           --
                                                                            2006    1.035       1.110           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    1.662       1.648           --
                                                                            2008    2.241       1.662    1,402,647
                                                                            2007    2.124       2.241    1,802,979
                                                                            2006    1.999       2.124    1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011    0.689       0.734           --
                                                                            2010    0.647       0.689          636
                                                                            2009    0.473       0.647          849
                                                                            2008    0.902       0.473           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013    3.719       4.329           --
                                                                            2012    3.197       3.719           --
                                                                            2011    3.264       3.197           --
                                                                            2010    2.688       3.264           --
                                                                            2009    1.922       2.688           --
                                                                            2008    3.181       1.922           --
                                                                            2007    2.632       3.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013    2.522       2.706        3,394
                                                                            2012    2.246       2.522        6,794
                                                                            2011    2.160       2.246        6,125
                                                                            2010    1.924       2.160       25,786
                                                                            2009    1.414       1.924       22,337
                                                                            2008    1.747       1.414       22,931
                                                                            2007    1.648       1.747        6,247
                                                                            2006    1.564       1.648        5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009    0.641       0.611           --
                                                                            2008    1.127       0.641      796,158
                                                                            2007    1.015       1.127      892,684
                                                                            2006    1.022       1.015    1,009,228
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013    1.077       1.384    4,122,273
                                                                            2012    0.930       1.077    4,174,272
                                                                            2011    1.081       0.930    4,009,043
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 2013   10.829      11.369           --

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.512       3.317       135,404
                                                                                2012   2.973       3.512       121,243
                                                                                2011   3.673       2.973       118,155
                                                                                2010   2.986       3.673       163,240
                                                                                2009   1.779       2.986       155,305
                                                                                2008   4.020       1.779       138,295
                                                                                2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.405       1.662       688,149
                                                                                2012   1.214       1.405       835,491
                                                                                2011   1.370       1.214       919,063
                                                                                2010   1.240       1.370       414,854
                                                                                2009   0.950       1.240       567,735
                                                                                2008   1.662       0.950       518,681
                                                                                2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013   2.575       2.798            --
                                                                                2012   2.459       2.575       222,135
                                                                                2011   2.612       2.459       226,771
                                                                                2010   2.137       2.612       317,112
                                                                                2009   1.570       2.137       314,630
                                                                                2008   1.098       1.570       335,949
                                                                                2007   1.232       1.098            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.073       1.479         7,753
                                                                                2012   0.990       1.073         6,325
                                                                                2011   1.072       0.990         4,881
                                                                                2010   0.818       1.072        11,229
                                                                                2009   0.524       0.818        13,396
                                                                                2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.898       1.011            --
                                                                                2011   0.914       0.898        40,844
                                                                                2010   0.840       0.914        19,688
                                                                                2009   0.588       0.840         3,374
                                                                                2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.165       1.472            --
                                                                                2012   0.966       1.165            --
                                                                                2011   1.061       0.966            --
                                                                                2010   0.920       1.061            --
                                                                                2009   0.661       0.920            --
                                                                                2008   1.118       0.661            --
                                                                                2007   1.058       1.118            --
                                                                                2006   0.996       1.058            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.144       1.442       702,798
                                                                                2012   0.952       1.144       376,449
                                                                                2011   1.047       0.952       311,976
                                                                                2010   0.911       1.047       266,703
                                                                                2009   0.657       0.911       252,599
                                                                                2008   1.113       0.657       224,215
                                                                                2007   1.056       1.113       270,535
                                                                                2006   0.996       1.056       187,315
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2013   1.526       1.378        88,452
                                                                                2012   1.407       1.526        48,917
                                                                                2011   1.273       1.407        38,489
                                                                                2010   1.188       1.273        27,151
                                                                                2009   1.012       1.188           146
                                                                                2008   1.092       1.012            --
                                                                                2007   1.026       1.092            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   2.017       1.963       623,867
                                                                                2012   1.861       2.017       746,860
                                                                                2011   1.819       1.861       692,215
                                                                                2010   1.695       1.819       986,894
                                                                                2009   1.513       1.695     1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.628       2.150       216,269

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.484       1.628       224,371
                                                                            2011    1.568       1.484       268,870
                                                                            2010    1.360       1.568       315,749
                                                                            2009    1.106       1.360       305,700
                                                                            2008    1.660       1.106       285,979
                                                                            2007    1.594       1.660       314,468
                                                                            2006    1.475       1.594       314,010
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.126       1.246            --
                                                                            2006    1.064       1.126            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.598       2.617       144,065
                                                                            2012    2.346       2.598       204,538
                                                                            2011    2.282       2.346       205,706
                                                                            2010    2.051       2.282       289,517
                                                                            2009    1.553       2.051       343,687
                                                                            2008    1.754       1.553       306,265
                                                                            2007    1.658       1.754       518,301
                                                                            2006    1.592       1.658       501,145
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2013   10.218      10.799           127
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.074       1.425       524,200
                                                                            2012    0.917       1.074       288,782
                                                                            2011    0.963       0.917       338,768
                                                                            2010    0.830       0.963       356,299
                                                                            2009    0.707       0.830       401,545
                                                                            2008    1.118       0.707       405,252
                                                                            2007    1.083       1.118       525,124
                                                                            2006    1.001       1.083       535,116
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.418       1.864       230,924
                                                                            2012    1.212       1.418       308,692
                                                                            2011    1.342       1.212       335,134
                                                                            2010    1.128       1.342       373,183
                                                                            2009    0.900       1.128       381,485
                                                                            2008    1.292       0.900       394,187
                                                                            2007    1.343       1.292       372,815
                                                                            2006    1.314       1.343        14,421
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.727       1.789            --
                                                                            2006    1.668       1.727    19,361,845
                                                                            2005    1.648       1.668    21,982,579
                                                                            2004    1.587       1.648    22,087,466
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.960       2.112            --
                                                                            2006    1.562       1.960    12,173,343
                                                                            2005    1.373       1.562    17,425,745
                                                                            2004    1.205       1.373    18,423,024
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.419       1.488            --
                                                                            2006    1.271       1.419    23,515,817
                                                                            2005    1.201       1.271    30,646,741
                                                                            2004    1.100       1.201    31,136,353
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.868       1.874            --
                                                                            2006    1.657       1.868     8,612,652
                                                                            2005    1.557       1.657    11,665,174
                                                                            2004    1.366       1.557    12,192,341
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.301       2.230     1,876,784
                                                                            2012    2.232       2.301     2,237,594
                                                                            2011    2.093       2.232     2,438,991
                                                                            2010    1.990       2.093     2,724,405
                                                                            2009    1.907       1.990     3,101,195
                                                                            2008    1.814       1.907     4,013,665
                                                                            2007    1.788       1.814     5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013    1.974       1.943       148,288

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.850       1.974       149,519
                                                                        2011   1.750       1.850       144,927
                                                                        2010   1.628       1.750       247,765
                                                                        2009   1.499       1.628       255,792
                                                                        2008   1.565       1.499       265,936
                                                                        2007   1.484       1.565       308,286
                                                                        2006   1.421       1.484       368,636
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   2.002       2.395       781,560
                                                                        2012   1.796       2.002       863,177
                                                                        2011   1.744       1.796       970,067
                                                                        2010   1.604       1.744     1,111,066
                                                                        2009   1.378       1.604     1,294,596
                                                                        2008   1.847       1.378            --
                                                                        2007   1.823       1.847            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.265       1.255     1,951,321
                                                                        2012   1.275       1.265     1,452,020
                                                                        2011   1.285       1.275     1,337,454
                                                                        2010   1.295       1.285     1,449,295
                                                                        2009   1.300       1.295     1,691,763
                                                                        2008   1.274       1.300     1,960,772
                                                                        2007   1.223       1.274     1,871,487
                                                                        2006   1.189       1.223     2,214,862
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.277       1.694     2,573,273
                                                                        2012   1.141       1.277     2,888,276
                                                                        2011   1.198       1.141     3,131,196
                                                                        2010   1.078       1.198     3,497,472
                                                                        2009   0.824       1.078     3,633,309
                                                                        2008   1.327       0.824     3,950,051
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.740       1.053     1,716,197
                                                                        2007   1.686       1.740     2,249,824
                                                                        2006   1.634       1.686     2,560,360
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.890       1.020            --
                                                                                    2011    0.895       0.890        60,536
                                                                                    2010    0.811       0.895       127,942
                                                                                    2009    0.586       0.811       131,679
                                                                                    2008    0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.998       1.085            --
                                                                                    2010    0.870       0.998     4,286,903
                                                                                    2009    0.667       0.870     4,106,955
                                                                                    2008    1.129       0.667     3,721,661
                                                                                    2007    1.102       1.129     3,796,333
                                                                                    2006    1.000       1.102        81,479
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.359       1.406       190,581
                                                                                    2012    1.255       1.359       182,322
                                                                                    2011    1.225       1.255       134,156
                                                                                    2010    1.122       1.225       170,454
                                                                                    2009    0.939       1.122       219,536
                                                                                    2008    1.105       0.939       168,100
                                                                                    2007    1.055       1.105       125,379
                                                                                    2006    1.000       1.055         2,110
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.306       1.437     1,860,925
                                                                                    2012    1.181       1.306     2,295,330
                                                                                    2011    1.178       1.181     2,276,532
                                                                                    2010    1.065       1.178     2,646,337
                                                                                    2009    0.868       1.065     3,407,282
                                                                                    2008    1.116       0.868     2,960,835
                                                                                    2007    1.073       1.116     3,635,110
                                                                                    2006    1.000       1.073         5,857
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   23.213      27.138           151
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.238       1.449    12,788,678
                                                                                    2012    1.102       1.238    13,723,391
                                                                                    2011    1.126       1.102    14,564,765
                                                                                    2010    1.003       1.126    14,648,560
                                                                                    2009    0.799       1.003    17,633,812
                                                                                    2008    1.129       0.799    21,968,516
                                                                                    2007    1.090       1.129    27,232,965
                                                                                    2006    1.000       1.090       141,308
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.170       1.443    13,714,799
                                                                                    2012    1.022       1.170    15,362,093
                                                                                    2011    1.071       1.022    16,177,775
                                                                                    2010    0.941       1.071    16,565,115
                                                                                    2009    0.735       0.941    18,592,958
                                                                                    2008    1.141       0.735    20,641,601
                                                                                    2007    1.108       1.141    26,253,065
                                                                                    2006    1.000       1.108       192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.344       3.070     4,187,993
                                                                                    2012    2.041       2.344     4,459,599
                                                                                    2011    2.020       2.041     4,734,786
                                                                                    2010    1.773       2.020     5,232,895
                                                                                    2009    1.415       1.773     5,530,262
                                                                                    2008    2.268       1.415     4,190,003
                                                                                    2007    2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013    2.536       2.988     1,022,735
                                                                                    2012    2.296       2.536       976,550
                                                                                    2011    2.265       2.296     1,125,594
                                                                                    2010    2.078       2.265     1,293,733
                                                                                    2009    1.770       2.078     1,390,275
                                                                                    2008    2.296       1.770     1,515,607
                                                                                    2007    2.222       2.296     2,252,877
                                                                                    2006    2.067       2.222     2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013    1.570       2.114     1,171,301
                                                                                    2012    1.357       1.570       205,950
                                                                                    2011    1.356       1.357       307,425
                                                                                    2010    1.227       1.356       294,778
                                                                                    2009    1.024       1.227       287,985
                                                                                    2008    1.529       1.024       172,127
                                                                                    2007    1.432       1.529        90,463
                                                                                    2006    1.289       1.432        80,270

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.671       2.020     2,543,216
                                                                                   2012   1.423       1.671     2,726,584
                                                                                   2011   1.640       1.423     2,946,444
                                                                                   2010   1.528       1.640     3,333,900
                                                                                   2009   1.197       1.528     3,488,293
                                                                                   2008   2.083       1.197     4,020,055
                                                                                   2007   2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.122       2.917     2,162,980
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.176       1.189            --
                                                                                   2005   1.152       1.176     2,091,678
                                                                                   2004   1.150       1.152     2,302,279
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131       1.198            --
                                                                                   2005   1.078       1.131         2,369
                                                                                   2004   1.000       1.078            41
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.999       1.022            --
                                                                                   2006   1.000       0.999            --
                                                                                   2005   1.000       1.000            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
                                                                                   2004   1.192       1.240       584,319
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
                                                                                   2004   0.740       0.790        23,413
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
                                                                                   2004   0.897       1.033       327,039

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01).................. 2007   2.035       2.179            --
                                                                          2006   1.749       2.035       264,247
                                                                          2005   1.647       1.749       246,017
                                                                          2004   1.315       1.647       264,688
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.958       1.022            --
                                                                          2005   0.888       0.958     1,052,801
                                                                          2004   0.840       0.888     1,177,150
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.464       1.564            --
                                                                          2005   1.470       1.464            --
                                                                          2004   1.394       1.470            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.322       2.542            --
                                                                          2005   2.082       2.322       560,555
                                                                          2004   1.802       2.082       608,550
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.551       1.634            --
                                                                          2005   1.497       1.551     2,992,352
                                                                          2004   1.373       1.497     3,648,618
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.377       1.416            --
                                                                          2005   1.354       1.377       116,387
                                                                          2004   1.236       1.354       106,443
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.595       1.655            --
                                                                          2005   1.526       1.595       662,289
                                                                          2004   1.392       1.526       684,873
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.331       1.376            --
                                                                          2005   1.235       1.331     4,388,964
                                                                          2004   1.169       1.235     5,245,117
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.255       1.336            --
                                                                          2005   1.129       1.255       569,742
                                                                          2004   0.982       1.129       569,173
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.295       1.374            --
                                                                          2005   1.267       1.295     1,588,079
                                                                          2004   1.119       1.267     1,727,825
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.997       2.067            --
                                                                          2005   1.956       1.997     2,700,323
                                                                          2004   1.769       1.956     3,094,227
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.190       1.289            --
                                                                          2005   1.127       1.190        19,967
                                                                          2004   1.000       1.127            --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.168       1.346            --
                                                                          2005   1.075       1.168       680,168
                                                                          2004   0.937       1.075       678,502
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.386       1.475            --
                                                                          2005   1.318       1.386       381,987
                                                                          2004   1.196       1.318       468,411
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.064            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.572       1.592            --
                                                                          2005   1.529       1.572       477,240
                                                                          2004   1.389       1.529       463,747
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.431       1.421            --
                                                                          2005   1.419       1.431       579,779
                                                                          2004   1.385       1.419       583,093
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.532       1.602            --
                                                                          2005   1.513       1.532     7,477,355
                                                                          2004   1.384       1.513     8,657,479
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.188            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.778       1.718            --

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.718       1.778     1,071,895
                                                                2004   1.632       1.718     1,163,642
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............ 2009   1.074       1.045            --
                                                                2008   1.687       1.074        26,658
                                                                2007   1.741       1.687        27,900
                                                                2006   1.512       1.741        24,670
                                                                2005   1.464       1.512         7,568
                                                                2004   1.257       1.464         5,458
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.584       0.600            --
                                                                2008   1.034       0.584         7,274
                                                                2007   0.927       1.034         8,850
                                                                2006   0.875       0.927         6,819
                                                                2005   0.818       0.875         5,155
                                                                2004   0.794       0.818         5,962
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2013   2.304       2.622        24,087
                                                                2012   2.037       2.304       110,104
                                                                2011   2.214       2.037       113,285
                                                                2010   1.904       2.214       105,679
                                                                2009   1.198       1.904        94,782
                                                                2008   2.178       1.198        88,988
                                                                2007   2.211       2.178       106,663
                                                                2006   1.926       2.211       119,254
                                                                2005   1.666       1.926       178,068
                                                                2004   1.438       1.666       155,798





                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085       167,196
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.835       0.879            --
                                                                       2005   0.797       0.835       194,567
                                                                       2004   0.761       0.797       155,719
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.911       0.871            --
                                                                       2007   0.788       0.911       264,886
                                                                       2006   0.775       0.788       305,776
                                                                       2005   0.727       0.775       339,317
                                                                       2004   0.687       0.727       257,071
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.779       2.278       946,636
                                                                       2012   1.465       1.779       931,398
                                                                       2011   1.622       1.465     1,097,017
                                                                       2010   1.465       1.622     1,054,238
                                                                       2009   1.039       1.465       992,309
                                                                       2008   1.701       1.039       873,829
                                                                       2007   1.495       1.701       745,517
                                                                       2006   1.252       1.495       107,350
                                                                       2005   1.108       1.252        37,996
                                                                       2004   1.000       1.108        20,388
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.527       1.969     2,430,793

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.307       1.527     2,283,838
                                                                                       2011   1.378       1.307     2,294,035
                                                                                       2010   1.171       1.378     2,407,779
                                                                                       2009   0.848       1.171     1,985,635
                                                                                       2008   1.527       0.848     1,486,539
                                                                                       2007   1.371       1.527     1,112,926
                                                                                       2006   1.255       1.371       735,285
                                                                                       2005   1.090       1.255       274,882
                                                                                       2004   1.000       1.090       100,116
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2013   1.351       1.788       888,201
                                                                                       2012   1.161       1.351     1,059,623
                                                                                       2011   1.193       1.161       985,029
                                                                                       2010   1.080       1.193     1,151,564
                                                                                       2009   0.831       1.080     1,331,044
                                                                                       2008   1.348       0.831     1,112,965
                                                                                       2007   1.295       1.348       764,064
                                                                                       2006   1.135       1.295       381,417
                                                                                       2005   1.082       1.135       141,287
                                                                                       2004   1.000       1.082        43,157
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.265       2.247            --
                                                                                       2005   1.934       2.265     6,353,087
                                                                                       2004   1.633       1.934     7,119,040
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   3.015       3.166            --
                                                                                       2006   2.296       3.015       426,723
                                                                                       2005   1.811       2.296       469,710
                                                                                       2004   1.462       1.811       439,086
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.549       3.351            --
                                                                                       2005   2.400       2.549       646,064
                                                                                       2004   1.843       2.400       661,395
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............. 2013   3.298       4.364       463,863
                                                                                       2012   2.922       3.298       481,870
                                                                                       2011   2.988       2.922       609,131
                                                                                       2010   2.280       2.988       675,885
                                                                                       2009   1.745       2.280       791,059
                                                                                       2008   2.511       1.745       882,414
                                                                                       2007   2.713       2.511     1,081,375
                                                                                       2006   2.356       2.713     1,236,077
                                                                                       2005   2.173       2.356     1,411,732
                                                                                       2004   1.805       2.173     1,380,320
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.375       1.319            --
                                                                                       2007   1.295       1.375     4,535,409
                                                                                       2006   1.122       1.295     5,225,633
                                                                                       2005   1.085       1.122     6,029,905
                                                                                       2004   1.042       1.085     7,085,943
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.676       1.585            --
                                                                                       2007   1.901       1.676     2,273,973
                                                                                       2006   1.849       1.901     2,791,063
                                                                                       2005   1.763       1.849     3,297,157
                                                                                       2004   1.598       1.763     3,672,427
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.793       2.327     1,391,576
                                                                                       2012   1.558       1.793     1,438,344
                                                                                       2011   1.617       1.558     1,664,345
                                                                                       2010   1.396       1.617     1,792,218
                                                                                       2009   1.040       1.396     1,814,288
                                                                                       2008   1.830       1.040     1,659,047
                                                                                       2007   1.574       1.830     1,755,796
                                                                                       2006   1.426       1.574     1,157,990
                                                                                       2005   1.233       1.426     1,184,373
                                                                                       2004   1.081       1.233       633,884
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.468       2.011        47,890

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.212       1.468        57,498
                                                                                   2011   1.257       1.212        41,705
                                                                                   2010   1.075       1.257        28,938
                                                                                   2009   0.799       1.075        30,695
                                                                                   2008   1.375       0.799        63,966
                                                                                   2007   1.300       1.375        40,478
                                                                                   2006   1.152       1.300        39,697
                                                                                   2005   0.963       1.152        45,237
                                                                                   2004   0.960       0.963        48,367
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.457       3.308       919,982
                                                                                   2012   2.164       2.457       998,630
                                                                                   2011   2.449       2.164       976,423
                                                                                   2010   1.922       2.449       984,738
                                                                                   2009   1.388       1.922     1,106,255
                                                                                   2008   2.319       1.388     1,004,348
                                                                                   2007   2.029       2.319       991,137
                                                                                   2006   1.821       2.029       998,426
                                                                                   2005   1.557       1.821     1,043,023
                                                                                   2004   1.260       1.557       881,226
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.471       1.726            --
                                                                                   2005   1.343       1.471        69,150
                                                                                   2004   1.203       1.343        63,881
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.204       2.164       450,003
                                                                                   2012   1.965       2.204       481,007
                                                                                   2011   2.356       1.965       497,715
                                                                                   2010   2.022       2.356       520,987
                                                                                   2009   1.182       2.022       525,432
                                                                                   2008   2.522       1.182       421,787
                                                                                   2007   1.976       2.522       360,069
                                                                                   2006   1.557       1.976       192,844
                                                                                   2005   1.233       1.557        66,965
                                                                                   2004   1.000       1.233        14,936
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.555       1.895       798,738
                                                                                   2012   1.327       1.555       771,267
                                                                                   2011   1.498       1.327       751,088
                                                                                   2010   1.394       1.498       644,714
                                                                                   2009   1.027       1.394       610,763
                                                                                   2008   1.738       1.027       426,539
                                                                                   2007   1.519       1.738       327,668
                                                                                   2006   1.262       1.519       188,377
                                                                                   2005   1.156       1.262        80,421
                                                                                   2004   1.000       1.156        24,205
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.214       1.466            --
                                                                                   2005   1.125       1.214        23,479
                                                                                   2004   1.000       1.125        13,087
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   2.031       2.081            --
                                                                                   2005   2.022       2.031     1,128,044
                                                                                   2004   1.876       2.022     1,205,658
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.148       1.189            --
                                                                                   2005   1.076       1.148     1,582,949
                                                                                   2004   1.003       1.076     1,459,758
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2013   1.477       1.932       222,427
                                                                                   2012   1.274       1.477       249,837
                                                                                   2011   1.307       1.274       346,001
                                                                                   2010   1.051       1.307       330,900
                                                                                   2009   0.734       1.051       325,836
                                                                                   2008   1.319       0.734       349,625
                                                                                   2007   1.093       1.319       380,504
                                                                                   2006   0.974       1.093       194,957
                                                                                   2005   0.877       0.974       266,588
                                                                                   2004   0.734       0.877       253,071
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)................... 2013   0.897       1.139       183,384

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
                                                                                  2007   0.959       1.039       416,733
                                                                                  2006   0.821       0.959       473,750
                                                                                  2005   0.784       0.821       570,927
                                                                                  2004   0.757       0.784       532,525
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.161       1.310            --
                                                                                  2005   1.126       1.161        55,827
                                                                                  2004   1.000       1.126        13,219
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.990       1.056            --
                                                                                  2006   0.931       0.990         4,226
                                                                                  2005   0.883       0.931         7,877
                                                                                  2004   0.866       0.883        10,798
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
                                                                                  2007   1.097       1.103     1,589,076
                                                                                  2006   1.017       1.097     2,038,211
                                                                                  2005   0.919       1.017     3,720,026
                                                                                  2004   0.844       0.919     3,621,393
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.263       1.654     1,324,178
                                                                                  2012   1.108       1.263     1,552,864
                                                                                  2011   1.192       1.108     1,872,566
                                                                                  2010   1.032       1.192     2,437,317
                                                                                  2009   0.805       1.032     2,638,781
                                                                                  2008   1.280       0.805     2,867,836
                                                                                  2007   1.276       1.280     3,751,118
                                                                                  2006   1.102       1.276     1,304,454
                                                                                  2005   1.061       1.102     3,124,271
                                                                                  2004   0.990       1.061     3,118,323
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.433       1.846       779,194
                                                                                  2012   1.247       1.433       735,799
                                                                                  2011   1.226       1.247       681,419
                                                                                  2010   1.099       1.226       599,610
                                                                                  2009   0.908       1.099       637,714
                                                                                  2008   1.296       0.908       587,946
                                                                                  2007   1.206       1.296       536,374
                                                                                  2006   1.060       1.206       543,728
                                                                                  2005   1.026       1.060       523,271
                                                                                  2004   0.951       1.026       445,019
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.955       1.040            --
                                                                                  2010   0.861       0.955        55,429
                                                                                  2009   0.712       0.861        90,849
                                                                                  2008   1.006       0.712        82,436
                                                                                  2007   0.953       1.006        90,756
                                                                                  2006   0.816       0.953       221,451
                                                                                  2005   0.825       0.816       135,518
                                                                                  2004   0.805       0.825       118,865
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.589       1.983       199,345
                                                                                  2012   1.404       1.589       193,718
                                                                                  2011   1.313       1.404       223,241
                                                                                  2010   1.180       1.313       210,747
                                                                                  2009   0.969       1.180       219,325
                                                                                  2008   1.504       0.969       264,734
                                                                                  2007   1.490       1.504       325,398
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2013   1.866       2.549       466,174

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2012   1.565       1.866        546,737
                                                                                         2011   1.589       1.565        605,267
                                                                                         2010   1.460       1.589        699,769
                                                                                         2009   1.035       1.460        775,937
                                                                                         2008   1.665       1.035        926,375
                                                                                         2007   1.595       1.665      1,039,308
                                                                                         2006   1.539       1.595      1,234,551
                                                                                         2005   1.476       1.539      1,480,944
                                                                                         2004   1.484       1.476      1,719,148
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2013   2.069       2.714        454,702
                                                                                         2012   1.792       2.069        493,530
                                                                                         2011   1.723       1.792        526,753
                                                                                         2010   1.588       1.723        664,736
                                                                                         2009   1.287       1.588        845,198
                                                                                         2008   2.018       1.287        932,436
                                                                                         2007   1.959       2.018      1,032,239
                                                                                         2006   1.672       1.959        615,612
                                                                                         2005   1.584       1.672        883,934
                                                                                         2004   1.448       1.584        889,824
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............... 2013   1.647       2.400        302,218
                                                                                         2012   1.391       1.647        276,585
                                                                                         2011   1.385       1.391        255,912
                                                                                         2010   1.116       1.385        349,000
                                                                                         2009   0.789       1.116        291,395
                                                                                         2008   1.343       0.789        263,186
                                                                                         2007   1.231       1.343        433,590
                                                                                         2006   1.102       1.231        256,819
                                                                                         2005   1.060       1.102        241,290
                                                                                         2004   0.929       1.060        228,170
 LMPVET Equity Index Subaccount (Class II) (5/99)....................................... 2009   0.689       0.672             --
                                                                                         2008   1.112       0.689      4,986,742
                                                                                         2007   1.069       1.112      5,965,551
                                                                                         2006   0.937       1.069      7,596,085
                                                                                         2005   0.907       0.937     10,446,286
                                                                                         2004   0.830       0.907     10,703,405
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97).... 2011   1.088       1.174             --
                                                                                         2010   1.058       1.088        721,160
                                                                                         2009   0.830       1.058        863,971
                                                                                         2008   1.481       0.830        906,462
                                                                                         2007   1.405       1.481      1,295,873
                                                                                         2006   1.126       1.405      1,358,046
                                                                                         2005   1.017       1.126      1,627,698
                                                                                         2004   0.871       1.017      1,781,163
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................. 2013   2.147       2.526        806,339
                                                                                         2012   1.957       2.147        836,648
                                                                                         2011   1.975       1.957        912,164
                                                                                         2010   1.777       1.975      1,295,007
                                                                                         2009   1.459       1.777      1,453,130
                                                                                         2008   1.969       1.459      1,652,425
                                                                                         2007   1.791       1.969      1,894,437
                                                                                         2006   1.678       1.791      2,229,258
                                                                                         2005   1.622       1.678      2,509,019
                                                                                         2004   1.541       1.622      2,804,373
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.038       1.028             --
                                                                                         2010   0.959       1.038         77,943
                                                                                         2009   0.824       0.959         82,471
                                                                                         2008   1.055       0.824         92,032
                                                                                         2007   1.050       1.055         79,277
                                                                                         2006   1.018       1.050         47,841
                                                                                         2005   1.003       1.018         16,174
                                                                                         2004   1.001       1.003             --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)........................... 2013   2.300       2.489        130,991

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.969       2.300       162,029
                                                                          2011   1.940       1.969       153,516
                                                                          2010   1.679       1.940       230,572
                                                                          2009   1.059       1.679       289,387
                                                                          2008   1.526       1.059       352,849
                                                                          2007   1.535       1.526       427,667
                                                                          2006   1.396       1.535       433,494
                                                                          2005   1.373       1.396       519,496
                                                                          2004   1.254       1.373       542,473
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.364       1.360            --
                                                                          2009   1.373       1.364       344,451
                                                                          2008   1.350       1.373       371,205
                                                                          2007   1.299       1.350       901,396
                                                                          2006   1.253       1.299       944,285
                                                                          2005   1.229       1.253     1,190,937
                                                                          2004   1.229       1.229     1,343,408
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.176       2.288            --
                                                                          2006   1.859       2.176     1,945,625
                                                                          2005   1.803       1.859     3,315,988
                                                                          2004   1.679       1.803     3,401,156
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.451       1.496            --
                                                                          2006   1.301       1.451       350,188
                                                                          2005   1.270       1.301       368,465
                                                                          2004   1.179       1.270       380,349
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.855       1.954            --
                                                                          2006   1.582       1.855       574,668
                                                                          2005   1.499       1.582       640,509
                                                                          2004   1.368       1.499       692,603
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.310       1.401            --
                                                                          2006   1.171       1.310       153,471
                                                                          2005   1.126       1.171       178,619
                                                                          2004   0.983       1.126        95,537
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.320       1.375            --
                                                                          2006   1.136       1.320        83,849
                                                                          2005   1.110       1.136        47,923
                                                                          2004   1.000       1.110        17,490
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.389       1.534            --
                                                                          2006   1.249       1.389       164,873
                                                                          2005   1.164       1.249        66,680
                                                                          2004   1.000       1.164        37,796
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.914       1.980            --
                                                                          2005   1.860       1.914     8,060,964
                                                                          2004   1.715       1.860     9,319,822
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.537       2.451            --
                                                                          2007   2.414       2.537       819,379
                                                                          2006   2.523       2.414       907,861
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.257       2.458       769,701
                                                                          2012   1.948       2.257       846,365
                                                                          2011   1.916       1.948       839,647
                                                                          2010   1.663       1.916       898,585
                                                                          2009   1.139       1.663     1,170,262
                                                                          2008   1.514       1.139     1,156,332
                                                                          2007   1.487       1.514     1,327,867
                                                                          2006   1.404       1.487       145,473
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.411       1.483            --
                                                                          2006   1.326       1.411       387,771
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.362       1.811       170,533

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.211
                                                                                           2011   1.219
                                                                                           2010   1.093
                                                                                           2009   0.925
                                                                                           2008   1.489
                                                                                           2007   1.471
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.087
                                                                                           2012   0.869
                                                                                           2011   0.925
                                                                                           2010   0.803
                                                                                           2009   0.600
                                                                                           2008   1.035
                                                                                           2007   1.226
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
                                                                                           2007   2.314
                                                                                           2006   2.247
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.661
                                                                                           2012   1.295
                                                                                           2011   1.519
                                                                                           2010   1.314
                                                                                           2009   0.853
                                                                                           2008   1.451
                                                                                           2007   1.477
                                                                                           2006   1.334
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.757
                                                                                           2012   1.496
                                                                                           2011   1.532
                                                                                           2010   1.346
                                                                                           2009   1.074
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 2013   1.422
                                                                                           2012   1.252
                                                                                           2011   1.311
                                                                                           2010   1.054
                                                                                           2009   0.841
                                                                                           2008   1.385
                                                                                           2007   1.518
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.530



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.362       153,593
                                                                                           1.211       176,653
                                                                                           1.219       312,573
                                                                                           1.093       325,873
                                                                                           0.925       362,319
                                                                                           1.489       394,261
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.118     1,346,221
                                                                                           1.087     1,247,736
                                                                                           0.869     1,280,194
                                                                                           0.925     1,290,037
                                                                                           0.803     1,462,357
                                                                                           0.600     1,385,549
                                                                                           1.035     1,545,197
                                                                                           1.226     1,683,191
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
                                                                                           2.992     4,236,031
                                                                                           2.314     4,957,866
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.153       436,918
                                                                                           1.661       494,366
                                                                                           1.295       547,717
                                                                                           1.519       806,828
                                                                                           1.314       996,703
                                                                                           0.853       907,791
                                                                                           1.451       931,999
                                                                                           1.477     1,076,631
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.358       678,431
                                                                                           1.757       567,995
                                                                                           1.496       551,802
                                                                                           1.532       643,219
                                                                                           1.346       564,855
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 1.837       232,934
                                                                                           1.422       197,352
                                                                                           1.252       167,213
                                                                                           1.311       225,949
                                                                                           1.054       233,944
                                                                                           0.841       237,824
                                                                                           1.385       221,634
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.131         2,505

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    1.303       1.530       12,103
                                                                                2011    1.326       1.303       11,562
                                                                                2010    1.058       1.326        3,651
                                                                                2009    0.795       1.058        3,644
                                                                                2008    1.307       0.795        8,048
                                                                                2007    1.184       1.307        4,215
                                                                                2006    1.187       1.184           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013    1.248       1.648       29,625
                                                                                2012    1.089       1.248       25,253
                                                                                2011    1.222       1.089       16,470
                                                                                2010    1.032       1.222       14,408
                                                                                2009    0.806       1.032       15,320
                                                                                2008    1.088       0.806       15,965
                                                                                2007    1.109       1.088       13,493
                                                                                2006    1.035       1.109        3,733
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009    1.642       1.627           --
                                                                                2008    2.216       1.642    4,539,526
                                                                                2007    2.102       2.216    5,401,661
                                                                                2006    1.980       2.102    6,525,662
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011    0.685       0.730           --
                                                                                2010    0.644       0.685       10,437
                                                                                2009    0.471       0.644        7,187
                                                                                2008    0.899       0.471          496
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013    2.489       2.668       74,366
                                                                                2012    2.219       2.489      126,912
                                                                                2011    2.136       2.219       95,768
                                                                                2010    1.904       2.136      160,875
                                                                                2009    1.401       1.904      132,812
                                                                                2008    1.732       1.401      132,910
                                                                                2007    1.636       1.732       46,801
                                                                                2006    1.554       1.636           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.637       0.606           --
                                                                                2008    1.120       0.637      495,984
                                                                                2007    1.010       1.120      590,141
                                                                                2006    1.017       1.010      796,763
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.824      11.356           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.463       3.267      189,390
                                                                                2012    2.934       3.463      181,664
                                                                                2011    3.629       2.934      238,319
                                                                                2010    2.953       3.629      307,095
                                                                                2009    1.761       2.953      295,541
                                                                                2008    3.983       1.761      287,669
                                                                                2007    3.146       3.983      392,840
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.389       1.642      651,334
                                                                                2012    1.201       1.389      660,946
                                                                                2011    1.357       1.201      814,655
                                                                                2010    1.229       1.357      439,449
                                                                                2009    0.943       1.229      464,267
                                                                                2008    1.650       0.943      424,704
                                                                                2007    1.564       1.650      403,243
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.539       2.758           --
                                                                                2012    2.426       2.539      396,474
                                                                                2011    2.581       2.426      434,269
                                                                                2010    2.113       2.581      573,264
                                                                                2009    1.554       2.113      677,919
                                                                                2008    1.095       1.554      746,585
                                                                                2007    1.230       1.095        8,219
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013    1.060       1.461       60,953
                                                                                2012    0.979       1.060       54,727
                                                                                2011    1.061       0.979        5,311
                                                                                2010    0.811       1.061        3,639
                                                                                2009    0.520       0.811        2,408
                                                                                2008    0.933       0.520        7,222
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012    0.888       1.000           --

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                      UNIT      UNIT      NUMBER OF
                                                                                     VALUE      VALUE       UNITS
                                                                                       AT        AT      OUTSTANDING
                                                                                   BEGINNING   END OF        AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR     END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                           2011    0.905       0.888        339,634
                                                                           2010    0.832       0.905        318,163
                                                                           2009    0.583       0.832        129,172
                                                                           2008    1.036       0.583         58,489
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2013    1.136       1.431        716,869
                                                                           2012    0.946       1.136        997,268
                                                                           2011    1.042       0.946        987,600
                                                                           2010    0.907       1.042        731,472
                                                                           2009    0.655       0.907        981,466
                                                                           2008    1.112       0.655        711,991
                                                                           2007    1.056       1.112        640,335
                                                                           2006    0.996       1.056        269,988
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *........ 2013    1.515       1.367        430,848
                                                                           2012    1.399       1.515        388,231
                                                                           2011    1.266       1.399        481,468
                                                                           2010    1.183       1.266        501,967
                                                                           2009    1.008       1.183        366,257
                                                                           2008    1.090       1.008        315,161
                                                                           2007    1.024       1.090         18,533
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2013    1.994       1.938      2,109,219
                                                                           2012    1.842       1.994      1,832,700
                                                                           2011    1.801       1.842      1,813,210
                                                                           2010    1.680       1.801      2,179,013
                                                                           2009    1.501       1.680      1,871,740
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2013    1.602       2.113        470,164
                                                                           2012    1.462       1.602        471,211
                                                                           2011    1.546       1.462        502,483
                                                                           2010    1.342       1.546        565,860
                                                                           2009    1.093       1.342        670,504
                                                                           2008    1.642       1.093        696,959
                                                                           2007    1.578       1.642        710,891
                                                                           2006    1.461       1.578        813,581
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................... 2007    1.124       1.244             --
                                                                           2006    1.063       1.124            180
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2013    2.556       2.572        855,862
                                                                           2012    2.311       2.556        846,642
                                                                           2011    2.250       2.311        839,360
                                                                           2010    2.024       2.250        931,030
                                                                           2009    1.534       2.024        877,501
                                                                           2008    1.735       1.534        782,032
                                                                           2007    1.641       1.735        773,485
                                                                           2006    1.577       1.641        526,321
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)........... 2013   10.218      10.791             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2013    1.066       1.414      1,239,872
                                                                           2012    0.912       1.066      1,316,730
                                                                           2011    0.959       0.912      1,458,421
                                                                           2010    0.827       0.959      1,740,149
                                                                           2009    0.705       0.827      1,945,066
                                                                           2008    1.116       0.705      1,959,067
                                                                           2007    1.083       1.116      2,130,070
                                                                           2006    1.001       1.083      2,465,798
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *......... 2013    1.406       1.846      1,207,268
                                                                           2012    1.203       1.406      1,171,941
                                                                           2011    1.333       1.203      1,201,395
                                                                           2010    1.122       1.333      1,373,518
                                                                           2009    0.895       1.122      1,272,986
                                                                           2008    1.287       0.895      1,130,300
                                                                           2007    1.339       1.287      1,013,182
                                                                           2006    1.310       1.339        130,977
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)......... 2007    1.709       1.770         (6,353)
                                                                           2006    1.653       1.709     26,664,597
                                                                           2005    1.634       1.653     31,980,172
                                                                           2004    1.576       1.634     33,286,337
 MetLife Investment International Stock Subaccount (Class I) (3/97)....... 2007    1.940       2.089         (3,231)

                         GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT      NUMBER OF
                                                                                      VALUE      VALUE       UNITS
                                                                                        AT        AT      OUTSTANDING
                                                                                    BEGINNING   END OF        AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR     END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                            2006   1.547       1.940      14,711,960
                                                                            2005   1.362       1.547      19,827,146
                                                                            2004   1.196       1.362      22,557,627
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.405       1.472          (7,842)
                                                                            2006   1.259       1.405      30,110,991
                                                                            2005   1.191       1.259      36,861,012
                                                                            2004   1.092       1.191      40,567,075
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.849       1.853          (2,196)
                                                                            2006   1.642       1.849      10,362,805
                                                                            2005   1.544       1.642      13,217,353
                                                                            2004   1.356       1.544      14,893,781
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.264       2.192       1,925,375
                                                                            2012   2.199       2.264       2,353,658
                                                                            2011   2.064       2.199       2,549,186
                                                                            2010   1.964       2.064       3,114,711
                                                                            2009   1.884       1.964       3,691,501
                                                                            2008   1.794       1.884       4,341,691
                                                                            2007   1.768       1.794       5,729,137
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.944       1.911         627,942
                                                                            2012   1.824       1.944         679,886
                                                                            2011   1.727       1.824         772,343
                                                                            2010   1.608       1.727         900,447
                                                                            2009   1.483       1.608         912,569
                                                                            2008   1.549       1.483       1,000,624
                                                                            2007   1.471       1.549       1,174,968
                                                                            2006   1.409       1.471       1,056,800
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.292       1.718       3,981,358
                                                                            2012   1.140       1.292       4,508,232
                                                                            2011   1.263       1.140       5,146,188
                                                                            2010   1.064       1.263       6,464,939
                                                                            2009   0.841       1.064       7,499,191
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.145       2.236              --
                                                                            2008   3.304       2.145              --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.317       1.719         168,986
                                                                            2012   1.166       1.317          54,875
                                                                            2011   1.153       1.166          65,224
                                                                            2010   1.068       1.153         296,537
                                                                            2009   0.970       1.068          52,151
                                                                            2008   1.417       0.970             655
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2013   1.247       1.235       2,517,056
                                                                            2012   1.258       1.247       3,052,774
                                                                            2011   1.269       1.258       2,967,102
                                                                            2010   1.281       1.269       3,207,184
                                                                            2009   1.287       1.281       3,477,184
                                                                            2008   1.262       1.287       3,634,201
                                                                            2007   1.212       1.262       3,207,543
                                                                            2006   1.180       1.212       4,060,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.650       0.644              --
                                                                            2008   1.097       0.650         125,917
                                                                            2007   1.153       1.097         130,955
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.259       1.668       2,085,854
                                                                            2012   1.126       1.259       2,093,822
                                                                            2011   1.183       1.126       2,365,898
                                                                            2010   1.066       1.183       2,841,349
                                                                            2009   0.815       1.066       3,252,404
                                                                            2008   1.314       0.815       3,790,112
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.782       0.818              --
                                                                            2008   1.431       0.782       7,966,193
                                                                            2007   1.389       1.431       9,101,133
                                                                            2006   1.364       1.389      10,883,029
 MSF FI Value Leaders Subaccount (Class D) (4/06).......................... 2013   1.517       1.673              --

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012    1.324       1.517     1,956,856
                                                                                    2011    1.424       1.324     2,171,857
                                                                                    2010    1.256       1.424     2,869,826
                                                                                    2009    1.041       1.256     3,669,342
                                                                                    2008    1.722       1.041     3,974,832
                                                                                    2007    1.670       1.722     4,536,921
                                                                                    2006    1.620       1.670     5,275,553
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013    1.528       2.009       744,769
                                                                                    2012    1.391       1.528       831,638
                                                                                    2011    1.449       1.391       989,711
                                                                                    2010    1.269       1.449     1,092,364
                                                                                    2009    0.858       1.269     1,225,533
                                                                                    2008    1.596       0.858     1,366,311
                                                                                    2007    1.338       1.596     1,525,285
                                                                                    2006    1.364       1.338     1,792,071
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    0.964       1.309       385,825
                                                                                    2012    0.990       0.964       437,865
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.881       1.008            --
                                                                                    2011    0.887       0.881       216,065
                                                                                    2010    0.804       0.887       206,439
                                                                                    2009    0.581       0.804       224,949
                                                                                    2008    0.873       0.581       222,609
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.993       1.079            --
                                                                                    2010    0.866       0.993     2,517,023
                                                                                    2009    0.665       0.866     2,972,060
                                                                                    2008    1.127       0.665     2,988,634
                                                                                    2007    1.101       1.127     2,911,712
                                                                                    2006    1.000       1.101        16,445
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.350       1.395     1,388,955
                                                                                    2012    1.248       1.350     1,049,240
                                                                                    2011    1.219       1.248       808,386
                                                                                    2010    1.118       1.219     1,148,773
                                                                                    2009    0.936       1.118       916,633
                                                                                    2008    1.103       0.936       962,893
                                                                                    2007    1.054       1.103       704,546
                                                                                    2006    1.000       1.054         2,856
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.297       1.426     2,797,770
                                                                                    2012    1.174       1.297     3,278,148
                                                                                    2011    1.173       1.174     3,573,243
                                                                                    2010    1.061       1.173     4,431,751
                                                                                    2009    0.866       1.061     4,671,160
                                                                                    2008    1.114       0.866     5,232,956
                                                                                    2007    1.072       1.114     5,513,769
                                                                                    2006    1.000       1.072       135,541
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   22.917      26.774           990
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.229       1.437    21,762,218
                                                                                    2012    1.095       1.229    23,089,623
                                                                                    2011    1.121       1.095    24,760,682
                                                                                    2010    0.999       1.121    27,467,809
                                                                                    2009    0.797       0.999    31,114,397
                                                                                    2008    1.126       0.797    32,812,608
                                                                                    2007    1.089       1.126    35,938,012
                                                                                    2006    1.000       1.089       199,419
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.162       1.431    20,303,201
                                                                                    2012    1.016       1.162    20,846,440
                                                                                    2011    1.065       1.016    21,734,745
                                                                                    2010    0.937       1.065    23,966,160
                                                                                    2009    0.733       0.937    27,022,278
                                                                                    2008    1.139       0.733    28,061,623
                                                                                    2007    1.107       1.139    30,615,628
                                                                                    2006    1.000       1.107        73,043
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.306       3.018     3,189,092

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   2.010       2.306     3,433,938
                                                                                  2011   1.991       2.010     3,988,354
                                                                                  2010   1.749       1.991     4,743,551
                                                                                  2009   1.398       1.749     5,439,772
                                                                                  2008   2.242       1.398     3,700,377
                                                                                  2007   2.259       2.242     4,539,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   2.496       2.937     2,948,137
                                                                                  2012   2.261       2.496     3,119,886
                                                                                  2011   2.233       2.261     3,347,942
                                                                                  2010   2.050       2.233     3,492,519
                                                                                  2009   1.748       2.050     3,949,785
                                                                                  2008   2.270       1.748     3,973,527
                                                                                  2007   2.199       2.270     4,363,890
                                                                                  2006   2.048       2.199     4,296,637
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.556       2.094     2,029,200
                                                                                  2012   1.346       1.556       520,023
                                                                                  2011   1.347       1.346       575,454
                                                                                  2010   1.220       1.347       650,422
                                                                                  2009   1.019       1.220       468,846
                                                                                  2008   1.524       1.019       350,100
                                                                                  2007   1.428       1.524       279,865
                                                                                  2006   1.286       1.428        90,799
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *..................... 2013   1.644       1.985     1,868,501
                                                                                  2012   1.402       1.644     1,989,912
                                                                                  2011   1.617       1.402     2,212,255
                                                                                  2010   1.508       1.617     2,611,723
                                                                                  2009   1.182       1.508     3,167,638
                                                                                  2008   2.060       1.182     3,556,252
                                                                                  2007   2.109       2.060     4,312,881
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   2.777       3.484       375,444
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *.................. 2013   2.088       2.867     1,492,669
                                                                                  2012   1.811       2.088     1,528,585
                                                                                  2011   1.905       1.811     1,714,791
                                                                                  2010   1.515       1.905     2,086,172
                                                                                  2009   1.213       1.515     2,407,802
                                                                                  2008   1.841       1.213     2,591,531
                                                                                  2007   1.893       1.841     3,253,451
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 2013   1.725       2.372        90,201
                                                                                  2012   1.467       1.725        72,611
                                                                                  2011   1.500       1.467        33,576
                                                                                  2010   1.297       1.500       301,308
                                                                                  2009   0.915       1.297        30,679
                                                                                  2008   1.492       0.915        17,254
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   2.222       3.174     1,180,722
                                                                                  2012   1.934       2.222     1,344,845
                                                                                  2011   1.924       1.934     1,668,698
                                                                                  2010   1.441       1.924     1,715,278
                                                                                  2009   1.049       1.441     1,916,260
                                                                                  2008   1.589       1.049     1,990,998
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   2.221       2.311            --
                                                                                  2006   2.081       2.221       946,748
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   2.118       2.087       593,463
                                                                                  2012   2.064       2.118       824,855
                                                                                  2011   1.971       2.064       723,323
                                                                                  2010   1.877       1.971       967,428
                                                                                  2009   1.813       1.877     1,011,639
                                                                                  2008   1.833       1.813     1,138,538
                                                                                  2007   1.770       1.833     1,296,896
                                                                                  2006   1.702       1.770     1,494,843
Money Market Portfolio
 Money Market Subaccount (9/98).................................................. 2006   1.167       1.180            --
                                                                                  2005   1.145       1.167     4,167,488
                                                                                  2004   1.144       1.145     3,813,983
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................. 2006   1.129       1.196            --

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.077       1.129         4,091
                                                                         2004   1.000       1.077         3,315
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)........ 2007   0.998       1.020            --
                                                                         2006   1.000       0.998         4,407
                                                                         2005   1.000       1.000         1,413
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)........ 2009   1.445       1.497            --
                                                                         2008   1.391       1.445     1,542,234
                                                                         2007   1.291       1.391     1,385,134
                                                                         2006   1.255       1.291     1,270,331
                                                                         2005   1.236       1.255     1,495,695
                                                                         2004   1.189       1.236     1,382,613
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................ 2008   1.006       0.936            --
                                                                         2007   0.921       1.006            --
                                                                         2006   0.836       0.921         1,698
                                                                         2005   0.787       0.836        26,717
                                                                         2004   0.738       0.787        17,365
 Putnam VT International Equity Subaccount (Class IB) (7/01)............ 2007   1.449       1.572            --
                                                                         2006   1.145       1.449       394,641
                                                                         2005   1.030       1.145       451,543
                                                                         2004   0.894       1.030       422,444
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................. 2007   2.023       2.166            --
                                                                         2006   1.741       2.023       628,760
                                                                         2005   1.641       1.741       622,184
                                                                         2004   1.312       1.641       585,757
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.953       1.017            --
                                                                         2005   0.885       0.953       912,697
                                                                         2004   0.838       0.885     1,104,995
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.455       1.554            --
                                                                         2005   1.463       1.455            --
                                                                         2004   1.388       1.463            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.305       2.523            --
                                                                         2005   2.069       2.305     1,037,187
                                                                         2004   1.793       2.069     1,060,803
 Travelers Equity Income Subaccount (7/97).............................. 2006   1.538       1.620            --
                                                                         2005   1.486       1.538     6,984,373
                                                                         2004   1.364       1.486     7,766,610
 Travelers Federated High Yield Subaccount (10/97)...................... 2006   1.366       1.404            --
                                                                         2005   1.344       1.366       144,690
                                                                         2004   1.229       1.344       145,493
 Travelers Federated Stock Subaccount (7/97)............................ 2006   1.581       1.641            --
                                                                         2005   1.515       1.581     1,265,945
                                                                         2004   1.383       1.515     1,402,815
 Travelers Large Cap Subaccount (7/97).................................. 2006   1.320       1.364            --
                                                                         2005   1.226       1.320     5,416,783
                                                                         2004   1.161       1.226     6,291,689
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.246       1.326            --
                                                                         2005   1.122       1.246       401,825
                                                                         2004   0.977       1.122       369,816
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................ 2006   1.286       1.364            --
                                                                         2005   1.259       1.286     2,285,720
                                                                         2004   1.113       1.259     2,446,747
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97).................. 2006   1.979       2.048            --
                                                                         2005   1.940       1.979     4,969,495
                                                                         2004   1.756       1.940     4,604,359
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.188       1.286            --
                                                                         2005   1.126       1.188         6,233
                                                                         2004   1.000       1.126         3,503
 Travelers Mondrian International Stock Subaccount (8/97)............... 2006   1.159       1.334            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.068       1.159     1,203,096
                                                                          2004   0.931       1.068     1,168,328
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.373       1.461            --
                                                                          2005   1.308       1.373       999,949
                                                                          2004   1.187       1.308     1,089,065
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.063            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.558       1.577            --
                                                                          2005   1.516       1.558       531,932
                                                                          2004   1.379       1.516       517,204
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.419       1.409            --
                                                                          2005   1.409       1.419     1,206,162
                                                                          2004   1.376       1.409     1,257,867
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.517       1.587            --
                                                                          2005   1.501       1.517     6,825,267
                                                                          2004   1.374       1.501     7,455,295
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.187            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.762       1.702            --
                                                                          2005   1.704       1.762     2,180,068
                                                                          2004   1.620       1.704     2,433,134
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.068       1.038            --
                                                                          2008   1.679       1.068       500,540
                                                                          2007   1.734       1.679       388,982
                                                                          2006   1.508       1.734       259,543
                                                                          2005   1.462       1.508       158,092
                                                                          2004   1.256       1.462       103,874
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.580       0.595            --
                                                                          2008   1.027       0.580         8,840
                                                                          2007   0.922       1.027         8,548
                                                                          2006   0.871       0.922        19,445
                                                                          2005   0.815       0.871        24,092
                                                                          2004   0.792       0.815        43,549
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   2.271       2.583       134,506
                                                                          2012   2.010       2.271       153,670
                                                                          2011   2.187       2.010       230,633
                                                                          2010   1.882       2.187       255,962
                                                                          2009   1.186       1.882       244,168
                                                                          2008   2.158       1.186       234,210
                                                                          2007   2.193       2.158       298,662
                                                                          2006   1.912       2.193       317,517
                                                                          2005   1.656       1.912       364,461
                                                                          2004   1.431       1.656       363,799





                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162           --
                                                                       2006   1.000       1.083        4,745
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.825       0.868           --
                                                                       2005   0.790       0.825        4,831
                                                                       2004   0.756       0.790        2,999
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.896       0.856           --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   0.777       0.896        34,411
                                                                                  2006   0.766       0.777        29,553
                                                                                  2005   0.720       0.766        23,475
                                                                                  2004   0.682       0.720        31,707
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2013   1.741       2.224       323,600
                                                                                  2012   1.437       1.741       337,993
                                                                                  2011   1.596       1.437       383,744
                                                                                  2010   1.444       1.596       425,037
                                                                                  2009   1.027       1.444       438,603
                                                                                  2008   1.686       1.027       435,468
                                                                                  2007   1.485       1.686       339,254
                                                                                  2006   1.247       1.485       119,009
                                                                                  2005   1.106       1.247        23,568
                                                                                  2004   1.000       1.106            --
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2013   1.494       1.922       828,979
                                                                                  2012   1.282       1.494       901,938
                                                                                  2011   1.355       1.282     1,046,208
                                                                                  2010   1.155       1.355     1,070,611
                                                                                  2009   0.838       1.155       979,478
                                                                                  2008   1.513       0.838       780,124
                                                                                  2007   1.362       1.513       611,108
                                                                                  2006   1.250       1.362       265,631
                                                                                  2005   1.088       1.250        81,797
                                                                                  2004   1.000       1.088         2,690
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2013   1.322       1.745       622,325
                                                                                  2012   1.139       1.322       736,990
                                                                                  2011   1.173       1.139       910,550
                                                                                  2010   1.065       1.173       951,371
                                                                                  2009   0.821       1.065       948,808
                                                                                  2008   1.336       0.821     1,334,238
                                                                                  2007   1.287       1.336     1,337,881
                                                                                  2006   1.130       1.287       474,036
                                                                                  2005   1.080       1.130       445,525
                                                                                  2004   1.000       1.080         3,166
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)................................................ 2006   2.214       2.194            --
                                                                                  2005   1.894       2.214     2,477,295
                                                                                  2004   1.603       1.894     1,739,170
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).......................... 2007   2.954       3.099            --
                                                                                  2006   2.255       2.954        54,320
                                                                                  2005   1.783       2.255        47,608
                                                                                  2004   1.444       1.783        68,011
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)............................ 2006   2.505       3.285            --
                                                                                  2005   2.365       2.505       130,738
                                                                                  2004   1.821       2.365        68,411
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)........ 2013   3.183       4.200        70,858
                                                                                  2012   2.827       3.183        99,897
                                                                                  2011   2.898       2.827       115,261
                                                                                  2010   2.216       2.898       124,504
                                                                                  2009   1.701       2.216       154,862
                                                                                  2008   2.453       1.701       175,238
                                                                                  2007   2.658       2.453       173,916
                                                                                  2006   2.314       2.658       124,764
                                                                                  2005   2.139       2.314       105,070
                                                                                  2004   1.781       2.139       137,100
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.343       1.287            --
                                                                                  2007   1.268       1.343       431,791
                                                                                  2006   1.102       1.268       483,463
                                                                                  2005   1.068       1.102       478,623
                                                                                  2004   1.028       1.068       488,966
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)............... 2008   1.637       1.548            --

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
                                                                                      2004   1.577       1.736       520,898
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
                                                                                      2004   1.073       1.222       869,834
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
                                                                                      2004   0.953       0.955           545
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
                                                                                      2007   2.000       2.281     1,844,186
                                                                                      2006   1.800       2.000     1,882,423
                                                                                      2005   1.543       1.800     1,625,466
                                                                                      2004   1.252       1.543       151,955
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)......................... 2006   1.461       1.710            --
                                                                                      2005   1.337       1.461        42,785
                                                                                      2004   1.201       1.337        25,753
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2013   2.156       2.112        66,829
                                                                                      2012   1.928       2.156        85,572
                                                                                      2011   2.318       1.928       175,694
                                                                                      2010   1.994       2.318       179,555
                                                                                      2009   1.169       1.994       165,409
                                                                                      2008   2.499       1.169       186,090
                                                                                      2007   1.963       2.499       164,958
                                                                                      2006   1.550       1.963       122,219
                                                                                      2005   1.231       1.550        33,302
                                                                                      2004   1.000       1.231            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 2013   1.521       1.849       318,412

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
                                                                                  2006   1.257       1.509       170,596
                                                                                  2005   1.154       1.257       160,940
                                                                                  2004   1.000       1.154       101,332
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.079       2.429            --
                                                                                  2005   1.928       2.079       405,690
                                                                                  2004   1.678       1.928       445,332
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.209       1.456            --
                                                                                  2005   1.123       1.209       901,050
                                                                                  2004   1.000       1.123            --
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   1.984       2.032            --
                                                                                  2005   1.981       1.984       333,176
                                                                                  2004   1.843       1.981       284,411
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
                                                                                  2004   0.996       1.066        46,310
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
                                                                                  2004   0.729       0.869        44,929
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
                                                                                  2004   0.752       0.777        21,888
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.156       1.302            --
                                                                                  2005   1.124       1.156        18,518
                                                                                  2004   1.000       1.124         1,038
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.976       1.040            --
                                                                                  2006   0.920       0.976            --
                                                                                  2005   0.875       0.920            --
                                                                                  2004   0.861       0.875           453
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
                                                                                  2004   0.838       0.911       242,272
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.227       1.603       178,951

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012   1.079       1.227       181,388
                                                                                 2011   1.164       1.079       181,822
                                                                                 2010   1.010       1.164       267,353
                                                                                 2009   0.790       1.010       431,207
                                                                                 2008   1.259       0.790       388,104
                                                                                 2007   1.258       1.259       425,734
                                                                                 2006   1.089       1.258       102,989
                                                                                 2005   1.052       1.089        89,441
                                                                                 2004   0.983       1.052        76,994
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.392       1.789        49,608
                                                                                 2012   1.214       1.392        50,522
                                                                                 2011   1.197       1.214        43,752
                                                                                 2010   1.075       1.197        36,540
                                                                                 2009   0.891       1.075        66,166
                                                                                 2008   1.275       0.891        63,516
                                                                                 2007   1.189       1.275        61,478
                                                                                 2006   1.048       1.189        45,723
                                                                                 2005   1.016       1.048        47,958
                                                                                 2004   0.945       1.016        25,317
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.932       1.014            --
                                                                                 2010   0.843       0.932         3,212
                                                                                 2009   0.698       0.843        25,106
                                                                                 2008   0.989       0.698        21,763
                                                                                 2007   0.940       0.989        19,653
                                                                                 2006   0.806       0.940        31,397
                                                                                 2005   0.817       0.806        28,767
                                                                                 2004   0.799       0.817        74,501
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.533       1.909        12,415
                                                                                 2012   1.358       1.533        11,384
                                                                                 2011   1.273       1.358         4,058
                                                                                 2010   1.147       1.273         1,506
                                                                                 2009   0.944       1.147         9,035
                                                                                 2008   1.470       0.944        11,216
                                                                                 2007   1.458       1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2013   1.800       2.453       323,922
                                                                                 2012   1.513       1.800       382,153
                                                                                 2011   1.541       1.513       412,388
                                                                                 2010   1.419       1.541       456,686
                                                                                 2009   1.008       1.419       507,985
                                                                                 2008   1.626       1.008       529,873
                                                                                 2007   1.562       1.626       635,361
                                                                                 2006   1.511       1.562       752,722
                                                                                 2005   1.453       1.511       813,934
                                                                                 2004   1.464       1.453       471,937
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.997       2.613        67,510
                                                                                 2012   1.734       1.997        70,924
                                                                                 2011   1.671       1.734        88,492
                                                                                 2010   1.544       1.671        95,707
                                                                                 2009   1.255       1.544       219,616
                                                                                 2008   1.971       1.255       282,522
                                                                                 2007   1.919       1.971       331,598
                                                                                 2006   1.642       1.919       142,965
                                                                                 2005   1.559       1.642       120,447
                                                                                 2004   1.429       1.559       113,922
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.599       2.325        64,137
                                                                                 2012   1.355       1.599       103,146
                                                                                 2011   1.352       1.355        98,991
                                                                                 2010   1.092       1.352       103,546
                                                                                 2009   0.774       1.092       144,323
                                                                                 2008   1.320       0.774       135,319
                                                                                 2007   1.214       1.320       127,089
                                                                                 2006   1.089       1.214        52,885
                                                                                 2005   1.050       1.089        47,796
                                                                                 2004   0.923       1.050        44,056
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.672       0.656            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2008   1.088
                                                                                           2007   1.049
                                                                                           2006   0.922
                                                                                           2005   0.895
                                                                                           2004   0.821
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
                                                                                           2007   1.369
                                                                                           2006   1.101
                                                                                           2005   0.997
                                                                                           2004   0.855
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.061
                                                                                           2012   1.884
                                                                                           2011   1.906
                                                                                           2010   1.719
                                                                                           2009   1.415
                                                                                           2008   1.914
                                                                                           2007   1.746
                                                                                           2006   1.640
                                                                                           2005   1.589
                                                                                           2004   1.513
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
                                                                                           2007   1.042
                                                                                           2006   1.012
                                                                                           2005   1.000
                                                                                           2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
                                                                                           2007   1.497
                                                                                           2006   1.364
                                                                                           2005   1.345
                                                                                           2004   1.232
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.319
                                                                                           2009   1.332
                                                                                           2008   1.313
                                                                                           2007   1.266
                                                                                           2006   1.224
                                                                                           2005   1.204
                                                                                           2004   1.207
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.132
                                                                                           2006   1.826
                                                                                           2005   1.775
                                                                                           2004   1.658
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.422
                                                                                           2006   1.277
                                                                                           2005   1.251
                                                                                           2004   1.163
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.808
                                                                                           2006   1.546
                                                                                           2005   1.469
                                                                                           2004   1.343
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.292



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.672       850,955
                                                                                           1.088       860,972
                                                                                           1.049       706,127
                                                                                           0.922       626,919
                                                                                           0.895     1,472,371
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
                                                                                           1.440       262,215
                                                                                           1.369       261,654
                                                                                           1.101       271,620
                                                                                           0.997       293,359
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.419       152,619
                                                                                           2.061       185,737
                                                                                           1.884       151,574
                                                                                           1.906       163,185
                                                                                           1.719       186,027
                                                                                           1.415       257,988
                                                                                           1.914       386,633
                                                                                           1.746       363,311
                                                                                           1.640       394,874
                                                                                           1.589       439,540
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
                                                                                           1.044        32,555
                                                                                           1.042        34,273
                                                                                           1.012         9,179
                                                                                           1.000            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
                                                                                           1.484       141,056
                                                                                           1.497       132,466
                                                                                           1.364       123,485
                                                                                           1.345       108,361
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.314            --
                                                                                           1.319        77,076
                                                                                           1.332       680,677
                                                                                           1.313     1,032,571
                                                                                           1.266     1,014,016
                                                                                           1.224       865,878
                                                                                           1.204       548,407
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.240            --
                                                                                           2.132       218,572
                                                                                           1.826       203,410
                                                                                           1.775       261,535
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.465            --
                                                                                           1.422        21,039
                                                                                           1.277        22,927
                                                                                           1.251        18,533
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.903            --
                                                                                           1.808       217,521
                                                                                           1.546       233,308
                                                                                           1.469       325,091
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.380            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.157
                                                                                           2005   1.116
                                                                                           2004   0.977
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.311
                                                                                           2006   1.131
                                                                                           2005   1.108
                                                                                           2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.380
                                                                                           2006   1.243
                                                                                           2005   1.162
                                                                                           2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.871
                                                                                           2005   1.822
                                                                                           2004   1.684
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.479
                                                                                           2007   2.365
                                                                                           2006   2.476
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2013   2.173
                                                                                           2012   1.880
                                                                                           2011   1.854
                                                                                           2010   1.613
                                                                                           2009   1.107
                                                                                           2008   1.476
                                                                                           2007   1.453
                                                                                           2006   1.374
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.382
                                                                                           2006   1.301
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.314
                                                                                           2012   1.171
                                                                                           2011   1.182
                                                                                           2010   1.063
                                                                                           2009   0.902
                                                                                           2008   1.455
                                                                                           2007   1.440
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.069
                                                                                           2012   0.856
                                                                                           2011   0.914
                                                                                           2010   0.795
                                                                                           2009   0.596
                                                                                           2008   1.031
                                                                                           2007   1.224
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
                                                                                           2006   2.194
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.292        47,691
                                                                                           1.157        34,134
                                                                                           1.116         5,571
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.365            --
                                                                                           1.311         4,666
                                                                                           1.131           546
                                                                                           1.108            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.523            --
                                                                                           1.380         1,859
                                                                                           1.243           135
                                                                                           1.162            --
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.933            --
                                                                                           1.871       663,326
                                                                                           1.822       959,539
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.393            --
                                                                                           2.479       358,020
                                                                                           2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.361       153,193
                                                                                           2.173       175,421
                                                                                           1.880       189,908
                                                                                           1.854       228,281
                                                                                           1.613       382,881
                                                                                           1.107       452,850
                                                                                           1.476       610,595
                                                                                           1.453        16,710
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.452            --
                                                                                           1.382        41,400
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.743        76,800
                                                                                           1.314        71,598
                                                                                           1.171        55,400
                                                                                           1.182       100,710
                                                                                           1.063       108,152
                                                                                           0.902        92,630
                                                                                           1.455        49,767
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.097       571,386
                                                                                           1.069       580,431
                                                                                           0.856       576,141
                                                                                           0.914       582,009
                                                                                           0.795       664,240
                                                                                           0.596       754,036
                                                                                           1.031       645,652
                                                                                           1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
                                                                                           2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
                                                                                           2007   1.443
                                                                                           2006   1.305
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.373
                                                                                           2007   1.507
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.299
                                                                                           2007   1.180
                                                                                           2006   1.185
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.083
                                                                                           2007   1.107
                                                                                           2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592
                                                                                           2008   2.154
                                                                                           2007   2.049
                                                                                           2006   1.933
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.676
                                                                                           2010   0.638
                                                                                           2009   0.467
                                                                                           2008   0.894
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.513
                                                                                           2012   3.031
                                                                                           2011   3.105
                                                                                           2010   2.566
                                                                                           2009   1.841
                                                                                           2008   3.058
                                                                                           2007   2.537
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2013   2.407



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
                                                                                           1.414       155,034
                                                                                           1.443        81,224
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
                                                                                           1.373        82,665
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
                                                                                           1.299        39,488
                                                                                           1.180        29,932
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
                                                                                           1.083        22,114
                                                                                           1.107        14,240
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --
                                                                                           1.592       543,843
                                                                                           2.154       583,398
                                                                                           2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.720            --
                                                                                           0.676         2,108
                                                                                           0.638           143
                                                                                           0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.075         1,605
                                                                                           3.513         1,617
                                                                                           3.031        12,144
                                                                                           3.105        11,826
                                                                                           2.566        11,841
                                                                                           1.841        41,098
                                                                                           3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.574        47,102

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    2.151       2.407       34,473
                                                                                2011    2.076       2.151       34,933
                                                                                2010    1.855       2.076       39,173
                                                                                2009    1.369       1.855       34,059
                                                                                2008    1.697       1.369       30,128
                                                                                2007    1.606       1.697       62,141
                                                                                2006    1.528       1.606       23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.624       0.594           --
                                                                                2008    1.101       0.624       50,499
                                                                                2007    0.995       1.101       50,703
                                                                                2006    1.005       0.995       55,010
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013    1.051       1.346      771,658
                                                                                2012    0.911       1.051      752,907
                                                                                2011    1.062       0.911      670,237
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.811      11.323           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.342       3.145       34,300
                                                                                2012    2.839       3.342       36,314
                                                                                2011    3.520       2.839       30,678
                                                                                2010    2.871       3.520       41,359
                                                                                2009    1.717       2.871       59,930
                                                                                2008    3.893       1.717       57,856
                                                                                2007    3.080       3.893       51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.349       1.590      122,906
                                                                                2012    1.169       1.349      119,081
                                                                                2011    1.325       1.169      110,476
                                                                                2010    1.203       1.325       64,304
                                                                                2009    0.925       1.203       62,342
                                                                                2008    1.623       0.925       73,269
                                                                                2007    1.541       1.623       61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.450       2.659           --
                                                                                2012    2.347       2.450      192,496
                                                                                2011    2.503       2.347      210,836
                                                                                2010    2.054       2.503      276,944
                                                                                2009    1.515       2.054      318,840
                                                                                2008    1.089       1.515      358,519
                                                                                2007    1.225       1.089          202
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013    1.030       1.415       27,973
                                                                                2012    0.953       1.030       23,545
                                                                                2011    1.036       0.953       19,936
                                                                                2010    0.793       1.036       17,715
                                                                                2009    0.510       0.793       15,868
                                                                                2008    0.917       0.510        2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012    0.864       0.972           --
                                                                                2011    0.883       0.864       84,132
                                                                                2010    0.814       0.883       79,814
                                                                                2009    0.572       0.814      137,194
                                                                                2008    1.018       0.572      478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013    1.138       1.433       81,447
                                                                                2012    0.947       1.138       80,866
                                                                                2011    1.044       0.947      103,855
                                                                                2010    0.909       1.044      116,468
                                                                                2009    0.655       0.909      166,216
                                                                                2008    1.111       0.655      380,955
                                                                                2007    1.056       1.111      510,670
                                                                                2006    0.996       1.056      916,784
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013    1.117       1.404      824,624
                                                                                2012    0.933       1.117      830,232
                                                                                2011    1.030       0.933      809,087
                                                                                2010    0.899       1.030      912,693
                                                                                2009    0.651       0.899    1,028,396
                                                                                2008    1.107       0.651    1,222,749
                                                                                2007    1.054       1.107    1,332,839
                                                                                2006    0.996       1.054    1,236,065
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2013    1.488       1.339      232,880

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.377       1.488      284,516
                                                                            2011    1.249       1.377      233,791
                                                                            2010    1.170       1.249      233,097
                                                                            2009    1.000       1.170      259,025
                                                                            2008    1.083       1.000      201,107
                                                                            2007    1.020       1.083        3,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013    1.937       1.878      610,215
                                                                            2012    1.793       1.937      524,687
                                                                            2011    1.758       1.793      508,642
                                                                            2010    1.644       1.758      578,756
                                                                            2009    1.471       1.644      532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013    1.539       2.024       81,633
                                                                            2012    1.407       1.539       83,672
                                                                            2011    1.491       1.407       92,595
                                                                            2010    1.298       1.491       97,643
                                                                            2009    1.060       1.298      103,948
                                                                            2008    1.596       1.060      147,414
                                                                            2007    1.538       1.596      154,843
                                                                            2006    1.426       1.538      186,585
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.120       1.239           --
                                                                            2006    1.061       1.120           64
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.454       2.464       75,505
                                                                            2012    2.224       2.454      178,042
                                                                            2011    2.171       2.224      162,513
                                                                            2010    1.958       2.171      165,254
                                                                            2009    1.488       1.958      180,217
                                                                            2008    1.687       1.488      365,236
                                                                            2007    1.600       1.687      362,331
                                                                            2006    1.540       1.600      302,457
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2013   10.217      10.772           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.049       1.387      224,383
                                                                            2012    0.899       1.049      218,266
                                                                            2011    0.948       0.899      272,633
                                                                            2010    0.819       0.948      335,717
                                                                            2009    0.700       0.819      383,584
                                                                            2008    1.111       0.700      344,914
                                                                            2007    1.081       1.111      323,935
                                                                            2006    1.001       1.081      238,788
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.376       1.802      216,717
                                                                            2012    1.180       1.376      249,324
                                                                            2011    1.311       1.180      234,467
                                                                            2010    1.106       1.311      322,476
                                                                            2009    0.885       1.106      355,916
                                                                            2008    1.276       0.885      433,632
                                                                            2007    1.331       1.276      534,019
                                                                            2006    1.302       1.331       51,735
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.666       1.721           --
                                                                            2006    1.615       1.666    3,159,459
                                                                            2005    1.601       1.615    3,084,611
                                                                            2004    1.548       1.601    2,991,212
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.891       2.031           --
                                                                            2006    1.512       1.891    1,647,916
                                                                            2005    1.334       1.512    1,941,264
                                                                            2004    1.175       1.334    2,909,419
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.369       1.431           --
                                                                            2006    1.230       1.369    3,400,027
                                                                            2005    1.167       1.230    3,599,368
                                                                            2004    1.072       1.167    3,823,809
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.803       1.802           --
                                                                            2006    1.604       1.803    1,232,826
                                                                            2005    1.513       1.604    1,316,120
                                                                            2004    1.331       1.513    1,313,625
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.174       2.099      243,589

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   2.117       2.174       254,615
                                                                        2011   1.992       2.117       287,632
                                                                        2010   1.900       1.992       304,159
                                                                        2009   1.827       1.900       328,897
                                                                        2008   1.744       1.827       426,703
                                                                        2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2013   1.871       1.835       271,021
                                                                        2012   1.760       1.871       314,653
                                                                        2011   1.671       1.760       345,369
                                                                        2010   1.560       1.671       315,228
                                                                        2009   1.441       1.560       351,895
                                                                        2008   1.510       1.441       379,320
                                                                        2007   1.437       1.510       332,369
                                                                        2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.243       1.649       458,293
                                                                        2012   1.099       1.243       477,138
                                                                        2011   1.221       1.099       502,741
                                                                        2010   1.031       1.221       595,483
                                                                        2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.070       2.794            --
                                                                        2008   3.194       2.070            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   1.892       2.255       246,649
                                                                        2012   1.703       1.892       308,424
                                                                        2011   1.659       1.703       307,575
                                                                        2010   1.531       1.659       354,602
                                                                        2009   1.320       1.531       475,581
                                                                        2008   1.776       1.320        80,729
                                                                        2007   1.757       1.776       188,221
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.282       1.670        24,187
                                                                        2012   1.138       1.282        29,043
                                                                        2011   1.128       1.138         9,497
                                                                        2010   1.048       1.128         6,667
                                                                        2009   0.954       1.048         5,411
                                                                        2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.203       1.189     2,505,635
                                                                        2012   1.217       1.203     2,597,547
                                                                        2011   1.231       1.217     2,588,171
                                                                        2010   1.245       1.231     2,791,932
                                                                        2009   1.254       1.245     2,805,600
                                                                        2008   1.233       1.254     3,192,687
                                                                        2007   1.188       1.233     3,278,590
                                                                        2006   1.158       1.188     3,215,541
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.645       0.639            --
                                                                        2008   1.092       0.645         1,731
                                                                        2007   1.150       1.092         4,408
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.214       1.605       270,717
                                                                        2012   1.088       1.214       309,571
                                                                        2011   1.147       1.088       303,370
                                                                        2010   1.036       1.147       332,691
                                                                        2009   0.794       1.036       379,785
                                                                        2008   1.282       0.794       466,832
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.760       0.795            --
                                                                        2008   1.394       0.760     1,168,891
                                                                        2007   1.356       1.394     1,224,247
                                                                        2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.459       1.609            --
                                                                        2012   1.277       1.459       125,105
                                                                        2011   1.377       1.277       152,347
                                                                        2010   1.217       1.377       164,483
                                                                        2009   1.012       1.217       269,013
                                                                        2008   1.678       1.012       274,630
                                                                        2007   1.631       1.678       338,801
                                                                        2006   1.585       1.631       382,714
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.475       1.934       161,467

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012    1.346       1.475      173,731
                                                                                    2011    1.405       1.346      177,509
                                                                                    2010    1.234       1.405      218,821
                                                                                    2009    0.837       1.234      316,288
                                                                                    2008    1.560       0.837      356,043
                                                                                    2007    1.310       1.560      332,537
                                                                                    2006    1.338       1.310      388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    0.936       1.268      104,348
                                                                                    2012    0.970       0.936      177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.857       0.979           --
                                                                                    2011    0.865       0.857       31,904
                                                                                    2010    0.786       0.865       34,134
                                                                                    2009    0.570       0.786       30,990
                                                                                    2008    0.858       0.570       45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.981       1.065           --
                                                                                    2010    0.858       0.981      376,649
                                                                                    2009    0.660       0.858      385,597
                                                                                    2008    1.121       0.660      417,149
                                                                                    2007    1.098       1.121      310,613
                                                                                    2006    1.000       1.098        2,538
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.327       1.368      440,115
                                                                                    2012    1.229       1.327      347,794
                                                                                    2011    1.204       1.229      332,770
                                                                                    2010    1.107       1.204      368,759
                                                                                    2009    0.929       1.107      447,744
                                                                                    2008    1.098       0.929      200,478
                                                                                    2007    1.052       1.098      180,965
                                                                                    2006    1.000       1.052       25,702
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.275       1.398    1,357,838
                                                                                    2012    1.157       1.275    1,346,351
                                                                                    2011    1.158       1.157    1,487,486
                                                                                    2010    1.051       1.158    1,494,445
                                                                                    2009    0.859       1.051    1,374,926
                                                                                    2008    1.109       0.859    1,572,585
                                                                                    2007    1.070       1.109    1,363,809
                                                                                    2006    1.000       1.070       99,260
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   22.194      25.885          304
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.208       1.409    4,848,741
                                                                                    2012    1.079       1.208    4,921,137
                                                                                    2011    1.107       1.079    4,808,567
                                                                                    2010    0.989       1.107    4,765,998
                                                                                    2009    0.791       0.989    4,738,265
                                                                                    2008    1.121       0.791    5,929,292
                                                                                    2007    1.087       1.121    5,364,482
                                                                                    2006    1.000       1.087      160,226
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.142       1.403    2,856,847
                                                                                    2012    1.001       1.142    3,128,957
                                                                                    2011    1.052       1.001    2,991,247
                                                                                    2010    0.928       1.052    3,104,348
                                                                                    2009    0.727       0.928    3,568,201
                                                                                    2008    1.134       0.727    4,543,502
                                                                                    2007    1.105       1.134    4,050,840
                                                                                    2006    1.000       1.105       97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.214       2.891      701,377
                                                                                    2012    1.935       2.214      698,925
                                                                                    2011    1.921       1.935      715,941
                                                                                    2010    1.692       1.921      697,013
                                                                                    2009    1.356       1.692    1,021,123
                                                                                    2008    2.180       1.356      824,665
                                                                                    2007    2.197       2.180      892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013    2.396       2.813    1,340,382

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.005       2.746       283,372
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.146       1.158            --
                                                                                   2005   1.127       1.146     1,320,152
                                                                                   2004   1.128       1.127       627,877
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.124       1.190            --
                                                                                   2005   1.076       1.124            --
                                                                                   2004   1.000       1.076            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.994       1.016            --
                                                                                   2006   0.999       0.994            --
                                                                                   2005   1.000       0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.418       1.467            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2008   1.368       1.418       315,874
                                                                     2007   1.273       1.368       228,125
                                                                     2006   1.240       1.273       198,678
                                                                     2005   1.224       1.240       155,217
                                                                     2004   1.181       1.224       137,113
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)............ 2008   0.990       0.920            --
                                                                     2007   0.908       0.990            --
                                                                     2006   0.827       0.908         8,677
                                                                     2005   0.780       0.827        15,111
                                                                     2004   0.733       0.780        13,080
 Putnam VT International Equity Subaccount (Class IB) (7/01)........ 2007   1.429       1.549            --
                                                                     2006   1.132       1.429        45,624
                                                                     2005   1.020       1.132        44,320
                                                                     2004   0.888       1.020        38,611
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)............. 2007   1.995       2.134            --
                                                                     2006   1.721       1.995       232,931
                                                                     2005   1.626       1.721       146,395
                                                                     2004   1.303       1.626        91,130
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.942       1.005            --
                                                                     2005   0.876       0.942        47,271
                                                                     2004   0.832       0.876        60,480
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.432       1.528            --
                                                                     2005   1.443       1.432        19,865
                                                                     2004   1.373       1.443        16,992
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.264       2.476            --
                                                                     2005   2.037       2.264       371,108
                                                                     2004   1.769       2.037       101,002
 Travelers Equity Income Subaccount (7/97).......................... 2006   1.506       1.585            --
                                                                     2005   1.458       1.506       365,688
                                                                     2004   1.343       1.458     1,272,888
 Travelers Federated High Yield Subaccount (10/97).................. 2006   1.338       1.374            --
                                                                     2005   1.320       1.338        14,688
                                                                     2004   1.210       1.320         7,239
 Travelers Federated Stock Subaccount (7/97)........................ 2006   1.548       1.605            --
                                                                     2005   1.487       1.548        71,923
                                                                     2004   1.360       1.487       108,852
 Travelers Large Cap Subaccount (7/97).............................. 2006   1.293       1.334            --
                                                                     2005   1.203       1.293       453,634
                                                                     2004   1.143       1.203       668,030
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.224       1.301            --
                                                                     2005   1.105       1.224        20,460
                                                                     2004   0.964       1.105        25,111
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)............ 2006   1.263       1.338            --
                                                                     2005   1.239       1.263       340,916
                                                                     2004   1.099       1.239       372,161
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97).............. 2006   1.934       1.999            --
                                                                     2005   1.900       1.934     2,332,491
                                                                     2004   1.724       1.900     1,400,796
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................... 2006   1.183       1.280            --
                                                                     2005   1.124       1.183     1,774,906
                                                                     2004   1.000       1.124            --
 Travelers Mondrian International Stock Subaccount (8/97)........... 2006   1.135       1.305            --
                                                                     2005   1.048       1.135        87,375
                                                                     2004   0.916       1.048       191,964
 Travelers Pioneer Fund Subaccount (3/97)........................... 2006   1.342       1.426            --
                                                                     2005   1.281       1.342       174,734
                                                                     2004   1.166       1.281       160,136
 Travelers Pioneer Mid Cap Value Subaccount (8/05).................. 2006   1.007       1.061            --
                                                                     2005   1.000       1.007            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.522       1.540            --
                                                                          2005   1.485       1.522       218,154
                                                                          2004   1.354       1.485       139,939
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.390       1.379            --
                                                                          2005   1.383       1.390       429,437
                                                                          2004   1.355       1.383       344,205
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.483       1.550            --
                                                                          2005   1.470       1.483       757,966
                                                                          2004   1.349       1.470     1,025,980
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.028       1.185            --
                                                                          2005   1.000       1.028            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.721       1.662            --
                                                                          2005   1.669       1.721       648,697
                                                                          2004   1.591       1.669       496,882
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.053       1.023            --
                                                                          2008   1.659       1.053       145,603
                                                                          2007   1.719       1.659       146,226
                                                                          2006   1.498       1.719       124,551
                                                                          2005   1.455       1.498       138,328
                                                                          2004   1.254       1.455        77,925
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.569       0.584            --
                                                                          2008   1.010       0.569         8,318
                                                                          2007   0.909       1.010         6,848
                                                                          2006   0.861       0.909         5,763
                                                                          2005   0.807       0.861        10,445
                                                                          2004   0.787       0.807        19,930
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   2.191       2.486        32,955
                                                                          2012   1.945       2.191        32,858
                                                                          2011   2.121       1.945        31,033
                                                                          2010   1.830       2.121        33,357
                                                                          2009   1.156       1.830        36,194
                                                                          2008   2.108       1.156        32,671
                                                                          2007   2.148       2.108        28,034
                                                                          2006   1.877       2.148        26,730
                                                                          2005   1.630       1.877        24,512
                                                                          2004   1.412       1.630        30,327


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into
Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                    ALLIANCEBERNSTEIN
                                               ALGER CAPITAL         GLOBAL THEMATIC                                AMERICAN FUNDS
                                               APPRECIATION              GROWTH            AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            -------------------    -------------------    --------------------   -------------------
ASSETS:
   Investments at fair value.............   $         3,363,998    $           901,278    $         7,716,511    $       150,574,191
   Due from MetLife Insurance
     Company of Connecticut..............                    --                     --                     --                     --
                                            -------------------    -------------------    --------------------   -------------------
        Total Assets.....................             3,363,998                901,278              7,716,511            150,574,191
                                            -------------------    -------------------    --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------
        Total Liabilities................                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------

NET ASSETS...............................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $         3,363,995    $           901,277    $         7,716,511    $       150,450,295
   Net assets from contracts in payout...                    --                     --                     --                123,888
                                            -------------------    -------------------    --------------------   -------------------
        Total Net Assets.................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,564,842  $        325,074,338  $        279,010,814  $         15,302,894
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,564,842           325,074,338           279,010,814            15,302,896
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,551,296  $        324,829,667  $        278,841,898  $         15,302,896
   Net assets from contracts in payout..                13,546               244,660               168,906                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================


                                            DREYFUS SOCIALLY        DWS I CAPITAL         DWS II GLOBAL      DWS II GOVERNMENT &
                                           RESPONSIBLE GROWTH          GROWTH              GROWTH VIP         AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            710,336  $         10,652,441  $          2,639,081  $          3,417,260
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               710,336            10,652,441             2,639,081             3,417,260
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================


                                              DWS II SMALL          FIDELITY VIP
                                              MID CAP VALUE          CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,094,385  $       255,326,885
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,094,385          255,326,885
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    9
                                          --------------------  -------------------
        Total Liabilities...............                     3                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,094,382  $       255,326,876
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,094,382  $       255,263,389
   Net assets from contracts in payout..                    --               63,487
                                          --------------------  -------------------
        Total Net Assets................  $          8,094,382  $       255,326,876
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP         FIDELITY VIP HIGH
                                              APPRECIATION          EQUITY-INCOME             INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,445,391  $         261,131,880  $         24,369,720  $        312,221,243
   Due from MetLife Insurance
     Company of Connecticut.............                    --                      1                    --                    --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             2,445,391            261,131,881            24,369,720           312,221,243
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,445,391  $         260,706,402  $         24,319,785  $        312,021,965
   Net assets from contracts in payout..                    --                425,479                49,934               199,268
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================

                                                                   FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN      RISING DIVIDENDS        SMALL-MID CAP         FTVIPT MUTUAL
                                            INCOME SECURITIES        SECURITIES         GROWTH SECURITIES     SHARES SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         36,879,665  $         24,118,820  $         36,768,273  $         25,274,641
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            36,879,665            24,118,820            36,768,273            25,274,641
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         36,858,809  $         24,118,817  $         36,758,300  $         25,274,641
   Net assets from contracts in payout..                20,853                    --                 9,967                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS     FTVIPT TEMPLETON
                                               SECURITIES        FOREIGN SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         23,212,611  $         96,258,682
   Due from MetLife Insurance
     Company of Connecticut.............                    14                    --
                                          --------------------  --------------------
        Total Assets....................            23,212,625            96,258,682
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     7
                                          --------------------  --------------------
        Total Liabilities...............                    --                     7
                                          --------------------  --------------------

NET ASSETS..............................  $         23,212,625  $         96,258,675
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         23,209,318  $         96,123,470
   Net assets from contracts in payout..                 3,307               135,205
                                          --------------------  --------------------
        Total Net Assets................  $         23,212,625  $         96,258,675
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                               INVESCO V.I.           INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                            AMERICAN FRANCHISE          COMSTOCK        DIVERSIFIED DIVIDEND     EQUITY AND INCOME
                                                SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          11,927,366  $           8,281,574  $           1,508,708  $          77,591,291
   Due from MetLife Insurance
      Company of Connecticut............                     --                     11                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................             11,927,366              8,281,585              1,508,708             77,591,291
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          11,734,561  $           8,249,606  $           1,508,707  $          77,530,844
   Net assets from contracts in payout..                192,775                 31,979                     --                 60,447
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================

                                              INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                          GOVERNMENT SECURITIES     GROWTH AND INCOME        S&P 500 INDEX
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          12,461,124  $          87,371,139  $           2,775,396
   Due from MetLife Insurance
      Company of Connecticut............                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------
        Total Assets....................             12,461,124             87,371,139              2,775,396
                                          ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------
        Total Liabilities...............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          12,443,613  $          87,299,831  $           2,775,395
   Net assets from contracts in payout..                 17,509                 71,304                     --
                                          ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================

                                                                        JANUS ASPEN            JANUS ASPEN
                                          INVESCO V.I. UTILITIES        ENTERPRISE           GLOBAL RESEARCH
                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ----------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............   $           1,919,718  $          14,258,785  $           1,151,391
   Due from MetLife Insurance
      Company of Connecticut............                      --                     --                     --
                                          ----------------------  ---------------------  ---------------------
        Total Assets....................               1,919,718             14,258,785              1,151,391
                                          ----------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------
        Total Liabilities...............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------

NET ASSETS..............................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           1,919,717  $          14,252,786  $           1,151,374
   Net assets from contracts in payout..                      --                  5,996                     --
                                          ----------------------  ---------------------  ---------------------
        Total Net Assets................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                       LMPVET                LMPVET                LMPVET
                                                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          JANUS ASPEN OVERSEAS    AGGRESSIVE GROWTH       ALL CAP VALUE         APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         53,057,257   $       443,416,724  $       343,551,753   $        327,510,704
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            53,057,257           443,416,724          343,551,753            327,510,704
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,979,231   $       442,981,286  $       343,247,496   $        327,391,896
   Net assets from contracts in payout..                78,026               435,427              304,248                118,526
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       125,813,048  $       108,269,818   $        143,905,526   $        42,887,474
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           125,813,048          108,269,818            143,905,526            42,887,474
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       125,717,984  $       108,071,210   $        143,470,572   $        42,779,436
   Net assets from contracts in payout..                95,056              198,600                434,945               108,033
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================

                                                 LMPVET           LMPVET INVESTMENT
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        74,135,009   $         44,216,483
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           74,135,009             44,216,483
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                      1
                                          --------------------  --------------------
       Total Liabilities................                    9                      1
                                          --------------------  --------------------

NET ASSETS..............................  $        74,135,000   $         44,216,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        74,105,892   $         44,203,250
   Net assets from contracts in payout..               29,108                 13,232
                                          --------------------  --------------------
       Total Net Assets.................  $        74,135,000   $         44,216,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        67,949,518  $        41,240,143  $         26,611,147  $          9,465,036
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  ---------------------
        Total Assets....................           67,949,518           41,240,143            26,611,147             9,465,036
                                          -------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------
        Total Liabilities...............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        67,670,764  $        41,240,143  $         26,611,146  $          9,445,148
   Net assets from contracts in payout..              278,754                   --                    --                19,884
                                          -------------------  -------------------  --------------------  ---------------------
        Total Net Assets................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================

                                            LMPVIT WESTERN         MIST AMERICAN         MIST AMERICAN       MIST AMERICAN
                                          ASSET VARIABLE HIGH     FUNDS BALANCED         FUNDS GROWTH       FUNDS MODERATE
                                                INCOME              ALLOCATION            ALLOCATION          ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        94,954,015  $          3,871,346  $         3,542,061  $         2,718,822
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     2                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           94,954,015             3,871,348            3,542,062            2,718,823
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        94,775,586  $          3,871,348  $         3,542,062  $         2,718,823
   Net assets from contracts in payout..              178,426                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================


                                             MIST BLACKROCK        MIST BLACKROCK
                                               HIGH YIELD          LARGE CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,385,099  $         50,072,690
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --
                                          --------------------  --------------------
        Total Assets....................           123,385,099            50,072,690
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                     5
                                          --------------------  --------------------
        Total Liabilities...............                     7                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        123,385,092  $         50,072,685
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,327,958  $         50,025,807
   Net assets from contracts in payout..                57,134                46,878
                                          --------------------  --------------------
        Total Net Assets................  $        123,385,092  $         50,072,685
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                MIST HARRIS
                                          MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                              REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,115,564  $          5,944,350   $       576,670,360  $         83,400,617
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................           69,115,564             5,944,351           576,670,360            83,400,617
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,034,691  $          5,935,250   $       575,482,178  $         83,354,808
   Net assets from contracts in payout..               80,864                 9,101             1,188,175                45,803
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================


                                              MIST INVESCO          MIST INVESCO         MIST INVESCO          MIST JPMORGAN
                                                COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        159,177,706  $        61,479,517  $         15,149,426  $        13,918,321
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           159,177,706           61,479,517            15,149,426           13,918,321
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        159,005,137  $        61,451,307  $         15,149,420  $        13,915,085
   Net assets from contracts in payout..               172,562               28,200                    --                3,232
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        160,979,992  $        45,642,594
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           160,979,992           45,642,594
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    2
                                          --------------------  -------------------
       Total Liabilities................                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $        160,979,990  $        45,642,592
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        160,647,324  $        45,582,569
   Net assets from contracts in payout..               332,666               60,023
                                          --------------------  -------------------
       Total Net Assets.................  $        160,979,990  $        45,642,592
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                           VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,050,875  $        66,836,972  $        23,257,416  $        18,719,196
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             5,050,875           66,836,972           23,257,416           18,719,196
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,039,101  $        66,836,972  $        23,257,414  $        18,719,194
   Net assets from contracts in payout..                11,774                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================

                                                                                                               MIST MORGAN
                                             MIST METLIFE        MIST MFS EMERGING     MIST MFS RESEARCH     STANLEY MID CAP
                                           MODERATE STRATEGY      MARKETS EQUITY         INTERNATIONAL           GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        13,886,951  $        58,259,371   $         92,815,178  $        14,243,585
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           13,886,951           58,259,371             92,815,178           14,243,585
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,886,949  $        58,219,122   $         92,698,311  $        14,216,224
   Net assets from contracts in payout..                   --               40,240                116,861               27,359
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================

                                                                    MIST PIMCO
                                            MIST OPPENHEIMER    INFLATION PROTECTED
                                              GLOBAL EQUITY            BOND
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        395,783,754  $        76,820,094
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           395,783,754           76,820,094
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    19                    6
                                          --------------------  -------------------
       Total Liabilities................                    19                    6
                                          --------------------  -------------------

NET ASSETS..............................  $        395,783,735  $        76,820,088
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        395,639,500  $        76,775,407
   Net assets from contracts in payout..               144,235               44,681
                                          --------------------  -------------------
       Total Net Assets.................  $        395,783,735  $        76,820,088
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST PYRAMIS
                                            MIST PIMCO TOTAL                           MIST PIONEER         MANAGED RISK
                                                 RETURN          MIST PIONEER FUND   STRATEGIC INCOME         PORTFOLIO
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       296,027,279  $        62,232,317  $       175,717,243  $             1,369
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          296,027,279           62,232,317          175,717,243                1,369
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       295,492,914  $        62,102,250  $       175,487,907  $             1,369
   Net assets from contracts in payout..              534,358              130,058              229,327                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================


                                           MIST SSGA GROWTH      MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                            AND INCOME ETF              ETF            LARGE CAP VALUE      MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,281,207  $       163,090,332  $       129,704,922  $          2,644,912
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          128,281,207          163,090,332          129,704,922             2,644,912
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,281,207  $       163,090,332  $       129,653,923  $          2,644,910
   Net assets from contracts in payout..                   --                   --               50,987                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================


                                           MIST THIRD AVENUE      MORGAN STANLEY
                                            SMALL CAP VALUE      MULTI CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       139,708,203  $         1,210,402
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          139,708,203            1,210,402
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                    2
                                          -------------------  -------------------
       Total Liabilities................                    8                    2
                                          -------------------  -------------------

NET ASSETS..............................  $       139,708,195  $         1,210,400
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       139,477,928  $         1,210,400
   Net assets from contracts in payout..              230,267                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       139,708,195  $         1,210,400
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MSF BARCLAYS
                                             AGGREGATE BOND     MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX               INCOME         CAPITAL APPRECIATION       DIVERSIFIED
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        80,759,059  $        185,528,400   $       218,130,434  $       265,542,358
   Due from MetLife Insurance
     Company of Connecticut.............                  926                    --                    16                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           80,759,985           185,528,400           218,130,450          265,542,358
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        80,609,356  $        185,176,317   $       217,132,491  $       264,891,647
   Net assets from contracts in payout..              150,629               352,064               997,959              650,710
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================


                                             MSF BLACKROCK         MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                            LARGE CAP VALUE        MONEY MARKET             VALUE           MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,413,318  $       306,076,682  $        109,181,333  $        93,792,088
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           15,413,318          306,076,682           109,181,333           93,792,088
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,413,317  $       305,605,312  $        109,112,304  $        93,694,395
   Net assets from contracts in payout..                   --              471,357                69,018               97,685
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================


                                                                  MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH     SMALL CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       377,320,714   $          1,019,555
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................          377,320,714              1,019,555
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                      2
                                          --------------------  --------------------
       Total Liabilities................                    6                      2
                                          --------------------  --------------------

NET ASSETS..............................  $       377,320,708   $          1,019,553
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       377,011,859   $          1,019,553
   Net assets from contracts in payout..              308,849                     --
                                          --------------------  --------------------
       Total Net Assets.................  $       377,320,708   $          1,019,553
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                        MSF
                                                                  MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                             MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,205,750  $            969,532  $        35,985,166  $        85,938,163
   Due from MetLife Insurance
     Company of Connecticut.............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            2,205,750               969,532           35,985,166           85,938,163
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,205,749  $            969,532  $        35,985,163  $        85,933,776
   Net assets from contracts in payout..                   --                    --                   --                4,384
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================


                                                                                          MSF METLIFE
                                             MSF METLIFE MID        MSF METLIFE           MODERATE TO        MSF METLIFE STOCK
                                             CAP STOCK INDEX    MODERATE ALLOCATION  AGGRESSIVE ALLOCATION         INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  ---------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,115,030  $        449,109,728  $       392,110,513    $     1,022,209,514
   Due from MetLife Insurance
     Company of Connecticut.............                    2                    --                   --                    887
                                          -------------------  --------------------  ---------------------  -------------------
        Total Assets....................           14,115,032           449,109,728          392,110,513          1,022,210,401
                                          -------------------  --------------------  ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------
        Total Liabilities...............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------

NET ASSETS..............................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,115,032  $        449,109,725  $       392,057,958    $     1,018,215,548
   Net assets from contracts in payout..                   --                    --               52,552              3,994,853
                                          -------------------  --------------------  ---------------------  -------------------
        Total Net Assets................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================



                                              MSF MFS TOTAL
                                                 RETURN             MSF MFS VALUE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        467,083,541  $       152,814,325
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................           467,083,541          152,814,325
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    25                   29
                                          --------------------  -------------------
        Total Liabilities...............                    25                   29
                                          --------------------  -------------------

NET ASSETS..............................  $        467,083,516  $       152,814,296
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        466,179,834  $       152,755,548
   Net assets from contracts in payout..               903,682               58,748
                                          --------------------  -------------------
        Total Net Assets................  $        467,083,516  $       152,814,296
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                               MSF MSCI            MSF NEUBERGER     MSF RUSSELL 2000      MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS           INDEX           LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,367,332  $        82,899,613  $       123,574,396  $        54,003,661
   Due from MetLife Insurance
     Company of Connecticut.............                  500                   --                  376                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           66,367,832           82,899,613          123,574,772           54,003,661
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,297,600  $        82,853,664  $       123,500,016  $        53,943,576
   Net assets from contracts in payout..               70,232               45,936               74,756               60,077
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================

                                                                  MSF WESTERN ASSET     MSF WESTERN ASSET
                                            MSF T. ROWE PRICE   MANAGEMENT STRATEGIC     MANAGEMENT U.S.        PIONEER VCT
                                            SMALL CAP GROWTH     BOND OPPORTUNITIES        GOVERNMENT        DISCIPLINED VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        125,245,598   $        44,979,006  $        109,839,173  $        10,612,644
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................           125,245,598            44,979,006           109,839,173           10,612,644
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        125,215,353   $        44,911,438  $        109,721,964  $        10,612,641
   Net assets from contracts in payout..                30,241                67,563               117,205                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================


                                               PIONEER VCT          PIONEER VCT
                                            EMERGING MARKETS       EQUITY INCOME
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         11,823,448  $        18,092,867
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            11,823,448           18,092,867
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    3
                                          --------------------  -------------------
       Total Liabilities................                     3                    3
                                          --------------------  -------------------

NET ASSETS..............................  $         11,823,445  $        18,092,864
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,823,445  $        18,092,864
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         11,823,445  $        18,092,864
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                               PIONEER VCT           PIONEER VCT
                                                IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                            GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        252,878,161  $        118,420,644  $         29,462,186  $         10,515,687
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           252,878,161           118,420,644            29,462,186            10,515,687
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================


                                                                                         WELLS FARGO VT
                                               UIF GROWTH       UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,732,653  $         10,891,729  $          2,776,007
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                     1
                                          --------------------  --------------------  --------------------
        Total Assets....................             7,732,653            10,891,729             2,776,008
                                          --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    --                    --
                                          --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    --                    --
                                          --------------------  --------------------  --------------------

NET ASSETS..............................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,707,876  $         10,885,701  $          2,763,588
   Net assets from contracts in payout..                24,775                 6,028                12,420
                                          --------------------  --------------------  --------------------
        Total Net Assets................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      ALLIANCEBERNSTEIN
                                                  ALGER CAPITAL        GLOBAL THEMATIC                             AMERICAN FUNDS
                                                  APPRECIATION             GROWTH          AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,331  $                190  $           150,272   $          1,738,065
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                59,988                13,908              136,254              2,243,976
      Administrative charges................                 5,017                 1,302               14,054                196,548
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                65,005                15,210              150,308              2,440,524
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (61,674)              (15,020)                 (36)              (702,459)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               352,127                    --              109,845                     --
      Realized gains (losses) on sale of
        investments.........................               383,606                23,203               78,674              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               735,733                23,203              188,519              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               261,276               156,146            (552,432)             26,002,227
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               997,009               179,349            (363,913)             35,518,656
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            935,335  $            164,329  $         (363,949)   $         34,816,197
                                              ====================  ====================  ====================  ====================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION          GROWTH             GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            29,764  $         2,859,533  $          3,489,791  $            101,693
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               51,121            5,106,989             4,468,582                91,493
      Administrative charges................                5,201              439,417               387,018                   183
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,322            5,546,406             4,855,600                91,676
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (26,558)          (2,686,873)           (1,365,809)                10,017
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --                    --               644,791
      Realized gains (losses) on sale of
        investments.........................              199,709           17,489,309            14,350,569               506,454
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......              199,709           17,489,309            14,350,569             1,151,245
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              641,158           63,001,582            60,371,095             2,799,912
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              840,867           80,490,891            74,721,664             3,951,157
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           814,309  $        77,804,018  $         73,355,855  $          3,961,174
                                              ===================  ===================  ====================  ====================


                                                DREYFUS SOCIALLY        DWS I CAPITAL
                                               RESPONSIBLE GROWTH          GROWTH
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $              6,721  $           106,532
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,718              193,923
      Administrative charges................                   961               16,115
                                              --------------------  -------------------
        Total expenses......................                12,679              210,038
                                              --------------------  -------------------
           Net investment income (loss).....               (5,958)            (103,506)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................                19,377              872,400
                                              --------------------  -------------------
           Net realized gains (losses)......                19,377              872,400
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               162,762            2,174,525
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               182,139            3,046,925
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            176,181  $         2,943,419
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   DWS II GLOBAL      DWS II GOVERNMENT &       DWS II SMALL
                                                    GROWTH VIP         AGENCY SECURITIES        MID CAP VALUE
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             26,774  $            112,275   $             67,466
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                48,428                74,218                146,765
      Administrative charges.................                 3,992                 6,187                 12,203
                                               --------------------  ---------------------  --------------------
         Total expenses......................                52,420                80,405                158,968
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (25,646)                31,870               (91,502)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --               174,404                     --
      Realized gains (losses) on sale of
         investments.........................              (61,716)              (72,811)                132,685
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (61,716)               101,593                132,685
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               556,629             (352,166)              2,218,962
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               494,913             (250,573)              2,351,647
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            469,267  $          (218,703)   $          2,260,145
                                               ====================  =====================  ====================

                                                                         FIDELITY VIP
                                                   FIDELITY VIP         DYNAMIC CAPITAL        FIDELITY VIP
                                                    CONTRAFUND           APPRECIATION          EQUITY-INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,004,444  $              2,596  $          6,108,686
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,324,244                30,198             3,105,940
      Administrative charges.................               171,343                 2,049                12,039
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,495,587                32,247             3,117,979
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (1,491,143)              (29,651)             2,990,707
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                67,959               182,558            16,235,497
      Realized gains (losses) on sale of
         investments.........................             6,216,006               161,681             2,335,810
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             6,283,965               344,239            18,571,307
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            56,291,772               378,710            35,924,876
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            62,575,737               722,949            54,496,183
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         61,084,594  $            693,298  $         57,486,890
                                               ====================  ====================  ====================


                                                 FIDELITY VIP HIGH                             FTVIPT FRANKLIN
                                                      INCOME         FIDELITY VIP MID CAP     INCOME SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,414,204  $            771,915   $          2,449,030
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               315,151             3,854,535                612,242
      Administrative charges.................                    92               184,819                 56,982
                                               --------------------  ---------------------  --------------------
         Total expenses......................               315,243             4,039,354                669,224
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             1,098,961           (3,267,439)              1,779,806
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --            37,103,778                     --
      Realized gains (losses) on sale of
         investments.........................             (156,051)             7,821,517                737,033
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             (156,051)            44,925,295                737,033
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               209,161            42,081,895              1,769,151
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                53,110            87,007,190              2,506,184
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,152,071  $         83,739,751   $          4,285,990
                                               ====================  =====================  ====================

                                                  FTVIPT FRANKLIN
                                                 RISING DIVIDENDS
                                                    SECURITIES
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            338,076
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               383,539
      Administrative charges.................                32,456
                                               --------------------
         Total expenses......................               415,995
                                               --------------------
           Net investment income (loss)......              (77,919)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             1,799,359
                                               --------------------
           Net realized gains (losses).......             1,799,359
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             3,422,567
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             5,221,926
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,144,007
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FTVIPT FRANKLIN                             FTVIPT TEMPLETON
                                                   SMALL-MID CAP         FTVIPT MUTUAL       DEVELOPING MARKETS
                                                 GROWTH SECURITIES     SHARES SECURITIES         SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $            531,593  $             483,714
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               561,701               389,390                290,432
      Administrative charges.................                42,173                39,179                    471
                                               --------------------  --------------------  ---------------------
         Total expenses......................               603,874               428,569                290,903
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (603,874)               103,024                192,811
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             2,195,370                    --                     --
      Realized gains (losses) on sale of
         investments.........................             1,716,833             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             3,912,203             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             7,106,109             4,865,272              (644,865)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,018,312             5,992,456              (773,826)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,414,438  $          6,095,480  $           (581,015)
                                               ====================  ====================  =====================


                                                 FTVIPT TEMPLETON         INVESCO V.I.          INVESCO V.I.
                                                FOREIGN SECURITIES     AMERICAN FRANCHISE         COMSTOCK
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           2,232,438  $             31,846  $             130,554
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,560,770               181,590                125,224
      Administrative charges.................                115,659                16,535                 12,367
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              1,676,429               198,125                137,591
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                556,009             (166,279)                (7,037)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --                    --                     --
      Realized gains (losses) on sale of
         investments.........................              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             14,774,044             2,855,688              1,972,850
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             17,318,970             3,709,189              2,396,802
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          17,874,979  $          3,542,910  $           2,389,765
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                               DIVERSIFIED DIVIDEND    EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,741  $          1,175,029  $             464,596
                                               --------------------  --------------------  ----------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                31,736             1,209,905                231,819
      Administrative charges.................                 2,307               121,254                 22,009
                                               --------------------  --------------------  ----------------------
         Total expenses......................                34,043             1,331,159                253,828
                                               --------------------  --------------------  ----------------------
           Net investment income (loss)......               (3,302)             (156,130)                210,768
                                               --------------------  --------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --                     --
      Realized gains (losses) on sale of
         investments.........................               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
           Net realized gains (losses).......               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................               264,409            11,533,297            (1,015,023)
                                               --------------------  --------------------  ----------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               375,937            16,778,437              (890,616)
                                               --------------------  --------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            372,635  $         16,622,307  $           (679,848)
                                               ====================  ====================  ======================


                                                   INVESCO V.I.
                                                 GROWTH AND INCOME
                                                    SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           1,080,688
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,308,738
      Administrative charges.................                130,357
                                               ---------------------
         Total expenses......................              1,439,095
                                               ---------------------
           Net investment income (loss)......              (358,407)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                735,337
      Realized gains (losses) on sale of
         investments.........................              5,989,057
                                               ---------------------
           Net realized gains (losses).......              6,724,394
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             17,435,882
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             24,160,276
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          23,801,869
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                  INVESCO V.I.                                   JANUS ASPEN
                                                  S&P 500 INDEX     INVESCO V.I. UTILITIES       ENTERPRISE
                                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                              --------------------  ----------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             47,309   $             63,689   $             50,574
                                              --------------------  ----------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                54,339                 38,726                195,756
      Administrative charges................                 3,947                  3,128                 16,091
                                              --------------------  ----------------------  --------------------
        Total expenses......................                58,286                 41,854                211,847
                                              --------------------  ----------------------  --------------------
           Net investment income (loss).....              (10,977)                 21,835              (161,273)
                                              --------------------  ----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                 44,355                     --
      Realized gains (losses) on sale of
        investments.........................               230,896                 22,298              1,516,095
                                              --------------------  ----------------------  --------------------
           Net realized gains (losses)......               230,896                 66,653              1,516,095
                                              --------------------  ----------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               459,450                 68,927              2,316,874
                                              --------------------  ----------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               690,346                135,580              3,832,969
                                              --------------------  ----------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            679,369   $            157,415   $          3,671,696
                                              ====================  ======================  ====================

                                                                                                  LMPVET
                                                   JANUS ASPEN                             CLEARBRIDGE VARIABLE
                                                 GLOBAL RESEARCH    JANUS ASPEN OVERSEAS     AGGRESSIVE GROWTH
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,293  $          1,606,071   $          1,041,786
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 5,364               678,240              5,997,842
      Administrative charges................                    50                 7,596                511,845
                                              --------------------  ---------------------  --------------------
        Total expenses......................                 5,414               685,836              6,509,687
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 5,879               920,235            (5,467,901)
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --             20,874,477
      Realized gains (losses) on sale of
        investments.........................                15,224           (1,006,092)             38,964,326
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......                15,224           (1,006,092)             59,838,803
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               228,557             6,383,285             98,193,520
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               243,781             5,377,193            158,032,323
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            249,660  $          6,297,428   $        152,564,422
                                              ====================  =====================  ====================

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  ALL CAP VALUE         APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          4,440,279  $          3,705,220  $          1,919,916  $            506,658
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             4,751,876             4,632,937             2,142,306             1,540,975
      Administrative charges................               412,384               457,070               189,159               128,818
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             5,164,260             5,090,007             2,331,465             1,669,793
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (723,981)           (1,384,787)             (411,549)           (1,163,135)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            23,290,417            10,225,797                    --            10,711,341
      Realized gains (losses) on sale of
        investments.........................            12,847,627            18,955,668             2,751,112             7,574,329
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            36,138,044            29,181,465             2,751,112            18,285,670
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            53,397,553            51,555,173            24,482,520            14,336,026
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            89,535,597            80,736,638            27,233,632            32,621,696
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         88,811,616  $         79,351,851  $         26,822,083  $         31,458,561
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    LMPVET                LMPVET                LMPVET           LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE        MID CAP CORE        SMALL CAP GROWTH      SOCIAL AWARENESS
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,186,515  $             53,577  $            30,344   $            363,098
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,826,239               651,685              986,191                545,711
      Administrative charges...............               170,975                62,057               75,288                 16,625
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,997,214               713,742            1,061,479                562,336
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....               189,301             (660,165)          (1,031,135)              (199,238)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,482,456             2,834,985            4,827,089                     --
      Realized gains (losses) on sale of
        investments........................             4,523,421             2,653,306            4,666,539              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            11,005,877             5,488,291            9,493,628              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            25,777,927             7,556,899           15,673,658              6,003,454
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            36,783,804            13,045,190           25,167,286              7,051,023
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        36,973,105  $         12,385,025  $        24,136,151   $          6,851,785
                                             ====================  ====================  ====================  ====================

                                                    LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         1,356,710  $           624,237  $            416,664  $           557,416
                                             -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................              919,555              525,857               327,214              171,974
      Administrative charges...............              104,010               61,884                38,940               15,354
                                             -------------------  -------------------  --------------------  ---------------------
        Total expenses.....................            1,023,565              587,741               366,154              187,328
                                             -------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....              333,145               36,496                50,510              370,088
                                             -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            6,414,130            6,489,221             5,044,254             (18,528)
                                             -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,556,207            7,528,135             5,686,328               67,412
                                             -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,889,352  $         7,564,631  $          5,736,838  $           437,500
                                             ===================  ===================  ====================  =====================

                                                LMPVIT WESTERN         MIST AMERICAN
                                              ASSET VARIABLE HIGH     FUNDS BALANCED
                                                    INCOME              ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,889,907  $            38,653
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,507,632               18,715
      Administrative charges...............               149,825                  195
                                             --------------------  -------------------
        Total expenses.....................             1,657,457               18,910
                                             --------------------  -------------------
           Net investment income (loss)....             5,232,450               19,743
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              173,813
      Realized gains (losses) on sale of
        investments........................           (1,300,022)               35,647
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,300,022)              209,460
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             3,447,105              258,246
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,147,083              467,706
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,379,533  $           487,449
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN         MIST AMERICAN
                                                 FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK        MIST BLACKROCK
                                                  ALLOCATION            ALLOCATION           HIGH YIELD          LARGE CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             28,582  $            40,896  $          8,803,078  $           598,192
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                20,166               18,985             1,820,003              666,652
      Administrative charges...............                   469                  236               117,295               61,976
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                20,635               19,221             1,937,298              728,628
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                 7,947               21,675             6,865,780            (130,436)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               157,709              134,888             3,492,710                   --
      Realized gains (losses) on sale of
        investments........................                40,620               27,300             1,872,643              803,734
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               198,329              162,188             5,365,353              803,734
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               427,722              105,616           (2,490,150)           12,259,377
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               626,051              267,804             2,875,203           13,063,111
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            633,998  $           289,479  $          9,740,983  $        12,932,675
                                             ====================  ===================  ====================  ===================

                                                                                                                    MIST HARRIS
                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                                  REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         5,374,601   $             10,095  $         4,139,016   $          2,116,204
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,085,055                 78,301            6,587,853              1,171,425
      Administrative charges...............               65,284                  6,412               98,530                 87,143
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,150,339                 84,713            6,686,383              1,258,568
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            4,224,262               (74,618)          (2,547,367)                857,636
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     --                   --                     --
      Realized gains (losses) on sale of
        investments........................          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (625,710)              1,389,657          122,087,103             15,797,358
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,471,755)              1,707,917          132,434,650             18,639,068
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,752,507   $          1,633,299  $       129,887,283   $         19,496,704
                                             ====================  ====================  ====================  ====================


                                                 MIST INVESCO         MIST INVESCO
                                                   COMSTOCK           MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,774,659  $            478,077
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,429,133             1,043,641
      Administrative charges...............              219,222                88,195
                                             -------------------  --------------------
        Total expenses.....................            2,648,355             1,131,836
                                             -------------------  --------------------
           Net investment income (loss)....            (873,696)             (653,759)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................           19,321,109             1,338,194
                                             -------------------  --------------------
           Net realized gains (losses).....           19,321,109             1,338,194
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           26,261,120            14,230,313
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           45,582,229            15,568,507
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,708,533  $         14,914,748
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT
                                               SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             49,397  $            89,747  $          4,103,389  $         3,426,977
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               218,782              196,652             1,963,862              693,490
      Administrative charges...............                13,709               10,568                 1,047               60,282
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               232,491              207,220             1,964,909              753,772
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (183,094)            (117,473)             2,138,480            2,673,205
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               780,778                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               873,509              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             1,654,287              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,800,712            2,738,943            16,907,180            (828,173)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,454,999            3,603,350            21,081,549              404,895
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,271,905  $         3,485,877  $         23,220,029  $         3,078,100
                                             ====================  ===================  ====================  ===================

                                                MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                              VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           175,910   $           455,657  $           461,266  $           308,057
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               75,792               741,332              420,737              359,298
      Administrative charges...............                6,568                 6,274               34,399               29,091
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               82,360               747,606              455,136              388,389
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               93,550             (291,949)                6,130             (80,332)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               20,942                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,098)               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               17,844               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (45,103)            14,374,112            2,302,680            2,048,198
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (27,259)            15,213,967            3,593,507            4,166,766
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            66,291   $        14,922,018  $         3,599,637  $         4,086,434
                                             ====================  ===================  ===================  ===================

                                                 MIST METLIFE      MIST MFS EMERGING
                                               MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           335,650  $           785,729
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              261,217            1,097,616
      Administrative charges...............               20,809               92,018
                                             -------------------  -------------------
        Total expenses.....................              282,026            1,189,634
                                             -------------------  -------------------
           Net investment income (loss)....               53,624            (403,905)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               25,729                   --
      Realized gains (losses) on sale of
        investments........................              683,478              589,139
                                             -------------------  -------------------
           Net realized gains (losses).....              709,207              589,139
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              812,818          (4,852,078)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,522,025          (4,262,939)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,575,649  $       (4,666,844)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                        MIST MORGAN                               MIST PIMCO
                                               MIST MFS RESEARCH      STANLEY MID CAP     MIST OPPENHEIMER    INFLATION PROTECTED
                                                 INTERNATIONAL            GROWTH            GLOBAL EQUITY            BOND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,435,608   $            98,772  $         6,678,231  $         2,455,377
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,315,671               217,628            4,752,934            1,491,458
      Administrative charges...............              108,334                18,989              183,952               95,255
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,424,005               236,617            4,936,886            1,586,713
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            1,011,603             (137,845)            1,741,345              868,664
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --            5,895,723
      Realized gains (losses) on sale of
        investments........................            (663,165)               808,283            8,061,157          (1,710,273)
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            (663,165)               808,283            8,061,157            4,185,450
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           14,671,944             3,425,665           72,325,448         (15,986,354)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           14,008,779             4,233,948           80,386,605         (11,800,904)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,020,382   $         4,096,103  $        82,127,950  $      (10,932,240)
                                             ====================  ===================  ===================  ====================


                                               MIST PIMCO TOTAL                            MIST PIONEER         MIST PYRAMIS
                                                    RETURN          MIST PIONEER FUND    STRATEGIC INCOME     MANAGED PORTFOLIO
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,686,183  $         1,960,691  $        10,202,840  $                10
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            5,262,111              865,699            3,083,764                   --
      Administrative charges...............              387,192               70,337              260,257                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,649,303              936,036            3,344,021                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,036,880            1,024,655            6,858,819                   10
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,832,761                   --              586,875                   23
      Realized gains (losses) on sale of
        investments........................            5,417,475            2,852,216            5,693,667                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,250,236            2,852,216            6,280,542                   23
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (33,638,868)           12,295,148         (13,611,818)                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (21,388,632)           15,147,364          (7,331,276)                   19
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,351,752)  $        16,172,019  $         (472,457)  $                29
                                             ===================  ===================  ===================  ===================


                                               MIST SSGA GROWTH     MIST SSGA GROWTH
                                                AND INCOME ETF             ETF
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,166,985  $         3,257,587
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,575,326            1,941,410
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................            1,575,326            1,941,410
                                             -------------------  -------------------
          Net investment income (loss).....            1,591,659            1,316,177
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,974,740            5,638,132
      Realized gains (losses) on sale of
        investments........................            1,748,108            1,727,153
                                             -------------------  -------------------
          Net realized gains (losses)......            4,722,848            7,365,285
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,409,087           15,207,254
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,131,935           22,572,539
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,723,594  $        23,888,716
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                              MIST T. ROWE PRICE   MIST T. ROWE PRICE     MIST THIRD AVENUE     MORGAN STANLEY
                                                LARGE CAP VALUE      MID CAP GROWTH        SMALL CAP VALUE     MULTI CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,921,446  $             6,491  $         1,336,397  $              2,666
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,046,149               49,297            1,917,621                23,852
      Administrative charges...............               153,710                4,211               98,392                 1,691
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             2,199,859               53,508            2,016,013                25,543
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (278,413)             (47,017)            (679,616)              (22,877)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              164,043                   --                15,727
      Realized gains (losses) on sale of
        investments........................             2,616,256              267,628            2,842,323               120,863
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             2,616,256              431,671            2,842,323               136,590
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            31,565,291              440,352           33,150,522               329,155
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            34,181,547              872,023           35,992,845               465,745
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         33,903,134  $           825,006  $        35,313,229  $            442,868
                                             ====================  ===================  ===================  ====================

                                                 MSF BARCLAYS
                                                AGGREGATE BOND     MSF BLACKROCK BOND        MSF BLACKROCK         MSF BLACKROCK
                                                     INDEX               INCOME          CAPITAL APPRECIATION       DIVERSIFIED
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------  ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,167,928   $         8,279,244   $         1,704,900   $          6,262,527
                                             -------------------  ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,038,888             2,963,265             2,620,088              3,175,993
      Administrative charges...............                  208               214,476               215,375                 16,941
                                             -------------------  ---------------------  --------------------  --------------------
        Total expenses.....................            1,039,096             3,177,741             2,835,463              3,192,934
                                             -------------------  ---------------------  --------------------  --------------------
           Net investment income (loss)....            2,128,832             5,101,503           (1,130,563)              3,069,593
                                             -------------------  ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             5,172,848                    --                     --
      Realized gains (losses) on sale of
        investments........................              355,080             2,001,150            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
           Net realized gains (losses).....              355,080             7,173,998            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,641,109)          (17,284,665)            40,510,171             35,451,352
                                             -------------------  ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,286,029)          (10,110,667)            58,361,881             41,110,244
                                             -------------------  ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,157,197)   $       (5,009,164)   $        57,231,318   $         44,179,837
                                             ===================  =====================  ====================  ====================


                                                MSF BLACKROCK         MSF BLACKROCK
                                               LARGE CAP VALUE        MONEY MARKET
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           186,350  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              257,619            4,761,763
      Administrative charges...............               20,735              379,769
                                             -------------------  -------------------
        Total expenses.....................              278,354            5,141,532
                                             -------------------  -------------------
           Net investment income (loss)....             (92,004)          (5,141,532)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              856,929                   --
      Realized gains (losses) on sale of
        investments........................            (127,684)                   --
                                             -------------------  -------------------
           Net realized gains (losses).....              729,245                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,319,124                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,048,369                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,956,365  $       (5,141,532)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013




                                              MSF DAVIS VENTURE       MSF FRONTIER                             MSF LOOMIS SAYLES
                                                    VALUE            MID CAP GROWTH      MSF JENNISON GROWTH    SMALL CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,366,419  $          1,056,307  $         1,324,239   $             2,241
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,820,181             1,199,888            4,345,862                16,662
      Administrative charges...............              145,904               114,943               83,513                 1,350
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,966,085             1,314,831            4,429,375                18,012
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (599,666)             (258,524)          (3,105,136)              (15,771)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,842,473             2,173,608            3,497,648                74,179
      Realized gains (losses) on sale of
        investments........................            3,504,572             4,791,068            4,801,512               134,631
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            5,347,045             6,964,676            8,299,160               208,810
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           24,307,357            17,227,251           98,217,431                95,243
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           29,654,402            24,191,927          106,516,591               304,053
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,054,736  $         23,933,403  $       103,411,455   $           288,282
                                             ===================  ====================  ====================  ===================

                                                                           MSF
                                                                     MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                               MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                                MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,237  $             15,969  $         1,206,786  $         2,230,900
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               31,473                16,449              609,347            1,149,270
      Administrative charges...............                3,044                 1,340               37,246               33,722
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               34,517                17,789              646,593            1,182,992
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....             (18,280)               (1,820)              560,193            1,047,908
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                24,966              197,539              920,689
      Realized gains (losses) on sale of
        investments........................              126,994                23,579              946,760            2,072,791
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              126,994                48,545            1,144,299            2,993,480
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              482,351               158,676            (682,628)            3,837,722
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              609,345               207,221              461,671            6,831,202
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           591,065  $            205,401  $         1,021,864  $         7,879,110
                                             ===================  ====================  ===================  ===================



                                                MSF METLIFE MID        MSF METLIFE
                                                CAP STOCK INDEX    MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            127,147  $         8,387,322
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               145,572            5,339,612
      Administrative charges...............                    --               65,457
                                             --------------------  -------------------
        Total expenses.....................               145,572            5,405,069
                                             --------------------  -------------------
           Net investment income (loss)....              (18,425)            2,982,253
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               311,609            3,422,028
      Realized gains (losses) on sale of
        investments........................               259,244            5,122,523
                                             --------------------  -------------------
           Net realized gains (losses).....               570,853            8,544,551
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,527,315           53,809,121
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,098,168           62,353,672
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,079,743  $        65,335,925
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE
                                                  MODERATE TO        MSF METLIFE STOCK       MSF MFS TOTAL
                                             AGGRESSIVE ALLOCATION         INDEX                RETURN            MSF MFS VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             ---------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,385,646   $        18,636,496  $        11,494,416  $          1,324,206
                                             ---------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             4,468,069            15,691,714            6,570,249             1,809,772
      Administrative charges...............                26,708               421,067              497,866               118,798
                                             ---------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,494,777            16,112,781            7,068,115             1,928,570
                                             ---------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               890,869             2,523,715            4,426,301             (604,364)
                                             ---------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            15,435,098                   --             2,259,995
      Realized gains (losses) on sale of
        investments........................             3,680,390            69,290,644            6,803,668             3,491,233
                                             ---------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,680,390            84,725,742            6,803,668             5,751,228
                                             ---------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            70,992,292           174,006,859           62,516,313            27,680,037
                                             ---------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            74,672,682           258,732,601           69,319,981            33,431,265
                                             ---------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         75,563,551   $       261,256,316  $        73,746,282  $         32,826,901
                                             =====================  ===================  ===================  ====================


                                                   MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS             INDEX          LARGE CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,901,327  $               756  $         1,725,222  $             32,304
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               721,114              717,725            1,318,943               690,411
      Administrative charges...............                 1,862               38,064                5,349                56,084
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               722,976              755,789            1,324,292               746,495
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,178,351            (755,033)              400,930             (714,191)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            12,148,332           17,473,581           31,689,365            10,863,922
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            10,445,049           18,643,663           34,260,564            15,655,034
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,623,400  $        17,888,630  $        34,661,494  $         14,940,843
                                             ====================  ===================  ===================  ====================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           152,551  $         2,495,699
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,444,957              765,612
      Administrative charges...............               52,681               71,858
                                             -------------------  --------------------
        Total expenses.....................            1,497,638              837,470
                                             -------------------  --------------------
           Net investment income (loss)....          (1,345,087)            1,658,229
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,198,101                   --
      Realized gains (losses) on sale of
        investments........................            5,241,091              866,373
                                             -------------------  --------------------
           Net realized gains (losses).....           11,439,192              866,373
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           29,168,456          (2,898,428)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           40,607,648          (2,032,055)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        39,262,561  $         (373,826)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MSF WESTERN ASSET
                                                 MANAGEMENT U.S.         PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                   GOVERNMENT         DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,719,799  $            162,040  $            115,460  $            414,989
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,543,402               185,774               225,080               316,586
      Administrative charges................               107,350                16,183                18,667                27,509
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,650,752               201,957               243,747               344,095
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,069,047              (39,917)             (128,287)                70,894
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               442,606                    --                    --
      Realized gains (losses) on sale of
        investments.........................               380,252               441,212             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               380,252               883,818             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,019,160)             1,669,390             (250,368)             3,283,953
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,638,908)             2,553,208             (486,506)             4,240,157
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,569,861)  $          2,513,291  $          (614,793)  $          4,311,051
                                              ====================  ====================  ====================  ====================

                                                  PIONEER VCT           PIONEER VCT
                                                   IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                               GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,282,284  $          2,686,252  $            218,985  $            251,618
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            5,017,679             2,382,703               479,046               213,343
      Administrative charges................              357,093               174,665                44,171                17,998
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            5,374,772             2,557,368               523,217               231,341
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (1,092,488)               128,884             (304,232)                20,277
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                    --                    --               576,324
      Realized gains (losses) on sale of
        investments.........................            1,742,231             1,834,911               228,082               240,931
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,742,231             1,834,911               228,082               817,255
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           35,899,481            13,021,324             7,893,729             (747,580)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           37,641,712            14,856,235             8,121,811                69,675
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        36,549,224  $         14,985,119  $          7,817,579  $             89,952
                                              ===================  ====================  ====================  ====================



                                                   UIF GROWTH       UIF U.S. REAL ESTATE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             32,704  $            138,789
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               114,996               189,214
      Administrative charges................                10,728                19,144
                                              --------------------  --------------------
        Total expenses......................               125,724               208,358
                                              --------------------  --------------------
           Net investment income (loss).....              (93,020)              (69,569)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               272,712                    --
      Realized gains (losses) on sale of
        investments.........................               906,047               318,119
                                              --------------------  --------------------
           Net realized gains (losses)......             1,178,759               318,119
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,610,149              (89,405)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,788,908               228,714
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,695,888  $            159,145
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                   WELLS FARGO VT
                                                                                                                   SMALL CAP VALUE
                                                                                                                     SUBACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $             19,353
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................                 34,561
      Administrative charges.................................................................................                  2,087
                                                                                                                --------------------
         Total expenses......................................................................................                 36,648
                                                                                                                --------------------
           Net investment income (loss)......................................................................               (17,295)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................                 50,657
                                                                                                                --------------------
           Net realized gains (losses).......................................................................                 50,657
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                328,989
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................................................................................                379,646
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $            362,351
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                              ALLIANCEBERNSTEIN GLOBAL
                                         ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (61,674)  $        (55,042)  $       (15,020)  $       (15,799)
   Net realized gains (losses).....           735,733            338,030            23,203             1,725
   Change in unrealized gains
     (losses) on investments.......           261,276            283,401           156,146           111,735
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           935,335            566,389           164,329            97,661
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             2,099              1,567                --               137
   Net transfers (including fixed
     account)......................          (39,535)          (715,863)             6,009            73,748
   Contract charges................             (771)              (928)             (280)             (355)
   Transfers for contract benefits
     and terminations..............         (834,098)          (456,844)         (147,135)         (166,712)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (872,305)        (1,172,068)         (141,406)          (93,182)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            63,030          (605,679)            22,923             4,479
NET ASSETS:
   Beginning of year...............         3,300,965          3,906,644           878,354           873,875
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      3,363,995  $       3,300,965  $        901,277  $        878,354
                                     ================  =================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $           (36)  $          91,490  $      (702,459)  $    (1,250,888)
   Net realized gains (losses).....           188,519            209,113         9,516,429         4,907,179
   Change in unrealized gains
     (losses) on investments.......         (552,432)             94,433        26,002,227        23,997,679
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (363,949)            395,036        34,816,197        27,653,970
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            46,654             32,090         1,104,190         1,543,246
   Net transfers (including fixed
     account)......................           446,383          2,732,364       (4,259,158)       (6,984,587)
   Contract charges................           (3,367)            (3,966)          (25,749)          (31,424)
   Transfers for contract benefits
     and terminations..............       (3,052,108)        (3,664,008)      (24,204,925)      (27,094,062)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,562,438)          (903,520)      (27,385,642)      (32,566,827)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,926,387)          (508,484)         7,430,555       (4,912,857)
NET ASSETS:
   Beginning of year...............        10,642,898         11,151,382       143,143,628       148,056,485
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      7,716,511  $      10,642,898  $    150,574,183  $    143,143,628
                                     ================  =================  ================  ================

                                             AMERICAN FUNDS GLOBAL
                                             SMALL CAPITALIZATION                 AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        (26,558)  $        (10,357)  $    (2,686,873)  $    (3,251,892)
   Net realized gains (losses).....            199,709            116,153        17,489,309         6,546,581
   Change in unrealized gains
     (losses) on investments.......            641,158            452,356        63,001,582        44,862,840
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            814,309            558,152        77,804,018        48,157,529
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              9,564             44,785         2,741,028         2,219,827
   Net transfers (including fixed
     account)......................            116,517            303,838      (11,724,629)      (12,448,672)
   Contract charges................            (1,351)            (1,684)          (57,633)          (69,851)
   Transfers for contract benefits
     and terminations..............          (657,464)        (1,529,104)      (52,827,432)      (51,856,896)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (532,734)        (1,182,165)      (61,868,666)      (62,155,592)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            281,575          (624,013)        15,935,352      (13,998,063)
NET ASSETS:
   Beginning of year...............          3,283,267          3,907,280       309,138,975       323,137,038
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       3,564,842  $       3,283,267  $    325,074,327  $    309,138,975
                                     =================  =================  ================  ================


                                        AMERICAN FUNDS GROWTH-INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,365,809)  $      (753,330)
   Net realized gains (losses).....         14,350,569         3,451,949
   Change in unrealized gains
     (losses) on investments.......         60,371,095        36,965,015
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         73,355,855        39,663,634
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,144,786         1,348,701
   Net transfers (including fixed
     account)......................       (10,982,121)      (12,709,273)
   Contract charges................           (49,429)          (59,677)
   Transfers for contract benefits
     and terminations..............       (45,466,316)      (42,829,402)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (55,353,080)      (54,249,651)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         18,002,775      (14,586,017)
NET ASSETS:
   Beginning of year...............        261,008,029       275,594,046
                                     -----------------  ----------------
   End of year.....................  $     279,010,804  $    261,008,029
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                             DREYFUS SOCIALLY RESPONSIBLE
                                        DELAWARE VIP SMALL CAP VALUE                    GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $          10,017  $       (11,207)  $         (5,958)  $        (8,456)
   Net realized gains (losses).....          1,151,245         1,292,860             19,377            22,452
   Change in unrealized gains
     (losses) on investments.......          2,799,912           300,163            162,762            43,365
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,961,174         1,581,816            176,181            57,361
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            641,543           731,350                 --                --
   Net transfers (including fixed
     account)......................          (121,583)         (690,554)           (24,411)         (116,528)
   Contract charges................               (32)              (28)              (138)             (150)
   Transfers for contract benefits
     and terminations..............        (1,793,109)       (1,661,436)           (22,902)          (22,404)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (1,273,181)       (1,620,668)           (47,451)         (139,082)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          2,687,993          (38,852)            128,730          (81,721)
NET ASSETS:
   Beginning of year...............         12,614,903        12,653,755            581,605           663,326
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      15,302,896  $     12,614,903  $         710,335  $        581,605
                                     =================  ================  =================  ================


                                            DWS I CAPITAL GROWTH               DWS II GLOBAL GROWTH VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (103,506)  $      (159,104)  $       (25,646)  $        (25,631)
   Net realized gains (losses).....            872,400           322,430          (61,716)          (265,169)
   Change in unrealized gains
     (losses) on investments.......          2,174,525         1,237,985           556,629            730,914
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,943,419         1,401,311           469,267            440,114
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             13,518            29,993             5,136             23,802
   Net transfers (including fixed
     account)......................          (321,615)         (349,162)         (165,650)           (35,971)
   Contract charges................            (2,932)           (3,483)             (677)              (844)
   Transfers for contract benefits
     and terminations..............        (2,369,269)       (1,272,303)         (445,160)          (677,908)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (2,680,298)       (1,594,955)         (606,351)          (690,921)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            263,121         (193,644)         (137,084)          (250,807)
NET ASSETS:
   Beginning of year...............         10,389,318        10,582,962         2,776,163          3,026,970
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      10,652,439  $     10,389,318  $      2,639,079  $       2,776,163
                                     =================  ================  ================  =================

                                         DWS II GOVERNMENT & AGENCY
                                                 SECURITIES                   DWS II SMALL MID CAP VALUE
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         31,870  $          88,124  $       (91,502)  $        (94,431)
   Net realized gains (losses).....           101,593            179,420           132,685          (279,013)
   Change in unrealized gains
     (losses) on investments.......         (352,166)          (238,163)         2,218,962          1,251,534
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (218,703)             29,381         2,260,145            878,090
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            147,683             6,709             14,509
   Net transfers (including fixed
     account)......................             5,094          (616,320)         (273,479)          (294,594)
   Contract charges................           (1,060)            (1,373)           (1,883)            (2,159)
   Transfers for contract benefits
     and terminations..............       (1,482,782)          (932,099)       (1,721,998)        (1,031,963)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (1,478,748)        (1,402,109)       (1,990,651)        (1,314,207)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,697,451)        (1,372,728)           269,494          (436,117)
NET ASSETS:
   Beginning of year...............         5,114,710          6,487,438         7,824,888          8,261,005
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,417,259  $       5,114,710  $      8,094,382  $       7,824,888
                                     ================  =================  ================  =================


                                           FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2013              2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (1,491,143)  $       (890,038)
   Net realized gains (losses).....         6,283,965          (217,305)
   Change in unrealized gains
     (losses) on investments.......        56,291,772         32,418,560
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,084,594         31,311,217
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,970,944          6,078,861
   Net transfers (including fixed
     account)......................       (3,006,539)        (8,160,108)
   Contract charges................          (86,875)           (94,569)
   Transfers for contract benefits
     and terminations..............      (32,802,301)       (28,683,433)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (29,924,771)       (30,859,249)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,159,823            451,968
NET ASSETS:
   Beginning of year...............       224,167,053        223,715,085
                                     ----------------  -----------------
   End of year.....................  $    255,326,876  $     224,167,053
                                     ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                   FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (29,651)  $       (21,067)  $       2,990,707  $       3,993,514
   Net realized gains (losses)......            344,239           117,242         18,571,307         13,182,136
   Change in unrealized gains
     (losses) on investments........            378,710           296,790         35,924,876         15,416,329
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            693,298           392,965         57,486,890         32,591,979
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             33,034            37,029          6,098,643          6,860,943
   Net transfers (including fixed
     account).......................             49,455             2,822        (4,270,403)        (6,524,100)
   Contract charges.................              (325)             (383)          (167,400)          (177,494)
   Transfers for contract benefits
     and terminations...............          (459,633)         (371,492)       (22,246,728)       (22,344,583)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (377,469)         (332,024)       (20,585,888)       (22,185,234)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            315,829            60,941         36,901,002         10,406,745
NET ASSETS:
   Beginning of year................          2,129,562         2,068,621        224,230,879        213,824,134
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       2,445,391  $      2,129,562  $     261,131,881  $     224,230,879
                                      =================  ================  =================  =================


                                           FIDELITY VIP HIGH INCOME                FIDELITY VIP MID CAP
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       1,098,961  $      1,147,111  $     (3,267,439)  $     (2,917,416)
   Net realized gains (losses)......          (156,051)         (319,382)         44,925,295         26,258,921
   Change in unrealized gains
     (losses) on investments........            209,161         2,353,424         42,081,895          9,907,900
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,152,071         3,181,153         83,739,751         33,249,405
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            340,290           407,151          9,494,104         10,365,662
   Net transfers (including fixed
     account).......................          (676,878)         (187,370)        (7,457,674)       (10,756,521)
   Contract charges.................           (18,006)          (21,468)           (98,588)          (106,107)
   Transfers for contract benefits
     and terminations...............        (2,621,339)       (3,110,690)       (35,774,275)       (37,874,468)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,975,933)       (2,912,377)       (33,836,433)       (38,371,434)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,823,862)           268,776         49,903,318        (5,122,029)
NET ASSETS:
   Beginning of year................         26,193,581        25,924,805        262,317,915        267,439,944
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      24,369,719  $     26,193,581  $     312,221,233  $     262,317,915
                                      =================  ================  =================  =================

                                            FTVIPT FRANKLIN INCOME               FTVIPT FRANKLIN RISING
                                                  SECURITIES                      DIVIDENDS SECURITIES
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      1,779,806  $       1,807,410  $        (77,919)  $        (65,554)
   Net realized gains (losses)......           737,033            251,057          1,799,359            818,497
   Change in unrealized gains
     (losses) on investments........         1,769,151          1,840,344          3,422,567          1,229,328
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,285,990          3,898,811          5,144,007          1,982,271
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           257,722             73,349            269,464             35,945
   Net transfers (including fixed
     account).......................           796,177          3,927,427          2,390,768          (264,262)
   Contract charges.................           (6,625)            (7,367)            (7,124)            (7,675)
   Transfers for contract benefits
     and terminations...............       (7,070,723)        (7,742,097)        (3,915,791)        (3,653,849)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (6,023,449)        (3,748,688)        (1,262,683)        (3,889,841)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (1,737,459)            150,123          3,881,324        (1,907,570)
NET ASSETS:
   Beginning of year................        38,617,121         38,466,998         20,237,493         22,145,063
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $     36,879,662  $      38,617,121  $      24,118,817  $      20,237,493
                                      ================  =================  =================  =================

                                         FTVIPT FRANKLIN SMALL-MID CAP
                                               GROWTH SECURITIES
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2013               2012
                                      ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (603,874)  $       (620,750)
   Net realized gains (losses)......         3,912,203          3,396,351
   Change in unrealized gains
     (losses) on investments........         7,106,109            276,252
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,414,438          3,051,853
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           306,814            333,633
   Net transfers (including fixed
     account).......................         (699,848)          (966,502)
   Contract charges.................          (11,579)           (12,963)
   Transfers for contract benefits
     and terminations...............       (5,438,244)        (5,167,132)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (5,842,857)        (5,812,964)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............         4,571,581        (2,761,111)
NET ASSETS:
   Beginning of year................        32,196,686         34,957,797
                                      ----------------  -----------------
   End of year......................  $     36,768,267  $      32,196,686
                                      ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                FTVIPT TEMPLETON DEVELOPING
                                        FTVIPT MUTUAL SHARES SECURITIES             MARKETS SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         103,024  $          92,497  $         192,811  $          52,090
   Net realized gains (losses)......          1,127,184          (112,713)          (128,961)          (289,789)
   Change in unrealized gains
     (losses) on investments........          4,865,272          3,644,908          (644,865)          3,136,219
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,095,480          3,624,692          (581,015)          2,898,520
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             84,976             71,335          1,390,826          1,469,993
   Net transfers (including fixed
     account).......................          (928,376)        (1,093,683)        (1,211,921)        (1,429,738)
   Contract charges.................            (9,934)           (12,225)           (12,137)           (14,972)
   Transfers for contract benefits
     and terminations...............        (6,472,234)        (9,188,675)        (2,809,192)        (2,169,694)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,325,568)       (10,223,248)        (2,642,424)        (2,144,411)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,230,088)        (6,598,556)        (3,223,439)            754,109
NET ASSETS:
   Beginning of year................         26,504,729         33,103,285         26,436,064         25,681,955
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      25,274,641  $      26,504,729  $      23,212,625  $      26,436,064
                                      =================  =================  =================  =================

                                           FTVIPT TEMPLETON FOREIGN
                                                  SECURITIES                   INVESCO V.I. AMERICAN FRANCHISE
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         556,009  $       1,139,713  $       (166,279)  $       (208,599)
   Net realized gains (losses)......          2,544,926          (944,229)            853,501            517,385
   Change in unrealized gains
     (losses) on investments........         14,774,044         13,948,363          2,855,688            971,254
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         17,874,979         14,143,847          3,542,910          1,280,040
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,577,814          1,440,354              2,384              3,146
   Net transfers (including fixed
     account).......................        (4,574,417)        (3,163,312)          (368,300)          (475,619)
   Contract charges.................           (21,328)           (24,492)            (2,550)            (3,377)
   Transfers for contract benefits
     and terminations...............       (13,959,584)       (12,879,146)        (1,740,069)        (1,669,817)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,977,515)       (14,626,596)        (2,108,535)        (2,145,667)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            897,464          (482,749)          1,434,375          (865,627)
NET ASSETS:
   Beginning of year................         95,361,211         95,843,960         10,492,961         11,358,588
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      96,258,675  $      95,361,211  $      11,927,336  $      10,492,961
                                      =================  =================  =================  =================


                                              INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         (7,037)  $             858  $         (3,302)  $         (5,721)
   Net realized gains (losses)......            423,952            (7,149)            111,528             46,105
   Change in unrealized gains
     (losses) on investments........          1,972,850          1,305,188            264,409            175,602
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,389,765          1,298,897            372,635            215,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                361                 --              1,194
   Net transfers (including fixed
     account).......................          (448,194)          (246,949)             20,008           (51,056)
   Contract charges.................            (1,385)            (1,700)              (134)              (156)
   Transfers for contract benefits
     and terminations...............        (1,485,504)        (1,266,249)          (288,448)          (313,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,935,083)        (1,514,537)          (268,574)          (363,751)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            454,682          (215,640)            104,061          (147,765)
NET ASSETS:
   Beginning of year................          7,826,903          8,042,543          1,404,646          1,552,411
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       8,281,585  $       7,826,903  $       1,508,707  $       1,404,646
                                      =================  =================  =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (156,130)  $          16,354
   Net realized gains (losses)......          5,245,140          4,276,625
   Change in unrealized gains
     (losses) on investments........         11,533,297          5,503,768
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         16,622,307          9,796,747
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            201,462            213,015
   Net transfers (including fixed
     account).......................        (1,010,257)        (2,416,792)
   Contract charges.................           (27,704)           (33,275)
   Transfers for contract benefits
     and terminations...............       (18,810,104)       (30,869,610)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (19,646,603)       (33,106,662)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,024,296)       (23,309,915)
NET ASSETS:
   Beginning of year................         80,615,587        103,925,502
                                      -----------------  -----------------
   End of year......................  $      77,591,291  $      80,615,587
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. GROWTH AND INCOME
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         210,768  $         209,049  $        (358,407)  $       (368,946)
   Net realized gains (losses)......            124,407            314,611           6,724,394          3,072,038
   Change in unrealized gains
     (losses) on investments........        (1,015,023)          (426,184)          17,435,882          8,408,985
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (679,848)             97,476          23,801,869         11,112,077
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              9,511              8,100             238,369            266,480
   Net transfers (including fixed
     account).......................          (754,815)          (166,931)         (2,637,231)        (1,811,856)
   Contract charges.................            (2,421)            (3,205)            (33,579)           (39,879)
   Transfers for contract benefits
     and terminations...............        (2,968,234)        (3,955,771)        (17,704,912)       (21,113,886)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (3,715,959)        (4,117,807)        (20,137,353)       (22,699,141)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............        (4,395,807)        (4,020,331)           3,664,516       (11,587,064)
NET ASSETS:
   Beginning of year................         16,856,929         20,877,260          83,706,619         95,293,683
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      12,461,122  $      16,856,929  $       87,371,135  $      83,706,619
                                      =================  =================  ==================  =================

                                           INVESCO V.I. S&P 500 INDEX              INVESCO V.I. UTILITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (10,977)  $        (14,738)  $           21,835  $          26,983
   Net realized gains (losses)......            230,896            140,465              66,653             80,133
   Change in unrealized gains
     (losses) on investments........            459,450            263,167              68,927           (73,979)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            679,369            388,894             157,415             33,137
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --               1,899              1,896
   Net transfers (including fixed
     account).......................             59,862          (133,975)             361,976            (5,416)
   Contract charges.................              (483)              (551)               (669)              (747)
   Transfers for contract benefits
     and terminations...............          (752,832)          (609,963)           (567,044)          (429,489)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (693,453)          (744,489)           (203,838)          (433,756)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (14,084)          (355,595)            (46,423)          (400,619)
NET ASSETS:
   Beginning of year................          2,789,479          3,145,074           1,966,140          2,366,759
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $       2,775,395  $       2,789,479  $        1,919,717  $       1,966,140
                                      =================  =================  ==================  =================

                                             JANUS ASPEN ENTERPRISE              JANUS ASPEN GLOBAL RESEARCH
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (161,273)  $       (212,620)  $            5,879  $           2,142
   Net realized gains (losses)......          1,516,095            846,540              15,224              (167)
   Change in unrealized gains
     (losses) on investments........          2,316,874          1,321,397             228,557            146,904
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          3,671,696          1,955,317             249,660            148,879
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            236,556            267,589              61,894             64,175
   Net transfers (including fixed
     account).......................          (804,603)            108,869            (20,896)           (48,601)
   Contract charges.................            (2,405)            (3,043)                (13)               (12)
   Transfers for contract benefits
     and terminations...............        (2,407,286)        (2,317,257)            (60,078)           (40,800)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,977,738)        (1,943,842)            (19,093)           (25,238)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............            693,958             11,475             230,567            123,641
NET ASSETS:
   Beginning of year................         13,564,824         13,553,349             920,807            797,166
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      14,258,782  $      13,564,824  $        1,151,374  $         920,807
                                      =================  =================  ==================  =================

                                              JANUS ASPEN OVERSEAS
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2013                2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         920,235  $       (382,361)
   Net realized gains (losses)......        (1,006,092)          4,705,470
   Change in unrealized gains
     (losses) on investments........          6,383,285          1,651,324
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,297,428          5,974,433
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,455,370          2,968,757
   Net transfers (including fixed
     account).......................        (4,937,327)        (3,474,120)
   Contract charges.................           (29,579)           (34,603)
   Transfers for contract benefits
     and terminations...............        (5,308,342)        (4,488,415)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,819,878)        (5,028,381)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,522,450)            946,052
NET ASSETS:
   Beginning of year................         54,579,707         53,633,655
                                      -----------------  -----------------
   End of year......................  $      53,057,257  $      54,579,707
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     ALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,467,901)  $    (4,814,580)  $      (723,981)  $         87,097
   Net realized gains (losses)....        59,838,803        44,085,430        36,138,044           297,028
   Change in unrealized gains
     (losses) on investments......        98,193,520        23,116,839        53,397,553        43,071,355
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       152,564,422        62,387,689        88,811,616        43,455,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,970,258         3,566,611         2,556,420         3,007,764
   Net transfers (including fixed
     account).....................      (11,474,702)      (15,777,633)       (9,217,379)      (10,124,391)
   Contract charges...............         (222,588)         (247,106)         (147,525)         (171,837)
   Transfers for contract benefits
     and terminations.............      (66,747,401)      (76,445,520)      (60,161,270)      (69,240,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (75,474,433)      (88,903,648)      (66,969,754)      (76,529,287)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,089,989      (26,515,959)        21,841,862      (33,073,807)
NET ASSETS:
   Beginning of year..............       366,326,724       392,842,683       321,709,882       354,783,689
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    443,416,713  $    366,326,724  $    343,551,744  $    321,709,882
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                               APPRECIATION                        EQUITY INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,384,787)  $      (338,582)  $      (411,549)  $      1,153,234
   Net realized gains (losses)....        29,181,465        11,541,475         2,751,112       (2,380,705)
   Change in unrealized gains
     (losses) on investments......        51,555,173        34,435,202        24,482,520        16,441,244
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        79,351,851        45,638,095        26,822,083        15,213,773
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,556,026         1,791,990           432,042           339,783
   Net transfers (including fixed
     account).....................       (4,330,210)       (8,210,376)         1,591,908             6,397
   Contract charges...............         (186,108)         (216,634)          (44,623)          (52,471)
   Transfers for contract benefits
     and terminations.............      (61,163,550)      (71,941,731)      (26,800,917)      (27,333,135)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (64,123,842)      (78,576,751)      (24,821,590)      (27,039,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,228,009      (32,938,656)         2,000,493      (11,825,653)
NET ASSETS:
   Beginning of year..............       312,282,413       345,221,069       123,812,547       135,638,200
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    327,510,422  $    312,282,413  $    125,813,040  $    123,812,547
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                     LARGE CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,163,135)  $      (995,851)  $        189,301  $      1,016,861
   Net realized gains (losses)....        18,285,670        10,988,853        11,005,877         (307,541)
   Change in unrealized gains
     (losses) on investments......        14,336,026         7,312,286        25,777,927        18,178,454
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,458,561        17,305,288        36,973,105        18,887,774
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           528,912           727,124           797,314           759,512
   Net transfers (including fixed
     account).....................       (4,867,017)       (3,735,251)       (2,537,354)       (2,998,025)
   Contract charges...............          (33,068)          (39,057)          (63,883)          (73,396)
   Transfers for contract benefits
     and terminations.............      (16,851,432)      (16,061,095)      (22,545,401)      (19,375,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (21,222,605)      (19,108,279)      (24,349,324)      (21,687,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,235,956       (1,802,991)        12,623,781       (2,799,407)
NET ASSETS:
   Beginning of year..............        98,033,854        99,836,845       131,281,736       134,081,143
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,269,810  $     98,033,854  $    143,905,517  $    131,281,736
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (660,165)  $      (377,630)
   Net realized gains (losses)....         5,488,291         2,098,149
   Change in unrealized gains
     (losses) on investments......         7,556,899         4,560,303
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,385,025         6,280,822
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,930           109,113
   Net transfers (including fixed
     account).....................       (1,142,422)       (1,098,264)
   Contract charges...............          (14,866)          (17,321)
   Transfers for contract benefits
     and terminations.............       (7,163,372)       (8,867,245)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,305,730)       (9,873,717)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,079,295       (3,592,895)
NET ASSETS:
   Beginning of year..............        38,808,174        42,401,069
                                    ----------------  ----------------
   End of year....................  $     42,887,469  $     38,808,174
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          LMPVET CLEARBRIDGE VARIABLE           LMPVET INVESTMENT COUNSEL
                                               SMALL CAP GROWTH                 VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,031,135)  $       (788,395)  $      (199,238)  $          50,226
   Net realized gains (losses).....          9,493,628          5,971,824         1,047,569            671,030
   Change in unrealized gains
     (losses) on investments.......         15,673,658          4,719,516         6,003,454          3,239,630
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         24,136,151          9,902,945         6,851,785          3,960,886
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            646,305            592,445           761,304            848,103
   Net transfers (including fixed
     account)......................          1,447,636        (1,810,170)         (327,563)        (1,059,503)
   Contract charges................           (21,159)           (21,924)          (33,864)           (38,575)
   Transfers for contract benefits
     and terminations..............        (8,700,737)       (11,517,060)       (5,004,769)        (5,534,979)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,627,955)       (12,756,709)       (4,604,892)        (5,784,954)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,508,196        (2,853,764)         2,246,893        (1,824,068)
NET ASSETS:
   Beginning of year...............         56,626,804         59,480,568        41,969,589         43,793,657
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      74,135,000  $      56,626,804  $     44,216,482  $      41,969,589
                                     =================  =================  ================  =================

                                          LMPVET VARIABLE LIFESTYLE           LMPVET VARIABLE LIFESTYLE
                                               ALLOCATION 50%                      ALLOCATION 70%
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        333,145  $        794,452  $          36,496  $        375,508
   Net realized gains (losses).....         2,142,077         1,189,253          1,038,914            39,219
   Change in unrealized gains
     (losses) on investments.......         6,414,130         6,234,000          6,489,221         4,822,006
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,889,352         8,217,705          7,564,631         5,236,733
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           168,948           171,607            125,427           120,645
   Net transfers (including fixed
     account)......................           785,577           466,107          (619,699)         (273,998)
   Contract charges................          (46,080)          (44,091)           (36,217)          (41,133)
   Transfers for contract benefits
     and terminations..............      (12,794,643)      (15,336,669)        (6,427,477)       (7,899,829)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (11,886,198)      (14,743,046)        (6,957,966)       (8,094,315)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,996,846)       (6,525,341)            606,665       (2,857,582)
NET ASSETS:
   Beginning of year...............        70,946,364        77,471,705         40,633,478        43,491,060
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     67,949,518  $     70,946,364  $      41,240,143  $     40,633,478
                                     ================  ================  =================  ================

                                          LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET VARIABLE
                                               ALLOCATION 85%                   GLOBAL HIGH YIELD BOND
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         50,510  $          71,869  $        370,088  $        571,247
   Net realized gains (losses).....           642,074          (119,023)            85,940          (40,295)
   Change in unrealized gains
     (losses) on investments.......         5,044,254          3,658,299          (18,528)         1,171,574
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,736,838          3,611,145           437,500         1,702,526
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            60,613             97,174            34,058             7,382
   Net transfers (including fixed
     account)......................         (132,861)          (760,712)             7,198         (339,514)
   Contract charges................          (27,920)           (31,702)           (1,180)           (1,739)
   Transfers for contract benefits
     and terminations..............       (4,162,971)        (5,203,494)       (1,980,939)       (1,945,028)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,263,139)        (5,898,734)       (1,940,863)       (2,278,899)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         1,473,699        (2,287,589)       (1,503,363)         (576,373)
NET ASSETS:
   Beginning of year...............        25,137,447         27,425,036        10,968,395        11,544,768
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     26,611,146  $      25,137,447  $      9,465,032  $     10,968,395
                                     ================  =================  ================  ================

                                        LMPVIT WESTERN ASSET VARIABLE
                                                 HIGH INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       5,232,450  $      6,915,426
   Net realized gains (losses).....        (1,300,022)       (2,933,206)
   Change in unrealized gains
     (losses) on investments.......          3,447,105        12,556,579
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,379,533        16,538,799
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            297,766           126,420
   Net transfers (including fixed
     account)......................           (56,969)       (1,651,746)
   Contract charges................           (29,994)          (37,222)
   Transfers for contract benefits
     and terminations..............       (19,568,606)      (22,011,987)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (19,357,803)      (23,574,535)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (11,978,270)       (7,035,736)
NET ASSETS:
   Beginning of year...............        106,932,282       113,968,018
                                     -----------------  ----------------
   End of year.....................  $      94,954,012  $    106,932,282
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MIST AMERICAN FUNDS BALANCED         MIST AMERICAN FUNDS GROWTH
                                               ALLOCATION                          ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         19,743  $         22,182  $          7,947  $          9,809
   Net realized gains (losses)....           209,460            48,473           198,329            28,530
   Change in unrealized gains
     (losses) on investments......           258,246           188,559           427,722           198,921
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           487,449           259,214           633,998           237,260
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           778,188           561,361           639,408           574,068
   Net transfers (including fixed
     account).....................           424,697          (28,923)           472,495          (68,125)
   Contract charges...............              (52)              (51)              (58)              (56)
   Transfers for contract benefits
     and terminations.............         (250,786)         (173,711)         (224,704)         (159,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           952,047           358,676           887,141           346,643
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,439,496           617,890         1,521,139           583,903
NET ASSETS:
   Beginning of year..............         2,431,852         1,813,962         2,020,923         1,437,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,871,348  $      2,431,852  $      3,542,062  $      2,020,923
                                    ================  ================  ================  ================

                                      MIST AMERICAN FUNDS MODERATE
                                               ALLOCATION                    MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,675  $         18,164  $      6,865,780  $      7,611,283
   Net realized gains (losses)....           162,188            27,405         5,365,353         3,342,309
   Change in unrealized gains
     (losses) on investments......           105,616           108,490       (2,490,150)         7,720,031
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           289,479           154,059         9,740,983        18,673,623
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           442,522           424,405         1,837,669         1,945,799
   Net transfers (including fixed
     account).....................           358,383           218,100       (1,510,013)         1,500,903
   Contract charges...............             (227)             (183)          (46,039)          (53,044)
   Transfers for contract benefits
     and terminations.............         (405,416)         (112,163)      (19,432,058)      (21,972,385)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           395,262           530,159      (19,150,441)      (18,578,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           684,741           684,218       (9,409,458)            94,896
NET ASSETS:
   Beginning of year..............         2,034,082         1,349,864       132,794,550       132,699,654
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,718,823  $      2,034,082  $    123,385,092  $    132,794,550
                                    ================  ================  ================  ================


                                       MIST BLACKROCK LARGE CAP CORE      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (130,436)  $      (223,173)  $      4,224,262  $        532,206
   Net realized gains (losses)....           803,734         (871,444)       (1,846,045)       (3,134,837)
   Change in unrealized gains
     (losses) on investments......        12,259,377         6,281,384         (625,710)        18,607,737
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,932,675         5,186,767         1,752,507        16,005,106
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           276,426           315,431         1,743,786         1,841,167
   Net transfers (including fixed
     account).....................           419,030         (886,017)           273,938       (1,277,816)
   Contract charges...............          (31,920)          (35,808)          (24,835)          (29,775)
   Transfers for contract benefits
     and terminations.............       (6,273,031)       (7,872,380)      (10,682,405)      (10,374,122)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,609,495)       (8,478,774)       (8,689,516)       (9,840,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,323,180       (3,292,007)       (6,937,009)         6,164,560
NET ASSETS:
   Beginning of year..............        42,749,505        46,041,512        76,052,564        69,888,004
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     50,072,685  $     42,749,505  $     69,115,555  $     76,052,564
                                    ================  ================  ================  ================

                                        MIST CLEARBRIDGE AGGRESSIVE
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (74,618)  $       (54,095)
   Net realized gains (losses)....           318,260            72,205
   Change in unrealized gains
     (losses) on investments......         1,389,657           470,746
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,633,299           488,856
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           142,560           216,872
   Net transfers (including fixed
     account).....................         1,976,535         (333,489)
   Contract charges...............             (409)             (346)
   Transfers for contract benefits
     and terminations.............         (882,892)         (293,220)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         1,235,794         (410,183)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,869,093            78,673
NET ASSETS:
   Beginning of year..............         3,075,258         2,996,585
                                    ----------------  ----------------
   End of year....................  $      5,944,351  $      3,075,258
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       MIST CLEARBRIDGE AGGRESSIVE             MIST HARRIS OAKMARK
                                                GROWTH II                         INTERNATIONAL
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,547,367)  $    (4,180,016)  $        857,636  $        142,371
   Net realized gains (losses)....        10,347,547         1,098,638         2,841,710       (1,522,520)
   Change in unrealized gains
     (losses) on investments......       122,087,103        98,730,778        15,797,358        17,503,483
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,887,283        95,649,400        19,496,704        16,123,334
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,992,590        12,610,741         1,245,509         1,051,982
   Net transfers (including fixed
     account).....................      (16,329,624)      (14,947,078)         4,727,338       (1,000,166)
   Contract charges...............         (365,254)         (399,210)          (17,408)          (17,447)
   Transfers for contract benefits
     and terminations.............      (52,270,785)      (49,205,210)      (12,494,482)       (8,915,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (56,973,073)      (51,940,757)       (6,539,043)       (8,881,449)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        72,914,210        43,708,643        12,957,661         7,241,885
NET ASSETS:
   Beginning of year..............       503,756,143       460,047,500        70,442,950        63,201,065
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    576,670,353  $    503,756,143  $     83,400,611  $     70,442,950
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK             MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (873,696)  $      (470,886)  $      (653,759)  $      (828,299)
   Net realized gains (losses)....        19,321,109        16,812,925         1,338,194       (1,449,083)
   Change in unrealized gains
     (losses) on investments......        26,261,120         8,982,368        14,230,313         7,840,704
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        44,708,533        25,324,407        14,914,748         5,563,322
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           993,565           950,933           295,652           273,799
   Net transfers (including fixed
     account).....................       (5,625,364)       (6,505,517)       (1,353,139)        13,349,622
   Contract charges...............          (62,529)          (72,812)          (10,141)          (12,072)
   Transfers for contract benefits
     and terminations.............      (31,017,357)      (37,963,052)       (9,461,977)       (7,617,589)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (35,711,685)      (43,590,448)      (10,529,605)         5,993,760
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,996,848      (18,266,041)         4,385,143        11,557,082
NET ASSETS:
   Beginning of year..............       150,180,851       168,446,892        57,094,364        45,537,282
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    159,177,699  $    150,180,851  $     61,479,507  $     57,094,364
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (183,094)  $      (219,568)  $      (117,473)  $       (92,716)
   Net realized gains (losses)....         1,654,287         1,366,907           864,407           303,468
   Change in unrealized gains
     (losses) on investments......         2,800,712           768,284         2,738,943         1,354,946
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,271,905         1,915,623         3,485,877         1,565,698
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           223,226           192,144           274,037           423,618
   Net transfers (including fixed
     account).....................           721,588         (678,893)         (131,385)         (340,717)
   Contract charges...............           (3,154)           (3,133)           (3,396)           (3,488)
   Transfers for contract benefits
     and terminations.............       (1,605,531)       (2,462,177)       (1,608,645)       (1,702,034)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (663,871)       (2,952,059)       (1,469,389)       (1,622,621)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,608,034       (1,036,436)         2,016,488          (56,923)
NET ASSETS:
   Beginning of year..............        11,541,386        12,577,822        11,901,829        11,958,752
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,149,420  $     11,541,386  $     13,918,317  $     11,901,829
                                    ================  ================  ================  ================

                                         MIST LOOMIS SAYLES GLOBAL
                                                  MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,138,480  $       2,032,676
   Net realized gains (losses)....         4,174,369          2,483,209
   Change in unrealized gains
     (losses) on investments......        16,907,180         18,401,482
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,220,029         22,917,367
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,266,257          3,393,868
   Net transfers (including fixed
     account).....................       (4,642,898)        (5,232,576)
   Contract charges...............          (98,928)          (109,706)
   Transfers for contract benefits
     and terminations.............      (16,403,169)       (16,179,822)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,878,738)       (18,128,236)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............         5,341,291          4,789,131
NET ASSETS:
   Beginning of year..............       155,638,699        150,849,568
                                    ----------------  -----------------
   End of year....................  $    160,979,990  $     155,638,699
                                    ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          MIST LORD ABBETT BOND               MIST MET/EATON VANCE
                                                DEBENTURE                         FLOATING RATE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,673,205  $      3,356,304  $         93,550  $          3,907
   Net realized gains (losses)....         1,233,068         1,403,323            17,844            11,499
   Change in unrealized gains
     (losses) on investments......         (828,173)         1,326,661          (45,103)            69,646
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,078,100         6,086,288            66,291            85,052
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           346,794           375,961            83,011            31,408
   Net transfers (including fixed
     account).....................         (852,846)       (1,732,389)         3,375,711         1,427,064
   Contract charges...............          (12,515)          (15,373)             (152)             (170)
   Transfers for contract benefits
     and terminations.............       (8,981,804)      (10,567,168)         (951,263)         (305,479)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,500,371)      (11,938,969)         2,507,307         1,152,823
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,422,271)       (5,852,681)         2,573,598         1,237,875
NET ASSETS:
   Beginning of year..............        52,064,863        57,917,544         2,477,277         1,239,402
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     45,642,592  $     52,064,863  $      5,050,875  $      2,477,277
                                    ================  ================  ================  ================


                                     MIST METLIFE AGGRESSIVE STRATEGY     MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (291,949)  $      (324,721)  $          6,130  $         36,506
   Net realized gains (losses)....           839,855         (307,784)         1,290,827           772,633
   Change in unrealized gains
     (losses) on investments......        14,374,112         8,071,655         2,302,680         1,614,962
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,922,018         7,439,150         3,599,637         2,424,101
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,657,946         2,856,173           146,971            64,103
   Net transfers (including fixed
     account).....................            67,670       (1,523,425)           700,192         (110,062)
   Contract charges...............          (59,097)          (61,060)           (4,707)           (5,307)
   Transfers for contract benefits
     and terminations.............       (5,336,373)       (3,722,535)       (3,058,311)       (2,334,802)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,669,854)       (2,450,847)       (2,215,855)       (2,386,068)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        12,252,164         4,988,303         1,383,782            38,033
NET ASSETS:
   Beginning of year..............        54,584,808        49,596,505        21,873,632        21,835,599
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,836,972  $     54,584,808  $     23,257,414  $     21,873,632
                                    ================  ================  ================  ================


                                        MIST METLIFE GROWTH STRATEGY       MIST METLIFE MODERATE STRATEGY
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (80,332)  $        (66,568)  $         53,624  $         87,748
   Net realized gains (losses)....          2,118,568            800,368           709,207           445,713
   Change in unrealized gains
     (losses) on investments......          2,048,198          1,709,951           812,818           858,237
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,086,434          2,443,751         1,575,649         1,391,698
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,443             28,000             3,180            51,150
   Net transfers (including fixed
     account).....................          (714,412)          (562,907)           251,192         (187,325)
   Contract charges...............            (4,321)            (5,356)           (3,926)           (4,299)
   Transfers for contract benefits
     and terminations.............        (3,917,825)        (1,471,796)       (2,172,710)       (1,163,974)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (4,632,115)        (2,012,059)       (1,922,264)       (1,304,448)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (545,681)            431,692         (346,615)            87,250
NET ASSETS:
   Beginning of year..............         19,264,875         18,833,183        14,233,564        14,146,314
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      18,719,194  $      19,264,875  $     13,886,949  $     14,233,564
                                    =================  =================  ================  ================

                                        MIST MFS EMERGING MARKETS
                                                 EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (403,905)  $      (727,859)
   Net realized gains (losses)....           589,139            67,203
   Change in unrealized gains
     (losses) on investments......       (4,852,078)        12,358,695
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,666,844)        11,698,039
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           288,367           308,800
   Net transfers (including fixed
     account).....................           120,674       (2,197,101)
   Contract charges...............          (10,359)          (14,187)
   Transfers for contract benefits
     and terminations.............      (10,203,377)      (11,300,655)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,804,695)      (13,203,143)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,471,539)       (1,505,104)
NET ASSETS:
   Beginning of year..............        72,730,901        74,236,005
                                    ----------------  ----------------
   End of year....................  $     58,259,362  $     72,730,901
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY MID CAP
                                     MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,011,603  $        377,389  $      (137,845)  $      (233,311)
   Net realized gains (losses)....         (663,165)       (4,460,099)           808,283           408,285
   Change in unrealized gains
     (losses) on investments......        14,671,944        17,574,640         3,425,665           742,007
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,020,382        13,491,930         4,096,103           916,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           869,585         1,077,006           200,040            59,160
   Net transfers (including fixed
     account).....................       (2,058,523)       (3,454,724)         (277,302)           170,802
   Contract charges...............          (44,184)          (51,859)           (1,778)           (2,115)
   Transfers for contract benefits
     and terminations.............      (15,278,299)      (15,776,853)       (1,844,731)       (1,978,573)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,511,421)      (18,206,430)       (1,923,771)       (1,750,726)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,491,039)       (4,714,500)         2,172,332         (833,745)
NET ASSETS:
   Beginning of year..............        94,306,211        99,020,711        12,071,251        12,904,996
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,815,172  $     94,306,211  $     14,243,583  $     12,071,251
                                    ================  ================  ================  ================

                                                                         MIST PIMCO INFLATION PROTECTED
                                      MIST OPPENHEIMER GLOBAL EQUITY                  BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,741,345  $        452,000  $        868,664  $      1,829,534
   Net realized gains (losses)....         8,061,157         (972,244)         4,185,450         8,795,864
   Change in unrealized gains
     (losses) on investments......        72,325,448        56,108,439      (15,986,354)       (2,029,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,127,950        55,588,195      (10,932,240)         8,595,795
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,397,218         7,516,782         2,015,048         2,689,139
   Net transfers (including fixed
     account).....................        31,931,652      (11,480,407)      (16,432,561)         9,298,774
   Contract charges...............         (162,927)         (161,283)          (21,960)          (29,649)
   Transfers for contract benefits
     and terminations.............      (42,157,196)      (36,397,866)      (15,172,246)      (18,834,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,991,253)      (40,522,774)      (29,611,719)       (6,876,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        79,136,697        15,065,421      (40,543,959)         1,719,412
NET ASSETS:
   Beginning of year..............       316,647,038       301,581,617       117,364,047       115,644,635
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    395,783,735  $    316,647,038  $     76,820,088  $    117,364,047
                                    ================  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      9,036,880  $      5,709,092  $      1,024,655  $       (50,580)
   Net realized gains (losses)....        12,250,236         7,774,845         2,852,216           982,682
   Change in unrealized gains
     (losses) on investments......      (33,638,868)        14,475,036        12,295,148         4,172,837
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (12,351,752)        27,958,973        16,172,019         5,104,939
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,197,974         6,402,752           518,310           744,386
   Net transfers (including fixed
     account).....................      (18,542,538)        10,751,704       (1,951,734)       (1,505,451)
   Contract charges...............          (74,283)          (89,753)          (25,848)          (29,490)
   Transfers for contract benefits
     and terminations.............      (56,109,482)      (64,344,973)       (8,920,122)       (8,148,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (69,528,329)      (47,280,270)      (10,379,394)       (8,938,882)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,880,081)      (19,321,297)         5,792,625       (3,833,943)
NET ASSETS:
   Beginning of year..............       377,907,353       397,228,650        56,439,683        60,273,626
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    296,027,272  $    377,907,353  $     62,232,308  $     56,439,683
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT
                                    ---------------------------------
                                          2013              2012
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      6,858,819  $     7,217,786
   Net realized gains (losses)....         6,280,542        6,866,347
   Change in unrealized gains
     (losses) on investments......      (13,611,818)        6,409,275
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (472,457)       20,493,408
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,919,214        1,838,698
   Net transfers (including fixed
     account).....................       (1,771,635)        7,400,345
   Contract charges...............          (48,095)         (58,800)
   Transfers for contract benefits
     and terminations.............      (37,750,587)     (39,879,979)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (37,651,103)     (30,699,736)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (38,123,560)     (10,206,328)
NET ASSETS:
   Beginning of year..............       213,840,794      224,047,122
                                    ----------------  ---------------
   End of year....................  $    175,717,234  $   213,840,794
                                    ================  ===============

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MIST PYRAMIS
                                           MANAGED            MIST SSGA GROWTH AND
                                          PORTFOLIO                INCOME ETF                     MIST SSGA GROWTH ETF
                                         SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                      ----------------  ----------------------------------  ---------------------------------
                                          2013 (a)            2013              2012             2013              2012
                                      ----------------  ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             10  $      1,591,659  $      1,347,109  $     1,316,177  $        993,049
   Net realized gains (losses)......                23         4,722,848         3,698,820        7,365,285         6,305,964
   Change in unrealized gains
     (losses) on investments........               (4)         7,409,087         8,035,731       15,207,254        11,324,188
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............                29        13,723,594        13,081,660       23,888,716        18,623,201
                                      ----------------  ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               223         3,555,724         3,902,222        5,201,906         5,627,082
   Net transfers (including fixed
     account).......................             1,117       (2,634,069)       (1,715,029)      (3,728,747)       (4,385,270)
   Contract charges.................                --         (144,229)         (155,371)        (175,104)         (188,943)
   Transfers for contract benefits
     and terminations...............                --       (9,581,040)       (8,966,183)     (10,900,508)      (12,418,857)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................             1,340       (8,803,614)       (6,934,361)      (9,602,453)      (11,365,988)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets................             1,369         4,919,980         6,147,299       14,286,263         7,257,213
NET ASSETS:
   Beginning of year................                --       123,361,227       117,213,928      148,804,069       141,546,856
                                      ----------------  ----------------  ----------------  ---------------  ----------------
   End of year......................  $          1,369  $    128,281,207  $    123,361,227  $   163,090,332  $    148,804,069
                                      ================  ================  ================  ===============  ================


                                         MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                     VALUE                             GROWTH
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (278,413)  $      (408,680)  $       (47,017)  $       (62,018)
   Net realized gains (losses)......         2,616,256       (3,066,751)           431,671           574,317
   Change in unrealized gains
     (losses) on investments........        31,565,291        20,922,598           440,352         (133,949)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        33,903,134        17,447,167           825,006           378,350
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,901,959         1,145,490             1,590             1,122
   Net transfers (including fixed
     account).......................       (3,051,520)       (3,942,231)          (41,837)         (425,485)
   Contract charges.................          (28,233)          (31,573)             (415)             (526)
   Transfers for contract benefits
     and terminations...............      (19,107,183)      (15,727,373)         (951,695)         (632,053)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,284,977)      (18,555,687)         (992,357)       (1,056,942)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets................        13,618,157       (1,108,520)         (167,351)         (678,592)
NET ASSETS:
   Beginning of year................       116,086,753       117,195,273         2,812,261         3,490,853
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $    129,704,910  $    116,086,753  $      2,644,910  $      2,812,261
                                      ================  ================  ================  ================



                                       MIST THIRD AVENUE SMALL CAP VALUE     MORGAN STANLEY MULTI CAP GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (679,616)  $    (1,950,747)   $       (22,877)  $       (24,522)
   Net realized gains (losses)......         2,842,323       (2,049,928)            136,590           104,178
   Change in unrealized gains
     (losses) on investments........        33,150,522        23,044,283            329,155            26,725
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        35,313,229        19,043,608            442,868           106,381
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,791,180         2,985,194                 --             6,000
   Net transfers (including fixed
     account).......................       (5,549,253)       (5,087,359)           (67,387)           194,504
   Contract charges.................          (59,044)          (63,560)               (89)             (106)
   Transfers for contract benefits
     and terminations...............      (17,786,276)      (17,033,883)          (217,956)         (291,086)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,603,393)      (19,199,608)          (285,432)          (90,688)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets................        14,709,836         (156,000)            157,436            15,693
NET ASSETS:
   Beginning of year................       124,998,359       125,154,359          1,052,964         1,037,271
                                      ----------------  ----------------   ----------------  ----------------
   End of year......................  $    139,708,195  $    124,998,359   $      1,210,400  $      1,052,964
                                      ================  ================   ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MSF BARCLAYS AGGREGATE BOND
                                                   INDEX                    MSF BLACKROCK BOND INCOME
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,128,832  $      2,566,158  $      5,101,503  $      2,632,287
   Net realized gains (losses)....           355,080           946,556         7,173,998         5,461,985
   Change in unrealized gains
     (losses) on investments......       (5,641,109)         (822,155)      (17,284,665)         5,368,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,157,197)         2,690,559       (5,009,164)        13,462,483
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,979,916         2,381,531         1,702,649         1,684,578
   Net transfers (including fixed
     account).....................       (4,156,814)       (1,264,013)       (3,772,509)         4,221,930
   Contract charges...............          (55,216)          (70,760)          (62,756)          (77,617)
   Transfers for contract benefits
     and terminations.............       (9,031,615)      (12,450,038)      (34,807,674)      (42,695,199)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,263,729)      (11,403,280)      (36,940,290)      (36,866,308)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,420,926)       (8,712,721)      (41,949,454)      (23,403,825)
NET ASSETS:
   Beginning of year..............        95,180,911       103,893,632       227,477,835       250,881,660
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     80,759,985  $     95,180,911  $    185,528,381  $    227,477,835
                                    ================  ================  ================  ================

                                          MSF BLACKROCK CAPITAL
                                              APPRECIATION                   MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,130,563)  $    (2,311,466)  $      3,069,593  $      2,534,634
   Net realized gains (losses)....        17,851,710        14,335,793         5,658,892         3,883,777
   Change in unrealized gains
     (losses) on investments......        40,510,171        13,662,533        35,451,352        19,262,933
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        57,231,318        25,686,860        44,179,837        25,681,344
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,625,768         2,998,291         3,914,483         4,358,237
   Net transfers (including fixed
     account).....................       (6,871,007)       (6,945,223)       (3,040,080)       (5,444,581)
   Contract charges...............          (85,175)         (101,035)         (170,950)         (189,007)
   Transfers for contract benefits
     and terminations.............      (30,848,702)      (30,740,805)      (21,259,691)      (24,033,764)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,179,116)      (34,788,772)      (20,556,238)      (25,309,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        21,052,202       (9,101,912)        23,623,599           372,229
NET ASSETS:
   Beginning of year..............       197,078,248       206,180,160       241,918,758       241,546,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    218,130,450  $    197,078,248  $    265,542,357  $    241,918,758
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (92,004)  $       (63,522)  $    (5,141,532)  $    (5,757,241)
   Net realized gains (losses)....           729,245         1,917,264                --                --
   Change in unrealized gains
     (losses) on investments......         3,319,124         (115,596)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,956,365         1,738,146       (5,141,532)       (5,757,241)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           188,897           214,911         9,429,447        10,678,386
   Net transfers (including fixed
     account).....................         (514,493)         (166,449)       148,394,164        74,595,895
   Contract charges...............           (3,867)           (4,419)         (151,728)         (158,212)
   Transfers for contract benefits
     and terminations.............       (2,777,332)       (2,394,223)     (184,717,643)     (137,876,250)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,106,795)       (2,350,180)      (27,045,760)      (52,760,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           849,570         (612,034)      (32,187,292)      (58,517,422)
NET ASSETS:
   Beginning of year..............        14,563,747        15,175,781       338,263,961       396,781,383
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,413,317  $     14,563,747  $    306,076,669  $    338,263,961
                                    ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (599,666)  $    (1,264,955)
   Net realized gains (losses)....         5,347,045         (681,017)
   Change in unrealized gains
     (losses) on investments......        24,307,357        13,217,423
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        29,054,736        11,271,451
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           352,778           474,088
   Net transfers (including fixed
     account).....................       (4,335,123)       (3,768,664)
   Contract charges...............          (23,615)          (28,925)
   Transfers for contract benefits
     and terminations.............      (18,934,585)      (15,507,602)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (22,940,545)      (18,831,103)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,114,191       (7,559,652)
NET ASSETS:
   Beginning of year..............       103,067,131       110,626,783
                                    ----------------  ----------------
   End of year....................  $    109,181,322  $    103,067,131
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         MSF FRONTIER MID CAP GROWTH              MSF JENNISON GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (258,524)  $    (1,330,400)  $     (3,105,136)  $     (3,119,604)
   Net realized gains (losses).....         6,964,676         2,757,661          8,299,160          7,130,586
   Change in unrealized gains
     (losses) on investments.......        17,227,251         6,784,308         98,217,431       (10,278,788)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,933,403         8,211,569        103,411,455        (6,267,806)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           989,772           742,640          6,162,682          4,383,464
   Net transfers (including fixed
     account)......................         (971,012)       (3,230,355)       (11,980,284)        304,619,233
   Contract charges................          (57,802)          (65,736)          (254,893)          (285,716)
   Transfers for contract benefits
     and terminations..............      (13,468,216)      (12,681,680)       (37,129,065)       (29,157,613)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (13,507,258)      (15,235,131)       (43,201,560)        279,559,368
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,426,145       (7,023,562)         60,209,895        273,291,562
NET ASSETS:
   Beginning of year...............        83,365,935        90,389,497        317,110,813         43,819,251
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     93,792,080  $     83,365,935  $     377,320,708  $     317,110,813
                                     ================  ================  =================  =================


                                     MSF LOOMIS SAYLES SMALL CAP CORE       MSF MET/ARTISAN MID CAP VALUE
                                                SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (15,771)  $       (23,884)  $       (18,280)  $       (17,112)
   Net realized gains (losses).....           208,810            86,663           126,994            85,483
   Change in unrealized gains
     (losses) on investments.......            95,243            97,079           482,351           110,427
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           288,282           159,858           591,065           178,798
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            12,790            18,205                --             1,291
   Net transfers (including fixed
     account)......................         (377,185)         (188,708)           101,443            15,070
   Contract charges................              (59)             (100)             (248)             (311)
   Transfers for contract benefits
     and terminations..............          (60,709)         (179,803)         (273,305)         (461,551)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (425,163)         (350,406)         (172,110)         (445,501)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (136,881)         (190,548)           418,955         (266,703)
NET ASSETS:
   Beginning of year...............         1,156,434         1,346,982         1,786,794         2,053,497
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $      1,019,553  $      1,156,434  $      2,205,749  $      1,786,794
                                     ================  ================  ================  ================

                                      MSF MET/DIMENSIONAL INTERNATIONAL        MSF METLIFE CONSERVATIVE
                                                SMALL COMPANY                         ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         (1,820)  $        (8,019)  $        560,193  $        549,844
   Net realized gains (losses).....             48,545             9,450         1,144,299         1,546,934
   Change in unrealized gains
     (losses) on investments.......            158,676            48,414         (682,628)           758,350
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            205,401            49,845         1,021,864         2,855,128
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --               500         1,052,993         1,117,280
   Net transfers (including fixed
     account)......................             25,921           695,278         (255,048)         6,503,203
   Contract charges................               (55)              (57)          (11,689)          (11,790)
   Transfers for contract benefits
     and terminations..............           (90,429)          (32,688)       (9,004,290)       (5,177,716)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           (64,563)           663,033       (8,218,034)         2,430,977
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            140,838           712,878       (7,196,170)         5,286,105
NET ASSETS:
   Beginning of year...............            828,694           115,816        43,181,333        37,895,228
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $         969,532  $        828,694  $     35,985,163  $     43,181,333
                                     =================  ================  ================  ================

                                          MSF METLIFE CONSERVATIVE TO
                                              MODERATE ALLOCATION
                                                  SUBACCOUNT
                                     ------------------------------------
                                           2013                2012
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,047,908  $       1,376,028
   Net realized gains (losses).....          2,993,480          1,281,990
   Change in unrealized gains
     (losses) on investments.......          3,837,722          5,498,496
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,879,110          8,156,514
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,597,612          3,218,129
   Net transfers (including fixed
     account)......................          2,727,109          1,839,905
   Contract charges................           (40,794)           (43,764)
   Transfers for contract benefits
     and terminations..............       (14,035,466)       (11,611,698)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (8,751,539)        (6,597,428)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (872,429)          1,559,086
NET ASSETS:
   Beginning of year...............         86,810,589         85,251,503
                                     -----------------  -----------------
   End of year.....................  $      85,938,160  $      86,810,589
                                     =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MSF METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (18,425)  $       (20,104)  $      2,982,253  $      4,201,416
   Net realized gains (losses)....           570,853           451,624         8,544,551           514,353
   Change in unrealized gains
     (losses) on investments......         2,527,315           785,864        53,809,121        39,922,201
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,079,743         1,217,384        65,335,925        44,637,970
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           663,814           372,495        13,730,586        15,234,193
   Net transfers (including fixed
     account).....................         2,392,735           600,877         7,040,208         1,280,329
   Contract charges...............           (6,112)           (5,189)         (327,265)         (348,742)
   Transfers for contract benefits
     and terminations.............         (950,458)         (817,437)      (42,916,969)      (42,321,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         2,099,979           150,746      (22,473,440)      (26,155,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,179,722         1,368,130        42,862,485        18,482,092
NET ASSETS:
   Beginning of year..............         8,935,310         7,567,180       406,247,240       387,765,148
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,115,032  $      8,935,310  $    449,109,725  $    406,247,240
                                    ================  ================  ================  ================

                                          MSF METLIFE MODERATE TO
                                           AGGRESSIVE ALLOCATION              MSF METLIFE STOCK INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        890,869  $      2,268,913  $      2,523,715  $    (3,062,797)
   Net realized gains (losses)....         3,680,390       (1,490,907)        84,725,742        24,695,876
   Change in unrealized gains
     (losses) on investments......        70,992,292        42,766,330       174,006,859        76,781,148
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        75,563,551        43,544,336       261,256,316        98,414,227
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,850,159        12,846,236        15,677,722        15,913,166
   Net transfers (including fixed
     account).....................       (3,838,214)       (5,676,065)      (84,676,303)       231,186,569
   Contract charges...............         (366,330)         (389,201)         (610,148)         (878,766)
   Transfers for contract benefits
     and terminations.............      (33,057,120)      (26,955,458)     (125,072,521)      (99,740,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (25,411,505)      (20,174,488)     (194,681,250)       146,480,557
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,152,046        23,369,848        66,575,066       244,894,784
NET ASSETS:
   Beginning of year..............       341,958,464       318,588,616       955,635,335       710,740,551
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    392,110,510  $    341,958,464  $  1,022,210,401  $    955,635,335
                                    ================  ================  ================  ================


                                          MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      4,426,301  $      5,957,411  $      (604,364)  $        240,325
   Net realized gains (losses)....         6,803,668       (3,009,153)         5,751,228         1,425,668
   Change in unrealized gains
     (losses) on investments......        62,516,313        42,725,699        27,680,037         7,474,276
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        73,746,282        45,673,957        32,826,901         9,140,269
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,429,459         6,658,837         1,789,033         1,622,670
   Net transfers (including fixed
     account).....................       (4,356,427)       (9,870,945)        74,625,783       (2,418,294)
   Contract charges...............         (187,597)         (219,278)          (41,962)          (22,471)
   Transfers for contract benefits
     and terminations.............      (74,128,616)      (75,950,142)      (20,484,531)       (8,179,126)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (72,243,181)      (79,381,528)        55,888,323       (8,997,221)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,503,101      (33,707,571)        88,715,224           143,048
NET ASSETS:
   Beginning of year..............       465,580,415       499,287,986        64,099,072        63,956,024
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    467,083,516  $    465,580,415  $    152,814,296  $     64,099,072
                                    ================  ================  ================  ================


                                           MSF MSCI EAFE INDEX
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,178,351  $      1,126,871
   Net realized gains (losses)....       (1,703,283)       (3,462,250)
   Change in unrealized gains
     (losses) on investments......        12,148,332        11,344,422
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,623,400         9,009,043
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,873,040         1,931,856
   Net transfers (including fixed
     account).....................         (253,951)       (1,603,125)
   Contract charges...............          (37,146)          (40,106)
   Transfers for contract benefits
     and terminations.............       (6,050,286)       (6,283,899)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,468,343)       (5,995,274)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,155,057         3,013,769
NET ASSETS:
   Beginning of year..............        59,212,775        56,199,006
                                    ----------------  ----------------
   End of year....................  $     66,367,832  $     59,212,775
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MSF NEUBERGER BERMAN GENESIS           MSF RUSSELL 2000 INDEX
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (755,033)  $        (1,654)  $         400,930  $       (34,770)
   Net realized gains (losses).....         1,170,082               223          2,571,199           160,588
   Change in unrealized gains
     (losses) on investments.......        17,473,581             5,406         31,689,365        13,304,339
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,888,630             3,975         34,661,494        13,430,157
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           811,548             2,162          2,523,589         2,507,815
   Net transfers (including fixed
     account)......................        71,498,045            92,938           (65,285)       (2,828,948)
   Contract charges................          (41,881)               (8)           (69,985)          (69,898)
   Transfers for contract benefits
     and terminations..............       (7,375,346)             (468)       (10,291,504)       (9,523,958)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        64,892,366            94,624        (7,903,185)       (9,914,989)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        82,780,996            98,599         26,758,309         3,515,168
NET ASSETS:
   Beginning of year...............           118,604            20,005         96,816,463        93,301,295
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     82,899,600  $        118,604  $     123,574,772  $     96,816,463
                                     ================  ================  =================  ================

                                         MSF T. ROWE PRICE LARGE CAP          MSF T. ROWE PRICE SMALL CAP
                                                   GROWTH                               GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (714,191)  $      (650,842)  $     (1,345,087)  $     (1,381,100)
   Net realized gains (losses).....         4,791,112         1,778,040         11,439,192         14,551,497
   Change in unrealized gains
     (losses) on investments.......        10,863,922         5,188,407         29,168,456            458,209
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        14,940,843         6,315,605         39,262,561         13,628,606
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           473,025           362,331          2,656,098          3,028,125
   Net transfers (including fixed
     account)......................         7,359,944            81,257        (2,098,804)        (4,024,439)
   Contract charges................          (17,523)          (16,934)           (56,062)           (56,989)
   Transfers for contract benefits
     and terminations..............       (7,681,930)       (6,174,855)       (12,992,773)       (11,895,518)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           133,516       (5,748,201)       (12,491,541)       (12,948,821)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,074,359           567,404         26,771,020            679,785
NET ASSETS:
   Beginning of year...............        38,929,294        38,361,890         98,474,574         97,794,789
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     54,003,653  $     38,929,294  $     125,245,594  $      98,474,574
                                     ================  ================  =================  =================

                                        MSF WESTERN ASSET MANAGEMENT        MSF WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES               U.S. GOVERNMENT
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,658,229  $      1,035,893  $      1,069,047  $       1,035,750
   Net realized gains (losses).....           866,373           791,156           380,252            769,852
   Change in unrealized gains
     (losses) on investments.......       (2,898,428)         3,457,585       (4,019,160)            928,987
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (373,826)         5,284,634       (2,569,861)          2,734,589
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            87,695            81,156         1,555,742          1,902,930
   Net transfers (including fixed
     account)......................       (1,406,369)           452,932       (2,441,865)          7,191,353
   Contract charges................           (7,902)          (10,449)          (63,046)           (76,227)
   Transfers for contract benefits
     and terminations..............       (8,975,402)       (9,773,986)      (21,635,461)       (25,694,277)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (10,301,978)       (9,250,347)      (22,584,630)       (16,676,221)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (10,675,804)       (3,965,713)      (25,154,491)       (13,941,632)
NET ASSETS:
   Beginning of year...............        55,654,805        59,620,518       134,993,660        148,935,292
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     44,979,001  $     55,654,805  $    109,839,169  $     134,993,660
                                     ================  ================  ================  =================


                                       PIONEER VCT DISCIPLINED VALUE
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (39,917)  $       (98,048)
   Net realized gains (losses).....           883,818            78,320
   Change in unrealized gains
     (losses) on investments.......         1,669,390           941,617
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,513,291           921,889
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            16,839            49,364
   Net transfers (including fixed
     account)......................         (716,527)           220,675
   Contract charges................           (3,405)           (3,861)
   Transfers for contract benefits
     and terminations..............       (1,666,937)       (1,485,303)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,370,030)       (1,219,125)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           143,261         (297,236)
NET ASSETS:
   Beginning of year...............        10,469,380        10,766,616
                                     ----------------  ----------------
   End of year.....................  $     10,612,641  $     10,469,380
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        PIONEER VCT EMERGING MARKETS          PIONEER VCT EQUITY INCOME
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (128,287)  $       (271,207)  $         70,894  $        338,439
   Net realized gains (losses).....         (236,138)            156,040           956,204           236,816
   Change in unrealized gains
     (losses) on investments.......         (250,368)          1,390,536         3,283,953           870,578
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (614,793)          1,275,369         4,311,051         1,445,833
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           137,027            127,717            66,384           144,844
   Net transfers (including fixed
     account)......................         (480,364)          (240,035)         (622,319)         (539,010)
   Contract charges................           (5,381)            (7,019)           (6,012)           (6,802)
   Transfers for contract benefits
     and terminations..............       (1,817,442)        (1,961,621)       (3,530,271)       (2,351,762)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,166,160)        (2,080,958)       (4,092,218)       (2,752,730)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,780,953)          (805,589)           218,833       (1,306,897)
NET ASSETS:
   Beginning of year...............        14,604,398         15,409,987        17,874,031        19,180,928
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     11,823,445  $      14,604,398  $     18,092,864  $     17,874,031
                                     ================  =================  ================  ================

                                                 PIONEER VCT                          PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION          IBBOTSON MODERATE ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,092,488)  $    (1,145,637)  $        128,884  $        301,977
   Net realized gains (losses).....          1,742,231       (1,018,774)         1,834,911            45,485
   Change in unrealized gains
     (losses) on investments.......         35,899,481        22,165,857        13,021,324         9,914,423
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         36,549,224        20,001,446        14,985,119        10,261,885
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,079,447         4,010,911           511,047           558,161
   Net transfers (including fixed
     account)......................        (2,066,395)       (2,675,315)         (869,792)          (15,369)
   Contract charges................          (100,729)         (110,634)          (34,047)          (36,924)
   Transfers for contract benefits
     and terminations..............       (14,632,116)      (12,945,160)      (11,013,201)      (12,478,678)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,719,793)      (11,720,198)      (11,405,993)      (11,972,810)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         26,829,431         8,281,248         3,579,126       (1,710,925)
NET ASSETS:
   Beginning of year...............        226,048,727       217,767,479       114,841,514       116,552,439
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     252,878,158  $    226,048,727  $    118,420,640  $    114,841,514
                                     =================  ================  ================  ================


                                          PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (304,232)  $      (289,510)  $         20,277  $          22,691
   Net realized gains (losses).....            228,082       (1,302,882)           817,255            110,070
   Change in unrealized gains
     (losses) on investments.......          7,893,729         4,374,689         (747,580)          1,648,335
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,817,579         2,782,297            89,952          1,781,096
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            139,831           136,865            34,478             99,972
   Net transfers (including fixed
     account)......................          (736,064)         (484,974)            36,854          (642,554)
   Contract charges................           (11,239)          (13,087)           (5,033)            (6,298)
   Transfers for contract benefits
     and terminations..............        (6,313,577)       (6,292,918)       (2,184,452)        (2,054,969)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,921,049)       (6,654,114)       (2,118,153)        (2,603,849)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            896,530       (3,871,817)       (2,028,201)          (822,753)
NET ASSETS:
   Beginning of year...............         28,565,653        32,437,470        12,543,885         13,366,638
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,462,183  $     28,565,653  $     10,515,684  $      12,543,885
                                     =================  ================  ================  =================


                                                UIF GROWTH
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (93,020)  $      (134,198)
   Net realized gains (losses).....         1,178,759           866,677
   Change in unrealized gains
     (losses) on investments.......         1,610,149           153,448
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,695,888           885,927
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            29,398
   Net transfers (including fixed
     account)......................         (546,324)            59,632
   Contract charges................           (1,235)           (1,526)
   Transfers for contract benefits
     and terminations..............       (1,515,306)       (1,223,613)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,062,865)       (1,136,109)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           633,023         (250,182)
NET ASSETS:
   Beginning of year...............         7,099,628         7,349,810
                                     ----------------  ----------------
   End of year.....................  $      7,732,651  $      7,099,628
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                  UIF U.S. REAL ESTATE             WELLS FARGO VT SMALL CAP VALUE
                                                                       SUBACCOUNT                            SUBACCOUNT
                                                          ------------------------------------  ------------------------------------
                                                                 2013               2012               2013               2012
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).............................................  $        (69,569)  $       (120,005)  $        (17,295)  $        (13,053)
   Net realized gains (losses)..........................            318,119           (66,324)             50,657           (17,294)
   Change in unrealized gains
     (losses) on investments............................           (89,405)          2,219,377            328,989            406,775
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................            159,145          2,033,048            362,351            376,428
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................             72,561             60,094             37,412             53,152
   Net transfers (including fixed
     account)...........................................            432,550           (12,581)           (37,659)           (71,383)
   Contract charges.....................................            (5,387)            (7,219)              (275)              (365)
   Transfers for contract benefits
     and terminations...................................        (3,570,283)        (3,912,201)          (666,084)          (496,151)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions....................................        (3,070,559)        (3,871,907)          (666,606)          (514,747)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................        (2,911,414)        (1,838,859)          (304,255)          (138,319)
NET ASSETS:
   Beginning of year....................................         13,803,143         15,642,002          3,080,263          3,218,582
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $      10,891,729  $      13,803,143  $       2,776,008  $       3,080,263
                                                          =================  =================  =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into the Company, as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into the Company consist of MetLife Investors USA Insurance Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.      Legg Mason Partners Variable Income Trust ("LMPVIT")
   ("AllianceBernstein")                                   Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                              Stanley")
DWS Variable Series II ("DWS II")                          Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2013:

Alger Capital Appreciation Subaccount                   American Funds Global Growth Subaccount
AllianceBernstein Global Thematic Growth                American Funds Global Small Capitalization
   Subaccount                                             Subaccount
American Funds Bond Subaccount                          American Funds Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


American Funds Growth-Income Subaccount                     LMPVET Investment Counsel Variable Social
Delaware VIP Small Cap Value Subaccount                       Awareness Subaccount
Dreyfus Socially Responsible Growth Subaccount              LMPVET Variable Lifestyle Allocation 50%
DWS I Capital Growth Subaccount                               Subaccount
DWS II Global Growth VIP Subaccount                         LMPVET Variable Lifestyle Allocation 70%
DWS II Government & Agency Securities Subaccount              Subaccount
DWS II Small Mid Cap Value Subaccount                       LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Subaccount (a)                        Subaccount
Fidelity VIP Dynamic Capital Appreciation                   LMPVIT Western Asset Variable Global High Yield
   Subaccount                                                 Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                   LMPVIT Western Asset Variable High Income
Fidelity VIP High Income Subaccount                           Subaccount
Fidelity VIP Mid Cap Subaccount                             MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Subaccount                  Subaccount
FTVIPT Franklin Rising Dividends Securities                 MIST American Funds Growth Allocation Subaccount
   Subaccount                                               MIST American Funds Moderate Allocation
FTVIPT Franklin Small-Mid Cap Growth Securities               Subaccount
   Subaccount                                               MIST BlackRock High Yield Subaccount (a)
FTVIPT Mutual Shares Securities Subaccount                  MIST BlackRock Large Cap Core Subaccount
FTVIPT Templeton Developing Markets Securities              MIST Clarion Global Real Estate Subaccount (a)
   Subaccount                                               MIST ClearBridge Aggressive Growth Subaccount
FTVIPT Templeton Foreign Securities Subaccount              MIST ClearBridge Aggressive Growth II Subaccount  (a)
Invesco V.I. American Franchise Subaccount (a)              MIST Harris Oakmark International Subaccount
Invesco V.I. Comstock Subaccount                            MIST Invesco Comstock Subaccount (a)
Invesco V.I. Diversified Dividend Subaccount                MIST Invesco Mid Cap Value Subaccount (a)
Invesco V.I. Equity and Income Subaccount                   MIST Invesco Small Cap Growth Subaccount (a)
Invesco V.I. Government Securities Subaccount (a)           MIST JPMorgan Small Cap Value Subaccount
Invesco V.I. Growth and Income Subaccount (a)               MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                       MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                           MIST Met/Eaton Vance Floating Rate Subaccount
Janus Aspen Enterprise Subaccount                           MIST MetLife Aggressive Strategy Subaccount
Janus Aspen Global Research Subaccount                      MIST MetLife Balanced Strategy Subaccount
Janus Aspen Overseas Subaccount                             MIST MetLife Growth Strategy Subaccount
LMPVET ClearBridge Variable Aggressive Growth               MIST MetLife Moderate Strategy Subaccount
   Subaccount (a)                                           MIST MFS Emerging Markets Equity Subaccount (a)
LMPVET ClearBridge Variable All Cap Value                   MIST MFS Research International Subaccount
   Subaccount                                               MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation                    MIST Oppenheimer Global Equity Subaccount (a)
   Subaccount                                               MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income                   MIST PIMCO Total Return Subaccount
   Subaccount (a)                                           MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth                MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                               MIST Pyramis Managed Portfolio Subaccount (b)
LMPVET ClearBridge Variable Large Cap Value                 MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                               MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Mid Cap Core                    MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                               MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth                MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                               Morgan Stanley Multi Cap Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF Barclays Aggregate Bond Index Subaccount           MSF MFS Value Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)               MSF MSCI EAFE Index Subaccount
MSF BlackRock Capital Appreciation Subaccount (a)      MSF Neuberger Berman Genesis Subaccount (a)
MSF BlackRock Diversified Subaccount (a)               MSF Russell 2000 Index Subaccount
MSF BlackRock Large Cap Value Subaccount               MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount (a)              MSF T. Rowe Price Small Cap Growth Subaccount
MSF Davis Venture Value Subaccount (a)                 MSF Western Asset Management Strategic Bond
MSF Frontier Mid Cap Growth Subaccount (a)               Opportunities Subaccount (a)
MSF Jennison Growth Subaccount (a)                     MSF Western Asset Management U.S. Government
MSF Loomis Sayles Small Cap Core Subaccount              Subaccount
MSF Met/Artisan Mid Cap Value Subaccount               Pioneer VCT Disciplined Value Subaccount
MSF Met/Dimensional International Small Company        Pioneer VCT Emerging Markets Subaccount
   Subaccount                                          Pioneer VCT Equity Income Subaccount
MSF MetLife Conservative Allocation Subaccount         Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation        Pioneer VCT Ibbotson Moderate Allocation
   Subaccount                                            Subaccount
MSF MetLife Mid Cap Stock Index Subaccount (a)         Pioneer VCT Mid Cap Value Subaccount
MSF MetLife Moderate Allocation Subaccount             Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Moderate to Aggressive Allocation          UIF Growth Subaccount
   Subaccount                                          UIF U.S. Real Estate Subaccount
MSF MetLife Stock Index Subaccount (a)                 Wells Fargo VT Small Cap Value Subaccount
MSF MFS Total Return Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2013.

B. The following Subaccount had no net assets as of December 31, 2013:

MIST MetLife Multi-Index Targeted Risk Subaccount


3.  PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2013:

MIST Met/Franklin Mutual Shares Subaccount           MIST Turner Mid Cap Growth Subaccount
MIST MLA Mid Cap Subaccount                          MSF FI Value Leaders Subaccount
MIST RCM Technology Subaccount                       MSF Oppenheimer Global Equity Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                             New Name

DWS Dreman Small Mid Cap Value VIP                      DWS Small Mid Cap Value VIP
DWS Global Thematic VIP                                 DWS Global Growth VIP
Invesco Van Kampen V.I. American Franchise Fund         Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. Comstock Fund                   Invesco V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund          Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund          Invesco V.I. Growth and Income Fund
Janus Aspen Worldwide Portfolio                         Janus Aspen Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth Portfolio
   Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                               New Name

Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Mid Cap Core              ClearBridge Variable Mid Cap Core Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
Legg Mason Western Asset Variable High Income             Western Asset Variable High Income Portfolio
   Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Aggressive Growth Portfolio               (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                  (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Subaccount presented in the financial statements reflect the historical esults of MSF Oppenheimer Global Equity Subaccount prior to the merger, and the combined results thereafter.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------  -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                      SHARES           COST ($)     PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  -------------    --------------
     Alger Capital Appreciation Subaccount.......................         47,023         2,304,362        514,766         1,096,619
     AllianceBernstein Global Thematic Growth Subaccount.........         44,662           692,968         36,563           192,988
     American Funds Bond Subaccount..............................        727,287         7,793,632      1,364,476         3,817,105
     American Funds Global Growth Subaccount.....................      5,032,560        96,812,500      6,297,731        34,385,838
     American Funds Global Small Capitalization Subaccount.......        141,182         2,543,319        365,401           924,693
     American Funds Growth Subaccount............................      4,170,828       220,810,910     10,142,224        74,697,768
     American Funds Growth-Income Subaccount.....................      5,535,929       193,901,083     10,498,169        67,217,063
     Delaware VIP Small Cap Value Subaccount.....................        366,800        10,185,662      1,271,114         1,889,490
     Dreyfus Socially Responsible Growth Subaccount..............         16,233           420,258          7,858            61,267
     DWS I Capital Growth Subaccount.............................        376,544         6,716,650        290,718         3,074,524
     DWS II Global Growth VIP Subaccount.........................        236,901         2,681,226        102,830           734,827
     DWS II Government & Agency Securities Subaccount............        298,190         3,712,425        581,653         1,854,129
     DWS II Small Mid Cap Value Subaccount.......................        474,188         6,756,638        613,567         2,695,720
     Fidelity VIP Contrafund Subaccount..........................      7,543,276       195,990,747     11,789,856        43,137,818
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        195,631         1,656,346        343,541           568,105
     Fidelity VIP Equity-Income Subaccount.......................     11,217,865       234,326,237     23,479,873        24,839,558
     Fidelity VIP High Income Subaccount.........................      4,201,676        25,850,669      2,471,300         4,348,272
     Fidelity VIP Mid Cap Subaccount.............................      8,770,260       254,928,142     44,682,769        44,682,870
     FTVIPT Franklin Income Securities Subaccount................      2,294,939        33,347,068      6,251,328        10,494,974
     FTVIPT Franklin Rising Dividends Securities Subaccount......        873,238        16,762,901      5,054,706         6,395,309
     FTVIPT Franklin Small-Mid Cap Growth Securities
        Subaccount...............................................      1,353,766        26,579,756      4,554,825         8,806,190
     FTVIPT Mutual Shares Securities Subaccount..................      1,168,499        19,632,470        696,076         7,918,620
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,277,981        23,773,505      2,813,622         5,263,239
     FTVIPT Templeton Foreign Securities Subaccount..............      5,583,450        77,686,762      6,167,427        22,588,939
     Invesco V.I. American Franchise Subaccount..................        239,328         7,107,722        720,989         2,995,799
     Invesco V.I. Comstock Subaccount............................        466,568         5,923,798        185,345         2,127,472
     Invesco V.I. Diversified Dividend Subaccount................         72,360         1,020,633        139,493           411,370
     Invesco V.I. Equity and Income Subaccount...................      4,189,595        54,552,150      2,345,567        22,148,301
     Invesco V.I. Government Securities Subaccount...............      1,078,001        12,627,133      1,542,133         5,047,325
     Invesco V.I. Growth and Income Subaccount...................      3,330,236        57,135,711      2,278,364        22,038,787
     Invesco V.I. S&P 500 Index Subaccount.......................        167,394         1,852,422        259,627           964,058
     Invesco V.I. Utilities Subaccount...........................        112,726         1,888,309        577,964           715,615
     Janus Aspen Enterprise Subaccount...........................        251,035         8,151,177      1,072,496         4,211,509
     Janus Aspen Global Research Subaccount......................         29,983           837,314         69,327            82,557
     Janus Aspen Overseas Subaccount.............................      1,296,609        54,441,232      3,541,670        10,441,314
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     16,632,542       236,832,401     32,704,418        92,772,283
     LMPVET ClearBridge Variable All Cap Value Subaccount........     13,769,609       279,204,519     31,213,057        75,616,382
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,756,060       226,959,533     17,054,304        72,337,140
     LMPVET ClearBridge Variable Equity Income Subaccount........      8,745,513       106,207,532      7,332,828        32,565,974
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,890,236        74,249,789     12,777,127        24,451,533
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      7,514,649       116,686,897     12,836,186        30,513,757
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,292,222        30,010,373      3,817,541         9,948,454
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,079,975        47,045,386     11,030,735        13,862,741
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,428,181        33,647,145      1,050,136         5,854,269
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      4,778,447        55,254,900      2,572,766        14,125,820
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      2,935,242        33,211,538        841,069         7,762,539
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,611,820        20,932,504        563,470         4,776,100
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,165,645         9,512,798      1,574,737         3,145,513
     LMPVIT Western Asset Variable High Income Subaccount........     15,617,437       102,848,695     10,019,724        24,145,082
     MIST American Funds Balanced Allocation Subaccount..........        338,997         3,320,910      1,469,491           323,889

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     MIST American Funds Growth Allocation Subaccount............        303,519        2,857,299       1,307,170           254,375
     MIST American Funds Moderate Allocation Subaccount..........        245,381        2,430,711       1,001,024           449,202
     MIST BlackRock High Yield Subaccount........................     13,951,499      114,793,932      27,085,801        35,877,759
     MIST BlackRock Large Cap Core Subaccount....................      3,921,119       40,280,203       3,656,632         9,396,568
     MIST Clarion Global Real Estate Subaccount..................      6,205,638       78,350,059      11,124,973        15,590,234
     MIST ClearBridge Aggressive Growth Subaccount...............        452,730        4,290,707       2,681,235         1,520,061
     MIST ClearBridge Aggressive Growth II Subaccount............      5,786,790      425,967,942       8,413,750        67,934,196
     MIST Harris Oakmark International Subaccount................      4,359,677       64,922,826      14,319,201        20,000,615
     MIST Invesco Comstock Subaccount............................     10,961,591       75,317,398       4,972,429        41,557,815
     MIST Invesco Mid Cap Value Subaccount.......................      2,733,622       50,316,968       3,276,092        14,459,461
     MIST Invesco Small Cap Growth Subaccount....................        743,299       10,617,595       4,101,530         4,167,720
     MIST JPMorgan Small Cap Value Subaccount....................        698,360        9,542,358       2,248,367         3,835,233
     MIST Loomis Sayles Global Markets Subaccount................     10,789,544      119,592,490       5,409,758        21,150,016
     MIST Lord Abbett Bond Debenture Subaccount..................      3,368,457       40,762,239       6,451,889        13,279,060
     MIST Met/Eaton Vance Floating Rate Subaccount...............        477,850        5,020,050       3,806,699         1,184,900
     MIST MetLife Aggressive Strategy Subaccount.................      4,987,834       52,032,343       3,549,012         6,510,818
     MIST MetLife Balanced Strategy Subaccount...................      1,774,021       14,466,615       1,615,358         3,825,084
     MIST MetLife Growth Strategy Subaccount.....................      1,332,327       10,258,252         535,886         5,248,333
     MIST MetLife Moderate Strategy Subaccount...................      1,090,028        9,787,431         880,431         2,723,342
     MIST MFS Emerging Markets Equity Subaccount.................      5,650,870       57,422,863       5,327,663        15,536,274
     MIST MFS Research International Subaccount..................      7,799,595       87,923,249       4,434,521        19,934,346
     MIST Morgan Stanley Mid Cap Growth Subaccount...............        883,720        9,248,367       1,258,453         3,320,073
     MIST Oppenheimer Global Equity Subaccount...................     19,123,891      301,918,098      53,074,023        54,323,935
     MIST PIMCO Inflation Protected Bond Subaccount..............      7,725,644       84,921,988      13,745,441        36,592,781
     MIST PIMCO Total Return Subaccount..........................     25,344,801      285,504,070      36,656,756        90,315,451
     MIST Pioneer Fund Subaccount................................      3,342,199       42,941,626       3,864,697        13,219,442
     MIST Pioneer Strategic Income Subaccount....................     15,803,924      158,892,254      25,032,348        55,237,766
     MIST Pyramis Managed Portfolio Subaccount (a)...............            129            1,373           1,373                --
     MIST SSgA Growth and Income ETF Subaccount..................      9,944,280      104,018,352       7,475,340        11,712,554
     MIST SSgA Growth ETF Subaccount.............................     12,652,470      131,828,266       9,999,891        12,648,034
     MIST T. Rowe Price Large Cap Value Subaccount...............      4,059,622      104,321,805       8,373,350        28,936,747
     MIST T. Rowe Price Mid Cap Growth Subaccount................        223,766        1,966,501         560,878         1,436,210
     MIST Third Avenue Small Cap Value Subaccount................      6,685,265      108,784,565       3,173,360        24,456,376
     Morgan Stanley Multi Cap Growth Subaccount..................         20,187          625,151          22,678           315,259
     MSF Barclays Aggregate Bond Index Subaccount................      7,388,752       80,249,555       4,550,642        13,686,465
     MSF BlackRock Bond Income Subaccount........................      1,737,895      181,747,340      23,431,605        50,097,548
     MSF BlackRock Capital Appreciation Subaccount...............      5,765,268      106,563,304       4,698,266        42,007,979
     MSF BlackRock Diversified Subaccount........................     12,897,730      193,106,658       9,558,145        27,044,796
     MSF BlackRock Large Cap Value Subaccount....................      1,291,980       14,363,673       1,571,451         3,913,322
     MSF BlackRock Money Market Subaccount.......................      3,060,767      306,076,682     193,785,830       225,973,139
     MSF Davis Venture Value Subaccount..........................      2,553,325       84,460,599       4,933,798        26,631,541
     MSF Frontier Mid Cap Growth Subaccount......................      2,571,222       63,083,432       8,045,585        19,637,762
     MSF Jennison Growth Subaccount..............................     23,882,338      287,331,581       6,509,180        49,318,233
     MSF Loomis Sayles Small Cap Core Subaccount.................          3,252          811,308         539,263           906,016
     MSF Met/Artisan Mid Cap Value Subaccount....................          8,435        1,385,343         247,282           437,671
     MSF Met/Dimensional International Small Company
       Subaccount................................................         57,883          775,687         154,763           196,180
     MSF MetLife Conservative Allocation Subaccount..............      3,006,280       33,667,696       8,912,605        16,372,911
     MSF MetLife Conservative to Moderate Allocation Subaccount..      6,667,041       74,633,785      12,912,511        19,695,454
     MSF MetLife Mid Cap Stock Index Subaccount..................        765,091       10,733,206       3,847,206         1,454,044
     MSF MetLife Moderate Allocation Subaccount..................     32,805,678      376,175,884      30,256,676        46,325,839
     MSF MetLife Moderate to Aggressive Allocation Subaccount....     27,305,746      322,636,600      10,914,024        35,434,662
     MSF MetLife Stock Index Subaccount..........................     24,057,596      751,018,160      43,657,985       220,381,320
     MSF MFS Total Return Subaccount.............................      2,891,784      403,592,410      23,174,416        90,991,296

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MSF MFS Value Subaccount...................................      8,613,891      120,646,064        84,791,942        27,247,972
     MSF MSCI EAFE Index Subaccount.............................      4,798,795       75,399,741         3,470,986         6,761,479
     MSF Neuberger Berman Genesis Subaccount....................      4,585,355       65,420,291        75,183,633        11,046,288
     MSF Russell 2000 Index Subaccount..........................      6,231,689       85,248,581         4,955,225        12,457,858
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,219,784       35,331,649        23,935,547        24,516,222
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,500,465       78,015,513        11,010,627        18,649,159
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................      3,361,244       42,536,714         4,607,424        13,251,176
     MSF Western Asset Management U.S. Government Subaccount....      9,145,643      109,288,748         7,378,278        28,893,864
     Pioneer VCT Disciplined Value Subaccount...................        742,662        8,353,323           843,859         2,811,201
     Pioneer VCT Emerging Markets Subaccount....................        478,101       12,555,503           584,933         2,879,382
     Pioneer VCT Equity Income Subaccount.......................        665,179       13,574,425         1,067,135         5,088,458
     Pioneer VCT Ibbotson Growth Allocation Subaccount..........     19,347,985      217,409,426        14,283,698        25,095,981
     Pioneer VCT Ibbotson Moderate Allocation Subaccount........      9,428,395      101,372,856         8,663,476        19,940,587
     Pioneer VCT Mid Cap Value Subaccount.......................      1,292,768       25,260,281         1,323,706         8,548,988
     Pioneer VCT Real Estate Shares Subaccount..................        559,643       10,567,183         1,281,700         2,803,254
     UIF Growth Subaccount......................................        249,199        3,933,592           468,231         2,351,405
     UIF U.S. Real Estate Subaccount............................        691,978       10,550,996         1,043,095         4,183,223
     Wells Fargo VT Small Cap Value Subaccount..................        259,198        2,412,916            94,771           778,675

(a)  For the period April 29, 2013 to December 31, 2013.

This page is intentionally left blank.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                          ALLIANCEBERNSTEIN GLOBAL
                                       ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        1,645,523        2,234,246        1,104,786       1,221,384
Units issued and transferred
   from other funding options......           77,409          294,395           52,155         129,193
Units redeemed and transferred to
   other funding options...........        (447,453)        (883,118)        (217,100)       (245,791)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        1,275,479        1,645,523          939,841       1,104,786
                                     ===============  ===============  ===============  ==============



                                           AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       6,125,338        6,649,857       74,340,049       92,495,761
Units issued and transferred
   from other funding options......         938,294        2,069,548        3,210,111        3,643,151
Units redeemed and transferred to
   other funding options...........     (2,459,658)      (2,594,067)     (15,834,550)     (21,798,863)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       4,603,974        6,125,338       61,715,610       74,340,049
                                     ==============  ===============  ===============  ===============


                                              AMERICAN FUNDS
                                        GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,174,553        1,623,025      187,729,621      226,708,667
Units issued and transferred
   from other funding options......          123,443          271,167        7,280,620        7,165,670
Units redeemed and transferred to
   other funding options...........        (287,811)        (719,639)     (40,163,591)     (46,144,716)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,010,185        1,174,553      154,846,650      187,729,621
                                     ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS
                                              GROWTH-INCOME             DELAWARE VIP SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     174,788,776      212,465,063        5,246,939        5,815,368
Units issued and transferred
   from other funding options......       6,753,748        5,747,361          336,199          439,078
Units redeemed and transferred to
   other funding options...........    (38,779,390)     (43,423,648)        (752,852)      (1,007,507)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     142,763,134      174,788,776        4,830,286        5,246,939
                                     ==============  ===============  ===============  ===============


                                       DREYFUS SOCIALLY RESPONSIBLE
                                                  GROWTH                    DWS I CAPITAL GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          429,359          536,060        7,339,612        8,491,921
Units issued and transferred
   from other funding options......              922            8,246          165,822          297,934
Units redeemed and transferred to
   other funding options...........         (32,167)        (114,947)      (1,800,886)      (1,450,243)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          398,114          429,359        5,704,548        7,339,612
                                     ===============  ===============  ===============  ===============


                                                                         DWS II GOVERNMENT & AGENCY
                                        DWS II GLOBAL GROWTH VIP                 SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       1,766,415        2,219,665        4,017,203        5,140,392
Units issued and transferred
   from other funding options......          69,833           81,579          297,927          695,703
Units redeemed and transferred to
   other funding options...........       (423,661)        (534,829)      (1,484,437)      (1,818,892)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       1,412,587        1,766,415        2,830,693        4,017,203
                                     ==============  ===============  ===============  ===============

                                          DWS II SMALL MID CAP
                                                  VALUE                     FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        3,970,007        4,665,637      123,668,052       141,726,054
Units issued and transferred
   from other funding options......          268,405          181,846        9,668,225         9,011,322
Units redeemed and transferred to
   other funding options...........      (1,135,139)        (877,476)     (24,655,803)      (27,069,324)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        3,103,273        3,970,007      108,680,474       123,668,052
                                     ===============  ===============  ===============  ================


                                      FIDELITY VIP DYNAMIC CAPITAL
                                              APPRECIATION                FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        1,416,012        1,629,814       69,667,292        78,077,952
Units issued and transferred
   from other funding options......           85,248          429,851        3,232,795         3,481,471
Units redeemed and transferred to
   other funding options...........        (303,594)        (643,653)      (9,212,417)      (11,892,131)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        1,197,666        1,416,012       63,687,670        69,667,292
                                     ===============  ===============  ===============  ================



                                        FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013              2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,865,709        9,899,875      114,724,500      131,855,567
Units issued and transferred
   from other funding options......          621,891          806,737        7,517,402        9,553,588
Units redeemed and transferred to
   other funding options...........      (1,615,010)      (1,840,903)     (20,402,748)     (26,684,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,872,590        8,865,709      101,839,154      114,724,500
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN INCOME            FTVIPT FRANKLIN RISING
                                                SECURITIES                   DIVIDENDS SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       20,017,657       22,928,793       12,855,504       15,551,161
Units issued and transferred
   from other funding options......        1,812,464        2,097,819        2,639,025          808,561
Units redeemed and transferred to
   other funding options...........      (4,796,409)      (5,008,955)      (3,460,225)      (3,504,218)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,033,712       20,017,657       12,034,304       12,855,504
                                     ===============  ===============  ===============  ===============


                                      FTVIPT FRANKLIN SMALL-MID CAP         FTVIPT MUTUAL SHARES
                                            GROWTH SECURITIES                    SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       21,757,192       25,729,063       18,783,084       26,399,650
Units issued and transferred
   from other funding options......        1,642,422        1,458,236          323,847          716,000
Units redeemed and transferred to
   other funding options...........      (5,054,828)      (5,430,107)      (4,912,215)      (8,332,566)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       18,344,786       21,757,192       14,194,716       18,783,084
                                     ===============  ===============  ===============  ===============


                                        FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                            MARKETS SECURITIES                    SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       12,276,465       13,337,044       59,299,810       69,167,489
Units issued and transferred
   from other funding options......        2,117,595        1,999,457        3,666,572        4,543,293
Units redeemed and transferred to
   other funding options...........      (3,377,292)      (3,060,036)     (13,363,907)     (14,410,972)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,016,768       12,276,465       49,602,475       59,299,810
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. COMSTOCK
                                                 SUBACCOUNT                         SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         8,990,506        10,789,832         7,161,636         8,566,782
Units issued and transferred
   from other funding options......         1,122,373           198,500         2,518,290            91,543
Units redeemed and transferred to
   other funding options...........       (2,595,021)       (1,997,826)       (3,861,489)       (1,496,689)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         7,517,858         8,990,506         5,818,437         7,161,636
                                     ================  ================  ================  ================



                                     INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         1,166,210         1,477,262        49,170,292        70,089,823
Units issued and transferred
   from other funding options......            86,574            51,025         2,087,711         3,135,678
Units redeemed and transferred to
   other funding options...........         (269,585)         (362,077)      (12,739,775)      (24,055,209)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................           983,199         1,166,210        38,518,228        49,170,292
                                     ================  ================  ================  ================


                                               INVESCO V.I.                        INVESCO V.I.
                                           GOVERNMENT SECURITIES                 GROWTH AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............        13,042,147        16,254,323        56,626,334        72,432,015
Units issued and transferred
   from other funding options......         2,882,935           481,791         3,657,725         1,176,705
Units redeemed and transferred to
   other funding options...........       (5,648,489)       (3,693,967)      (14,908,458)      (16,982,386)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................        10,276,593        13,042,147        45,375,601        56,626,334
                                     ================  ================  ================  ================


                                        INVESCO V.I. S&P 500 INDEX           INVESCO V.I. UTILITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2013             2012             2013              2012
                                     ---------------  ----------------  ---------------  ---------------

Units beginning of year............        2,132,423         2,706,272        1,026,009        1,250,696
Units issued and transferred
   from other funding options......          139,707           145,749          242,996          225,407
Units redeemed and transferred to
   other funding options...........        (620,809)         (719,598)        (350,359)        (450,094)
                                     ---------------  ----------------  ---------------  ---------------
Units end of year..................        1,651,321         2,132,423          918,646        1,026,009
                                     ===============  ================  ===============  ===============



                                         JANUS ASPEN ENTERPRISE           JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............       13,439,690       15,657,254           821,059          865,137
Units issued and transferred
   from other funding options......        1,088,380          954,097            54,216           74,255
Units redeemed and transferred to
   other funding options...........      (3,931,504)      (3,171,661)          (76,978)        (118,333)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................       10,596,566       13,439,690           798,297          821,059
                                     ===============  ===============  ================  ===============


                                                                               LMPVET CLEARBRIDGE
                                           JANUS ASPEN OVERSEAS            VARIABLE AGGRESSIVE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............       32,661,250        35,812,624      276,489,134       346,829,648
Units issued and transferred
   from other funding options......        3,328,080         4,561,615       11,783,512         8,747,447
Units redeemed and transferred to
   other funding options...........      (7,907,935)       (7,712,989)     (58,148,588)      (79,087,961)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................       28,081,395        32,661,250      230,124,058       276,489,134
                                     ===============  ================  ===============  ================

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE ALL CAP VALUE            VARIABLE APPRECIATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     230,712,859      289,032,086     209,159,554      264,460,402
Units issued and transferred
   from other funding options......       6,690,767        6,994,196       5,178,258        5,612,014
Units redeemed and transferred to
   other funding options...........    (47,590,383)     (65,313,423)    (42,822,984)     (60,912,862)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     189,813,243      230,712,859     171,514,828      209,159,554
                                     ==============  ===============  ==============  ===============


                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME          VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013            2012             2013            2012            2013            2012
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      94,929,719      116,486,691      72,914,920      87,976,409      91,023,321     106,825,703
Units issued and transferred
   from other funding options......       4,899,425        5,876,306       1,784,706       2,171,915       4,227,034       2,687,838
Units redeemed and transferred to
   other funding options...........    (21,439,380)     (27,433,278)    (15,172,477)    (17,233,404)    (18,470,136)    (18,490,220)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      78,389,764       94,929,719      59,527,149      72,914,920      76,780,219      91,023,321
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET CLEARBRIDGE
                                         VARIABLE MID CAP CORE
                                              SUBACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............      22,961,433      29,141,332
Units issued and transferred
   from other funding options......         816,819       1,210,340
Units redeemed and transferred to
   other funding options...........     (5,017,077)     (7,390,239)
                                     --------------  --------------
Units end of year..................      18,761,175      22,961,433
                                     ==============  ==============

                                           LMPVET CLEARBRIDGE            LMPVET INVESTMENT COUNSEL
                                        VARIABLE SMALL CAP GROWTH        VARIABLE SOCIAL AWARENESS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  --------------------------------
                                          2013            2012             2013             2012
                                     --------------  --------------  ---------------  ---------------

Units beginning of year............      31,622,684      38,530,720       19,935,151       23,310,011
Units issued and transferred
   from other funding options......       4,452,537       2,658,977          719,434          674,595
Units redeemed and transferred to
   other funding options...........     (7,289,925)     (9,567,013)      (3,004,487)      (4,049,455)
                                     --------------  --------------  ---------------  ---------------
Units end of year..................      28,785,296      31,622,684       17,650,098       19,935,151
                                     ==============  ==============  ===============  ===============


                                         LMPVET VARIABLE LIFESTYLE        LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                   ALLOCATION 70%
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       44,938,353       54,802,370       29,657,743       35,895,323
Units issued and transferred
   from other funding options......        1,573,982        1,804,909          320,844          571,889
Units redeemed and transferred to
   other funding options...........      (8,640,204)     (11,668,926)      (4,916,413)      (6,809,469)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       37,872,131       44,938,353       25,062,174       29,657,743
                                     ===============  ===============  ===============  ===============


                                        LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET
                                             ALLOCATION 85%           VARIABLE GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       19,365,531      24,183,514       5,919,632        7,281,992
Units issued and transferred
   from other funding options......          219,527         202,722       2,111,082          478,177
Units redeemed and transferred to
   other funding options...........      (3,164,802)     (5,020,705)     (3,048,606)      (1,840,537)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       16,420,256      19,365,531       4,982,108        5,919,632
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                          LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                          VARIABLE HIGH INCOME               BALANCED ALLOCATION
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,128,179      66,903,303        2,190,157        1,843,499
Units issued and transferred
   from other funding options......        3,527,842       2,458,833        1,177,527          648,933
Units redeemed and transferred to
   other funding options...........     (12,905,119)    (15,233,957)        (386,907)        (302,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       44,750,902      54,128,179        2,980,777        2,190,157
                                     ===============  ==============  ===============  ===============


                                           MIST AMERICAN FUNDS              MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION               MODERATE ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       1,922,890        1,580,396        1,804,687       1,316,789
Units issued and transferred
   from other funding options......       1,060,112          769,280          745,667         617,554
Units redeemed and transferred to
   other funding options...........       (253,816)        (426,786)        (406,587)       (129,656)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       2,729,186        1,922,890        2,143,767       1,804,687
                                     ==============  ===============  ===============  ==============


                                                                               MIST BLACKROCK
                                        MIST BLACKROCK HIGH YIELD              LARGE CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       53,791,302       62,492,572      38,383,679       46,368,859
Units issued and transferred
   from other funding options......        7,830,630        8,932,018       2,403,524        2,117,953
Units redeemed and transferred to
   other funding options...........     (16,109,738)     (17,633,288)     (6,991,917)     (10,103,133)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       45,512,194       53,791,302      33,795,286       38,383,679
                                     ===============  ===============  ==============  ===============

                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE           AGGRESSIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     --------------  ---------------   ---------------  ---------------

Units beginning of year............      68,080,621       77,408,843         4,186,645        4,640,959
Units issued and transferred
   from other funding options......       9,239,675        5,892,283         3,222,365          824,757
Units redeemed and transferred to
   other funding options...........    (16,727,497)     (15,220,505)       (1,734,981)      (1,279,071)
                                     --------------  ---------------   ---------------  ---------------
Units end of year..................      60,592,799       68,080,621         5,674,029        4,186,645
                                     ==============  ===============   ===============  ===============


                                            MIST CLEARBRIDGE                 MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH II                  INTERNATIONAL
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       99,435,525      112,073,709      42,865,772      49,035,319
Units issued and transferred
   from other funding options......        4,533,289        5,932,404       8,229,037       4,764,889
Units redeemed and transferred to
   other funding options...........     (16,839,380)     (18,570,588)    (11,954,859)    (10,934,436)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       87,129,434       99,435,525      39,139,950      42,865,772
                                     ===============  ===============  ==============  ==============



                                           MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      105,506,703      137,929,311       49,340,187       48,643,274
Units issued and transferred
   from other funding options......        5,305,754        3,198,466        3,828,388       10,937,641
Units redeemed and transferred to
   other funding options...........     (26,440,389)     (35,621,074)     (11,522,600)     (10,240,728)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       84,372,068      105,506,703       41,645,975       49,340,187
                                     ===============  ===============  ===============  ===============


                                      MIST INVESCO SMALL CAP GROWTH     MIST JPMORGAN SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        6,837,358        8,619,870       8,174,785       9,341,233
Units issued and transferred
   from other funding options......        1,846,637          995,839       1,588,705       1,222,523
Units redeemed and transferred to
   other funding options...........      (2,080,986)      (2,778,351)     (2,488,051)     (2,388,971)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        6,603,009        6,837,358       7,275,439       8,174,785
                                     ===============  ===============  ==============  ==============


                                         MIST LOOMIS SAYLES GLOBAL          MIST LORD ABBETT BOND
                                                  MARKETS                         DEBENTURE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       26,809,216       30,124,440      26,255,396       32,502,638
Units issued and transferred
   from other funding options......        1,225,852        1,394,518       2,175,692        2,867,812
Units redeemed and transferred to
   other funding options...........      (4,124,916)      (4,709,742)     (6,736,546)      (9,115,054)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       23,910,152       26,809,216      21,694,542       26,255,396
                                     ===============  ===============  ==============  ===============


                                          MIST MET/EATON VANCE             MIST METLIFE AGGRESSIVE
                                              FLOATING RATE                       STRATEGY
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,309,179        1,214,850      51,476,410       54,062,263
Units issued and transferred
   from other funding options......        3,482,590        1,528,125       4,144,074        4,383,614
Units redeemed and transferred to
   other funding options...........      (1,175,264)        (433,796)     (6,474,716)      (6,969,467)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,616,505        2,309,179      49,145,768       51,476,410
                                     ===============  ===============  ==============  ===============

                                          MIST METLIFE BALANCED             MIST METLIFE GROWTH
                                                STRATEGY                         STRATEGY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      17,469,564       19,472,712      15,063,300       16,695,645
Units issued and transferred
   from other funding options......         909,872          153,829         161,675          258,473
Units redeemed and transferred to
   other funding options...........     (2,505,589)      (2,156,977)     (3,334,843)      (1,890,818)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      15,873,847       17,469,564      11,890,132       15,063,300
                                     ==============  ===============  ==============  ===============


                                          MIST METLIFE MODERATE          MIST MFS EMERGING MARKETS
                                                STRATEGY                          EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,059,027       12,096,560      27,471,452       32,814,639
Units issued and transferred
   from other funding options......         390,083          516,695       2,960,921        1,910,708
Units redeemed and transferred to
   other funding options...........     (1,801,934)      (1,554,228)     (6,813,696)      (7,253,895)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       9,647,176       11,059,027      23,618,677       27,471,452
                                     ==============  ===============  ==============  ===============


                                           MIST MFS RESEARCH              MIST MORGAN STANLEY
                                             INTERNATIONAL                  MID CAP GROWTH
                                              SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------
                                          2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------

Units beginning of year............      64,389,120      77,589,499       8,161,498       9,246,133
Units issued and transferred
   from other funding options......       2,416,524       4,053,451       1,943,974       1,095,461
Units redeemed and transferred to
   other funding options...........    (12,808,946)    (17,253,830)     (3,295,517)     (2,180,096)
                                     --------------  --------------  --------------  --------------
Units end of year..................      53,996,698      64,389,120       6,809,955       8,161,498
                                     ==============  ==============  ==============  ==============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                                                             MIST PIMCO INFLATION
                                      MIST OPPENHEIMER GLOBAL EQUITY            PROTECTED BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013             2012             2013             2012
                                      --------------  ---------------   --------------  ---------------

Units beginning of year............      280,274,259      319,487,588       76,954,212       81,257,553
Units issued and transferred
   from other funding options......      325,108,008       13,204,233        7,213,962       16,446,646
Units redeemed and transferred to
   other funding options...........    (321,014,803)     (52,417,562)     (27,740,019)     (20,749,987)
                                      --------------  ---------------   --------------  ---------------
Units end of year..................      284,367,464      280,274,259       56,428,155       76,954,212
                                      ==============  ===============   ==============  ===============




                                         MIST PIMCO TOTAL RETURN            MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............     230,205,457     260,102,976      37,349,570       43,521,716     117,013,589     134,759,531
Units issued and transferred
   from other funding options......      20,458,371      28,318,767       1,466,353        1,524,750      12,700,737      14,779,317
Units redeemed and transferred to
   other funding options...........    (63,501,098)    (58,216,286)     (7,348,674)      (7,696,896)    (33,875,782)    (32,525,259)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     187,162,730     230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                      MIST PYRAMIS
                                         MANAGED
                                        PORTFOLIO
                                       SUBACCOUNT
                                     ---------------
                                        2013 (a)
                                     ---------------

Units beginning of year............               --
Units issued and transferred
   from other funding options......              127
Units redeemed and transferred to
   other funding options...........               --
                                     ---------------
Units end of year..................              127
                                     ===============

                                                MIST SSGA
                                          GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      96,610,845      102,294,878     123,165,362      133,087,707
Units issued and transferred
   from other funding options......       4,070,902        4,834,219       5,395,879        7,009,857
Units redeemed and transferred to
   other funding options...........    (10,602,663)     (10,518,252)    (12,794,947)     (16,932,202)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,079,084       96,610,845     115,766,294      123,165,362
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     109,882,316      128,584,761       2,028,845        2,874,302
Units issued and transferred
   from other funding options......       7,395,922        5,206,738         211,458          431,944
Units redeemed and transferred to
   other funding options...........    (23,599,471)     (23,909,183)       (799,029)      (1,277,401)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      93,678,767      109,882,316       1,441,274        2,028,845
                                     ==============  ===============  ==============  ===============


                                            MIST THIRD AVENUE            MORGAN STANLEY MULTI CAP
                                             SMALL CAP VALUE                      GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      87,597,110      102,729,374         634,940          683,491
Units issued and transferred
   from other funding options......       3,305,350        4,198,888           2,479          134,143
Units redeemed and transferred to
   other funding options...........    (16,802,649)     (19,331,152)       (137,986)        (182,694)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      74,099,811       87,597,110         499,433          634,940
                                     ==============  ===============  ==============  ===============

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      40,275,965       45,268,185     159,459,776     185,391,674
Units issued and transferred
   from other funding options......       1,718,500        2,911,941      12,910,377      14,170,027
Units redeemed and transferred to
   other funding options...........     (6,612,487)      (7,904,161)    (39,089,647)    (40,101,925)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,381,978       40,275,965     133,280,506     159,459,776
                                     ==============  ===============  ==============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION           MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      165,758,971     197,272,481       95,084,218     105,534,840
Units issued and transferred
   from other funding options......        4,290,694       5,571,987        3,992,837       3,480,698
Units redeemed and transferred to
   other funding options...........     (32,977,499)    (37,085,497)     (11,517,347)    (13,931,320)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      137,072,166     165,758,971       87,559,708      95,084,218
                                     ===============  ==============  ===============  ==============



                                      MSF BLACKROCK LARGE CAP VALUE     MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       11,585,791      13,528,382      305,952,973     355,598,094
Units issued and transferred
   from other funding options......          490,412         730,110      211,984,355     149,151,409
Units redeemed and transferred to
   other funding options...........      (2,629,226)     (2,672,701)    (245,453,183)   (198,796,530)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        9,446,977      11,585,791      272,484,145     305,952,973
                                     ===============  ==============  ===============  ==============

                                                                                MSF FRONTIER
                                         MSF DAVIS VENTURE VALUE               MID CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       81,093,170      96,387,852       80,896,694       95,805,405
Units issued and transferred
   from other funding options......        1,564,692       2,319,534        4,726,792        3,785,668
Units redeemed and transferred to
   other funding options...........     (17,110,638)    (17,614,216)     (16,590,048)     (18,694,379)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       65,547,224      81,093,170       69,033,438       80,896,694
                                     ===============  ==============  ===============  ===============


                                                                             MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH                SMALL CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     347,786,347       60,489,570          324,926         421,875
Units issued and transferred
   from other funding options......      10,716,167      331,078,417          107,554          89,010
Units redeemed and transferred to
   other funding options...........    (52,125,332)     (43,781,640)        (227,155)       (185,959)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     306,377,182      347,786,347          205,325         324,926
                                     ==============  ===============  ===============  ==============


                                         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
                                                  VALUE                 INTERNATIONAL SMALL COMPANY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          727,228         918,844         512,674           82,833
Units issued and transferred
   from other funding options......           86,080          49,909          72,120          475,285
Units redeemed and transferred to
   other funding options...........        (141,291)       (241,525)       (105,502)         (45,444)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          672,017         727,228         479,292          512,674
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         MSF METLIFE CONSERVATIVE         MSF METLIFE CONSERVATIVE TO
                                                ALLOCATION                    MODERATE ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       33,750,786       31,816,365       69,601,690       75,138,747
Units issued and transferred
   from other funding options......        6,851,570        8,906,925        9,683,457       10,825,726
Units redeemed and transferred to
   other funding options...........     (13,302,055)      (6,972,504)     (16,267,964)     (16,362,783)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       27,300,301       33,750,786       63,017,183       69,601,690
                                     ===============  ===============  ===============  ===============


                                                MSF METLIFE                      MSF METLIFE
                                            MID CAP STOCK INDEX              MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        6,983,172        6,867,767      342,679,345      365,836,158
Units issued and transferred
   from other funding options......        3,035,554        1,987,923       28,928,743       27,008,932
Units redeemed and transferred to
   other funding options...........      (1,660,829)      (1,872,518)     (46,397,264)     (50,165,745)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,357,897        6,983,172      325,210,824      342,679,345
                                     ===============  ===============  ===============  ===============


                                         MSF METLIFE MODERATE TO
                                          AGGRESSIVE ALLOCATION            MSF METLIFE STOCK INDEX
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      301,438,988      320,193,265      746,876,608      660,304,058
Units issued and transferred
   from other funding options......       16,252,801       19,562,785       31,410,625      206,111,279
Units redeemed and transferred to
   other funding options...........     (36,432,025)     (38,317,062)    (159,207,628)    (119,538,729)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      281,259,764      301,438,988      619,079,605      746,876,608
                                     ===============  ===============  ===============  ===============


                                          MSF MFS TOTAL RETURN                MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............     252,752,393     300,786,307      42,193,599      48,193,344       31,591,933      35,199,957
Units issued and transferred
   from other funding options......      12,924,295      10,295,635      50,072,122       4,138,969        1,817,759       1,670,192
Units redeemed and transferred to
   other funding options...........    (50,918,259)    (58,329,549)    (16,067,615)    (10,138,714)      (4,169,420)     (5,278,216)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................     214,758,429     252,752,393      76,198,106      42,193,599       29,240,272      31,591,933
                                     ==============  ==============  ==============  ==============  ===============  ==============


                                              MSF NEUBERGER
                                             BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          70,294           12,539      33,654,928      37,289,119
Units issued and transferred
   from other funding options......      42,252,252           60,985       2,482,361       2,048,180
Units redeemed and transferred to
   other funding options...........     (6,330,914)          (3,230)     (4,868,690)     (5,682,371)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,991,632           70,294      31,268,599      33,654,928
                                     ==============  ===============  ==============  ==============


                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      32,201,056       37,121,993
Units issued and transferred
   from other funding options......      26,670,660        3,626,587
Units redeemed and transferred to
   other funding options...........    (26,460,307)      (8,547,524)
                                     --------------  ---------------
Units end of year..................      32,411,409       32,201,056
                                     ==============  ===============

                                        MSF T. ROWE PRICE SMALL CAP     MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       62,635,996       71,061,468       33,573,093       39,676,652
Units issued and transferred
   from other funding options......        5,290,209        8,165,803        2,883,297        1,705,643
Units redeemed and transferred to
   other funding options...........     (11,934,919)     (16,591,275)      (8,807,313)      (7,809,202)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       55,991,286       62,635,996       27,649,077       33,573,093
                                     ===============  ===============  ===============  ===============


                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT            PIONEER VCT DISCIPLINED VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       89,352,294     101,794,264        9,719,668       10,856,888
Units issued and transferred
   from other funding options......        7,639,118      14,563,215          243,514          725,572
Units redeemed and transferred to
   other funding options...........     (23,300,847)    (27,005,185)      (2,153,482)      (1,862,792)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       73,690,565      89,352,294        7,809,700        9,719,668
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT EMERGING MARKETS        PIONEER VCT EQUITY INCOME
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        5,609,487        6,504,758       11,046,306      12,775,811
Units issued and transferred
   from other funding options......          358,275          622,758          537,866         638,358
Units redeemed and transferred to
   other funding options...........      (1,240,213)      (1,518,029)      (2,729,799)     (2,367,863)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        4,727,549        5,609,487        8,854,373      11,046,306
                                     ===============  ===============  ===============  ==============

                                           PIONEER VCT IBBOTSON             PIONEER VCT IBBOTSON
                                             GROWTH ALLOCATION               MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      196,235,811      206,818,842       97,323,359      107,898,072
Units issued and transferred
   from other funding options......       11,167,558        7,455,420        8,150,713        4,727,843
Units redeemed and transferred to
   other funding options...........     (19,070,596)     (18,038,451)     (17,046,347)     (15,302,556)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      188,332,773      196,235,811       88,427,725       97,323,359
                                     ===============  ===============  ===============  ===============



                                        PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       17,566,894       21,724,375        5,535,016        6,712,774
Units issued and transferred
   from other funding options......          921,681        1,014,781          320,529          430,599
Units redeemed and transferred to
   other funding options...........      (4,539,721)      (5,172,262)      (1,176,153)      (1,608,357)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       13,948,854       17,566,894        4,679,392        5,535,016
                                     ===============  ===============  ===============  ===============



                                                UIF GROWTH                  UIF U.S. REAL ESTATE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,479,096        6,391,312        9,063,057       11,698,765
Units issued and transferred
   from other funding options......        1,170,260          309,375        1,076,638          997,265
Units redeemed and transferred to
   other funding options...........      (2,751,714)      (1,221,591)      (3,012,369)      (3,632,973)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,897,642        5,479,096        7,127,326        9,063,057
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                        WELLS FARGO VT SMALL CAP VALUE
                                                  SUBACCOUNT
                                        --------------------------------
                                             2013             2012
                                        ---------------  ---------------

Units beginning of year...............        1,781,119        2,074,209
Units issued and transferred
   from other funding options.........           50,891           76,493
Units redeemed and transferred to
   other funding options..............        (402,220)        (369,583)
                                        ---------------  ---------------
Units end of year.....................        1,429,790        1,781,119
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Capital Appreciation     2013     1,275,479      2.17 - 2.78       3,363,995
     Subaccount                  2012     1,645,523      1.66 - 2.09       3,300,965
                                 2011     2,234,246      1.44 - 1.80       3,906,644
                                 2010     2,108,411      1.49 - 1.84       3,755,704
                                 2009     2,568,654      1.34 - 1.65       4,100,549

  AllianceBernstein Global       2013       939,841      0.94 - 0.97         901,277
     Thematic Growth Subaccount  2012     1,104,786      0.78 - 0.80         878,354
                                 2011     1,221,384      0.70 - 0.72         873,875
                                 2010     1,545,364      0.94 - 0.96       1,471,499
                                 2009     1,859,710      0.80 - 0.82       1,520,169

  American Funds Bond            2013     4,603,974      1.59 - 1.73       7,716,511
     Subaccount                  2012     6,125,338      1.66 - 1.80      10,642,898
                                 2011     6,649,857      1.61 - 1.73      11,151,382
                                 2010     6,629,074      1.54 - 1.65      10,629,167
                                 2009     5,354,874      1.48 - 1.57       8,185,030

  American Funds Global          2013    61,715,610      1.88 - 2.93     150,574,183
     Growth Subaccount           2012    74,340,049      1.48 - 2.31     143,143,628
                                 2011    92,495,761      1.23 - 1.92     148,056,485
                                 2010   115,240,903      1.38 - 2.14     206,239,786
                                 2009   130,525,259      1.26 - 1.95     212,149,219

  American Funds Global Small    2013     1,010,185      3.38 - 3.65       3,564,842
     Capitalization Subaccount   2012     1,174,553      2.68 - 2.89       3,283,267
                                 2011     1,623,025      2.32 - 2.48       3,907,280
                                 2010     2,635,611      2.92 - 3.11       7,972,844
                                 2009     1,997,395      2.43 - 2.58       5,011,389

  American Funds Growth          2013   154,846,650      1.55 - 2.51     325,074,327
     Subaccount                  2012   187,729,621      1.22 - 1.96     309,138,975
                                 2011   226,708,667      1.06 - 1.69     323,137,038
                                 2010   282,002,413      1.14 - 1.80     428,158,662
                                 2009   323,767,342      0.99 - 1.54     421,186,273

  American Funds                 2013   142,763,134      1.49 - 2.21     279,010,804
     Growth-Income Subaccount    2012   174,788,776      1.14 - 1.68     261,008,029
                                 2011   212,465,063      1.00 - 1.46     275,594,046
                                 2010   266,085,972      1.04 - 1.51     358,904,564
                                 2009   305,682,875      0.95 - 1.38     376,941,251



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2013      0.10         1.55 - 2.65         31.27 - 32.72
     Subaccount                  2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89
                                 2009        --         1.55 - 2.65         46.68 - 48.33

  AllianceBernstein Global       2013      0.02         1.65 - 1.90         20.61 - 20.92
     Thematic Growth Subaccount  2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57
                                 2009        --         1.65 - 1.90         50.28 - 50.64

  American Funds Bond            2013      1.60         1.40 - 1.90       (4.00) - (3.52)
     Subaccount                  2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96
                                 2009      4.01         1.40 - 1.90         10.47 - 11.08

  American Funds Global          2013      1.20         0.30 - 2.60         25.86 - 28.79
     Growth Subaccount           2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44
                                 2009      1.43         0.30 - 2.70         38.52 - 41.88

  American Funds Global Small    2013      0.86         1.40 - 1.90         25.87 - 26.50
     Capitalization Subaccount   2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69
                                 2009      0.46         1.40 - 1.90         58.31 - 59.01

  American Funds Growth          2013      0.90         0.30 - 2.70         26.64 - 29.71
     Subaccount                  2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38
                                 2009      0.66         0.30 - 2.70         35.68 - 38.90

  American Funds                 2013      1.29         0.30 - 2.75         29.88 - 33.10
     Growth-Income Subaccount    2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08
                                 2009      1.60         0.30 - 2.75         27.57 - 30.86



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Delaware VIP Small Cap      2013     4,830,286       2.51 - 4.57      15,302,896
     Value Subaccount         2012     5,246,939       1.89 - 3.44      12,614,903
                              2011     5,815,368       1.66 - 3.04      12,653,755
                              2010    10,497,320       1.69 - 3.10      24,258,561
                              2009    11,809,419       1.28 - 2.36      21,004,334

  Dreyfus Socially            2013       398,114       1.50 - 1.87         710,335
     Responsible Growth       2012       429,359       1.15 - 1.41         581,605
     Subaccount               2011       536,060       1.05 - 1.29         663,326
                              2010       480,877       1.08 - 1.30         602,610
                              2009       574,094       0.96 - 1.15         639,903

  DWS I Capital Growth        2013     5,704,548       1.53 - 1.97      10,652,439
     Subaccount               2012     7,339,612       1.17 - 1.49      10,389,318
                              2011     8,491,921       1.04 - 1.31      10,582,962
                              2010     7,420,886       1.12 - 1.40       9,928,161
                              2009     8,917,378       0.99 - 1.22      10,469,508

  DWS II Global Growth VIP    2013     1,412,587       1.37 - 2.02       2,639,079
     Subaccount               2012     1,766,415       1.16 - 1.69       2,776,163
                              2011     2,219,665       1.00 - 1.45       3,026,970
                              2010     2,895,029       1.21 - 1.72       4,734,517
                              2009     3,417,264       1.09 - 1.55       5,030,435

  DWS II Government & Agency  2013     2,830,693       1.12 - 1.26       3,417,259
     Securities Subaccount    2012     4,017,203       1.19 - 1.32       5,114,710
                              2011     5,140,392       1.19 - 1.31       6,487,438
                              2010     4,693,342       1.14 - 1.24       5,647,349
                              2009     5,472,346       1.10 - 1.18       6,311,542

  DWS II Small Mid Cap Value  2013     3,103,273       1.69 - 2.83       8,094,382
     Subaccount               2012     3,970,007       1.28 - 2.14       7,824,888
                              2011     4,665,637       1.16 - 1.91       8,261,005
                              2010     5,549,304       1.27 - 2.08      10,696,706
                              2009     6,769,158       1.06 - 1.72      10,898,028

  Fidelity VIP Contrafund     2013   108,680,474       1.60 - 2.59     255,326,876
     Subaccount               2012   123,668,052       1.25 - 2.01     224,167,053
                              2011   141,726,054       1.09 - 1.77     223,715,085
                              2010   160,809,148       1.15 - 1.85     264,096,436
                              2009   181,273,642       1.00 - 1.61     257,127,712

  Fidelity VIP Dynamic        2013     1,197,666       1.51 - 2.59       2,445,391
     Capital Appreciation     2012     1,416,012       1.11 - 1.88       2,129,562
     Subaccount               2011     1,629,814       0.92 - 1.54       2,068,621
                              2010     1,800,348       0.96 - 1.59       2,381,228
                              2009     2,259,227       0.82 - 1.35       2,578,968

  Fidelity VIP Equity-Income  2013    63,687,670       1.56 - 4.32     261,131,881
     Subaccount               2012    69,667,292       1.22 - 3.41     224,230,879
                              2011    78,077,952       1.06 - 2.94     213,824,134
                              2010    87,497,260       1.07 - 2.95     237,379,610
                              2009   108,541,676       0.95 - 2.60     240,102,941



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Delaware VIP Small Cap      2013      0.72         0.30 - 1.30         31.78 - 33.11
     Value Subaccount         2012      0.59         0.30 - 1.30         12.43 - 13.56
                              2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                              2010      0.66         0.30 - 2.60         28.92 - 31.90
                              2009      1.02         0.30 - 2.60         28.40 - 31.49

  Dreyfus Socially            2013      1.03         1.55 - 2.65         30.49 - 31.94
     Responsible Growth       2012      0.63         1.55 - 2.65           8.76 - 9.97
     Subaccount               2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                              2010      0.73         1.55 - 2.65         11.51 - 12.77
                              2009      0.64         1.55 - 2.65         29.92 - 31.39

  DWS I Capital Growth        2013      0.99         1.55 - 2.65         30.69 - 32.13
     Subaccount               2012      0.54         1.55 - 2.65         12.57 - 13.83
                              2011      0.36         1.55 - 2.65       (7.23) - (6.23)
                              2010      0.58         1.55 - 2.65         13.26 - 14.61
                              2009      1.08         1.55 - 2.65         23.17 - 24.54

  DWS II Global Growth VIP    2013      1.00         1.55 - 2.65         18.45 - 19.75
     Subaccount               2012      1.06         1.55 - 2.65         15.05 - 16.33
                              2011      0.24         1.55 - 2.65     (16.91) - (15.95)
                              2010      0.62         1.55 - 2.65         10.27 - 11.51
                              2009      1.26         1.55 - 2.65         39.48 - 41.06

  DWS II Government & Agency  2013      2.71         1.55 - 2.65       (5.78) - (4.74)
     Securities Subaccount    2012      3.52         1.55 - 2.65         (0.21) - 0.90
                              2011      3.81         1.55 - 2.65           4.39 - 5.49
                              2010      4.40         1.55 - 2.65           3.45 - 4.56
                              2009      4.70         1.55 - 2.65           4.95 - 6.09

  DWS II Small Mid Cap Value  2013      0.83         1.55 - 2.65         31.18 - 32.63
     Subaccount               2012      0.81         1.55 - 2.65         10.40 - 11.63
                              2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                              2010      0.93         1.55 - 2.65         19.45 - 20.78
                              2009      1.69         1.55 - 2.65         25.92 - 27.35

  Fidelity VIP Contrafund     2013      0.84         0.30 - 2.65         27.53 - 30.56
     Subaccount               2012      1.10         0.30 - 2.65         13.09 - 15.79
                              2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                              2010      1.01         0.30 - 2.70         13.91 - 16.63
                              2009      1.23         0.30 - 2.70         31.90 - 35.08

  Fidelity VIP Dynamic        2013      0.12         0.30 - 2.50         34.84 - 37.84
     Capital Appreciation     2012      0.53         0.30 - 2.50         19.22 - 21.88
     Subaccount               2011        --         0.30 - 2.50       (5.15) - (3.02)
                              2010      0.23         0.30 - 2.50         15.01 - 17.63
                              2009      0.02         0.30 - 2.50         32.49 - 35.41

  Fidelity VIP Equity-Income  2013      2.47         0.30 - 1.90         25.42 - 27.76
     Subaccount               2012      3.06         0.30 - 1.90         14.84 - 16.95
                              2011      2.43         0.30 - 1.90         (1.18) - 0.67
                              2010      1.75         0.30 - 1.90         12.67 - 14.86
                              2009      2.34         0.30 - 1.90         27.47 - 29.73



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  Fidelity VIP High Income          2013     7,872,590      1.77 - 3.12      24,369,719
     Subaccount                     2012     8,865,709      1.69 - 2.98      26,193,581
                                    2011     9,899,875      1.50 - 2.64      25,924,805
                                    2010    11,343,721      1.46 - 2.57      28,813,104
                                    2009    14,725,421      1.25 - 2.29      31,480,724

  Fidelity VIP Mid Cap              2013   101,839,154      1.80 - 3.51     312,221,233
     Subaccount                     2012   114,724,500      1.36 - 2.62     262,317,915
                                    2011   131,855,567      1.20 - 2.32     267,439,944
                                    2010   150,237,224      1.38 - 2.65     346,905,399
                                    2009   163,964,353      1.10 - 2.10     298,753,019

  FTVIPT Franklin Income            2013    17,033,712      1.45 - 6.01      36,879,662
     Securities Subaccount          2012    20,017,657      1.30 - 5.35      38,617,121
                                    2011    22,928,793      1.18 - 4.81      38,466,998
                                    2010    29,222,902      1.18 - 4.77      48,715,164
                                    2009    30,320,651      1.08 - 4.29      41,814,022

  FTVIPT Franklin Rising            2013    12,034,304      1.59 - 2.16      24,118,817
     Dividends Securities           2012    12,855,504      1.26 - 1.69      20,237,493
     Subaccount                     2011    15,551,161      1.14 - 1.54      22,145,063
                                    2010    16,928,302      1.06 - 1.47      23,199,262
                                    2009    18,663,538      0.90 - 1.24      21,564,888

  FTVIPT Franklin Small-Mid         2013    18,344,786      1.37 - 2.53      36,768,267
     Cap Growth Securities          2012    21,757,192      1.01 - 1.87      32,196,686
     Subaccount                     2011    25,729,063      0.93 - 1.71      34,957,797
                                    2010    31,824,896      0.99 - 1.83      46,170,327
                                    2009    38,242,323      0.79 - 1.46      44,113,405

  FTVIPT Mutual Shares              2013    14,194,716      1.71 - 1.93      25,274,641
     Securities Subaccount          2012    18,783,084      1.36 - 1.52      26,504,729
                                    2011    26,399,650      1.22 - 1.35      33,103,285
                                    2010    36,409,020      1.25 - 1.39      46,886,371
                                    2009    42,535,689      1.15 - 1.26      50,121,663

  FTVIPT Templeton Developing       2013    11,016,768      1.80 - 2.99      23,212,625
     Markets Securities Subaccount  2012    12,276,465      1.85 - 3.06      26,436,064
                                    2011    13,337,044      1.67 - 2.74      25,681,955
                                    2010    14,717,477      2.02 - 3.30      34,095,115
                                    2009    15,673,026      1.75 - 2.85      31,239,521

  FTVIPT Templeton Foreign          2013    49,602,475      1.39 - 2.50      96,258,675
     Securities Subaccount          2012    59,299,810      1.16 - 2.07      95,361,211
                                    2011    69,167,489      1.01 - 1.78      95,843,960
                                    2010    84,974,211      1.16 - 2.03     133,825,834
                                    2009    97,704,725      1.10 - 1.90     144,240,071

  Invesco V.I. American             2013     7,517,858      0.96 - 2.23      11,927,336
     Franchise Subaccount           2012     8,990,506      0.70 - 1.61      10,492,961
                                    2011    10,789,832      0.63 - 1.44      11,358,588
                                    2010    12,335,955      0.68 - 1.55      15,074,925
                                    2009    15,018,782      0.58 - 1.31      15,653,524



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity VIP High Income          2013      5.60         0.95 - 1.30           4.58 - 4.95
     Subaccount                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                    2011      6.54         0.60 - 1.30           2.66 - 3.40
                                    2010      7.21         0.30 - 1.30         12.36 - 13.42
                                    2009      8.11         0.30 - 1.30         42.09 - 43.51

  Fidelity VIP Mid Cap              2013      0.27         0.30 - 2.65         32.32 - 35.46
     Subaccount                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                    2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                    2010      0.12         0.30 - 2.70         25.11 - 28.14
                                    2009      0.47         0.30 - 2.70         36.02 - 39.41

  FTVIPT Franklin Income            2013      6.44         1.30 - 2.60         11.02 - 12.47
     Securities Subaccount          2012      6.43         1.30 - 2.60          9.75 - 11.19
                                    2011      5.99         1.30 - 2.70         (0.34) - 1.02
                                    2010      6.39         1.30 - 2.70          9.65 - 11.21
                                    2009      8.12         1.30 - 2.70         31.95 - 33.84

  FTVIPT Franklin Rising            2013      1.56         1.50 - 2.65         26.30 - 27.76
     Dividends Securities           2012      1.62         1.50 - 2.65          9.02 - 10.29
     Subaccount                     2011      1.52         1.50 - 2.65           3.20 - 4.38
                                    2010      1.60         1.50 - 2.65         17.54 - 18.83
                                    2009      1.47         1.50 - 2.65         14.27 - 15.66

  FTVIPT Franklin Small-Mid         2013        --         1.25 - 2.75         34.41 - 36.44
     Cap Growth Securities          2012        --         1.25 - 2.75           7.83 - 9.47
     Subaccount                     2011        --         1.25 - 2.75       (7.35) - (5.96)
                                    2010        --         1.25 - 2.75         24.11 - 26.04
                                    2009        --         1.25 - 2.75         39.60 - 41.80

  FTVIPT Mutual Shares              2013      2.04         1.40 - 1.90         25.85 - 26.48
     Securities Subaccount          2012      1.96         1.40 - 1.90         12.08 - 12.65
                                    2011      2.15         1.40 - 1.90       (2.96) - (2.45)
                                    2010      1.53         1.40 - 1.90           9.15 - 9.65
                                    2009      1.91         1.40 - 1.90         23.60 - 24.29

  FTVIPT Templeton Developing       2013      1.98         0.30 - 1.80       (2.69) - (1.22)
     Markets Securities Subaccount  2012      1.40         0.30 - 1.80         11.13 - 12.82
                                    2011      0.98         0.30 - 1.80     (17.32) - (16.11)
                                    2010      1.60         0.30 - 1.80         15.47 - 17.21
                                    2009      4.01         0.30 - 1.80         69.58 - 72.16

  FTVIPT Templeton Foreign          2013      2.37         0.30 - 2.70         19.70 - 22.60
     Securities Subaccount          2012      3.01         0.30 - 2.70         15.07 - 17.88
                                    2011      1.72         0.30 - 2.70     (13.04) - (10.86)
                                    2010      1.91         0.30 - 2.75           5.44 - 8.03
                                    2009      3.43         0.30 - 2.75         33.29 - 36.64

  Invesco V.I. American             2013      0.29         1.40 - 2.60         36.21 - 38.19
     Franchise Subaccount           2012        --         1.40 - 2.60         10.47 - 12.14
                                    2011        --         1.40 - 2.60       (8.78) - (7.47)
                                    2010        --         1.40 - 2.60         16.48 - 18.19
                                    2009      0.02         1.40 - 2.60          0.00 - 63.84



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  Invesco V.I. Comstock           2013     5,818,437       0.98 - 2.07       8,281,585
     Subaccount                   2012     7,161,636       0.73 - 1.55       7,826,903
     (Commenced 5/2/2011)         2011     8,566,782       0.63 - 1.32       8,042,543

  Invesco V.I. Diversified        2013       983,199       1.33 - 1.64       1,508,707
     Dividend Subaccount          2012     1,166,210       1.04 - 1.28       1,404,646
                                  2011     1,477,262       0.91 - 1.10       1,552,411
                                  2010     1,892,620       0.93 - 1.12       2,026,368
                                  2009     2,297,823       0.86 - 1.03       2,276,427

  Invesco V.I. Equity and Income  2013    38,518,228       1.96 - 2.07      77,591,291
     Subaccount                   2012    49,170,292       1.60 - 1.68      80,615,587
                                  2011    70,089,823       1.45 - 1.52     103,925,502
                                  2010    95,244,297       1.50 - 1.56     145,446,901
                                  2009   106,877,677       1.36 - 1.41     148,131,048

  Invesco V.I. Government         2013    10,276,593       1.03 - 1.54      12,461,122
     Securities Subaccount        2012    13,042,147       1.09 - 1.60      16,856,929
     (Commenced 5/2/2011)         2011    16,254,323       1.10 - 1.59      20,877,260

  Invesco V.I. Growth and Income  2013    45,375,601       1.45 - 2.50      87,371,135
     Subaccount                   2012    56,626,334       1.11 - 1.89      83,706,619
                                  2011    72,432,015       0.99 - 1.67      95,293,683
                                  2010    95,521,755       1.03 - 1.73     130,864,665
                                  2009   114,335,077       0.94 - 1.56     141,710,332

  Invesco V.I. S&P 500 Index      2013     1,651,321       1.44 - 1.82       2,775,395
     Subaccount                   2012     2,132,423       1.12 - 1.40       2,789,479
                                  2011     2,706,272       0.99 - 1.23       3,145,074
                                  2010     6,211,524       1.00 - 1.24       7,379,716
                                  2009     6,684,139       0.89 - 1.10       7,067,118

  Invesco V.I. Utilities          2013       918,646       1.51 - 2.21       1,919,717
     Subaccount                   2012     1,026,009       1.40 - 2.03       1,966,140
                                  2011     1,250,696       1.39 - 1.99       2,366,759
                                  2010     1,414,907       1.22 - 1.73       2,340,520
                                  2009     1,703,060       1.18 - 1.65       2,716,233

  Janus Aspen Enterprise          2013    10,596,566       0.89 - 3.17      14,258,782
     Subaccount                   2012    13,439,690       0.69 - 2.44      13,564,824
                                  2011    15,657,254       0.60 - 2.13      13,553,349
                                  2010    20,137,778       0.62 - 2.20      17,466,737
                                  2009    24,776,585       0.50 - 1.79      17,035,938

  Janus Aspen Global Research     2013       798,297       1.08 - 1.71       1,151,374
     Subaccount                   2012       821,059       0.86 - 1.34         920,807
                                  2011       865,137       0.72 - 1.12         797,166
                                  2010     1,013,409       0.85 - 1.31       1,072,638
                                  2009     1,215,231       0.75 - 1.13       1,081,304



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Comstock           2013      1.58         1.40 - 2.60         32.49 - 34.08
     Subaccount                   2012      1.69         1.40 - 2.60         16.16 - 17.57
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified        2013      1.98         1.60 - 2.50         27.54 - 28.69
     Dividend Subaccount          2012      1.77         1.60 - 2.50         15.43 - 16.48
                                  2011      1.48         1.60 - 2.50       (2.58) - (1.70)
                                  2010      1.54         1.60 - 2.50           7.49 - 8.45
                                  2009      1.75         1.60 - 2.50         20.90 - 22.06

  Invesco V.I. Equity and Income  2013      1.45         1.40 - 1.90         22.54 - 23.15
     Subaccount                   2012      1.68         1.40 - 1.90         10.26 - 10.82
                                  2011      1.86         1.40 - 1.90       (3.14) - (2.70)
                                  2010      1.99         1.40 - 1.90          9.90 - 10.50
                                  2009      2.80         1.40 - 1.90         20.19 - 20.74

  Invesco V.I. Government         2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     Securities Subaccount        2012      2.85         1.40 - 2.60         (0.42) - 1.04
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Growth and Income  2013      1.24         1.40 - 2.60         30.34 - 32.22
     Subaccount                   2012      1.27         1.40 - 2.60         11.40 - 13.03
                                  2011      0.99         1.40 - 2.60       (4.70) - (3.41)
                                  2010      0.11         1.40 - 2.60          9.24 - 10.97
                                  2009      3.64         1.40 - 2.60         21.02 - 22.66

  Invesco V.I. S&P 500 Index      2013      1.79         1.55 - 2.60         28.18 - 29.53
     Subaccount                   2012      1.71         1.55 - 2.60         12.54 - 13.73
                                  2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                  2010      1.68         1.55 - 2.60         11.62 - 12.79
                                  2009      2.54         1.55 - 2.60         22.77 - 24.19

  Invesco V.I. Utilities          2013      3.02         1.55 - 2.65           7.86 - 9.05
     Subaccount                   2012      3.17         1.55 - 2.65           0.88 - 2.00
                                  2011      3.25         1.55 - 2.65         13.43 - 14.67
                                  2010      3.67         1.55 - 2.65           3.53 - 4.66
                                  2009      4.58         1.55 - 2.65         11.86 - 13.13

  Janus Aspen Enterprise          2013      0.36         0.30 - 2.60         28.65 - 31.64
     Subaccount                   2012        --         0.30 - 2.60         13.97 - 16.64
                                  2011        --         0.30 - 2.60       (4.17) - (1.97)
                                  2010        --         0.30 - 2.60         22.28 - 25.15
                                  2009        --         0.30 - 2.60         40.68 - 44.00

  Janus Aspen Global Research     2013      1.09         0.30 - 1.30         26.42 - 27.69
     Subaccount                   2012      0.79         0.30 - 1.30         18.30 - 19.50
                                  2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                  2010      0.50         0.30 - 1.30         14.04 - 15.17
                                  2009      1.30         0.30 - 1.30         35.75 - 36.96



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  Janus Aspen Overseas            2013    28,081,395      1.30 - 3.09      53,057,257
     Subaccount                   2012    32,661,250      1.16 - 2.77      54,579,707
                                  2011    35,812,624      1.04 - 2.50      53,633,655
                                  2010    40,655,745      1.57 - 3.78      91,389,889
                                  2009    43,929,512      1.28 - 3.09      79,311,843

  LMPVET ClearBridge Variable     2013   230,124,058      1.62 - 2.75     443,416,713
     Aggressive Growth            2012   276,489,134      1.11 - 1.86     366,326,724
     Subaccount                   2011   346,829,648      0.95 - 1.60     392,842,683
                                  2010   443,390,285      0.94 - 1.59     497,935,929
                                  2009   532,331,659      0.76 - 1.32     486,236,715

  LMPVET ClearBridge Variable     2013   189,813,243      1.34 - 4.33     343,551,744
     All Cap Value Subaccount     2012   230,712,859      1.04 - 3.32     321,709,882
                                  2011   289,032,086      0.93 - 2.92     354,783,689
                                  2010   360,564,870      1.02 - 3.15     478,128,074
                                  2009   428,072,804      0.90 - 2.73     494,512,064

  LMPVET ClearBridge Variable     2013   171,514,828      1.61 - 2.45     327,510,422
     Appreciation Subaccount      2012   209,159,554      0.79 - 1.91     312,282,413
                                  2011   264,460,402      1.13 - 1.67     345,221,069
                                  2010   340,812,870      1.12 - 1.65     439,981,790
                                  2009   397,735,990      1.01 - 1.49     463,631,605

  LMPVET ClearBridge Variable     2013    78,389,764      1.28 - 2.13     125,813,040
     Equity Income Subaccount     2012    94,929,719      1.04 - 1.74     123,812,547
                                  2011   116,486,691      0.93 - 1.56     135,638,200
                                  2010   117,810,538      0.90 - 1.36     130,583,106
                                  2009   135,980,347      0.82 - 1.22     137,170,481

  LMPVET ClearBridge Variable     2013    59,527,149      1.44 - 2.67     108,269,810
     Large Cap Growth Subaccount  2012    72,914,920      1.07 - 1.95      98,033,854
                                  2011    87,976,409      0.90 - 1.63      99,836,845
                                  2010   107,663,025      0.92 - 1.65     124,995,190
                                  2009   128,748,339      0.86 - 1.51     137,942,475

  LMPVET ClearBridge Variable     2013    76,780,219      1.46 - 2.84     143,905,517
     Large Cap Value Subaccount   2012    91,023,321      1.14 - 2.16     131,281,736
                                  2011   106,825,703      1.00 - 1.86     134,081,143
                                  2010   129,276,662      0.98 - 1.79     156,733,252
                                  2009   153,410,278      0.92 - 1.64     172,680,085

  LMPVET ClearBridge Variable     2013    18,761,175      1.92 - 2.69      42,887,469
     Mid Cap Core Subaccount      2012    22,961,433      1.41 - 1.99      38,808,174
                                  2011    29,141,332      1.22 - 1.71      42,401,069
                                  2010    39,617,087      1.29 - 1.82      61,152,307
                                  2009    49,070,208      1.08 - 1.51      62,841,873

  LMPVET ClearBridge Variable     2013    28,785,296      1.96 - 3.67      74,135,000
     Small Cap Growth Subaccount  2012    31,622,684      1.36 - 2.54      56,626,804
                                  2011    38,530,720      1.17 - 2.17      59,480,568
                                  2010    46,003,583      1.18 - 2.18      71,509,944
                                  2009    54,202,034      0.96 - 1.77      68,494,048



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Janus Aspen Overseas            2013      3.06         1.25 - 2.50         11.46 - 12.86
     Subaccount                   2012      0.61         1.25 - 2.50         10.37 - 11.77
                                  2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                  2010      0.54         1.25 - 2.50         21.93 - 23.50
                                  2009      0.42         1.25 - 2.50         74.67 - 76.85

  LMPVET ClearBridge Variable     2013      0.25         0.30 - 2.65         43.52 - 47.34
     Aggressive Growth            2012      0.38         0.30 - 2.65         15.34 - 18.37
     Subaccount                   2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                  2010      0.13         0.30 - 2.70         21.43 - 24.70
                                  2009        --         0.30 - 2.70         30.76 - 34.11

  LMPVET ClearBridge Variable     2013      1.31         0.30 - 2.75         28.58 - 31.77
     All Cap Value Subaccount     2012      1.57         0.30 - 2.75         11.84 - 14.63
                                  2011      1.24         0.30 - 2.75       (8.77) - (6.50)
                                  2010      1.65         0.30 - 2.75         13.48 - 16.32
                                  2009      1.33         0.30 - 2.75         25.84 - 28.91

  LMPVET ClearBridge Variable     2013      1.15         0.30 - 2.70         26.54 - 29.61
     Appreciation Subaccount      2012      1.49         0.30 - 2.70          0.00 - 15.60
                                  2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                  2010      1.52         0.60 - 2.70          9.69 - 11.88
                                  2009      2.10         0.60 - 2.70         18.86 - 21.39

  LMPVET ClearBridge Variable     2013      1.50         0.30 - 2.70         22.34 - 25.56
     Equity Income Subaccount     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                  2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                  2010      3.70         0.30 - 2.70          9.14 - 11.90
                                  2009      3.17         0.30 - 2.70         19.33 - 22.53

  LMPVET ClearBridge Variable     2013      0.49         0.30 - 2.70         34.19 - 37.44
     Large Cap Growth Subaccount  2012      0.65         0.30 - 2.70         17.13 - 19.99
                                  2011      0.42         0.30 - 2.70       (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70           6.90 - 9.54
                                  2009      0.27         0.30 - 2.70         38.57 - 42.03

  LMPVET ClearBridge Variable     2013      1.57         0.30 - 2.70         28.85 - 31.97
     Large Cap Value Subaccount   2012      2.19         0.30 - 2.70         13.39 - 16.15
                                  2011      2.13         0.30 - 2.70           2.14 - 4.63
                                  2010      2.92         0.30 - 2.70           6.61 - 9.13
                                  2009      1.90         0.30 - 2.70         21.21 - 24.09

  LMPVET ClearBridge Variable     2013      0.13         1.30 - 2.70         33.71 - 35.59
     Mid Cap Core Subaccount      2012      0.81         1.30 - 2.70         14.74 - 16.37
                                  2011        --         1.30 - 2.70       (6.52) - (5.18)
                                  2010        --         1.30 - 2.70         19.30 - 20.96
                                  2009      0.46         1.30 - 2.70         32.43 - 34.18

  LMPVET ClearBridge Variable     2013      0.05         0.30 - 2.60         43.28 - 46.61
     Small Cap Growth Subaccount  2012      0.33         0.30 - 2.60         16.35 - 19.07
                                  2011        --         0.30 - 2.60         (1.24) - 1.10
                                  2010        --         0.30 - 2.75         21.75 - 24.79
                                  2009        --         0.30 - 2.75         38.93 - 42.35



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET Investment Counsel      2013    17,650,098       1.20 - 3.98      44,216,482
     Variable Social Awareness   2012    19,935,151       1.03 - 3.39      41,969,589
     Subaccount                  2011    23,310,011       0.94 - 3.10      43,793,657
                                 2010    28,992,998       0.95 - 3.14      53,105,312
                                 2009    35,265,807       0.86 - 2.84      55,656,183

  LMPVET Variable Lifestyle      2013    37,872,131       1.62 - 2.22      67,949,518
     Allocation 50% Subaccount   2012    44,938,353       1.43 - 1.95      70,946,364
                                 2011    54,802,370       1.29 - 1.74      77,471,705
                                 2010    69,091,278       1.30 - 1.74      97,750,305
                                 2009    82,791,698       1.16 - 1.54     104,008,687

  LMPVET Variable Lifestyle      2013    25,062,174       1.57 - 2.02      41,240,143
     Allocation 70% Subaccount   2012    29,657,743       1.31 - 1.68      40,633,478
                                 2011    35,895,323       1.17 - 1.48      43,491,060
                                 2010    44,663,513       1.20 - 1.51      55,155,290
                                 2009    52,457,087       1.06 - 1.33      57,089,042

  LMPVET Variable Lifestyle      2013    16,420,256       1.53 - 2.05      26,611,146
     Allocation 85% Subaccount   2012    19,365,531       1.23 - 1.64      25,137,447
                                 2011    24,183,514       1.08 - 1.43      27,425,036
                                 2010    28,603,564       1.13 - 1.49      33,646,055
                                 2009    33,143,582       1.00 - 1.30      34,156,185

  LMPVIT Western Asset           2013     4,982,108       1.45 - 2.40       9,465,032
     Variable Global High Yield  2012     5,919,632       1.40 - 2.29      10,968,395
     Bond Subaccount             2011     7,281,992       1.21 - 1.96      11,544,768
                                 2010     8,965,094       1.22 - 1.95      14,183,211
                                 2009    10,569,292       1.08 - 1.72      14,895,212

  LMPVIT Western Asset           2013    44,750,902       1.65 - 2.96      94,954,012
     Variable High Income        2012    54,128,179       1.54 - 2.75     106,932,282
     Subaccount                  2011    66,903,303       1.33 - 2.36     113,968,018
                                 2010    85,709,100       1.32 - 2.33     144,770,864
                                 2009   102,925,900       1.16 - 2.02     151,238,219

  MIST American Funds            2013     2,980,777       1.26 - 1.33       3,871,348
     Balanced Allocation         2012     2,190,157       1.07 - 1.13       2,431,852
     Subaccount                  2011     1,843,499       0.96 - 0.99       1,813,962
                                 2010     2,241,816       0.99 - 1.02       2,255,436
                                 2009     1,066,350       0.90 - 0.91         966,059

  MIST American Funds Growth     2013     2,729,186       1.26 - 1.33       3,542,062
     Allocation Subaccount       2012     1,922,890       1.02 - 1.07       2,020,923
                                 2011     1,580,396       0.89 - 0.92       1,437,020
                                 2010     2,314,410       0.94 - 0.97       2,214,066
                                 2009       860,371       0.84 - 0.86         733,008

  MIST American Funds            2013     2,143,767       1.23 - 1.30       2,718,823
     Moderate Allocation         2012     1,804,687       1.10 - 1.15       2,034,082
     Subaccount                  2011     1,316,789       1.01 - 1.04       1,349,864
                                 2010     1,184,260       1.02 - 1.04       1,220,961
                                 2009       664,781       0.94 - 0.95         628,194



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET Investment Counsel      2013      0.84         0.30 - 2.50        15.78 - 18.35
     Variable Social Awareness   2012      1.43         0.30 - 2.50         7.97 - 10.38
     Subaccount                  2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87
                                 2009      1.52         0.30 - 2.50        19.84 - 22.47

  LMPVET Variable Lifestyle      2013      1.96         1.17 - 1.90        13.16 - 13.99
     Allocation 50% Subaccount   2012      2.54         1.17 - 1.90        10.96 - 11.77
                                 2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                 2010      2.91         1.17 - 1.90        12.26 - 13.04
                                 2009      4.97         1.17 - 1.90        29.82 - 30.79

  LMPVET Variable Lifestyle      2013      1.51         1.17 - 1.90        19.53 - 20.40
     Allocation 70% Subaccount   2012      2.31         1.17 - 1.90        12.43 - 13.26
                                 2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                 2010      2.03         1.17 - 1.90        12.81 - 13.70
                                 2009      3.47         1.17 - 1.90        30.47 - 31.36

  LMPVET Variable Lifestyle      2013      1.60         1.17 - 1.90        24.12 - 25.03
     Allocation 85% Subaccount   2012      1.69         1.17 - 1.90        13.70 - 14.53
                                 2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                 2010      1.57         1.17 - 1.90        13.47 - 14.32
                                 2009      2.32         1.17 - 1.90        30.07 - 30.95

  LMPVIT Western Asset           2013      5.42         1.40 - 2.60          3.54 - 4.79
     Variable Global High Yield  2012      6.91         1.40 - 2.60        15.28 - 16.67
     Bond Subaccount             2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                 2010      8.24         1.40 - 2.60        12.05 - 13.34
                                 2009     10.68         1.40 - 2.60        51.46 - 53.38

  LMPVIT Western Asset           2013      6.79         0.30 - 2.60          6.41 - 8.88
     Variable High Income        2012      7.85         0.30 - 2.60        14.84 - 17.52
     Subaccount                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                 2010      9.24         0.30 - 2.70        13.47 - 16.27
                                 2009     11.51         0.30 - 2.70        55.73 - 59.42

  MIST American Funds            2013      1.30         0.30 - 1.30        17.00 - 18.18
     Balanced Allocation         2012      1.61         0.30 - 1.30        12.06 - 13.19
     Subaccount                  2011      1.36         0.30 - 1.30      (3.33) - (2.36)
                                 2010      0.76         0.30 - 1.30        10.71 - 11.86
                                 2009        --         0.30 - 1.30        27.64 - 28.85

  MIST American Funds Growth     2013      0.97         0.30 - 1.30        23.49 - 24.73
     Allocation Subaccount       2012      1.18         0.30 - 1.30        14.65 - 15.81
                                 2011      1.16         0.30 - 1.30      (6.04) - (4.95)
                                 2010      0.55         0.30 - 1.30        12.11 - 13.07
                                 2009        --         0.30 - 1.30        32.18 - 33.70

  MIST American Funds            2013      1.68         0.30 - 1.30        12.05 - 13.18
     Moderate Allocation         2012      1.88         0.30 - 1.30         9.40 - 10.51
     Subaccount                  2011      1.52         0.30 - 1.30      (1.08) - (0.10)
                                 2010      1.32         0.30 - 1.30          8.54 - 9.55
                                 2009        --         0.30 - 1.30        21.85 - 22.97



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST BlackRock High Yield    2013    45,512,194      1.41 - 9.60     123,385,092
     Subaccount                2012    53,791,302      1.33 - 8.84     132,794,550
                               2011    62,492,572      1.17 - 7.66     132,699,654
                               2010    72,671,332      1.18 - 7.56     150,232,781
                               2009    52,060,128      1.10 - 6.58     105,877,776

  MIST BlackRock Large Cap     2013    33,795,286      1.15 - 2.10      50,072,685
     Core Subaccount           2012    38,383,679      0.87 - 1.59      42,749,505
                               2011    46,368,859      0.78 - 1.43      46,041,512
                               2010    54,907,593      0.79 - 1.45      54,941,051
                               2009    63,249,054      0.71 - 1.31      56,574,643

  MIST Clarion Global Real     2013    60,592,799      0.98 - 2.67      69,115,555
     Estate Subaccount         2012    68,080,621      0.97 - 2.62      76,052,564
                               2011    77,408,843      0.79 - 2.11      69,888,004
                               2010    89,036,157      0.85 - 2.26      86,851,730
                               2009    98,568,292      0.75 - 1.98      84,648,075

  MIST ClearBridge Aggressive  2013     5,674,029      0.97 - 1.49       5,944,351
     Growth Subaccount         2012     4,186,645      0.68 - 2.10       3,075,258
                               2011     4,640,959      0.59 - 0.87       2,996,585
                               2010       243,732      0.76 - 0.84         194,775
                               2009       206,409      0.63 - 0.68         138,656

  MIST ClearBridge Aggressive  2013    87,129,434     1.04 - 10.97     576,670,353
     Growth II Subaccount      2012    99,435,525      0.82 - 8.61     503,756,143
                               2011   112,073,709      0.68 - 7.09     460,047,500
                               2010   130,954,529      0.74 - 7.75     563,298,004
                               2009   178,453,861      0.69 - 7.16     617,906,720

  MIST Harris Oakmark          2013    39,139,950      1.56 - 2.84      83,400,611
     International Subaccount  2012    42,865,772      1.21 - 2.40      70,442,950
                               2011    49,035,319      0.95 - 1.85      63,201,065
                               2010    59,047,438      1.13 - 2.05      89,505,876
                               2009    65,954,572      0.99 - 1.79      86,620,909

  MIST Invesco Comstock        2013    84,372,068      1.36 - 2.43     159,177,699
     Subaccount                2012   105,506,703      1.03 - 1.81     150,180,851
                               2011   137,929,311      0.90 - 1.54     168,446,892
                               2010   178,757,353      0.93 - 1.57     225,341,481
                               2009   212,159,391      0.83 - 1.37     237,036,843

  MIST Invesco Mid Cap Value   2013    41,645,975      1.24 - 2.61      61,479,507
     Subaccount                2012    49,340,187      0.98 - 2.04      57,094,364
                               2011    48,643,274      0.88 - 1.30      45,537,282
                               2010    59,583,746      0.93 - 1.35      59,037,980
                               2009    70,579,098      0.77 - 1.08      56,795,766

  MIST Invesco Small Cap       2013     6,603,009      1.71 - 3.09      15,149,420
     Growth Subaccount         2012     6,837,358      1.25 - 2.24      11,541,386
                               2011     8,619,870      1.08 - 1.92      12,577,822
                               2010     8,936,088      1.12 - 1.97      13,490,846
                               2009     7,370,837      0.91 - 1.17       8,271,522



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST BlackRock High Yield    2013      6.90         0.19 - 2.75           6.37 - 9.56
     Subaccount                2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88
                               2009      5.75         0.19 - 2.65         42.84 - 46.92

  MIST BlackRock Large Cap     2013      1.29         0.30 - 2.75         30.53 - 33.77
     Core Subaccount           2012      1.09         0.30 - 2.75         10.41 - 13.16
                               2011      1.01         0.30 - 2.75       (2.48) - (0.08)
                               2010      1.24         0.30 - 2.75          9.44 - 12.18
                               2009      1.44         0.30 - 2.75         15.99 - 18.86

  MIST Clarion Global Real     2013      7.21         0.30 - 2.65           0.89 - 3.45
     Estate Subaccount         2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96
                               2009      3.61         0.30 - 2.75         31.31 - 34.81

  MIST ClearBridge Aggressive  2013      0.21         0.30 - 2.60         42.03 - 45.33
     Growth Subaccount         2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43
                               2009        --         0.30 - 1.30         31.30 - 32.62

  MIST ClearBridge Aggressive  2013      0.78         0.30 - 2.60         25.80 - 28.73
     Growth II Subaccount      2012      0.44         0.30 - 2.60         19.67 - 22.47
                               2011      1.83         0.30 - 2.60       (9.72) - (7.57)
                               2010      1.83         0.30 - 2.75           6.69 - 9.36
                               2009        --         0.30 - 2.75         39.33 - 42.78

  MIST Harris Oakmark          2013      2.71         0.30 - 2.70         27.32 - 30.41
     International Subaccount  2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31
                               2009      8.30         0.30 - 2.70         51.28 - 55.03

  MIST Invesco Comstock        2013      1.13         0.30 - 2.75         31.72 - 34.99
     Subaccount                2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51
                               2009      0.01         0.30 - 2.75         23.19 - 31.15

  MIST Invesco Mid Cap Value   2013      0.78         0.30 - 2.70         26.84 - 29.91
     Subaccount                2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23
                               2009      2.21         0.30 - 2.70         23.15 - 26.08

  MIST Invesco Small Cap       2013      0.37         0.30 - 2.60         36.58 - 40.11
     Growth Subaccount         2012        --         0.30 - 2.60         15.18 - 18.15
                               2011        --         0.30 - 2.70       (3.66) - (1.17)
                               2010        --         0.30 - 2.70         16.36 - 26.09
                               2009        --         0.30 - 2.70         30.71 - 33.87



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST JPMorgan Small Cap      2013     7,275,439      1.55 - 2.04      13,918,317
     Value Subaccount          2012     8,174,785      1.18 - 1.88      11,901,829
                               2011     9,341,233      1.03 - 1.62      11,958,752
                               2010    11,051,153      1.16 - 1.53      15,942,525
                               2009    11,126,251      0.98 - 1.30      13,676,299

  MIST Loomis Sayles Global    2013    23,910,152      2.24 - 6.82     160,979,990
     Markets Subaccount        2012    26,809,216      1.94 - 5.88     155,638,699
                               2011    30,124,440      1.69 - 5.08     150,849,568
                               2010    33,062,109      1.74 - 5.21     169,859,208
                               2009    43,268,117      1.44 - 4.31     166,789,133

  MIST Lord Abbett Bond        2013    21,694,542      1.66 - 2.79      45,642,592
     Debenture Subaccount      2012    26,255,396      1.57 - 2.59      52,064,863
                               2011    32,502,638      1.40 - 2.30      57,917,544
                               2010    40,480,659      1.37 - 2.22      69,771,604
                               2009    45,437,764      1.25 - 1.98      70,758,842

  MIST Met/Eaton Vance         2013     4,616,505      1.07 - 1.10       5,050,875
     Floating Rate Subaccount  2012     2,309,179      1.05 - 1.08       2,477,277
     (Commenced 5/3/2010)      2011     1,214,850      1.01 - 1.02       1,239,402
                               2010       711,474      1.01 - 1.02         725,074

  MIST MetLife Aggressive      2013    49,145,768      1.17 - 2.17      66,836,972
     Strategy Subaccount       2012    51,476,410      0.93 - 1.72      54,584,808
     (Commenced 5/2/2011)      2011    54,062,263      0.81 - 1.51      49,596,505

  MIST MetLife Balanced        2013    15,873,847      1.38 - 1.53      23,257,414
     Strategy Subaccount       2012    17,469,564      1.11 - 1.30      21,873,632
     (Commenced 5/4/2009)      2011    19,472,712      1.00 - 1.16      21,835,599
                               2010    21,057,825      1.05 - 1.20      24,508,815
                               2009    23,223,388      0.94 - 1.07      24,265,282

  MIST MetLife Growth          2013    11,890,132      1.37 - 1.65      18,719,194
     Strategy Subaccount       2012    15,063,300      1.12 - 1.33      19,264,875
     (Commenced 5/4/2009)      2011    16,695,645      0.99 - 1.17      18,833,183
                               2010    18,635,211      1.06 - 1.23      22,297,948
                               2009    22,113,186      0.94 - 1.08      23,350,459

  MIST MetLife Moderate        2013     9,647,176      1.30 - 1.51      13,886,949
     Strategy Subaccount       2012    11,059,027      1.16 - 1.34      14,233,564
     (Commenced 5/4/2009)      2011    12,096,560      1.06 - 1.21      14,146,314
                               2010    13,603,309      1.09 - 1.23      16,268,189
                               2009    13,266,871      1.00 - 1.11      14,418,041

  MIST MFS Emerging Markets    2013    23,618,677      1.30 - 3.42      58,259,362
     Equity Subaccount         2012    27,471,452      1.41 - 3.61      72,730,901
                               2011    32,814,639      1.22 - 3.09      74,236,005
                               2010    40,055,591      1.54 - 3.88     113,623,154
                               2009    45,575,766      1.28 - 3.20     106,330,059



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST JPMorgan Small Cap      2013      0.70         0.30 - 2.60         29.83 - 32.85
     Value Subaccount          2012      0.86         0.00 - 2.60         12.67 - 15.66
                               2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                               2010      0.88         0.30 - 2.70         16.33 - 19.24
                               2009      0.92         0.30 - 2.70         25.72 - 28.66

  MIST Loomis Sayles Global    2013      2.61         0.60 - 1.65         15.43 - 16.64
     Markets Subaccount        2012      2.54         0.60 - 1.65         15.31 - 16.53
                               2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                               2010      3.48         0.30 - 1.65         20.39 - 22.05
                               2009      2.44         0.30 - 1.65         38.65 - 40.52

  MIST Lord Abbett Bond        2013      7.02         0.30 - 2.50           5.50 - 7.84
     Debenture Subaccount      2012      7.58         0.30 - 2.50         10.38 - 12.85
                               2011      6.33         0.30 - 2.65           2.07 - 4.56
                               2010      6.51         0.30 - 2.65         10.20 - 12.86
                               2009      7.78         0.30 - 2.65         33.50 - 36.72

  MIST Met/Eaton Vance         2013      4.00         1.70 - 2.60           1.17 - 2.09
     Floating Rate Subaccount  2012      2.13         1.70 - 2.60           4.56 - 5.51
     (Commenced 5/3/2010)      2011      1.64         1.70 - 2.60         (0.59) - 0.29
                               2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Aggressive      2013      0.75         0.30 - 2.55         26.25 - 29.12
     Strategy Subaccount       2012      0.64         0.30 - 2.55         13.79 - 16.39
     (Commenced 5/2/2011)      2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Balanced        2013      2.01         1.55 - 2.65         16.30 - 17.58
     Strategy Subaccount       2012      2.16         1.55 - 2.65         10.94 - 12.17
     (Commenced 5/4/2009)      2011      1.59         1.55 - 2.65       (4.22) - (3.18)
                               2010      2.15         1.55 - 2.65         10.62 - 11.78
                               2009        --         1.55 - 2.65         22.33 - 23.27

  MIST MetLife Growth          2013      1.59         1.55 - 2.55         22.75 - 23.98
     Strategy Subaccount       2012      1.65         1.55 - 2.55         12.79 - 13.93
     (Commenced 5/4/2009)      2011      1.52         1.55 - 2.55       (6.32) - (5.36)
                               2010      1.78         1.55 - 2.55         12.60 - 13.67
                               2009        --         1.55 - 2.55         26.14 - 27.11

  MIST MetLife Moderate        2013      2.42         1.55 - 2.55         11.35 - 12.47
     Strategy Subaccount       2012      2.63         1.55 - 2.55          9.55 - 10.66
     (Commenced 5/4/2009)      2011      1.72         1.55 - 2.55       (2.66) - (1.62)
                               2010      2.50         1.55 - 2.55          9.64 - 10.60
                               2009        --         1.55 - 2.55         20.11 - 20.98

  MIST MFS Emerging Markets    2013      1.22         0.30 - 2.70       (7.51) - (5.08)
     Equity Subaccount         2012      0.88         0.30 - 2.70         15.71 - 18.74
                               2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                               2010      1.14         0.30 - 2.75         20.34 - 23.67
                               2009      1.85         0.30 - 2.75         64.38 - 68.59



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST MFS Research             2013    53,996,698      1.29 - 2.31      92,815,172
     International Subaccount   2012    64,389,120      1.11 - 1.98      94,306,211
                                2011    77,589,499      0.98 - 1.72      99,020,711
                                2010    48,036,599      1.13 - 1.98      71,851,431
                                2009    57,249,025      1.04 - 1.81      77,964,871

  MIST Morgan Stanley Mid Cap   2013     6,809,955      1.30 - 3.58      14,243,583
     Growth Subaccount          2012     8,161,498      0.95 - 2.62      12,071,251
                                2011     9,246,133      0.89 - 2.43      12,904,996
                                2010    11,758,200      0.97 - 2.66      18,023,005
                                2009    15,136,307      0.75 - 2.05      17,892,218

  MIST Oppenheimer Global       2013   284,367,464      1.15 - 2.49     395,783,735
     Equity Subaccount          2012   280,274,259      1.01 - 1.99     316,647,038
                                2011   319,487,588      0.85 - 1.68     301,581,617
                                2010   355,293,700      0.96 - 1.86     371,423,984
                                2009   410,567,773      0.85 - 1.59     374,398,305

  MIST PIMCO Inflation          2013    56,428,155      1.18 - 1.50      76,820,088
     Protected Bond Subaccount  2012    76,954,212      1.33 - 1.67     117,364,047
                                2011    81,257,553      1.25 - 1.55     115,644,635
                                2010    84,809,882      1.15 - 1.41     110,311,164
                                2009    85,594,721      1.09 - 1.32     104,939,462

  MIST PIMCO Total Return       2013   187,162,730      1.30 - 2.01     296,027,272
     Subaccount                 2012   230,205,457      1.36 - 2.07     377,907,353
                                2011   260,102,976      1.28 - 1.90     397,228,650
                                2010   285,034,968      1.28 - 1.85     430,615,868
                                2009   309,041,939      1.21 - 1.72     437,011,528

  MIST Pioneer Fund Subaccount  2013    31,467,249      1.16 - 2.63      62,232,308
                                2012    37,349,570      0.89 - 2.00      56,439,683
                                2011    43,521,716      0.83 - 1.83      60,273,626
                                2010    30,744,777      0.89 - 1.94      48,832,317
                                2009    35,071,315      0.78 - 1.69      48,615,076

  MIST Pioneer Strategic        2013    95,838,544      1.36 - 3.02     175,717,234
     Income Subaccount          2012   117,013,589      1.38 - 3.01     213,840,794
                                2011   134,759,531      1.28 - 2.72     224,047,122
                                2010   163,592,465      1.28 - 2.66     266,557,264
                                2009   167,562,465      1.17 - 2.40     249,602,835

  MIST Pyramis Managed          2013           127            10.80           1,369
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013    90,079,084             1.42     128,281,207
     ETF Subaccount             2012    96,610,845             1.28     123,361,227
                                2011   102,294,878             1.15     117,213,928
                                2010   110,185,544             1.15     126,498,036
                                2009   118,121,815             1.04     122,341,279



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2013      2.61         0.30 - 2.65         16.14 - 18.90
     International Subaccount   2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02
                                2009      3.25         0.30 - 2.65         28.09 - 31.20

  MIST Morgan Stanley Mid Cap   2013      0.75         0.30 - 2.60         35.46 - 38.61
     Growth Subaccount          2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65
                                2009      0.01         0.30 - 2.60         53.24 - 56.78

  MIST Oppenheimer Global       2013      1.84         0.30 - 2.70         14.60 - 26.73
     Equity Subaccount          2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53
                                2009      2.51         0.30 - 2.70         36.04 - 40.00

  MIST PIMCO Inflation          2013      2.53         0.30 - 2.75      (11.60) - (9.25)
     Protected Bond Subaccount  2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67
                                2009      3.81         0.30 - 2.75         14.94 - 18.00

  MIST PIMCO Total Return       2013      4.35         0.30 - 2.75       (4.58) - (2.21)
     Subaccount                 2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89
                                2009      0.57         0.30 - 2.70         10.87 - 16.13

  MIST Pioneer Fund Subaccount  2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84
                                2009      1.01         0.30 - 2.60         20.72 - 26.30

  MIST Pioneer Strategic        2013      5.15         0.30 - 2.85         (1.44) - 1.24
     Income Subaccount          2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80
                                2009      4.51         0.30 - 2.75         22.59 - 32.67

  MIST Pyramis Managed          2013      0.85                0.80                  5.68
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013      2.51                1.25                 11.53
     ETF Subaccount             2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81
                                2009      2.14                1.25                 23.33



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  MIST SSgA Growth ETF         2013   115,766,294             1.41    163,090,332      2.10                1.25                16.61
     Subaccount                2012   123,165,362             1.21    148,804,069      1.94                1.25                13.60
                               2011   133,087,707             1.06    141,546,856      1.62                1.25               (3.27)
                               2010   142,607,091             1.10    156,916,020      1.53                1.25                12.70
                               2009   151,971,206             0.98    148,328,139      1.93                1.25                27.42

  MIST T. Rowe Price Large     2013    93,678,767      1.22 - 6.66    129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
     Cap Value Subaccount      2012   109,882,316      0.94 - 5.81    116,086,753      1.45         0.30 - 2.70        14.82 - 17.62
                               2011   128,584,761      0.82 - 4.97    117,195,273      0.65         0.30 - 2.70      (6.61) - (4.26)
                               2010   153,267,618      0.88 - 5.23    148,207,202      1.06         0.30 - 2.70        13.90 - 16.69
                               2009   178,302,083      0.77 - 4.00    149,934,901      2.27         0.30 - 2.70        15.27 - 18.02

  MIST T. Rowe Price Mid Cap   2013     1,441,274      1.31 - 2.39      2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
     Growth Subaccount         2012     2,028,845      0.99 - 1.77      2,812,261        --         1.55 - 2.65        10.69 - 11.93
                               2011     2,874,302      0.89 - 1.59      3,490,853        --         1.55 - 2.65      (4.25) - (3.18)
                               2010     2,637,941      0.93 - 1.64      3,627,883        --         1.55 - 2.65        24.40 - 25.73
                               2009     2,174,650      0.76 - 1.30      2,536,266        --         1.55 - 2.65        29.50 - 43.23

  MIST Third Avenue Small Cap  2013    74,099,811      1.24 - 3.37    139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
     Value Subaccount          2012    87,597,110      0.96 - 2.58    124,998,359        --         0.30 - 2.70        14.83 - 17.63
                               2011   102,729,374      0.84 - 2.22    125,154,359      1.07         0.30 - 2.70     (16.37) - (9.27)
                               2010   118,085,929      0.95 - 1.91    155,522,778      1.21         0.30 - 2.70        16.75 - 19.59
                               2009   135,415,681      0.81 - 1.62    149,634,615      1.19         0.30 - 2.70        23.10 - 26.11

  Morgan Stanley Multi Cap     2013       499,433      2.11 - 2.66      1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
     Growth Subaccount         2012       634,940      1.41 - 1.80      1,052,964        --         1.60 - 2.50         9.31 - 10.31
                               2011       683,491      1.29 - 1.63      1,037,271        --         1.60 - 2.60      (9.30) - (8.48)
                               2010       877,893      1.40 - 1.78      1,463,366        --         1.60 - 2.60        24.13 - 25.44
                               2009       921,618      1.13 - 1.42      1,228,624      0.12         1.60 - 2.60        66.53 - 68.13

  MSF Barclays Aggregate Bond  2013    35,381,978      1.31 - 2.47     80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
     Index Subaccount          2012    40,275,965      1.36 - 2.56     95,180,911      3.74         0.30 - 1.30          2.55 - 3.59
                               2011    45,268,185      1.31 - 2.49    103,893,632      3.57         0.30 - 1.40          5.99 - 7.17
                               2010    51,647,712      1.24 - 2.35    111,235,771      3.84         0.30 - 1.40          4.57 - 5.75
                               2009    62,894,452      1.18 - 2.24    124,909,151      6.40         0.30 - 1.40          3.69 - 4.85

  MSF BlackRock Bond Income    2013   133,280,506      1.06 - 2.11    185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
     Subaccount                2012   159,459,776      1.10 - 2.15    227,477,835      2.66         0.30 - 2.75          4.46 - 7.22
                               2011   185,391,674      1.06 - 2.03    250,881,660      3.98         0.30 - 2.75          3.53 - 6.25
                               2010   225,736,980      1.02 - 1.93    291,924,540      3.97         0.30 - 2.75          5.26 - 8.01
                               2009   254,242,025      0.97 - 1.81    310,155,879      6.84         0.30 - 2.75          5.70 - 9.11

  MSF BlackRock Capital        2013   137,072,166      0.94 - 4.54    218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
     Appreciation Subaccount   2012   165,758,971      0.71 - 3.42    197,078,248      0.31         0.30 - 2.65        11.23 - 14.03
                               2011   197,272,481      0.63 - 3.03    206,180,160      0.19         0.30 - 2.70     (11.49) - (9.26)
                               2010   232,943,584      0.71 - 3.37    268,487,543      0.24         0.30 - 2.75        16.47 - 19.49
                               2009   278,436,667      0.60 - 2.85    269,927,201        --         0.30 - 2.75        28.38 - 30.51

  MSF BlackRock Diversified    2013    87,559,708      1.34 - 3.34    265,542,357      2.48         0.30 - 2.65        17.13 - 20.23
     Subaccount                2012    95,084,218      1.14 - 2.80    241,918,758      2.29         0.30 - 2.65         9.16 - 12.04
                               2011   105,534,840      1.05 - 2.53    241,546,529      2.45         0.30 - 2.65          0.87 - 3.44
                               2010   118,061,128      1.04 - 2.46    263,504,413      1.96         0.30 - 2.65          6.47 - 9.35
                               2009   141,009,077      0.97 - 5.48    281,893,639      2.89         0.30 - 2.65        13.92 - 18.94



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Large Cap         2013     9,446,977      1.19 - 1.84      15,413,317
     Value Subaccount             2012    11,585,791      0.93 - 1.40      14,563,747
                                  2011    13,528,382      0.83 - 1.24      15,175,781
                                  2010    15,747,692      0.84 - 1.21      17,609,264
                                  2009    18,388,146      0.79 - 1.12      19,257,470

  MSF BlackRock Money Market      2013   272,484,145      0.89 - 2.37     306,076,669
     Subaccount                   2012   305,952,973      0.92 - 2.41     338,263,961
                                  2011   355,598,094      0.94 - 1.81     396,781,383
                                  2010   390,620,368      0.97 - 1.84     442,249,891
                                  2009   292,409,144      1.00 - 1.87     335,600,209

  MSF Davis Venture Value         2013    65,547,224      1.24 - 2.10     109,181,322
     Subaccount                   2012    81,093,170      0.94 - 1.61     103,067,131
                                  2011    96,387,852      0.85 - 1.46     110,626,783
                                  2010    39,290,500      0.90 - 1.34      46,053,005
                                  2009    46,272,413      0.82 - 1.22      49,036,833

  MSF Frontier Mid Cap Growth     2013    69,033,438      0.81 - 2.23      93,792,080
     Subaccount                   2012    80,896,694      0.62 - 1.71      83,365,935
                                  2011    95,805,405      0.57 - 1.57      90,389,497
                                  2010   116,770,017      0.60 - 1.66     114,976,088
                                  2009   136,340,583      0.53 - 1.46     118,461,145

  MSF Jennison Growth             2013   306,377,182      0.82 - 2.27     377,320,708
     Subaccount                   2012   347,786,347      0.61 - 1.68     317,110,813
                                  2011    60,489,570      0.53 - 1.48      43,819,251
                                  2010    76,713,717      0.54 - 1.50      56,595,399
                                  2009    92,196,381      0.49 - 1.37      61,763,702

  MSF Loomis Sayles Small Cap     2013       205,325      4.36 - 5.21       1,019,553
     Core Subaccount              2012       324,926      3.18 - 3.77       1,156,434
     (Commenced 5/4/2009)         2011       421,875      2.86 - 3.35       1,346,982
                                  2010       192,214      2.93 - 3.40         628,433
                                  2009       123,912      2.40 - 2.72         325,388

  MSF Met/Artisan Mid Cap         2013       672,017      3.15 - 3.40       2,205,749
     Value Subaccount             2012       727,228      2.36 - 2.52       1,786,794
     (Commenced 5/3/2010)         2011       918,844      2.16 - 2.29       2,053,497
                                  2010     1,029,255      2.07 - 2.18       2,194,400

  MSF Met/Dimensional             2013       479,292      1.97 - 2.05         969,532
     International Small Company  2012       512,674      1.58 - 1.64         828,694
     Subaccount                   2011        82,833      1.38 - 1.41         115,816
     (Commenced 5/4/2009)         2010        63,743      1.68 - 1.71         108,458
                                  2009        53,278      1.41 - 1.42          75,431

  MSF MetLife Conservative        2013    27,300,301      1.21 - 1.46      35,985,163
     Allocation Subaccount        2012    33,750,786      1.19 - 1.41      43,181,333
                                  2011    31,816,365      1.12 - 1.29      37,895,228
                                  2010    32,850,961      1.11 - 1.26      38,552,233
                                  2009    30,329,127      1.04 - 1.14      32,861,250



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Large Cap         2013      1.21         0.30 - 2.65         28.30 - 31.35
     Value Subaccount             2012      1.44         0.30 - 2.65         10.97 - 13.63
                                  2011      0.93         0.30 - 2.65         (0.64) - 1.81
                                  2010      0.86         0.30 - 2.65           6.10 - 8.59
                                  2009      1.36         0.30 - 2.65          8.19 - 10.69

  MSF BlackRock Money Market      2013        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55
                                  2009      0.45         0.30 - 2.75         (2.34) - 0.09

  MSF Davis Venture Value         2013      1.27         0.30 - 2.65         29.87 - 33.30
     Subaccount                   2012      0.69         0.30 - 2.65          9.66 - 12.52
                                  2011      0.48         0.30 - 2.70      (12.22) - (4.37)
                                  2010      0.99         0.30 - 2.75          8.80 - 11.64
                                  2009      1.55         0.30 - 2.75         28.12 - 31.64

  MSF Frontier Mid Cap Growth     2013      1.18         0.30 - 2.70         18.97 - 32.23
     Subaccount                   2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83
                                  2009      0.07         0.30 - 2.70         45.36 - 48.77

  MSF Jennison Growth             2013      0.39         0.30 - 2.60         33.22 - 36.59
     Subaccount                   2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94
                                  2009      0.04         0.30 - 2.60         36.00 - 39.13

  MSF Loomis Sayles Small Cap     2013      0.25         1.70 - 2.60         37.08 - 38.31
     Core Subaccount              2012        --         1.70 - 2.60         11.32 - 12.33
     (Commenced 5/4/2009)         2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06
                                  2009        --         1.70 - 2.50         26.14 - 26.77

  MSF Met/Artisan Mid Cap         2013      0.80         1.40 - 2.10         33.67 - 34.61
     Value Subaccount             2012      0.81         1.40 - 2.10          9.25 - 10.02
     (Commenced 5/3/2010)         2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2013      1.77         1.70 - 2.50         24.45 - 25.45
     International Small Company  2012      0.49         1.70 - 2.50         14.98 - 15.91
     Subaccount                   2011      1.88         1.70 - 2.50     (18.35) - (17.63)
     (Commenced 5/4/2009)         2010      1.23         1.70 - 2.50         19.60 - 20.55
                                  2009        --         1.70 - 2.50         38.45 - 39.18

  MSF MetLife Conservative        2013      2.99         0.30 - 2.70           1.51 - 3.97
     Allocation Subaccount        2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70
                                  2009      3.10         0.30 - 2.70         17.38 - 20.17



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Conservative to  2013    63,017,183      1.23 - 1.49     85,938,160
     Moderate Allocation       2012    69,601,690      1.13 - 1.35     86,810,589
     Subaccount                2011    75,138,747      1.05 - 1.22     85,251,503
                               2010    81,246,395      1.06 - 1.21     92,534,789
                               2009    86,062,934      0.98 - 1.09     89,073,057

  MSF MetLife Mid Cap Stock    2013     8,357,897     1.68 - 29.03     14,115,032
     Index Subaccount          2012     6,983,172             1.28      8,935,310
                               2011     6,867,767             1.10      7,567,180
                               2010     6,949,687             1.14      7,903,300
                               2009     6,859,089             0.91      6,254,414

  MSF MetLife Moderate         2013   325,210,824      1.21 - 1.51    449,109,725
     Allocation Subaccount     2012   342,679,345      1.06 - 1.72    406,247,240
                               2011   365,836,158      0.96 - 1.13    387,765,148
                               2010   393,118,303      1.00 - 1.15    427,765,478
                               2009   422,006,805      0.91 - 1.02    411,199,938

  MSF MetLife Moderate to      2013   281,259,764      1.21 - 1.50    392,110,510
     Aggressive Allocation     2012   301,438,988      1.00 - 1.21    341,958,464
     Subaccount                2011   320,193,265      0.89 - 1.05    318,588,616
                               2010   343,766,439      0.94 - 1.10    359,791,293
                               2009   385,002,457      0.85 - 0.96    356,369,177

  MSF MetLife Stock Index      2013   619,079,605     1.11 - 32.31  1,022,210,401
     Subaccount                2012   746,876,608     0.85 - 24.72    955,635,335
                               2011   660,304,058      0.78 - 3.51    710,740,551
                               2010   752,977,742      0.79 - 2.08    807,958,649
                               2009   956,309,555      0.70 - 1.82    894,068,941

  MSF MFS Total Return         2013   214,758,429      1.13 - 3.69    467,083,516
     Subaccount                2012   252,752,393      0.97 - 3.15    465,580,415
                               2011   300,786,307      0.90 - 2.86    499,287,986
                               2010   365,263,272      0.90 - 2.83    594,788,580
                               2009   424,517,109      0.85 - 2.61    636,362,549

  MSF MFS Value Subaccount     2013    76,198,106      1.18 - 2.39    152,814,296
                               2012    42,193,599      1.17 - 1.80     64,099,072
                               2011    48,193,344      1.11 - 1.58     63,956,024
                               2010    55,157,576      1.12 - 1.60     73,901,755
                               2009    58,644,242      1.02 - 1.47     71,463,612

  MSF MSCI EAFE Index          2013    29,240,272      1.09 - 2.63     66,367,832
     Subaccount                2012    31,591,933      0.91 - 2.18     59,212,775
                               2011    35,199,957      0.78 - 1.87     56,199,006
                               2010    39,250,929      0.91 - 2.16     72,320,627
                               2009    48,947,939      0.85 - 2.03     81,732,457

  MSF Neuberger Berman         2013    35,991,632      1.25 - 3.65     82,899,600
     Genesis Subaccount        2012        70,294      1.58 - 1.77        118,604
     (Commenced 5/2/2011)      2011        12,539      1.57 - 1.64         20,005



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Conservative to  2013      2.54         0.30 - 2.65          8.02 - 10.59
     Moderate Allocation       2012      2.94         0.30 - 2.65          8.53 - 11.13
     Subaccount                2011      2.07         0.30 - 2.65         (1.60) - 0.75
                               2010      3.47         0.30 - 2.65          8.59 - 11.14
                               2009      3.32         0.30 - 2.50         20.61 - 23.27

  MSF MetLife Mid Cap Stock    2013      1.09         0.30 - 1.25         16.63 - 31.49
     Index Subaccount          2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67
                               2009      1.77                1.25                 35.31

  MSF MetLife Moderate         2013      1.95         0.30 - 2.75         14.78 - 17.63
     Allocation Subaccount     2012      2.31         0.00 - 2.75         10.15 - 13.24
                               2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                               2010      2.63         0.30 - 2.75         10.02 - 12.81
                               2009      3.02         0.30 - 2.75         23.17 - 26.14

  MSF MetLife Moderate to      2013      1.46         0.30 - 2.60         21.12 - 23.94
     Aggressive Allocation     2012      1.91         0.30 - 2.60         12.41 - 15.04
     Subaccount                2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39
                               2009      2.58         0.30 - 2.65         25.71 - 28.72

  MSF MetLife Stock Index      2013      1.86         0.28 - 3.50         27.37 - 31.65
     Subaccount                2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51
                               2009      1.48         0.28 - 3.50         22.80 - 28.15

  MSF MFS Total Return         2013      2.45         0.30 - 2.75         15.48 - 18.40
     Subaccount                2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55
                               2009      4.24         0.30 - 2.75         15.10 - 18.01

  MSF MFS Value Subaccount     2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16
                               2009        --         0.30 - 2.70         17.51 - 20.39

  MSF MSCI EAFE Index          2013      3.06         0.30 - 1.60         19.93 - 21.50
     Subaccount                2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83
                               2009      4.32         0.30 - 1.60         26.52 - 28.27

  MSF Neuberger Berman         2013        --         0.30 - 2.65         24.17 - 35.86
     Genesis Subaccount        2012      0.12         1.70 - 2.60           6.92 - 7.89
     (Commenced 5/2/2011)      2011        --         1.70 - 2.10       (7.49) - (7.23)



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2013    31,268,599      1.96 - 4.45     123,574,772
     Subaccount                  2012    33,654,928      1.43 - 3.25      96,816,463
                                 2011    37,289,119      1.25 - 2.83      93,301,295
                                 2010    41,489,141      1.33 - 2.99     109,316,701
                                 2009    52,166,793      1.06 - 2.38     102,896,929

  MSF T. Rowe Price Large Cap    2013    32,411,409      1.43 - 2.60      54,003,653
     Growth Subaccount           2012    32,201,056      1.12 - 1.88      38,929,294
                                 2011    37,121,993      0.97 - 1.59      38,361,890
                                 2010    45,753,740      1.01 - 1.61      48,700,718
                                 2009    53,594,235      0.89 - 1.39      49,610,845

  MSF T. Rowe Price Small Cap    2013    55,991,286      1.62 - 3.32     125,245,594
     Growth Subaccount           2012    62,635,996      1.15 - 2.32      98,474,574
                                 2011    71,061,468      1.02 - 2.01      97,794,789
                                 2010    76,912,938      1.03 - 2.00     105,806,004
                                 2009    84,858,983      0.79 - 1.49      87,765,568

  MSF Western Asset              2013    27,649,077      1.19 - 2.91      44,979,001
     Management Strategic Bond   2012    33,573,093      1.21 - 2.91      55,654,805
     Opportunities Subaccount    2011    39,676,652      1.11 - 2.65      59,620,518
                                 2010     3,494,208      2.29 - 2.52       8,424,280
                                 2009     3,762,287      2.06 - 2.27       8,142,474

  MSF Western Asset              2013    73,690,565      1.07 - 2.54     109,839,169
     Management U.S. Government  2012    89,352,294      1.10 - 2.58     134,993,660
     Subaccount                  2011   101,794,264      1.07 - 2.53     148,935,292
                                 2010   125,335,567      1.04 - 2.42     173,254,111
                                 2009   140,576,689      1.00 - 2.31     185,790,047

  Pioneer VCT Disciplined        2013     7,809,700      1.27 - 1.40      10,612,641
     Value Subaccount            2012     9,719,668      1.02 - 1.11      10,469,380
                                 2011    10,856,888      0.94 - 1.02      10,766,616
                                 2010    13,452,820      1.01 - 1.07      14,111,087
                                 2009    14,948,808      0.94 - 1.00      14,626,585

  Pioneer VCT Emerging           2013     4,727,549      1.52 - 2.85      11,823,445
     Markets Subaccount          2012     5,609,487      1.58 - 2.96      14,604,398
                                 2011     6,504,758      1.39 - 2.69      15,409,987
                                 2010     8,376,046      1.86 - 3.58      26,221,434
                                 2009     9,315,020      1.65 - 3.15      25,836,006

  Pioneer VCT Equity Income      2013     8,854,373      1.55 - 2.19      18,092,864
     Subaccount                  2012    11,046,306      1.22 - 1.73      17,874,031
                                 2011    12,775,811      1.13 - 1.60      19,180,928
                                 2010    14,712,580      1.09 - 1.53      21,292,601
                                 2009    16,094,477      0.91 - 1.31      19,818,006

  Pioneer VCT Ibbotson Growth    2013   188,332,773      1.17 - 1.44     252,878,158
     Allocation Subaccount       2012   196,235,811      1.01 - 1.22     226,048,727
                                 2011   206,818,842      0.93 - 1.11     217,767,479
                                 2010   221,599,749      0.99 - 1.16     246,699,062
                                 2009   235,330,904      0.89 - 1.03     233,598,663



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2013      1.55         0.30 - 1.65         36.29 - 38.14
     Subaccount                  2012      1.16         0.30 - 1.65         14.44 - 16.00
                                 2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                                 2010      1.17         0.30 - 1.65         24.90 - 26.48
                                 2009      2.08         0.30 - 1.65         23.86 - 25.64

  MSF T. Rowe Price Large Cap    2013      0.07         0.30 - 2.65         25.92 - 38.35
     Growth Subaccount           2012        --         0.30 - 2.65         15.56 - 18.32
                                 2011        --         0.30 - 2.65       (3.96) - (1.61)
                                 2010      0.07         0.30 - 2.65         13.72 - 16.38
                                 2009      0.34         0.30 - 2.65         39.25 - 42.59

  MSF T. Rowe Price Small Cap    2013      0.14         0.30 - 2.65         40.40 - 43.74
     Growth Subaccount           2012        --         0.30 - 2.65         12.86 - 15.56
                                 2011        --         0.30 - 2.65         (1.18) - 1.10
                                 2010        --         0.30 - 2.65         31.04 - 34.21
                                 2009      0.06         0.30 - 2.65         34.93 - 38.25

  MSF Western Asset              2013      4.97         1.17 - 2.60       (1.76) - (0.08)
     Management Strategic Bond   2012      3.46         1.17 - 2.60          8.42 - 10.19
     Opportunities Subaccount    2011      0.87         1.17 - 2.60           0.69 - 4.89
                                 2010      6.37         1.17 - 1.45         11.08 - 11.45
                                 2009      6.88         1.17 - 1.45         30.34 - 30.64

  MSF Western Asset              2013      2.23         0.15 - 2.45       (3.14) - (0.89)
     Management U.S. Government  2012      2.10         0.15 - 2.45           0.86 - 3.21
     Subaccount                  2011      1.53         0.15 - 2.45           2.95 - 5.33
                                 2010      2.75         0.15 - 2.45           3.23 - 5.63
                                 2009      4.76         0.15 - 2.45           1.78 - 4.15

  Pioneer VCT Disciplined        2013      1.50         1.50 - 2.75         25.11 - 26.68
     Value Subaccount            2012      0.99         1.50 - 2.75           7.58 - 8.94
                                 2011      0.73         1.50 - 2.75       (6.23) - (5.04)
                                 2010      0.59         1.50 - 2.75           6.31 - 7.64
                                 2009      0.78         1.50 - 2.75         12.54 - 14.01

  Pioneer VCT Emerging           2013      0.92         1.50 - 2.75       (4.84) - (3.65)
     Markets Subaccount          2012      0.21         1.50 - 2.75           8.61 - 9.99
                                 2011        --         1.50 - 2.75     (25.68) - (24.74)
                                 2010      0.31         1.50 - 2.75         12.48 - 13.89
                                 2009      0.89         1.50 - 2.75         69.34 - 71.42

  Pioneer VCT Equity Income      2013      2.26         1.50 - 2.60         25.53 - 26.92
     Subaccount                  2012      3.67         1.50 - 2.60           7.13 - 8.32
                                 2011      1.99         1.50 - 2.60           3.05 - 4.17
                                 2010      2.05         1.50 - 2.60         16.21 - 17.49
                                 2009      3.08         1.50 - 2.60         10.96 - 12.19

  Pioneer VCT Ibbotson Growth    2013      1.80         1.50 - 2.90         15.84 - 17.47
     Allocation Subaccount       2012      1.76         1.50 - 2.90          8.67 - 10.21
                                 2011      1.96         1.50 - 2.90       (6.07) - (4.73)
                                 2010      1.91         1.50 - 2.90         11.41 - 13.12
                                 2009      2.51         1.50 - 2.90         28.97 - 30.66



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  Pioneer VCT Ibbotson             2013    88,427,725       1.19 - 1.43     118,420,640
     Moderate Allocation           2012    97,323,359       1.05 - 1.25     114,841,514
     Subaccount                    2011   107,898,072       0.97 - 1.13     116,552,439
                                   2010   119,014,176       1.02 - 1.18     134,202,065
                                   2009   127,523,679       0.92 - 1.05     129,177,322

  Pioneer VCT Mid Cap Value        2013    13,948,854       1.54 - 2.38      29,462,183
     Subaccount                    2012    17,566,894       1.19 - 1.82      28,565,653
                                   2011    21,724,375       1.10 - 1.67      32,437,470
                                   2010    27,106,926       1.21 - 1.80      43,769,962
                                   2009    31,686,148       0.95 - 1.55      43,949,273

  Pioneer VCT Real Estate          2013     4,679,392       1.52 - 2.50      10,515,684
     Shares Subaccount             2012     5,535,016       1.53 - 2.50      12,543,885
                                   2011     6,712,774       1.34 - 2.19      13,366,638
                                   2010     8,080,999       1.24 - 2.03      15,025,737
                                   2009     8,382,574       0.96 - 1.60      12,313,902

  UIF Growth Subaccount            2013     3,897,642       1.35 - 2.81       7,732,651
                                   2012     5,479,096       0.93 - 1.93       7,099,628
                                   2011     6,391,312       0.82 - 1.72       7,349,810
                                   2010     7,852,817       0.86 - 1.81       9,543,702
                                   2009     9,106,525       0.71 - 1.50       9,168,364

  UIF U.S. Real Estate Subaccount  2013     7,127,326       1.49 - 1.56      10,891,729
                                   2012     9,063,057       1.49 - 1.55      13,803,143
                                   2011    11,698,765       1.31 - 1.36      15,642,002
                                   2010    16,338,780       1.26 - 1.30      20,965,294
                                   2009    20,079,803       0.99 - 1.01      20,149,396

  Wells Fargo VT Small Cap         2013     1,429,790       1.73 - 2.70       2,776,008
     Value Subaccount              2012     1,781,119       1.53 - 2.37       3,080,263
                                   2011     2,074,209       1.36 - 2.09       3,218,582
                                   2010     2,391,673       1.48 - 2.27       4,028,620
                                   2009     2,853,960       1.28 - 1.95       4,195,513

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Pioneer VCT Ibbotson             2013      2.31         1.50 - 2.85        12.97 - 14.51
     Moderate Allocation           2012      2.46         1.50 - 2.90          8.38 - 9.92
     Subaccount                    2011      2.52         1.50 - 2.90      (4.91) - (3.49)
                                   2010      2.54         1.50 - 2.90        10.65 - 12.23
                                   2009      3.43         1.50 - 2.90        27.74 - 29.49

  Pioneer VCT Mid Cap Value        2013      0.74         1.40 - 2.75        29.15 - 30.91
     Subaccount                    2012      0.84         1.40 - 2.75          7.80 - 9.28
                                   2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                   2010      0.89         1.40 - 2.75        14.65 - 16.27
                                   2009      1.29         1.40 - 2.75        21.93 - 23.45

  Pioneer VCT Real Estate          2013      2.09         1.50 - 2.65        (1.12) - 0.03
     Shares Subaccount             2012      2.10         1.50 - 2.65        13.04 - 14.35
                                   2011      2.18         1.50 - 2.60          6.90 - 8.11
                                   2010      2.45         1.50 - 2.60        25.25 - 26.68
                                   2009      4.45         1.50 - 2.60        28.17 - 29.57

  UIF Growth Subaccount            2013      0.46         1.40 - 2.50        44.42 - 46.02
                                   2012        --         1.40 - 2.50        11.54 - 12.78
                                   2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                   2010      0.12         1.40 - 2.60        19.72 - 21.27
                                   2009        --         1.40 - 2.60        61.13 - 63.27

  UIF U.S. Real Estate Subaccount  2013      1.09         1.40 - 1.90          0.13 - 0.63
                                   2012      0.85         1.40 - 1.90        13.65 - 14.22
                                   2011      0.84         1.40 - 1.90          3.96 - 4.46
                                   2010      2.17         1.40 - 1.90        27.45 - 28.11
                                   2009      3.29         1.40 - 1.90        25.92 - 26.59

  Wells Fargo VT Small Cap         2013      0.66         0.30 - 1.85        12.65 - 14.41
     Value Subaccount              2012      0.87         0.30 - 1.85        11.90 - 13.65
                                   2011      0.65         0.30 - 1.85      (8.95) - (7.58)
                                   2010      1.51         0.30 - 1.85        15.16 - 16.95
                                   2009      1.23         0.30 - 1.85        57.11 - 59.59

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of the applicable
   Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Stockholders' Equity...................................................   6
 Consolidated Statements of Cash Flows.............................................................   7
 Notes to the Consolidated Financial Statements....................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......   9
     Note 2 -- Segment Information.................................................................  29
     Note 3 -- Dispositions........................................................................  35
     Note 4 -- Insurance...........................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  42
     Note 6 -- Reinsurance.........................................................................  46
     Note 7 -- Investments.........................................................................  53
     Note 8 -- Derivatives.........................................................................  76
     Note 9 -- Fair Value..........................................................................  88
     Note 10 -- Goodwill........................................................................... 114
     Note 11 -- Debt............................................................................... 116
     Note 12 -- Equity............................................................................. 117
     Note 13 -- Other Expenses..................................................................... 122
     Note 14 -- Income Tax......................................................................... 123
     Note 15 -- Contingencies, Commitments and Guarantees.......................................... 126
     Note 16 -- Related Party Transactions......................................................... 130
     Note 17 -- Subsequent Event................................................................... 130
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 131
 Schedule II -- Condensed Financial Information (Parent Company Only).............................. 132
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 136
 Schedule IV -- Consolidated Reinsurance........................................................... 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 28, 2014

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013        2012
                                                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $43,477 and $46,005, respectively)................................................... $    45,252 $    50,968
 Equity securities available-for-sale, at estimated fair value (cost: $397 and $311,
   respectively)........................................................................         418         317
 Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes
   $1,598 and $2,666, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       7,718       9,157
 Policy loans...........................................................................       1,219       1,216
 Real estate and real estate joint ventures.............................................         754         708
 Other limited partnership interests....................................................       2,130       1,848
 Short-term investments, principally at estimated fair value............................       2,107       2,576
 Other invested assets, principally at estimated fair value.............................       2,555       2,970
                                                                                         ----------- -----------
   Total investments....................................................................      62,153      69,760
Cash and cash equivalents, principally at estimated fair value..........................         746         895
Accrued investment income (includes $9 and $13, respectively, relating to variable
  interest entities)....................................................................         542         575
Premiums, reinsurance and other receivables.............................................      20,609      21,927
Deferred policy acquisition costs and value of business acquired........................       4,730       3,746
Current income tax recoverable..........................................................         192         135
Goodwill................................................................................         493         559
Other assets............................................................................         794         826
Separate account assets.................................................................      97,780      86,114
                                                                                         ----------- -----------
   Total assets......................................................................... $   188,039 $   184,537
                                                                                         =========== ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits.................................................................. $    27,991 $    27,583
Policyholder account balances...........................................................      33,453      36,976
Other policy-related balances...........................................................       3,164       3,138
Payables for collateral under securities loaned and other transactions..................       6,451       8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value,
  relating to variable interest entities)...............................................       2,251       3,350
Deferred income tax liability...........................................................       1,385       1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest
  entities).............................................................................       6,776       6,547
Separate account liabilities............................................................      97,780      86,114
                                                                                         ----------- -----------
   Total liabilities....................................................................     179,251     173,977
                                                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317
  shares issued and outstanding at December 31, 2013 and 2012...........................          86          86
Additional paid-in capital..............................................................       6,737       6,718
Retained earnings.......................................................................       1,076       1,356
Accumulated other comprehensive income (loss)...........................................         889       2,400
                                                                                         ----------- -----------
   Total stockholders' equity...........................................................       8,788      10,560
                                                                                         ----------- -----------
   Total liabilities and stockholders' equity........................................... $   188,039 $   184,537
                                                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Revenues
Premiums............................................................. $     606 $   1,261 $   1,828
Universal life and investment-type product policy fees...............     2,336     2,261     1,956
Net investment income................................................     2,852     2,952     3,074
Other revenues.......................................................       592       511       508
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (9)      (52)      (42)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................      (11)         3       (5)
 Other net investment gains (losses).................................       102       201        82
                                                                      --------- --------- ---------
   Total net investment gains (losses)...............................        82       152        35
 Net derivative gains (losses).......................................   (1,052)     1,003     1,096
                                                                      --------- --------- ---------
     Total revenues..................................................     5,416     8,140     8,497
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................     1,707     2,389     2,660
Interest credited to policyholder account balances...................     1,037     1,147     1,189
Goodwill impairment..................................................        66       394        --
Other expenses.......................................................     1,659     2,720     2,981
                                                                      --------- --------- ---------
     Total expenses..................................................     4,469     6,650     6,830
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       947     1,490     1,667
Provision for income tax expense (benefit)...........................       227       372       493
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013       2012      2011
                                                                      ----------- --------- ---------
Net income (loss).................................................... $       720 $   1,126 $   1,174
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (2,094)       850     2,074
 Unrealized gains (losses) on derivatives............................       (204)         4       347
 Foreign currency translation adjustments............................          28        88      (16)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), before income tax.................     (2,270)       942     2,405
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         759     (313)     (851)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), net of income tax.................     (1,511)       629     1,554
                                                                      ----------- --------- ---------
Comprehensive income (loss).......................................... $     (791) $   1,755 $   2,728
                                                                      =========== ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                                Net                          Foreign
                                    Additional               Unrealized      Other-Than-    Currency         Total
                             Common  Paid-in    Retained     Investment       Temporary    Translation   Stockholders'
                             Stock   Capital    Earnings   Gains (Losses)    Impairments   Adjustments      Equity
                             ------ ---------- ----------- --------------    -----------   -----------   -------------
Balance at December 31,
  2010 (1).................. $   86 $   6,719  $       424  $       393      $     (51)     $   (125)     $     7,446
Dividend paid to MetLife....                         (517)                                                      (517)
Capital contribution........                1                                                                       1
Return of capital (Note 12).             (47)                                                                    (47)
Net income (loss)...........                         1,174                                                      1,174
Other comprehensive income
  (loss), net of income tax.                                      1,591            (23)          (14)           1,554
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2011     86     6,673        1,081        1,984            (74)         (139)           9,611
Dividend of subsidiary
  (Note 3)..................                         (347)                                                      (347)
Dividend paid to MetLife....                         (504)                                                      (504)
Capital contribution........               45                                                                      45
Net income (loss)...........                         1,126                                                      1,126
Other comprehensive income
  (loss), net of income
  tax (2)...................                                        503              36            90             629
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2012     86     6,718        1,356        2,487            (38)          (49)          10,560
Dividend paid to MetLife....                       (1,000)                                                    (1,000)
Capital contribution........               19                                                                      19
Net income (loss)...........                           720                                                        720
Other comprehensive income
  (loss), net of income tax.                                    (1,549)              12            26         (1,511)
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2013 $   86 $   6,737  $     1,076  $       938      $     (26)     $    (23)     $     8,788
                             ====== =========  ===========  ===========      ==========     =========     ===========

--------
(1)Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
(2)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                           2013        2012        2011
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $       720 $     1,126 $     1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................          33          31          37
  Amortization of premiums and accretion of discounts associated with investments, net.       (167)       (168)       (152)
  (Gains) losses on investments and derivatives and from sales of businesses, net......       1,108     (1,043)     (1,160)
  (Income) loss from equity method investments, net of dividends or distributions......        (78)        (42)        (23)
  Interest credited to policyholder account balances...................................       1,037       1,147       1,189
  Universal life and investment-type product policy fees...............................     (2,336)     (2,261)     (1,956)
  Goodwill impairment..................................................................          66         394          --
  Change in fair value option securities...............................................          --       (602)     (1,483)
  Change in accrued investment income..................................................          77          66          51
  Change in premiums, reinsurance and other receivables................................     (1,355)     (1,197)     (1,202)
  Change in deferred policy acquisition costs and value of business acquired, net......       (553)         182       (207)
  Change in income tax.................................................................         213         630         537
  Change in other assets...............................................................       1,836       1,499       1,386
  Change in insurance-related liabilities and policy-related balances..................       1,144       1,863       1,958
  Change in other liabilities..........................................................         847         804         406
  Other, net...........................................................................         141          53          67
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       2,733       2,482         622
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      18,718      14,394      17,348
   Equity securities...................................................................          67          50         168
   Mortgage loans......................................................................       2,292       1,447         993
   Real estate and real estate joint ventures..........................................         104          72          26
   Other limited partnership interests.................................................         153         223         256
  Purchases of:
   Fixed maturity securities...........................................................    (15,841)    (15,706)    (17,127)
   Equity securities...................................................................       (133)        (58)        (27)
   Mortgage loans......................................................................       (882)       (807)     (1,357)
   Real estate and real estate joint ventures..........................................       (201)       (225)        (72)
   Other limited partnership interests.................................................       (363)       (341)       (378)
  Cash received in connection with freestanding derivatives............................         111         414         397
  Cash paid in connection with freestanding derivatives................................       (720)       (335)       (478)
  Dividend of subsidiary...............................................................          --        (53)          --
  Issuances of loans to affiliates.....................................................       (500)          --       (430)
  Net change in policy loans...........................................................         (3)        (13)        (13)
  Net change in short-term investments.................................................         471       (155)     (1,347)
  Net change in other invested assets..................................................        (47)        (54)        (12)
  Other, net...........................................................................           3          --           1
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $     3,229 $   (1,147) $   (2,052)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                              2013        2012        2011
                                                                                           ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................... $    13,770 $    14,785 $    20,496
   Withdrawals............................................................................    (15,899)    (15,493)    (19,404)
  Net change in payables for collateral under securities loaned and other transactions....     (1,948)         320        (24)
  Long-term debt repaid...................................................................     (1,009)       (482)       (385)
  Financing element on certain derivative instruments.....................................        (29)         180         129
  Return of capital.......................................................................          --          --        (47)
  Dividends on common stock...............................................................     (1,000)       (504)       (517)
                                                                                           ----------- ----------- -----------
Net cash provided by (used in) financing activities.......................................     (6,115)     (1,194)         248
                                                                                           ----------- ----------- -----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.           4           9         (1)
                                                                                           ----------- ----------- -----------
Change in cash and cash equivalents.......................................................       (149)         150     (1,183)
Cash and cash equivalents, beginning of year..............................................         895         745       1,928
                                                                                           ----------- ----------- -----------
Cash and cash equivalents, end of year.................................................... $       746 $       895 $       745
                                                                                           =========== =========== ===========
Supplemental disclosures of cash flow information
  Net cash paid (received) for:
   Interest............................................................................... $       194 $       232 $       406
                                                                                           =========== =========== ===========
   Income tax............................................................................. $       (1) $     (226) $      (47)
                                                                                           =========== =========== ===========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $        -- $     4,857 $        --
   Liabilities disposed...................................................................          --     (4,567)          --
                                                                                           ----------- ----------- -----------
   Net assets disposed....................................................................          --         290          --
   Cash disposed..........................................................................          --        (53)          --
   Dividend of interests in subsidiary....................................................          --       (237)          --
                                                                                           ----------- ----------- -----------
   (Gain) loss on dividend of interests in subsidiary..................................... $        -- $        -- $        --
                                                                                           =========== =========== ===========
  Capital contribution from MetLife, Inc.................................................. $        19 $        45 $        --
                                                                                           =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $        -- $        50 $         5
                                                                                           =========== =========== ===========

--------

(1)See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services ("Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded a reinsurance recoverable, included in premiums, reinsurance and other receivables, of $545 million and a funds withheld liability, included in other liabilities, of $97 million, and transferred cash and investments of $448 million to MLIC. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account, which became restricted to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing the custodial account with qualifying investments, MetLife Insurance Company of Connecticut transferred investments with an estimated fair value of $739 million and cash of $12 million to MLIC and received from MLIC qualifying investments with an estimated fair value of $751 million in the fourth quarter of 2013. See Note 7. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Adjustments to Prior Periods

    During the fourth quarter of 2013, the Company determined to adjust certain prior period results to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $57 million, $66 million, and $52 million for 2012, 2011 and 2010, respectively.

    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.

    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.

    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.

    .  Tax valuation allowances were understated by $22 million for 2012.

    . A non-cash transaction relating to a pension closeout sale was incorrectly recorded as an increase of $312 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2011.

    Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual or quarterly financial statements, however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below. The effects of the adjustments were immaterial to quarterly financial information reported in each of the interim condensed consolidated financial statements in 2012 and 2013, since the most significant adjustments occurred in the fourth quarter of 2012. As a result, such previously reported quarterly financial information has not been adjusted, and we do not plan to amend prior quarterly filings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The impact of the adjustments is shown in the tables below:

                                                                      December 31, 2012
                                                                     -------------------
                                                                         As
                                                                     Previously    As
Consolidated Balance Sheets                                           Reported  Adjusted
-------------------------------------------------------------------- ---------- --------
                                                                        (In millions)
Assets
   Premiums, reinsurance and other receivables......................  $ 22,143  $ 21,927
   Deferred policy acquisition costs and value of business acquired.  $  3,793  $  3,746
   Other assets.....................................................  $    822  $    826
   Total assets.....................................................  $184,796  $184,537
Liabilities
   Future policy benefits...........................................  $ 27,585  $ 27,583
   Deferred income tax liability....................................  $  1,938  $  1,870
   Total liabilities................................................  $174,047  $173,977
Stockholders' Equity
   Retained earnings................................................  $  1,545  $  1,356
   Total stockholders' equity.......................................  $ 10,749  $ 10,560
   Total liabilities and stockholders' equity.......................  $184,796  $184,537

                                                                                   December 31,
                                                                      ---------------------------------------
                                                                             2012                2011
                                                                      ------------------- -------------------
                                                                          As                  As
                                                                      Previously    As    Previously    As
Consolidated Statements of Operations                                  Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------------- ---------- -------- ---------- --------
                                                                                   (In millions)
Revenues
   Net derivative gains (losses).....................................   $  980    $1,003    $1,119    $1,096
   Total revenues....................................................   $8,117    $8,140    $8,520    $8,497
Expenses
   Policyholder benefits and claims..................................   $2,395    $2,389    $2,660       N/A
   Other expenses....................................................   $2,575    $2,720    $2,915    $2,981
   Total expenses....................................................   $6,511    $6,650    $6,764    $6,830
Income (loss) from continuing operations before provision for income
  tax................................................................   $1,606    $1,490    $1,756    $1,667
Provision for income tax expense (benefit)...........................   $  391    $  372    $  523    $  493
Income (loss) from continuing operations, net of income tax..........   $1,215    $1,118    $1,233    $1,174
Net income (loss)....................................................   $1,223    $1,126    $1,233    $1,174

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $1,223    $1,126    $1,233    $1,174
             Comprehensive income (loss)...............   $1,852    $1,755    $2,787    $2,728

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholders' Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........  $   457   $   424
                Net income (loss).....................  $ 1,233   $ 1,174
               Balance at December 31, 2011...........  $ 1,173   $ 1,081
                Net income (loss).....................  $ 1,223   $ 1,126
               Balance at December 31, 2012...........  $ 1,545   $ 1,356
             Total Stockholders' Equity
               Balance at December 31, 2010...........  $ 7,479   $ 7,446
               Balance at December 31, 2011...........  $ 9,703   $ 9,611
               Balance at December 31, 2012...........  $10,749   $10,560

                                                                                   December 31,
-                                                                    ---------------------------------------
                                                                            2012                 2011
                                                                     ------------------  -------------------
                                                                         As                  As
                                                                     Previously    As    Previously    As
Consolidated Statements of Cash Flows                                 Reported  Adjusted  Reported  Adjusted
-------------------------------------------------------------------  ---------- -------- ---------- --------
                                                                                  (In millions)
Cash flows from operating activities
   Net income (loss)................................................  $ 1,223   $ 1,126   $  1,233  $  1,174
   (Gains) losses on investments and derivatives and from sales of businesses, net................................................  $(1,020)  $(1,043)  $ (1,183) $ (1,160)
   Change in premiums, reinsurance and other receivables............  $(1,229)  $(1,197)  $ (1,288) $ (1,202)
   Change in deferred policy acquisition costs and value of
     business acquired, net.........................................  $    69   $   182   $   (187) $   (207)
   Change in income tax.............................................  $   649   $   630   $    567  $    537
   Change in other assets...........................................  $ 1,503   $ 1,499        N/A       N/A
   Change in insurance-related liabilities and policy-related
     balances.......................................................  $ 1,865   $ 1,863   $  2,307  $  1,958
   Other, net.......................................................      N/A       N/A   $     30  $     67
   Net cash provided by (used in) operating activities..............      N/A       N/A   $    934  $    622
Cash flows from investing activities
   Purchases of fixed maturity securities...........................      N/A       N/A   $(17,439) $(17,127)
   Net cash provided by (used in) investing activities..............      N/A       N/A   $ (2,364) $ (2,052)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          6
--------------------------------------------------------------------------------------------------------
Investments                                                                                          7
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          8
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           9
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                             10
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           14
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             15

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance and policyholder dividends due and unpaid.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company of Connecticut and all of its includable subsidiaries join with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company of Connecticut and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If MetLife Insurance Company of Connecticut or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company of Connecticut and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company of Connecticut or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2013 and 2012.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $200 million and $185 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $97 million and $92 million at December 31, 2013 and 2012, respectively. Related amortization expense was $5 million, $10 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 12.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 8.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 9.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Earnings
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    387  $   184   $    35  $    606 $       --   $      606
Universal life and investment-type product policy fees..    2,155       35        --     2,190        146        2,336
Net investment income...................................    1,614    1,162       112     2,888       (36)        2,852
Other revenues..........................................      587        5        --       592         --          592
Net investment gains (losses)...........................       --       --        --        --         82           82
Net derivative gains (losses)...........................       --       --        --        --    (1,052)      (1,052)
                                                         --------  -------   -------  -------- ----------   ----------
  Total revenues........................................    4,743    1,386       147     6,276      (860)        5,416
                                                         --------  -------   -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................      737      749        14     1,500        207        1,707
Interest credited to policyholder account balances......      906      136        --     1,042        (5)        1,037
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (475)      (2)      (27)     (504)         --        (504)
Amortization of DAC and VOBA............................      552        5         1       558      (508)           50
Interest expense on debt................................       --       --        68        68        122          190
Other expenses..........................................    1,816       36        71     1,923         --        1,923
                                                         --------  -------   -------  -------- ----------   ----------
  Total expenses........................................    3,536      924       127     4,587      (118)        4,469
                                                         --------  -------   -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      395      162      (86)       471      (244)          227
                                                         --------  -------   -------  -------- ----------   ----------
Operating earnings...................................... $    812  $   300   $   106     1,218
                                                         ========  =======   =======
Adjustments to:.........................................
  Total revenues........................................                                 (860)
  Total expenses........................................                                   118
  Provision for income tax (expense) benefit............                                   244
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $    720              $      720
                                                                                      ========              ==========

                                            Corporate
                                             Benefit  Corporate &
   At December 31, 2013            Retail    Funding     Other      Total
   ----------------------------- ---------- --------- ----------- ----------
                                                (In millions)
   Total assets................. $  146,515 $  30,822  $  10,702  $  188,039
   Separate account assets...... $   95,692 $   2,088  $      --  $   97,780
   Separate account liabilities. $   95,692 $   2,088  $      --  $   97,780

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Earnings
                                                         ---------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate &                         Total
Year Ended December 31, 2012                              Retail   Funding     Other     Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- ----------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $    498 $    629   $    134   $  1,261 $       --  $     1,261
Universal life and investment-type product policy fees..    2,081       29         14      2,124        137        2,261
Net investment income...................................    1,525    1,167        185      2,877         75        2,952
Other revenues..........................................      505        6         --        511         --          511
Net investment gains (losses)...........................       --       --         --         --        152          152
Net derivative gains (losses)...........................       --       --         --         --      1,003        1,003
                                                         -------- --------   --------   -------- ----------  -----------
  Total revenues........................................    4,609    1,831        333      6,773      1,367        8,140
                                                         -------- --------   --------   -------- ----------  -----------
Expenses
Policyholder benefits and claims........................      738    1,161        128      2,027        362        2,389
Interest credited to policyholder account balances......      943      162         --      1,105         42        1,147
Goodwill impairment.....................................       --       --         --         --        394          394
Capitalization of DAC...................................    (848)      (5)       (33)      (886)         --        (886)
Amortization of DAC and VOBA............................      666       10          2        678        357        1,035
Interest expense on debt................................       --       --         68         68        163          231
Other expenses..........................................    2,229       39         66      2,334          6        2,340
                                                         -------- --------   --------   -------- ----------  -----------
  Total expenses........................................    3,728    1,367        231      5,326      1,324        6,650
                                                         -------- --------   --------   -------- ----------  -----------
Provision for income tax expense (benefit)..............      332      162       (30)        464       (92)          372
                                                         -------- --------   --------   --------             -----------
Operating earnings...................................... $    549 $    302   $    132        983
                                                         ======== ========   ========
Adjustments to:
  Total revenues........................................                                   1,367
  Total expenses........................................                                 (1,324)
  Provision for income tax (expense) benefit............                                      92
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  1,118             $     1,118
                                                                                        ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2012            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  136,074  $33,140  $  15,323 $  184,537
    Separate account assets...... $   84,106  $ 2,008  $      -- $   86,114
    Separate account liabilities. $   84,106  $ 2,008  $      -- $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                                    Operating Earnings
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2011                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      710  $  1,071  $     47 $    1,828 $        --  $     1,828
Universal life and investment-type product policy fees..      1,764        34        36      1,834         122        1,956
Net investment income...................................      1,423     1,175       181      2,779         295        3,074
Other revenues..........................................        502         5         1        508          --          508
Net investment gains (losses)...........................         --        --        --         --          35           35
Net derivative gains (losses)...........................         --        --        --         --       1,096        1,096
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      4,399     2,285       265      6,949       1,548        8,497
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................        896     1,598        46      2,540         120        2,660
Interest credited to policyholder account balances......        988       180        --      1,168          21        1,189
Goodwill impairment.....................................         --        --        --         --          --           --
Capitalization of DAC...................................    (1,301)       (7)      (57)    (1,365)          --      (1,365)
Amortization of DAC and VOBA............................        791         4         6        801         358        1,159
Interest expense on debt................................         --        --        67         67         322          389
Other expenses..........................................      2,568        42       163      2,773          25        2,798
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      3,942     1,817       225      5,984         846        6,830
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        161       164      (70)        255         238          493
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      296  $    304  $    110        710
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                     1,548
  Total expenses........................................                                     (846)
  Provision for income tax (expense) benefit............                                     (238)
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    1,174              $     1,174
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2013     2012     2011
                                          -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  3,528 $  4,026 $  4,285
           Accident and health insurance.        6        7        7
                                          -------- -------- --------
            Total........................ $  3,534 $  4,033 $  4,292
                                          ======== ======== ========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2013     2012     2011
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  3,442 $  3,329 $  3,222
                  Foreign:
                   United Kingdom.       92      556      986
                   Other (1)......       --      148       84
                                   -------- -------- --------
                     Total........ $  3,534 $  4,033 $  4,292
                                   ======== ======== ========

--------

(1)See Note 3 for information on the disposition of a subsidiary.

3. Dispositions

Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2013 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2013      2012
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  35,844 $  37,642
                 Corporate Benefit Funding.    22,222    23,766
                 Corporate & Other.........     6,542     6,289
                                            --------- ---------
                  Total.................... $  64,608 $  67,697
                                            ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts).
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and
                                                    Variable Life
                                  Annuity Contracts   Contracts
                                  ----------------- -------------
                                                      Secondary
                                   GMDBs    GMIBs    Guarantees     Total
                                  -------- -------- ------------- ---------
                                                (In millions)
    Direct
    Balance at January 1, 2011... $     79 $    281     $     896 $   1,256
    Incurred guaranteed benefits.       84      128           140       352
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      138      409         1,036     1,583
    Incurred guaranteed benefits.      108      402           332       842
    Paid guaranteed benefits.....     (29)       --            --      (29)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      217      811         1,368     2,396
    Incurred guaranteed benefits.      155      127           415       697
    Paid guaranteed benefits.....     (17)       --            --      (17)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    355 $    938     $   1,783 $   3,076
                                  ======== ========     ========= =========
    Ceded
    Balance at January 1, 2011... $     76 $     97     $     657 $     830
    Incurred guaranteed benefits.       59       42           110       211
    Paid guaranteed benefits.....     (21)       --            --      (21)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      114      139           767     1,020
    Incurred guaranteed benefits.       56      129           267       452
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      145      268         1,034     1,447
    Incurred guaranteed benefits.       85       31           334       450
    Paid guaranteed benefits.....     (15)       --            --      (15)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    215 $    299     $   1,368 $   1,882
                                  ======== ========     ========= =========
    Net
    Balance at January 1, 2011... $      3 $    184     $     239 $     426
    Incurred guaranteed benefits.       25       86            30       141
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.       24      270           269       563
    Incurred guaranteed benefits.       52      273            65       390
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.       72      543           334       949
    Incurred guaranteed benefits.       70       96            81       247
    Paid guaranteed benefits.....      (2)       --            --       (2)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    140 $    639     $     415 $   1,194
                                  ======== ========     ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  46,559 $  39,113
                      Balanced........    41,894    37,528
                      Bond............     4,270     4,678
                      Money Market....       789       879
                                       --------- ---------
                       Total.......... $  93,512 $  82,198
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   100,420    $    57,041   $    89,671    $    51,411
Separate account value..................  $    95,637    $    55,805   $    84,106    $    49,778
Net amount at risk......................  $     2,230    $       562   $     3,117    $     2,316
Average attained age of contractholders.     64 years       64 years      63 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,360 $     5,812
     Net amount at risk........................... $    91,264 $    86,468
     Average attained age of policyholders........    58 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.

  MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       64 $       67
                   FHLB of Pittsburgh. $       20 $       11

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability           Collateral
                               ------------------- ---------------------
                                             December 31,
                               -----------------------------------------
                                 2013      2012       2013       2012
                               --------- --------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     450 $     450 $  808 (2) $  537 (2)
       Farmer Mac (3)......... $     200 $     200 $      230 $      230
       FHLB of Pittsburgh (1). $     200 $      -- $  602 (2) $  595 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  1,216 $  1,079 $    978
           Less: Reinsurance recoverables.    1,124      980      878
                                           -------- -------- --------
          Net balance at January 1,.......       92       99      100
                                           -------- -------- --------
          Incurred related to:
           Current year...................        5        5        5
           Prior years (1)................        4      (2)        4
                                           -------- -------- --------
             Total incurred...............        9        3        9
                                           -------- -------- --------
          Paid related to:
           Current year...................       --       --       --
           Prior years....................     (11)     (10)     (10)
                                           -------- -------- --------
             Total paid...................     (11)     (10)     (10)
                                           -------- -------- --------
          Net balance at December 31,.....       90       92       99
           Add: Reinsurance recoverables..    1,235    1,124      980
                                           -------- -------- --------
          Balance at December 31,......... $  1,325 $  1,216 $  1,079
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2013      2012      2011
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  3,079  $  3,215  $  2,718
Capitalizations..................................................      504       886     1,365
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      484      (331)     (339)
 Other expenses..................................................     (404)     (513)     (477)
                                                                  --------  --------  --------
   Total amortization............................................       80      (844)     (816)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       80       (19)      (49)
Disposition and other (1), (2)...................................      138      (159)       (3)
                                                                  --------  --------  --------
Balance at December 31,..........................................    3,881     3,079     3,215
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      667     1,006     1,686
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        5        --       (29)
 Other expenses..................................................     (135)     (191)     (314)
                                                                  --------  --------  --------
   Total amortization............................................     (130)     (191)     (343)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      312      (148)     (337)
                                                                  --------  --------  --------
Balance at December 31,..........................................      849       667     1,006
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,730  $  3,746  $  4,221
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 3 for information on the disposition of a subsidiary.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2013     2012
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,698 $  3,738
                  Corporate Benefit Funding.        6        8
                  Corporate & Other.........       26       --
                                             -------- --------
                   Total.................... $  4,730 $  3,746
                                             ======== ========

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                          -----------------------
                                           2013     2012    2011
                                          -------  ------- -------
                                               (In millions)
              Deferred Sales Inducements
              Balance at January 1,...... $   509  $   535 $   537
              Capitalization.............       6       21      79
              Amortization...............    (32)     (47)    (81)
                                          -------  ------- -------
              Balance at December 31,.... $   483  $   509 $   535
                                          =======  ======= =======
              VODA and VOCRA
              Balance at January 1,...... $   175  $   190 $   203
              Amortization...............    (16)     (15)    (13)
                                          -------  ------- -------
              Balance at December 31,.... $   159  $   175 $   190
                                          =======  ======= =======
              Accumulated amortization... $    81  $    65 $    50
                                          =======  ======= =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2014.......................... $          176 $          17
          2015.......................... $          141 $          17
          2016.......................... $          114 $          15
          2017.......................... $           94 $          14
          2018.......................... $           78 $          13

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.0 billion and $2.2 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $7.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.7 billion, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2013      2012      2011
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  1,561  $  2,063  $  2,429
 Reinsurance assumed...........................................       10        11         7
 Reinsurance ceded.............................................     (965)     (813)     (608)
                                                                --------  --------  --------
   Net premiums................................................ $    606  $  1,261  $  1,828
                                                                ========  ========  ========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  3,248  $  2,972  $  2,572
 Reinsurance assumed...........................................       84        87        92
 Reinsurance ceded.............................................     (996)     (798)     (708)
                                                                --------  --------  --------
   Net universal life and investment-type product policy fees.. $  2,336  $  2,261  $  1,956
                                                                ========  ========  ========
Other revenues
 Direct other revenues......................................... $    259  $    231  $    209
 Reinsurance assumed...........................................       --        --        --
 Reinsurance ceded.............................................      333       280       299
                                                                --------  --------  --------
   Net other revenues.......................................... $    592  $    511  $    508
                                                                ========  ========  ========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  3,732  $  4,139  $  4,277
 Reinsurance assumed...........................................       15        23        20
 Reinsurance ceded.............................................   (2,040)   (1,773)   (1,637)
                                                                --------  --------  --------
   Net policyholder benefits and claims........................ $  1,707  $  2,389  $  2,660
                                                                ========  ========  ========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $  1,089  $  1,185  $  1,206
 Reinsurance assumed...........................................       73        71        68
 Reinsurance ceded.............................................     (125)     (109)      (85)
                                                                --------  --------  --------
   Net interest credited to policyholder account balances...... $  1,037  $  1,147  $  1,189
                                                                ========  ========  ========
Other expenses
 Direct other expenses......................................... $  1,568  $  2,562  $  2,781
 Reinsurance assumed...........................................       28        33        48
 Reinsurance ceded.............................................       63       125       152
                                                                --------  --------  --------
   Net other expenses.......................................... $  1,659  $  2,720  $  2,981
                                                                ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                                                               Total                                    Total
                                                              Balance                                  Balance
                                Direct   Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $      221 $     28 $  20,360  $  20,609 $      396 $     35 $  21,496  $  21,927
Deferred policy acquisition
 costs and value of business
 acquired....................      5,191      123      (584)     4,730      4,264      121      (639)     3,746
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    5,412 $    151 $  19,776  $  25,339 $    4,660 $    156 $  20,857  $  25,673
                              ========== ======== =========  ========= ========== ======== =========  =========
Liabilities
Other policy-related
 balances.................... $      712 $  1,641 $     811  $   3,164 $      691 $  1,592 $     855  $   3,138
Other liabilities............      1,257       10     5,509      6,776      1,396       11     5,140      6,547
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $    1,969 $  1,651 $   6,320  $   9,940 $    2,087 $  1,603 $   5,995  $   9,685
                              ========== ======== =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.6 billion and $4.7 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2013     2012     2011
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
 Reinsurance assumed.......................................... $    10  $    11  $     7
 Reinsurance ceded............................................    (638)    (478)    (286)
                                                               -------  -------  -------
   Net premiums............................................... $  (628) $  (467) $  (279)
                                                               =======  =======  =======
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    84  $    87  $    92
 Reinsurance ceded............................................    (585)    (444)    (400)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $  (501) $  (357) $  (308)
                                                               =======  =======  =======
Other revenues
 Reinsurance assumed.......................................... $    --  $    --  $    --
 Reinsurance ceded............................................     332      280      299
                                                               -------  -------  -------
   Net other revenues......................................... $   332  $   280  $   299
                                                               =======  =======  =======
Policyholder benefits and claims
 Reinsurance assumed.......................................... $    13  $    21  $    18
 Reinsurance ceded............................................    (800)    (780)    (484)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (787) $  (759) $  (466)
                                                               =======  =======  =======
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $    73  $    71  $    68
 Reinsurance ceded............................................    (125)    (109)     (84)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (52) $   (38) $   (16)
                                                               =======  =======  =======
Other expenses
 Reinsurance assumed.......................................... $    28  $    33  $    48
 Reinsurance ceded............................................      92      157      204
                                                               -------  -------  -------
   Net other expenses......................................... $   120  $   190  $   252
                                                               =======  =======  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2013                2012
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $     28 $  12,710  $     35 $  14,171
Deferred policy acquisition costs and value of business
  acquired..............................................      122      (579)      121      (642)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    150 $  12,131  $    156 $  13,529
                                                         ======== =========  ======== =========
Liabilities
Other policy-related balances........................... $  1,640 $     811  $  1,592 $     855
Other liabilities.......................................        9     5,260        10     4,894
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  1,649 $   6,071  $  1,602 $   5,749
                                                         ======== =========  ======== =========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $912 million and $3.6 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.0) billion, $524 million, and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.9 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.4 billion and $4.6 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  15,779 $  1,130 $     207 $  --  $  16,702 $  16,914 $  2,063 $      82 $  --  $  18,895
Foreign corporate...............     8,111      485        79    --      8,517     8,618      853        26    --      9,445
U.S. Treasury and agency........     8,188      334       228    --      8,294     7,678    1,186        --    --      8,864
RMBS............................     4,587      201        59    41      4,688     5,492      360        50    64      5,738
State and political subdivision.     2,147      139        62    --      2,224     2,002      354        27    --      2,329
ABS.............................     2,081       32        12    --      2,101     2,204       67        18    --      2,253
CMBS............................     1,546       62         4    --      1,604     2,221      141         6    --      2,356
Foreign government..............     1,038      103        19    --      1,122       876      214         2    --      1,088
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total fixed maturity
  securities.................... $  43,477 $  2,486 $     670 $  41  $  45,252 $  46,005 $  5,238 $     211 $  64  $  50,968
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred
 stock.......................... $     236 $      9 $      28 $  --  $     217 $     151 $     11 $      22 $  --  $     140
Common stock....................       161       40        --    --        201       160       18         1    --        177
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total equity securities........ $     397 $     49 $      28 $  --  $     418 $     311 $     29 $      23 $  --  $     317
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,934 $   2,966 $   4,831 $   4,875
Due after one year through five years......     8,895     9,301     8,646     9,192
Due after five years through ten years.....     7,433     7,970     7,967     8,960
Due after ten years........................    16,001    16,622    14,644    17,594
                                            --------- --------- --------- ---------
   Subtotal................................    35,263    36,859    36,088    40,621
Structured securities (RMBS, ABS and CMBS).     8,214     8,393     9,917    10,347
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  43,477 $  45,252 $  46,005 $  50,968
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   2,526  $   141   $    470    $   66   $    784    $   16   $    621    $   66
Foreign corporate................     1,520       70        135         9        494         8        203        18
U.S. Treasury and agency.........     3,825      228         --        --        200        --         --        --
RMBS.............................       996       35        457        65         62         6        781       108
State and political subdivision..       630       44         64        18         44         2         55        25
ABS..............................       680        5        104         7        208         1        266        17
CMBS.............................       143        4          7        --         59         1        101         5
Foreign government...............       264       19          1        --        116         2         --        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total fixed maturity
   securities.................... $  10,584  $   546   $  1,238    $  165   $  1,967    $   36   $  2,027    $  239
                                  =========  =======   ========    ======   ========    ======   ========    ======
Equity securities
Non-redeemable preferred
 stock........................... $     105  $    21   $     33    $    7   $     --    $   --   $     50    $   22
Common stock.....................         3       --          7        --         10         1          7        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total equity securities........ $     108  $    21   $     40    $    7   $     10    $    1   $     57    $   22
                                  =========  =======   ========    ======   ========    ======   ========    ======
Total number of securities in an
 unrealized loss position........     1,081                 297                  327                  420
                                  =========            ========             ========             ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2013                   2012
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................   $  4,869      63.1%   $  5,266       57.5%
 Agricultural..................................      1,285       16.6      1,260        13.8
                                                  --------    -------   --------    --------
   Subtotal (1)................................      6,154       79.7      6,526        71.3
 Valuation allowances..........................        (34)     (0.4)        (35)      (0.4)
                                                  --------    -------   --------    --------
   Subtotal mortgage loans, net................      6,120       79.3      6,491        70.9
 Commercial mortgage loans held by CSEs -- FVO.      1,598       20.7      2,666        29.1
                                                  --------    -------   --------    --------
     Total mortgage loans, net.................   $  7,718     100.0%   $  9,157      100.0%
                                                  ========    =======   ========    ========

--------

(1)Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                     December 31,
                                            ---------------------------------------------------------------
                                                         2013                            2012
                                            ------------------------------- -------------------------------
                                            Commercial Agricultural  Total  Commercial Agricultural  Total
                                            ---------- ------------ ------- ---------- ------------ -------
                                                                     (In millions)
Mortgage loans:
 Evaluated individually for credit losses..  $    72     $     4    $    76  $    76     $    --    $    76
 Evaluated collectively for credit losses..    4,797       1,281      6,078    5,190       1,260      6,450
                                             -------     -------    -------  -------     -------    -------
   Total mortgage loans....................    4,869       1,285      6,154    5,266       1,260      6,526
                                             -------     -------    -------  -------     -------    -------
Valuation allowances:
 Specific credit losses....................        7          --          7       11          --         11
 Non-specifically identified credit losses.       23           4         27       21           3         24
                                             -------     -------    -------  -------     -------    -------
   Total valuation allowances..............       30           4         34       32           3         35
                                             -------     -------    -------  -------     -------    -------
     Mortgage loans, net of valuation
       allowance...........................  $ 4,839     $ 1,281    $ 6,120  $ 5,234     $ 1,257    $ 6,491
                                             =======     =======    =======  =======     =======    =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2011.....  $    84      $    3    $    87
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...       32           3         35
        Provision (release)............      (2)           1        (1)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2013...  $    30      $    4    $    34
                                         =======      ======    =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  3,754    $  125     $  107  $  3,986  81.9%   $  4,224     82.8%
65% to 75%............      700        --         27       727   14.9        736      14.4
76% to 80%............       80        13         --        93    1.9         93       1.8
Greater than 80%......       37        26         --        63    1.3         53       1.0
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,571    $  164     $  134  $  4,869 100.0%   $  5,106    100.0%
                       ========    ======     ======  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106     $   89  $  4,083  77.5%   $  4,459     78.5%
65% to 75%............      626        32         27       685   13.0        711      12.5
76% to 80%............      343         8         57       408    7.8        428       7.6
Greater than 80%......       39        28         23        90    1.7         81       1.4
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,896    $  174     $  196  $  5,266 100.0%   $  5,679    100.0%
                       ========    ======     ======  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2013                   2012
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,215       94.6%   $  1,184       94.0%
      65% to 75%............         70         5.4         76         6.0
                               --------    --------   --------    --------
       Total................   $  1,285      100.0%   $  1,260      100.0%
                               ========    ========   ========    ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.

 Impaired Mortgage Loans

   Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                              Loans without
                      Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                  ---------------------------------------- --------------------  --------------------------------------
                   Unpaid                                   Unpaid                Unpaid             Average
                  Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
                   Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
                  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                             (In millions)
December 31, 2013:
Commercial.......  $   22    $     22   $      7  $    15   $    52    $    50    $   74    $   65   $    73    $   3
Agricultural (1).       4           4         --        4        --         --         4         4         2       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   26    $     26   $      7  $    19   $    52    $    50    $   78    $   69   $    75    $   3
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====
December 31, 2012:
Commercial.......  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
Agricultural.....      --          --         --       --        --         --        --        --        --       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====

--------

(1)Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

 with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.

  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2013      2012
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (35)      (37)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      69
                                                                     ========= =========

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                  Years Ended December 31,
                                                                 --------------------------
                                                                   2013     2012     2011
                                                                 -------- -------- --------
                                                                       (In millions)
Income from investment in leveraged leases...................... $      2 $      5 $      8
Less: Income tax expense on leveraged leases....................        1        2        3
                                                                 -------- -------- --------
Investment income after income tax from investment in leveraged
  leases........................................................ $      1 $      3 $      5
                                                                 ======== ======== ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2013     2012      2011
                                                                        -------- -------- ----------
                                                                               (In millions)
Fixed maturity securities.............................................. $  1,819 $  5,019 $    3,690
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (41)     (64)      (125)
                                                                        -------- -------- ----------
 Total fixed maturity securities.......................................    1,778    4,955      3,565
Equity securities......................................................       15       12       (41)
Derivatives............................................................       39      243        239
Short-term investments.................................................        1      (2)        (2)
Other..................................................................     (71)     (17)        (5)
                                                                        -------- -------- ----------
 Subtotal..............................................................    1,762    5,191      3,756
                                                                        -------- -------- ----------
Amounts allocated from:
 Insurance liability loss recognition..................................       --    (739)      (325)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        4          9
 DAC and VOBA..........................................................    (274)    (671)      (509)
                                                                        -------- -------- ----------
   Subtotal............................................................    (275)  (1,406)      (825)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       16       22         42
Deferred income tax benefit (expense)..................................    (591)  (1,358)    (1,063)
                                                                        -------- -------- ----------
Net unrealized investment gains (losses)............................... $    912 $  2,449 $    1,910
                                                                        ======== ======== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2013           2012
                                                             ------------- --------------
                                                                    (In millions)
Balance at January 1,....................................... $        (64) $        (125)
Noncredit OTTI losses and subsequent changes recognized (1).            11            (3)
Securities sold with previous noncredit OTTI loss...........            21             35
Subsequent changes in estimated fair value..................           (9)             29
                                                             ------------- --------------
Balance at December 31,..................................... $        (41) $         (64)
                                                             ============= ==============

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2013       2012      2011
                                                                    ---------- ---------- --------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,449 $    1,910 $    342
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         23         61     (39)
Unrealized investment gains (losses) during the year...............    (3,452)      1,374    3,138
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.......................        739      (414)    (292)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (5)        (5)        4
 DAC and VOBA......................................................        397      (162)    (390)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (6)       (20)       12
 Deferred income tax benefit (expense).............................        767      (295)    (865)
                                                                    ---------- ---------- --------
Balance at December 31,............................................ $      912 $    2,449 $  1,910
                                                                    ========== ========== ========
Change in net unrealized investment gains (losses)................. $  (1,537) $      539 $  1,568
                                                                    ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2013       2012
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,931 $    6,154
  Estimated fair value.................................. $    5,984 $    7,339
 Cash collateral on deposit from counterparties (2)..... $    6,140 $    7,502
 Security collateral on deposit from counterparties (3). $       -- $       51
 Reinvestment portfolio -- estimated fair value......... $    6,145 $    7,533

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                                 December 31,
                                                             ---------------------
                                                                2013       2012
                                                             ---------- ----------
                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........ $       56 $       58
Invested assets pledged as collateral (2)...................      1,901      1,569
                                                             ---------- ----------
 Total invested assets on deposit and pledged as collateral. $    1,957 $    1,627
                                                             ========== ==========

--------

(1)See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

    See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2013       2012
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      648 $      560
     Carrying value (2)............................. $      498 $      459

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
  Contractually required payments (including interest). $      238 $      172
  Cash flows expected to be collected (1).............. $      183 $       88
  Fair value of investments acquired................... $      128 $       55

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      309 $      320
   Investments purchased...............................         55         33
   Accretion recognized in earnings....................       (24)       (18)
   Disposals...........................................        (8)        (4)
   Reclassification (to) from nonaccretable difference.       (24)       (22)
                                                        ---------- ----------
   Accretable yield, December 31,...................... $      308 $      309
                                                        ========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $  1,598 $  2,666
          Accrued investment income..................        9       13
                                                      -------- --------
            Total assets............................. $  1,607 $  2,679
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $  1,461 $  2,559
          Other liabilities..........................        7       13
                                                      -------- --------
            Total liabilities........................ $  1,468 $  2,572
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $   8,393  $   8,393  $  10,347  $  10,347
 U.S. and foreign corporate.....................       468        468        651        651
Other limited partnership interests.............     1,651      2,077      1,408      1,930
Real estate joint ventures......................        41         45         71         74
Other invested assets...........................         9         44         --         --
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  10,562  $  11,027  $  12,477  $  13,002
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Investment income:
 Fixed maturity securities.............................................. $2,102   $2,143  $2,147
 Equity securities......................................................     12        9      10
 Mortgage loans.........................................................    344      357     347
 Policy loans...........................................................     55       59      63
 Real estate and real estate joint ventures.............................     56       83      24
 Other limited partnership interests....................................    266      167     176
 Cash, cash equivalents and short-term investments......................      4        5       5
 International joint ventures...........................................    (5)      (2)     (5)
 Other..................................................................     --      (2)       4
                                                                          ------  ------  ------
   Subtotal.............................................................  2,834    2,819   2,771
 Less: Investment expenses..............................................    114      101     100
                                                                          ------  ------  ------
   Subtotal, net........................................................  2,720    2,718   2,671
                                                                          ------  ------  ------
FVO securities--FVO contractholder-directed unit-linked investments (1).     --       62      71
 FVO CSEs--interest income--commercial mortgage loans...................    132      172     332
                                                                          ------  ------  ------
   Subtotal.............................................................    132      234     403
                                                                          ------  ------  ------
     Net investment income.............................................. $2,852   $2,952  $3,074
                                                                          ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2013     2012      2011
                                                                             ------   -------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation........................................................ $  (3)   $  (16)   $   --
     Finance...............................................................    (3)       (7)      (9)
     Utility...............................................................     --       (3)       --
     Communications........................................................     --       (2)     (11)
     Industrial............................................................     --       (1)      (2)
                                                                             ------   -------  ------
       Total U.S. and foreign corporate securities.........................    (6)      (29)     (22)
   RMBS....................................................................   (14)      (20)     (17)
   ABS.....................................................................     --        --      (5)
   CMBS....................................................................     --        --      (3)
                                                                             ------   -------  ------
 OTTI losses on fixed maturity securities recognized in earnings...........   (20)      (49)     (47)
 Fixed maturity securities -- net gains (losses) on sales and disposals....     58       145       81
                                                                             ------   -------  ------
        Total gains (losses) on fixed maturity securities..................     38        96       34
                                                                             ------   -------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (3)        --      (6)
   Common stock............................................................    (2)       (9)      (2)
                                                                             ------   -------  ------
 OTTI losses on equity securities recognized in earnings...................    (5)       (9)      (8)
 Equity securities -- net gains (losses) on sales and disposals............     10         5     (13)
                                                                             ------   -------  ------
        Total gains (losses) on equity securities..........................      5       (4)     (21)
                                                                             ------   -------  ------
 Mortgage loans............................................................      5        27       26
 Real estate and real estate joint ventures................................      2       (3)      (1)
 Other limited partnership interests.......................................    (6)       (2)      (5)
 Other investment portfolio gains (losses).................................      8         4      (9)
                                                                             ------   -------  ------
        Subtotal -- investment portfolio gains (losses)....................     52       118       24
                                                                             ------   -------  ------
FVO CSEs:
 Commercial mortgage loans.................................................   (56)         7     (84)
 Long-term debt -- related to commercial mortgage loans....................     88        27       93
Non-investment portfolio gains (losses)....................................    (2)        --        2
                                                                             ------   -------  ------
        Subtotal FVO CSEs and non-investment portfolio gains (losses)......     30        34       11
                                                                             ------   -------  ------
          Total net investment gains (losses).............................. $   82   $   152   $   35
                                                                             ======   =======  ======

   See "-- Variable Interest Entities" for discussion of CSEs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Years Ended December 31,
                             -------------------------------------------------------------------------
                               2013    2012     2011    2013    2012   2011    2013    2012     2011
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
                             Fixed Maturity Securities   Equity Securities             Total
                             ------------------------- --------------------- -------------------------
                                                           (In millions)
Proceeds.................... $ 11,051 $ 6,690 $ 11,634 $    75 $   39 $  190 $ 11,126 $ 6,729 $ 11,824
                             ======== ======= ======== ======= ====== ====== ======== ======= ========
Gross investment gains...... $    189 $   186 $    182 $    19 $    9 $    9 $    208 $   195 $    191
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Gross investment losses.....    (131)    (41)    (101)     (9)    (4)   (22)    (140)    (45)    (123)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Total OTTI losses:
  Credit-related............     (17)    (42)     (38)      --     --     --     (17)    (42)     (38)
  Other (1).................      (3)     (7)      (9)     (5)    (9)    (8)      (8)    (16)     (17)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
   Total OTTI losses........     (20)    (49)     (47)     (5)    (9)    (8)     (25)    (58)     (55)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
    Net investment gains
     (losses)............... $     38 $    96 $     34 $     5 $  (4) $ (21) $     43 $    92 $     13
                             ======== ======= ======== ======= ====== ====== ======== ======= ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                  Years Ended December 31,
                                                                 ---------------------------
                                                                     2013          2012
                                                                 ------------- -------------
                                                                        (In millions)
Balance at January 1,........................................... $          59 $          55
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired...........................             1             6
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired...............................            12            15
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........          (15)          (17)
                                                                 ------------- -------------
Balance at December 31,......................................... $          57 $          59
                                                                 ============= =============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                       2013    2012    2011
                                                                     -------- ------- -------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    874 $    -- $    --
Amortized cost of invested assets transferred to affiliates......... $    827 $    -- $    --
Net investment gains (losses) recognized on transfers............... $     47 $    -- $    --
Estimated fair value of invested assets transferred from affiliates. $    834 $    -- $    33

  Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.

  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                             -------------------------------------------------------------
                                                                          2013                           2012
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     436 $      5    $     10 $     538 $     28   $       9
  Foreign currency swaps.. Foreign currency exchange rate...       122       --          13       122       --          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          558        5          23       660       28          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       537        6          32       658       99          --
  Interest rate forwards.. Interest rate....................       245        3           4       410       81          --
  Foreign currency swaps.. Foreign currency exchange rate...       544       25          35       524       16          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,326       34          71     1,592      196          14
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,884       39          94     2,252      224          37
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    22,262      881         441    16,869    1,254         513
Interest rate floors...... Interest rate....................    17,604      103          99    15,136      318         274
Interest rate caps........ Interest rate....................     9,651       36          --     9,031       11          --
Interest rate futures..... Interest rate....................     1,443       --           3     2,771       --           7
Foreign currency swaps.... Foreign currency exchange rate...       882       52          41       811       60          35
Foreign currency forwards. Foreign currency exchange rate...        56       --           1       139       --           4
Credit default
 swaps -- purchased....... Credit...........................       157       --           1       162       --           2
Credit default
 swaps -- written......... Credit...........................     2,243       38          --     2,456       23           1
Equity futures............ Equity market....................       778       --           3     1,075       --          27
Equity options............ Equity market....................     3,597      305          42     2,845      469           1
Variance swaps............ Equity market....................     2,270        6          94     2,346       11          62
TRRs...................... Equity market....................       462       --          22       300       --           7
                                                             --------- --------    -------- --------- --------   ---------
   Total non-designated or non-qualifying derivatives....       61,405    1,421         747    53,941    2,146         933
                                                             --------- --------    -------- --------- --------   ---------
    Total...............................................     $  63,289 $  1,460    $    841 $  56,193 $  2,370   $     970
                                                             ========= ========    ======== ========= ========   =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                             ---------------------------------
                                                 2013         2012      2011
                                             ------------- ---------- --------
                                                       (In millions)
 Derivatives and hedging gains (losses) (1). $       (958) $    (289) $    846
 Embedded derivatives.......................          (94)        292      250
                                             ------------- ---------- --------
  Total net derivative gains (losses)....... $     (1,052) $    1,003 $  1,096
                                             ============= ========== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     ---------------------------
                                                       2013      2012     2011
                                                     --------- -------- --------
                                                            (In millions)
Qualifying hedges:
 Net investment income.............................. $       2 $      2 $      2
 Interest credited to policyholder account balances.         2       18       41
Non-qualifying hedges:
 Net derivative gains (losses)......................        79      127       83
 Policyholder benefits and claims...................      (17)      (6)       --
                                                     --------- -------- --------
   Total............................................ $      66 $    141 $    126
                                                     ========= ======== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2013:
 Interest rate derivatives..................   $      (558)  $      --   $     (26)
 Foreign currency exchange rate derivatives.           (24)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................          (486)        (7)         (90)
                                               ------------  ---------   ----------
   Total....................................   $    (1,041)  $     (7)   $    (116)
                                               ============  =========   ==========
Year Ended December 31, 2012:
 Interest rate derivatives..................   $        (5)  $      --   $       --
 Foreign currency exchange rate derivatives.            (4)         --           --
 Credit derivatives -- purchased............           (11)         --           --
 Credit derivatives -- written..............             41         --           --
 Equity derivatives.........................          (413)        (4)         (51)
                                               ------------  ---------   ----------
   Total....................................   $      (392)  $     (4)   $     (51)
                                               ============  =========   ==========
Year Ended December 31, 2011:
 Interest rate derivatives..................   $        701  $      --   $       --
 Foreign currency exchange rate derivatives.             27         --           --
 Credit derivatives -- purchased............             13         --           --
 Credit derivatives -- written..............           (13)         --           --
 Equity derivatives.........................             45        (7)          (4)
                                               ------------  ---------   ----------
   Total....................................   $        773  $     (7)   $      (4)
                                               ============  =========   ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities....  $            7 $          (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                          -------------- --------------  --------------
  Total...............................................    $         (21) $           17  $          (4)
                                                          ============== ==============  ==============
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities....  $          (3) $            1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                          -------------- --------------  --------------
  Total...............................................    $         (42) $           29  $         (13)
                                                          ============== ==============  ==============
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities....  $          (7) $            5  $          (2)
                           Policyholder liabilities (1).              36           (38)             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (52)             30            (22)
                                                          -------------- --------------  --------------
  Total...............................................    $         (23) $          (3)  $         (26)
                                                          ============== ==============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0 for both years ended December 31, 2013 and 2012 and $1 million for the year ended December 31, 2011.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $39 million and $243 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (120)   $         --  $          --  $                    --
Interest rate forwards...                (57)              9              1                       --
Foreign currency swaps...                (15)             --             --                        1
Credit forwards..........                 (1)             --              1                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (193)   $          9  $           2  $                     1
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $               21   $         --  $          --  $                     1
Interest rate forwards...                   1              1              1                       --
Foreign currency swaps...                (15)              1             --                      (1)
Credit forwards..........                  --             --             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $                7   $          2  $           1  $                    --
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              132   $          1  $          --  $                    --
Interest rate forwards...                 208              9             --                        1
Foreign currency swaps...                  17            (2)             --                       --
Credit forwards..........                  --              1             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $              357   $          9  $          --  $                     1
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.2 billion and $2.5 billion at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $38 million and $22 million, respectively, to terminate all of these contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $       3    $         115          2.7  $       3   $          167          3.2
Credit default swaps
  referencing indices........          6              650          1.1         10              650          2.1
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          9              765          1.3         13              817          2.3
                              ---------- ----------------              ---------- ----------------
Baa
Single name credit default
  swaps (corporate)..........          8              446          3.0          4              479          3.8
Credit default swaps
  referencing indices........         18              996          4.9          5            1,124          4.8
                              ---------- ----------------              ---------- ----------------
 Subtotal....................         26            1,442          4.3          9            1,603          4.5
                              ---------- ----------------              ---------- ----------------
B
Single name credit default
  swaps (corporate)..........         --               --           --         --               --           --
Credit default swaps
  referencing indices........          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
   Total.....................  $      38    $       2,243          3.3  $      22   $        2,456          3.8
                              ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  1,450    $    851 $  2,436    $    982
  OTC-cleared (1)................................................       50           9       --          --
  Exchange-traded................................................       --           6       --          34
                                                                  --------    -------- --------    --------
    Total gross estimated fair value of derivatives (1)..........    1,500         866    2,436       1,016
 Amounts offset in the consolidated balance sheets...............       --          --       --          --
                                                                  --------    -------- --------    --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    1,500         866    2,436       1,016
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................    (670)       (670)    (838)       (838)
  OTC-cleared....................................................      (8)         (8)       --          --
  Exchange-traded................................................       --          --       --          --
 Cash collateral: (3)
  OTC-bilateral..................................................    (216)          --    (897)          --
  OTC-cleared....................................................     (40)         (1)       --          --
  Exchange-traded................................................       --         (5)       --        (34)
 Securities collateral: (4)
  OTC-bilateral..................................................    (554)       (160)    (689)       (121)
  OTC-cleared....................................................       --          --       --          --
  Exchange-traded................................................       --         (1)       --          --
                                                                  --------    -------- --------    --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     12    $     21 $     12    $     23
                                                                  ========    ======== ========    ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $          181       $          161      $          --             $                2
December 31, 2012          $          143       $          121      $           2             $               28

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  -------------------
                                        Balance Sheet Location       2013      2012
                                       -------------------------- ---------- --------
                                                                     (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $      912 $  3,551
  Options embedded in debt or equity
   securities......................... Investments...............       (30)     (14)
                                                                  ---------- --------
   Net embedded derivatives within asset host contracts.......    $      882 $  3,537
                                                                  ========== ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (1,232) $    705
  Assumed guaranteed minimum benefits. PABs......................       (13)        4
  Funds withheld on ceded reinsurance. Other liabilities.........         34      552
                                                                  ---------- --------
   Net embedded derivatives within liability host contracts...    $  (1,211) $  1,261
                                                                  ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                             2013         2012        2011
                                         ------------- ----------- -----------
                                                     (In millions)
  Net derivative gains (losses) (1) (2). $        (94) $     1,292 $       250

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248    $     16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ----------    ------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ----------    ------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ----------    ------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ----------    ------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ----------    ------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ----------    ------------
      Total other invested assets............................       --      1,434         35           1,469
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ----------    ------------
      Total assets........................................... $  5,101 $  140,283 $    4,107    $    149,491
                                                              ======== ========== ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12    $        589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ----------    ------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ----------    ------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs.......................................       --      1,461         --           1,461
                                                              -------- ---------- ----------    ------------
      Total liabilities...................................... $      6 $    2,190 $  (1,105)    $      1,091
                                                              ======== ========== ==========    ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   17,461 $  1,434     $    18,895
  Foreign corporate..........................................       --      8,577      868           9,445
  U.S. Treasury and agency...................................    5,082      3,782       --           8,864
  RMBS.......................................................       --      5,460      278           5,738
  State and political subdivision............................       --      2,304       25           2,329
  ABS........................................................       --      1,910      343           2,253
  CMBS.......................................................       --      2,231      125           2,356
  Foreign government.........................................       --      1,085        3           1,088
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    5,082     42,810    3,076          50,968
                                                              -------- ---------- --------     -----------
Equity securities:
  Non-redeemable preferred stock.............................       --         47       93             140
  Common stock...............................................       70         81       26             177
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       70        128      119             317
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    1,233      1,285       13           2,531
Mortgage loans held by CSEs -- FVO...........................       --      2,666       --           2,666
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       --      1,643      148           1,791
    Foreign currency exchange rate...........................       --         76       --              76
    Credit...................................................       --         13       10              23
    Equity market............................................       --        469       11             480
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       --      2,201      169           2,370
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       --      2,210      169           2,379
Net embedded derivatives within asset host contracts (3).....       --         --    3,551           3,551
Separate account assets (4)..................................      201     85,772      141          86,114
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  6,586 $  134,871 $  7,069     $   148,526
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      7 $      767 $     29     $       803
  Foreign currency exchange rate.............................       --         67       --              67
  Credit.....................................................       --          3       --               3
  Equity market..............................................       27          8       62              97
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       34        845       91             970
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    1,261           1,261
Long-term debt of CSEs.......................................       --      2,559       --           2,559
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     34 $    3,404 $  1,352     $     4,790
                                                              ======== ========== ========     ===========

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 11% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold commercial mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                December 31, 2013
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                     (10) -     240      51
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (112) -     538     208
                                                             Offered quotes (5)                99  -     100     100
..                                Consensus pricing           Offered quotes (5)                33  -     103      87
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)               (96) -   2,406     295
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 10  -     100      95
                                 Consensus pricing           Offered quotes (5)                78  -     100      95
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)               341  -   1,879     746
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     104     101
                                 Consensus pricing           Offered quotes (5)               101  -     101     101
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                30  -     875     319
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 --  -     104     101
                                 Consensus pricing           Offered quotes (5)                58  -     106      98
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   248  -     450
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)                98  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  17%  -     28%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.04%  -   0.65%
                                                                Ages 61 - 115               0.26%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.03%  -   0.44%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                                December 31, 2012
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                       9  -     500     105
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (157) -     876     282
                                                             Offered quotes (5)               100  -     100     100
..                                Consensus pricing           Offered quotes (5)                35  -     555      96
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)                40  -   2,367     436
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     100     100
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)                10  -   9,164     413
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     104     102
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                --  -     900     152
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     102     100
                                 Consensus pricing           Offered quotes (5)                50  -     111     100
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   221  -     353
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)               100  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  18%  -     26%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.05%  -   0.64%
                                                                Ages 61 - 115               0.32%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.10%  -   0.67%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                             Impact of
                                                                                            Increase in
                                                                                             Input on
                                       Valuation                   Significant               Estimated
                                      Techniques               Unobservable Inputs         Fair Value (2)
                                ------------------------    ---------------------------    --------------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                    Decrease
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)         Decrease
                                                             Credit spreads (4)              Decrease
                                                             Offered quotes (5)              Increase
..                                Consensus pricing           Offered quotes (5)              Increase
                                --------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)            Decrease (8)
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                --------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)               Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                Decrease (12)
  benefits.....................
                                                                Ages 41 - 60               Decrease (12)
                                                                Ages 61 - 115              Decrease (12)
                                                             Lapse rates:
                                                                Durations 1 - 10           Decrease (13)
                                                                Durations 11 - 20          Decrease (13)
                                                                Durations 21 - 116         Decrease (13)
                                                             Utilization rates             Increase (14)
                                                             Withdrawal rates                      (15)
                                                             Long-term equity              Increase (16)
                                                               volatilities
                                                             Nonperformance                Decrease (17)
                                                               risk spread
                                --------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          ---------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                  Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ------------- -------- ----------- ------ ------- -----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  1,434  $    868    $        -- $    278  $      25  $  343 $   125 $         3
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --             --        1         --       1       1          --
   Net investment gains (losses).........       --       (7)             --      (1)         --       2      --          --
   Net derivative gains (losses).........       --        --             --       --         --      --      --          --
  OCI....................................     (39)       (5)             --       13         --     (5)       3          --
Purchases (3)............................      150        53             --      170         --     184      37          --
Sales (3)................................    (243)     (129)             --     (49)        (2)    (53)    (71)         (3)
Issuances (3)............................       --        --             --       --         --      --      --          --
Settlements (3)..........................       --        --             --       --         --      --      --          --
Transfers into Level 3 (4)...............      218        30             --       14         --      --      --          --
Transfers out of Level 3 (4).............    (279)      (76)             --      (4)       (23)    (53)    (23)          --
                                          --------  --------    ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,248  $    734    $        -- $    422  $      --  $  419 $    72 $        --
                                          ========  ========    =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $     --    $        -- $      1  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $    (3)    $        -- $     --  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --    $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities:               Net Derivatives: (6)
                                          -------------------             -----------------------
                                             Non-
                                          redeemable                                                    Net        Separate
                                          Preferred   Common  Short-term  Interest        Equity     Embedded      Account
                                            Stock     Stock   Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $       93 $     26 $       13  $   119  $   10 $  (51)   $       2,290  $    141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --         --       --      --      --              --        --
   Net investment gains (losses).........         --        8         --       --      --      --              --         6
   Net derivative gains (losses).........         --       --         --     (16)     (4)    (40)             108        --
  OCI....................................         12        7         --     (58)      --      --              --        --
Purchases (3)............................          3        2         --       --      --      --              --         9
Sales (3)................................       (27)     (12)       (13)       --      --      --              --       (6)
Issuances (3)............................         --       --         --       --      --      --              --        --
Settlements (3)..........................         --       --         --     (19)      --       3            (59)        --
Transfers into Level 3 (4)...............         --       --         --       --      --      --              --         3
Transfers out of Level 3 (4).............         --       --         --     (15)      --      --              --        --
                                          ---------- -------- ----------  -------  ------ -------   -------------  --------
Balance at December 31,.................. $       81 $     31 $       --  $    11  $    6 $  (88)   $       2,123  $    153
                                          ========== ======== ==========  =======  ====== =======   =============  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $       -- $     -- $       --  $    --  $   -- $    --   $          --  $     --
  Net investment gains (losses).......... $      (3) $    (2) $       --  $    --  $   -- $    --   $          --  $     --
  Net derivative gains (losses).......... $       -- $     -- $       --  $   (8)  $  (4) $  (36)   $        (83)  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          -------------------------------------------------------------------------------
                                                                 U.S.               State and
                                            U.S.     Foreign   Treasury             Political                  Foreign
                                          Corporate Corporate and Agency    RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ----------- -------- ----------- ------ ------- -----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance at January 1,.................... $  1,432  $    580  $        -- $    239  $      23  $  220 $   147 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --           --       --         --      --      --          --
   Net investment gains (losses).........       --      (24)           --      (4)         --      --     (1)          --
   Net derivative gains (losses).........       --        --           --       --         --      --      --          --
  OCI....................................       66        44           --       39          2       8       6           1
Purchases (3)............................      227       269           --       61         --     148      22          --
Sales (3)................................    (183)      (56)           --     (63)         --    (15)    (71)          --
Issuances (3)............................       --        --           --       --         --      --      --          --
Settlements (3)..........................       --        --           --       --         --      --      --          --
Transfers into Level 3 (4)...............       76        68           --        6         --      --      39          --
Transfers out of Level 3 (4).............    (191)      (13)           --       --         --    (18)    (17)          --
                                          --------  --------  ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,434  $    868  $        -- $    278  $      25  $  343 $   125 $         3
                                          ========  ========  =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $      1  $        -- $     --  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $   (16)  $        -- $    (2)  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --  $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------------------
                                    Equity Securities:                Net Derivatives: (6)
                                    -------------------             ------------------------
                                       Non-
                                    redeemable                                                                Separate
                                    Preferred   Common  Short-term  Interest         Equity   Net Embedded    Account
                                      Stock     Stock   Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                    ---------- -------- ----------- -------- ------ -------- --------------- ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $       76 $     21  $       10  $  174  $ (1)  $     43   $       1,009   $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........         --       --          --      --     --        --              --         --
   Net investment gains (losses)...         --      (2)          --      --     --        --              --         16
   Net derivative gains (losses)...         --       --          --       1     10      (91)           1,296         --
 OCI...............................         20        9          --       1     --        --              --         --
Purchases (3)......................         --       --          13      --     --        --              --          1
Sales (3)..........................        (3)      (2)        (10)      --     --        --              --        (5)
Issuances (3)......................         --       --          --    (10)     --        --              --         --
Settlements (3)....................         --       --          --    (47)     --       (3)            (15)         --
Transfers into Level 3 (4).........         --       --          --      --     --        --              --          1
Transfers out of Level 3 (4).......         --       --          --      --      1        --              --        (2)
                                    ---------- --------  ----------  ------  -----  --------   -------------   --------
Balance at December 31,............ $       93 $     26  $       13  $  119  $  10  $   (51)   $       2,290   $    141
                                    ========== ========  ==========  ======  =====  ========   =============   ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $       -- $     --  $       --  $   --  $  --  $     --   $          --   $     --
 Net investment gains (losses)..... $       -- $    (4)  $       --  $   --  $  --  $     --   $          --   $     --
 Net derivative gains (losses)..... $       -- $     --  $       --  $    3  $  11  $   (88)   $       1,305   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          --------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                 Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS  Government
                                          --------- --------- ------------- -------- ----------- ------ ------ -----------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $  1,510  $    880   $        34 $    282    $     32 $  321 $  130 $        14
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         6         1            --        1          --     --     --          --
   Net investment gains (losses).........        32      (20)            --      (5)          --    (6)     --          --
   Net derivative gains (losses).........        --        --            --       --          --     --     --          --
  OCI....................................        80        22            --      (9)         (8)      8     19          --
Purchases (3)............................        76       282            --       16          --    166     17          --
Sales (3)................................     (175)     (515)            --     (34)         (1)   (46)   (19)        (12)
Issuances (3)............................        --        --            --       --          --     --     --          --
Settlements (3)..........................        --        --            --       --          --     --     --          --
Transfers into Level 3 (4)...............        40         3            --        1          --     --     --          --
Transfers out of Level 3 (4).............     (137)      (73)          (34)     (13)          --  (223)     --          --
                                           --------  --------   ----------- --------    -------- ------ ------ -----------
Balance at December 31,..................  $  1,432  $    580   $        -- $    239    $     23 $  220 $  147 $         2
                                           ========  ========   =========== ========    ======== ====== ====== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      6  $      1   $        -- $      1    $     -- $   -- $   -- $        --
  Net investment gains (losses)..........  $     --  $    (9)   $        -- $    (5)    $     -- $  (2) $   -- $        --
  Net derivative gains (losses)..........  $     --  $     --   $        -- $     --    $     -- $   -- $   -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                          Equity Securities:              Net Derivatives: (6)
                                          ------------------             -----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred  Common  Short-term  Interest         Equity  Net Embedded    Account
                                            Stock    Stock   Investments   Rate   Credit  Market Derivatives (7) Assets (8)
                                          ---------- ------- ----------- -------- ------- ------ --------------- ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $     214 $    22  $      173  $ (61)  $    11 $  12     $        677   $    133
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --      --          --      --       --    --               --         --
   Net investment gains (losses).........       (24)       2         (1)      --       --    --               --        (7)
   Net derivative gains (losses).........         --      --          --      50     (10)    32              254         --
  OCI....................................          1     (6)          --     199       --    --               --         --
Purchases (3)............................         --       9          10      --       --     3               --          5
Sales (3)................................      (115)     (6)       (172)      --       --    --               --        (1)
Issuances (3)............................         --      --          --      --      (1)   (4)               --         --
Settlements (3)..........................         --      --          --    (13)      (1)    --               78         --
Transfers into Level 3 (4)...............         --      --          --     (1)       --    --               --         --
Transfers out of Level 3 (4).............         --      --          --      --       --    --               --         --
                                           --------- -------  ----------  ------  ------- -----     ------------   --------
Balance at December 31,..................  $      76 $    21  $       10  $  174  $   (1) $  43     $      1,009   $    130
                                           ========= =======  ==========  ======  ======= =====     ============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      -- $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net investment gains (losses)..........  $     (3) $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net derivative gains (losses)..........  $      -- $    --  $       --  $   39  $  (10) $  33     $        256   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                              2013     2012
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  1,528 $  2,539
Difference between estimated fair value and unpaid principal balance......       70      127
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,598 $  2,666
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  1,436 $  2,444
Difference between estimated fair value and contractual principal balance.       25      115
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,461 $  2,559
                                                                           ======== ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                                  At December 31,          Years Ended December 31,
                                         -------------------------------- --------------------------
                                           2013      2012        2011       2013     2012     2011
                                         --------  --------   ----------- -------- --------- -------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                          (In millions)
Mortgage loans, net (1)................. $   36     $   65     $     8    $    (4) $       4 $     8
Other limited partnership interests (2). $    5     $    6     $     5    $    (6) $     (3) $   (2)
Real estate joint ventures (3).......... $    1     $    2     $    --    $    (1) $     (3) $    --
Goodwill (4)............................ $   --     $   --     $    --    $   (66) $   (394) $    --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,120 $        -- $        -- $      6,427  $      6,427
Policy loans........................ $   1,219 $        -- $       872 $        407  $      1,279
Real estate joint ventures.......... $      55 $        -- $        -- $         98  $         98
Other limited partnership interests. $      78 $        -- $        -- $         89  $         89
Other invested assets............... $     931 $        -- $       995 $         --  $        995
Premiums, reinsurance and other
 receivables........................ $   5,928 $        -- $        24 $      6,282  $      6,306
Liabilities
PABs................................ $  20,875 $        -- $        -- $     21,987  $     21,987
Long-term debt...................... $     790 $        -- $     1,009 $         --  $      1,009
Other liabilities................... $     258 $        -- $        96 $        162  $        258
Separate account liabilities........ $   1,448 $        -- $     1,448 $         --  $      1,448

                                                           December 31, 2012
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,491 $        -- $        -- $      7,009  $      7,009
Policy loans........................ $   1,216 $        -- $       861 $        450  $      1,311
Real estate joint ventures.......... $      59 $        -- $        -- $        101  $        101
Other limited partnership interests. $      94 $        -- $        -- $        103  $        103
Other invested assets............... $     432 $        -- $       548 $         --  $        548
Premiums, reinsurance and other
 receivables........................ $   6,015 $        -- $        86 $      6,914  $      7,000
Liabilities
PABs................................ $  22,613 $        -- $        -- $     24,520  $     24,520
Long-term debt...................... $     791 $        -- $     1,076 $         --  $      1,076
Other liabilities................... $     237 $        -- $        81 $        156  $        237
Separate account liabilities........ $   1,296 $        -- $     1,296 $         --  $      1,296

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)

In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the market multiple and discounted cash flow valuation techniques indicated that the fair value of the Retail Life & Other reporting unit was below its carrying value. Due to these results, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was also performed. This appraisal also resulted in a fair value of the Retail Life & Other reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. An increase in required reserves on universal life products with secondary guarantees, together with modifications to financial reinsurance treaty terms, was reflected in the fair value estimate. In addition, decreased future sales assumptions reflected in the valuation were driven by the discontinuance of certain sales of universal life products with secondary guarantees by the Company. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013. The full amount was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment test of its Corporate Benefit Funding reporting unit using a market multiple valuation approach and concluded that the fair value of such reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......       --      --          --         --
                                   --------  ------    --------   --------
      Total goodwill, net......... $    241  $  307    $    405   $    953

     Impairments (2)..............    (218)      --       (176)      (394)

     Balance at December 31, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (218)      --       (176)      (394)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     23  $  307    $    229   $    559
     Impairments                       (23)      --        (43)       (66)
     Balance at December 31, 2013.
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (241)      --       (219)      (460)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     --  $  307    $    186   $    493
                                   ========  ======    ========   ========

--------

(1)For purposes of goodwill impairment testing, the $229 million of net goodwill in Corporate & Other at December 31, 2012, which resulted from goodwill acquired as part of the 2005 Travelers acquisition, was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $43 million and $186 million, respectively. As reflected in the table, the $43 million related to the Retail segment was impaired for the year ended December 31, 2013.

(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

11. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2013     2012
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated........   8.60%      2038 $    750 $    750
    Long-term debt -- unaffiliated (1).   7.03%      2030       40       41
                                                          -------- --------
     Total long-term debt (2)..........                   $    790 $    791
                                                          ======== ========

--------

(1)Principal and interest is paid quarterly.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Debt (continued)


(2)Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  As of December 31, 2013, MetLife Insurance Company of Connecticut's sole foreign insurance subsidiary, MetLife Assurance Limited ("MAL") was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.

Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in -kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance at December 31, 2010...................      $          412    $      (70)  $    (125) $      217
OCI before reclassifications...................               2,118            356        (16)      2,458
Income tax expense (benefit)...................               (747)          (125)           2      (870)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,783            161       (139)      1,805
Amounts reclassified from AOCI.................                (44)            (9)          --       (53)
Income tax expense (benefit)...................                  16              3          --         19
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)            (6)          --       (34)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2011...................               1,755            155       (139)      1,771
OCI before reclassifications...................                 945              7          88      1,040
Income tax expense (benefit)...................               (350)            (1)           2      (349)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,350            161        (49)      2,462
Amounts reclassified from AOCI.................                (95)            (3)          --       (98)
Income tax expense (benefit)...................                  35              1          --         36
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (60)            (2)          --       (62)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2012...................               2,290            159        (49)      2,400
OCI before reclassifications...................             (2,039)          (193)          28    (2,204)
Income tax expense (benefit)...................                 671             68         (2)        737
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................                 922             34        (23)        933
Amounts reclassified from AOCI.................                (55)           (11)          --       (66)
Income tax expense (benefit)...................                  18              4          --         22
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (37)            (7)          --       (44)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2013...................      $          885    $        27  $     (23) $      889
                                                     ==============    ===========  ========== ==========

--------

(1)See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
--------------------------------------------    -----------------------------  ------------------------------------
                                                  Years Ended December 31,
                                                -----------------------------
                                                  2013       2012      2011
                                                ---------  --------- ---------
                                                        (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $      48  $      98 $      14 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        16          6        25 Net investment income
  Net unrealized investment gains
   (losses)....................................         2       (12)        10 Net derivative gains (losses)
  OTTI.........................................      (11)          3       (5) OTTI on fixed maturity securities
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax...............        55         95        44
    Income tax (expense) benefit...............      (18)       (35)      (16)
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............... $      37  $      60 $      28
                                                =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps..........................        --         --         1 Net derivative gains (losses)
  Interest rate forwards.......................         9          1         9 Net derivative gains (losses)
  Interest rate forwards.......................         1          1        -- Net investment income
  Foreign currency swaps.......................        --          1       (2) Net derivative gains (losses)
  Credit forwards..............................        --         --         1 Net derivative gains (losses)
  Credit forwards..............................         1         --        -- Net investment income
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.........................        11          3         9
    Income tax (expense) benefit...............       (4)        (1)       (3)
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $       7  $       2 $       6
                                                =========  ========= =========
Total reclassifications, net of income tax..... $      44  $      62 $      34
                                                =========  ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2013     2012      2011
                                                   -------- -------- ----------
                                                          (In millions)
 Compensation..................................... $    352 $    402 $      357
 Commissions......................................      639      939      1,418
 Volume-related costs.............................      138      159        196
 Affiliated interest costs on ceded reinsurance...      212      271        271
 Capitalization of DAC............................    (504)    (886)    (1,365)
 Amortization of DAC and VOBA.....................       50    1,035      1,159
 Interest expense on debt and debt issuance costs.      190      231        389
 Premium taxes, licenses and fees.................       57       63         75
 Professional services............................       41       25         50
 Rent and related expenses........................       31       37         29
 Other............................................      453      444        402
                                                   -------- -------- ----------
  Total other expenses............................ $  1,659 $  2,720 $    2,981
                                                   ======== ======== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Current:
   Federal................................................... $ (41)          $  (235)          $  (157)
   Foreign...................................................      8              (10)               (5)
                                                              ------          --------          --------
     Subtotal................................................   (33)             (245)             (162)
                                                              ------          --------          --------
  Deferred:
   Federal...................................................    242               598               613
   Foreign...................................................     18                19                42
                                                              ------          --------          --------
     Subtotal................................................    260               617               655
                                                              ------          --------          --------
       Provision for income tax expense (benefit)............ $  227          $    372          $    493
                                                              ======          ========          ========

    The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Income (loss) from continuing operations:
   Domestic.................................................. $  869          $  1,492          $  1,545
   Foreign...................................................     78               (2)               122
                                                              ------          --------          --------
     Total................................................... $  947          $  1,490          $  1,667
                                                              ======          ========          ========

    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Tax provision at U.S. statutory rate....................... $  331          $    522          $    583
  Tax effect of:
   Dividend received deduction...............................   (81)              (70)              (69)
   Tax-exempt income.........................................     --               (1)               (2)
   Prior year tax............................................    (4)                 3               (9)
   Tax credits...............................................   (10)               (8)              (11)
   Foreign tax rate differential.............................    (2)                13               (1)
   Change in valuation allowance.............................     --                22               (2)
   Goodwill impairment.......................................     13             (109)                --
   Sale of subsidiary........................................   (24)                --                --
   Other, net................................................      4                --                 4
                                                              ------          --------          --------
     Provision for income tax expense (benefit).............. $  227          $    372          $    493
                                                              ======          ========          ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                              December 31,
                                                            --------------------------------------------
                                                                 2013                       2012
                                                            ----------------          ------------------
                                                                           (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables.................. $          1,282          $              883
 Net operating loss carryforwards..........................               22                          32
 Employee benefits.........................................               --                           3
 Tax credit carryforwards..................................              125                          92
 Other.....................................................                7                          35
                                                            ----------------          ------------------
   Total gross deferred income tax assets..................            1,436                       1,045
 Less: Valuation allowance.................................               --                          25
                                                            ----------------          ------------------
   Total net deferred income tax assets....................            1,436                       1,020
                                                            ----------------          ------------------
Deferred income tax liabilities:
 Investments, including derivatives........................              651                         258
 Net unrealized investment gains...........................              575                       1,336
 DAC and VOBA..............................................            1,543                       1,281
 Other.....................................................               52                          15
                                                            ----------------          ------------------
   Total deferred income tax liabilities...................            2,821                       2,890
                                                            ----------------          ------------------
     Net deferred income tax asset (liability)............. $        (1,385)          $          (1,870)
                                                            ================          ==================

   The following table sets forth the domestic net operating carryforwards for tax purposes at December 31,
 2013:

                                                                             Net Operating Loss
                                                                               Carryforwards
                                                            ------------------------------------------------
                                                                Amount                        Expiration
                                                            ----------------              ------------------
                                                             (In millions)
Domestic................................................... $             64               Beginning in 2028

   Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          ---------------------------
                                                                           2013     2012      2011
                                                                          ------- --------- ---------
                                                                                 (In millions)
Balance at January 1,.................................................... $   (1) $      29 $      38
Additions for tax positions of prior years...............................      25        46        --
Reductions for tax positions of prior years..............................     (1)      (76)       (3)
Additions for tax positions of current year..............................       1         9         2
Reductions for tax positions of current year.............................     (1)       (9)       (8)
                                                                          ------- --------- ---------
Balance at December 31,..................................................     $23 $     (1) $      29
                                                                          ======= ========= =========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    23  $    (1)  $    (3)
                                                                          ======= ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013    2012    2011
                                                                  ------  ------  -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    1  $  (9)  $    --

                                                                            December 31,
                                                                          ---------------
                                                                           2013    2012
                                                                          ------  -------
                                                                          (In millions)
Interest included in other liabilities in the consolidated balance sheets $    1  $    --

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On
 December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    10 $    19
  Premium tax offsets currently available for paid assessments.      10       2
                                                                ------- -------
                                                                $    20 $    21
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    14 $    37
                                                                ======= =======

   On September 1, 2011, the Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $956 million and $1.0 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $147 million and $181 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $57 million and $144 million at December 31, 2013 and 2012, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2013 and 2012, the Company had agreed to fund up to $61 million and $86 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $74 million and $106 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

    See Note 7 "-- Related Party Investment Transactions" for additional other commitments.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)

Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million and $235 million at December 31, 2013 and 2012, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2013 and 2012. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

16. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.9 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $209 million, $179 million and $145 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $186 million, $166 million and $136 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $210 million and $109 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 7 and 11 for additional information on related party transactions.

17. Subsequent Event

  On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MAL. Beginning in the first quarter of 2014, the Company will account for and report MAL as discontinued operations. MetLife Insurance Company of Connecticut expects to record a charge of between $350 million and $390 million, net of income tax, reflecting the estimated loss on sale, in the first quarter of 2014. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                   Amount at
                                                    Cost or       Estimated Fair Which Shown on
Types of Investments                           Amortized Cost (1)     Value      Balance Sheet
--------------------                           ------------------ -------------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $         8,188  $     8,294    $       8,294
   Public utilities...........................              3,966        4,275            4,275
   State and political subdivision securities.              2,147        2,224            2,224
   Foreign government securities..............              1,038        1,122            1,122
   All other corporate bonds..................             19,512       20,478           20,478
                                                  ---------------  -----------    -------------
     Total bonds..............................             34,851       36,393           36,393
 Mortgage-backed and asset-backed securities..              8,214        8,393            8,393
 Redeemable preferred stock...................                412          466              466
                                                  ---------------  -----------    -------------
       Total fixed maturity securities........             43,477       45,252           45,252
                                                  ---------------  -----------    -------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......                161          201              201
 Non-redeemable preferred stock...............                236          217              217
                                                  ---------------  -----------    -------------
     Total equity securities..................                397          418              418
                                                  ---------------  -----------    -------------
       Mortgage loans, net....................              7,718                         7,718
Policy loans..................................              1,219                         1,219
Real estate and real estate joint ventures....                754                           754
Other limited partnership interests...........              2,130                         2,130
Short-term investments........................              2,107                         2,107
Other invested assets.........................              2,555                         2,555
                                                  ---------------                 -------------
        Total investments.....................    $        60,357                 $      62,153
                                                  ===============                 =============

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                                                  2013
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  29,690
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       319
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,224
  Policy loans.................................................................................................     1,068
  Real estate and real estate joint ventures...................................................................       419
  Other limited partnership interests..........................................................................     1,318
  Short-term investments, principally at estimated fair value..................................................     1,512
  Investment in subsidiaries...................................................................................     6,099
  Loans to subsidiaries........................................................................................       680
  Other invested assets, principally at estimated fair value...................................................     1,139
                                                                                                                ---------
   Total investments...........................................................................................    46,468
Cash and cash equivalents, principally at estimated fair value.................................................       417
Accrued investment income......................................................................................       287
Premiums, reinsurance and other receivables....................................................................     7,195
Receivables from subsidiaries..................................................................................       858
Deferred policy acquisition costs and value of business acquired...............................................     1,011
Current income tax recoverable.................................................................................        88
Goodwill.......................................................................................................       493
Other assets...................................................................................................       132
Separate account assets........................................................................................    16,036
                                                                                                                ---------
   Total assets................................................................................................ $  72,985
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,099
Policyholder account balances..................................................................................    22,387
Other policy-related balances..................................................................................       246
Payables for collateral under securities loaned and other transactions.........................................     4,811
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................        --
Deferred income tax liability..................................................................................        16
Other liabilities..............................................................................................       852
Separate account liabilities...................................................................................    16,036
                                                                                                                ---------
   Total liabilities...........................................................................................    64,197
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,737
Retained earnings..............................................................................................     1,076
Accumulated other comprehensive income (loss)..................................................................       889
                                                                                                                ---------
   Total stockholders' equity..................................................................................     8,788
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  72,985
                                                                                                                =========

                                                                                                                  2012
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  35,152
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       277
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,703
  Policy loans.................................................................................................     1,086
  Real estate and real estate joint ventures...................................................................       371
  Other limited partnership interests..........................................................................     1,181
  Short-term investments, principally at estimated fair value..................................................     1,833
  Investment in subsidiaries...................................................................................     6,641
  Loans to subsidiaries........................................................................................       305
  Other invested assets, principally at estimated fair value...................................................     1,682
                                                                                                                ---------
   Total investments...........................................................................................    53,231
Cash and cash equivalents, principally at estimated fair value.................................................       553
Accrued investment income......................................................................................       316
Premiums, reinsurance and other receivables....................................................................     7,003
Receivables from subsidiaries..................................................................................       833
Deferred policy acquisition costs and value of business acquired...............................................       789
Current income tax recoverable.................................................................................        --
Goodwill.......................................................................................................       558
Other assets...................................................................................................       140
Separate account assets........................................................................................    15,238
                                                                                                                ---------
   Total assets................................................................................................ $  78,661
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,632
Policyholder account balances..................................................................................    24,039
Other policy-related balances..................................................................................       872
Payables for collateral under securities loaned and other transactions.........................................     6,477
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................         3
Deferred income tax liability..................................................................................       266
Other liabilities..............................................................................................       824
Separate account liabilities...................................................................................    15,238
                                                                                                                ---------
   Total liabilities...........................................................................................    68,101
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,718
Retained earnings..............................................................................................     1,356
Accumulated other comprehensive income (loss)..................................................................     2,400
                                                                                                                ---------
   Total stockholders' equity..................................................................................    10,560
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  78,661
                                                                                                                =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Condensed Statements of Operations
Revenues
Premiums............................................................. $     181 $     144 $     148
Universal life and investment-type product policy fees...............       645       662       632
Net investment income................................................     1,797     1,854     1,943
Equity in earnings of subsidiaries...................................       287       773       574
Other revenues.......................................................       147       151       154
Net investment gains (losses)........................................        54        20        14
Net derivative gains (losses)........................................     (105)     (140)       241
                                                                      --------- --------- ---------
 Total revenues......................................................     3,006     3,464     3,706
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................       916       797       755
Interest credited to policyholder account balances...................       618       666       710
Goodwill impairment..................................................        66       327        --
Other expenses.......................................................       499       576       772
                                                                      --------- --------- ---------
 Total expenses......................................................     2,099     2,366     2,237
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       907     1,098     1,469
Provision for income tax expense (benefit)...........................       187      (20)       295
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========
Comprehensive income (loss).......................................... $   (791) $   1,755 $   2,728
                                                                      ========= ========= =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                2013        2012      2011
                                                                            ------------ ---------- ---------
Condensed Statements of Cash Flows
Cash flows from operating activities
  Net cash provided by (used in) operating activities...................... $        957 $    1,184 $     886
Cash flows from investing activities
  Sales, maturities, and repayments of:
    Fixed maturity securities..............................................       14,647     10,714    13,921
    Equity securities......................................................           56         46       163
    Mortgage loans.........................................................        1,154        845       552
    Real estate and real estate joint ventures.............................           58         47        12
    Other limited partnership interests....................................          102        154       159
  Purchases of:
    Fixed maturity securities..............................................     (11,000)   (10,729)  (11,658)
    Equity securities......................................................         (51)       (27)      (22)
    Mortgage loans.........................................................        (648)      (428)     (946)
    Real estate and real estate joint ventures.............................        (129)       (77)      (83)
    Other limited partnership interests....................................        (192)      (179)     (214)
  Cash received in connection with freestanding derivatives................           73        362       375
  Cash paid in connection with freestanding derivatives....................        (644)      (322)     (453)
  Dividends from subsidiaries..............................................           25         --        --
  Returns of capital from subsidiaries.....................................           52         84        49
  Capital contributions to subsidiaries....................................          (3)      (166)     (422)
  Issuances of loans to affiliates.........................................        (375)         --     (305)
  Net change in policy loans...............................................           18         15        26
  Net change in short-term investments.....................................          321      (251)     (487)
  Net change in other invested assets......................................         (39)       (50)      (16)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) investing activities........................        3,425         38       651
                                                                            ------------ ---------- ---------
Cash flows from financing activities
  Policyholder account balances:
    Deposits...............................................................       12,156     11,577    14,151
    Withdrawals............................................................     (13,987)   (12,298)  (15,754)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................      (1,666)        102     (482)
  Financing element on certain derivative instruments......................         (21)         75       127
  Return of capital........................................................           --         --      (47)
  Dividends on common stock................................................      (1,000)      (504)     (517)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) financing activities........................      (4,518)    (1,048)   (2,522)
                                                                            ------------ ---------- ---------
Change in cash and cash equivalents........................................        (136)        174     (985)
Cash and cash equivalents, beginning of year...............................          553        379     1,364
                                                                            ------------ ---------- ---------
Cash and cash equivalents, end of year..................................... $        417 $      553 $     379
                                                                            ============ ========== =========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
    Interest............................................................... $         64 $       64 $      64
                                                                            ============ ========== =========
    Income tax............................................................. $        120 $    (194) $    (66)
                                                                            ============ ========== =========
  Non-cash transactions:
    Capital contribution from MetLife, Inc................................. $         19 $       45 $      --
                                                                            ============ ========== =========
    Returns of capital from subsidiaries................................... $         -- $      202 $      --
                                                                            ============ ========== =========
    Capital contributions to subsidiaries.................................. $         16 $       31 $      --
                                                                            ============ ========== =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company's obligations under this net worth maintenance agreement will terminate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                    Future Policy Benefits
                             DAC          and Other        Policyholder
                             and        Policy-Related       Account        Unearned       Unearned
Segment                      VOBA          Balances          Balances   Premiums (1), (2) Revenue (1)
-------------------------- -------- ---------------------- ------------ ----------------- -----------
2013
Retail.................... $  4,698    $         10,345     $  25,499     $           9    $    156
Corporate Benefit Funding.        6              14,270         7,952                --           2
Corporate & Other.........       26               6,540             2                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,730    $         31,155     $  33,453     $          13    $    158
                           ========    ================     =========     =============    ========
2012
Retail.................... $  3,738    $          9,355     $  28,287     $           9    $    158
Corporate Benefit Funding.        8              15,078         8,688                --           2
Corporate & Other.........       --               6,288             1                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  3,746    $         30,721     $  36,976     $          13    $    160
                           ========    ================     =========     =============    ========
2011
Retail.................... $  4,080    $          7,915     $  30,001     $           7    $    184
Corporate Benefit Funding.       13              14,042         8,375                --           2
Corporate & Other.........      128               6,515         3,699                 5          72
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,221    $         28,472     $  42,075     $          12    $    258
                           ========    ================     =========     =============    ========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                   Policyholder
                                                   Benefits and
                            Premium                 Claims and     Amortization of
                            Revenue      Net     Interest Credited  DAC and VOBA      Other
                           and Policy Investment  to Policyholder    Charged to     Operating
Segment                     Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------------------------- ---------- ---------- ----------------- --------------- ------------
2013
Retail....................  $  2,688   $  1,515    $      1,875      $        44    $   1,341
Corporate Benefit Funding.       219      1,108             855                5           34
Corporate & Other.........        35        229              14                1          234
                            --------   --------    ------------      -----------    ---------
 Total....................  $  2,942   $  2,852    $      2,744      $        50    $   1,609
                            ========   ========    ============      ===========    =========
2012
Retail....................  $  2,716   $  1,434    $      2,031      $     1,023    $   1,381
Corporate Benefit Funding.       658      1,111           1,318               10           36
Corporate & Other.........       148        407             187                2          268
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,522   $  2,952    $      3,536      $     1,035    $   1,685
                            ========   ========    ============      ===========    =========
2011
Retail....................  $  2,596   $  1,360    $      1,984      $     1,149    $   1,268
Corporate Benefit Funding.     1,105      1,142           1,763                4           36
Corporate & Other.........        83        572             102                6          518
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,784   $  3,074    $      3,849      $     1,159    $   1,822
                            ========   ========    ============      ===========    =========

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                              % Amount
                               Gross Amount   Ceded    Assumed  Net Amount Assumed to Net
                               ------------ ---------- -------- ---------- --------------
2013
Life insurance in-force.......  $  466,650  $  424,836 $  7,273 $  49,087         14.8%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,327  $      737 $     10 $     600          1.7%
Accident and health insurance.         234         228       --         6           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    1,561  $      965 $     10 $     606          1.7%
                                ==========  ========== ======== =========
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $  45,508         17.0%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $   1,254          0.9%
Accident and health insurance.         248         241       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,063  $      813 $     11 $   1,261          0.9%
                                ==========  ========== ======== =========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $  45,761         17.7%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $   1,821          0.4%
Accident and health insurance.         249         242       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,429  $      608 $      7 $   1,828          0.4%
                                ==========  ========== ======== =========

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $
10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $ 7 million, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

                             FINANCIAL STATEMENTS

                         AS OF AND FOR THE YEARS ENDED
                       DECEMBER 31, 2013, 2012 AND 2011
                       AND INDEPENDENT AUDITORS' REPORT

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Exeter Reassurance Company, Ltd.:

We have audited the accompanying financial statements of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

OTHER MATTERS

In our report dated April 2, 2014 on the previously issued 2012 financial statements filed with the Cayman Islands Monetary Authority ("CIMA"), we expressed an opinion that the Company's 2012 balance sheet did not fairly present insurance liabilities and, accordingly, did not conform to the presentation required under accounting principles generally accepted in the United States of America. That presentation was based on practices prescribed or permitted by CIMA. As noted in Note 1, in these general purpose financial statements, the Company has changed its presentation of insurance liabilities to conform to accounting principles generally accepted in the United States of America. Accordingly, our present opinion on the 2012 financial statements, as presented herein, is different from that expressed in our previous report.

In addition, results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Princeton, New Jersey
April 2, 2014

                       EXETER REASSURANCE COMPANY, LTD.

                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                           2013
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,321,081
  Short-term investments, at estimated fair value....................................................       2,781,282
  Derivative assets..................................................................................       2,375,499
  Funds withheld at interest.........................................................................       2,694,267
                                                                                                      ---------------
   Total investments.................................................................................       9,172,129
Cash and cash equivalents............................................................................         629,616
Accrued investment income............................................................................          94,238
Premiums, reinsurance and other receivables..........................................................         645,814
Deferred policy acquisition costs....................................................................         159,820
Current income tax recoverable.......................................................................         196,592
Deferred income tax recoverable......................................................................       1,529,464
                                                                                                      ---------------
   Total assets...................................................................................... $    12,427,673
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,747,421
Policyholder account balances........................................................................       2,488,945
Other policy-related balances........................................................................       2,170,145
Policyholder dividends payable.......................................................................          16,256
Debt -- affiliated...................................................................................         575,118
Derivative liabilities...............................................................................       2,648,454
Other liabilities....................................................................................         551,170
                                                                                                      ---------------
   Total liabilities.................................................................................      11,197,509
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................               2
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................             135
Additional paid-in capital...........................................................................       4,125,653
Retained earnings (accumulated deficit)..............................................................     (2,964,638)
Accumulated other comprehensive income (loss)........................................................          69,012
                                                                                                      ---------------
   Total stockholder's equity........................................................................       1,230,164
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    12,427,673
                                                                                                      ===============

                                                                                                           2012
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,785,619
  Short-term investments, at estimated fair value....................................................       4,307,652
  Derivative assets..................................................................................       4,652,428
  Funds withheld at interest.........................................................................       2,436,815
                                                                                                      ---------------
   Total investments.................................................................................      13,182,514
Cash and cash equivalents............................................................................         905,519
Accrued investment income............................................................................          93,501
Premiums, reinsurance and other receivables..........................................................         775,433
Deferred policy acquisition costs....................................................................         136,661
Current income tax recoverable.......................................................................         261,720
Deferred income tax recoverable......................................................................       2,267,071
                                                                                                      ---------------
   Total assets...................................................................................... $    17,622,419
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,735,580
Policyholder account balances........................................................................       8,831,285
Other policy-related balances........................................................................       1,896,818
Policyholder dividends payable.......................................................................          17,438
Debt -- affiliated...................................................................................          75,118
Derivative liabilities...............................................................................       1,665,997
Other liabilities....................................................................................       1,726,141
                                                                                                      ---------------
   Total liabilities.................................................................................      16,948,377
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................             200
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................          13,466
Additional paid-in capital...........................................................................       4,085,299
Retained earnings (accumulated deficit)..............................................................     (3,504,200)
Accumulated other comprehensive income (loss)........................................................          79,277
                                                                                                      ---------------
   Total stockholder's equity........................................................................         674,042
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    17,622,419
                                                                                                      ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                            2013           2012          2011
                                                        ------------- --------------- -----------
REVENUES
Premiums............................................... $      59,372 $       949,827 $    71,518
Universal life and investment-type product policy fees.       586,571         548,425     432,722
Net investment income..................................        35,423          20,695      17,238
Net investment gains (losses)..........................      (56,581)          41,793     (1,086)
Net derivative gains (losses)..........................     1,935,248     (3,676,589)     230,434
Other revenues.........................................         1,395          22,916      43,740
                                                        ------------- --------------- -----------
   Total revenues......................................     2,561,428     (2,092,933)     794,566
                                                        ------------- --------------- -----------
EXPENSES
Policyholder benefits and claims.......................     1,379,886       1,811,746     309,339
Interest credited to policyholder account balances.....        17,399          16,598      15,831
Policyholder dividends.................................        26,675          30,279      30,722
Other expenses.........................................       101,207         206,841     169,883
                                                        ------------- --------------- -----------
   Total expenses......................................     1,525,167       2,065,464     525,775
                                                        ------------- --------------- -----------
Income (loss) before provision for income tax..........     1,036,261     (4,158,397)     268,791
Provision for income tax expense (benefit).............       364,215     (1,455,499)      94,077
                                                        ------------- --------------- -----------
Net income (loss)...................................... $     672,046 $   (2,702,898) $   174,714
                                                        ============= =============== ===========



              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                             2013           2012           2011
                                                         ------------ ---------------- ------------
Net income (loss)....................................... $    672,046 $    (2,702,898) $    174,714
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related
   offsets..............................................     (56,634)           25,017       35,549
 Foreign currency translation adjustments...............       26,548           13,028     (15,751)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), before income tax...     (30,086)           38,045       19,798
 Income tax (expense) benefit related to items of other
   comprehensive income (loss)..........................       19,821          (8,756)     (12,442)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), net of income tax...     (10,265)           29,289        7,356
                                                         ------------ ---------------- ------------
Comprehensive income (loss)............................. $    661,781 $    (2,673,609) $    182,070
                                                         ============ ================ ============




              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)




                                                                                                  RETAINED
                                                                                   ADDITIONAL     EARNINGS
                                                             PREFERRED   COMMON     PAID-IN     (ACCUMULATED
                                                              STOCK      STOCK      CAPITAL       DEFICIT)
                                                            ---------- ---------- ------------ --------------
Balance at December 31, 2010...............................  $     --  $   13,466 $    548,218 $    (976,016)
Capital contribution from MetLife, Inc. (Note 9)...........                            703,860
Comprehensive income (loss):
Net income (loss)..........................................                                           174,714
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2011...............................        --      13,466    1,252,078      (801,302)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                            833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................       200                1,999,800
Comprehensive income (loss):
Net income (loss)..........................................                                       (2,702,898)
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2012...............................       200      13,466    4,085,299    (3,504,200)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                             26,825
Change in preferred and common stock par value
 (Note 9)..................................................     (198)    (13,331)       13,529
Dividends on perpetual preferred stock.....................                                         (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                           672,046
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2013...............................  $      2  $      135 $  4,125,653 $  (2,964,638)
                                                             ========  ========== ============ ==============

                                                                  ACCUMULATED OTHER
                                                             COMPREHENSIVE INCOME (LOSS)
                                                            -----------------------------
                                                                  NET         FOREIGN
                                                              UNREALIZED      CURRENCY
                                                              INVESTMENT    TRANSLATION           TOTAL
                                                             GAINS (LOSSES)  ADJUSTMENTS   STOCKHOLDER'S EQUITY
                                                            --------------- ------------- ---------------------
Balance at December 31, 2010...............................  $      3,341   $      39,291     $  (371,700)
Capital contribution from MetLife, Inc. (Note 9)...........                                        703,860
Comprehensive income (loss):
Net income (loss)..........................................                                        174,714
Other comprehensive income (loss), net of income tax.......        23,107        (15,751)            7,356
                                                             ------------   -------------     ------------
Balance at December 31, 2011...............................        26,448          23,540          514,230
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                        833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................                                      2,000,000
Comprehensive income (loss):
Net income (loss)..........................................                                    (2,702,898)
Other comprehensive income (loss), net of income tax.......        16,261          13,028           29,289
                                                             ------------   -------------     ------------
Balance at December 31, 2012...............................        42,709          36,568          674,042
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                         26,825
Change in preferred and common stock par value
 (Note 9)..................................................                                             --
Dividends on perpetual preferred stock.....................                                      (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                        672,046
Other comprehensive income (loss), net of income tax.......      (36,813)          26,548         (10,265)
                                                             ------------   -------------     ------------
Balance at December 31, 2013...............................  $      5,896   $      63,116     $  1,230,164
                                                             ============   =============     ============


              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                                                          2013           2012           2011
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)................................................................... $      672,046 $  (2,702,898) $      174,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Amortization of premiums and accretion of discounts associated with investments,
   net..............................................................................         20,823          5,956           (62)
  (Gains) losses on investments, net................................................         56,581       (41,793)          1,086
  (Gains) losses on derivatives, net................................................    (1,095,691)      4,156,565      (153,956)
  Universal life and investment-type product policy fees............................         11,088          (556)        (3,781)
  Change in accrued investment income...............................................          (737)       (77,901)        (8,031)
  Change in premiums, reinsurance and other receivables.............................        130,149        149,271        349,645
  Change in deferred policy acquisition costs, net..................................       (23,159)         41,444         28,571
  Change in income tax recoverable (payable)........................................        822,557    (1,617,392)       (50,030)
  Change in other assets............................................................         26,549         13,027       (15,750)
  Change in insurance-related liabilities and policy-related balances...............        979,232      1,932,786        757,824
  Change in other liabilities.......................................................        101,875       (31,859)      (354,977)
  Other, net........................................................................        114,256        130,954        131,273
                                                                                     -------------- -------------- --------------
Net cash provided by operating activities...........................................      1,815,569      1,957,604        856,526
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.........................................................        803,256      1,310,619        604,979
  Equity securities.................................................................            128          7,212          2,880
Purchases of fixed maturity securities..............................................      (415,825)    (2,264,346)      (754,191)
Cash received in connection with freestanding derivatives...........................        146,845        415,944        876,691
Cash paid in connection with freestanding derivatives...............................    (2,882,508)    (1,790,917)    (2,032,925)
Net change in short-term investments................................................      1,528,444      1,423,762    (4,538,307)
Net change in funds withheld at interest............................................      (257,452)      (218,801)       (91,382)
Other, net..........................................................................         61,021       (66,139)        235,425
                                                                                     -------------- -------------- --------------
Net cash used in investing activities...............................................    (1,016,091)    (1,182,666)    (5,696,830)
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..........................................................................             --            212            416
  Withdrawals.......................................................................             --       (10,330)        (2,644)
Change in payables for derivative collateral........................................    (1,276,847)    (1,627,743)      2,563,812
Long-term debt issuances -- affiliated..............................................        500,000             --      1,000,000
Capital contribution from MetLife, Inc..............................................             --        800,000        673,000
Dividend on preferred stock.........................................................      (132,484)             --             --
Other, net..........................................................................      (166,050)      (122,628)         80,761
                                                                                     -------------- -------------- --------------
Net cash (used in) provided by financing activities.................................    (1,075,381)      (960,489)      4,315,345
                                                                                     -------------- -------------- --------------
Change in cash and cash equivalents.................................................      (275,903)      (185,551)      (524,959)
Cash and cash equivalents, beginning of year........................................        905,519      1,091,070      1,616,029
                                                                                     -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................. $      629,616 $      905,519 $    1,091,070
                                                                                     ============== ============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest.......................................................................... $        5,107 $      134,691 $       69,232
                                                                                     ============== ============== ==============
  Income tax........................................................................ $      304,518 $      222,025 $      115,497
                                                                                     ============== ============== ==============
Non-cash transactions:
  Capital contribution from MetLife, Inc............................................ $       26,825 $       33,421 $       30,860
                                                                                     ============== ============== ==============
  Issuance of non-cumulative perpetual preferred shares............................. $           -- $    2,000,000 $           --
                                                                                     ============== ============== ==============
  Assignment of senior notes to MetLife, Inc........................................ $           -- $  (2,000,000) $           --
                                                                                     ============== ============== ==============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                       NOTES TO THE FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

BUSINESS

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  In 2011, the Company was redomesticated to the Cayman Islands. The Company was licensed as an Unrestricted Class B Insurer under the Insurance Law of the Cayman Islands (the "Law").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  In the second quarter of 2013, the Holding Company announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

BASIS OF PRESENTATION

  The Company has previously prepared, and filed, financial statements that comply with the filing requirements of the Cayman Islands Monetary Authority ("CIMA"). The financial statements as of and for the year ended December 31, 2012 presented insurance liabilities in the balance sheet in accordance with practices prescribed or permitted by CIMA, which presentation differs from the presentation requirements under generally accepted accounting principles. The presentation of insurance liabilities in these financial statements has been revised to present such amounts in accordance with accounting principles generally accepted in the United States.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

                     --------------------------------------
                     ACCOUNTING POLICY                 NOTE
                     --------------------------------------
                     Deferred Policy Acquistion Costs     2
                     --------------------------------------
                     Reserves                             3
                     --------------------------------------
                     Reinsurance                          4
                     --------------------------------------
                     Investments                          5
                     --------------------------------------
                     Derivatives                          6
                     --------------------------------------
                     Fair Value                           7
                     --------------------------------------
                     Income Tax                          11
                     --------------------------------------
                     Litigation Contingencies            12
                     --------------------------------------

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FUTURE POLICYHOLDER BENEFITS, POLICYHOLDER ACCOUNT BALANCES AND OTHER POLICY-RELATED BALANCES

  The Company establishes liabilities for insurance policies assumed by the Company. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for assumed universal secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities assumed are based on the average benefits payable over a range of scenarios.

  The assumed unearned revenue liability included in other policy-related balances relates to universal life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  The Company assumed and ceded guaranteed minimum benefits associated with certain variable annuity product risks that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees assumed are accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Guarantees assumed are accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other policy-related balances include policy and contract claims and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled.

DIVIDEND LIABILITY

  The terminal dividend liability for assumed participating traditional life insurance policies is equal to the liability for dividends paid to policyholders upon termination and after satisfying minimum period in-force requirements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to assumed traditional life and variable annuity business are recognized as revenues when due. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the business assumed.

DEFERRED POLICY ACQUISITION COSTS

  The Company reimburses the direct writer of the reinsured agreements for significant costs in connection with acquiring new and renewal reinsurance business. Costs that are related directly to the successful acquisition or renewal of reinsurance agreements are capitalized as DAC. Such costs primarily include:

    . incremental direct costs of contract acquisition, such as commissions; . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 Products reinsured:                    In proportion to the following over
                                        estimated lives of the reinsurance
                                        agreements:
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Variable universal life contracts   Actual and expected future gross
 .  Variable deferred annuity contracts profits.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  See Note 2 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

REINSURANCE AGREEMENTS

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as a reinsurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities and other policy-related balances. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. Certain assumed GMWB, GMAB and GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 INVESTMENTS

  NET INVESTMENT INCOME

    Income on investments is reported within net investment income, unless otherwise stated herein.

  FIXED MATURITY SECURITIES

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "--Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  SHORT-TERM INVESTMENTS

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at the estimated fair value or amortized cost, which approximates estimated fair value.

  DERIVATIVE ASSETS

    Derivative assets consist principally of freestanding derivatives with positive estimated fair values and are described in " -- Derivatives" below.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FUNDS WITHHELD AT INTEREST

    Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld asset rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

 DERIVATIVES

  FREESTANDING DERIVATIVES

    Freestanding derivatives are carried in the Company's balance sheets either as assets within derivative assets or as liabilities within derivative liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty absent a master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within derivative liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in derivative assets or derivative liabilities.

    The Company's derivatives are not designated as qualifying for hedge accounting. Changes in the estimated fair value of derivatives are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits in the balance sheets. The fluctuations in estimated fair value of derivatives can result in significant volatility in net income.

  EMBEDDED DERIVATIVES

    The Company assumes variable annuity guarantees, modified coinsurance contracts and equity indexed deferred annuities that contain embedded derivatives. Additionally, the Company has retroceded certain of these variable annuity guarantees to unaffiliated reinsurance counterparties that also contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) for assumed reinsurance or in policyholder benefits and claims for ceded reinsurance. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FAIR VALUE

   Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 INCOME TAX

   The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Internal Revenue Code of 1986 as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to the Holding Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, the Holding Company has elected the "percentage method' (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, one hundred percent of tax attributes such as losses are reimbursed by the Holding Company to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to the Holding company each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. The Holding Company has current or prior deductions and credits (including by not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Holding Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Holding Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax basis of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as other expense and penalties recognized as a component of income tax expense.

 OTHER ACCOUNTING POLICIES

  CASH AND CASH EQUIVALENTS

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  OTHER REVENUES

    Other revenues consist of funds withheld investment credit fees associated with financial reinsurance.

  POLICYHOLDER DIVIDENDS

    Pursuant to the terms of certain reinsurance agreements, the Company participates in the policyholder dividend scale of the ceding company. Policyholder dividends are approved annually by the ceding company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as the judgment of the ceding company's management as to the appropriate level of statutory surplus to be retained by the ceding company.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FOREIGN CURRENCY

    Balance sheet accounts for reinsurance agreements that are settled in foreign currencies are translated at the exchange rate in effect at each year end and income and expense accounts are translated at the average exchange rates during the year. Translation adjustments are charged or credited directly to foreign currency translation adjustments, included in accumulated other comprehensive income or loss, net of applicable taxes. Intercompany receivables (payables) that are held in foreign currencies are translated at the exchange rate in effect at each year end and translation adjustments are charged directly to net investment gains (losses) in the period in which they occur.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, OTHER ASSETS AND DEFERRED COSTS--CAPITALIZED ADVERTISING COSTS, are met. As a result, certain direct marketing, sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, FOREIGN CURRENCY MATTERS (TOPIC
830): PARENT'S ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF CERTAIN SUBSIDIARIES OR GROUPS OF ASSETS WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, FOREIGN CURRENCY MATTERS -- TRANSLATION OF FINANCIAL STATEMENTS, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, DERECOGNITION, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, LIABILITIES (TOPIC 405): OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. DEFERRED POLICY ACQUISITION COSTS

  See Note 1 for a description of capitalized acquisition costs.

PARTICIPATING AND DIVIDEND-PAYING TRADITIONAL CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to significantly impact the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to earnings. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. On a quarterly basis, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. On a quarterly basis, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

VARIABLE UNIVERSAL LIFE CONTRACTS, VARIABLE DEFERRED ANNUITY CONTRACTS AND EQUITY INDEXED DEFERRED ANNUITY CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of expected future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by the cumulated charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. On a quarterly basis, the Company also updates the actual amount of business remaining in-force, which impact expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

FACTORS IMPACTING AMORTIZATION

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)


  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                            --------------------------------
                                                               2013       2012       2011
                                                            ---------- ---------- ----------
                                                                     (IN THOUSANDS)
Balance at January 1,...................................... $  136,661 $  178,105 $  206,677
Capitalizations............................................      2,013      1,760      2,955
Amortization related to:
   Net investment gains (losses) and net derivative gains
     (losses)..............................................     23,559   (28,204)   (21,453)
   Other expenses..........................................    (2,413)   (15,000)   (10,074)
                                                            ---------- ---------- ----------
       Total amortization..................................     21,146   (43,204)   (31,527)
                                                            ---------- ---------- ----------
Balance at December 31,.................................... $  159,820 $  136,661 $  178,105
                                                            ========== ========== ==========

3. RESERVES

REINSURANCE LIABILITIES

  Future policy benefits are measured as follows:

  Product Type                         Measurement Assumptions:
  ---------------------------------------------------------------------------
  Assumed Participating Life           Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       ranging from 4% to 6% and mortality
                                       rates guaranteed in calculating the
                                       cash surrender values described in
                                       such contracts); and (ii) the
                                       liability for terminal dividends.
  ---------------------------------------------------------------------------
  Assumed traditional fixed annuities  Present value of expected future
  after annuitization                  payments. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 1% to 7% for domestic
                                       business and 2% to 5% for
                                       international business.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)


GUARANTEES

  The Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWB, GMAB and the portion of certain GMIB that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and other policy-related balances which are further discussed in Note 6. Guarantees accounted for as reinsurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on the present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less      Assumptions are consistent with those used
          than a specified amount.              for estimating GMDBs liabilities.

       .  Certain contracts also provide for  Calculation incorporates an assumption for
          a guaranteed lump sum return of       the percentage of the potential annuitizations
          purchase premium in lieu of the       that may be elected by the contractholder.
          annuitization benefit.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)

  Information regarding the liabilities for guarantees (excluding embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    UNIVERSAL AND
                                                    VARIABLE LIFE
                                 ANNUITY CONTRACTS    CONTRACTS
   -                             ------------------ -------------
                                                      SECONDARY
                                   GMDBS    GMIBS    GUARANTEES      TOTAL
   -                             --------  -------- ------------- ----------
   ASSUMED
   Balance at January 1, 2011... $204,783  $172,260    $41,159    $  418,202
   Incurred guaranteed benefits.  197,432    72,496     (1,514)      268,414
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  327,776   244,756     39,645       612,177
   Incurred guaranteed benefits.  169,545   230,988     10,288       410,821
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  417,506   475,744     49,933       943,183
   Incurred guaranteed benefits.  125,884    52,561      7,018       185,463
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $484,258  $528,305    $56,951    $1,069,514
                                 ========  ========    =======    ==========

   CEDED
   Balance at January 1, 2011... $  8,210  $     --    $    --    $    8,210
   Incurred guaranteed benefits.      (32)       --         --           (32)
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.    8,178        --         --         8,178
   Incurred guaranteed benefits.    2,920        --         --         2,920
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.   11,098        --         --        11,098
   Incurred guaranteed benefits.    3,704        --         --         3,704
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $ 14,802  $     --    $    --    $   14,802
                                 ========  ========    =======    ==========

   NET
   Balance at January 1, 2011... $196,573  $172,260    $41,159    $  409,992
   Incurred guaranteed benefits.  197,464    72,496     (1,514)      268,446
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  319,598   244,756     39,645       603,999
   Incurred guaranteed benefits.  166,625   230,988     10,288       407,901
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  406,408   475,744     49,933       932,085
   Incurred guaranteed benefits.  122,180    52,561      7,018       181,759
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $469,456  $528,305    $56,951    $1,054,712
                                 ========  ========    =======    ==========

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE

  The Company assumes insurance risk from affiliated and unaffiliated insurance companies. The Company also cedes certain assumed insurance risks to unaffiliated reinsurers.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Premiums and policyholder benefits and claims in the statements of operations consist of amounts assumed, partially offset by amounts ceded under reinsurance agreements.

  The Company assumes risks from an unaffiliated company related to guaranteed minimum benefit guarantees written directly by the unaffiliated company. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder's account balance and were liabilities of $1,262.3 million and $2,581.9 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $1,126.5 million, ($394.9) million and $80.6 million, respectively, in changes in fair value of such embedded derivatives.

  At December 31, 2013 and 2012, the Company had $99.2 million and $287.2 million, respectively, of unsecured unaffiliated ceded reinsurance recoverable balances.

  Certain unaffiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded unaffiliated reinsurance were $3.5 million and $28.9 million, at December 31, 2013 and 2012, respectively.

  The deposit liabilities on assumed unaffiliated reinsurance were $545 thousand and $335 thousand at December 31, 2013 and 2012, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)


  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                            2013         2012          2011
                                                        ------------ ------------ --------------
                                                                     (IN THOUSANDS)
REVENUES
Premiums............................................... $     23,922 $    909,170 $       29,894
Universal life and investment-type product policy fees.      450,583      398,509        283,097
Net derivative gain (loss).............................    5,678,708    (723,305)    (2,818,107)
Other revenues.........................................        1,396       22,917         43,740
                                                        ------------ ------------ --------------
 Total revenues........................................ $  6,154,609 $    607,291 $  (2,461,376)
                                                        ============ ============ ==============
EXPENSES
Policyholder benefits and claims....................... $    255,205 $  1,273,113 $      234,143
Interest credited to policyholder account balances.....       17,399       16,598         15,831
Policyholder dividends.................................       12,295       14,256         14,013
Other expenses.........................................       82,569       16,845         26,466
                                                        ------------ ------------ --------------
 Total expenses........................................ $    367,468 $  1,320,812 $      290,453
                                                        ============ ============ ==============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                                        DECEMBER 31,
                                                 --------------------------
                                                     2013         2012
                                                 ------------ -------------
                                                       (IN THOUSANDS)
    ASSETS
    Funds withheld at interest.................. $  2,045,389 $   1,796,083
    Premiums, reinsurance and other receivables.      243,080       160,658
    Deferred policy acquisition costs...........       80,831        76,892
                                                 ------------ -------------
     Total assets............................... $  2,369,300 $   2,033,633
                                                 ============ =============
    LIABILITIES
    Future policy benefits...................... $  2,062,320 $   2,043,905
    Other policy-related balances...............    3,561,663     8,130,768
    Policyholder dividends payable..............       16,256        17,438
    Other liabilities...........................      250,807       161,603
                                                 ------------ -------------
     Total liabilities.......................... $  5,891,046 $  10,353,714
                                                 ============ =============

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $649.3 million and $792.3 million, other reinsurance liabilities of $16.9 million and $10.7 million, and other reinsurance payables, included in other

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)

liabilities, were $43.7 million and $61.1 million at December 31, 2013 and 2012, respectively. The Company's statement of operations reflects a loss for this agreement of $8.6 million and $3.5 million, which includes premiums of $1 thousand and $881.2 million and policyholder benefits of $8.6 million and $884.7 million for the years ended December 31, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $1,226.6 million and $6,249.3 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $5,729.1 million, ($729.3) million and ($2,818.1) million, respectively, in changes in fair value of such embedded derivatives.

  The Company had no ceded affiliated reinsurance recoverable balances at December 31, 2013 and 2012.

5. INVESTMENTS

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

INVESTMENT RISKS AND UNCERTAINTIES

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g., structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


FIXED MATURITY SECURITIES AFS

 FIXED MATURITY SECURITIES AFS BY SECTOR

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       DECEMBER 31, 2013                                 DECEMBER 31, 2012
                       ------------------------------------------------- -------------------------------------------------
                                       GROSS UNREALIZED                                  GROSS UNREALIZED
                         COST OR   -------------------------  ESTIMATED    COST OR   -------------------------  ESTIMATED
                        AMORTIZED           TEMPORARY  OTTI     FAIR      AMORTIZED           TEMPORARY  OTTI     FAIR
                          COST      GAINS    LOSSES   LOSSES    VALUE       COST      GAINS    LOSSES   LOSSES    VALUE
                       ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                        (IN THOUSANDS)                                    (IN THOUSANDS)
FIXED MATURITY
 SECURITIES:
Foreign corporate..... $   535,332 $  5,294 $  7,203   $ --  $   533,423 $   621,950 $ 11,286  $ 1,814   $ --  $   631,422
U.S. corporate........     255,510   10,478    2,366     --      263,622     302,993   19,714      241     --      322,466
CMBS..................     135,781    1,724    4,941     --      132,564      82,307    4,019       --     --       86,326
State and political
 subdivision..........     114,310    6,862      916     --      120,256     115,352   20,220        5     --      135,567
U.S. Treasury and
 agency...............     101,947    1,225    3,924     --       99,248     290,766    2,765        2     --      293,529
ABS...................      79,461    1,323      264     --       80,520     195,178    2,707        9     --      197,876
RMBS..................      61,322    2,261      794     --       62,789      76,727    5,179       --     --       81,906
Foreign government....      28,259      400       --     --       28,659      34,640    1,887       --     --       36,527
                       ----------- -------- --------   ----  ----------- ----------- --------  -------   ----  -----------
 Total fixed maturity
  securities.......... $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081 $ 1,719,913 $ 67,777  $ 2,071   $ --  $ 1,785,619
                       =========== ======== ========   ====  =========== =========== ========  =======   ====  ===========

   The Company held no non-income producing fixed maturity securities at December 31, 2013 and 2012.

 METHODOLOGY FOR AMORTIZATION OF PREMIUM AND ACCRETION OF DISCOUNT ON STRUCTURED SECURITIES

   Amortization of premium or accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 MATURITIES OF FIXED MATURITY SECURITIES

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           DECEMBER 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       ESTIMATED             ESTIMATED
                                            AMORTIZED    FAIR     AMORTIZED    FAIR
                                              COST       VALUE      COST       VALUE
                                            ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
Due in one year or less.................... $  246,228 $  246,780 $  273,190 $  273,472
Due after one year through five years......    280,090    283,376    520,894    524,882
Due after five years through ten years.....    308,324    311,927    364,081    386,994
Due after ten years........................    200,716    203,125    207,536    234,163
                                            ---------- ---------- ---------- ----------
 Subtotal..................................  1,035,358  1,045,208  1,365,701  1,419,511
Structured securities (CMBS, ABS and RMBS).    276,564    275,873    354,212    366,108
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $1,311,922 $1,321,081 $1,719,913 $1,785,619
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

 CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AFS BY SECTOR

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           DECEMBER 31, 2013                          DECEMBER 31, 2012
                               ------------------------------------------ ------------------------------------------
                                                     EQUAL TO OR GREATER                        EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS     LESS THAN 12 MONTHS     THAN 12 MONTHS
                               --------------------- -------------------- --------------------- --------------------
                               ESTIMATED    GROSS    ESTIMATED   GROSS    ESTIMATED    GROSS    ESTIMATED   GROSS
                                 FAIR     UNREALIZED   FAIR    UNREALIZED   FAIR     UNREALIZED   FAIR    UNREALIZED
                                 VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES     VALUE     LOSSES
                               ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Foreign corporate............. $  214,876 $   7,203  $     --     $ --    $  288,797  $  1,814    $  --     $  --
U.S. corporate................     50,458     1,771     4,378      595        54,064       241       --        --
CMBS..........................     62,872     4,941        --       --            --        --       --        --
State and political
 subdivision..................     14,936       916        --       --           775         5       --        --
U.S. Treasury and agency......     28,434     3,924        --       --         2,522         2       --        --
ABS...........................     18,907       264        --       --        72,441         9       --        --
RMBS..........................     17,541       794        --       --            --        --       --        --
                               ---------- ---------  --------     ----    ----------  --------    -----     -----
  Total fixed maturity
   securities................. $  408,024 $  19,813  $  4,378     $595    $  418,599  $  2,071    $  --     $  --
                               ========== =========  ========     ====    ==========  ========    =====     =====
Total number of securities in
 an unrealized loss
 position.....................         79                   2                     67                 --
                               ==========            ========             ==========              =====

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 EVALUATION OF AFS SECURITIES FOR OTTI AND EVALUATING TEMPORARILY IMPAIRED AFS SECURITIES

  EVALUATION AND MEASUREMENT METHODOLOGIES

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)

      information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  CURRENT PERIOD EVALUATION

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased
  $18.3 million during the year ended December 31, 2013 from $2.1 million to $20.4 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

FUNDS WITHHELD AT INTEREST

  Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At December 31, 2013 and 2012, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in
Note 4, and an unaffiliated company.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $40.8 million and $410.6 million at December 31, 2013 and 2012, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                               2013       2012        2011
                                            ---------- ----------- -----------
                                                      (IN THOUSANDS)
 Fixed maturity securities................. $    9,072 $    65,706 $    41,752
 Equity securities.........................         --          --     (1,063)
 Deferred income tax benefit (expense).....    (3,176)    (22,997)    (14,241)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses). $    5,896 $    42,709 $    26,448
                                            ========== =========== ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------
                                                         2013       2012       2011
                                                      ----------- --------- -----------
                                                               (IN THOUSANDS)
Balance, January 1,.................................. $    42,709 $  26,448 $     3,341
Unrealized investment gains (losses) during the year.    (56,634)    25,017      35,549
Deferred income tax benefit (expense)................      19,821   (8,756)    (12,442)
                                                      ----------- --------- -----------
Balance, December 31,................................ $     5,896 $  42,709 $    26,448
                                                      =========== ========= ===========
Change in net unrealized investment gains (losses)... $  (36,813) $  16,261 $    23,107
                                                      =========== ========= ===========

CONCENTRATIONS OF CREDIT RISK

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

INVESTED ASSETS HELD IN TRUST AND PLEDGED AS COLLATERAL

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2013       2012
                                                                ---------- ----------
                                                                   (IN THOUSANDS)
Invested assets held in trust (1).............................. $2,754,170 $4,697,418
Invested assets pledged as collateral (2)......................  1,024,682    289,145
                                                                ---------- ----------
 Total invested assets held in trust and pledged as collateral. $3,778,852 $4,986,563
                                                                ========== ==========

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 6.

VARIABLE INTEREST ENTITIES

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 CONSOLIDATED VIES

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 UNCONSOLIDATED VIES

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               DECEMBER 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            MAXIMUM              MAXIMUM
                                                 CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                  VALUE   TO LOSS (1)  VALUE   TO LOSS (1)
                                                 -------- ----------- -------- -----------
                                                              (IN THOUSANDS)
Fixed maturity securities AFS:
 Structured securities (ABS, CMBS and RMBS) (2). $275,873  $275,873   $366,108  $366,108
 Foreign corporate..............................    5,186     5,186      5,525     5,525
                                                 --------  --------   --------  --------
   Total........................................ $281,059  $281,059   $371,633  $371,633
                                                 ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2013     2012     2011
                                                     -------- -------- --------
                                                           (IN THOUSANDS)
 Investment Income:
  Fixed maturity securities......................... $ 41,202 $ 29,831 $ 23,825
  Equity securities.................................       --       94      619
  Cash, cash equivalents and short-term investments.    3,247    6,415    3,314
  Other.............................................  (3,155)  (4,792)  (4,622)
                                                     -------- -------- --------
    Subtotal........................................   41,294   31,548   23,136
                                                     -------- -------- --------
  Less: Investment expenses.........................    5,871   10,853    5,898
                                                     -------- -------- --------
    Net investment income........................... $ 35,423 $ 20,695 $ 17,238
                                                     ======== ======== ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

NET INVESTMENT GAINS (LOSSES)

 COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2013     2012     2011
                                                --------- ------- --------
                                                      (IN THOUSANDS)
     Fixed maturity securities................. $   2,066 $   711 $  4,717
     Equity securities.........................        --   3,675    (292)
     Other investment portfolio gains (losses).  (58,647)  37,407  (5,511)
                                                --------- ------- --------
      Total net investment gains (losses)...... $(56,581) $41,793 $(1,086)
                                                ========= ======= ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($59.2) million, $37.3 million and ($5.9) million for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 SALES OR DISPOSALS OF FIXED MATURITY AND EQUITY SECURITIES

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                            YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                         ------------------------------- -----------------------  -------------------------------
                            2013      2012       2011    2013     2012     2011      2013      2012       2011
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
                            FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                         ------------------------------- -----------------------  -------------------------------
                                                             (IN THOUSANDS)
Proceeds................ $  251,239 $  34,432 $  421,298 $  --  $  7,212 $  2,880 $  251,239 $  41,644 $  424,178
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========
Gross investment
 gains.................. $    2,721 $     755 $    5,178 $  --  $  3,675 $     -- $    2,721 $   4,430 $    5,178
Gross investment
 losses.................      (655)      (44)      (461)    --        --    (292)      (655)      (44)      (753)
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
  Net investment gains
   (losses)............. $    2,066 $     711 $    4,717 $  --  $  3,675 $  (292) $    2,066 $   4,386 $    4,425
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========

   There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013, 2012 and 2011.

RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2013 and 2012. There were no invested assets transferred from affiliates for the year ended December 31, 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $857.4 million. There were no invested assets transferred from affiliates for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $4.6 million, $7.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 INTEREST RATE DERIVATIVES

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


 EQUITY DERIVATIVES

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


PRIMARY RISKS MANAGED BY DERIVATIVES

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:



DERIVATIVES NOT
DESIGNATED OR NOT
QUALIFYING AS HEDGING          PRIMARY UNDERLYING RISK
INSTRUMENTS                            EXPOSURE
---------------------       -------------------------------

Interest rate swaps........ Interest rate..................
Interest rate futures...... Interest rate..................
Interest rate options...... Interest rate..................
Foreign currency forwards.. Foreign currency exchange rate.
Currency futures........... Foreign currency exchange rate.
Equity futures............. Equity market..................
Equity options............. Equity market..................
Variance swaps............. Equity market..................
Total rate of return swaps. Equity market..................

 Total non-designated or non-qualifying derivatives.......

                                         DECEMBER 31, 2013                  DECEMBER 31, 2012
                                ----------------------------------- ----------------------------------
                                              ESTIMATED FAIR VALUE               ESTIMATED FAIR VALUE
                                             ----------------------             ----------------------
   PRIMARY UNDERLYING RISK        NOTIONAL     NOTIONAL
           EXPOSURE                AMOUNT      ASSETS   LIABILITIES   AMOUNT      ASSETS   LIABILITIES
------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                            (IN THOUSANDS)
Interest rate.................. $ 23,221,522 $1,040,377 $  562,851  $22,298,852 $1,867,230 $  611,572
Interest rate..................    4,462,013      9,047      6,547    6,437,033        598     20,980
Interest rate..................   17,690,095    131,341    235,516   11,440,095    302,989     58,486
Foreign currency exchange rate.    2,324,152        728    171,078    2,281,296      1,051    177,496
Foreign currency exchange rate.      364,550      1,169      1,022      518,160      3,864         --
Equity market..................    4,327,600      1,284     39,600    5,898,717     14,146    105,452
Equity market..................   31,414,484  1,024,034  1,005,551   18,897,916  2,346,326    355,433
Equity market..................   18,917,116    167,519    469,330   17,177,849    111,788    241,073
Equity market..................    3,339,982         --    156,959    2,791,568      4,436     95,505
                                ------------ ---------- ----------  ----------- ---------- ----------
$106,061,514 $2,375,499 $2,648,454  $87,741,486 $4,652,428 $1,665,997
                                ============ ========== ==========  =========== ========== ==========

NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                        ------------------------------------------
                                             2013           2012          2011
                                        -------------- -------------- ------------
                                                      (IN THOUSANDS)
Derivatives and hedging gains (losses). $  (4,841,296) $  (2,586,885) $  2,941,895
Embedded derivatives...................      6,776,544    (1,089,704)  (2,711,461)
                                        -------------- -------------- ------------
 Total net derivatives gains (losses).. $    1,935,248 $  (3,676,589) $    230,434
                                        ============== ============== ============

  The following table presents earned income on derivatives for the:

                                             YEARS ENDED DECEMBER 31,
                                       ------------------------------------
                                           2013         2012        2011
                                       ------------ ------------ ----------
                                                  (IN THOUSANDS)
     Net derivative gains (losses).... $  (262,379) $     20,202 $  141,929
     Policyholder benefits and claims.    (274,848)    (113,899)     16,833
                                       ------------ ------------ ----------
      Total........................... $  (537,227) $   (93,697) $  158,762
                                       ============ ============ ==========

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


NON-QUALIFYING DERIVATIVES

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                      NET       POLICYHOLDER
                                                   DERIVATIVE   BENEFITS AND
                                                 GAINS (LOSSES)  CLAIMS (1)
                                                 -------------- ------------
                                                       (IN THOUSANDS)
    FOR THE YEAR ENDED DECEMBER 31, 2013:
     Interest rate derivatives.................. $    (925,139) $    (1,364)
     Foreign currency exchange rate derivatives.      (514,563)           --
     Equity derivatives.........................    (3,139,215)    (635,931)
                                                 -------------- ------------
       Total.................................... $  (4,578,917) $  (637,295)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2012:
     Interest rate derivatives.................. $    (204,299) $         --
     Foreign currency exchange rate derivatives.      (284,745)           --
     Equity derivatives.........................    (2,118,043)    (367,490)
                                                 -------------- ------------
       Total.................................... $  (2,607,087) $  (367,490)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2011:
     Interest rate derivatives.................. $    1,527,402 $         --
     Foreign currency exchange rate derivatives.        143,177           --
     Equity derivatives.........................      1,129,387     (82,696)
                                                 -------------- ------------
       Total.................................... $    2,799,966 $   (82,696)
                                                 ============== ============

--------

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees.

CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                              DECEMBER 31, 2013         DECEMBER 31, 2012
                                                          ------------------------- -------------------------
DERIVATIVES SUBJECT TO A MASTER NETTING ARRANGEMENT OR A
SIMILAR ARRANGEMENT                                          ASSETS    LIABILITIES     ASSETS    LIABILITIES
--------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                            (IN THOUSANDS)
 Gross estimated fair value of derivatives:
  OTC-bilateral.......................................... $  2,430,173 $  2,593,152 $  4,708,762 $  1,534,233
  Exchange-traded........................................       11,500       47,169       18,608      126,432
                                                          ------------ ------------ ------------ ------------
    Total gross estimated fair value of
      derivatives (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Amounts offset in the balance sheets....................           --           --           --           --
                                                          ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the
   balance sheets (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..........................................  (1,869,869)  (1,869,869)  (1,518,669)  (1,518,669)
  Exchange-traded........................................      (5,368)      (5,368)     (18,608)     (18,608)
 Cash collateral (3)
  OTC-bilateral..........................................    (163,210)           --  (1,473,376)           --
  Exchange-traded........................................           --     (39,008)           --    (107,824)
 Securities collateral (4)
  OTC-bilateral..........................................    (377,561)    (646,079)  (1,716,717)     (13,667)
  Exchange-traded........................................           --      (2,793)           --           --
                                                          ------------ ------------ ------------ ------------
 Net amount after application of master netting
   agreements and collateral............................. $     25,665 $     77,204 $         -- $      1,897
                                                          ============ ============ ============ ============

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $66,175 thousand and $74,942 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8,133 thousand and $5,332 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $33,319 thousand and $0, respectively, and provided excess cash collateral of $185,299 thousand and $167,655 thousand, respectively, which is not included in the table above due to the foregoing limitation.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral of $96,746 thousand and $59,320 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At
   December 31, 2013 and 2012, the Company provided excess securities collateral of $0 and $0, respectively, for its OTC-bilateral derivatives and $36,182 thousand and $39,989 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  ESTIMATED FAIR VALUE OF   FAIR VALUE OF INCREMENTAL COLLATERAL
                                   COLLATERAL PROVIDED:                PROVIDED UPON:
                                  ----------------------- ----------------------------------------
                                                                         DOWNGRADE IN THE HOLDING
                                                                         COMPANY'S CREDIT RATING
                     ESTIMATED                              ONE NOTCH    TO A LEVEL THAT TRIGGERS
                   FAIR VALUE OF                          DOWNGRADE IN        FULL OVERNIGHT
                   DERIVATIVES IN                          THE HOLDING     COLLATERALIZATION OR
                   NET LIABILITY      FIXED MATURITY        COMPANY'S          TERMINATION
                    POSITION (1)        SECURITIES        CREDIT RATING OF THE DERIVATIVE POSITION
                   -------------- ----------------------- ------------- --------------------------
                                                   (IN THOUSANDS)
December 31, 2013. $      723,283      $    646,079        $    20,912         $    21,353
December 31, 2012. $       15,564      $     13,667        $        --         $        --

--------

(1)After taking into consideration the existence of netting agreements.

EMBEDDED DERIVATIVES

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        DECEMBER 31,
                                                                  -------------------------
                                        BALANCE SHEET LOCATION        2013         2012
                                       -------------------------- ------------ ------------
                                                                       (IN THOUSANDS)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    122,515 $    257,690
  Assumed modified coinsurance         Funds withheld at
   contracts.......................... interest..................       24,035       72,357
                                                                  ------------ ------------
   Net embedded derivatives within asset host contracts.......    $    146,550 $    330,047
                                                                  ============ ============
Net embedded derivatives within liability host contracts:
  Assumed guaranteed minimum benefits. Other policy-related
                                       balances.................. $  2,488,944 $  8,831,285
                                                                  ------------ ------------
   Net embedded derivatives within liability host contracts...    $  2,488,944 $  8,831,285
                                                                  ============ ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             YEARS ENDED DECEMBER 31,
                                    ------------------------------------------
                                        2013          2012           2011
                                    ------------ -------------- --------------
                                                  (IN THOUSANDS)
 Net derivative gains (losses) (1). $  6,776,544 $  (1,089,704) $  (2,711,461)
 Policyholder benefits and claims.. $  (139,134) $       72,507 $       70,390

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($996.3) million, ($1,603.0) million and $1,956.9 million, for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $19.4 million, $2.9 million and ($23.1) million, for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The size of the bid/ask
                          spread is used as an indicator of
                          market activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                  DECEMBER 31, 2013
                                                ------------------------------------------------------
                                                         FAIR VALUE HIERARCHY
                                                --------------------------------------
                                                                                       TOTAL ESTIMATED
                                                  LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                                ------------ ------------ ------------ ---------------
                                                                    (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate............................. $         -- $    533,423 $         --  $    533,423
 U.S. corporate................................           --      253,705        9,917       263,622
 CMBS..........................................           --       75,017       57,547       132,564
 State and political subdivision...............           --      120,256           --       120,256
 U.S. Treasury and agency......................       99,248           --           --        99,248
 ABS...........................................           --       80,520           --        80,520
 RMBS..........................................           --       62,789           --        62,789
 Foreign government............................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
   Total fixed maturity securities.............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
 Interest rate contracts.......................        9,046    1,171,719           --     1,180,765
 Foreign currency contracts....................        1,169          728           --         1,897
 Equity market contracts.......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
   Total derivative assets.....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
  contracts (3)................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
   Total assets................................ $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts....................... $      6,547 $    798,367 $         --  $    804,914
 Foreign currency contracts....................        1,022      171,078           --       172,100
 Equity market contracts.......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
   Total derivative liabilities................       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
  contracts (3)................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
   Total liabilities........................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                                              DECEMBER 31, 2012
                                            ------------------------------------------------------
                                                     FAIR VALUE HIERARCHY
                                            -------------------------------------- TOTAL ESTIMATED
                                              LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                            ------------ ------------ ------------ ---------------
                                                                (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate......................... $         -- $    628,708 $      2,714  $     631,422
 U.S. corporate............................           --      307,001       15,465        322,466
 CMBS......................................           --       44,603       41,723         86,326
 State and political subdivision...........           --      135,567           --        135,567
 U.S. Treasury and agency..................      285,259        8,270           --        293,529
 ABS.......................................           --      193,876        4,000        197,876
 RMBS......................................           --       81,906           --         81,906
 Foreign government........................           --       36,527           --         36,527
                                            ------------ ------------ ------------  -------------
   Total fixed maturity securities.........      285,259    1,436,458       63,902      1,785,619
                                            ------------ ------------ ------------  -------------
Short-term investments (1).................    3,824,840      425,354        4,996      4,255,190
Derivative assets: (2)
 Interest rate contracts...................          598    2,170,219           --      2,170,817
 Foreign currency contracts................        3,864        1,051           --          4,915
 Equity market contracts...................       14,146    2,000,970      461,580      2,476,696
                                            ------------ ------------ ------------  -------------
   Total derivative assets.................       18,608    4,172,240      461,580      4,652,428
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within asset host
  contracts (3)............................           --           --      330,047        330,047
                                            ------------ ------------ ------------  -------------
   Total assets............................ $  4,128,707 $  6,034,052 $    860,525  $  11,023,284
                                            ============ ============ ============  =============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts................... $     20,980 $    670,059 $         --  $     691,039
 Foreign currency contracts................           --      177,496           --        177,496
 Equity market contracts...................      105,452      416,032      275,979        797,463
                                            ------------ ------------ ------------  -------------
   Total derivative liabilities............      126,432    1,263,587      275,979      1,665,998
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within liability
  host contracts (3).......................           --           --    8,831,285      8,831,285
                                            ------------ ------------ ------------  -------------
   Total liabilities....................... $    126,432 $  1,263,587 $  9,107,264  $  10,497,283
                                            ============ ============ ============  =============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(3)Net embedded derivatives within asset host contracts are presented within funds withheld at interest and premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within other policy-related balances in the balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 INVESTMENTS

  VALUATION CONTROLS AND PROCEDURES

    On behalf of the Company and the Holding Company's Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Holding Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

  based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  SECURITIES AND SHORT-TERM INVESTMENTS

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and in certain cases, delta spread adjustments to reflect specific credit related issues.

   STRUCTURED SECURITIES COMPRISED OF ABS, CMBS AND RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon,

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  STATE AND POLITICAL SUBDIVISION AND FOREIGN GOVERNMENT SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  U.S. TREASURY AND AGENCY SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for in the Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   STRUCTURED SECURITIES COMPRISED OF ABS AND CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including credit spreads. Below investment grade securities and sub-prime RMBS included in this level

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 DERIVATIVES

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  FREESTANDING DERIVATIVES

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   INTEREST RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   FOREIGN CURRENCY EXCHANGE RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   EQUITY MARKET

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   EQUITY MARKET

     NON-OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 EMBEDDED DERIVATIVES

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest in the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  EMBEDDED DERIVATIVES WITHIN ASSET AND LIABILITY HOST CONTRACTS

   Level 3 Valuation Techniques and Key Inputs:

   ASSUMED GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in " -- Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

   EMBEDDED DERIVATIVES WITHIN FUNDS WITHHELD RELATED TO CERTAIN ASSUMED REINSURANCE

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 TRANSFERS BETWEEN LEVELS

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  TRANSFERS BETWEEN LEVELS 1 AND 2:

     There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  TRANSFERS INTO OR OUT OF LEVEL 3:

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

     Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                        DECEMBER 31, 2013
                                                                                    --------------------------
                                                              SIGNIFICANT                             WEIGHTED
                            VALUATION TECHNIQUES           UNOBSERVABLE INPUTS          RANGE        AVERAGE (1)
                       -------------------------------- --------------------------  -------------    -----------
FIXED MATURITY SECURITIES: (3)
 U.S. corporate and
  foreign corporate... Matrix pricing                   Credit spreads (4)             95  -     95       95
                                                        Illiquidity premium (4)        30  -     30       30
                       ------------------------------------------------------------------------------------------
 CMBS................. Matrix pricing and discounted    Credit spreads (4)
                         cash flow                                                    215  -    215      215
                       Market pricing                   Quoted prices (5)             104  -    104      104
                       Consensus pricing                Offered quotes (5)             90  -     92       91
                       ------------------------------------------------------------------------------------------
DERIVATIVES:
 Equity market........ Present value techniques         Volatility (7)                 13% -     28%
                          or option pricing models      Correlation (9)                60% -     60%
                       ------------------------------------------------------------------------------------------
EMBEDDED DERIVATIVES:
 Assumed and ceded     Option pricing techniques        Mortality rates:                0% -   0.10%
  guaranteed minimum                                        Ages 0 - 40
  benefits............
                                                            Ages 41 - 60             0.04% -   0.65%
                                                            Ages 61 - 115            0.26% -    100%
                                                        Lapse rates:
                                                            Durations 1 -10          0.50% -    100%
                                                            Durations 11 -20            3% -    100%
                                                            Durations 21 -116           3% -    100%
                                                        Utilization rates              20% -     50%
                                                        Withdrawal rates             0.07% -     10%
                                                        Long-term equity            17.40% -     25%
                                                          volatilities
                                                        Nonperformance               0.03% -   0.44%
                                                          risk spread
                       ------------------------------------------------------------------------------------------

                                                                IMPACT OF
                                     DECEMBER 31, 2012         INCREASE IN
                                 --------------------------     INPUT ON
                                                   WEIGHTED     ESTIMATED
     VALUATION TECHNIQUES            RANGE        AVERAGE (1) FAIR VALUE (2)
-------------------------------- -------------    ----------- --------------


Matrix pricing                     103  -    499      168       Decrease
                                    30  -     30       30       Decrease
-----------------------------------------------------------------------------
Matrix pricing and discounted
  cash flow                                                   Decrease (6)
Market pricing                     104  -    104      104     Increase (6)
Consensus pricing                                             Increase (6)
-----------------------------------------------------------------------------

Present value techniques            13% -     32%             Increase (8)
   or option pricing models         65% -     65%
-----------------------------------------------------------------------------

Option pricing techniques            0% -   0.14%  Decrease (10)


                                  0.05% -   0.75%             Decrease (10)
                                  0.26% -    100%             Decrease (10)

                                  0.50% -    100%             Decrease (11)
                                     3% -    100%             Decrease (11)
                                   2.5% -    100%             Decrease (11)
                                    20% -     50%             Increase (12)
                                  0.07% -     20%                 (13)
                                 15.18% -     40%  Increase (14)

                                  0.10% -   1.72%  Decrease (15)

-----------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                     FIXED MATURITY SECURITIES:
                                               --------------------------------------
                                                FOREIGN    U.S.                       SHORT-TERM    EQUITY    NET EMBEDDED
                                               CORPORATE CORPORATE   CMBS      ABS    INVESTMENTS   MARKET   DERIVATIVES (6)
                                               --------- --------- --------- -------- ----------- ---------- ---------------
                                                                              (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2013:
Balance, January 1,........................... $  2,714  $  15,465 $  41,723 $  4,000  $  4,996   $  185,601  $(8,501,238)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2).................
   Net investment income......................       11       (63)     (242)       --         4           --            --
   Net investment gains (losses)..............       --         --        --       --        --           --            --
   Net derivative gains (losses)..............       --         --        --       --        --    (425,674)     6,789,870
   Policyholder benefits and claims...........       --         --        --       --        --       18,720     (139,134)
  OCI.........................................     (25)      (652)   (1,828)       --        --          252       291,536
Purchases (3).................................       --         --    17,894       --        --        7,149            --
Sales (3).....................................  (2,700)    (8,680)        --       --   (5,000)           --            --
Settlements (3)...............................       --         --        --       --        --      (7,256)     (783,428)
Transfers into Level 3 (4)....................       --      3,847        --       --        --           --            --
Transfers out of Level 3 (4)..................       --         --        --  (4,000)        --           --            --
                                               --------  --------- --------- --------  --------   ----------  ------------
Balance, December 31,......................... $     --  $   9,917 $  57,547 $     --  $     --   $(221,208)  $(2,342,394)
                                               ========  ========= ========= ========  ========   ==========  ============
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income....................... $     --  $       4 $   (242) $     --  $     --   $       --  $         --
  Net investment gains (losses)............... $     --  $      -- $      -- $     --  $     --   $       --  $         --
  Net derivative gains (losses)............... $     --  $      -- $      -- $     --  $     --   $(414,667)  $  6,743,952
  Policyholder benefits and claims............ $     --  $      -- $      -- $     --  $     --   $   18,720  $  (134,839)

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 ------------------------------------------------------------------------------------------------
                                       FIXED MATURITY SECURITIES:       EQUITY SECURITIES:
                                 -------------------------------------- ------------------
                                  FOREIGN    U.S.                         NON-REDEEMABLE   SHORT-TERM    EQUITY    NET EMBEDDED
                                 CORPORATE CORPORATE   CMBS      ABS     PREFERRED STOCK   INVESTMENTS   MARKET   DERIVATIVES (6)
                                 --------- --------- --------- -------- ------------------ ----------- ---------- ---------------
                                                                          (IN THOUSANDS)
YEAR ENDED DECEMBER 31,
 2012:
Balance, January 1,............. $  2,533  $  15,114 $  41,724 $     --     $      --       $  39,967  $  844,062  $(7,033,096)
Total realized/unrealized gains
 (losses) included in:
  Net income
   (loss): (1), (2)
   Net investment income........       12       (16)     (164)       --            --              35          --            --
   Net investment gains
    (losses)....................       --         --        --       --            --              --          --            --
   Net derivative gains
    (losses)....................       --         --        --       --            --              --   (507,571)   (1,085,812)
   Policyholder benefits and
    claims......................       --         --        --       --            --              --      28,895        72,507
  OCI...........................      169        (4)       163       --            --              --     (2,565)       259,765
Purchases (3)...................       --      6,501        --    4,000            --           4,994      19,056            --
Sales (3).......................       --      (701)        --       --            --        (40,000)    (43,500)            --
Settlements (3).................       --         --        --       --            --              --   (152,776)     (714,602)
Transfers into
 Level 3 (4)....................       --         --        --       --            --              --          --            --
Transfers out of
 Level 3 (4)....................       --    (5,429)        --       --            --              --          --            --
                                 --------  --------- --------- --------     ---------       ---------  ----------  ------------
Balance, December 31,........... $  2,714  $  15,465 $  41,723 $  4,000     $      --       $   4,996  $  185,601  $(8,501,238)
                                 ========  ========= ========= ========     =========       =========  ==========  ============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income......... $     11  $       9 $   (163) $     --     $      --       $       2  $       --  $         --
  Net investment gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $       --  $         --
  Net derivative gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $(498,377)  $(1,139,890)
  Policyholder benefits and
   claims....................... $     --  $      -- $      -- $     --     $      --       $      --  $   28,895  $     75,146

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                  ------------------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                  ---------------------------------- ------------------
                                   FOREIGN    U.S.                     NON-REDEEMABLE   SHORT-TERM   EQUITY    NET EMBEDDED
                                  CORPORATE CORPORATE   CMBS    ABS   PREFERRED STOCK   INVESTMENTS  MARKET   DERIVATIVES (6)
                                  --------- --------- -------  ----- ------------------ ----------- --------  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..............  $2,673    $10,430  $    --  $  --    $      2,835     $  49,980  $124,720    $(3,660,494)
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      10          4     (104)    --              --            19        --             --
   Net investment gains
    (losses).....................      --          1       --     --            (292)           --        --             --
   Net derivative gains
    (losses).....................      --         --       --     --              --            --   563,864     (2,710,927)
   Policyholder benefits and
    claims.......................      --         --       --     --              --            --     7,131         70,390
  OCI............................    (150)      (511)     104     --             337            --       409       (120,058)
Purchases (3)....................      --         --   41,724     --              --        39,951   225,211             --
Sales (3)........................      --     (1,974)      --     --          (2,880)      (49,983)       --             --
Settlements (3)..................      --         --       --     --              --            --    (2,563)      (612,007)
Transfers into Level 3 (4).......      --      7,164       --     --              --            --        --             --
Transfers out of Level 3 (4).....      --         --       --     --              --            --   (74,710)            --
                                   ------    -------  -------  -----    ------------     ---------  --------    -----------
Balance, December 31,............  $2,533    $15,114  $41,724  $  --    $         --     $  39,967  $844,062    $(7,033,096)
                                   ======    =======  =======  =====    ============     =========  ========    ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income..........  $   10    $     4  $  (104) $  --    $         --     $      15  $     --    $        --
  Net investment gains (losses)..  $   --    $     1  $    --  $  --    $       (292)    $      --  $     --    $        --
  Net derivative gains (losses)..  $   --    $    --  $    --  $  --    $         --     $      --  $566,325    $ 2,735,936
  Policyholder benefits and
   claims........................  $   --    $    --  $    --  $  --    $         --     $      --  $  7,131    $   108,678

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 DECEMBER 31, 2013
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  228,140  $  --  $  224,672 $ (161,249)   $   63,423
LIABILITIES
Debt -- affiliated.......................... $  575,118  $  --  $  592,278 $       --    $  592,278
Other liabilities........................... $    3,836  $  --  $    3,836 $       --    $    3,836

                                                                 DECEMBER 31, 2012
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  304,411  $  --  $  275,479 $  174,126    $  449,605
LIABILITIES
Debt -- affiliated.......................... $   75,118  $  --  $   82,174 $       --    $   82,174
Other liabilities........................... $       72  $  --  $       72 $       --    $       72

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 PREMIUMS, REINSURANCE AND OTHER RECEIVABLES

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 DEBT -- AFFILIATED

    The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 OTHER LIABILITIES

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. DEBT -- AFFILIATED

  The table below presents information for the Company's long-term and short-term debt-affiliated outstanding at:

                                                             DECEMBER 31,
                                                         --------------------
                                  INTEREST RATE MATURITY    2013      2012
                                  ------------- -------- ---------- ---------
                                                            (IN THOUSANDS)
                                                         --------------------
   SHORT-TERM AND LONG-TERM DEBT
    Surplus note.................     6.798%      2014   $   75,118 $  75,118
    Senior notes.................     2.470%      2015      500,000        --
                                                         ---------- ---------
      Total debt-affiliated......                        $  575,118 $  75,118
                                                         ========== =========

  On October 15, 2013, the Company issued $500.0 million of guaranteed senior notes, Series A, to various affiliates, maturing in 2015 with an interest rate of 2.47%.

  On September 27, 2012, the Holding Company assumed $750.0 million of the Company's senior notes with interest rates of 6.440% and 5.330%, payable to an affiliate. In exchange for the assumption of senior notes, the

                       EXETER REASSURANCE COMPANY, LTD.

8. DEBT -- AFFILIATED (CONTINUED)

Company issued to the Holding Company 75,000 shares of Series A 7.69% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On December 19, 2012, the Holding Company assumed $1,250.0 million of the Company's senior notes with interest rates of 7.440%, 5.640% and 5.860%, payable to various affiliates. In exchange for the assumption of senior notes, the Company issued to the Holding Company 125,000 shares of Series A 7.75% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On July 15, 2011, the Company issued a $500.0 million guaranteed senior note, Series A, to various affiliates, maturing in 2021 with an interest rate of 5.64%.

  On December 16, 2011, the Company issued a $500.0 million guaranteed senior note, Series B, to various affiliates, maturing in 2021 with an interest rate of 5.86%.

  Interest expense related to the Company's indebtedness, included in other expenses, was $7.7 million, $112.6 million and $83.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 LETTERS OF CREDIT

   The Company had access to certain letter of credit agreements totaling $5,450.0 million in letter of credit capacity from various banks, either directly with the bank or indirectly through letters of credit available to the Holding Company for the benefit of the Company and certain other affiliates of the Holding Company. At December 31, 2013, the Company had $802.0 million in outstanding letters of credit. The letters of credit were used to collateralize assumed liabilities.

  Letters of credit outstanding as of December 31, 2013 were as follows:

                                                                USED BY    USED BY    REMAINING
BORROWER(S)                       EXPIRATION       CAPACITY   THE COMPANY AFFILIATES   UNUSED
----------------------------- ------------------ ------------ ----------- ---------- ------------
                                                        (IN THOUSANDS)
Exeter.......................  December 2027 (1) $    650,000 $  600,000  $       -- $     50,000
Holding Company and MetLife
  Funding, Inc............... September 2017 (1)    1,000,000         --      59,000      941,000
Holding Company and MetLife
  Funding, Inc...............        August 2016    3,000,000      2,000     130,789    2,867,211
Exeter, Holding Company &
  Missouri Reinsurance, Inc..          June 2016      500,000         --     490,000       10,000
Holding Company..............        August 2014      300,000    200,000     100,000           --
                                                 ------------ ----------  ---------- ------------
 Total.......................                    $  5,450,000 $  802,000  $  779,789 $  3,868,211
                                                 ============ ==========  ========== ============

--------

(1)The Holding Company is a guarantor under this agreement.

9. STOCKHOLDER'S EQUITY

  Effective October 1, 2013 in conjunction with the Company's redomestication to Delaware the stockholder's equity was restructured.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)

  Information regarding the restructure was as follows at:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            COMMON STOCK
            Shares authorized................ 13,875,000 14,125,000
            Shares issued.................... 13,466,000 13,466,000
            Shares outstanding............... 13,466,000 13,466,000
            Par value per share..............      $0.01      $1.00

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            PREFERRED STOCK
            Shares authorized................    250,000    200,000
            Shares issued....................    200,000    200,000
            Shares outstanding...............    200,000    200,000
            Par value per share..............      $0.01      $1.00
            Liquidation preference per share.    $10,000    $10,000

PREFERRED STOCK

  On September 27, 2012, the Company issued to the Holding Company 75,000 shares of 7.69% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $750.0 million of the Company's senior notes. See Note 8.

  On December 19, 2012, the Company issued to the Holding Company 125,000 shares of 7.75% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $1,250.0 million of the Company's senior notes. See Note 8.

EQUITY

  Under Delaware Law, the Company is required to maintain minimum capital of $250 thousand. The Company was in compliance with this requirement at December 31, 2013.

  Under the Law, the Company was required to maintain net worth of $240 thousand. The Company was in compliance with this requirement at September 30, 2013 (prior to redomestication to Delaware) and December 31, 2012.

  During the year ended December 31, 2013, the Company received no capital contributions from the Holding Company. The Company received capital contributions of $800.0 million and $673.0 million in cash from the Holding Company during the years ended December 31, 2012 and 2011.

  During the years ended December 31, 2013, 2012 and 2011, the Holding Company paid and contributed, on the Company's behalf, $26.8 million, $33.4 million and $30.9 million, respectively, in the form of letter of credit fees.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


DIVIDEND RESTRICTIONS

  Under the strategic business plan of the company approved by the Delaware Insurance commissioner (the "Commissioner"), the company may not declare or pay dividend in any form to its parent without the approval of the Commissioner and in no event shall the Commissioner grant such approval if the dividend would result in the insolvency or impairment of the Company.

  The company paid non-cumulative perpetual preferred stock dividend to the Holding company of $132.5 million during the year ended December 31, 2013. The Company did not pay a dividend to the Holding Company during the years ended December 31, 2012 and 2011.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                       UNREALIZED      FOREIGN
                                                    INVESTMENT GAINS  CURRENCY
                                                    (LOSSES), NET OF TRANSLATION
                                                    RELATED OFFSETS  ADJUSTMENT     TOTAL
                                                    ---------------- ----------- -----------
                                                                 (IN THOUSANDS)
Balance at December 31, 2010.......................   $     3,341    $    39,291 $    42,632
OCI before reclassifications.......................        39,974       (15,751)      24,223
Income tax expense (benefit).......................      (13,991)             --    (13,991)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        29,324         23,540      52,864
Amounts reclassified from AOCI.....................       (4,425)             --     (4,425)
Income tax expense (benefit).......................         1,549             --       1,549
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,876)             --     (2,876)
                                                      -----------    ----------- -----------
Balance at December 31, 2011.......................        26,448         23,540      49,988
OCI before reclassifications.......................        29,412         13,028      42,440
Income tax expense (benefit).......................      (10,294)             --    (10,294)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        45,566         36,568      82,134
Amounts reclassified from AOCI.....................       (4,395)             --     (4,395)
Income tax expense (benefit).......................         1,538             --       1,538
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,857)             --     (2,857)
                                                      -----------    ----------- -----------
Balance at December 31, 2012.......................        42,709         36,568      79,277
OCI before reclassifications.......................      (54,557)         26,548    (28,009)
Income tax expense (benefit).......................        19,094             --      19,094
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...         7,246         63,116      70,362
Amounts reclassified from AOCI.....................       (2,077)             --     (2,077)
Income tax expense (benefit).......................           727             --         727
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (1,350)             --     (1,350)
                                                      -----------    ----------- -----------
Balance at December 31, 2013.......................   $     5,896    $    63,116 $    69,012
                                                      ===========    =========== ===========

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          STATEMENT OF OPERATIONS AND
AOCI COMPONENTS                                  AMOUNTS RECLASSIFIED FROM AOCI       COMPREHENSIVE INCOME (LOSS) LOCATION
------------------------------------------ ------------------------------------------ ------------------------------------
                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                               2013          2012           2011
                                           ------------ -------------- --------------
                                                         (IN THOUSANDS)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)............................... $      2,066 $        4,387 $        4,426 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)...............................           11              8            (1) Net investment income
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), before income tax...........        2,077          4,395          4,425
   Income tax (expense) benefit...........        (727)        (1,538)        (1,549)
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), net income tax.............. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============
Total reclassification, net of income tax. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============

10. OTHER EXPENSES

  Information on other expenses was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                     2013       2012       2011
                                                  ---------- ---------- ----------
                                                           (IN THOUSANDS)
Commissions...................................... $   11,775 $   11,116 $    9,155
Volume-related costs.............................     26,816     33,524     30,929
Affiliated costs of reinsurance..................     72,517        297     12,073
Capitalization of DAC............................    (2,013)    (1,760)    (2,955)
Amortization of DAC..............................   (21,146)     43,204     31,527
Interest expense on debt and debt issuance costs.      7,714    112,646     83,296
Premium taxes, licenses & fees...................         25          9         34
Professional services............................        468        858         84
Other............................................      5,051      6,947      5,740
                                                  ---------- ---------- ----------
  Total other expenses........................... $  101,207 $  206,841 $  169,883
                                                  ========== ========== ==========

CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 2 for additional information on DAC including impacts of capitalization and amortization.

AFFILIATED EXPENSES

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 4 and 8 for a discussion of affiliated expenses included in the table above.

INTEREST EXPENSE ON DEBT

  See Note 8 for attribution of interest expense by debt issuance.

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX

  The provision for income tax was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                               2013         2012         2011
                                            ---------- -------------- ----------
                                                       (IN THOUSANDS)
Current:
 Federal................................... $(267,685) $    (363,174) $  273,521
 Foreign...................................         50             50         --
                                            ---------- -------------- ----------
                                             (267,635)      (363,124)    273,521
Deferred:
 Federal...................................    631,850    (1,092,375)  (179,444)
                                            ---------- -------------- ----------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $   94,077
                                            ========== ============== ==========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was follows:

                                                 YEARS ENDED DECEMBER 31,
                                            -----------------------------------
                                               2013         2012        2011
                                            ---------- -------------- ---------
                                                      (IN THOUSANDS)
Tax provision at U.S. statutory rate....... $  362,691 $  (1,455,439) $  94,077
Tax effect of:
Other......................................      1,464             --        --
Tax exempt investment income...............         --           (60)        --
Prior year tax.............................         60             --        --
                                            ---------- -------------- ---------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $  94,077
                                            ========== ============== =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       DECEMBER 31,
                                                 -------------------------
                                                     2013         2012
                                                 ------------ ------------
                                                      (IN THOUSANDS)
      Deferred income tax assets:
       Benefit, reinsurance and other reserves.. $    726,167 $  2,752,083
       Investments, including derivatives.......      821,544           --
       Net operating loss.......................       67,235           --
       Tax credits..............................          113           --
       Other....................................           --          753
                                                 ------------ ------------
                                                    1,615,059    2,752,836
                                                 ------------ ------------
      Deferred income tax liabilities:
       Net unrealized investment gains..........        3,176       22,997
       DAC......................................       35,280       33,288
       Investments, including derivatives.......           --      429,480
       Other....................................       47,139           --
                                                 ------------ ------------
                                                       85,595      485,765
                                                 ------------ ------------
      Net deferred income tax asset (liability). $  1,529,464 $  2,267,071
                                                 ============ ============

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX (CONTINUED)


  Domestic net operating carryforwards of $192,099 thousand at December 31, 2013 will expire beginning in 2028. Tax credit carryforwards of $113 thousand at December 31, 2013 will expire beginning in 2022.

  The lack of a valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will be realizable. In 2013, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize gross deferred tax assets. Accordingly, the Company has not recorded a valuation allowance against its gross deferred tax assets. The Company has determined that a valuation allowance against its deferred tax assets is not appropriate as of the year ended December 31, 2012.

  Prior to October 1, 2013, the Company was registered as an exempted company pursuant to the Companies Law of the Cayman Islands. No local income, profits or capital gains taxes are levied in the Cayman Islands at the current time. As a result, no provision for such taxes is recorded by the Company.

  Prior to the re-domestication, the Company made an election to be treated as an U.S. Domestic entity under Internal Revenue Code Section ("Sec.") 953(d). The election under Sec. 953(d) is valid through December 31, 2013. The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Code. Pursuant to this tax sharing agreement, the amount due from the Holding Company was $196.6 million and $261.7 million at December 31, 2013 and 2012, respectively.

  The Company files income tax returns with the U.S. federal government and is under continuous examination by the Internal Revenue Service. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2003, with the exception of the period October 31, 2000 through December 31, 2000. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014. It is not expected to have a material impact on the financial statements. As of December 31, 2013, the Company had no liability for unrecognized tax benefits.

12. CONTINGENCIES AND COMMITMENTS

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

                       EXETER REASSURANCE COMPANY, LTD.

13. OTHER RELATED PARTY TRANSACTIONS

  The Company had net payables to affiliates of $593 thousand and $877 thousand at December 31, 2013 and 2012, respectively. These payables exclude affiliated reinsurance balances discussed in Note 4 and affiliated debt balances discussed in Note 8.

  See Note 5 for additional related party transactions.

14. SUBSEQUENT EVENTS

  The Company has evaluated events subsequent to December 31, 2013, and through April 2, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                   MetLife Insurance Company of Connecticut
          Unaudited Pro Forma Condensed Combined Financial Statements

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The unaudited pro forma condensed combined financial statements and accompanying notes present the impact of the Mergers as a transaction among entities under common control which is more fully described in the notes to the unaudited pro forma condensed combined financial statements. Transactions among entities under common control are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The unaudited pro forma condensed combined financial statements include historical audited amounts as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and
(ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011. The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. It is likely that the actual adjustments reflected in the final accounting, that will consider additional available information, will differ from the pro forma adjustments and it is possible the differences may be material.

The unaudited pro forma condensed combined financial statements should be read in conjunction with the accompanying notes. In addition, the unaudited proforma condensed combined financial statements were derived from and should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013, as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective as of and during the periods presented or the results that may be obtained by the combined company in the future. The unaudited pro forma condensed combined financial statements as of and for the periods presented do not reflect future events that are not directly attributable to the Mergers and that may occur after the Mergers, including, but not limited to, expense efficiencies or revenue enhancements arising from the Mergers or management actions. Future results may vary significantly from the results reflected in the unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Unaudited Pro Forma Condensed Combined Balance Sheet
                               December 31, 2013

                     (In millions, except per share data)

                                                    Historical
                                          -----------------------------
                                                    MetLife    Exeter
                                                   Investors Reassurance
                                                   Insurance   Company   Reinsurance    Other                Pro Forma
                                            MICC    Company     Ltd.     Adjustments Adjustments    Notes    Combined
                                          -------- --------- ----------- ----------- ----------- ----------- ---------
Assets
Investments:
 Fixed maturity securities
   available-for-sale, at estimated
   fair value............................ $ 45,252  $ 2,250    $ 1,321     $  (695)    $    --      3(c)     $ 48,128
 Equity securities available-for-sale,
   at estimated fair value...............      418       45         --          --          --                    463
 Mortgage loans, net; at estimated fair
   value.................................    7,718      286         --          --          --                  8,004
 Policy loans............................    1,219       27         --          --          --                  1,246
 Real estate and real estate joint
   ventures..............................      754       --         --          --          --                    754
 Other limited partnership interests.....    2,130       32         --          --          --                  2,162
 Short-term investments, principally at
   estimated fair value..................    2,107       75      2,781          (7)         --      3(c)        4,956
 Derivative assets.......................       --       --      2,376          --      (2,376)     4(a)           --
 Funds withheld at interest..............       --       --      2,694          --      (2,694)     4(a)           --
 Other invested assets, principally at                                                            3(a)-(c),
   estimated fair value..................    2,555       68         --      (2,768)      4,570   4(a), 5(a)     4,425
                                          --------  -------    -------     -------     -------               --------
   Total investments.....................   62,153    2,783      9,172      (3,470)       (500)                70,138
Cash and cash equivalents, principally
 at estimated fair value.................      746       24        630        (604)         --    3(a), (c)       796
Accrued investment income................      542       26         94         (29)         (2)  3(c), 5(a)       631
Premiums, reinsurance and other
 receivables.............................   20,609    1,829        646      (3,170)         --    3(a)-(c)     19,914
Deferred policy acquisition costs and
 value of business acquired..............    4,730      291        160         707          --    3(b), (c)     5,888
Current income tax recoverable...........      192        9        197          --          --                    398
Deferred income tax recoverable..........       --       --      1,529          --      (1,529)     4(b)           --
Goodwill.................................      493       --         --          --          33      4(c)          526
Other assets.............................      794      110         --          34         (33)  3(b), 4(c)       905
Separate account assets..................   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total assets.......................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits...................                                                        3(b), (c),
                                          $ 27,991  $   501    $ 2,747     $(1,455)    $    12      4(d)     $ 29,796
Policyholder account balances............   33,453    2,748      2,489      (1,262)         --      3(c)       37,428
Other policy-related balances............                                                        3(b), (c),
                                             3,164      102      2,170      (2,973)          4      4(d)        2,467
Policyholder dividends payable...........       --       --         16          --         (16)     4(d)           --
Payables for collateral under
 securities loaned and other
 transactions............................    6,451      266         --          --         197      4(e)        6,914
Long-term debt...........................    2,251       --        575          --        (500)     5(a)        2,326
Deferred income tax liability............    1,385      192         --         272      (1,529)  3(b), 4(b)       320
Derivative liabilities...................       --       --      2,648          --      (2,648)     4(f)           --
                                                                                                  3(a)-(c),
                                                                                                 4(e), 4(f),
Other liabilities........................    6,776       94        553      (1,560)      2,449      5(a)        8,312
Separate account liabilities.............   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total liabilities.....................  179,251   15,936     11,198      (6,978)     (2,031)               197,376
                                          --------  -------    -------     -------     -------               --------
Stockholders' Equity
Preferred stock..........................       --       --         --          --          --                     --
Common stock, par value $2.50 per share..       86        6         --          --          --                     92
Additional paid-in capital...............    6,737      636      4,126          --          --                 11,499
Retained earnings (accumulated deficit)..    1,076      504     (2,965)        506          --      3(b)         (879)
Accumulated other comprehensive income
 (loss)..................................      889       23         69         (60)         --      3(c)          921
                                          --------  -------    -------     -------     -------               --------
   Total stockholders' equity............    8,788    1,169      1,230         446          --                 11,633
                                          --------  -------    -------     -------     -------               --------
   Total liabilities and stockholders'
    equity............................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2013

                                 (In millions)

                                               Historical
                                     -----------------------------
                                               MetLife    Exeter
                                              Investors Reassurance
                                              Insurance   Company   Reinsurance    Other                    Pro Forma
                                       MICC    Company     Ltd.     Adjustments Adjustments      Notes      Combined
                                     -------  --------- ----------- ----------- ----------- --------------- ---------
Revenues
Premiums............................ $   606    $  29     $   59       $  (5)      $ --          3(b)        $  689
Universal life and investment-type
 product policy fees................   2,336      202        587        (177)        --        3(b), (c)      2,948
Net investment income...............   2,852      114         35         (16)        (2)      3(c), 5(a)      2,983
Fees on ceded reinsurance and
 other..............................      --       90         --          --        (90)         4(g)            --
Other revenues......................     592       --          2         (74)        90     3(b), (c), 4(g)     610
Net investment gains (losses):
  Other-than-temporary impairments
   on fixed maturity securities.....      (9)      --         --          --         --                          (9)
  Other-than-temporary impairments
   on fixed maturity securities
   transferred to other
   comprehensive income (loss)......     (11)      --         --          --         --                         (11)
  Other net investment gains
   (losses).........................     102        1        (57)         59        (45)      3(c), 5(b)         60
                                     -------    -----     ------       -----       ----                      ------
    Total net investment gains
     (losses).......................      82        1        (57)         59        (45)                         40
  Net derivative gains (losses).....  (1,052)    (442)     1,935         375         --          3(c)           816
                                     -------    -----     ------       -----       ----                      ------
    Total revenues..................   5,416       (6)     2,561         162        (47)                      8,086
                                     -------    -----     ------       -----       ----                      ------
Expenses
Policyholder benefits and claims....   1,707       48      1,380         (44)        27     3(b), (c), 4(h)   3,118
Interest credited to policyholder
 account balances...................   1,037      113         17         (17)        --          3(c)         1,150
Policyholder dividends..............      --       --         27          --        (27)         4(h)            --
Goodwill impairment.................      66       --         --          --         --                          66
Other expenses......................   1,659      (11)       101         215         (2)    3(b)-(d), 5(a)    1,962
                                     -------    -----     ------       -----       ----                      ------
    Total expenses..................   4,469      150      1,525         154         (2)                      6,296
                                     -------    -----     ------       -----       ----                      ------
Income (loss) from continuing
 operations before provision for
 income tax.........................     947     (156)     1,036           8        (45)                      1,790
Provision for income tax expense
 (benefit)..........................     227      (67)       364           3        (16)      3(e), 5(c)        511
                                     -------    -----     ------       -----       ----                      ------
Income from continuing operations,
 net of income tax.................. $   720    $ (89)    $  672       $   5       $(29)                     $1,279
                                     =======    =====     ======       =====       ====                      ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2012

                                 (In millions)

                                            Historical
                                   ----------------------------
                                            MetLife    Exeter
                                           Investors Reassurance
                                           Insurance   Company   Reinsurance    Other                   Pro Forma
                                    MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                   ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums.......................... $1,261    $ 11      $   950     $  (888)     $ --        3(b),(c)     $1,334
Universal life and investment-
  type product policy fees........  2,261     198          548        (183)       --        3(b),(c)      2,824
Net investment income.............  2,952     113           21          (2)      (26)      3(c), 5(a)     3,058
Fees on ceded reinsurance and
  other...........................     --      93           --          --       (93)         4(g)           --
Other revenues....................    511      --           23         (24)       93       3(c), 4(g)       603
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities............    (52)     (2)          --          --        --                        (54)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income
   (loss).........................      3      --           --          --        --                          3
 Other net investment gains
   (losses).......................    201      (2)          42         (37)       --          3(c)          204
                                   ------    ----      -------     -------      ----                     ------
   Total net investment gains
     (losses).....................    152      (4)          42         (37)       --                        153
 Net derivative gains
   (losses).......................  1,003     329       (3,677)      1,432        --          3(c)         (913)
                                   ------    ----      -------     -------      ----                     ------
   Total revenues.................  8,140     740       (2,093)        298       (26)                     7,059
                                   ------    ----      -------     -------      ----                     ------
Expenses
Policyholder benefits and
  claims..........................  2,389     100        1,812      (1,001)       30     3(b),(c), 4(h)   3,330
Interest credited to policyholder
  account balances................  1,147     118           17         (17)       --          3(c)        1,265
Policyholder dividends............     --      --           30          --       (30)         4(h)           --
Goodwill impairment...............    394      --           --          --        --                        394
Other expenses....................  2,720     229          206        (709)      (26)    3(b)-(d), 5(a)   2,420
                                   ------    ----      -------     -------      ----                     ------
   Total expenses.................  6,650     447        2,065      (1,727)      (26)                     7,409
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations before provision
  for income tax..................  1,490     293       (4,158)      2,025        --                       (350)
Provision for income tax
  expense (benefit)...............    372      94       (1,455)        709        --       3(e), 5(c)      (280)
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations, net of income
  tax............................. $1,118    $199      $(2,703)    $ 1,316      $ --                     $  (70)
                                   ======    ====      =======     =======      ====                     ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2011

                                 (In millions)

                                             Historical
                                    ----------------------------
                                             MetLife    Exeter
                                            Investors Reassurance
                                            Insurance   Company   Reinsurance    Other                   Pro Forma
                                     MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                    ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums........................... $1,828    $  7       $ 72        $  (9)      $  --         3(b)       $1,898
Universal life and investment-type
  product policy fees..............  1,956     204        433         (136)         --       3(b),(c)      2,457
Net investment income..............  3,074     114         17            3          (9)     3(c), 5(a)     3,199
Fees on ceded reinsurance and
  other............................     --     104         --           --        (104)        4(g)           --
Other revenues.....................    508      --         44          (55)        104    3(b),(c), 4(g)     601
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed maturity
   securities......................    (42)     --         --           --          --                       (42)
 Other-than-temporary
   impairments on fixed maturity
   securities transferred to other
   comprehensive income
   (loss)..........................     (5)     --         --           --          --                        (5)
 Other net investment gains
   (losses)........................     82      (5)        (1)          --          --                        76
                                    ------    ----       ----        -----       -----                    ------
   Total net investment gains
     (losses)......................     35      (5)        (1)          --          --                        29
 Net derivative gains (losses).....  1,096     326        230         (787)         --         3(c)          865
                                    ------    ----       ----        -----       -----                    ------
   Total revenues..................  8,497     750        795         (984)         (9)                    9,049
                                    ------    ----       ----        -----       -----                    ------
Expenses
Policyholder benefits and claims...  2,660      59        309          (88)         31    3(b),(c), 4(h)   2,971
Interest credited to policyholder
  account balances.................  1,189     127         16          (16)         --         3(c)        1,316
Policyholder dividends.............     --      --         31           --         (31)        4(h)           --
Other expenses.....................  2,981     259        170         (101)         (9)   3(b)-(d), 5(a)   3,300
                                    ------    ----       ----        -----       -----                    ------
   Total expenses..................  6,830     445        526         (205)         (9)                    7,587
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations before provision for
  income tax.......................  1,667     305        269         (779)         --                     1,462
Provision for income tax expense
  (benefit)........................    493      90         94         (272)         --      3(e), 5(c)       405
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations, net of income tax.... $1,174    $215       $175        $(507)      $  --                    $1,057
                                    ======    ====       ====        =====       =====                    ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
                    CONDENSED COMBINED FINANCIAL STATEMENTS

1. Description of Transaction

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

2. Basis of Presentation

The Mergers represent a transaction among entities under common control. Transactions among entities under common control are accounted for as if the transaction occurred at the beginning of the earliest date presented and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. The unaudited pro forma condensed combined financial statements include historical amounts derived from the audited financial statements as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011.

The unaudited pro forma condensed combined financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and presented in accordance with the requirements of
Article 11 of Regulation S-X published by the U.S. Securities and Exchange Commission. In accordance with Article 11 of Regulation S-X, discontinued operations have been excluded from the presentation of the unaudited pro forma condensed combined statements of operations.

The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. The unaudited pro forma condensed combined financial statements exclude the effects of adjustments that rely on highly judgmental estimates including how historical management practices and operating decisions may or may not have changed as a result of the Mergers.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

would have resulted had the Mergers been effective during the periods presented or the results that may be obtained by the combined company in the future.

These unaudited pro forma condensed combined financial statements should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013 as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

3. Reinsurance Adjustments

In connection with the Mergers, adjustments have been included for new and planned reinsurance agreements, for the recapture of certain reinsurance agreements and to eliminate non-recurring bank fees. The total of the reinsurance adjustments at December 31, 2013 resulted in changes to total assets of ($6,532) million, total liabilities of ($6,978) million, and total stockholders' equity of $446 million and for the years ended December 31, 2013, 2012 and 2011 resulted in changes to total revenues of $162 million, $298 million and ($984) million, respectively, and to total expenses of $154 million, ($1,727) million, and ($205) million, respectively.

    (a)Adjustment to increase total assets and total liabilities by $97 million to record a new reinsurance agreement. Effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. The new reinsurance agreement was entered into in connection with MetLife Insurance Company of Connecticut withdrawing its license to issue insurance policies and annuity contracts in New York.
    (b)Adjustment to eliminate reinsurance transactions among the merging companies. The adjustments at December 31, 2013 include: changes of ($4,045) million to total assets, ($4,551) million to total liabilities and $506 million to retained earnings. The adjustments for the years ended December 31, 2013, 2012 and 2011 include: reductions to total revenue of $73 million, $0 and $12 million, respectively, and changes to other expenses of $208 million, ($690) million and ($61) million, respectively.
    (c)Adjustment to reflect planned reinsurance transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The adjustments at December 31, 2013 include: reductions of $2,584 million to total assets, $2,524 million to total liabilities and $60 million to accumulated other comprehensive income (loss). The adjustments for the years ended December 31, 2013, 2012 and 2011 include: changes to total revenue of $235 million, $298 million and ($972) million, respectively, and reductions to other expenses of $37 million, $1,018 million and $119 million, respectively.
    (d)Adjustment to eliminate from other expenses non-recurring credit facility usage fees for letters of credit, which were held to collateralize assumed liabilities and which were canceled when Exeter re-domesticated to Delaware of $17 million, $19 million and $25 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
    (e)Adjustment for the income tax impact for all reinsurance adjustments at the federal statutory tax rate of 35%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


4. Reclassification Adjustments

Reclassification adjustments, included in other adjustments, are reflected herein to conform the presentation of Exeter's and MLIIC's financial statements to the presentation of MICC's financial statements.

    (a)Adjustment to reclassify derivative assets of $2,376 million and funds withheld at interest of $2,694 million to other invested assets.
    (b)Adjustment to net deferred income tax recoverable of $1,529 million with deferred income tax liability.
    (c)Adjustment to reclassify goodwill of $33 million from other assets to goodwill.
    (d)Adjustment to reclassify policyholder dividends payable of $12 million and $4 million to future policy benefits and other policy-related balances, respectively.
    (e)Adjustment to reclassify cash collateral on deposit of $197 million from other liabilities to payables for collateral under securities loaned and other transactions.
    (f)Adjustment to reclassify derivative liabilities of $2,648 million to other liabilities.
    (g)Adjustment to reclassify fees on ceded reinsurance and other of $90 million, $93 million and $104 million to other revenues for the years ended December 31, 2013, 2012 and 2011, respectively.
    (h)Adjustment to reclassify policyholder dividends of $27 million, $30 million and $31 million to policyholder benefits and claims for the years ended December 31, 2013, 2012 and 2011, respectively.

5. Other Adjustments

The following other pro forma adjustments have been recorded in the unaudited pro forma condensed combined financial statements.

    (a)Adjustments to eliminate related party debt transactions among the merging entities. The adjustments at December 31, 2013 include: reductions of $2 million to accrued investment income and other liabilities and reductions of $500 million to other invested assets and long-term debt. The adjustments for the year ended December 31, 2013, 2012 and 2011 include: reductions of $2 million, $26 million and $9 million, respectively, to net investment income and other expenses.
    (b)Adjustment to eliminate related party investment gains for the year ended December 31, 2013. The non-recurring gains were recorded in connection with establishing a custodial account when MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York.
    (c)Adjustment for the income tax impact for all other adjustments at the federal statutory tax rate of 35%.

6. Forward Looking Statements

These unaudited pro forma condensed combined financial statements may be deemed to be forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. Forward looking statements are identified by words such as "anticipate," "estimate," "expect," "project," "intend," "plan," "believe" and other words and terms of similar meaning, or are tied to future periods, in connection with a discussion of future operating or financial performance. Such statements may include, but are not limited to statements about the benefits of the Mergers, including future financial and operating results, the combined company's plans, objectives, expectations and intentions and other statements that are not historical facts. These forward looking statements are based largely on management's expectations and are subject to a number of risks and uncertainties. Actual results could differ materially from these forward looking statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


7. Subsequent Event

On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). Beginning in the first quarter of 2014, MICC will account for and report MAL as discontinued operations. These unaudited pro forma condensed combined financial statements exclude the impact of the MAL disposition as the transaction does not meet the significant subsidiary conditions of Article 11 of Regulation S-X and is not directly attributable to the Mergers. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



(a)        Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2013

   (2)   Statements of Operations for the year ended December 31, 2013

   (3) Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2013 and 2012

   (2) Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011

   (3) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2013, 2012 and 2011

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account QP for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)


3(c).                 Master Retail Sales Agreement (MLIDC 09-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed on April 3, 2013.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on August 27, 1996.)


4(b). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(d)(i)               403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(e). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7, 2008.)


4(f). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(g). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


5.                    Applications


a.                    Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 5-06*


b.                    Enrollment/Investment Selection Form L-21018GTS-MLR Rev.
                      11-06*


c.                    Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)


6(a). Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)



7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)



8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)


8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective
                      Amendment No. 4 to the Registration Statement on Form
                      N-4, File No. 333-152189, filed April 4, 2012.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      4, 2012.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2012.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e). Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No. 333-71349)filed April 9, 2009.)


8(e)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2012.)


8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(f)(iii)             Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23, Amendment No. 152 to the Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      3, 2013.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000,

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      October 15, 2000, May 1, 2001, May 24, 2001, January 31,
                      2002, May 1, 2003, August 1, 2004 and April 28, 2008.)
                      (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(h). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i). Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Funds Distributor, LLC, effective April 30, 2012. Filed herewith.


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift as signatory for Eric T. Steigerwalt, Elizabeth
                      M. Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson. Filed with Post-Effective Amendment No. 5 to this Registration Statement on Form N-4,
                      File No. 333-152194, on April 3, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH DEPOSITOR
----------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277




Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                      Director and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart       Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036



Robin Lenna           Executive Vice President
200 Park Avenue
12 Floor
New York, NY 10166



Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Andrew Kaniuk            Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Steven G. Sorrentino     Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Mark S. Reilly          Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022




Christopher A. Kremer       Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island, NY 11101





Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036





S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210




Andrew T. Aoyama      Vice President
200 Park Avenue
New York, NY 10166




Steven J. Brash                Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy           Vice President and Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Henry Sulikowski, Jr.     Vice President and Senior Actuary
18210 Crane Nest Dr.
Tampa, FL 33647




Mark J. Davis            Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta       Vice President
10 Park Avenue
Morristown, NJ 07962



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116



James M. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Daniel A. O'Neill           Vice President
8717 W. 110th Street
Overland Parks, KS 66210



Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886



Nan D. Tecotzky       Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark. H. Wilsmann       Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz               Vice President
1095 Avenue of the Americas
New York, NY 10036



Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Lynn A Dumais             Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328




Geoffrey A. Fradkin      Vice President
501 Route 22
Bridgewater, NJ 08807




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Robert L. Staffier          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2014, there were 241,311 owners of qualified contracts and 59,789 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two

Security Equity Separate Account 26
Security Equity Separate Account 27

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   ----------------------
Elizabeth M. Forget             Director, President
1095 Avenues of the Americas
New York, NY 10036





Paul A. LaPiana                     Director, Executive Vice President, National Sales Manager-Life
11225 North Community House Road
Charlotte, NC 28277




Andrew G. Aiello     Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614




Jay S. Kaduson                      Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Tyla L. Reynolds         Vice President, Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036




John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

John P. Kyne, III                   Vice President, Director of Compliance
11225 North Community House Road
Charlotte, NC 28277





David DeCarlo                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614




Cathy A. Sturdivant     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                     (2)
                     (1)                      NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                 DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                     COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
-------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company...... $150,530,898       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, CT 06002-2910



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.

(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.


MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance
     Company of Connecticut.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in Bloomfield, Connecticut on April 4, 2014.



          MetLife of CT Separate Account Eleven for Variable Annuities
                                  (Registrant)


                    MetLife Insurance Company of Connecticut
                                  (Depositor)


                     By:          /s/ ELIZABETH M. FORGET
                            ----------------------------------
                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 4, 2014.



     /s/ *ERIC T. STEIGERWALT         Director, Chairman of the Board, President and Chief
     ------------------------
                                      Executive Officer
  (Eric T. Steigerwalt)
       /s/ *ELIZABETH M. FORGET       Director
     ------------------------
  (Elizabeth M. Forget)
       /s/ *GENE L. LUNMAN            Director
     ------------------------
  (Gene L. Lunman)
      /s/ *STANLEY J. TALBI           Executive Vice President and Chief Financial Officer
     ------------------------
  (Stanley J. Talbi)
      /s/ *PETER M. CARLSON           Executive Vice President and Chief Accounting Officer
     ------------------------
  (Peter M. Carlson)

                      *By:              /s/ MYRA L. SAUL
                                        ---------------------------------------

                         Myra L. Saul, Attorney-in-fact




* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herein.

                                 EXHIBIT INDEX




10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)